SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  10         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             12       (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on May 1, 2002 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

ISSUED BY:
IDS LIFE INSURANCE COMPANY
PROSPECTUS

MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for:


   -  American Express(R) Variable Portfolio Funds                                    -  Janus Aspen Series: Service Shares
   -  AIM Variable Insurance Funds                                                    -  Lazard Retirement Series, Inc.
   -  American Century(R) Variable Portfolios, Inc.                                   -  MFS(R) Variable Insurance Trust(SM)
   -  Calvert Variable Series, Inc.                                                   -  Putnam Variable Trust - Class IB Shares
   -  Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)             -  Royce Capital Fund
   -  Fidelity(R) Variable Insurance Products - Service Class                         -  Third Avenue Variable Series Trust
   -  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2   -  Wanger Advisors Trust
   -  Goldman Sachs Variable Insurance Trust (VIT)                                    -  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                           3
THE CONTRACT IN BRIEF                                               4
EXPENSE SUMMARY                                                     6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                        30
FINANCIAL STATEMENTS                                               39
PERFORMANCE INFORMATION                                            39
THE VARIABLE ACCOUNT AND THE FUNDS                                 40
THE FIXED ACCOUNT                                                  46
BUYING YOUR CONTRACT                                               47
CHARGES                                                            49
VALUING YOUR INVESTMENT                                            52
MAKING THE MOST OF YOUR CONTRACT                                   53
SURRENDERS                                                         56
TSA-- SPECIAL SURRENDER PROVISIONS                                 57
CHANGING OWNERSHIP                                                 57
BENEFITS IN CASE OF DEATH-- STANDARD DEATH BENEFIT                 58
OPTIONAL BENEFITS                                                  59
THE ANNUITY PAYOUT PERIOD                                          62
TAXES                                                              64
VOTING RIGHTS                                                      66
SUBSTITUTION OF INVESTMENTS                                        66
ABOUT THE SERVICE PROVIDERS                                        66
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                              67

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)


-    Roth IRAs under Section 408A of the Code


-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 40)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 46)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 47)

MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

   If paying by any other method:
            $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS

   For the first year:
            $1,000,000 up to age 85
            $100,000 for ages 86 to 90

   For each subsequent year:
            $100,000 up to age 85
            $50,000 for ages 86 to 90

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 54)


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply.(p. 56)


CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 57)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 58)

OPTIONAL BENEFITS:* This contract offers optional features that are available for additional charges if you meet certain criteria. (p.59)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 62)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 64)

CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-    the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and

- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value.

* Available June 10, 2002.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You paid no sales charge when you purchased your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

SURRENDER CHARGE: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

               SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE*
   YEARS FROM PURCHASE     SURRENDER CHARGE           YEARS FROM PURCHASE     SURRENDER CHARGE
     PAYMENT RECEIPT          PERCENTAGE                PAYMENT RECEIPT          PERCENTAGE
           1                       7%                         1                       8%
           2                       7                          2                       8
           3                       7                          3                       8
           4                       6                          4                       7
           5                       5                          5                       7
           6                       4                          6                       6
           7                       2                          7                       5
           Thereafter              0                          8                       4
                                                              9                       3
                                                              10                      2
                                                              Thereafter              0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 50 and "The Annuity Payout Period-- Annuity Payout Plans" p. 63).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                     $30**


** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV) FEE:                   0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE:                           0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:  0.95% for nonqualified annuities
                                 0.75% for qualified annuities

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                    MANAGEMENT        12b-1        OTHER
                                                                       FEES           FEES         EXPENSES       TOTAL
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                             .54%           .13%          .11%          .78%(1)
   Bond Fund                                                            .60            .13           .07           .80(2)
   Capital Resource Fund                                                .61            .13           .04           .78(2)
   Cash Management Fund                                                 .51            .13           .04           .68(2)
   Diversified Equity Income Fund                                       .55            .13           .23           .91(1)
   Emerging Markets Fund                                               1.16            .13           .46          1.75(1)
   Equity Select Fund                                                   .64            .13           .33          1.10(1)
   Extra Income Fund                                                    .62            .13           .07           .82(2)
   Federal Income Fund                                                  .61            .13           .10           .84(1)
   Global Bond Fund                                                     .84            .13           .10          1.07(2)
   Growth Fund                                                          .62            .13           .15           .90(1)
   International Fund                                                   .83            .13           .08          1.04(2)
   Managed Fund                                                         .59            .13           .04           .76(2)
   NEW DIMENSIONS FUND(R)                                               .60            .13           .06           .79(2)
   S&P 500 Index Fund                                                   .29            .13           .07           .49(1)
   Small Cap Advantage Fund                                             .73            .13           .30          1.16(1)
   Strategy Aggressive Fund                                             .60            .13           .05           .78(2)
AIM V.I.
   Capital Appreciation Fund, Series I                                  .61             --           .24           .85(3)
   Capital Development Fund, Series I                                   .75             --           .41          1.16(3)
American Century(R) Variable Portfolios, Inc.
   VP International                                                    1.26             --            --          1.26(4),(5)
   VP Value                                                             .97             --            --           .97(4),(5)
Calvert Variable Series, Inc.
   Social Balanced Portfolio                                            .70             --           .17           .87(6)
Credit Suisse Trust
   Emerging Growth Portfolio                                            .86             --           .39          1.25(7)
Fidelity VIP
   Growth & Income Portfolio (Service Class)                            .48            .10           .10           .68(8)
   Mid Cap Portfolio (Service Class)                                    .58            .10           .11           .79(8)
   Overseas Portfolio (Service Class)                                   .73            .10           .20          1.03(8)
FTVIPT
   Franklin Real Estate Fund - Class 2                                  .56            .25           .03           .84(9),(10)
   Franklin Small Cap Value Securities Fund - Class 2                   .57            .25           .20          1.02(10),(11)
   (previously FTVIPT Franklin Value Securities Fund - Class 2)
   Templeton Foreign Securities Fund - Class 2                          .68            .25           .22          1.15(10),(11),(12)
   (previously FTVIPT Templeton International Securities Fund - Class 2)
Goldman Sachs VIT
   CORE(SM) Small Cap Equity Fund                                       .75             --           .25          1.00(13)
   CORE(SM) U.S. Equity Fund                                            .70             --           .11           .81(13)
   Mid Cap Value Fund                                                   .80             --           .13           .93(13)

                                                                    MANAGEMENT        12b-1        OTHER
                                                                       FEES           FEES         EXPENSES      TOTAL
Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares                          .65%           .25%          .02%          .92%(14)
   Global Technology Portfolio: Service Shares                          .65            .25           .05           .95(14)
   International Growth Portfolio: Service Shares                       .65            .25           .06           .96(14)
Lazard Retirement Series
   International Equity Portfolio                                       .75            .25           .25          1.25(15)
MFS(R)
   Investors Growth Stock Series - Service Class                        .75            .25           .17          1.17(16),(17),(18)
   New Discovery Series - Service Class                                 .90            .25           .16          1.31(16),(17),(18)
Putnam Variable Trust
   Putnam VT International New Opportunities Fund - Class IB Shares    1.00            .25           .24          1.49(19)
   Putnam VT Vista Fund - Class IB Shares                               .61            .25           .06           .92(19)
Royce Capital Fund
   Micro-Cap Portfolio                                                 1.25             --           .10          1.35(20)
Third Avenue
   Value Portfolio                                                      .90             --           .40          1.30(21)
Wanger
   International Small Cap                                             1.24             --           .19          1.43(22)
   U.S. Smaller Companies                                               .94             --           .05           .99(22)
   (previously Wanger U.S. Small Cap)
Wells Fargo VT
   Asset Allocation Fund                                                .49            .25           .26          1.00(23)
   International Equity Fund                                             --            .25           .75          1.00(23)
   Small Cap Growth Fund                                                .63            .25           .32          1.20(23)


(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22%and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)  Annualized operating expenses of funds at Dec. 31, 2001.

(5) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(6) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(7) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%).

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements, "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(12) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(15) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.

(21) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(23) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such and arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*

In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

   1) the base contract with no optional riders,

   2) the contract with the selection of the Enhanced Earnings Death Benefit Rider (EEB),

   3) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV), and

   4) the contract with the selection of both the MAV and the EEB Riders.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...


                                                         FULL SURRENDER AT THE             NO SURRENDER OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders        $  98.36  $136.83  $167.78 $232.05         $18.36   $56.83 $  97.78 $212.05
      optional EEB                                   101.43   146.15   183.46  264.09          21.43    66.15   113.46  244.09
      optional MAV                                    99.90   141.50   175.65  248.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                           102.97   150.79   191.23  279.75          22.97    70.79   121.23  259.75
AXP(R) VP - Bond Fund
      base contract with no optional riders           98.56   137.46   168.84  234.22          18.56    57.46    98.84  214.22
      optional EEB                                   101.64   146.77   184.50  266.19          21.64    66.77   114.50  246.19
      optional MAV                                   100.10   142.12   176.69  250.32          20.10    62.12   106.69  230.32
      optional MAV and EEB                           103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders           98.36   136.83   167.78  232.05          18.36    56.83    97.78  212.05
      optional EEB                                   101.43   146.15   183.46  264.09          21.43    66.15   113.46  244.09
      optional MAV                                    99.90   141.50   175.65  248.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                           102.97   150.79   191.23  279.75          22.97    70.79   121.23  259.75
AXP(R) VP - Cash Management Fund
      base contract with no optional riders           97.33   133.72   162.51  221.16          17.33    53.72    92.51  201.16
      optional EEB                                   100.41   143.05   178.26  253.51          20.41    63.05   108.26  233.51
      optional MAV                                    98.87   138.39   170.41  237.46          18.87    58.39   100.41  217.46
      optional MAV and EEB                           101.95   147.70   186.06  269.34          21.95    67.70   116.06  249.34
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders           99.69   140.88   174.60  246.05          19.69    60.88   104.60  226.05
      optional EEB                                   102.77   150.17   190.20  277.68          22.77    70.17   120.20  257.68
      optional MAV                                   101.23   145.53   182.42  261.98          21.23    65.53   112.42  241.98
      optional MAV and EEB                           104.30   154.80   197.92  293.15          24.30    74.80   127.92  273.15
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders          108.30   166.76   217.78  332.30          28.30    86.76   147.78  312.30
      optional EEB                                   111.38   175.89   232.83  361.40          31.38    95.89   162.83  341.40
      optional MAV                                   109.84   171.33   225.33  346.96          29.84    91.33   155.33  326.96
      optional MAV and EEB                           112.91   180.44   240.28  375.62          32.91   100.44   170.28  355.62
AXP(R) VP - Equity Select Fund
      base contract with no optional riders          101.64   146.77   184.50  266.19          21.64    66.77   114.50  246.19
      optional EEB                                   104.71   156.03   199.97  297.23          24.71    76.03   129.97  277.23
      optional MAV                                   103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83
      optional MAV and EEB                           106.25   160.64   207.64  312.41          26.25    80.64   137.64  292.41

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Extra Income Fund
      base contract with no optional riders        $  98.77  $138.08  $169.89 $236.38         $18.77   $58.08  $ 99.89 $216.38
      optional EEB                                   101.84   147.39   185.54  268.29          21.84    67.39   115.54  248.29
      optional MAV                                   100.31   142.74   177.74  252.45          20.31    62.74   107.74  232.45
      optional MAV and EEB                           103.38   152.02   193.29  283.89          23.38    72.02   123.29  263.89
AXP(R) VP - Federal Income Fund
      base contract with no optional riders           98.97   138.70   170.94  238.53          18.97    58.70   100.94  218.53
      optional EEB                                   102.05   148.01   186.58  270.38          22.05    68.01   116.58  250.38
      optional MAV                                   100.51   143.36   178.78  254.58          20.51    63.36   108.78  234.58
      optional MAV and EEB                           103.59   152.64   194.32  285.96          23.59    72.64   124.32  265.96
AXP(R) VP - Global Bond Fund
      base contract with no optional riders          101.33   145.84   182.94  263.03          21.33    65.84   112.94  243.03
      optional EEB                                   104.41   155.11   198.43  294.17          24.41    75.11   128.43  274.17
      optional MAV                                   102.87   150.48   190.71  278.72          22.87    70.48   120.71  258.72
      optional MAV and EEB                           105.94   159.72   206.11  309.39          25.94    79.72   136.11  289.39
AXP(R) VP - Growth Fund
      base contract with no optional riders           99.59   140.57   174.08  244.98          19.59    60.57   104.08  224.98
      optional EEB                                   102.66   149.86   189.68  276.64          22.66    69.86   119.68  256.64
      optional MAV                                   101.13   145.22   181.90  260.93          21.13    65.22   111.90  240.93
      optional MAV and EEB                           104.20   154.49   197.41  292.12          24.20    74.49   127.41  272.12
AXP(R) VP - International Fund
      base contract with no optional riders          101.02   144.91   181.38  259.87          21.02    64.91   111.38  239.87
      optional EEB                                   104.10   154.18   196.89  291.10          24.10    74.18   126.89  271.10
      optional MAV                                   102.56   149.55   189.16  275.60          22.56    69.55   119.16  255.60
      optional MAV and EEB                           105.64   158.79   204.58  306.37          25.64    78.79   134.58  286.37
AXP(R) VP - Managed Fund
      base contract with no optional riders           98.15   136.21   166.73  229.88          18.15    56.21    96.73  209.88
      optional EEB                                   101.23   145.53   182.42  261.98          21.23    65.53   112.42  241.98
      optional MAV                                    99.69   140.88   174.60  246.05          19.69    60.88   104.60  226.05
      optional MAV and EEB                           102.77   150.17   190.20  277.68          22.77    70.17   120.20  257.68
AXP(R) VP - New Dimensions Fund(R)
      base contract with no optional riders           98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
      optional EEB                                   101.54   146.46   183.98  265.14          21.54    66.46   113.98  245.14
      optional MAV                                   100.00   141.81   176.17  249.25          20.00    61.81   106.17  229.25
      optional MAV and EEB                           103.07   151.10   191.75  280.79          23.07    71.10   121.75  260.79
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders           95.39   127.77   152.44  200.17          15.39    47.77    82.44  180.17
      optional EEB                                    98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
      optional MAV                                    96.92   132.47   160.40  216.77          16.92    52.47    90.40  196.77
      optional MAV and EEB                           100.00   141.81   176.17  249.25          20.00    61.81   106.17  229.25

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders         $102.25  $148.63  $187.61 $272.47         $22.25   $68.63  $117.61 $252.47
      optional EEB                                   105.33   157.87   203.04  303.33          25.33    77.87   133.04  283.33
      optional MAV                                   103.79   153.26   195.35  288.02          23.79    73.26   125.35  268.02
      optional MAV and EEB                           106.87   162.47   210.69  318.42          26.87    82.47   140.69  298.42
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders           98.36   136.83   167.78  232.05          18.36    56.83    97.78  212.05
      optional EEB                                   101.43   146.15   183.46  264.09          21.43    66.15   113.46  244.09
      optional MAV                                    99.90   141.50   175.65  248.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                           102.97   150.79   191.23  279.75          22.97    70.79   121.23  259.75
AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders           99.08   139.01   171.46  239.61          19.08    59.01   101.46  219.61
      optional EEB                                   102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional MAV                                   100.61   143.67   179.30  255.64          20.61    63.67   109.30  235.64
      optional MAV and EEB                           103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders          102.25   148.63   187.61  272.47          22.25    68.63   117.61  252.47
      optional EEB                                   105.33   157.87   203.04  303.33          25.33    77.87   133.04  283.33
      optional MAV                                   103.79   153.26   195.35  288.02          23.79    73.26   125.35  268.02
      optional MAV and EEB                           106.87   162.47   210.69  318.42          26.87    82.47   140.69  298.42
American Century(R) VP International
      base contract with no optional riders          103.28   151.72   192.78  282.86          23.28    71.72   122.78  262.86
      optional EEB                                   106.35   160.94   208.14  313.41          26.35    80.94   138.14  293.41
      optional MAV                                   104.82   156.34   200.49  298.25          24.82    76.34   130.49  278.25
      optional MAV and EEB                           107.89   165.53   215.76  328.35          27.89    85.53   145.76  308.35
American Century(R) VP Value
      base contract with no optional riders          100.31   142.74   177.74  252.45          20.31    62.74   107.74  232.45
      optional EEB                                   103.38   152.02   193.29  283.89          23.38    72.02   123.29  263.89
      optional MAV                                   101.84   147.39   185.54  268.29          21.84    67.39   115.54  248.29
      optional MAV and EEB                           104.92   156.64   201.00  299.27          24.92    76.64   131.00  279.27
Calvert Variable Series, Inc. Social Balanced
  Portfolio
      base contract with no optional riders           99.28   139.64   172.51  241.76          19.28    59.64   102.51  221.76
      optional EEB                                   102.36   148.94   188.13  273.52          22.36    68.94   118.13  253.52
      optional MAV                                   100.82   144.29   180.34  257.76          20.82    64.29   110.34  237.76
      optional MAV and EEB                           103.89   153.57   195.87  289.04          23.89    73.57   125.87  269.04
Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders          103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83
      optional EEB                                   106.25   160.64   207.64  312.41          26.25    80.64   137.64  292.41
      optional MAV                                   104.71   156.03   199.97  297.23          24.71    76.03   129.97  277.23
      optional MAV and EEB                           107.79   165.23   215.25  327.36          27.79    85.23   145.25  307.36

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders         $ 97.33  $133.72  $162.51 $221.16         $17.33   $53.72  $ 92.51 $201.16
      optional EEB                                   100.41   143.05   178.26  253.51          20.41    63.05   108.26  233.51
      optional MAV                                    98.87   138.39   170.41  237.46          18.87    58.39   100.41  217.46
      optional MAV and EEB                           101.95   147.70   186.06  269.34          21.95    67.70   116.06  249.34
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders           98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
      optional EEB                                   101.54   146.46   183.98  265.14          21.54    66.46   113.98  245.14
      optional MAV                                   100.00   141.81   176.17  249.25          20.00    61.81   106.17  229.25
      optional MAV and EEB                           103.07   151.10   191.75  280.79          23.07    71.10   121.75  260.79
Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders          100.92   144.60   180.86  258.81          20.92    64.60   110.86  238.81
      optional EEB                                   104.00   153.87   196.38  290.07          24.00    73.87   126.38  270.07
      optional MAV                                   102.46   149.25   188.65  274.56          22.46    69.25   118.65  254.56
      optional MAV and EEB                           105.53   158.49   204.07  305.35          25.53    78.49   134.07  285.35
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           98.97   138.70   170.94  238.53          18.97    58.70   100.94  218.53
      optional EEB                                   102.05   148.01   186.58  270.38          22.05    68.01   116.58  250.38
      optional MAV                                   100.51   143.36   178.78  254.58          20.51    63.36   108.78  234.58
      optional MAV and EEB                           103.59   152.64   194.32  285.96          23.59    72.64   124.32  265.96
FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
      base contract with no optional riders          100.82   144.29   180.34  257.76          20.82    64.29   110.34  237.76
      optional EEB                                   103.89   153.57   195.87  289.04          23.89    73.57   125.87  269.04
      optional MAV                                   102.36   148.94   188.13  273.52          22.36    68.94   118.13  253.52
      optional MAV and EEB                           105.43   158.18   203.55  304.34          25.43    78.18   133.55  284.34
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      base contract with no optional riders          102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional EEB                                   105.23   157.57   202.53  302.32          25.23    77.57   132.53  282.32
      optional MAV                                   103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
      optional MAV and EEB                           106.76   162.17   210.18  317.42          26.76    82.17   140.18  297.42
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
      base contract with no optional riders          100.61   143.67   179.30  255.64          20.61    63.67   109.30  235.64
      optional EEB                                   103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
      optional MAV                                   102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                           105.23   157.57   202.53  302.32          25.23    77.57   132.53  282.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders           98.67   137.77   169.36  235.30          18.67    57.77    99.36  215.30
      optional EEB                                   101.74   147.08   185.02  267.24          21.74    67.08   115.02  247.24
      optional MAV                                   100.20   142.43   177.22  251.39          20.20    62.43   107.22  231.39
      optional MAV and EEB                           103.28   151.72   192.78  282.86          23.28    71.72   122.78  262.86

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders         $ 99.90  $141.50  $175.65 $248.19         $19.90   $61.50  $105.65 $228.19
      optional EEB                                   102.97   150.79   191.23  279.75          22.97    70.79   121.23  259.75
      optional MAV                                   101.43   146.15   183.46  264.09          21.43    66.15   113.46  244.09
      optional MAV and EEB                           104.51   155.41   198.95  295.19          24.51    75.41   128.95  275.19
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract with no optional riders           99.79   141.19   175.13  247.12          19.79    61.19   105.13  227.12
      optional EEB                                   102.87   150.48   190.71  278.72          22.87    70.48   120.71  258.72
      optional MAV                                   101.33   145.84   182.94  263.03          21.33    65.84   112.94  243.03
      optional MAV and EEB                           104.41   155.11   198.43  294.17          24.41    75.11   128.43  274.17
Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders          100.10   142.12   176.69  250.32          20.10    62.12   106.69  230.32
      optional EEB                                   103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83
      optional MAV                                   101.64   146.77   184.50  266.19          21.64    66.77   114.50  246.19
      optional MAV and EEB                           104.71   156.03   199.97  297.23          24.71    76.03   129.97  277.23
Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract with no optional riders          100.20   142.43   177.22  251.39          20.20    62.43   107.22  231.39
      optional EEB                                   103.28   151.72   192.78  282.86          23.28    71.72   122.78  262.86
      optional MAV                                   101.74   147.08   185.02  267.24          21.74    67.08   115.02  247.24
      optional MAV and EEB                           104.82   156.34   200.49  298.25          24.82    76.34   130.49  278.25
Lazard Retirement International Equity Portfolio
      base contract with no optional riders          103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83
      optional EEB                                   106.25   160.64   207.64  312.41          26.25    80.64   137.64  292.41
      optional MAV                                   104.71   156.03   199.97  297.23          24.71    76.03   129.97  277.23
      optional MAV and EEB                           107.79   165.23   215.25  327.36          27.79    85.23   145.25  307.36
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders          102.36   148.94   188.13  273.52          22.36    68.94   118.13  253.52
      optional EEB                                   105.43   158.18   203.55  304.34          25.43    78.18   133.55  284.34
      optional MAV                                   103.89   153.57   195.87  289.04          23.89    73.57   125.87  269.04
      optional MAV and EEB                           106.97   162.78   211.19  319.42          26.97    82.78   141.19  299.42
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders          103.79   153.26   195.35  288.02          23.79    73.26   125.35  268.02
      optional EEB                                   106.87   162.47   210.69  318.42          26.87    82.47   140.69  298.42
      optional MAV                                   105.33   157.87   203.04  303.33          25.33    77.87   133.04  283.33
      optional MAV and EEB                           108.40   167.06   218.28  333.28          28.40    87.06   148.28  313.28
Putnam VT International New Opportunities Fund -
  Class IB Shares
      base contract with no optional riders          105.64   158.79   204.58  306.37          25.64    78.79   134.58  286.37
      optional EEB                                   108.71   167.98   219.80  336.23          28.71    87.98   149.80  316.23
      optional MAV                                   107.17   163.39   212.21  321.41          27.17    83.39   142.21  301.41
      optional MAV and EEB                           110.25   172.55   227.33  350.83          30.25    92.55   157.33  330.83

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders         $ 99.79  $141.19  $175.13 $247.12         $19.79   $61.19  $105.13 $227.12
      optional EEB                                   102.87   150.48   190.71  278.72          22.87    70.48   120.71  258.72
      optional MAV                                   101.33   145.84   182.94  263.03          21.33    65.84   112.94  243.03
      optional MAV and EEB                           104.41   155.11   198.43  294.17          24.41    75.11   128.43  274.17
Royce Micro-Cap Portfolio
      base contract with no optional riders          104.20   154.49   197.41  292.12          24.20    74.49   127.41  272.12
      optional EEB                                   107.28   163.70   212.72  322.40          27.28    83.70   142.72  302.40
      optional MAV                                   105.74   159.10   205.09  307.38          25.74    79.10   135.09  287.38
      optional MAV and EEB                           108.81   168.28   220.30  337.21          28.81    88.28   150.30  317.21
Third Avenue Value Portfolio
      base contract with no optional riders          103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
      optional EEB                                   106.76   162.17   210.18  317.42          26.76    82.17   140.18  297.42
      optional MAV                                   105.23   157.57   202.53  302.32          25.23    77.57   132.53  282.32
      optional MAV and EEB                           108.30   166.76   217.78  332.30          28.30    86.76   147.78  312.30
Wanger International Small Cap
      base contract with no optional riders          105.02   156.95   201.51  300.29          25.02    76.95   131.51  280.29
      optional EEB                                   108.10   166.15   216.77  330.33          28.10    86.15   146.77  310.33
      optional MAV                                   106.56   161.56   209.16  315.42          26.56    81.56   139.16  295.42
      optional MAV and EEB                           109.63   170.72   224.32  345.02          29.63    90.72   154.32  325.02
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders          100.51   143.36   178.78  254.58          20.51    63.36   108.78  234.58
      optional EEB                                   103.59   152.64   194.32  285.96          23.59    72.64   124.32  265.96
      optional MAV                                   102.05   148.01   186.58  270.38          22.05    68.01   116.58  250.38
      optional MAV and EEB                           105.12   157.26   202.02  301.30          25.12    77.26   132.02  281.30
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders          100.61   143.67   179.30  255.64          20.61    63.67   109.30  235.64
      optional EEB                                   103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
      optional MAV                                   102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                           105.23   157.57   202.53  302.32          25.23    77.57   132.53  282.32
Wells Fargo VT International Equity Fund
      base contract with no optional riders          100.61   143.67   179.30  255.64          20.61    63.67   109.30  235.64
      optional EEB                                   103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
      optional MAV                                   102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                           105.23   157.57   202.53  302.32          25.23    77.57   132.53  282.32
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders          102.66   149.86   189.68  276.64          22.66    69.86   119.68  256.64
      optional EEB                                   105.74   159.10   205.09  307.38          25.74    79.10   135.09  287.38
      optional MAV                                   104.20   154.49   197.41  292.12          24.20    74.49   127.41  272.12
      optional MAV and EEB                           107.28   163.70   212.72  322.40          27.28    83.70   142.72  302.40

You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders         $ 96.31  $130.59  $157.22 $210.16         $16.31   $50.59  $ 87.22 $190.16
      optional MAV                                    97.85   135.28   165.15  226.62          17.85    55.28    95.15  206.62
AXP(R) VP - Bond Fund
      base contract with no optional riders           96.51   131.22   158.28  212.37          16.51    51.22    88.28  192.37
      optional MAV                                    98.05   135.90   166.21  228.79          18.05    55.90    96.21  208.79
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders           96.31   130.59   157.22  210.16          16.31    50.59    87.22  190.16
      optional MAV                                    97.85   135.28   165.15  226.62          17.85    55.28    95.15  206.62
AXP(R) VP - Cash Management Fund
      base contract with no optional riders           95.28   127.46   151.91  199.05          15.28    47.46    81.91  179.05
      optional MAV                                    96.82   132.15   159.87  215.67          16.82    52.15    89.87  195.67
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders           97.64   134.65   164.10  224.44          17.64    54.65    94.10  204.44
      optional MAV                                    99.18   139.32   171.98  240.69          19.18    59.32   101.98  220.69
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders          106.25   160.64   207.64  312.41          26.25    80.64   137.64  292.41
      optional MAV                                   107.79   165.23   215.25  327.36          27.79    85.23   145.25  307.36
AXP(R) VP - Equity Select Fund
      base contract with no optional riders           99.59   140.57   174.08  244.98          19.59    60.57   104.08  224.98
      optional MAV                                   101.13   145.22   181.90  260.93          21.13    65.22   111.90  240.93
AXP(R) VP - Extra Income Fund
      base contract with no optional riders           96.72   131.84   159.34  214.57          16.72    51.84    89.34  194.57
      optional MAV                                    98.26   136.52   167.26  230.97          18.26    56.52    97.26  210.97
AXP(R) VP - Federal Income Fund
      base contract with no optional riders           96.92   132.47   160.40  216.77          16.92    52.47    90.40  196.77
      optional MAV                                    98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
AXP(R) VP - Global Bond Fund
      base contract with no optional riders           99.28   139.64   172.51  241.76          19.28    59.64   102.51  221.76
      optional MAV                                   100.82   144.29   180.34  257.76          20.82    64.29   110.34  237.76
AXP(R) VP - Growth Fund
      base contract with no optional riders           97.54   134.34   163.57  223.35          17.54    54.34    93.57  203.35
      optional MAV                                    99.08   139.01   171.46  239.61          19.08    59.01   101.46  219.61
AXP(R) VP - International Fund
      base contract with no optional riders           98.97   138.70   170.94  238.53          18.97    58.70   100.94  218.53
      optional MAV                                   100.51   143.36   178.78  254.58          20.51    63.36   108.78  234.58
AXP(R) VP - Managed Fund
      base contract with no optional riders           96.10   129.96   156.16  207.95          16.10    49.96    86.16  187.95
      optional MAV                                    97.64   134.65   164.10  224.44          17.64    54.65    94.10  204.44
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders           96.41   130.90   157.75  211.27          16.41    50.90    87.75  191.27
      optional MAV                                    97.95   135.59   165.68  227.71          17.95    55.59    95.68  207.71

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders         $ 93.34  $121.49  $141.75 $177.65         $13.34   $41.49  $ 71.75 $157.65
      optional MAV                                    94.87   126.20   149.77  194.58          14.87    46.20    79.77  174.58
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders          100.20   142.43   177.22  251.39          20.20    62.43   107.22  231.39
      optional MAV                                   101.74   147.08   185.02  267.24          21.74    67.08   115.02  247.24
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders           96.31   130.59   157.22  210.16          16.31    50.59    87.22  190.16
      optional MAV                                    97.85   135.28   165.15  226.62          17.85    55.28    95.15  206.62
AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders           97.03   132.78   160.93  217.87          17.03    52.78    90.93  197.87
      optional MAV                                    98.56   137.46   168.84  234.22          18.56    57.46    98.84  214.22
AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders          100.20   142.43   177.22  251.39          20.20    62.43   107.22  231.39
      optional MAV                                   101.74   147.08   185.02  267.24          21.74    67.08   115.02  247.24
American Century(R) VP International
      base contract with no optional riders          101.23   145.53   182.42  261.98          21.23    65.53   112.42  241.98
      optional MAV                                   102.77   150.17   190.20  277.68          22.77    70.17   120.20  257.68
American Century(R) VP Value
      base contract with no optional riders           98.26   136.52   167.26  230.97          18.26    56.52    97.26  210.97
      optional MAV                                    99.79   141.19   175.13  247.12          19.79    61.19   105.13  227.12
Calvert Variable Series, Inc. Social Balanced
  Portfolio
      base contract with no optional riders           97.23   133.40   161.99  220.06          17.23    53.40    91.99  200.06
      optional MAV                                    98.77   138.08   169.89  236.38          18.77    58.08    99.89  216.38
Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders          101.13   145.22   181.90  260.93          21.13    65.22   111.90  240.93
      optional MAV                                   102.66   149.86   189.68  276.64          22.66    69.86   119.68  256.64
Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders           95.28   127.46   151.91  199.05          15.28    47.46    81.91  179.05
      optional MAV                                    96.82   132.15   159.87  215.67          16.82    52.15    89.87  195.67
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders           96.41   130.90   157.75  211.27          16.41    50.90    87.75  191.27
      optional MAV                                    97.95   135.59   165.68  227.71          17.95    55.59    95.68  207.71
Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders           98.87   138.39   170.41  237.46          18.87    58.39   100.41  217.46
      optional MAV                                   100.41   143.05   178.26  253.51          20.41    63.05   108.26  233.51
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           96.92   132.47   160.40  216.77          16.92    52.47    90.40  196.77
      optional MAV                                    98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
FTVIPT Franklin Small Cap Value Securities Fund -
  Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
      base contract with no optional riders           98.77   138.08   169.89  236.38          18.77    58.08    99.89  216.38
      optional MAV                                   100.31   142.74   177.74  252.45          20.31    62.74   107.74  232.45

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      base contract with no optional riders         $100.10  $142.12  $176.69 $250.32         $20.10   $62.12  $106.69 $230.32
      optional MAV                                   101.64   146.77   184.50  266.19          21.64    66.77   114.50  246.19
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
      base contract with no optional riders           98.56   137.46   168.84  234.22          18.56    57.46    98.84  214.22
      optional MAV                                   100.10   142.12   176.69  250.32          20.10    62.12   106.69  230.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders           96.62   131.53   158.81  213.47          16.62    51.53    88.81  193.47
      optional MAV                                    98.15   136.21   166.73  229.88          18.15    56.21    96.73  209.88
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders           97.85   135.28   165.15  226.62          17.85    55.28    95.15  206.62
      optional MAV                                    99.38   139.95   173.03  242.83          19.38    59.95   103.03  222.83
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract with no optional riders           97.74   134.96   164.62  225.53          17.74    54.96    94.62  205.53
      optional MAV                                    99.28   139.64   172.51  241.76          19.28    59.64   102.51  221.76
Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders           98.05   135.90   166.21  228.79          18.05    55.90    96.21  208.79
      optional MAV                                    99.59   140.57   174.08  244.98          19.59    60.57   104.08  224.98
Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract with no optional riders           98.15   136.21   166.73  229.88          18.15    56.21    96.73  209.88
      optional MAV                                    99.69   140.88   174.60  246.05          19.69    60.88   104.60  226.05
Lazard Retirement International Equity Portfolio
      base contract with no optional riders          101.13   145.22   181.90  260.93          21.13    65.22   111.90  240.93
      optional MAV                                   102.66   149.86   189.68  276.64          22.66    69.86   119.68  256.64
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders          100.31   142.74   177.74  252.45          20.31    62.74   107.74  232.45
      optional MAV                                   101.84   147.39   185.54  268.29          21.84    67.39   115.54  248.29
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders          101.74   147.08   185.02  267.24          21.74    67.08   115.02  247.24
      optional MAV                                   103.28   151.72   192.78  282.86          23.28    71.72   122.78  262.86
Putnam VT International New Opportunities Fund -
  Class IB Shares
      base contract with no optional riders          103.59   152.64   194.32  285.96          23.59    72.64   124.32  265.96
      optional MAV                                   105.12   157.26   202.02  301.30          25.12    77.26   132.02  281.30
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders           97.74   134.96   164.62  225.53          17.74    54.96    94.62  205.53
      optional MAV                                    99.28   139.64   172.51  241.76          19.28    59.64   102.51  221.76
Royce Micro-Cap Portfolio
      base contract with no optional riders          102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43
      optional MAV                                   103.69   152.95   194.84  286.99          23.69    72.95   124.84  266.99
Third Avenue Value Portfolio
      base contract with no optional riders          101.64   146.77   184.50  266.19          21.64    66.77   114.50  246.19
      optional MAV                                   103.18   151.41   192.26  281.83          23.18    71.41   122.26  261.83

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Wanger International Small Cap
      base contract with no optional riders         $102.97  $150.79  $191.23 $279.75         $22.97   $70.79  $121.23 $259.75
      optional MAV                                   104.51   155.41   198.95  295.19          24.51    75.41   128.95  275.19
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders           98.46   137.15   168.31  233.13          18.46    57.15    98.31  213.13
      optional MAV                                   100.00   141.81   176.17  249.25          20.00    61.81   106.17  229.25
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders           98.56   137.46   168.84  234.22          18.56    57.46    98.84  214.22
      optional MAV                                   100.10   142.12   176.69  250.32          20.10    62.12   106.69  230.32
Wells Fargo VT International Equity Fund
      base contract with no optional riders           98.56   137.46   168.84  234.22          18.56    57.46    98.84  214.22
      optional MAV                                   100.10   142.12   176.69  250.32          20.10    62.12   106.69  230.32
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders          100.61   143.67   179.30  255.64          20.61    63.67   109.30  235.64
      optional MAV                                   102.15   148.32   187.09  271.43          22.15    68.32   117.09  251.43

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...


                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders         $ 88.36  $126.83  $147.78 $212.05         $18.36   $56.83  $ 97.78 $212.05
      optional EEB                                    91.43   136.15   163.46  244.09          21.43    66.15   113.46  244.09
      optional MAV                                    89.90   131.50   155.65  228.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                            92.97   140.79   171.23  259.75          22.97    70.79   121.23  259.75
AXP(R) VP - Bond Fund
      base contract with no optional riders           88.56   127.46   148.84  214.22          18.56    57.46    98.84  214.22
      optional EEB                                    91.64   136.77   164.50  246.19          21.64    66.77   114.50  246.19
      optional MAV                                    90.10   132.12   156.69  230.32          20.10    62.12   106.69  230.32
      optional MAV and EEB                            93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders           88.36   126.83   147.78  212.05          18.36    56.83    97.78  212.05
      optional EEB                                    91.43   136.15   163.46  244.09          21.43    66.15   113.46  244.09
      optional MAV                                    89.90   131.50   155.65  228.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                            92.97   140.79   171.23  259.75          22.97    70.79   121.23  259.75
AXP(R) VP - Cash Management Fund
      base contract with no optional riders           87.33   123.72   142.51  201.16          17.33    53.72    92.51  201.16
      optional EEB                                    90.41   133.05   158.26  233.51          20.41    63.05   108.26  233.51
      optional MAV                                    88.87   128.39   150.41  217.46          18.87    58.39   100.41  217.46
      optional MAV and EEB                            91.95   137.70   166.06  249.34          21.95    67.70   116.06  249.34
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders           89.69   130.88   154.60  226.05          19.69    60.88   104.60  226.05
      optional EEB                                    92.77   140.17   170.20  257.68          22.77    70.17   120.20  257.68
      optional MAV                                    91.23   135.53   162.42  241.98          21.23    65.53   112.42  241.98
      optional MAV and EEB                            94.30   144.80   177.92  273.15          24.30    74.80   127.92  273.15
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders           98.30   156.76   197.78  312.30          28.30    86.76   147.78  312.30
      optional EEB                                   101.38   165.89   212.83  341.40          31.38    95.89   162.83  341.40
      optional MAV                                    99.84   161.33   205.33  326.96          29.84    91.33   155.33  326.96
      optional MAV and EEB                           102.91   170.44   220.28  355.62          32.91   100.44   170.28  355.62
AXP(R) VP - Equity Select Fund
      base contract with no optional riders           91.64   136.77   164.50  246.19          21.64    66.77   114.50  246.19
      optional EEB                                    94.71   146.03   179.97  277.23          24.71    76.03   129.97  277.23
      optional MAV                                    93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83
      optional MAV and EEB                            96.25   150.64   187.64  292.41          26.25    80.64   137.64  292.41
AXP(R) VP - Extra Income Fund
      base contract with no optional riders           88.77   128.08   149.89  216.38          18.77    58.08    99.89  216.38
      optional EEB                                    91.84   137.39   165.54  248.29          21.84    67.39   115.54  248.29
      optional MAV                                    90.31   132.74   157.74  232.45          20.31    62.74   107.74  232.45
      optional MAV and EEB                            93.38   142.02   173.29  263.89          23.38    72.02   123.29  263.89

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Federal Income Fund
      base contract with no optional riders          $88.97  $128.70  $150.94 $218.53         $18.97   $58.70  $100.94 $218.53
      optional EEB                                    92.05   138.01   166.58  250.38          22.05    68.01   116.58  250.38
      optional MAV                                    90.51   133.36   158.78  234.58          20.51    63.36   108.78  234.58
      optional MAV and EEB                            93.59   142.64   174.32  265.96          23.59    72.64   124.32  265.96
AXP(R) VP - Global Bond Fund
      base contract with no optional riders           91.33   135.84   162.94  243.03          21.33    65.84   112.94  243.03
      optional EEB                                    94.41   145.11   178.43  274.17          24.41    75.11   128.43  274.17
      optional MAV                                    92.87   140.48   170.71  258.72          22.87    70.48   120.71  258.72
      optional MAV and EEB                            95.94   149.72   186.11  289.39          25.94    79.72   136.11  289.39
AXP(R) VP - Growth Fund
      base contract with no optional riders           89.59   130.57   154.08  224.98          19.59    60.57   104.08  224.98
      optional EEB                                    92.66   139.86   169.68  256.64          22.66    69.86   119.68  256.64
      optional MAV                                    91.13   135.22   161.90  240.93          21.13    65.22   111.90  240.93
      optional MAV and EEB                            94.20   144.49   177.41  272.12          24.20    74.49   127.41  272.12
AXP(R) VP - International Fund
      base contract with no optional riders           91.02   134.91   161.38  239.87          21.02    64.91   111.38  239.87
      optional EEB                                    94.10   144.18   176.89  271.10          24.10    74.18   126.89  271.10
      optional MAV                                    92.56   139.55   169.16  255.60          22.56    69.55   119.16  255.60
      optional MAV and EEB                            95.64   148.79   184.58  286.37          25.64    78.79   134.58  286.37
AXP(R) VP - Managed Fund
      base contract with no optional riders           88.15   126.21   146.73  209.88          18.15    56.21    96.73  209.88
      optional EEB                                    91.23   135.53   162.42  241.98          21.23    65.53   112.42  241.98
      optional MAV                                    89.69   130.88   154.60  226.05          19.69    60.88   104.60  226.05
      optional MAV and EEB                            92.77   140.17   170.20  257.68          22.77    70.17   120.20  257.68
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders           88.46   127.15   148.31  213.13          18.46    57.15    98.31  213.13
      optional EEB                                    91.54   136.46   163.98  245.14          21.54    66.46   113.98  245.14
      optional MAV                                    90.00   131.81   156.17  229.25          20.00    61.81   106.17  229.25
      optional MAV and EEB                            93.07   141.10   171.75  260.79          23.07    71.10   121.75  260.79
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders           85.39   117.77   132.44  180.17          15.39    47.77    82.44  180.17
      optional EEB                                    88.46   127.15   148.31  213.13          18.46    57.15    98.31  213.13
      optional MAV                                    86.92   122.47   140.40  196.77          16.92    52.47    90.40  196.77
      optional MAV and EEB                            90.00   131.81   156.17  229.25          20.00    61.81   106.17  229.25
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders           92.25   138.63   167.61  252.47          22.25    68.63   117.61  252.47
      optional EEB                                    95.33   147.87   183.04  283.33          25.33    77.87   133.04  283.33
      optional MAV                                    93.79   143.26   175.35  268.02          23.79    73.26   125.35  268.02
      optional MAV and EEB                            96.87   152.47   190.69  298.42          26.87    82.47   140.69  298.42

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders          $88.36  $126.83  $147.78 $212.05         $18.36   $56.83  $ 97.78 $212.05
      optional EEB                                    91.43   136.15   163.46  244.09          21.43    66.15   113.46  244.09
      optional MAV                                    89.90   131.50   155.65  228.19          19.90    61.50   105.65  228.19
      optional MAV and EEB                            92.97   140.79   171.23  259.75          22.97    70.79   121.23  259.75
AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders           89.08   129.01   151.46  219.61          19.08    59.01   101.46  219.61
      optional EEB                                    92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional MAV                                    90.61   133.67   159.30  235.64          20.61    63.67   109.30  235.64
      optional MAV and EEB                            93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders           92.25   138.63   167.61  252.47          22.25    68.63   117.61  252.47
      optional EEB                                    95.33   147.87   183.04  283.33          25.33    77.87   133.04  283.33
      optional MAV                                    93.79   143.26   175.35  268.02          23.79    73.26   125.35  268.02
      optional MAV and EEB                            96.87   152.47   190.69  298.42          26.87    82.47   140.69  298.42
American Century(R) VP International
      base contract with no optional riders           93.28   141.72   172.78  262.86          23.28    71.72   122.78  262.86
      optional EEB                                    96.35   150.94   188.14  293.41          26.35    80.94   138.14  293.41
      optional MAV                                    94.82   146.34   180.49  278.25          24.82    76.34   130.49  278.25
      optional MAV and EEB                            97.89   155.53   195.76  308.35          27.89    85.53   145.76  308.35
American Century(R) VP Value
      base contract with no optional riders           90.31   132.74   157.74  232.45          20.31    62.74   107.74  232.45
      optional EEB                                    93.38   142.02   173.29  263.89          23.38    72.02   123.29  263.89
      optional MAV                                    91.84   137.39   165.54  248.29          21.84    67.39   115.54  248.29
      optional MAV and EEB                            94.92   146.64   181.00  279.27          24.92    76.64   131.00  279.27
Calvert Variable Series, Inc. Social Balanced
  Portfolio
      base contract with no optional riders           89.28   129.64   152.51  221.76          19.28    59.64   102.51  221.76
      optional EEB                                    92.36   138.94   168.13  253.52          22.36    68.94   118.13  253.52
      optional MAV                                    90.82   134.29   160.34  237.76          20.82    64.29   110.34  237.76
      optional MAV and EEB                            93.89   143.57   175.87  269.04          23.89    73.57   125.87  269.04
Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders           93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83
      optional EEB                                    96.25   150.64   187.64  292.41          26.25    80.64   137.64  292.41
      optional MAV                                    94.71   146.03   179.97  277.23          24.71    76.03   129.97  277.23
      optional MAV and EEB                            97.79   155.23   195.25  307.36          27.79    85.23   145.25  307.36
Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders           87.33   123.72   142.51  201.16          17.33    53.72    92.51  201.16
      optional EEB                                    90.41   133.05   158.26  233.51          20.41    63.05   108.26  233.51
      optional MAV                                    88.87   128.39   150.41  217.46          18.87    58.39   100.41  217.46
      optional MAV and EEB                            91.95   137.70   166.06  249.34          21.95    67.70   116.06  249.34

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders          $88.46  $127.15  $148.31 $213.13         $18.46   $57.15 $  98.31 $213.13
      optional EEB                                    91.54   136.46   163.98  245.14          21.54    66.46   113.98  245.14
      optional MAV                                    90.00   131.81   156.17  229.25          20.00    61.81   106.17  229.25
      optional MAV and EEB                            93.07   141.10   171.75  260.79          23.07    71.10   121.75  260.79
Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders           90.92   134.60   160.86  238.81          20.92    64.60   110.86  238.81
      optional EEB                                    94.00   143.87   176.38  270.07          24.00    73.87   126.38  270.07
      optional MAV                                    92.46   139.25   168.65  254.56          22.46    69.25   118.65  254.56
      optional MAV and EEB                            95.53   148.49   184.07  285.35          25.53    78.49   134.07  285.35
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           88.97   128.70   150.94  218.53          18.97    58.70   100.94  218.53
      optional EEB                                    92.05   138.01   166.58  250.38          22.05    68.01   116.58  250.38
      optional MAV                                    90.51   133.36   158.78  234.58          20.51    63.36   108.78  234.58
      optional MAV and EEB                            93.59   142.64   174.32  265.96          23.59    72.64   124.32  265.96
FTVIPT Franklin Small Cap Value Securities Fund -
  Class 2
(previously FTVIPT Franklin Value Securities Fund -
  Class 2)
      base contract with no optional riders           90.82   134.29   160.34  237.76          20.82    64.29   110.34  237.76
      optional EEB                                    93.89   143.57   175.87  269.04          23.89    73.57   125.87  269.04
      optional MAV                                    92.36   138.94   168.13  253.52          22.36    68.94   118.13  253.52
      optional MAV and EEB                            95.43   148.18   183.55  284.34          25.43    78.18   133.55  284.34
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      base contract with no optional riders           92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional EEB                                    95.23   147.57   182.53  282.32          25.23    77.57   132.53  282.32
      optional MAV                                    93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
      optional MAV and EEB                            96.76   152.17   190.18  297.42          26.76    82.17   140.18  297.42
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
      base contract with no optional riders           90.61   133.67   159.30  235.64          20.61    63.67   109.30  235.64
      optional EEB                                    93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
      optional MAV                                    92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                            95.23   147.57   182.53  282.32          25.23    77.57   132.53  282.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders           88.67   127.77   149.36  215.30          18.67    57.77    99.36  215.30
      optional EEB                                    91.74   137.08   165.02  247.24          21.74    67.08   115.02  247.24
      optional MAV                                    90.20   132.43   157.22  231.39          20.20    62.43   107.22  231.39
      optional MAV and EEB                            93.28   141.72   172.78  262.86          23.28    71.72   122.78  262.86
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders           89.90   131.50   155.65  228.19          19.90    61.50   105.65  228.19
      optional EEB                                    92.97   140.79   171.23  259.75          22.97    70.79   121.23  259.75
      optional MAV                                    91.43   136.15   163.46  244.09          21.43    66.15   113.46  244.09
      optional MAV and EEB                            94.51   145.41   178.95  275.19          24.51    75.41   128.95  275.19

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract with no optional riders          $89.79  $131.19  $155.13 $227.12         $19.79   $61.19  $105.13 $227.12
      optional EEB                                    92.87   140.48   170.71  258.72          22.87    70.48   120.71  258.72
      optional MAV                                    91.33   135.84   162.94  243.03          21.33    65.84   112.94  243.03
      optional MAV and EEB                            94.41   145.11   178.43  274.17          24.41    75.11   128.43  274.17
Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders           90.10   132.12   156.69  230.32          20.10    62.12   106.69  230.32
      optional EEB                                    93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83
      optional MAV                                    91.64   136.77   164.50  246.19          21.64    66.77   114.50  246.19
      optional MAV and EEB                            94.71   146.03   179.97  277.23          24.71    76.03   129.97  277.23
Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract with no optional riders           90.20   132.43   157.22  231.39          20.20    62.43   107.22  231.39
      optional EEB                                    93.28   141.72   172.78  262.86          23.28    71.72   122.78  262.86
      optional MAV                                    91.74   137.08   165.02  247.24          21.74    67.08   115.02  247.24
      optional MAV and EEB                            94.82   146.34   180.49  278.25          24.82    76.34   130.49  278.25
Lazard Retirement International Equity Portfolio
      base contract with no optional riders           93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83
      optional EEB                                    96.25   150.64   187.64  292.41          26.25    80.64   137.64  292.41
      optional MAV                                    94.71   146.03   179.97  277.23          24.71    76.03   129.97  277.23
      optional MAV and EEB                            97.79   155.23   195.25  307.36          27.79    85.23   145.25  307.36
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders           92.36   138.94   168.13  253.52          22.36    68.94   118.13  253.52
      optional EEB                                    95.43   148.18   183.55  284.34          25.43    78.18   133.55  284.34
      optional MAV                                    93.89   143.57   175.87  269.04          23.89    73.57   125.87  269.04
      optional MAV and EEB                            96.97   152.78   191.19  299.42          26.97    82.78   141.19  299.42
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders           93.79   143.26   175.35  268.02          23.79    73.26   125.35  268.02
      optional EEB                                    96.87   152.47   190.69  298.42          26.87    82.47   140.69  298.42
      optional MAV                                    95.33   147.87   183.04  283.33          25.33    77.87   133.04  283.33
      optional MAV and EEB                            98.40   157.06   198.28  313.28          28.40    87.06   148.28  313.28
Putnam VT International New Opportunities Fund -
  Class IB Shares
      base contract with no optional riders           95.64   148.79   184.58  286.37          25.64    78.79   134.58  286.37
      optional EEB                                    98.71   157.98   199.80  316.23          28.71    87.98   149.80  316.23
      optional MAV                                    97.17   153.39   192.21  301.41          27.17    83.39   142.21  301.41
      optional MAV and EEB                           100.25   162.55   207.33  330.83          30.25    92.55   157.33  330.83
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders           89.79   131.19   155.13  227.12          19.79    61.19   105.13  227.12
      optional EEB                                    92.87   140.48   170.71  258.72          22.87    70.48   120.71  258.72
      optional MAV                                    91.33   135.84   162.94  243.03          21.33    65.84   112.94  243.03
      optional MAV and EEB                            94.41   145.11   178.43  274.17          24.41    75.11   128.43  274.17

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Royce Micro-Cap Portfolio
      base contract with no optional riders          $94.20  $144.49  $177.41 $272.12         $24.20   $74.49  $127.41 $272.12
      optional EEB                                    97.28   153.70   192.72  302.40          27.28    83.70   142.72  302.40
      optional MAV                                    95.74   149.10   185.09  287.38          25.74    79.10   135.09  287.38
      optional MAV and EEB                            98.81   158.28   200.30  317.21          28.81    88.28   150.30  317.21
Third Avenue Value Portfolio
      base contract with no optional riders           93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
      optional EEB                                    96.76   152.17   190.18  297.42          26.76    82.17   140.18  297.42
      optional MAV                                    95.23   147.57   182.53  282.32          25.23    77.57   132.53  282.32
      optional MAV and EEB                            98.30   156.76   197.78  312.30          28.30    86.76   147.78  312.30
Wanger International Small Cap
      base contract with no optional riders           95.02   146.95   181.51  280.29          25.02    76.95   131.51  280.29
      optional EEB                                    98.10   156.15   196.77  310.33          28.10    86.15   146.77  310.33
      optional MAV                                    96.56   151.56   189.16  295.42          26.56    81.56   139.16  295.42
      optional MAV and EEB                            99.63   160.72   204.32  325.02          29.63    90.72   154.32  325.02
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders           90.51   133.36   158.78  234.58          20.51    63.36   108.78  234.58
      optional EEB                                    93.59   142.64   174.32  265.96          23.59    72.64   124.32  265.96
      optional MAV                                    92.05   138.01   166.58  250.38          22.05    68.01   116.58  250.38
      optional MAV and EEB                            95.12   147.26   182.02  281.30          25.12    77.26   132.02  281.30
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders           90.61   133.67   159.30  235.64          20.61    63.67   109.30  235.64
      optional EEB                                    93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
      optional MAV                                    92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                            95.23   147.57   182.53  282.32          25.23    77.57   132.53  282.32
Wells Fargo VT International Equity Fund
      base contract with no optional riders           90.61   133.67   159.30  235.64          20.61    63.67   109.30  235.64
      optional EEB                                    93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
      optional MAV                                    92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional MAV and EEB                            95.23   147.57   182.53  282.32          25.23    77.57   132.53  282.32
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders           92.66   139.86   169.68  256.64          22.66    69.86   119.68  256.64
      optional EEB                                    95.74   149.10   185.09  287.38          25.74    79.10   135.09  287.38
      optional MAV                                    94.20   144.49   177.41  272.12          24.20    74.49   127.41  272.12
      optional MAV and EEB                            97.28   153.70   192.72  302.40          27.28    83.70   142.72  302.40

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      no additional riders                           $86.31  $120.59  $137.22 $190.16         $16.31   $50.59  $ 87.22 $190.16
      optional MAV                                    87.85   125.28   145.15  206.62          17.85    55.28    95.15  206.62
AXP(R) VP - Bond Fund
      no additional riders                            86.51   121.22   138.28  192.37          16.51    51.22    88.28  192.37
      optional MAV                                    88.05   125.90   146.21  208.79          18.05    55.90    96.21  208.79
AXP(R) VP - Capital Resource Fund
      no additional riders                            86.31   120.59   137.22  190.16          16.31    50.59    87.22  190.16
      optional MAV                                    87.85   125.28   145.15  206.62          17.85    55.28    95.15  206.62
AXP(R) VP - Cash Management Fund
      no additional riders                            85.28   117.46   131.91  179.05          15.28    47.46    81.91  179.05
      optional MAV                                    86.82   122.15   139.87  195.67          16.82    52.15    89.87  195.67
AXP(R) VP - Diversified Equity Income Fund
      no additional riders                            87.64   124.65   144.10  204.44          17.64    54.65    94.10  204.44
      optional MAV                                    89.18   129.32   151.98  220.69          19.18    59.32   101.98  220.69
AXP(R) VP - Emerging Markets Fund
      no additional riders                            96.25   150.64   187.64  292.41          26.25    80.64   137.64  292.41
      optional MAV                                    97.79   155.23   195.25  307.36          27.79    85.23   145.25  307.36
AXP(R) VP - Equity Select Fund
      no additional riders                            89.59   130.57   154.08  224.98          19.59    60.57   104.08  224.98
      optional MAV                                    91.13   135.22   161.90  240.93          21.13    65.22   111.90  240.93
AXP(R) VP - Extra Income Fund
      no additional riders                            86.72   121.84   139.34  194.57          16.72    51.84    89.34  194.57
      optional MAV                                    88.26   126.52   147.26  210.97          18.26    56.52    97.26  210.97
AXP(R) VP - Federal Income Fund
      no additional riders                            86.92   122.47   140.40  196.77          16.92    52.47    90.40  196.77
      optional MAV                                    88.46   127.15   148.31  213.13          18.46    57.15    98.31  213.13
AXP(R) VP - Global Bond Fund
      no additional riders                            89.28   129.64   152.51  221.76          19.28    59.64   102.51  221.76
      optional MAV                                    90.82   134.29   160.34  237.76          20.82    64.29   110.34  237.76
AXP(R) VP - Growth Fund
      no additional riders                            87.54   124.34   143.57  203.35          17.54    54.34    93.57  203.35
      optional MAV                                    89.08   129.01   151.46  219.61          19.08    59.01   101.46  219.61
AXP(R) VP - International Fund
      no additional riders                            88.97   128.70   150.94  218.53          18.97    58.70   100.94  218.53
      optional MAV                                    90.51   133.36   158.78  234.58          20.51    63.36   108.78  234.58
AXP(R) VP - Managed Fund
      no additional riders                            86.10   119.96   136.16  187.95          16.10    49.96    86.16  187.95
      optional MAV                                    87.64   124.65   144.10  204.44          17.64    54.65    94.10  204.44
AXP(R) VP - NEW DIMENSIONS FUND(R)
      no additional riders                            86.41   120.90   137.75  191.27          16.41    50.90    87.75  191.27
      optional MAV                                    87.95   125.59   145.68  207.71          17.95    55.59    95.68  207.71

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - S&P 500 Index Fund
      no additional riders                           $83.34  $111.49  $121.75 $157.65         $13.34   $41.49  $ 71.75 $157.65
      optional MAV                                    84.87   116.20   129.77  174.58          14.87    46.20    79.77  174.58
AXP(R) VP - Small Cap Advantage Fund
      no additional riders                            90.20   132.43   157.22  231.39          20.20    62.43   107.22  231.39
      optional MAV                                    91.74   137.08   165.02  247.24          21.74    67.08   115.02  247.24
AXP(R) VP - Strategy Aggressive Fund
      no additional riders                            86.31   120.59   137.22  190.16          16.31    50.59    87.22  190.16
      optional MAV                                    87.85   125.28   145.15  206.62          17.85    55.28    95.15  206.62
AIM V.I. Capital Appreciation Fund, Series I
      no additional riders                            87.03   122.78   140.93  197.87          17.03    52.78    90.93  197.87
      optional MAV                                    88.56   127.46   148.84  214.22          18.56    57.46    98.84  214.22
AIM V.I. Capital Development Fund, Series I
      no additional riders                            90.20   132.43   157.22  231.39          20.20    62.43   107.22  231.39
      optional MAV                                    91.74   137.08   165.02  247.24          21.74    67.08   115.02  247.24
American Century(R) VP International
      no additional riders                            91.23   135.53   162.42  241.98          21.23    65.53   112.42  241.98
      optional MAV                                    92.77   140.17   170.20  257.68          22.77    70.17   120.20  257.68
American Century(R) VP Value
      no additional riders                            88.26   126.52   147.26  210.97          18.26    56.52    97.26  210.97
      optional MAV                                    89.79   131.19   155.13  227.12          19.79    61.19   105.13  227.12
Calvert Variable Series, Inc. Social
  Balanced Portfolio
      no additional riders                            87.23   123.40   141.99  200.06          17.23    53.40    91.99  200.06
      optional MAV                                    88.77   128.08   149.89  216.38          18.77    58.08    99.89  216.38
Credit Suisse Trust - Emerging Growth Portfolio
      no additional riders                            91.13   135.22   161.90  240.93          21.13    65.22   111.90  240.93
      optional MAV                                    92.66   139.86   169.68  256.64          22.66    69.86   119.68  256.64
Fidelity VIP Growth & Income Portfolio
  (Service Class)
      no additional riders                            85.28   117.46   131.91  179.05          15.28    47.46    81.91  179.05
      optional MAV                                    86.82   122.15   139.87  195.67          16.82    52.15    89.87  195.67
Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                            86.41   120.90   137.75  191.27          16.41    50.90    87.75  191.27
      optional MAV                                    87.95   125.59   145.68  207.71          17.95    55.59    95.68  207.71
Fidelity VIP Overseas Portfolio (Service Class)
      no additional riders                            88.87   128.39   150.41  217.46          18.87    58.39   100.41  217.46
      optional MAV                                    90.41   133.05   158.26  233.51          20.41    63.05   108.26  233.51
FTVIPT Franklin Real Estate Fund - Class 2
      no additional riders                            86.92   122.47   140.40  196.77          16.92    52.47    90.40  196.77
      optional MAV                                    88.46   127.15   148.31  213.13          18.46    57.15    98.31  213.13
FTVIPT Franklin Small Cap Value Securities Fund -
  Class 2
(previously FTVIPT Franklin Value Securities Fund -
  Class 2)
      no additional riders                            88.77   128.08   149.89  216.38          18.77    58.08    99.89  216.38
      optional MAV                                    90.31   132.74   157.74  232.45          20.31    62.74   107.74  232.45

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                           $90.10  $132.12  $156.69 $230.32         $20.10   $62.12  $106.69 $230.32
      optional MAV                                    91.64   136.77   164.50  246.19          21.64    66.77   114.50  246.19
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
      no additional riders                            88.56   127.46   148.84  214.22          18.56    57.46    98.84  214.22
      optional MAV                                    90.10   132.12   156.69  230.32          20.10    62.12   106.69  230.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      no additional riders                            86.62   121.53   138.81  193.47          16.62    51.53    88.81  193.47
      optional MAV                                    88.15   126.21   146.73  209.88          18.15    56.21    96.73  209.88
Goldman Sachs VIT Mid Cap Value Fund
      no additional riders                            87.85   125.28   145.15  206.62          17.85    55.28    95.15  206.62
      optional MAV                                    89.38   129.95   153.03  222.83          19.38    59.95   103.03  222.83
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      no additional riders                            87.74   124.96   144.62  205.53          17.74    54.96    94.62  205.53
      optional MAV                                    89.28   129.64   152.51  221.76          19.28    59.64   102.51  221.76
Janus Aspen Series Global Technology Portfolio:
  Service Shares
      no additional riders                            88.05   125.90   146.21  208.79          18.05    55.90    96.21  208.79
      optional MAV                                    89.59   130.57   154.08  224.98          19.59    60.57   104.08  224.98
Janus Aspen Series International Growth Portfolio:
  Service Shares
      no additional riders                            88.15   126.21   146.73  209.88          18.15    56.21    96.73  209.88
      optional MAV                                    89.69   130.88   154.60  226.05          19.69    60.88   104.60  226.05
Lazard Retirement International Equity Portfolio
      no additional riders                            91.13   135.22   161.90  240.93          21.13    65.22   111.90  240.93
      optional MAV                                    92.66   139.86   169.68  256.64          22.66    69.86   119.68  256.64
MFS(R) Investors Growth Stock Series - Service Class
      no additional riders                            90.31   132.74   157.74  232.45          20.31    62.74   107.74  232.45
      optional MAV                                    91.84   137.39   165.54  248.29          21.84    67.39   115.54  248.29
MFS(R) New Discovery Series - Service Class
      no additional riders                            91.74   137.08   165.02  247.24          21.74    67.08   115.02  247.24
      optional MAV                                    93.28   141.72   172.78  262.86          23.28    71.72   122.78  262.86
Putnam VT International New Opportunities Fund -
  Class IB Shares
      no additional riders                            93.59   142.64   174.32  265.96          23.59    72.64   124.32  265.96
      optional MAV                                    95.12   147.26   182.02  281.30          25.12    77.26   132.02  281.30
Putnam VT Vista Fund - Class IB Shares
      no additional riders                            87.74   124.96   144.62  205.53          17.74    54.96    94.62  205.53
      optional MAV                                    89.28   129.64   152.51  221.76          19.28    59.64   102.51  221.76
Royce Micro-Cap Portfolio
      no additional riders                            92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43
      optional MAV                                    93.69   142.95   174.84  266.99          23.69    72.95   124.84  266.99
Third Avenue Value Portfolio
      no additional riders                            91.64   136.77   164.50  246.19          21.64    66.77   114.50  246.19
      optional MAV                                    93.18   141.41   172.26  261.83          23.18    71.41   122.26  261.83

                                                           FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Wanger International Small Cap
      no additional riders                           $92.97  $140.79  $171.23 $259.75         $22.97   $70.79  $121.23 $259.75
      optional MAV                                    94.51   145.41   178.95  275.19          24.51    75.41   128.95  275.19
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      no additional riders                            88.46   127.15   148.31  213.13          18.46    57.15    98.31  213.13
      optional MAV                                    90.00   131.81   156.17  229.25          20.00    61.81   106.17  229.25
Wells Fargo VT Asset Allocation Fund
      no additional riders                            88.56   127.46   148.84  214.22          18.56    57.46    98.84  214.22
      optional MAV                                    90.10   132.12   156.69  230.32          20.10    62.12   106.69  230.32
Wells Fargo VT International Equity Fund
      no additional riders                            88.56   127.46   148.84  214.22          18.56    57.46    98.84  214.22
      optional MAV                                    90.10   132.12   156.69  230.32          20.10    62.12   106.69  230.32
Wells Fargo VT Small Cap Growth Fund
      no additional riders                            90.61   133.67   159.30  235.64          20.61    63.67   109.30  235.64
      optional MAV                                    92.15   138.32   167.09  251.43          22.15    68.32   117.09  251.43


* In these examples, the $30 contract administrative charge is approximated as a 0.061% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

+    The ten-year surrender charge schedule is not available in Oregon.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statement.


YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $0.98    $1.11   $1.00
Accumulation unit value at end of period                                                                $0.81    $0.98   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                49,897   43,161   8,145
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.11   $1.00
Accumulation unit value at end of period                                                                $0.82    $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                41,083   32,624   7,503
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.13    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                               106,760   43,920  11,675
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.13    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                83,968   30,783   7,186
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                          $0.93    $1.14   $1.00
Accumulation unit value at end of period                                                                $0.76    $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                26,779   22,159   3,227
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                          $0.93    $1.14   $1.00
Accumulation unit value at end of period                                                                $0.76    $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                26,327   24,003   5,333
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT CM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.09    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                               265,455  203,922  87,424
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%
Simple yield(2)                                                                                          0.65%    4.96%   5.03%
Compound yield(2)                                                                                        0.65%    5.08%   5.16%

SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.09    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                               243,870  171,785  65,522
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%
Simple yield(2)                                                                                          0.82%    5.16%   5.26%
Compound yield(2)                                                                                        0.82%    5.29%   5.40%

SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.01    $1.03   $1.00
Accumulation unit value at end of period                                                                $1.02    $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                41,299   14,227   3,441
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.01    $1.03   $1.00
Accumulation unit value at end of period                                                                $1.02    $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                43,328   12,124   3,149
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT EM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                          $0.74    $1.00      --
Accumulation unit value at end of period                                                                $0.72    $0.74      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,542      693      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT EM2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                          $0.74    $1.00      --
Accumulation unit value at end of period                                                                $0.72    $0.74      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,789      906      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT ES1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,238       --      --
Ratio of operating expense to average net assets                                                         0.95%      --      --

SUBACCOUNT ES2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,489       --      --
Ratio of operating expense to average net assets                                                         0.75%      --      --

SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                                $0.94    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                88,813   52,655  10,137
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                                $0.95    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                58,348   31,722   7,774
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT FI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.08    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.13    $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                56,966   24,654  12,796
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.08    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.14    $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                50,510   16,258  11,135
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                          $1.02    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.03    $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                23,970   14,137   2,368
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                          $1.03    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.03    $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                16,572    8,968   1,552
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                          $0.94    $1.18   $1.00
Accumulation unit value at end of period                                                                $0.64    $0.94   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                               130,764  106,410  13,813
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                          $0.95    $1.18   $1.00
Accumulation unit value at end of period                                                                $0.65    $0.95   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                               129,186   97,754  16,891
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                          $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                                $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                18,664   15,670   2,173
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                          $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                                $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                15,821   13,967   2,575
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                          $1.05    $1.09   $1.00
Accumulation unit value at end of period                                                                $0.93    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                53,096   39,810   6,539
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                          $1.05    $1.09   $1.00
Accumulation unit value at end of period                                                                $0.94    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                37,760   28,348   5,220
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                          $1.07    $1.19   $1.00
Accumulation unit value at end of period                                                                $0.88    $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                               307,320  219,316  32,483
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                          $1.07    $1.19   $1.00
Accumulation unit value at end of period                                                                $0.89    $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                               276,054  177,036  31,537
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT IV1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.00      --
Accumulation unit value at end of period                                                                $0.79    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                40,575   14,084      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT IV2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.00      --
Accumulation unit value at end of period                                                                $0.79    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                35,957    9,812      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                                $1.07    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                24,346   16,349   3,029
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                                $1.08    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                22,792   14,830   2,970
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                          $1.21    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.81    $1.21   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                65,574   58,414   3,901
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                          $1.22    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.81    $1.22   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                58,748   46,978   4,470
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                          $1.16    $1.31   $1.00
Accumulation unit value at end of period                                                                $0.88    $1.16   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                55,044   46,419   5,160
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                          $1.16    $1.31   $1.00
Accumulation unit value at end of period                                                                $0.88    $1.16   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                49,574   37,379   4,337
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period                                                          $1.37    $1.26   $1.00
Accumulation unit value at end of period                                                                $1.25    $1.37   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                25,531   19,878   1,892
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period                                                          $1.37    $1.26   $1.00
Accumulation unit value at end of period                                                                $1.25    $1.37   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                23,324   16,977   1,678
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL)
Accumulation unit value at beginning of period                                                          $1.18    $1.44   $1.00
Accumulation unit value at end of period                                                                $0.83    $1.18   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                32,127   20,591   2,094
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL)
Accumulation unit value at beginning of period                                                          $1.19    $1.44   $1.00
Accumulation unit value at end of period                                                                $0.83    $1.19   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                25,459   15,533   1,791
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period                                                          $1.08    $0.92   $1.00
Accumulation unit value at end of period                                                                $1.20    $1.08   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                41,460   21,041   4,775
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period                                                          $1.08    $0.92   $1.00
Accumulation unit value at end of period                                                                $1.21    $1.08   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                35,248   14,536   3,657
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,090    1,693      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT 2SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                 4,490    1,283      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1EG(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.28    $1.32   $1.00
Accumulation unit value at end of period                                                                $1.06    $1.28   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                24,697   22,624   2,872
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2EG(5) (INVESTING IN SHARES OF  CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.29    $1.32   $1.00
Accumulation unit value at end of period                                                                $1.07    $1.29   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                20,158   17,825   1,838
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1GI(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.00    $1.04   $1.00
Accumulation unit value at end of period                                                                $0.90    $1.00   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                               119,736   77,558  18,137
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2GI(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.00    $1.05   $1.00
Accumulation unit value at end of period                                                                $0.90    $1.00   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                               103,719   63,414  15,603
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1MP(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.64    $1.24   $1.00
Accumulation unit value at end of period                                                                $1.57    $1.64   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                67,132   48,251   6,945
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2MP(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.65    $1.24   $1.00
Accumulation unit value at end of period                                                                $1.58    $1.65   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                59,393   38,193   5,709
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $0.98    $1.23   $1.00
Accumulation unit value at end of period                                                                $0.77    $0.98   $1.23
Number of accumulation units outstanding at end of period (000 omitted)                                32,758   22,910   3,612
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $0.98    $1.23   $1.00
Accumulation unit value at end of period                                                                $0.77    $0.98   $1.23
Number of accumulation units outstanding at end of period (000 omitted)                                27,850   18,802   3,421
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.25    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.33    $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                19,803    6,181     683
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.25    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.34    $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                24,477    6,879     885
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.19    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.34    $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                 9,584    2,897     590
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.19    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.35    $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                10,800    2,846     586
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1IS(1),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND -
  CLASS 2)
Accumulation unit value at beginning of period                                                          $0.99    $1.02   $1.00
Accumulation unit value at end of period                                                                $0.96    $0.99   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 7,075    5,682   1,053
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2IS(1),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND -
  CLASS 2)
Accumulation unit value at beginning of period                                                          $1.00    $1.02   $1.00
Accumulation unit value at end of period                                                                $0.96    $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 5,897    3,340     897
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.14    $1.13   $1.00
Accumulation unit value at end of period                                                                $1.18    $1.14   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                18,974   14,809   2,665
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.14    $1.13   $1.00
Accumulation unit value at end of period                                                                $1.19    $1.14   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                14,153   10,252   1,876
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                                $0.86    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                71,185   55,239   9,951
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                                $0.86    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                60,343   42,626   8,981
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                          $1.23    $0.95   $1.00
Accumulation unit value at end of period                                                                $1.37    $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                24,711   10,265   2,023
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                          $1.23    $0.95   $1.00
Accumulation unit value at end of period                                                                $1.37    $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                23,748    7,622   1,634
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.70    $1.00      --
Accumulation unit value at end of period                                                                $0.42    $0.70      --
Number of accumulation units outstanding at end of period (000 omitted)                                51,500   33,689      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT 2AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.70    $1.00      --
Accumulation unit value at end of period                                                                $0.42    $0.70      --
Number of accumulation units outstanding at end of period (000 omitted)                                54,805   29,626      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.68    $1.00      --
Accumulation unit value at end of period                                                                $0.42    $0.68      --
Number of accumulation units outstanding at end of period (000 omitted)                                34,050   22,949      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT 2GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.68    $1.00      --
Accumulation unit value at end of period                                                                $0.43    $0.68      --
Number of accumulation units outstanding at end of period (000 omitted)                                34,767   20,288      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.80    $1.00      --
Accumulation unit value at end of period                                                                $0.61    $0.80      --
Number of accumulation units outstanding at end of period (000 omitted)                                64,147   29,251      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT 2IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.80    $1.00      --
Accumulation unit value at end of period                                                                $0.61    $0.80      --
Number of accumulation units outstanding at end of period (000 omitted)                                60,527   25,763      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                                $0.72    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                19,727   10,774   2,504
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                                $0.72    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                15,860    7,958   1,981
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.90    $1.00      --
Accumulation unit value at end of period                                                                $0.67    $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                51,051   21,973      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

SUBACCOUNT 2MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.91    $1.00      --
Accumulation unit value at end of period                                                                $0.68    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                50,212   19,521      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                36,822   15,060      --
Ratio of operating expense to average net assets                                                         0.95%    0.95%     --

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                34,072   12,308      --
Ratio of operating expense to average net assets                                                         0.75%    0.75%     --

SUBACCOUNT 1IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $0.92    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.65    $0.92   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                90,196   80,679   8,200
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $0.92    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.65    $0.92   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                78,901   62,964   6,079
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                                $0.85    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                87,722   68,407   7,245
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                                $0.85    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                74,819   49,764   5,084
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.35    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.74    $1.35   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                23,583   11,880   1,886
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.36    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.75    $1.36   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                20,056    8,005   1,228
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.50    $1.08   $1.00
Accumulation unit value at end of period                                                                $1.69    $1.50   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                31,848   11,524   2,043
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.51    $1.08   $1.00
Accumulation unit value at end of period                                                                $1.70    $1.51   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                27,040    8,231   1,873
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.08    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.84    $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                30,297   21,844   1,343
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.08    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.85    $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                27,818   18,245   1,234
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

YEAR ENDED DEC. 31,                                                                                     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.15    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                46,456   29,881   2,723
Ratio of operating expense to average net assets                                                         0.95%    0.95%   0.95%

SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.16    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                40,791   23,813   2,476
Ratio of operating expense to average net assets                                                         0.75%    0.75%   0.75%

SUBACCOUNT 1AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,224       --      --
Ratio of operating expense to average net assets                                                         0.95%      --      --

SUBACCOUNT 2AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,799       --      --
Ratio of operating expense to average net assets                                                         0.75%      --      --

SUBACCOUNT 1WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.90       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,031       --      --
Ratio of operating expense to average net assets                                                         0.95%      --      --

SUBACCOUNT 2WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.90       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,200       --      --
Ratio of operating expense to average net assets                                                         0.75%      --      --

SUBACCOUNT 1SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,230       --      --
Ratio of operating expense to average net assets                                                         0.95%      --      --

SUBACCOUNT 2SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,060       --      --
Ratio of operating expense to average net assets                                                         0.75%      --      --


(1)  Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  Operations commenced on May 1, 2000.
(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on Sept. 21, 1999.
(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

FINANCIAL STATEMENTS


You can find our audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccount invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.


We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:


-    contract administrative charge,

-    applicable mortality and expense risk fee,

-    Maximum Anniversary Value Death Benefit fee,

-    Enhanced Earnings Death Benefit Rider fee, and

- applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the MAV or EEB fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
BC1         AXP(R) Variable Portfolio -    Objective: long-term total return exceeding       IDS Life, investment manager; American
BC2         Blue Chip Advantage Fund       that of the U.S. stock market. Invests            Express Financial Corporation (AEFC),
                                           primarily in blue chip stocks. Blue chip stocks   investment adviser.
                                           are issued by companies with a market
                                           capitalization of at least $1 billion, an
                                           established management, a history of consistent
                                           earnings and a leading position within their
                                           respective industries.

BD1         AXP(R) Variable Portfolio -    Objective: high level of current income while     IDS Life, investment manager; AEFC,
BD2         Bond Fund                      conserving the value of the investment and        investment adviser.
                                           continuing a high level of income for the
                                           longest time period. Invests primarily in bonds
                                           and other debt obligations.

CR1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, investment manager; AEFC,
CR2         Capital Resource Fund          primarily in U.S. common stocks and other         investment adviser.
                                           securities convertible into common stocks.

CM1         AXP(R) Variable Portfolio -    Objective: maximum current income consistent      IDS Life, investment manager; AEFC,
CM2         Cash Management Fund           with liquidity and stability of principal.        investment adviser.
                                           Invests primarily in money market securities.

DE1         AXP(R) Variable Portfolio -    Objective: a high level of current income and,    IDS Life, investment manager; AEFC,
DE2         Diversified Equity  Income     as a secondary goal, steady growth of capital.    investment adviser.
            Fund                           Invests primarily in dividend-paying common and
                                           preferred stocks.

EM1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, investment manager; AEFC,
EM2         Emerging Markets Fund          primarily in equity securities of companies in    investment adviser;  American Express
                                           emerging market countries.                        Asset Management International, Inc., a
                                                                                             wholly-owned subsidiary of AEFC, is the
                                                                                             sub-adviser.

ES1         AXP(R) Variable Portfolio -    Objective: growth of capital. Invests primarily   IDS Life, investment manager; AEFC,
ES2         Equity Select Fund             in equity securities of medium-sized companies.   investment adviser.

EI1         AXP(R) Variable Portfolio -    Objective: high current income, with capital      IDS Life, investment manager; AEFC,
EI2         Extra Income Fund              growth as a secondary objective. Invests          investment adviser.
                                           primarily in high-yielding, high-risk corporate
                                           bonds (junk bonds) issued by U.S. and foreign
                                           companies and governments.

FI1         AXP(R) Variable Portfolio -    Objective: a high level of current income and     IDS Life, investment manager; AEFC,
FI2         Federal Income Fund            safety of principal consistent with an            investment adviser.
                                           investment in U.S. government and government
                                           agency securities. Invests primarily in debt
                                           obligations issued or guaranteed as to
                                           principal and interest by the U.S. government,
                                           its agencies or instrumentalities.

SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
GB1         AXP(R) Variable Portfolio -    Objective: high total return through income and   IDS Life, investment manager; AEFC,
GB2         Global Bond Fund               growth of capital. Non-diversified fund that      investment adviser.
                                           invests primarily in debt obligations of U.S.
                                           and foreign issuers.

GR1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, investment manager; AEFC,
GR2         Growth Fund                    primarily in common stocks and securities         investment adviser.
                                           convertible into common stocks that appear to
                                           offer growth opportunities.

IE1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, investment manager; AEFC,
IE2         International Fund             primarily in common stocks or convertible         investment adviser.  American Express
                                           securities of foreign issuers that offer growth   Asset Management International, Inc., a
                                           potential.                                        wholly-owned subsidiary of AEFC, is the
                                                                                             sub-adviser.

MF1         AXP(R) Variable Portfolio -    Objective: maximum total investment return        IDS Life, investment manager; AEFC,
MF2         Managed Fund                   through a combination of capital growth and       investment adviser.
                                           current income. Invests primarily in a
                                           combination of common and preferred stocks,
                                           convertible securities, bonds and other  debt
                                           securities.

ND1         AXP(R) Variable Portfolio -    Objective: long-term growth of capital.           IDS Life, investment manager; AEFC,
ND2         New Dimensions Fund(R)         Invests primarily in common stocks of U.S. and    investment adviser.
                                           foreign companies showing potential for
                                           significant growth.

IV1         AXP(R) Variable Portfolio -    Objective: long-term capital appreciation.        IDS Life, investment manager; AEFC,
IV2         S&P 500 Index Fund             Non-diversified fund that invests primarily       investment adviser.
                                           in securities that are expected to provide
                                           investment results that correspond to the
                                           performance of the S&P 500 Index.

SC1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, investment manager; AEFC,
SC2         Small Cap Advantage Fund       primarily in equity stocks of small companies     investment adviser;  Kenwood Capital
                                           that are often included in the Russell 2000       Management LLC, sub-adviser.
                                           Index and/or have market capitalization under
                                           $2 billion.

SA1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, investment manager; AEFC,
SA2         Strategy Aggressive Fund       primarily in common stocks of small- and          investment adviser.
                                           medium-size companies.

1CA         AIM V.I. Capital               Objective: growth of capital. Invests             A I M Advisors, Inc.
2CA         Appreciation Fund, Series I    principally in common stocks of companies
                                           likely to  benefit from new or innovative
                                           products, services or processes as well as
                                           those with above-average growth and excellent
                                           prospects for future growth.

1CD         AIM V.I. Capital Development   Objective: long-term growth of capital. Invests   A I M Advisors, Inc.
2CD         Fund, Series I                 primarily in securities (including common
                                           stocks, convertible securities and bonds) of
                                           small- and medium-sized companies.

SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1IF         American Century(R) VP         Objective: long-term capital growth. Invests      American Century Investment Management,
2IF         International                  primarily in stocks of growing foreign            Inc.
                                           companies in developed countries.

1VA         American Century(R) VP Value   Objective: long-term capital growth, with         American Century Investment Management,
2VA                                        income as a secondary objective. Invests          Inc.
                                           primarily in stocks of companies that
                                           management believes to be undervalued at the
                                           time of purchase.

1SR         Calvert Variable Series,       Objective: income and capital growth. Invests     Calvert Asset Management Company, Inc.
2SR         Inc. Social Balanced           primarily in stocks, bonds and money market       (CAMCO), investment adviser. SSgA
            Portfolio                      instruments which offer income and capital        Funds Management, Inc. and Brown
                                           growth opportunity and which satisfy the          Capital Management are the investment
                                           investment and social criteria.                   subadvisers.

1EG         Credit Suisse Trust -          Objective: maximum capital appreciation.          Credit Suisse Asset  Management, LLC
2EG         Emerging Growth Portfolio      Invests in U.S. equity securities of
                                           emerging-growth companies with growth
                                           characteristics such as positive earnings and
                                           potential for accelerated growth.

1GI         Fidelity VIP Growth & Income   Strategy: high total return through a             Fidelity Management & Research Company
2GI         Portfolio  (Service Class)     combination of current income and capital         (FMR), investment manager; FMR U.K. and
                                           appreciation. Normally invests a majority of      FMR  Far East, sub-investment advisers.
                                           assets in common stocks with a focus on those
                                           that pay current dividends and show potential
                                           for  capital appreciation.

1MP         Fidelity VIP Mid Cap           Strategy: long-term growth of capital.            FMR, investment manager;  FMR U.K., and
2MP         Portfolio (Service Class)      Normally invests at least 80% of assets in        FMR Far East, sub-investment advisers.
                                           securities of companies with medium market
                                           capitalization common stocks.

1OS         Fidelity VIP Overseas          Strategy: long-term growth of capital.            FMR, investment manager;  FMR U.K., FMR
2OS         Portfolio (Service Class)      Invests primarily in common stocks of  foreign    Far East, Fidelity International
                                           securities.                                       Investment Advisors (FIIA) and FIIA
                                                                                             U.K., sub-investment advisers.

1RE         FTVIPT Franklin Real Estate    Objective: capital appreciation with a            Franklin Advisers, Inc.
2RE         Fund - Class 2                 secondary goal to earn current income. Invests
                                           at least 80% of its net assets in investments
                                           of companies operating in the real estate
                                           industry. The Fund invests primarily in equity
                                           real estate investment trusts (REITs).


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1SI         FTVIPT Franklin Small Cap      Objective: long-term total return. Invests at     Franklin Advisory Services, LLC
2SI         Value Securities Fund -        least 80% of its net assets in investments of
            Class 2 (previously FTVIPT     small capitalization companies. For this Fund,
            Franklin Value Securities      small capitalization companies are those that
            Fund - Class 2)                have a market cap not exceeding $2.5 billion,
                                           at the time of purchase. Invests primarily in
                                           equity securities of companies the manager
                                           believes are selling substantially below the
                                           underlying value of their assets or their
                                           private market value.

1TF         FTVIPT Templeton Foreign       Objective: long-term capital growth. Invests at   Templeton Investment Counsel, LLC
2TF         Securities Fund - Class 2      least 80% of its net assets in foreign
            (previously FTVIPT Templeton   securities, including those in emerging markets.
            International Securities
            Fund - Class 2. FTVIPT
            Templeton International
            Smaller Companies Fund -
            Class 2 merged into this
            Fund as of April 30, 2002)

1SE         Goldman Sachs VIT  CORE(SM)    Objective: seeks long-term growth of capital.     Goldman Sachs Asset Management
2SE         Small Cap  Equity Fund         Invests, under normal circumstances, at least
                                           80% of its net assets plus any borrowing for
                                           investment purposes (measured at the time of
                                           purchase) in a broadly diversified portfolio of
                                           equity investments of U.S. issuers which are
                                           included in the Russell 2000 Index at the time
                                           of investment.

1UE         Goldman Sachs VIT  CORE(SM)    Objective: seeks long-term growth of capital      Goldman Sachs Asset Management
2UE         U.S. Equity Fund               and dividend income. Invests, under normal
                                           circumstances, at least 90% of its total assets
                                           (not including securities lending collateral
                                           and any investment of that collateral) measured
                                           at time of purchase in a broadly diversified
                                           portfolio of large-cap and blue chip equity
                                           investments representing all major sectors of
                                           the U.S. economy.

1MC         Goldman Sachs VIT  Mid Cap     Objective: seeks long-term capital                Goldman Sachs Asset Management
2MC         Value Fund                     appreciation. Invests, under normal
                                           circumstances, at least 80% of its net assets
                                           plus any borrowing for investment purposes
                                           (measured at time of purchase) in a diversified
                                           portfolio of equity investments in
                                           mid-capitalization issuers within the range of
                                           the market capitalization of companies
                                           constituting the Russell Midcap Value Index at
                                           the time of investment.


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1AG         Janus Aspen Series             Objective: long-term growth of capital.           Janus Capital
2AG         Aggressive Growth Portfolio:   Non-diversified mutual fund that primarily
            Service Shares                 invests in common stocks selected for their
                                           growth potential and normally invests at  least
                                           50% of its equity assets in  medium-sized
                                           companies.

1GT         Janus Aspen Series Global      Objective: long-term growth of capital.           Janus Capital
2GT         Technology Portfolio:          Non-diversified mutual fund that invests, under
            Service Shares                 normal circumstances, at least 80% of its net
                                           assets in securities of companies that the
                                           portfolio manager believes will benefit
                                           significantly from advances or improvements in
                                           technology. It implements this policy by
                                           investing primarily in equity securities of
                                           U.S. and foreign companies selected for their
                                           growth potential.

1IG         Janus Aspen Series             Objective: long-term growth of capital.           Janus Capital
2IG         International Growth           Invests, under normal circumstances, at least
            Portfolio: Service Shares      80% of its net assets in securities of issuers
                                           from at least five different countries,
                                           excluding the United States. Although the
                                           Portfolio intends to invest substantially all
                                           of its assets in issuers located outside the
                                           United States, it may at times invest in U.S.
                                           issuers and it may at times invest all of its
                                           assets in fewer than five countries or even a
                                           single country.

1IP         Lazard Retirement              Objective: long-term capital appreciation.        Lazard Asset Management
2IP         International Equity           Invests primarily in equity securities,
            Portfolio                      principally common stocks, of relatively large
                                           non-U.S. companies with market capitalizations
                                           in the range of the Morgan Stanley Capital
                                           International (MSCI) Europe, Australia and  Far
                                           East (EAFE(R)) Index that the Investment Manager
                                           believes are undervalued based on their
                                           earnings, cash flow or asset values.

1MG         MFS(R) Investors Growth Stock  Objective: long-term growth of capital and        MFS Investment Management(R)
2MG         Series - Service Class         future income. Invests at least 80% of its
                                           total assets in common stocks and related
                                           securities of companies which MFS believes
                                           offer better than average prospects for
                                           long-term growth.

1MD         MFS(R) New Discovery Series -  Objective: capital appreciation. Invests          MFS Investment Management(R)
2MD         Service Class                  primarily in equity securities of emerging
                                           growth companies.

1IN         Putnam VT International New    Objective: long-term capital appreciation. The    Putnam Investment Management, LLC
2IN         Opportunities Fund - Class     fund seeks its goal by investing in common
            IB Shares                      stock of companies outside the United States
                                           with a focus on growth stocks.


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1VS         Putnam VT Vista Fund - Class   Objective: capital appreciation. The fund seeks   Putnam Investment Management, LLC
2VS         IB Shares                      its goal by investing mainly in common stocks
                                           of U.S. companies with a focus on growth stocks.

1MI         Royce Micro-Cap Portfolio      Objective: long-term growth of capital. Invests   Royce & Associates, LLC
2MI                                        primarily in a broadly diversified portfolio of
                                           equity securities issued by micro-cap companies
                                           (companies with stock market capitalizations
                                           below $400 million).

1SV         Third Avenue Value Portfolio   Objective: long-term capital appreciation.        EQSF Advisers, Inc.
2SV                                        Invests primarily in common stocks of well
                                           financed, well managed companies at a
                                           substantial discount to what the Adviser
                                           believes is their true value.

1IT         Wanger International Small     Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management, L.P.
2IT         Cap                            primarily in stocks of small- and medium-size
                                           non-U.S. companies with capitalizations of less
                                           than $2 billion.

1SP         Wanger U.S. Smaller            Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management, L.P.
2SP         Companies (previously Wanger   primarily in stocks of small- and medium-size
            U.S. Small Cap)                U.S. companies with capitalizations of less
                                           than $5 billion.

1AA         Wells Fargo VT Asset           Objective: long-term total return, consistent     Wells Fargo Funds Management, LLC,
2AA         Allocation Fund                with reasonable risk. Invests primarily in the    adviser; Wells Capital Management
                                           securities of various indexes to replicate the    Incorporated, sub-adviser.
                                           total return of the index. We use an asset
                                           allocation model to allocate and reallocate
                                           assets among common stocks (S&P 500 Index),
                                           U.S. Treasury bonds (Lehman Brothers 20+
                                           Treasury Bond Index) and money market
                                           instruments, operating from a target allocation
                                           of 60% stocks  and 40% bonds.

1WI         Wells Fargo VT International   Objective: total return with an emphasis on       Wells Fargo Funds Management, LLC,
2WI         Equity Fund                    long-term capital appreciation. Invests           adviser; Wells Capital Management
                                           primarily in equity securities of non-U.S.        Incorporated,  sub-adviser.
                                           companies based in developed foreign countries
                                           or emerging markets.

1SG         Wells Fargo VT Small Cap       Objective: long-term capital appreciation.        Wells Fargo Funds Management, LLC,
2SG         Growth Fund                    Invests primarily in companies with above-        adviser; Wells Capital Management
                                           average growth potential and whose market         Incorporated,  sub-adviser.
                                           capitalization falls within the range of the
                                           Russell 2000 Index, which is considered a
                                           small capitalization index.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

            $23.08 biweekly, or
            $50 per month

      If paying by any other method:

            $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

   For the first year:

            $1,000,000 up to age 85
            $100,000 for ages 86 to 90

   For each subsequent year:

            $100,000 up to age 85
            $50,000 for ages 86 to 90

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV Death Benefit or EEB rider (both available June 10, 2002). Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue. EEB is only available on non-qualified contracts.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule is not available in Oregon.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   SEVEN-YEAR SCHEDULE                                                    TEN-YEAR SCHEDULE*
   YEARS FROM PURCHASE              SURRENDER CHARGE                      YEARS FROM PURCHASE              SURRENDER CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                           PAYMENT RECEIPT                   PERCENTAGE
           1                                7%                                    1                                8%
           2                                7                                     2                                8
           3                                7                                     3                                8
           4                                6                                     4                                7
           5                                5                                     5                                7
           6                                4                                     6                                6
           7                                2                                     7                                5
           Thereafter                       0                                     8                                4
                                                                                  9                                3
                                                                                  10                               2
                                                                                  Thereafter                       0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

      AMOUNT REQUESTED              $1,000
   -----------------------    OR    ------ = $1,075.27
   1.00 - SURRENDER CHARGE           .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV Death Benefit or EEB charge.

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     -- $10,000 July 1, 2002;

     -- $ 8,000 Dec. 31, 2007;

     -- $ 6,000 Feb. 20, 2010; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

-    The prior anniversary July 1, 2010 contract value was $28,000.

SURRENDER CHARGE    EXPLANATION

     $    0         $2,500 is contract earnings surrendered without charge; and

          0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                    10% of $28,000 = $2,800 - $2,500 = $300

          0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

        480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

        420         $6,000 Feb. 20, 2010 purchase payment is in its second year
       ----         from receipt, surrendered with a 7% surrender charge.
       $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);


- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;


-    amounts we refund to you during the free look period*;

-    death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT


We value your accounts as follows:


FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable); and

- minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, surrender charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;


-    any purchase payment credits allocated to the subaccounts;


-    transfers into or out of the subaccounts;

-    partial surrenders;


-    surrender charges;

-    a prorated portion of the contract administrative charge;

- a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected); and/or

- a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;


-    fund operating expenses; and/or


-    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS

We add a credit* to your contract in the amount of:

-    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          OR

     -- if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for the certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.


* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT              ACCUMULATION                OF UNITS
                                           MONTH                 INVESTED              UNIT VALUE                 PURCHASED
By investing an equal number
of dollars each month...

                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...----->       Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high          ------>       Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;


-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:     Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
account)

3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
   Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
   Transfers:                   Contract value or entire account balance
   Surrenders:                  $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB.The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                                          PS x DB
                                                          -------
                                                             CV

        PS = the partial surrender including any applicable surrender charge.

        DB = the death benefit on the date of (but prior to) the partial surrender.

        CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2008 as follows:
          The contract value on the most recent sixth contract anniversary:     $30,000.00
          plus purchase payments made since that anniversary:                        +0.00
          minus adjusted partial surrenders taken since that anniversary calculated as:
          $1,500 x $30,000                                                       -1,607.14
          ----------------                                                      ----------
              $28,000

          for a death benefit of:                                               $28,392.86

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AVAILABLE JUNE 10, 2002)

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract.

We will determine the rider effective date for the MAV Death Benefit added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE

- You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.

- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your contract anniversary contract values:              $24,000
     plus purchase payments made since that anniversary:                      +0
     minus adjusted partial surrenders, calculated as:
     $1,500 x $24,000                                                     -1,636
     ---------------- =                                                  -------
         $22,000
     for a death benefit of:                                             $22,364

NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB) (AVAILABLE JUNE 10, 2002)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. THIS RIDER IS ONLY AVAILABLE UNDER A NONQUALIFIED ANNUITY CONTRACT.

We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH: for purposes of the EEB rider, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.


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TERMINATING THE EEB

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchased a RAVA contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider Jan. 1, 2003 when your contract value is $100,000 and you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV Death Benefit and the EEB.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                                 $110,000
     plus the EEB benefit which equals 40% of earnings
          at death (MAV death benefit minus payments not
          previously surrendered):
          0.40 x ($110,000 - $100,000)=                                                    +4,000
                                                                                        ---------
     Total death benefit of:                                                             $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                                            $110,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                                                   +4,000
                                                                                        ---------
     Total death benefit of:                                                             $114,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 x $110,000)
          $110,000 - -------------------- =                                               $57,619
                           $105,000

          plus the EEB benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                                                     +1,048
                                                                                        ---------
     Total death benefit of:                                                              $58,667

- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                                 $200,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                                       +55,000
                                                                                        ---------
      Total death benefit of:                                                            $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                                 $250,000
     plus the EEB (40% of earnings at death, up to a

          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                                       +55,000
                                                                                        ---------
     Total death benefit of:                                                             $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                                 $250,000
     plus the EEB benefit which equals 40% of earnings
          at death (the standard death benefit minus payments not
          previously surrendered):
          0.40 x ($250,000 - $105,000) =                                                  +58,000
                                                                                        ---------
     Total death benefit of:                                                             $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                 p.  3
Calculating Annuity Payouts             p. 41
Rating Agencies                         p. 42
Principal Underwriter                   p. 42
Independent Auditors                    p. 42
Financial Statements

[AMERICAN EXPRESS (R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919



                                                                 S-6467 F (5/02)

AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and


- individuals investing an initial purchase payment of $1 million (other individuals).


NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing.


- American Express(R) Variable Portfolio Funds                                     - Janus Aspen Series: Service Shares
- AIM Variable Insurance Funds                                                     - Lazard Retirement Series, Inc.
- American Century(R) Variable Portfolios, Inc.                                    - MFS(R) Variable Insurance Trust(SM)
- Calvert Variable Series, Inc.                                                    - Putnam Variable Trust - Class IB Shares
- Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)              - Royce Capital Fund
- Fidelity(R) Variable Insurance Products Funds - Service Class                    - Third Avenue Variable Series Trust
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2    - Wanger Advisors Trust
- Goldman Sachs Variable Insurance Trust (VIT)                                     - Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                          3
THE CONTRACT IN BRIEF                                              4
EXPENSE SUMMARY                                                    5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                       15
FINANCIAL STATEMENTS                                              20
PERFORMANCE INFORMATION                                           20
THE VARIABLE ACCOUNT AND THE FUNDS                                21
THE FIXED ACCOUNT                                                 27
BUYING YOUR CONTRACT                                              28
CHARGES                                                           30
VALUING YOUR INVESTMENT                                           31
MAKING THE MOST OF YOUR CONTRACT                                  32
SURRENDERS                                                        35
TSA -- SPECIAL SURRENDER PROVISIONS                               35
CHANGING OWNERSHIP                                                36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT               36
OPTIONAL BENEFITS                                                 38
THE ANNUITY PAYOUT PERIOD                                         41
TAXES                                                             43
VOTING RIGHTS                                                     45
SUBSTITUTION OF INVESTMENTS                                       45
ABOUT THE SERVICE PROVIDERS                                       45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION      47

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 27)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 28)

MINIMUM ALLOWABLE PURCHASE PAYMENTS
   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month
   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS For employees/advisors:
   For the first year:
      $2,000,000 up to age 85
      $100,000 for ages 86 to 90
   For each subsequent year:
      $100,000 up to age 85
      $50,000 for ages 86 to 90
For other individuals:
   For the first year:
      $2,000,000 up to age 85
      $1,000,000 for ages 86 to 90
   For each subsequent year:
      $100,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 33)


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 36)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 41)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 43)

CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;


- a 0.55% mortality and expense risk fee (if you make allocations to one or more subaccounts);


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

- the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and


- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value.

* Available June 10, 2002.


EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You paid no sales charge when you purchased your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

SURRENDER CHARGE:                                                                          0%
ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                   $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV) FEE:                                0.15%
(as a percentage of the contract value charged annually at the contract anniversary.
   This is an optional expense)
ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE:                                        0.30%
(As a percentage of the contract value charged annually at the contact anniversary.
   This is an optional expense)
ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)
MORTALITY AND EXPENSE RISK FEE:                                                         0.55%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                      MANAGEMENT       12b-1        OTHER
                                                                         FEES          FEES       EXPENSES     TOTAL
                                                                         ----          ----       --------     -----
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                             .54%         .13%        .11%         .78%(1)
      Bond Fund                                                            .60          .13         .07          .80(2)
      Capital Resource Fund                                                .61          .13         .04          .78(2)
      Cash Management Fund                                                 .51          .13         .04          .68(2)
      Diversified Equity Income Fund                                       .55          .13         .23          .91(1)
      Emerging Markets Fund                                               1.16          .13         .46         1.75(1)
      Equity Select Fund                                                   .64          .13         .33         1.10(1)
      Extra Income Fund                                                    .62          .13         .07          .82(2)
      Federal Income Fund                                                  .61          .13         .10          .84(1)
      Global Bond Fund                                                     .84          .13         .10         1.07(2)
      Growth Fund                                                          .62          .13         .15          .90(1)
      International Fund                                                   .83          .13         .08         1.04(2)
      Managed Fund                                                         .59          .13         .04          .76(2)
      New Dimensions Fund(R)                                               .60          .13         .06          .79(2)
      S&P 500 Index Fund                                                   .29          .13         .07          .49(1)
      Small Cap Advantage Fund                                             .73          .13         .30         1.16(1)
      Strategy Aggressive Fund                                             .60          .13         .05          .78(2)
AIM V.I.
      Capital Appreciation Fund, Series I                                  .61           --         .24          .85(3)
      Capital Development Fund, Series I                                   .75           --         .41         1.16(3)
American Century(R) Variable Portfolios, Inc.
      VP International                                                    1.26           --          --         1.26(4),(5)
      VP Value                                                             .97           --          --          .97(4),(5)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70           --         .17          .87(6)
Credit Suisse Trust
      Emerging Growth Portfolio                                            .86           --         .39         1.25(7)
Fidelity VIP
      Growth & Income Portfolio (Service Class)                            .48          .10         .10          .68(8)
      Mid Cap Portfolio (Service Class)                                    .58          .10         .11          .79(8)
      Overseas Portfolio (Service Class)                                   .73          .10         .20         1.03(8)
FTVIPT
      Franklin Real Estate Fund - Class 2                                  .56          .25         .03          .84(9),(10)
      Franklin Small Cap Value Securities Fund - Class 2                   .57          .25         .20         1.02(10),(11)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2                          .68          .25         .22         1.15(10),(11),(12)
      (previously FTVIPT Templeton International Securities Fund - Class 2)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                       .75           --         .25         1.00(13)
      CORE(SM) U.S. Equity Fund                                            .70           --         .11          .81(13)
      Mid Cap Value Fund                                                   .80           --         .13          .93(13)

                                                                      MANAGEMENT      12b-1        OTHER
                                                                         FEES         FEES       EXPENSES     TOTAL
                                                                         ----         ----       --------     -----
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                          .65%        .25%        .02%         .92%(14)
      Global Technology Portfolio: Service Shares                          .65         .25         .05          .95(14)
      International Growth Portfolio: Service Shares                       .65         .25         .06          .96(14)
Lazard Retirement Series
      International Equity Portfolio                                       .75         .25         .25         1.25(15)
MFS(R)
      Investors Growth Stock Series - Service Class                        .75         .25         .17         1.17(16),(17),(18)
      New Discovery Series - Service Class                                 .90         .25         .16         1.31(16),(17),(18)
Putnam Variable Trust
      Putnam VT International New Opportunities Fund - Class IB Shares    1.00         .25         .24         1.49(19)
      Putnam VT Vista Fund - Class IB Shares                               .61         .25         .06          .92(19)
Royce Capital Fund
      Micro-Cap Portfolio                                                 1.25          --         .10         1.35(20)
Third Avenue
      Value Portfolio                                                      .90          --         .40         1.30(21)
Wanger
      International Small Cap                                             1.24          --         .19         1.43(22)
      U.S. Smaller Companies                                               .94          --         .05          .99(22)
      (previously Wanger U.S. Small Cap)
Wells Fargo VT
      Asset Allocation Fund                                                .49         .25         .26         1.00(23)
      International Equity Fund                                             --         .25         .75         1.00(23)
      Small Cap Growth Fund                                                .63         .25         .32         1.20(23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22%and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)  Annualized operating expenses of funds at Dec. 31, 2001.

(5) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(6) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(7) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%).

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements, "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(12) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(15) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.

(21) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(23) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*

In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. This example assumes that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1) the base contract with no optional riders,

2) the contract with the selection of the Enhanced Earnings Death Benefit Rider
   (EEB),

3) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV), and

4) the contract with the selection of both the MAV and the EEB Riders.

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.



                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders                                $14.26        $44.32       $  76.57        $167.84
      optional EEB                                                          17.33         53.72          92.51         201.16
      optional MAV                                                          15.80         49.03          84.57         184.62
      optional MAV and EEB                                                  18.87         58.39         100.41         217.46
AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders                                 14.46         44.95          77.64         170.09
      optional EEB                                                          17.54         54.34          93.57         203.35
      optional MAV                                                          16.00         49.65          85.63         186.84
      optional MAV and EEB                                                  19.08         59.01         101.46         219.61
AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders                                 14.26         44.32          76.57         167.84
      optional EEB                                                          17.33         53.72          92.51         201.16
      optional MAV                                                          15.80         49.03          84.57         184.62
      optional MAV and EEB                                                  18.87         58.39         100.41         217.46
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders                                 13.23         41.18          71.21         156.51
      optional EEB                                                          16.31         50.59          87.22         190.16
      optional MAV                                                          14.77         45.89          79.24         173.46
      optional MAV and EEB                                                  17.85         55.28          95.15         206.62
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                                 15.59         48.40          83.50         182.40
      optional EEB                                                          18.67         57.77          99.36         215.30
      optional MAV                                                          17.13         53.09          91.46         198.97
      optional MAV and EEB                                                  20.20         62.43         107.22         231.39
AXP(R) Variable Portfolio - Emerging Markets
      base contract with no optional riders                                 24.20         74.49         127.41         272.12
      optional EEB                                                          27.28         83.70         142.72         302.40
      optional MAV                                                          25.74         79.10         135.09         287.38
      optional MAV and EEB                                                  28.81         88.28         150.30         317.21
AXP(R) Variable Portfolio - Equity Select Fund
      base contract with no optional riders                                 17.54         54.34          93.57         203.35
      optional EEB                                                          20.61         63.67         109.30         235.64
      optional MAV                                                          19.08         59.01         101.46         219.61
      optional MAV and EEB                                                  22.15         68.32         117.09         251.43

                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders                                $14.67        $45.58       $  78.71        $172.34
      optional EEB                                                          17.74         54.96          94.62         205.53
      optional MAV                                                          16.21         50.28          86.69         189.05
      optional MAV and EEB                                                  19.28         59.64         102.51         221.76
AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                                 14.87         46.20          79.77         174.58
      optional EEB                                                          17.95         55.59          95.68         207.71
      optional MAV                                                          16.41         50.90          87.75         191.27
      optional MAV and EEB                                                  19.49         60.26         103.56         223.91
AXP(R) Variable Portfolio - Global Bond Fund
      base contract with no optional riders                                 17.23         53.40          91.99         200.06
      optional EEB                                                          20.31         62.74         107.74         232.45
      optional MAV                                                          18.77         58.08          99.89         216.38
      optional MAV and EEB                                                  21.84         67.39         115.54         248.29
AXP(R) Variable Portfolio - Growth Fund
      base contract with no optional riders                                 15.49         48.09          82.97         181.28
      optional EEB                                                          18.56         57.46          98.84         214.22
      optional MAV                                                          17.03         52.78          90.93         197.87
      optional MAV and EEB                                                  20.10         62.12         106.69         230.32
AXP(R) Variable Portfolio - International Fund
      base contract with no optional riders                                 16.92         52.47          90.40         196.77
      optional EEB                                                          20.00         61.81         106.17         229.25
      optional MAV                                                          18.46         57.15          98.31         213.13
      optional MAV and EEB                                                  21.54         66.46         113.98         245.14
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders                                 14.05         43.69          75.50         165.58
      optional EEB                                                          17.13         53.09          91.46         198.97
      optional MAV                                                          15.59         48.40          83.50         182.40
      optional MAV and EEB                                                  18.67         57.77          99.36         215.30
AXP(R)Variable Portfolio - New Dimensions Fund(R)
      base contract with no optional riders                                 14.36         44.63          77.10         168.96
      optional EEB                                                          17.44         54.03          93.04         202.25
      optional MAV                                                          15.90         49.34          85.10         185.73
      optional MAV and EEB                                                  18.97         58.70         100.94         218.53
AXP(R) Variable Portfolio - S&P 500 Index Fund
      base contract with no optional riders                                 11.29         35.18          60.97         134.69
      optional EEB                                                          14.36         44.63          77.10         168.96
      optional MAV                                                          12.82         39.92          69.06         151.95
      optional MAV and EEB                                                  15.90         49.34          85.10         185.73
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders                                 18.15         56.21          96.73         209.88
      optional EEB                                                          21.23         65.53         112.42         241.98
      optional MAV                                                          19.69         60.88         104.60         226.05
      optional MAV and EEB                                                  22.77         70.17         120.20         257.68

                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
AXP(R) Variable Portfolio - Strategy Aggressive Fund
      base contract with no optional riders                                $14.26        $44.32       $  76.57        $167.84
      optional EEB                                                          17.33         53.72          92.51         201.16
      optional MAV                                                          15.80         49.03          84.57         184.62
      optional MAV and EEB                                                  18.87         58.39         100.41         217.46
AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders                                 14.98         46.52          80.31         175.70
      optional EEB                                                          18.05         55.90          96.21         208.79
      optional MAV                                                          16.51         51.22          88.28         192.37
      optional MAV and EEB                                                  19.59         60.57         104.08         224.98
AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders                                 18.15         56.21          96.73         209.88
      optional EEB                                                          21.23         65.53         112.42         241.98
      optional MAV                                                          19.69         60.88         104.60         226.05
      optional MAV and EEB                                                  22.77         70.17         120.20         257.68
American Century(R) VP International
      base contract with no optional riders                                 19.18         59.32         101.98         220.69
      optional EEB                                                          22.25         68.63         117.61         252.47
      optional MAV                                                          20.72         63.98         109.82         236.70
      optional MAV and EEB                                                  23.79         73.26         125.35         268.02
American Century(R) VP Value
      base contract with no optional riders                                 16.21         50.28          86.69         189.05
      optional EEB                                                          19.28         59.64         102.51         221.76
      optional MAV                                                          17.74         54.96          94.62         205.53
      optional MAV and EEB                                                  20.82         64.29         110.34         237.76
Calvert Variable Series, Inc. Social Balanced Portfolio
      base contract with no optional riders                                 15.18         47.14          81.37         177.94
      optional EEB                                                          18.26         56.52          97.26         210.97
      optional MAV                                                          16.72         51.84          89.34         194.57
      optional MAV and EEB                                                  19.79         61.19         105.13         227.12
Credit Suisse Trust Emerging Growth Portfolio
      base contract with no optional riders                                 19.08         59.01         101.46         219.61
      optional EEB                                                          22.15         68.32         117.09         251.43
      optional MAV                                                          20.61         63.67         109.30         235.64
      optional MAV and EEB                                                  23.69         72.95         124.84         266.99
Fidelity VIP Growth & Income Portfolio (Service Class)
      base contract with no optional riders                                 13.23         41.18          71.21         156.51
      optional EEB                                                          16.31         50.59          87.22         190.16
      optional MAV                                                          14.77         45.89          79.24         173.46
      optional MAV and EEB                                                  17.85         55.28          95.15         206.62
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders                                 14.36         44.63          77.10         168.96
      optional EEB                                                          17.44         54.03          93.04         202.25
      optional MAV                                                          15.90         49.34          85.10         185.73
      optional MAV and EEB                                                  18.97         58.70         100.94         218.53

                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders                                $16.82        $52.15       $  89.87        $195.67
      optional EEB                                                          19.90         61.50         105.65         228.19
      optional MAV                                                          18.36         56.83          97.78         212.05
      optional MAV and EEB                                                  21.43         66.15         113.46         244.09
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                 14.87         46.20          79.77         174.58
      optional EEB                                                          17.95         55.59          95.68         207.71
      optional MAV                                                          16.41         50.90          87.75         191.27
      optional MAV and EEB                                                  19.49         60.26         103.56         223.91
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Franklin Value Securities Fund - Class 2)
      base contract with no optional riders                                 16.72         51.84          89.34         194.57
      optional EEB                                                          19.79         61.19         105.13         227.12
      optional MAV                                                          18.26         56.52          97.26         210.97
      optional MAV and EEB                                                  21.33         65.84         112.94         243.03
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International Securities Fund - Class 2)
      base contract with no optional riders                                 18.05         55.90          96.21         208.79
      optional EEB                                                          21.13         65.22         111.90         240.93
      optional MAV                                                          19.59         60.57         104.08         224.98
      optional MAV and EEB                                                  22.66         69.86         119.68         256.64
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
      base contract with no optional riders                                 16.51         51.22          88.28         192.37
      optional EEB                                                          19.59         60.57         104.08         224.98
      optional MAV                                                          18.05         55.90          96.21         208.79
      optional MAV and EEB                                                  21.13         65.22         111.90         240.93
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                                 14.57         45.26          78.17         171.21
      optional EEB                                                          17.64         54.65          94.10         204.44
      optional MAV                                                          16.10         49.96          86.16         187.95
      optional MAV and EEB                                                  19.18         59.32         101.98         220.69
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                 15.80         49.03          84.57         184.62
      optional EEB                                                          18.87         58.39         100.41         217.46
      optional MAV                                                          17.33         53.72          92.51         201.16
      optional MAV and EEB                                                  20.41         63.05         108.26         233.51
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
      base contract with no optional riders                                 15.69         48.71          84.04         183.51
      optional EEB                                                          18.77         58.08          99.89         216.38
      optional MAV                                                          17.23         53.40          91.99         200.06
      optional MAV and EEB                                                  20.31         62.74         107.74         232.45

                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
Janus Aspen Series Global Technology Portfolio: Service Shares
      base contract with no optional riders                                $16.00        $49.65       $  85.63        $186.84
      optional EEB                                                          19.08         59.01         101.46         219.61
      optional MAV                                                          17.54         54.34          93.57         203.35
      optional MAV and EEB                                                  20.61         63.67         109.30         235.64
Janus Aspen Series International Growth Portfolio: Service Shares
      base contract with no optional riders                                 16.10         49.96          86.16         187.95
      optional EEB                                                          19.18         59.32         101.98         220.69
      optional MAV                                                          17.64         54.65          94.10         204.44
      optional MAV and EEB                                                  20.72         63.98         109.82         236.70
Lazard Retirement International Equity Portfolio
      base contract with no optional riders                                 19.08         59.01         101.46         219.61
      optional EEB                                                          22.15         68.32         117.09         251.43
      optional MAV                                                          20.61         63.67         109.30         235.64
      optional MAV and EEB                                                  23.69         72.95         124.84         266.99
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders                                 18.26         56.52          97.26         210.97
      optional EEB                                                          21.33         65.84         112.94         243.03
      optional MAV                                                          19.79         61.19         105.13         227.12
      optional MAV and EEB                                                  22.87         70.48         120.71         258.72
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders                                 19.69         60.88         104.60         226.05
      optional EEB                                                          22.77         70.17         120.20         257.68
      optional MAV                                                          21.23         65.53         112.42         241.98
      optional MAV and EEB                                                  24.30         74.80         127.92         273.15
Putnam VT International New Opportunities Fund - Class IB Shares
      base contract with no optional riders                                 21.54         66.46         113.98         245.14
      optional EEB                                                          24.61         75.72         129.46         276.21
      optional MAV                                                          23.07         71.10         121.75         260.79
      optional MAV and EEB                                                  26.15         80.33         137.13         291.41
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                 15.69         48.71          84.04         183.51
      optional EEB                                                          18.77         58.08          99.89         216.38
      optional MAV                                                          17.23         53.40          91.99         200.06
      optional MAV and EEB                                                  20.31         62.74         107.74         232.45
Royce Micro-Cap Portfolio
      base contract with no optional riders                                 20.10         62.12         106.69         230.32
      optional EEB                                                          23.18         71.41         122.26         261.83
      optional MAV                                                          21.64         66.77         114.50         246.19
      optional MAV and EEB                                                  24.71         76.03         129.97         277.23
Third Avenue Value Portfolio
      base contract with no optional riders                                 19.59         60.57         104.08         224.98
      optional EEB                                                          22.66         69.86         119.68         256.64
      optional MAV                                                          21.13         65.22         111.90         240.93
      optional MAV and EEB                                                  24.20         74.49         127.41         272.12

                                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                         ------        -------        -------      --------
Wanger International Small Cap
      base contract with no optional riders                                $20.92        $64.60        $110.86        $238.81
      optional EEB                                                          24.00         73.87         126.38         270.07
      optional MAV                                                          22.46         69.25         118.65         254.56
      optional MAV and EEB                                                  25.53         78.49         134.07         285.35
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders                                 16.41         50.90          87.75         191.27
      optional EEB                                                          19.49         60.26         103.56         223.91
      optional MAV                                                          17.95         55.59          95.68         207.71
      optional MAV and EEB                                                  21.02         64.91         111.38         239.87
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                                 16.51         51.22          88.28         192.37
      optional EEB                                                          19.59         60.57         104.08         224.98
      optional MAV                                                          18.05         55.90          96.21         208.79
      optional MAV and EEB                                                  21.13         65.22         111.90         240.93
Wells Fargo VT International Equity Fund
      base contract with no optional riders                                 16.51         51.22          88.28         192.37
      optional EEB                                                          19.59         60.57         104.08         224.98
      optional MAV                                                          18.05         55.90          96.21         208.79
      optional MAV and EEB                                                  21.13         65.22         111.90         240.93
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                 18.56         57.46          98.84         214.22
      optional EEB                                                          21.64         66.77         114.50         246.19
      optional MAV                                                          20.10         62.12         106.69         230.32
      optional MAV and EEB                                                  23.18         71.41         122.26         261.83

* In these examples, the $30 contract administrative charge is approximated as a 0.061% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statements.



YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.11   $1.00
Accumulation unit value at end of period                                                                $0.82    $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   729      454     211
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.02   $1.00
Accumulation unit value at end of period                                                                $1.14    $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   985      410      47
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                          $0.94    $1.14   $1.00
Accumulation unit value at end of period                                                                $0.76    $0.94   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   291      266     872
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                          $1.07    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.10    $1.07   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 5,658    6,615   2,266
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%
Simple yield(2)                                                                                          1.04%    5.31%   5.51%
Compound yield(2)                                                                                        1.05%    5.45%   5.66%

SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.01    $1.02   $1.00
Accumulation unit value at end of period                                                                $1.02    $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   281      218      23
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT EM3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                          $0.75    $1.00      --
Accumulation unit value at end of period                                                                $0.73    $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                                     3        1      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT ES3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    38       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                                $0.95    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 1,549    1,186      48
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.09    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.15    $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   592        1      10
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                          $1.03    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.04    $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   249        4       3
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                          $0.94    $1.17   $1.00
Accumulation unit value at end of period                                                                $0.64    $0.94   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 1,285    1,762     401
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                          $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                                $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                    65       81     133
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.09   $1.00
Accumulation unit value at end of period                                                                $0.94    $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   296      145      10
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                          $1.08    $1.19   $1.00
Accumulation unit value at end of period                                                                $0.89    $1.08   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 3,252    3,919     426
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT IV3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                          $0.90    $1.00      --
Accumulation unit value at end of period                                                                $0.79    $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                   770      285      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                                $1.08    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   378      286      28
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                          $1.22    $1.52   $1.00
Accumulation unit value at end of period                                                                $0.81    $1.22   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                   607      798      33
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit at end of period                                                                      $1.17    $1.31   $1.00
Accumulation unit value at end of period                                                                $0.89    $1.17   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                 1,358    1,343     185
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period                                                          $1.38    $1.27   $1.00
Accumulation unit value at end of period                                                                $1.26    $1.38   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                   394      318       4
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP INTERNATIONAL)
Accumulation unit value at beginning of period                                                          $1.19    $1.44   $1.00
Accumulation unit value at end of period                                                                $0.84    $1.19   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                   781      532       9
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP VALUE)
Accumulation unit value at beginning of period                                                          $1.08    $0.92   $1.00
Accumulation unit value at end of period                                                                $1.21    $1.08   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                   506      435      59
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                     6        5      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3EG(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.29    $1.32   $1.00
Accumulation unit value at end of period                                                                $1.07    $1.29   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                   467      891      17
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3GI(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.00    $1.05   $1.00
Accumulation unit value at end of period                                                                $0.91    $1.00   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 1,090      764     445
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MP(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $1.65    $1.24   $1.00
Accumulation unit value at end of period                                                                $1.59    $1.65   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   781      616     102
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                          $0.99    $1.23   $1.00
Accumulation unit value at end of period                                                                $0.77    $0.99   $1.23
Number of accumulation units outstanding at end of period (000 omitted)                                   114      116      25
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.26    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.35    $1.26   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   211      148       4
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.20    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.35    $1.20   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   150        9       2
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3IS(1),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL
SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.00    $1.02   $1.00
Accumulation unit value at end of period                                                                $0.97    $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    71       43       9
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.15    $1.13   $1.00
Accumulation unit value at end of period                                                                $1.19    $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    97      100      41
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                                $0.87    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   943      577     170
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                          $1.24    $0.95   $1.00
Accumulation unit value at end of period                                                                $1.38    $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                   200       15       8
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.70    $1.00      --
Accumulation unit value at end of period                                                                $0.42    $0.70      --
Number of accumulation units outstanding at end of period (000 omitted)                                   280      343      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.68    $1.00      --
Accumulation unit value at end of period                                                                $0.43    $0.68      --
Number of accumulation units outstanding at end of period (000 omitted)                                   202      310      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.80    $1.00      --
Accumulation unit value at end of period                                                                $0.61    $0.80      --
Number of accumulation units outstanding at end of period (000 omitted)                                   606      556      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                                $0.73    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   253       57       8
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.91    $1.00      --
Accumulation unit value at end of period                                                                $0.68    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                   913      533      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                   548      352      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $0.92    $1.52   $1.00
Accumulation unit value at end of period                                                                $0.66    $0.92   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                 1,347    1,802      87
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                                $0.86    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                 1,092    1,330     183
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.36    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.75    $1.36   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   344      193      19
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                          $1.51    $1.08   $1.00
Accumulation unit value at end of period                                                                $1.71    $1.51   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   314       70     120
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.09    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.85    $1.09   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                   769      599     112
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.17    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   820      990     125
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     8       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.90       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     2       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --


(1)  Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 2000.

(4)  Operations commenced on May 1, 2001.


(5)  Operations commenced on Sept. 21, 1999.

(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them existed at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

- contract administrative charge,

- mortality and expense risk fee,


- Maximum Anniversary Value Death Benefit Rider fee (MAV fee), and

- Enhanced Earnings Death Benefit Rider fee (EEB fee).

We may also show optional total return quotations that reflect deduction of the MAV and/or EEB fee. We also show optional total return quotations that do not reflect fees for any of the optional features.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
BC3              AXP(R) Variable Portfolio -    Objective: long-term total return      IDS Life, investment manager;
                 Blue Chip Advantage Fund       exceeding that of the U.S. stock       American Express Financial
                                                market. Invests primarily in blue      Corporation (AEFC),  investment
                                                chip stocks. Blue chip stocks are      adviser.
                                                issued by companies with a market
                                                capitalization of at least $1
                                                billion, an established management,
                                                a history of consistent earnings and
                                                a leading position within their
                                                respective industries.

BD3              AXP(R) Variable Portfolio -    Objective: high level of current       IDS Life, investment manager;
                 Bond Fund                      income while conserving the value of   AEFC, investment adviser.
                                                the investment and continuing a
                                                high level of income for the
                                                longest time period. Invests
                                                primarily in bonds and other
                                                debt obligations.

CR3              AXP(R) Variable Portfolio -    Objective: capital appreciation.       IDS Life, investment manager;
                 Capital Resource Fund          Invests primarily in U.S. common       AEFC, investment adviser.
                                                stocks and other securities
                                                convertible into common stocks.

CM3              AXP(R) Variable Portfolio -    Objective: maximum current income      IDS Life, investment manager;
                 Cash Management Fund           consistent with liquidity and          AEFC, investment adviser.
                                                stability of principal. Invests
                                                primarily in money market securities.

DE3              AXP(R) Variable Portfolio -    Objective: a high level of current     IDS Life, investment manager;
                 Diversified Equity  Income     income and, as a secondary goal,       AEFC, investment adviser.
                 Fund                           steady growth of capital. Invests
                                                primarily in dividend-paying common
                                                and preferred stocks.

EM3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.   IDS Life, investment manager;
                 Emerging Markets Fund          Invests primarily in equity            AEFC, investment adviser;
                                                securities of companies in emerging    American Express Asset
                                                market countries.                      Management International, Inc.,
                                                                                       a wholly-owned subsidiary of
                                                                                       AEFC, is the sub-adviser.

ES3              AXP(R) Variable Portfolio -    Objective: growth of capital.          IDS Life, investment manager;
                 Equity Select Fund             Invests primarily  in equity           AEFC, investment adviser.
                                                securities of medium-sized companies.

EI3              AXP(R) Variable Portfolio -    Objective: high current income, with   IDS Life, investment manager;
                 Extra Income Fund              capital growth as a secondary          AEFC, investment adviser.
                                                objective. Invests primarily in
                                                high-yielding, high-risk corporate
                                                bonds (junk bonds) issued by U.S.
                                                and foreign companies and
                                                governments.

FI3              AXP(R) Variable Portfolio -    Objective: a high level of current     IDS Life, investment manager;
                 Federal Income Fund            income and safety of principal         AEFC, investment adviser.
                                                consistent with an investment in
                                                U.S. government and government
                                                agency securities. Invests primarily
                                                in debt obligations issued or
                                                guaranteed as to principal and
                                                interest by the U.S. government, its
                                                agencies or instrumentalities.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
GB3              AXP(R) Variable Portfolio -    Objective: high total return through   IDS Life, investment manager;
                 Global Bond Fund               income and growth of capital.          AEFC, investment adviser.
                                                Non-diversified fund that invests
                                                primarily in debt obligations of
                                                U.S. and foreign issuers.

GR3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.   IDS Life, investment manager;
                 Growth Fund                    Invests primarily in common stocks     AEFC, investment adviser.
                                                and securities convertible into
                                                common stocks that appear to
                                                offer growth opportunities.

IE3              AXP(R) Variable Portfolio -    Objective: capital appreciation.       IDS Life, investment manager;
                 International Fund             Invests primarily in common stocks     AEFC, investment adviser.
                                                or convertible securities of foreign   American Express Asset
                                                issuers that offer strong growth       Management International, Inc.,
                                                potential.                             a wholly-owned subsidiary of
                                                                                       AEFC, is the sub-adviser.

MF3              AXP(R) Variable Portfolio -    Objective: maximum total investment    IDS Life, investment manager;
                 Managed Fund                   return through a combination of        AEFC, investment adviser.
                                                capital growth and current
                                                income. Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.

ND3              AXP(R) Variable Portfolio -    Objective: long-term growth of         IDS Life, investment manager;
                 NEW DIMENSIONS FUND(R)         capital.  Invests primarily in         AEFC, investment adviser.
                                                common stocks showing potential for
                                                significant growth.

IV3              AXP(R) Variable Portfolio -    Objective: long-term capital           IDS Life, investment manager;
                 S&P 500 Index Fund             appreciation. Non-diversified          AEFC, investment adviser.
                                                fund that invests primarily in
                                                securities that are expected to
                                                provide investment results that
                                                correspond to the performance of
                                                the S&P 500 Index.

SC3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.   IDS Life, investment manager;
                 Small Cap Advantage Fund       Invests primarily in equity stocks     AEFC, investment adviser;
                                                of small companies that are often      Kenwood Capital Management LLC,
                                                included in the Russell 2000 Index     sub-adviser.
                                                and/or have market capitalization
                                                under  $2 billion.

SA3              AXP(R) Variable Portfolio -    Objective: capital appreciation.       IDS Life, investment manager;
                 Strategy Aggressive Fund       Invests primarily in equity            AEFC, investment adviser.
                                                securities of growth companies.

3CA              AIM V.I. Capital               Objective: growth of capital.          A I M Advisors, Inc.
                 Appreciation Fund, Series I    Invests principally in common stocks
                                                of companies likely to benefit
                                                from new or innovative products,
                                                services or processes as well as
                                                those with above-average growth
                                                and excellent prospects for
                                                future growth.

3CD              AIM V.I. Capital Development   Objective: long-term growth of         A I M Advisors, Inc.
                 Fund, Series I                 capital. Invests primarily in
                                                securities (including common
                                                stocks, convertible securities
                                                and bonds) of small- and
                                                medium-sized companies.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
3IF              American Century(R) VP         Objective: long-term capital growth.   American Century Investment
                 International                  Invests primarily in stocks of         Management, Inc.
                                                growing foreign companies in
                                                developed countries.

3VA              American Century(R) VP Value   Objective: long-term capital growth,   American Century Investment
                                                with income as a secondary             Management, Inc.
                                                objective. Invests primarily in
                                                stocks of companies that management
                                                believes to be undervalued at the
                                                time of purchase.

3SR              Calvert Variable Series,       Objective: income and capital          Calvert Asset Management
                 Inc. Social Balanced           growth. Invests primarily in stocks,   Company, Inc. (CAMCO),
                 Portfolio                      bonds and money market instruments     investment adviser. SSgA
                                                which offer income and capital         Funds Management, Inc. and
                                                growth opportunity and which satisfy   Brown Capital Management are
                                                the investment and social criteria.    the investment subadvisers.

3EG              Credit Suisse Trust -          Objective: maximum capital             Credit Suisse Asset Management,
                 Emerging Growth Portfolio      appreciation. Invests in U.S. equity   LLC
                                                securities of emerging-growth
                                                companies with growth
                                                characteristics such as positive
                                                earnings and potential for
                                                accelerated growth.

3GI              Fidelity VIP Growth & Income   Strategy: high total return through    Fidelity Management & Research
                 Portfolio  (Service Class)     a combination of current income and    Company (FMR), investment
                                                capital appreciation. Normally         manager; FMR U.K. and  FMR Far
                                                invests a majority of assets in        East,  sub-investment advisers.
                                                common stocks with a focus on those
                                                that pay current dividends and show
                                                potential for capital appreciation.

3MP              Fidelity VIP Mid Cap           Strategy: long-term growth of          FMR, investment manager;  FMR
                 Portfolio (Service Class)      capital.  Normally invests at least    U.K. and FMR Far East,
                                                80% of assets in securities of         sub-investment advisers.
                                                companies with medium market
                                                capitalization common stocks.

3OS              Fidelity VIP Overseas          Strategy: long-term growth of          FMR, investment manager;  FMR
                 Portfolio (Service Class)      capital.  Invests primarily in         U.K., FMR Far East,  Fidelity
                                                common stocks of  foreign securities.  International Investment
                                                                                       Advisors (FIIA) and FIIA U.K.,
                                                                                       sub-investment advisers.

3RE              FTVIPT Franklin Real Estate    Objective: capital appreciation with   Franklin Advisers, Inc.
                 Fund - Class 2                 a secondary goal to earn current
                                                income. Invests at least 80% of
                                                its net assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests primarily in equity real
                                                estate investment trusts
                                                (REITs).

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
3SI              FTVIPT Franklin Small Cap      Objective: long-term total return.     Franklin Advisory Services, LLC
                 Value Securities Fund -        Invests at least 80% of its net
                 Class 2 (previously FTVIPT     assets in investments of small
                 Franklin Value Securities      capitalization companies. For this
                 Fund - Class 2)                Fund, small capitalization companies
                                                are those that have a market cap
                                                not exceeding $2.5 billion, at
                                                the time of purchase. Invests
                                                primarily in equity securities
                                                of companies the manager
                                                believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.

3TF              FTVIPT Templeton Foreign       Objective: long-term capital growth.   Templeton Investment Counsel, LLC
                 Securities Fund - Class 2      Invests at least 80% of its net
                 (previously FTVIPT Templeton   assets in foreign securities,
                 International Securities       including those in emerging markets.
                 Fund - Class 2. FTVIPT
                 Templeton International
                 Smaller Companies Fund -
                 Class 2 merged into this
                 fund as of April 30, 2002)

3SE              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of   Goldman Sachs Asset Management
                 Small Cap Equity Fund          capital. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at the time
                                                of purchase) in a broadly
                                                diversified portfolio of equity
                                                investments of U.S. issuers
                                                which are included in the
                                                Russell 2000 Index at the time
                                                of investment.

3UE              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of   Goldman Sachs Asset Management
                 U.S. Equity Fund               capital  and dividend income.
                                                Invests, under normal
                                                circumstances, at least 90% of
                                                its total assets (not including
                                                securities lending collateral
                                                and any investment of that
                                                collateral) measured at time of
                                                purchase in a broadly
                                                diversified portfolio of
                                                large-cap and blue chip equity
                                                investments representing all
                                                major sectors of the U.S.
                                                economy.

3MC              Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital     Goldman Sachs Asset Management
                 Value Fund                     appreciation. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments
                                                in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value Index at the time of
                                                investment.

3AG              Janus Aspen Series             Objective: long-term growth of         Janus Capital
                 Aggressive Growth Portfolio:   capital. Non-diversified mutual fund
                 Service Shares                 that primarily invests in common
                                                stocks selected for their growth
                                                potential and normally invests
                                                at least 50% of its equity
                                                assets in medium-sized
                                                companies.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
3GT              Janus Aspen Series Global      Objective: long-term growth of         Janus Capital
                 Technology Portfolio:          capital.  Non-diversified mutual
                 Service Shares                 fund that invests, under normal
                                                circumstances, at least 80% of
                                                its net assets in securities of
                                                companies that the portfolio
                                                manager believes will benefit
                                                significantly from advances or
                                                improvements in technology. It
                                                implements this policy by
                                                investing primarily in equity
                                                securities of U.S. and foreign
                                                companies selected for their
                                                growth potential.

3IG              Janus Aspen Series             Objective: long-term growth of         Janus Capital
                 International Growth           capital. Invests, under normal
                 Portfolio: Service Shares      circumstances, at least 80% of its
                                                net assets in securities of
                                                issuers from at least five
                                                different countries, excluding
                                                the United States. Although the
                                                Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.

3IP              Lazard Retirement              Objective: long-term capital           Lazard Asset Management
                 International Equity           appreciation.  Invests primarily in
                 Portfolio                      equity securities, principally
                                                common stocks, of relatively
                                                large non-U.S. companies with
                                                market capitalizations in the
                                                range of the Morgan Stanley
                                                Capital International (MSCI)
                                                Europe, Australia and Far East
                                                (EAFE(R)) Index that the
                                                Investment Manager believes are
                                                undervalued based on their
                                                earnings, cash flow or asset
                                                values.

3MG              MFS(R) Investors Growth Stock  Objective: long-term growth of         MFS Investment Management(R)
                 Series - Service Class         capital and future income. Invests
                                                at least 80% of its total assets
                                                in common stocks and related
                                                securities of companies which
                                                MFS believes offer better than
                                                average prospects for long-term
                                                growth.

3MD              MFS(R) New Discovery Series -  Objective: capital appreciation.       MFS Investment Management(R)
                 Service Class                  Invests primarily in equity
                                                securities of emerging growth
                                                companies.

3IN              Putnam VT International New    Objective: long-term capital           Putnam Investment  Management,
                 Opportunities Fund - Class     appreciation. The fund seeks its       LLC
                 IB Shares                      goal by investing in common stock of
                                                companies outside the United States
                                                with a focus on growth stocks.

3VS              Putnam VT Vista Fund - Class   Objective: capital appreciation. The   Putnam Investment  Management,
                 IB Shares                      fund seeks its goal by investing       LLC
                                                mainly in common stocks of
                                                U.S. companies with a focus on
                                                growth stocks.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER OR MANAGER
----------       ------------                   ----------------------------------     -----------------------------
3MI              Royce Micro-Cap Portfolio      Objective: long-term growth of         Royce & Associates, LLC.
                                                capital. Invests primarily in a
                                                broadly diversified portfolio of
                                                equity securities issued by
                                                micro-cap companies (companies
                                                with stock market
                                                capitalizations below $400
                                                million).


3SV              Third Avenue Value Portfolio   Objective: long-term capital           EQSF Advisers, Inc.
                                                appreciation. Invests primarily in
                                                common stocks of well financed, well
                                                managed companies at a substantial
                                                discount to what the Adviser
                                                believes is their true value.

3IT              Wanger International Small     Objective: long-term growth of         Liberty Wanger Asset
                 Cap                            capital. Invests primarily in stocks   Management, L.P.
                                                of small- and medium-size non-U.S.
                                                companies with capitalizations of
                                                less than $2 billion..

3SP              Wanger U.S. Smaller            Objective: long-term growth of         Liberty Wanger Asset
                 Companies (previously Wanger   capital. Invests primarily in stocks   Management, L.P.
                 U.S. Small Cap)                of small- and medium-size U.S.
                                                companies with capitalizations of
                                                less  than $5 billion.

3AA              Wells Fargo VT Asset           Objective: long-term total return,     Wells Fargo Funds Management,
                 Allocation Fund                consistent with reasonable risk.       LLC, adviser; Wells Capital
                                                Invests primarily in the               Management Incorporated,
                                                securities Fund Advisors,              sub-adviser.
                                                sub-adviser. of various indexes
                                                to replicate the total return of
                                                the index. We use an asset
                                                allocation model to allocate and
                                                reallocate assets among common
                                                stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers
                                                20+ Treasury Bond Index) and
                                                money market instruments,
                                                operating from a target
                                                allocation of 60% stocks and 40%
                                                bonds.

3WI              Wells Fargo VT International   Objective: total return with an        Wells Fargo Funds Management,
                 Equity Fund                    emphasis on long-term capital          LLC, adviser; Wells Capital
                                                appreciation. Invests primarily        Management Incorporated,
                                                in equity securities of non-U.S.       sub-adviser.
                                                companies based in developed foreign
                                                countries or emerging markets.

3SG              Wells Fargo VT Small Cap       Objective: long-term capital           Wells Fargo Funds Management,
                 Growth Fund                    appreciation.  Invests primarily in    LLC, adviser; Wells Capital
                                                companies with above-average growth    Management Incorporated,
                                                potential and whose market             sub-adviser.
                                                capitalization falls within the
                                                range of the Russell 2000 Index,
                                                which is considered a small
                                                capitalization index.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional purchase payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:
-    no earlier than the 60th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:
-    on or after the date the annuitant reaches age 59 1/2; and
- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
     If paying by installments under a scheduled payment plan:
          $23.08 biweekly, or
          $50 per month
     If paying by any other method:
          $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
For employees/advisors:
     For the first year:
          $2,000,000 up to age 85
          $100,000 for ages 86 to 90
     For each subsequent year:
          $100,000 up to age 85
          $50,000 for ages 86 to 90
For other individuals:
     For the first year:
          $2,000,000 up to age 85
          $1,000,000 for ages 86 to 90
     For each subsequent year:
          $100,000

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:
1.   a partial surrender from the fixed account; or
2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

FOR EMPLOYEES/ADVISORS ONLY
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:
- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select either the MAV Death Benefit or EEB riders (both available June 10, 2002). Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue. EEB is only available on non-qualified contracts.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable); and

- minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;


-    a prorated portion of the contract administrative charge;

- a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected); and/or

- a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                            NUMBER
BY INVESTING AN EQUAL NUMBER                       AMOUNT    ACCUMULATION  OF UNITS
OF DOLLARS EACH MONTH...               MONTH      INVESTED    UNIT VALUE   PURCHASED
                                        Jan         $100         $20         5.00
you automatically buy                   Feb          100          18         5.56
more units when the                     Mar          100          17         5.88
per unit market price is low...----->   Apr          100          15         6.67
                                        May          100          16         6.25
                                        Jun          100          18         5.56
and fewer units                         Jul          100          17         5.88
when the per unit                       Aug          100          19         5.26
market price is high           ----->   Sept         100          21         4.76
                                        Oct          100          20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;


-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary. - If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire contract balance

MAXIMUM AMOUNT
Transfers or surrenders: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE:
Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:      $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                    Contract value or entire account balance
Surrenders:                   $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit Charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:
-    payable to you;
-    mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:
-    request that payment be wired to your bank;
-    bank account must be in the same ownership as your contract; and
-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB. The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                                    PS x DB
                                    -------
                                       CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.


     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2008 as follows:

          The contract value on the most recent
          sixth contract anniversary:                       $30,000.00
          plus purchase payments made
          since that anniversary:                                +0.00
          minus adjusted partial surrenders
          taken since that anniversary
          calculated as:

          $1,500 x $30,000              -1,607.14
          ----------------              ----------
              $28,000

          for a death benefit of:       $28,392.86

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AVAILABLE JUNE 10, 2002)
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract.


We will determine the rider effective date for the MAV Death Benefit added after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE

- You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.

- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

          Greatest of your contract anniversary contract values: $24,000
          plus purchase payments made since that anniversary:         +0
          minus adjusted partial surrenders, calculated as:
          ($1,500 x $24,000)  =                                   -1,636
          ------------------                                     -------
               $22,000

          for a death benefit of:                                $22,364


NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the

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total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.


ENHANCED EARNINGS DEATH BENEFIT (EEB) (AVAILABLE JUNE 10, 2002)
The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings D2eath Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. THIS RIDER IS ONLY AVAILABLE UNDER A NONQUALIFIED ANNUITY CONTRACT.


We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate. The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH: for purposes of the EEB rider, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchased a RAVA contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider on Jan. 1, 2003 and you and the annuitant are under age 70. You selected the MAV Death Benefit and the EEB. 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date, so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:
     MAV death benefit (contract value):                    $110,000
     plus the EEB benefit which equals 40% of earnings
          at death (MAV death benefit minus payments not
          previously surrendered):
          0.40 x ($110,000 - $100,000) =                      +4,000
                                                  --------------------
     Total death benefit of:                                $114,000


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-    On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2005 equals:

     MAV death benefit (MAV):                               $110,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                      +4,000
                                                            --------
     Total death benefit of:                                $114,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 x $110,000)
          $110,000 - --------------------   =                $57,619
                          $105,000

     plus the EEB benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                        +1,048
                                                            --------
     Total death benefit of:                                 $58,667

- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2006. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:
     MAV death benefit (contract value):                    $200,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          .40 x 2.50 x ($55,000) =                           +55,000
                                                            --------
     Total death benefit of:                                $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                    $250,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously surrendered that are one or more years old)
          .40 x 2.50 x ($55,000) =                           +55,000
                                                            --------
     Total death benefit of:                                $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:
     MAV death benefit (contract value):                    $250,000
     plus the EEB benefit which equals 40% of earnings
          at death (the standard death benefit minus payments not
          previously surrendered):
          0.40 x ($250,000 - $105,000) =                     +58,000
                                                            --------
     Total death benefit of:                                $308,000


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


If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


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PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS
ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Performance Information             p.  3
Calculating Annuity Payouts         p. 11
Rating Agencies                     p. 12
Principal Underwriter               p. 12
Independent Auditors                p. 12
Financial Statements

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                            S-6477 F (5/02)

AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY

AMERICAN EXPRESS

RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS LIFE VARIABLE ACCOUNT 10


ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com


This prospectus contains information that you should know before investing in the Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) or the Retirement Advisor Select(SM) Variable Annuity (RAVA Select). Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds

-  Alliance Variable Products Series Fund

-  American Century(R) Variable Portfolios, Inc.

-  Calvert Variable Series, Inc.


-  Evergreen Variable Annuity Trust


-  Fidelity(R) Variable Insurance Products - Service Class


-  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2


-  Goldman Sachs Variable Insurance Trust (VIT)

- INVESCO Variable Investment Funds, Inc.

- Janus Aspen Series: Service Shares

- Lazard Retirement Series, Inc.

- MFS(R) Variable Insurance Trust(SM)

- Pioneer Variable Contracts Trust (VCT), Class II Shares


- Putnam Variable Trust - Class IB Shares


- Strong Opportunity Fund II, Inc.

- Wanger Advisors Trust

- Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                              3

THE CONTRACT IN BRIEF                                                  4

EXPENSE SUMMARY                                                        5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                           54

FINANCIAL STATEMENTS                                                  63

PERFORMANCE INFORMATION                                               64

THE VARIABLE ACCOUNT AND THE FUNDS                                    65

THE FIXED ACCOUNT                                                     74

BUYING YOUR CONTRACT                                                  74

CHARGES                                                               76

VALUING YOUR INVESTMENT                                               80

MAKING THE MOST OF YOUR CONTRACT                                      82

SURRENDERS                                                            85

TSA -- SPECIAL SURRENDER PROVISIONS                                   85

CHANGING OWNERSHIP                                                    86

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                   86

OPTIONAL BENEFITS                                                     88

THE ANNUITY PAYOUT PERIOD                                             94

TAXES                                                                 96

VOTING RIGHTS                                                         98

SUBSTITUTION OF INVESTMENTS                                           98

ABOUT THE SERVICE PROVIDERS                                           98

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION          99

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000 under RAVA Advantage; $250,000 for RAVA Select.

THE CONTRACT IN BRIEF


This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 65)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 74)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 74)

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month



                                                 RAVA ADVANTAGE      RAVA SELECT
If paying by any other method:
   initial payment for qualified annuities            $ 1,000          $ 2,000
   initial payment for nonqualified annuities           2,000           10,000
   for any additional payments                             50               50



MAXIMUM ALLOWABLE PURCHASE PAYMENTS based on the age of you or the annuitant, whoever is older, on the effective date of the contract:



                                                RAVA ADVANTAGE       RAVA SELECT
For the first year:
   up to age 85                                   $ 1,000,000         $ 999,999
   for ages 86 to 90                                  100,000           100,000
For each subsequent year:
   up to age 85                                       100,000           100,000
   for ages 86-90                                      50,000            50,000



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 83)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 85)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 86)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 86)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 88)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 94)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 96)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

-  surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-  the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value;

- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and

- if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

            SEVEN-YEAR SCHEDULE                               TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE       SURRENDER CHARGE      YEARS FROM PURCHASE         SURRENDER CHARGE
  PAYMENT RECEIPT            PERCENTAGE           PAYMENT RECEIPT              PERCENTAGE
        1                        7%                     1                          8%
        2                        7                      2                          8
        3                        7                      3                          8
        4                        6                      4                          7
        5                        5                      5                          7
        6                        4                      6                          6
        7                        2                      7                          5
        Thereafter               0                      8                          4
                                                        9                          3
                                                       10                          2
                                                       Thereafter                  0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 77 and "The Annuity Payout Period -- Annuity Payout Plans") p. 95.

SURRENDER CHARGE FOR RAVA SELECT: Contingent deferred sales charge as a percentage of purchase payment surrendered.

                      SURRENDER CHARGE SCHEDULE
            YEARS FROM                         SURRENDER CHARGE
           CONTRACT DATE                          PERCENTAGE
                1                                      7%
                2                                      7
                3                                      7
                Thereafter                             0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).


                                                                       RAVA ADVANTAGE     RAVA SELECT
ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                     $ 30**            $ 30**

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV) FEE:                   0.15%             0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE:                           0.30%             0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE:                      0.40%             0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:                                       RAVA ADVANTAGE     RAVA SELECT
 for nonqualified annuities                                                0.95%             1.20%
 for qualified annuities                                                   0.75%             1.00%

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

ANNUAL OPERATING EXPENSES OF THE FUNDS UNDERLYING RAVA ADVANTAGE AND RAVA SELECT (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                     MANAGEMENT       12b-1         OTHER
                                                                        FEES           FEES        EXPENSES       TOTAL
AXP(R) Variable Portfolio -
       Blue Chip Advantage Fund                                         .54%           .13%          .11%         .78%(1)
       Bond Fund                                                        .60            .13           .07          .80(2)
       Capital Resource Fund                                            .61            .13           .04          .78(2)
       Cash Management Fund                                             .51            .13           .04          .68(2)
       Diversified Equity Income Fund                                   .55            .13           .23          .91(1)
       Emerging Markets Fund                                           1.16            .13           .46         1.75(1)
       Equity Select Fund                                               .64            .13           .33         1.10(1)
       Extra Income Fund                                                .62            .13           .07          .82(2)
       Federal Income Fund                                              .61            .13           .10          .84(1)
       Global Bond Fund                                                 .84            .13           .10         1.07(2)
       Growth Fund                                                      .62            .13           .15          .90(1)
       International Fund                                               .83            .13           .08         1.04(2)
       Managed Fund                                                     .59            .13           .04          .76(2)
       NEW DIMENSIONS FUND(R)                                           .60            .13           .06          .79(2)
       Partners Small Cap Value Fund                                   1.02            .13           .35         1.50(1)
       S&P 500 Index Fund                                               .29            .13           .07          .49(1)
       Small Cap Advantage Fund                                         .73            .13           .30         1.16(1)
       Stock Fund                                                       .56            .13           .41         1.10(1)
       Strategy Aggressive Fund                                         .60            .13           .05          .78(2)
AIM V.I.
       Capital Appreciation Fund, Series II                             .61            .25           .24         1.10(3)
       Capital Development Fund, Series II                              .75            .25           .41         1.41(3)
Alliance VP
       AllianceBernstein International Value Portfolio (Class B)         --            .25           .95         1.20(4)
       Growth and Income Portfolio (Class B)                            .63            .25           .04          .92(5)
American Century(R) Variable Portfolios, Inc.
       VP International, Class II                                      1.19            .25            --         1.44(6),(7)
       VP Value, Class II                                               .86            .25            --         1.11(6),(8)
Calvert Variable Series, Inc.
       Social Balanced Portfolio                                        .70             --           .17          .87(9)
Evergreen VA
       Capital Growth Fund, Class L Shares                              .80            .25           .08         1.13(10)
Fidelity VIP
       Growth & Income Portfolio (Service Class 2)                      .48            .25           .11          .84(11)
       Mid Cap Portfolio (Service Class 2)                              .58            .25           .11          .94(11)
       Overseas Portfolio (Service Class 2)                             .73            .25           .20         1.18(11)
FTVIPT
       Franklin Real Estate Fund - Class 2                              .56            .25           .03          .84(12),(13)
       Franklin Small Cap Value Securities Fund - Class 2               .57            .25           .20         1.02(13),(14)
       (previously FTVIPT Franklin Value Securities Fund - Class 2)
       Mutual Shares Securities Fund - Class 2                          .60            .25           .19         1.04(13)
Goldman Sachs VIT
       CORE(SM) U.S. Equity Fund                                        .70             --           .11          .81(15)
       Mid Cap Value Fund                                               .80             --           .13          .93(15)

                                        7

                                                                      MANAGEMENT      12b-1         OTHER
                                                                        FEES           FEES        EXPENSES       TOTAL
INVESCO VIF
       Dynamics Fund                                                    .75%            --%          .33%        1.08%(16),(17)
       Financial Services Fund                                          .75             --           .32         1.07(16),(17)
       Technology Fund                                                  .75             --           .32         1.07(16),(17)
       Telecommunications Fund                                          .75             --           .34         1.09(16),(17)
Janus Aspen Series
       Global Technology Portfolio: Service Shares                      .65            .25           .05          .95(18)
       International Growth Portfolio: Service Shares                   .65            .25           .06          .96(18)
Lazard Retirement Series
       International Equity Portfolio                                   .75            .25           .25         1.25(19)
MFS(R)
       Investors Growth Stock Series - Service Class                    .75            .25           .17         1.17(20),(21)
       New Discovery Series - Service Class                             .90            .25           .16         1.31(20),(21),(22)
       Utilities Series - Service Class                                 .75            .25           .18         1.18(20),(21)
Pioneer VCT
       Pioneer Equity Income VCT Portfolio - Class II Shares            .65            .25           .12         1.02(5)
       Pioneer Europe VCT Portfolio - Class II Shares                   .51            .25          2.46         3.22(23)
Putnam Variable Trust
       Putnam VT Health Sciences Fund - Class IB Shares                 .70            .25           .09         1.04(24)
       Putnam VT International Growth Fund - Class IB Shares            .76            .25           .18         1.19(24)
       Putnam VT Vista Fund - Class IB Shares                           .61            .25           .06          .92(24)
Strong Funds
       Strong Opportunity Fund II - Advisor Class                       .75            .25           .54         1.54(25)
Wanger
       International Small Cap                                         1.24             --           .19         1.43(26)
       U.S. Smaller Companies                                           .94             --           .05          .99(26)
       (previously Wanger U.S. Small Cap)
Wells Fargo VT
       Asset Allocation Fund                                            .49            .25           .26         1.00(27)
       International Equity Fund                                         --            .25           .75         1.00(27)
       Small Cap Growth Fund                                            .63            .25           .32         1.20(27)



(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.
(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(6)  Annualized operating expenses of funds at Dec. 31, 2001.
(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.
(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(12) The Fund administration fee is paid indirectly through the management fee.
(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.
(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(17) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended Dec. 31, 2001 were insignificant.
(18) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(19) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.
(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(21) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.
(22) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(23) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.
(24) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(25) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.
(26) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(27) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*
In order to provide a more meaningful discussion about each contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1) the base contract with no optional riders,

2) the contract with the selection of the Enhanced Earnings Death Benefit Rider
   (EEB),

3) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider (EEP),

4) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV),

5) the contract with the selection of both the MAV and the EEB Riders, and

6) the contract with the selection of both the MAV and the EEP Riders.

You would pay the following expenses on a $1,000 investment in a RAVA ADVANTAGE nonqualified annuity with a ten-year surrender charge schedule(+) and a 0.95% mortality and expense risk fee assuming a 5% annual return and . . .



                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 98.26  $136.52  $167.26  $230.97       $ 18.26  $ 56.52  $ 97.26  $210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AXP(R) VP - Bond Fund
      base contract with no optional riders             98.46   137.15   168.31   233.13         18.46    57.15    98.31   213.13
      optional EEB                                     101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEP                                     102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional MAV                                     100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
      optional MAV and EEB                             103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEP                             104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             98.26   136.52   167.26   230.97         18.26    56.52    97.26   210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             97.23   133.40   161.99   220.06         17.23    53.40    91.99   200.06
      optional EEB                                     100.31   142.74   177.74   252.45         20.31    62.74   107.74   232.45
      optional EEP                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional MAV                                      98.77   138.08   169.89   236.38         18.77    58.08    99.89   216.38
      optional MAV and EEB                             101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
      optional MAV and EEP                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72

                                       10

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders           $ 99.59  $140.57  $174.08  $244.98        $19.59  $ 60.57  $104.08  $224.98
      optional EEB                                     102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
      optional EEP                                     103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
      optional MAV                                     101.13   145.22   181.90   260.93         21.13    65.22   111.90   240.93
      optional MAV and EEB                             104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12
      optional MAV and EEP                             105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders            108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31
      optional EEB                                     111.27   175.59   232.33   360.44         31.27    95.59   162.33   340.44
      optional EEP                                     112.30   178.62   237.31   369.96         32.30    98.62   167.31   349.96
      optional MAV                                     109.74   171.03   224.83   345.99         29.74    91.03   154.83   325.99
      optional MAV and EEB                             112.81   180.13   239.79   374.68         32.81   100.13   169.79   354.68
      optional MAV and EEP                             113.84   183.16   244.73   384.06         33.84   103.16   174.73   364.06
AXP(R) VP - Equity Select Fund
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             98.67   137.77   169.36   235.30         18.67    57.77    99.36   215.30
      optional EEB                                     101.74   147.08   185.02   267.24         21.74    67.08   115.02   247.24
      optional EEP                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV                                     100.20   142.43   177.22   251.39         20.20    62.43   107.22   231.39
      optional MAV and EEB                             103.28   151.72   192.78   282.86         23.28    71.72   122.78   262.86
      optional MAV and EEP                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
AXP(R) VP - Global Bond Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42

                                       11

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) VP - Growth Fund
      base contract with no optional riders           $ 99.49  $140.26  $173.56  $243.91        $19.49   $60.26  $103.56  $223.91
      optional EEB                                     102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEP                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional MAV                                     101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
      optional MAV and EEB                             104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEP                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
AXP(R) VP - International Fund
       base contract with no optional riders           100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
       optional EEB                                    104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
       optional EEP                                    105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
       optional MAV                                    102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
       optional MAV and EEB                            105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
       optional MAV and EEP                            106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
AXP(R) VP - Managed Fund
       base contract with no optional riders            98.05   135.90   166.21   228.79         18.05    55.90    96.21   208.79
       optional EEB                                    101.13   145.22   181.90   260.93         21.13    65.22   111.90   240.93
       optional EEP                                    102.15   148.32   187.09   271.43         22.15    68.32   117.09   251.43
       optional MAV                                     99.59   140.57   174.08   244.98         19.59    60.57   104.08   224.98
       optional MAV and EEB                            102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
       optional MAV and EEP                            103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
AXP(R) VP - NEW DIMENSIONS FUND(R)
       base contract with no optional riders            98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
       optional EEB                                    101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
       optional EEP                                    102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
       optional MAV                                     99.90   141.50   175.65   248.19         19.90    61.50   105.65   228.19
       optional MAV and EEB                            102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
       optional MAV and EEP                            104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
AXP(R) VP - Partners Small Cap Value Fund
       base contract with no optional riders           105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
       optional EEB                                    108.71   167.98   219.80   336.23         28.71    87.98   149.80   316.23
       optional EEP                                    109.74   171.03   224.83   345.99         29.74    91.03   154.83   325.99
       optional MAV                                    107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
       optional MAV and EEB                            110.25   172.55   227.33   350.83         30.25    92.55   157.33   330.83
       optional MAV and EEP                            111.27   175.59   232.33   360.44         31.27    95.59   162.33   340.44
AXP(R) VP - S&P 500 Index Fund
       base contract with no optional riders            95.28   127.46   151.91   199.05         15.28    47.46    81.91   179.05
       optional EEB                                     98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
       optional EEP                                     99.38   139.95   173.03   242.83         19.38    59.95   103.03   222.83
       optional MAV                                     96.82   132.15   159.87   215.67         16.82    52.15    89.87   195.67
       optional MAV and EEB                             99.90   141.50   175.65   248.19         19.90    61.50   105.65   228.19
       optional MAV and EEP                            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81

                                       12

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) VP - Small Cap Advantage Fund
       base contract with no optional riders          $102.15  $148.32  $187.09  $271.43        $22.15   $68.32  $117.09  $251.43
       optional EEB                                    105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
       optional EEP                                    106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
       optional MAV                                    103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
       optional MAV and EEB                            106.76   162.17   210.18   317.42         26.76    82.17   140.18   297.42
       optional MAV and EEP                            107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
AXP(R) VP - Stock Fund
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders             98.26   136.52   167.26   230.97         18.26    56.52    97.26   210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders            104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional EEB                                     107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
      optional EEP                                     108.81   168.28   220.30   337.21         28.81    88.28   150.30   317.21
      optional MAV                                     106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
      optional MAV and EEB                             109.33   169.81   222.82   342.10         29.33    89.81   152.82   322.10
      optional MAV and EEP                             110.35   172.85   227.83   351.80         30.35    92.85   157.83   331.80
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders            102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEB                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional EEP                                     106.66   161.86   209.67   316.42         26.66    81.86   139.67   296.42
      optional MAV                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                             108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31

                                       13

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders           $ 99.69  $140.88  $174.60  $246.05        $19.69   $60.88  $104.60  $226.05
      optional EEB                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional EEP                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV                                     101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
American Century(R) VP International, Class II
      base contract with no optional riders            105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional EEB                                     108.10   166.15   216.77   330.33         28.10    86.15   146.77   310.33
      optional EEP                                     109.12   169.20   221.81   340.14         29.12    89.20   151.81   320.14
      optional MAV                                     106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
      optional MAV and EEB                             109.63   170.72   224.32   345.02         29.63    90.72   154.32   325.02
      optional MAV and EEP                             110.66   173.76   229.33   354.69         30.66    93.76   159.33   334.69
American Century(R) VP Value, Class II
      base contract with no optional riders            101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional EEB                                     104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional EEP                                     105.74   159.10   205.09   307.38         25.74    79.10   135.09   287.38
      optional MAV                                     103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional MAV and EEB                             106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
      optional MAV and EEP                             107.28   163.70   212.72   322.40         27.28    83.70   142.72   302.40
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
      optional EEB                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional EEP                                     103.28   151.72   192.78   282.86         23.28    71.72   122.78   262.86
      optional MAV                                     100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional MAV and EEB                             103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV and EEP                             104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders            101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
      optional EEB                                     104.92   156.64   201.00   299.27         24.92    76.64   131.00   279.27
      optional EEP                                     105.94   159.72   206.11   309.39         25.94    79.72   136.11   289.39
      optional MAV                                     103.38   152.02   193.29   283.89         23.38    72.02   123.29   263.89
      optional MAV and EEB                             106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV and EEP                             107.48   164.31   213.73   324.39         27.48    84.31   143.73   304.39
Fidelity VIP Growth & Income Portfolio (Service
Class 2)
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19

                                       14

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders           $ 99.90  $141.50  $175.65  $248.19        $19.90   $61.50  $105.65  $228.19
      optional EEB                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional EEP                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional MAV                                     101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
      optional MAV and EEB                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional MAV and EEP                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders            102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional EEB                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional EEP                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                             107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
      base contract with no optional riders            100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional EEB                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional EEP                                     104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
      optional MAV                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                             106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
      optional EEB                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional EEP                                     105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV                                     102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                             106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             98.56   137.46   168.84   234.22         18.56    57.46    98.84   214.22
      optional EEB                                     101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional EEP                                     102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
      optional MAV                                     100.10   142.12   176.69   250.32         20.10    62.12   106.69   230.32
      optional MAV and EEB                             103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional MAV and EEP                             104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12

                                       15

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders           $ 99.79  $141.19  $175.13  $247.12        $19.79   $61.19  $105.13  $227.12
      optional EEB                                     102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional EEP                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional MAV and EEB                             104.41   155.11   198.43   294.17         24.41    75.11   128.43   274.17
      optional MAV and EEP                             105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
INVESCO VIF - Dynamics Fund
      base contract with no optional riders            101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEB                                     104.41   155.11   198.43   294.17         24.41    75.11   128.43   274.17
      optional EEP                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional MAV                                     102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEB                             105.94   159.72   206.11   309.39         25.94    79.72   136.11   289.39
      optional MAV and EEP                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
INVESCO VIF - Financial Services Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
INVESCO VIF - Technology Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders            101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
      optional EEB                                     104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional EEP                                     105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV and EEB                             106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
      optional MAV and EEP                             107.07   163.09   211.70   320.41         27.07    83.09   141.70   300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders            100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
      optional EEB                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional EEP                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV                                     101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional MAV and EEB                             104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV and EEP                             105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37

                                       16

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders           $100.10  $142.12  $176.69  $250.32        $20.10   $62.12  $106.69  $230.32
      optional EEB                                     103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional EEP                                     104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12
      optional MAV                                     101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional MAV and EEB                             104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional MAV and EEP                             105.74   159.10   205.09   307.38         25.74    79.10   135.09   287.38
Lazard Retirement International Equity Portfolio
      base contract with no optional riders            103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional EEB                                     106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional EEP                                     107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV and EEB                             107.69   164.92   214.74   326.37         27.69    84.92   144.74   306.37
      optional MAV and EEP                             108.71   167.98   219.80   336.23         28.71    87.98   149.80   316.23
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders            102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional EEB                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional EEP                                     106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41
      optional MAV                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV and EEB                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
      optional MAV and EEP                             107.89   165.53   215.76   328.35         27.89    85.53   145.76   308.35
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders            103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
      optional EEB                                     106.76   162.17   210.18   317.42         26.76    82.17   140.18   297.42
      optional EEP                                     107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
      optional MAV                                     105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
      optional MAV and EEB                             108.30   166.76   217.78   332.30         28.30    86.76   147.78   312.30
      optional MAV and EEP                             109.33   169.81   222.82   342.10         29.33    89.81   152.82   322.10
MFS(R) Utilities Series - Service Class
      base contract with no optional riders            102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional EEB                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional EEP                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                             107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders            100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional EEB                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional EEP                                     104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
      optional MAV                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                             106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41

                                       17

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders           $123.27  $210.67  $289.26  $466.00        $43.27  $130.67  $219.26  $446.00
      optional EEB                                     126.34   219.53   303.40   491.11         46.34   139.53   233.40   471.11
      optional EEP                                     127.37   222.47   308.08   499.31         47.37   142.47   238.08   479.31
      optional MAV                                     124.80   215.11   296.35   478.65         44.80   135.11   226.35   458.65
      optional MAV and EEB                             127.88   223.94   310.41   503.38         47.88   143.94   240.41   483.38
      optional MAV and EEP                             128.90   226.87   315.05   511.45         48.90   146.87   245.05   491.45
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
      optional EEB                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional EEP                                     105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV                                     102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                             106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders            102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional EEB                                     105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional EEP                                     106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
      optional MAV                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional MAV and EEB                             107.07   163.09   211.70   320.41         27.07    83.09   141.70   300.41
      optional MAV and EEP                             108.10   166.15   216.77   330.33         28.10    86.15   146.77   310.33
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             99.69   140.88   174.60   246.05         19.69    60.88   104.60   226.05
      optional EEB                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional EEP                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV                                     101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders            106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
      optional EEB                                     109.12   169.20   221.81   340.14         29.12    89.20   151.81   320.14
      optional EEP                                     110.15   172.24   226.83   349.86         30.15    92.24   156.83   329.86
      optional MAV                                     107.58   164.62   214.24   325.38         27.58    84.62   144.24   305.38
      optional MAV and EEB                             110.66   173.76   229.33   354.69         30.66    93.76   159.33   334.69
      optional MAV and EEP                             111.68   176.80   234.32   364.26         31.68    96.80   164.32   344.26
Wanger International Small Cap
      base contract with no optional riders            104.92   156.64   201.00   299.27         24.92    76.64   131.00   279.27
      optional EEB                                     107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
      optional EEP                                     109.02   168.89   221.31   339.17         29.02    88.89   151.31   319.17
      optional MAV                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV and EEB                             109.53   170.42   223.82   344.04         29.53    90.42   153.82   324.04
      optional MAV and EEP                             110.56   173.46   228.83   353.72         30.56    93.46   158.83   333.72

                                       18

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS  10 YEARS
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders           $100.41  $143.05  $178.26  $253.51        $20.41   $63.05  $108.26  $233.51
      optional EEB                                     103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional EEP                                     104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional MAV                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional MAV and EEB                             105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV and EEP                             106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional EEB                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional EEP                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
Wells Fargo VT International Equity Fund
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional EEB                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional EEP                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders            102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEB                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional EEP                                     106.66   161.86   209.67   316.42         26.66    81.86   139.67   296.42
      optional MAV                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                             108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31

You would pay the following expenses on a $1,000 investment in a RAVA ADVANTAGE qualified annuity with a ten-year surrender charge schedule(+) and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...



                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 96.21  $130.28  $156.69  $209.05       $ 16.21  $ 50.28  $ 86.69  $189.05
      optional MAV                                      97.74   134.96   164.62   225.53         17.74    54.96    94.62   205.53
AXP(R) VP - Bond Fund
      base contract with no optional riders             96.41   130.90   157.75   211.27         16.41    50.90    87.75   191.27
      optional MAV                                      97.95   135.59   165.68   227.71         17.95    55.59    95.68   207.71
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             96.21   130.28   156.69   209.05         16.21    50.28    86.69   189.05
      optional MAV                                      97.74   134.96   164.62   225.53         17.74    54.96    94.62   205.53
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             95.18   127.14   151.37   197.94         15.18    47.14    81.37   177.94
      optional MAV                                      96.72   131.84   159.34   214.57         16.72    51.84    89.34   194.57
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             97.54   134.34   163.57   223.35         17.54    54.34    93.57   203.35
      optional MAV                                      99.08   139.01   171.46   239.61         19.08    59.01   101.46   219.61
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders            106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV                                     107.69   164.92   214.74   326.37         27.69    84.92   144.74   306.37
AXP(R) VP - Equity Select Fund
      base contract with no optional riders             99.49   140.26   173.56   243.91         19.49    60.26   103.56   223.91
      optional MAV                                     101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             96.62   131.53   158.81   213.47         16.62    51.53    88.81   193.47
      optional MAV                                      98.15   136.21   166.73   229.88         18.15    56.21    96.73   209.88
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             96.82   132.15   159.87   215.67         16.82    52.15    89.87   195.67
      optional MAV                                      98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
      optional MAV                                     100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
AXP(R) VP - Growth Fund
      base contract with no optional riders             97.44   134.03   163.04   222.25         17.44    54.03    93.04   202.25
      optional MAV                                      98.97   138.70   170.94   238.53         18.97    58.70   100.94   218.53
AXP(R) VP - International Fund
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
AXP(R) VP - Managed Fund
      base contract with no optional riders             96.00   129.65   155.63   206.84         16.00    49.65    85.63   186.84
      optional MAV                                      97.54   134.34   163.57   223.35         17.54    54.34    93.57   203.35
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders             96.31   130.59   157.22   210.16         16.31    50.59    87.22   190.16
      optional MAV                                      97.85   135.28   165.15   226.62         17.85    55.28    95.15   206.62

                                       20

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders           $103.59  $152.64  $194.32  $285.96       $ 23.59  $ 72.64  $124.32  $265.96
      optional MAV                                     105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders             93.23   121.18   141.21   176.51         13.23    41.18    71.21   156.51
      optional MAV                                      94.77   125.89   149.24   193.46         14.77    45.89    79.24   173.46
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders            100.10   142.12   176.69   250.32         20.10    62.12   106.69   230.32
      optional MAV                                     101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
AXP(R) VP - Stock Fund
      base contract with no optional riders             99.49   140.26   173.56   243.91         19.49    60.26   103.56   223.91
      optional MAV                                     101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders             96.21   130.28   156.69   209.05         16.21    50.28    86.69   189.05
      optional MAV                                      97.74   134.96   164.62   225.53         17.74    54.96    94.62   205.53
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             99.49   140.26   173.56   243.91         19.49    60.26   103.56   223.91
      optional MAV                                     101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders            102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
      optional MAV                                     104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             97.64   134.65   164.10   224.44         17.64    54.65    94.10   204.44
      optional MAV                                      99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
American Century(R) VP International, Class II
      base contract with no optional riders            102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
American Century(R) VP Value, Class II
      base contract with no optional riders             99.59   140.57   174.08   244.98         19.59    60.57   104.08   224.98
      optional MAV                                     101.13   145.22   181.90   260.93         21.13    65.22   111.90   240.93
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             97.13   133.09   161.46   218.97         17.13    53.09    91.46   198.97
      optional MAV                                      98.67   137.77   169.36   235.30         18.67    57.77    99.36   215.30
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders             99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
Fidelity VIP Growth & Income Portfolio
(Service Class 2)
      base contract with no optional riders             96.82   132.15   159.87   215.67         16.82    52.15    89.87   195.67
      optional MAV                                      98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05

                                       21

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders           $ 97.85  $135.28  $165.15  $226.62       $ 17.85  $ 55.28  $ 95.15  $206.62
      optional MAV                                      99.38   139.95   173.03   242.83         19.38    59.95   103.03   222.83
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders            100.31   142.74   177.74   252.45         20.31    62.74   107.74   232.45
      optional MAV                                     101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders             96.82   132.15   159.87   215.67         16.82    52.15    89.87   195.67
      optional MAV                                      98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
      base contract with no optional riders             98.67   137.77   169.36   235.30         18.67    57.77    99.36   215.30
      optional MAV                                     100.20   142.43   177.22   251.39         20.20    62.43   107.22   231.39
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             96.51   131.22   158.28   212.37         16.51    51.22    88.28   192.37
      optional MAV                                      98.05   135.90   166.21   228.79         18.05    55.90    96.21   208.79
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             97.74   134.96   164.62   225.53         17.74    54.96    94.62   205.53
      optional MAV                                      99.28   139.64   172.51   241.76         19.28    59.64   102.51   221.76
INVESCO VIF Dynamics Fund
      base contract with no optional riders             99.28   139.64   172.51   241.76         19.28    59.64   102.51   221.76
      optional MAV                                     100.82   144.29   180.34   257.76         20.82    64.29   110.34   237.76
INVESCO VIF Financial Services Fund
      base contract with no optional riders             99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
      optional MAV                                     100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
INVESCO VIF Technology Fund
      base contract with no optional riders             99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
      optional MAV                                     100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
INVESCO VIF Telecommunications Fund
      base contract with no optional riders             99.38   139.95   173.03   242.83         19.38    59.95   103.03   222.83
      optional MAV                                     100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders             97.95   135.59   165.68   227.71         17.95    55.59    95.68   207.71
      optional MAV                                      99.49   140.26   173.56   243.91         19.49    60.26   103.56   223.91
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             98.05   135.90   166.21   228.79         18.05    55.90    96.21   208.79
      optional MAV                                      99.59   140.57   174.08   244.98         19.59    60.57   104.08   224.98
Lazard Retirement International Equity Portfolio
      base contract with no optional riders            101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
      optional MAV                                     102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60

                                       22

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders           $100.20  $142.43  $177.22  $251.39       $ 20.20  $ 62.43  $107.22  $231.39
      optional MAV                                     101.74   147.08   185.02   267.24         21.74    67.08   115.02   247.24
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders            101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional MAV                                     103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
MFS(R) Utilities Series - Service Class
      base contract with no optional riders            100.31   142.74   177.74   252.45         20.31    62.74   107.74   232.45
      optional MAV                                     101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
Pioneer Equity Income VCT Portfolio - Class II
Shares
      base contract with no optional riders             98.67   137.77   169.36   235.30         18.67    57.77    99.36   215.30
      optional MAV                                     100.20   142.43   177.22   251.39         20.20    62.43   107.22   231.39
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            121.22   204.74   279.73   448.83         41.22   124.74   209.73   428.83
      optional MAV                                     122.75   209.19   286.88   461.74         42.75   129.19   216.88   441.74
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders            100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             97.64   134.65   164.10   224.44         17.64    54.65    94.10   204.44
      optional MAV                                      99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders            104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional MAV                                     105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
Wanger International Small Cap
      base contract with no optional riders            102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV                                     104.41   155.11   198.43   294.17         24.41    75.11   128.43   274.17
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders             98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
      optional MAV                                      99.90   141.50   175.65   248.19         19.90    61.50   105.65   228.19
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders             98.46   137.15   168.31   233.13         18.46    57.15    98.31   213.13
      optional MAV                                     100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
Wells Fargo VT International Equity Fund
      base contract with no optional riders             98.46   137.15   168.31   233.13         18.46    57.15    98.31   213.13
      optional MAV                                     100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38

You would pay the following expenses on a $1,000 investment in a RAVA ADVANTAGE nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and . . .



                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 88.26  $126.52  $147.26  $210.97       $ 18.26  $ 56.52  $ 97.26  $210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.17   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AXP(R) VP - Bond Fund
      base contract with no optional riders             88.46   127.15   148.31   213.13         18.46    57.15    98.31   213.13
      optional EEB                                      91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEP                                      92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional MAV                                      90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
      optional MAV and EEB                              93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEP                              94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             88.26   126.52   147.26   210.97         18.26    56.52    97.26   210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             87.23   123.40   141.99   200.06         17.23    53.40    91.99   200.06
      optional EEB                                      90.31   132.74   157.74   232.45         20.31    62.74   107.74   232.45
      optional EEP                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional MAV                                      88.77   128.08   149.89   216.38         18.77    58.08    99.89   216.38
      optional MAV and EEB                              91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
      optional MAV and EEP                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
      optional EEB                                      92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional EEP                                      93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional MAV                                      91.13   135.22   161.90   240.93         21.13    65.22   111.90   240.93
      optional MAV and EEB                              94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
      optional MAV and EEP                              95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders             98.20   156.45   197.27   311.31         28.20    86.45   147.27   311.31
      optional EEB                                     101.27   165.59   212.33   340.44         31.27    95.59   162.33   340.44
      optional EEP                                     102.30   168.62   217.31   349.96         32.30    98.62   167.31   349.96
      optional MAV                                      99.74   161.03   204.83   325.99         29.74    91.03   154.83   325.99
      optional MAV and EEB                             102.81   170.13   219.79   354.68         32.81   100.13   169.79   354.68
      optional MAV and EEP                             103.84   173.16   224.73   364.06         33.84   103.16   174.73   364.06

                                       24

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Equity Select Fund
      base contract with no optional riders           $ 91.54  $136.46  $163.98  $245.14       $ 21.54  $ 66.46  $113.98  $245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             88.67   127.77   149.36   215.30         18.67    57.77    99.36   215.30
      optional EEB                                      91.74   137.08   165.02   247.24         21.74    67.08   115.02   247.24
      optional EEP                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV                                      90.20   132.43   157.22   231.39         20.20    62.43   107.22   231.39
      optional MAV and EEB                              93.28   141.72   172.78   262.86         23.28    71.72   122.78   262.86
      optional MAV and EEP                              94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
AXP(R) VP - Growth Fund
      base contract with no optional riders             89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
      optional EEB                                      92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional EEP                                      93.59   142.64   174.32   265.96         23.59    72.64   124.32   265.96
      optional MAV                                      91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
      optional MAV and EEB                              94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV and EEP                              95.12   147.26   182.02   281.30         25.12    77.26   132.02   281.30
AXP(R) VP - International Fund
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42

                                       25

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Managed Fund
      base contract with no optional riders           $ 88.05  $125.90  $146.21  $208.79       $ 18.05  $ 55.90  $ 96.21  $208.79
      optional EEB                                      91.13   135.22   161.90   240.93         21.13    65.22   111.90   240.93
      optional EEP                                      92.15   138.32   167.09   251.43         22.15    68.32   117.09   251.43
      optional MAV                                      89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
      optional MAV and EEB                              92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional MAV and EEP                              93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders             88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
      optional EEB                                      91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional EEP                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV                                      89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional MAV and EEB                              92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV and EEP                              94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders             95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional EEB                                      98.71   157.98   199.80   316.23         28.71    87.98   149.80   316.23
      optional EEP                                      99.74   161.03   204.83   325.99         29.74    91.03   154.83   325.99
      optional MAV                                      97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV and EEB                             100.25   162.55   207.33   330.83         30.25    92.55   157.33   330.83
      optional MAV and EEP                             101.27   165.59   212.33   340.44         31.27    95.59   162.33   340.44
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders             85.28   117.46   131.91   179.05         15.28    47.46    81.91   179.05
      optional EEB                                      88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
      optional EEP                                      89.38   129.95   153.03   222.83         19.38    59.95   103.03   222.83
      optional MAV                                      86.82   122.15   139.87   195.67         16.82    52.15    89.87   195.67
      optional MAV and EEB                              89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional MAV and EEP                              90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders             92.15   138.32   167.09   251.43         22.15    68.32   117.09   251.43
      optional EEB                                      95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
      optional EEP                                      96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV                                      93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional MAV and EEB                              96.76   152.17   190.18   297.42         26.76    82.17   140.18   297.42
      optional MAV and EEP                              97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
AXP(R) VP - Stock Fund
      base contract with no optional riders             91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41

                                       26

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders           $ 88.26  $126.52  $147.26  $210.97       $ 18.26  $ 56.52  $ 97.26  $210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders             94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional EEB                                      97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
      optional EEP                                      98.81   158.28   200.30   317.21         28.81    88.28   150.30   317.21
      optional MAV                                      96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV and EEB                              99.33   159.81   202.82   322.10         29.33    89.81   152.82   322.10
      optional MAV and EEP                             100.35   162.85   207.83   331.80         30.35    92.85   157.83   331.80
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders             92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional EEB                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional EEP                                      96.66   151.86   189.67   296.42         26.66    81.86   139.67   296.42
      optional MAV                                      94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                              98.20   156.45   197.27   311.31         28.20    86.45   147.27   311.31
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             89.69   130.88   154.60   226.05         19.69    60.88   104.60   226.05
      optional EEB                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional EEP                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV                                      91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                              94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
American Century(R) VP International, Class II
      base contract with no optional riders             95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional EEB                                      98.10   156.15   196.77   310.33         28.10    86.15   146.77   310.33
      optional EEP                                      99.12   159.20   201.81   320.14         29.12    89.20   151.81   320.14
      optional MAV                                      96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42
      optional MAV and EEB                              99.63   160.72   204.32   325.02         29.63    90.72   154.32   325.02
      optional MAV and EEP                             100.66   163.76   209.33   334.69         30.66    93.76   159.33   334.69

                                       27
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
                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
American Century(R) VP Value, Class II
      base contract with no optional riders           $ 91.64  $136.77  $164.50  $246.19       $ 21.64  $ 66.77  $114.50  $246.19
      optional EEB                                      94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional EEP                                      95.74   149.10   185.09   287.38         25.74    79.10   135.09   287.38
      optional MAV                                      93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional MAV and EEB                              96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV and EEP                              97.28   153.70   192.72   302.40         27.28    83.70   142.72   302.40
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
      optional EEB                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional EEP                                      93.28   141.72   172.78   262.86         23.28    71.72   122.78   262.86
      optional MAV                                      90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional MAV and EEB                              93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV and EEP                              94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders             91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
      optional EEB                                      94.92   146.64   181.00   279.27         24.92    76.64   131.00   279.27
      optional EEP                                      95.94   149.72   186.11   289.39         25.94    79.72   136.11   289.39
      optional MAV                                      93.38   142.02   173.29   263.89         23.38    72.02   123.29   263.89
      optional MAV and EEB                              96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV and EEP                              97.48   154.31   193.73   304.39         27.48    84.31   143.73   304.39
Fidelity VIP Growth & Income Portfolio
(Service Class 2)
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders             89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional EEB                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional EEP                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional MAV                                      91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional MAV and EEB                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
      optional MAV and EEP                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders             92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional EEB                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional EEP                                      96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                              97.99   155.84   196.26   309.34         27.99    85.84   146.26   309.34

                                       28

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           $ 88.87  $128.39  $150.41  $217.46       $ 18.87  $ 58.39  $100.41  $217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
      base contract with no optional riders             90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional EEB                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional EEP                                      94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
      optional MAV                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                              96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             88.56   127.46   148.84   214.22         18.56    57.46    98.84   214.22
      optional EEB                                      91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
      optional EEP                                      92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional MAV                                      90.10   132.12   156.69   230.32         20.10    62.12   106.69   230.32
      optional MAV and EEB                              93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional MAV and EEP                              94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional EEB                                      92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional EEP                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional MAV and EEB                              94.41   145.11   178.43   274.17         24.41    75.11   128.43   274.17
      optional MAV and EEP                              95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
INVESCO VIF - Dynamics Fund
      base contract with no optional riders             91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEB                                      94.41   145.11   178.43   274.17         24.41    75.11   128.43   274.17
      optional EEP                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional MAV                                      92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEB                              95.94   149.72   186.11   289.39         25.94    79.72   136.11   289.39
      optional MAV and EEP                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42

                                       29

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
INVESCO VIF - Financial Services Fund
      base contract with no optional riders           $ 91.23  $135.53  $162.42  $241.98       $ 21.23  $ 65.53  $112.42  $241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
INVESCO VIF - Technology Fund
      base contract with no optional riders             91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders             91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional EEB                                      94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
      optional EEP                                      95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV and EEB                              96.05   150.02   186.62   290.40         26.05    80.02   136.62   290.40
      optional MAV and EEP                              97.07   153.09   191.70   300.41         27.07    83.09   141.70   300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders             90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
      optional EEB                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional EEP                                      94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV                                      91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional MAV and EEB                              94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV and EEP                              95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             90.10   132.12   156.69   230.32         20.10    62.12   106.69   230.32
      optional EEB                                      93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional EEP                                      94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
      optional MAV                                      91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
      optional MAV and EEB                              94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional MAV and EEP                              95.74   149.10   185.09   287.38         25.74    79.10   135.09   287.38
Lazard Retirement International Equity Portfolio
      base contract with no optional riders             93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional EEB                                      96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional EEP                                      97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV and EEB                              97.69   154.92   194.74   306.37         27.69    84.92   144.74   306.37
      optional MAV and EEP                              98.71   157.98   199.80   316.23         28.71    87.98   149.80   316.23

                                       30

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders           $ 92.25  $138.63  $167.61  $252.47       $ 22.25  $ 68.63  $117.61  $252.47
      optional EEB                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional EEP                                      96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
      optional MAV                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV and EEB                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
      optional MAV and EEP                              97.89   155.53   195.76   308.35         27.89    85.53   145.76   308.35
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders             93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional EEB                                      96.76   152.17   190.18   297.42         26.76    82.17   140.18   297.42
      optional EEP                                      97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
      optional MAV                                      95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
      optional MAV and EEB                              98.30   156.76   197.78   312.30         28.30    86.76   147.78   312.30
      optional MAV and EEP                              99.33   159.81   202.82   322.10         29.33    89.81   152.82   322.10
MFS(R) Utilities Series - Service Class
      base contract with no optional riders             92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional EEB                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional EEP                                      96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                              97.99   155.84   196.26   309.34         27.99    85.84   146.26   309.34
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders             90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional EEB                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional EEP                                      94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
      optional MAV                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                              96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            113.27   200.67   269.26   446.00         43.27   130.67   219.26   446.00
      optional EEB                                     116.34   209.53   283.40   471.11         46.34   139.53   233.40   471.11
      optional EEP                                     117.37   212.47   288.08   479.31         47.37   142.47   238.08   479.31
      optional MAV                                     114.80   205.11   276.35   458.65         44.80   135.11   226.35   458.65
      optional MAV and EEB                             117.88   213.94   290.41   483.38         47.88   143.94   240.41   483.38
      optional MAV and EEP                             118.90   216.87   295.05   491.45         48.90   146.87   245.05   491.45
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42

                                       31

                                                            FULL SURRENDER AT THE           NO SURRENDER OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders           $ 92.46  $139.25  $168.65  $254.56       $ 22.46  $ 69.25  $118.65  $254.56
      optional EEB                                      95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional EEP                                      96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42
      optional MAV                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional MAV and EEB                              97.07   153.09   191.70   300.41         27.07    83.09   141.70   300.41
      optional MAV and EEP                              98.10   156.15   196.77   310.33         28.10    86.15   146.77   310.33
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             89.69   130.88   154.60   226.05         19.69    60.88   104.60   226.05
      optional EEB                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional EEP                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV                                      91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                              94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders             96.05   150.02   186.62   290.40         26.05    80.02   136.62   290.40
      optional EEB                                      99.12   159.20   201.81   320.14         29.12    89.20   151.81   320.14
      optional EEP                                     100.15   162.24   206.83   329.86         30.15    92.24   156.83   329.86
      optional MAV                                      97.58   154.62   194.24   305.38         27.58    84.62   144.24   305.38
      optional MAV and EEB                             100.66   163.76   209.33   334.69         30.66    93.76   159.33   334.69
      optional MAV and EEP                             101.68   166.80   214.32   344.26         31.68    96.80   164.32   344.26
Wanger International Small Cap
      base contract with no optional riders             94.92   146.64   181.00   279.27         24.92    76.64   131.00   279.27
      optional EEB                                      97.99   155.84   196.26   309.34         27.99    85.84   146.26   309.34
      optional EEP                                      99.02   158.89   201.31   319.17         29.02    88.89   151.31   319.17
      optional MAV                                      96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV and EEB                              99.53   160.42   203.82   324.04         29.53    90.42   153.82   324.04
      optional MAV and EEP                             100.56   163.46   208.83   333.72         30.56    93.46   158.83   333.72
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders             90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional EEB                                      93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional EEP                                      94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
      optional MAV                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional MAV and EEB                              95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV and EEP                              96.05   150.02   186.62   290.40         26.05    80.02   136.62   290.40
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders             90.51   133.36   158.78   234.58         20.51    63.36   108.78   234.58
      optional EEB                                      93.59   142.64   174.32   265.96         23.59    72.64   124.32   265.96
      optional EEP                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV                                      92.05   138.01   166.58   250.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                              95.12   147.26   182.02   281.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41

                                       32

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT International Equity Fund
      base contract with no optional riders           $ 90.51  $133.36  $158.78  $234.58       $ 20.51  $ 63.36  $108.78  $234.58
      optional EEB                                      93.59   142.64   174.32   265.96         23.59    72.64   124.32   265.96
      optional EEP                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV                                      92.05   138.01   166.58   250.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                              95.12   147.26   182.02   281.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders             92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional EEB                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional EEP                                      96.66   151.86   189.67   296.42         26.66    81.86   139.67   296.42
      optional MAV                                      94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                              98.20   156.45   197.27   311.31         28.20    86.45   147.27   311.31

You would pay the following expenses on a $1,000 investment in a RAVA ADVANTAGE qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...



                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 86.21  $120.28  $136.69  $189.05       $ 16.21  $ 50.28  $ 86.69  $189.05
      optional MAV                                      87.74   124.96   144.62   205.53         17.74    54.96    94.62   205.53
AXP(R) VP - Bond Fund
      base contract with no optional riders             86.41   120.90   137.75   191.27         16.41    50.90    87.75   191.27
      optional MAV                                      87.95   125.59   145.68   207.71         17.95    55.59    95.68   207.71
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             86.21   120.28   136.69   189.05         16.21    50.28    86.69   189.05
      optional MAV                                      87.74   124.96   144.62   205.53         17.74    54.96    94.62   205.53
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             85.18   117.14   131.37   177.94         15.18    47.14    81.37   177.94
      optional MAV                                      86.72   121.84   139.34   194.57         16.72    51.84    89.34   194.57
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             87.54   124.34   143.57   203.35         17.54    54.34    93.57   203.35
      optional MAV                                      89.08   129.01   151.46   219.61         19.08    59.01   101.46   219.61
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders             96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV                                      97.69   154.92   194.74   306.37         27.69    84.92   144.74   306.37
AXP(R) VP - Equity Select Fund
      base contract with no optional riders             89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
      optional MAV                                      91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             86.62   121.53   138.81   193.47         16.62    51.53    88.81   193.47
      optional MAV                                      88.15   126.21   146.73   209.88         18.15    56.21    96.73   209.88
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             86.82   122.15   139.87   195.67         16.82    52.15    89.87   195.67
      optional MAV                                      88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
      optional MAV                                      90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
AXP(R) VP - Growth Fund
      base contract with no optional riders             87.44   124.03   143.04   202.25         17.44    54.03    93.04   202.25
      optional MAV                                      88.97   128.70   150.94   218.53         18.97    58.70   100.94   218.53
AXP(R) VP - International Fund
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
AXP(R) VP - Managed Fund
      base contract with no optional riders             86.00   119.65   135.63   186.84         16.00    49.65    85.63   186.84
      optional MAV                                      87.54   124.34   143.57   203.35         17.54    54.34    93.57   203.35

                                       34

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders           $ 86.31  $120.59  $137.22  $190.16       $ 16.31  $ 50.59  $ 87.22  $190.16
      optional MAV                                      87.85   125.28   145.15   206.62         17.85    55.28    95.15   206.62
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders             93.59   142.64   174.32   265.96         23.59    72.64   124.32   265.96
      optional MAV                                      95.12   147.26   182.02   281.30         25.12    77.26   132.02   281.30
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders             83.23   111.18   121.21   156.51         13.23    41.18    71.21   156.51
      optional MAV                                      84.77   115.89   129.24   173.46         14.77    45.89    79.24   173.46
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders             90.10   132.12   156.69   230.32         20.10    62.12   106.69   230.32
      optional MAV                                      91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
AXP(R) VP - Stock Fund
      base contract with no optional riders             89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
      optional MAV                                      91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders             86.21   120.28   136.69   189.05         16.21    50.28    86.69   189.05
      optional MAV                                      87.74   124.96   144.62   205.53         17.74    54.96    94.62   205.53
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
      optional MAV                                      91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders             92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional MAV                                      94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders             90.51   133.36   158.78   234.58         20.51    63.36   108.78   234.58
      optional MAV                                      92.05   138.01   166.58   250.38         22.05    68.01   116.58   250.38
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             87.64   124.65   144.10   204.44         17.64    54.65    94.10   204.44
      optional MAV                                      89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
American Century(R) VP International, Class II
      base contract with no optional riders             92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
American Century(R) VP Value, Class II
      base contract with no optional riders             89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
      optional MAV                                      91.13   135.22   161.90   240.93         21.13    65.22   111.90   240.93
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             87.13   123.09   141.46   198.97         17.13    53.09    91.46   198.97
      optional MAV                                      88.67   127.77   149.36   215.30         18.67    57.77    99.36   215.30

                                       35

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders           $ 89.79  $131.19  $155.13  $227.12       $ 19.79  $ 61.19  $105.13  $227.12
      optional MAV                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
Fidelity VIP Growth & Income Portfolio
(Service Class 2)
      base contract with no optional riders             86.82   122.15   139.87   195.67         16.82    52.15    89.87   195.67
      optional MAV                                      88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders             87.85   125.28   145.15   206.62         17.85    55.28    95.15   206.62
      optional MAV                                      89.38   129.95   153.03   222.83         19.38    59.95   103.03   222.83
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders             90.31   132.74   157.74   232.45         20.31    62.74   107.74   232.45
      optional MAV                                      91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders             86.82   122.15   139.87   195.67         16.82    52.15    89.87   195.67
      optional MAV                                      88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
      base contract with no optional riders             88.67   127.77   149.36   215.30         18.67    57.77    99.36   215.30
      optional MAV                                      90.20   132.43   157.22   231.39         20.20    62.43   107.22   231.39
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             87.74   124.96   144.62   205.53         17.74    54.96    94.62   205.53
      optional MAV                                      89.28   129.64   152.51   221.76         19.28    59.64   102.51   221.76
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             86.51   121.22   138.28   192.37         16.51    51.22    88.28   192.37
      optional MAV                                      88.05   125.90   146.21   208.79         18.05    55.90    96.21   208.79
INVESCO VIF Dynamics Fund
      base contract with no optional riders             89.28   129.64   152.51   221.76         19.28    59.64   102.51   221.76
      optional MAV                                      90.82   134.29   160.34   237.76         20.82    64.29   110.34   237.76
INVESCO VIF Financial Services Fund
      base contract with no optional riders             89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
      optional MAV                                      90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
INVESCO VIF Technology Fund
      base contract with no optional riders             89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
      optional MAV                                      90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
INVESCO VIF Telecommunications Fund
      base contract with no optional riders             89.38   129.95   153.03   222.83         19.38    59.95   103.03   222.83
      optional MAV                                      90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81

                                       36

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders           $ 87.95  $125.59  $145.68  $207.71       $ 17.95  $ 55.59  $ 95.68  $207.71
      optional MAV                                      89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             88.05   125.90   146.21   208.79         18.05    55.90    96.21   208.79
      optional MAV                                      89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
Lazard Retirement International Equity Portfolio
      base contract with no optional riders             91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
      optional MAV                                      92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders             90.20   132.43   157.22   231.39         20.20    62.43   107.22   231.39
      optional MAV                                      91.74   137.08   165.02   247.24         21.74    67.08   115.02   247.24
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders             91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
      optional MAV                                      93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
MFS(R) Utilities Series - Service Class
      base contract with no optional riders             90.31   132.74   157.74   232.45         20.31    62.74   107.74   232.45
      optional MAV                                      91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders             88.67   127.77   149.36   215.30         18.67    57.77    99.36   215.30
      optional MAV                                      90.20   132.43   157.22   231.39         20.20    62.43   107.22   231.39
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            111.22   194.74   259.73   428.83         41.22   124.74   209.73   428.83
      optional MAV                                     112.75   199.19   266.88   441.74         42.75   129.19   216.88   441.74
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders             90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             87.64   124.65   144.10   204.44         17.64    54.65    94.10   204.44
      optional MAV                                      89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders             94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional MAV                                      95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
Wanger International Small Cap
      base contract with no optional riders             92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV                                      94.41   145.11   178.43   274.17         24.41    75.11   128.43   274.17
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders             88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
      optional MAV                                      89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19

                                       37

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders           $ 88.46  $127.15  $148.31  $213.13       $ 18.46  $ 57.15  $ 98.31  $213.13
      optional MAV                                      90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
Wells Fargo VT International Equity Fund
      base contract with no optional riders             88.46   127.15   148.31   213.13         18.46    57.15    98.31   213.13
      optional MAV                                      90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders             90.51   133.36   158.78   234.58         20.51    63.36   108.78   234.58
      optional MAV                                      92.05   138.01   166.58   250.38         22.05    68.01   116.58   250.38



* In these examples for RAVA Advantage, the $30 contract administrative charge is approximated as a 0.051% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.
(+) The ten-year surrender charge schedule is not available in Oregon.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

You would pay the following expenses on a $1,000 investment in a RAVA SELECT nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...



                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 90.60  $133.64  $109.25  $235.53       $ 20.60  $ 63.64  $109.25  $235.53
      optional EEB                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional EEP                                      94.70   146.00   129.92   277.13         24.70    76.00   129.92   277.13
      optional MAV                                      92.14   138.29   117.04   251.32         22.14    68.29   117.04   251.32
      optional MAV and EEB                              95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional MAV and EEP                              96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
AXP(R) VP - Bond Fund
      base contract with no optional riders             90.81   134.26   110.29   237.65         20.81    64.26   110.29   237.65
      optional EEB                                      93.88   143.54   125.82   268.94         23.88    73.54   125.82   268.94
      optional EEP                                      94.91   146.61   130.95   279.17         24.91    76.61   130.95   279.17
      optional MAV                                      92.35   138.91   118.08   253.41         22.35    68.91   118.08   253.41
      optional MAV and EEB                              95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional MAV and EEP                              96.45   151.22   138.60   294.32         26.45    81.22   138.60   294.32
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             90.60   133.64   109.25   235.53         20.60    63.64   109.25   235.53
      optional EEB                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional EEP                                      94.70   146.00   129.92   277.13         24.70    76.00   129.92   277.13
      optional MAV                                      92.14   138.29   117.04   251.32         22.14    68.29   117.04   251.32
      optional MAV and EEB                              95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional MAV and EEP                              96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             89.58   130.54   104.03   224.87         19.58    60.54   104.03   224.87
      optional EEB                                      92.65   139.83   119.63   256.54         22.65    69.83   119.63   256.54
      optional EEP                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional MAV                                      91.12   135.19   111.85   240.82         21.12    65.19   111.85   240.82
      optional MAV and EEB                              94.19   144.46   127.36   272.02         24.19    74.46   127.36   272.02
      optional MAV and EEP                              95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             91.94   137.67   116.01   249.23         21.94    67.67   116.01   249.23
      optional EEB                                      95.01   146.92   131.46   280.18         25.01    76.92   131.46   280.18
      optional EEP                                      96.04   149.99   136.57   290.30         26.04    79.99   136.57   290.30
      optional MAV                                      93.47   142.30   123.76   264.82         23.47    72.30   123.76   264.82
      optional MAV and EEB                              96.55   151.52   139.11   295.32         26.55    81.52   139.11   295.32
      optional MAV and EEP                              97.57   154.59   144.19   305.28         27.57    84.59   144.19   305.28
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders            100.55   163.43   158.78   333.63         30.55    93.43   158.78   333.63
      optional EEB                                     103.62   172.52   173.70   362.10         33.62   102.52   173.70   362.10
      optional EEP                                     104.65   175.54   178.63   371.40         34.65   105.54   178.63   371.40
      optional MAV                                     102.08   167.98   166.26   347.97         32.08    97.98   166.26   347.97
      optional MAV and EEB                             105.16   177.05   181.08   376.01         35.16   107.05   181.08   376.01
      optional MAV and EEP                             106.18   180.05   185.98   385.17         36.18   110.05   185.98   385.17

                                       39

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Equity Select Fund
      base contract with no optional riders           $ 93.88  $143.54  $125.82  $268.94       $ 23.88  $ 73.54  $125.82  $268.94
      optional EEB                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional EEP                                      97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional MAV                                      95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional MAV and EEB                              98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
      optional MAV and EEP                              99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             91.01   134.88   111.33   239.76         21.01    64.88   111.33   239.76
      optional EEB                                      94.09   144.15   126.84   270.99         24.09    74.15   126.84   270.99
      optional EEP                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional MAV                                      92.55   139.52   119.11   255.50         22.55    69.52   119.11   255.50
      optional MAV and EEB                              95.63   148.76   134.53   286.26         25.63    78.76   134.53   286.26
      optional MAV and EEP                              96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             91.22   135.50   112.37   241.88         21.22    65.50   112.37   241.88
      optional EEB                                      94.29   144.77   127.87   273.04         24.29    74.77   127.87   273.04
      optional EEP                                      95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
      optional MAV and EEB                              95.83   149.38   135.55   288.28         25.83    79.38   135.55   288.28
      optional MAV and EEP                              96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             93.58   142.61   124.27   265.85         23.58    72.61   124.27   265.85
      optional EEB                                      96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
      optional EEP                                      97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional MAV                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional MAV and EEB                              98.19   156.42   147.22   311.22         28.19    86.42   147.22   311.22
      optional MAV and EEP                              99.21   159.47   152.26   321.02         29.21    89.47   152.26   321.02
AXP(R) VP - Growth Fund
      base contract with no optional riders             91.83   137.36   115.49   248.18         21.83    67.36   115.49   248.18
      optional EEB                                      94.91   146.61   130.95   279.17         24.91    76.61   130.95   279.17
      optional EEP                                      95.93   149.68   136.06   289.29         25.93    79.68   136.06   289.29
      optional MAV                                      93.37   141.99   123.24   263.79         23.37    71.99   123.24   263.79
      optional MAV and EEB                              96.45   151.22   138.60   294.32         26.45    81.22   138.60   294.32
      optional MAV and EEP                              97.47   154.28   143.68   304.29         27.47    84.28   143.68   304.29
AXP(R) VP - International Fund
      base contract with no optional riders             93.27   141.69   122.73   262.76         23.27    71.69   122.73   262.76
      optional EEB                                      96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional EEP                                      97.37   153.97   143.17   303.30         27.37    83.97   143.17   303.30
      optional MAV                                      94.81   146.31   130.43   278.15         24.81    76.31   130.43   278.15
      optional MAV and EEB                              97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
      optional MAV and EEP                              98.91   158.56   150.75   318.09         28.91    88.56   150.75   318.09

                                       40

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Managed Fund
      base contract with no optional riders           $ 90.40  $133.02  $108.21  $233.41       $ 20.40  $ 63.02  $108.21  $233.41
      optional EEB                                      93.47   142.30   123.76   264.82         23.47    72.30   123.76   264.82
      optional EEP                                      94.50   145.38   128.90   275.09         24.50    75.38   128.90   275.09
      optional MAV                                      91.94   137.67   116.01   249.23         21.94    67.67   116.01   249.23
      optional MAV and EEB                              95.01   146.92   131.46   280.18         25.01    76.92   131.46   280.18
      optional MAV and EEP                              96.04   149.99   136.57   290.30         26.04    79.99   136.57   290.30
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders             90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
      optional EEB                                      93.78   143.23   125.30   267.91         23.78    73.23   125.30   267.91
      optional EEP                                      94.81   146.31   130.43   278.15         24.81    76.31   130.43   278.15
      optional MAV                                      92.24   138.60   117.56   252.37         22.24    68.60   117.56   252.37
      optional MAV and EEB                              95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV and EEP                              96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders             97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional EEB                                     101.06   164.95   161.28   338.43         31.06    94.95   161.28   338.43
      optional EEP                                     102.08   167.98   166.26   347.97         32.08    97.98   166.26   347.97
      optional MAV                                      99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
      optional MAV and EEB                             102.60   169.50   168.75   352.70         32.60    99.50   168.75   352.70
      optional MAV and EEP                             103.62   172.52   173.70   362.10         33.62   102.52   173.70   362.10
AXP(R)  VP - S&P 500 Index Fund
      base contract with no optional riders             87.63   124.62    94.04   204.33         17.63    54.62    94.04   204.33
      optional EEB                                      90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
      optional EEP                                      91.73   137.05   114.97   247.13         21.73    67.05   114.97   247.13
      optional MAV                                      89.17   129.29   101.93   220.58         19.17    59.29   101.93   220.58
      optional MAV and EEB                              92.24   138.60   117.56   252.37         22.24    68.60   117.56   252.37
      optional MAV and EEP                              93.27   141.69   122.73   262.76         23.27    71.69   122.73   262.76
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders             94.50   145.38   128.90   275.09         24.50    75.38   128.90   275.09
      optional EEB                                      97.57   154.59   144.19   305.28         27.57    84.59   144.19   305.28
      optional EEP                                      98.60   157.64   149.24   315.15         28.60    87.64   149.24   315.15
      optional MAV                                      96.04   149.99   136.57   290.30         26.04    79.99   136.57   290.30
      optional MAV and EEB                              99.11   159.17   151.76   320.05         29.11    89.17   151.76   320.05
      optional MAV and EEP                             100.14   162.21   156.78   329.77         30.14    92.21   156.78   329.77
AXP(R) VP - Stock Fund
      base contract with no optional riders             93.88   143.54   125.82   268.94         23.88    73.54   125.82   268.94
      optional EEB                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional EEP                                      97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional MAV                                      95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional MAV and EEB                              98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
      optional MAV and EEP                              99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95

                                       41

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders           $ 90.60  $133.64  $109.25  $235.53       $ 20.60  $ 63.64  $109.25  $235.53
      optional EEB                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional EEP                                      94.70   146.00   129.92   277.13         24.70    76.00   129.92   277.13
      optional MAV                                      92.14   138.29   117.04   251.32         22.14    68.29   117.04   251.32
      optional MAV and EEB                              95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional MAV and EEP                              96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             93.88   143.54   125.82   268.94         23.88    73.54   125.82   268.94
      optional EEB                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional EEP                                      97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional MAV                                      95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional MAV and EEB                              98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
      optional MAV and EEP                              99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders             97.06   153.06   141.65   300.31         27.06    83.06   141.65   300.31
      optional EEB                                     100.14   162.21   156.78   329.77         30.14    92.21   156.78   329.77
      optional EEP                                     101.16   165.25   161.78   339.39         31.16    95.25   161.78   339.39
      optional MAV                                      98.60   157.64   149.24   315.15         28.60    87.64   149.24   315.15
      optional MAV and EEB                             101.67   166.77   164.27   344.17         31.67    96.77   164.27   344.17
      optional MAV and EEP                             102.70   169.80   169.24   353.64         32.70    99.80   169.24   353.64
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders             94.91   146.61   130.95   279.17         24.91    76.61   130.95   279.17
      optional EEB                                      97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional EEP                                      99.01   158.86   151.26   319.07         29.01    88.86   151.26   319.07
      optional MAV                                      96.45   151.22   138.60   294.32         26.45    81.22   138.60   294.32
      optional MAV and EEB                              99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
      optional MAV and EEP                             100.55   163.43   158.78   333.63         30.55    93.43   158.78   333.63
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             92.04   137.98   116.52   250.28         22.04    67.98   116.52   250.28
      optional EEB                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional EEP                                      96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional MAV                                      93.58   142.61   124.27   265.85         23.58    72.61   124.27   265.85
      optional MAV and EEB                              96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
      optional MAV and EEP                              97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
American Century(R) VP International, Class II
      base contract with no optional riders             97.37   153.97   143.17   303.30         27.37    83.97   143.17   303.30
      optional EEB                                     100.44   163.13   158.28   332.66         30.44    93.13   158.28   332.66
      optional EEP                                     101.47   166.16   163.28   342.26         31.47    96.16   163.28   342.26
      optional MAV                                      98.91   158.56   150.75   318.09         28.91    88.56   150.75   318.09
      optional MAV and EEB                             101.98   167.68   165.77   347.02         31.98    97.68   165.77   347.02
      optional MAV and EEP                             103.01   170.71   170.73   356.47         33.01   100.71   170.73   356.47

                                       42

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
American Century(R) VP Value, Class II
      base contract with no optional riders           $ 93.99  $143.84  $126.33  $269.97       $ 23.99  $ 73.84  $126.33  $269.97
      optional EEB                                      97.06   153.06   141.65   300.31         27.06    83.06   141.65   300.31
      optional EEP                                      98.09   156.11   146.72   310.23         28.09    86.11   146.72   310.23
      optional MAV                                      95.52   148.46   134.01   285.25         25.52    78.46   134.01   285.25
      optional MAV and EEB                              98.60   157.64   149.24   315.15         28.60    87.64   149.24   315.15
      optional MAV and EEP                              99.62   160.69   154.27   324.92         29.62    90.69   154.27   324.92
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
      optional EEB                                      94.60   145.69   129.41   276.11         24.60    75.69   129.41   276.11
      optional EEP                                      95.63   148.76   134.53   286.26         25.63    78.76   134.53   286.26
      optional MAV                                      93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
      optional MAV and EEB                              96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional MAV and EEP                              97.16   153.36   142.16   301.31         27.16    83.36   142.16   301.31
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders             94.19   144.46   127.36   272.02         24.19    74.46   127.36   272.02
      optional EEB                                      97.27   153.67   142.67   302.30         27.27    83.67   142.67   302.30
      optional EEP                                      98.29   156.73   147.73   312.20         28.29    86.73   147.73   312.20
      optional MAV                                      95.73   149.07   135.04   287.27         25.73    79.07   135.04   287.27
      optional MAV and EEB                              98.80   158.25   150.25   317.11         28.80    88.25   150.25   317.11
      optional MAV and EEP                              99.83   161.30   155.28   326.86         29.83    91.30   155.28   326.86
Fidelity VIP Growth & Income Portfolio
(Service Class 2)
      base contract with no optional riders             91.22   135.50   112.37   241.88         21.22    65.50   112.37   241.88
      optional EEB                                      94.29   144.77   127.87   273.04         24.29    74.77   127.87   273.04
      optional EEP                                      95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
      optional MAV and EEB                              95.83   149.38   135.55   288.28         25.83    79.38   135.55   288.28
      optional MAV and EEP                              96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders             92.24   138.60   117.56   252.37         22.24    68.60   117.56   252.37
      optional EEB                                      95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional EEP                                      96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional MAV                                      93.78   143.23   125.30   267.91         23.78    73.23   125.30   267.91
      optional MAV and EEB                              96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
      optional MAV and EEP                              97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders             94.70   146.00   129.92   277.13         24.70    76.00   129.92   277.13
      optional EEB                                      97.78   155.20   145.20   307.26         27.78    85.20   145.20   307.26
      optional EEP                                      98.80   158.25   150.25   317.11         28.80    88.25   150.25   317.11
      optional MAV                                      96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
      optional MAV and EEB                              99.32   159.78   152.77   322.00         29.32    89.78   152.77   322.00
      optional MAV and EEP                             100.34   162.82   157.78   331.70         30.34    92.82   157.78   331.70

                                       43

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           $ 91.22  $135.50  $112.37  $241.88       $ 21.22  $ 65.50  $112.37  $241.88
      optional EEB                                      94.29   144.77   127.87   273.04         24.29    74.77   127.87   273.04
      optional EEP                                      95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
      optional MAV and EEB                              95.83   149.38   135.55   288.28         25.83    79.38   135.55   288.28
      optional MAV and EEP                              96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
      base contract with no optional riders             93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
      optional EEB                                      96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional EEP                                      97.16   153.36   142.16   301.31         27.16    83.36   142.16   301.31
      optional MAV                                      94.60   145.69   129.41   276.11         24.60    75.69   129.41   276.11
      optional MAV and EEB                              97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional MAV and EEP                              98.70   157.95   149.74   316.13         28.70    87.95   149.74   316.13
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             93.27   141.69   122.73   262.76         23.27    71.69   122.73   262.76
      optional EEB                                      96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional EEP                                      97.37   153.97   143.17   303.30         27.37    83.97   143.17   303.30
      optional MAV                                      94.81   146.31   130.43   278.15         24.81    76.31   130.43   278.15
      optional MAV and EEB                              97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
      optional MAV and EEP                              98.91   158.56   150.75   318.09         28.91    88.56   150.75   318.09
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             90.91   134.57   110.81   238.71         20.91    64.57   110.81   238.71
      optional EEB                                      93.99   143.84   126.33   269.97         23.99    73.84   126.33   269.97
      optional EEP                                      95.01   146.92   131.46   280.18         25.01    76.92   131.46   280.18
      optional MAV                                      92.45   139.22   118.60   254.45         22.45    69.22   118.60   254.45
      optional MAV and EEB                              95.52   148.46   134.01   285.25         25.52    78.46   134.01   285.25
      optional MAV and EEP                              96.55   151.52   139.11   295.32         26.55    81.52   139.11   295.32
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             92.14   138.29   117.04   251.32         22.14    68.29   117.04   251.32
      optional EEB                                      95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional EEP                                      96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
      optional MAV                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional MAV and EEB                              96.75   152.14   140.13   297.32         26.75    82.14   140.13   297.32
      optional MAV and EEP                              97.78   155.20   145.20   307.26         27.78    85.20   145.20   307.26
INVESCO VIF - Dynamics Fund
      base contract with no optional riders             93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
      optional EEB                                      96.75   152.14   140.13   297.32         26.75    82.14   140.13   297.32
      optional EEP                                      97.78   155.20   145.20   307.26         27.78    85.20   145.20   307.26
      optional MAV                                      95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional MAV and EEB                              98.29   156.73   147.73   312.20         28.29    86.73   147.73   312.20
      optional MAV and EEP                              99.32   159.78   152.77   322.00         29.32    89.78   152.77   322.00

                                       44

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
INVESCO VIF - Financial Services Fund
      base contract with no optional riders           $ 93.58  $142.61  $124.27  $265.85       $ 23.58  $ 72.61  $124.27  $265.85
      optional EEB                                      96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
      optional EEP                                      97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional MAV                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional MAV and EEB                              98.19   156.42   147.22   311.22         28.19    86.42   147.22   311.22
      optional MAV and EEP                              99.21   159.47   152.26   321.02         29.21    89.47   152.26   321.02
INVESCO VIF - Technology Fund
      base contract with no optional riders             93.58   142.61   124.27   265.85         23.58    72.61   124.27   265.85
      optional EEB                                      96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
      optional EEP                                      97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional MAV                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional MAV and EEB                              98.19   156.42   147.22   311.22         28.19    86.42   147.22   311.22
      optional MAV and EEP                              99.21   159.47   152.26   321.02         29.21    89.47   152.26   321.02
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders             93.78   143.23   125.30   267.91         23.78    73.23   125.30   267.91
      optional EEB                                      96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
      optional EEP                                      97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
      optional MAV                                      95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV and EEB                              98.39   157.03   148.23   313.18         28.39    87.03   148.23   313.18
      optional MAV and EEP                              99.42   160.08   153.27   322.97         29.42    90.08   153.27   322.97
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders             92.35   138.91   118.08   253.41         22.35    68.91   118.08   253.41
      optional EEB                                      95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional EEP                                      96.45   151.22   138.60   294.32         26.45    81.22   138.60   294.32
      optional MAV                                      93.88   143.54   125.82   268.94         23.88    73.54   125.82   268.94
      optional MAV and EEB                              96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional MAV and EEP                              97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             92.45   139.22   118.60   254.45         22.45    69.22   118.60   254.45
      optional EEB                                      95.52   148.46   134.01   285.25         25.52    78.46   134.01   285.25
      optional EEP                                      96.55   151.52   139.11   295.32         26.55    81.52   139.11   295.32
      optional MAV                                      93.99   143.84   126.33   269.97         23.99    73.84   126.33   269.97
      optional MAV and EEB                              97.06   153.06   141.65   300.31         27.06    83.06   141.65   300.31
      optional MAV and EEP                              98.09   156.11   146.72   310.23         28.09    86.11   146.72   310.23
Lazard Retirement International Equity Portfolio
      base contract with no optional riders             95.42   148.15   133.50   284.24         25.42    78.15   133.50   284.24
      optional EEB                                      98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
      optional EEP                                      99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
      optional MAV                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional MAV and EEB                             100.03   161.91   156.28   328.80         30.03    91.91   156.28   328.80
      optional MAV and EEP                             101.06   164.95   161.28   338.43         31.06    94.95   161.28   338.43

                                       45

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders           $ 94.60  $145.69  $129.41  $276.11       $ 24.60  $ 75.69  $129.41  $276.11
      optional EEB                                      97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional EEP                                      98.70   157.95   149.74   316.13         28.70    87.95   149.74   316.13
      optional MAV                                      96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional MAV and EEB                              99.21   159.47   152.26   321.02         29.21    89.47   152.26   321.02
      optional MAV and EEP                             100.24   162.52   157.28   330.73         30.24    92.52   157.28   330.73
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders             96.04   149.99   136.57   290.30         26.04    79.99   136.57   290.30
      optional EEB                                      99.11   159.17   151.76   320.05         29.11    89.17   151.76   320.05
      optional EEP                                     100.14   162.21   156.78   329.77         30.14    92.21   156.78   329.77
      optional MAV                                      97.57   154.59   144.19   305.28         27.57    84.59   144.19   305.28
      optional MAV and EEB                             100.65   163.73   159.28   334.59         30.65    93.73   159.28   334.59
      optional MAV and EEP                             101.67   166.77   164.27   344.17         31.67    96.77   164.27   344.17
MFS(R) Utilities Series - Service Class
      base contract with no optional riders             94.70   146.00   129.92   277.13         24.70    76.00   129.92   277.13
      optional EEB                                      97.78   155.20   145.20   307.26         27.78    85.20   145.20   307.26
      optional EEP                                      98.80   158.25   150.25   317.11         28.80    88.25   150.25   317.11
      optional MAV                                      96.24   150.61   137.58   292.31         26.24    80.61   137.58   292.31
      optional MAV and EEB                              99.32   159.78   152.77   322.00         29.32    89.78   152.77   322.00
      optional MAV and EEP                             100.34   162.82   157.78   331.70         30.34    92.82   157.78   331.70
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders             93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
      optional EEB                                      96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional EEP                                      97.16   153.36   142.16   301.31         27.16    83.36   142.16   301.31
      optional MAV                                      94.60   145.69   129.41   276.11         24.60    75.69   129.41   276.11
      optional MAV and EEB                              97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
      optional MAV and EEP                              98.70   157.95   149.74   316.13         28.70    87.95   149.74   316.13
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            115.61   207.44   230.07   465.24         45.61   137.44   230.07   465.24
      optional EEB                                     118.69   216.25   244.08   489.76         48.69   146.25   244.08   489.76
      optional EEP                                     119.71   219.18   248.71   497.77         49.71   149.18   248.71   497.77
      optional MAV                                     117.15   211.85   237.10   477.59         47.15   141.85   237.10   477.59
      optional MAV and EEB                             120.23   220.64   251.01   501.74         50.23   150.64   251.01   501.74
      optional MAV and EEP                             121.25   223.56   255.61   509.63         51.25   153.56   255.61   509.63
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             93.27   141.69   122.73   262.76         23.27    71.69   122.73   262.76
      optional EEB                                      96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional EEP                                      97.37   153.97   143.17   303.30         27.37    83.97   143.17   303.30
      optional MAV                                      94.81   146.31   130.43   278.15         24.81    76.31   130.43   278.15
      optional MAV and EEB                              97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
      optional MAV and EEP                              98.91   158.56   150.75   318.09         28.91    88.56   150.75   318.09

                                       46

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders           $ 94.81  $146.31  $130.43  $278.15       $ 24.81  $ 76.31  $130.43  $278.15
      optional EEB                                      97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
      optional EEP                                      98.91   158.56   150.75   318.09         28.91    88.56   150.75   318.09
      optional MAV                                      96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional MAV and EEB                              99.42   160.08   153.27   322.97         29.42    90.08   153.27   322.97
      optional MAV and EEP                             100.44   163.13   158.28   332.66         30.44    93.13   158.28   332.66
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             92.04   137.98   116.52   250.28         22.04    67.98   116.52   250.28
      optional EEB                                      95.11   147.23   131.97   281.20         25.11    77.23   131.97   281.20
      optional EEP                                      96.14   150.30   137.08   291.30         26.14    80.30   137.08   291.30
      optional MAV                                      93.58   142.61   124.27   265.85         23.58    72.61   124.27   265.85
      optional MAV and EEB                              96.65   151.83   139.62   296.32         26.65    81.83   139.62   296.32
      optional MAV and EEP                              97.68   154.89   144.69   306.27         27.68    84.89   144.69   306.27
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders             98.39   157.03   148.23   313.18         28.39    87.03   148.23   313.18
      optional EEB                                     101.47   166.16   163.28   342.26         31.47    96.16   163.28   342.26
      optional EEP                                     102.49   169.19   168.25   351.76         32.49    99.19   168.25   351.76
      optional MAV                                      99.93   161.60   155.78   327.83         29.93    91.60   155.78   327.83
      optional MAV and EEB                             103.01   170.71   170.73   356.47         33.01   100.71   170.73   356.47
      optional MAV and EEP                             104.03   173.73   175.67   365.83         34.03   103.73   175.67   365.83
Wanger International Small Cap
      base contract with no optional riders             97.27   153.67   142.67   302.30         27.27    83.67   142.67   302.30
      optional EEB                                     100.34   162.82   157.78   331.70         30.34    92.82   157.78   331.70
      optional EEP                                     101.37   165.86   162.78   341.30         31.37    95.86   162.78   341.30
      optional MAV                                      98.80   158.25   150.25   317.11         28.80    88.25   150.25   317.11
      optional MAV and EEB                             101.88   167.38   165.27   346.07         31.88    97.38   165.27   346.07
      optional MAV and EEP                             102.90   170.40   170.24   355.53         32.90   100.40   170.24   355.53
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders             92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
      optional EEB                                      95.83   149.38   135.55   288.28         25.83    79.38   135.55   288.28
      optional EEP                                      96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
      optional MAV                                      94.29   144.77   127.87   273.04         24.29    74.77   127.87   273.04
      optional MAV and EEB                              97.37   153.97   143.17   303.30         27.37    83.97   143.17   303.30
      optional MAV and EEP                              98.39   157.03   148.23   313.18         28.39    87.03   148.23   313.18
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders             92.86   140.45   120.66   258.61         22.86    70.45   120.66   258.61
      optional EEB                                      95.93   149.68   136.06   289.29         25.93    79.68   136.06   289.29
      optional EEP                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional MAV                                      94.40   145.07   128.38   274.07         24.40    75.07   128.38   274.07
      optional MAV and EEB                              97.47   154.28   143.68   304.29         27.47    84.28   143.68   304.29
      optional MAV and EEP                              98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17

                                       47

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT International Equity Fund
      base contract with no optional riders           $ 92.86  $140.45  $120.66  $258.61       $ 22.86  $ 70.45  $120.66  $258.61
      optional EEB                                      95.93   149.68   136.06   289.29         25.93    79.68   136.06   289.29
      optional EEP                                      96.96   152.75   141.14   299.32         26.96    82.75   141.14   299.32
      optional MAV                                      94.40   145.07   128.38   274.07         24.40    75.07   128.38   274.07
      optional MAV and EEB                              97.47   154.28   143.68   304.29         27.47    84.28   143.68   304.29
      optional MAV and EEP                              98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders             94.91   146.61   130.95   279.17         24.91    76.61   130.95   279.17
      optional EEB                                      97.98   155.81   146.21   309.24         27.98    85.81   146.21   309.24
      optional EEP                                      99.01   158.86   151.26   319.07         29.01    88.86   151.26   319.07
      optional MAV                                      96.45   151.22   138.60   294.32         26.45    81.22   138.60   294.32
      optional MAV and EEB                              99.52   160.39   153.77   323.95         29.52    90.39   153.77   323.95
      optional MAV and EEP                             100.55   163.43   158.78   333.63         30.55    93.43   158.78   333.63

You would pay the following expenses on a $1,000 investment in a RAVA SELECT qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ...



                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 88.55  $127.43  $ 98.78  $214.11       $ 18.55  $ 57.43  $ 98.78  $214.11
      optional MAV                                      90.09   132.09   106.64   230.21         20.09    62.09   106.64   230.21
AXP(R) VP - Bond Fund
      base contract with no optional riders             88.76   128.05    99.83   216.27         18.76    58.05    99.83   216.27
      optional MAV                                      90.30   132.71   107.69   232.34         20.30    62.71   107.69   232.34
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             88.55   127.43    98.78   214.11         18.55    57.43    98.78   214.11
      optional MAV                                      90.09   132.09   106.64   230.21         20.09    62.09   106.64   230.21
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             87.53   124.31    93.52   203.24         17.53    54.31    93.52   203.24
      optional MAV                                      89.07   128.98   101.41   219.50         19.07    58.98   101.41   219.50
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             89.89   131.47   105.60   228.08         19.89    61.47   105.60   228.08
      optional MAV                                      91.42   136.12   113.41   243.98         21.42    66.12   113.41   243.98
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders             98.50   157.34   148.74   314.17         28.50    87.34   148.74   314.17
      optional MAV                                     100.03   161.91   156.28   328.80         30.03    91.91   156.28   328.80
AXP(R) VP - Equity Select Fund
      base contract with no optional riders             91.83   137.36   115.49   248.18         21.83    67.36   115.49   248.18
      optional MAV                                      93.37   141.99   123.24   263.79         23.37    71.99   123.24   263.79
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             88.96   128.67   100.88   218.43         18.96    58.67   100.88   218.43
      optional MAV                                      90.50   133.33   108.73   234.47         20.50    63.33   108.73   234.47
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             89.17   129.29   101.93   220.58         19.17    59.29   101.93   220.58
      optional MAV                                      90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
      optional MAV                                      93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
AXP(R) VP - Growth Fund
      base contract with no optional riders             89.78   131.16   105.07   227.01         19.78    61.16   105.07   227.01
      optional MAV                                      91.32   135.81   112.89   242.93         21.32    65.81   112.89   242.93
AXP(R) VP - International Fund
      base contract with no optional riders             91.22   135.50   112.37   241.88         21.22    65.50   112.37   241.88
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
AXP(R) VP - Managed Fund
      base contract with no optional riders             88.35   126.80    97.73   211.94         18.35    56.80    97.73   211.94
      optional MAV                                      89.89   131.47   105.60   228.08         19.89    61.47   105.60   228.08

                                       49

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) VP - New Dimensions Fund(R)
      base contract with no optional riders           $ 88.66  $127.74  $ 99.31  $215.19       $ 18.66  $ 57.74  $ 99.31  $215.19
      optional MAV                                      90.19   132.40   107.16   231.28         20.19    62.40   107.16   231.28
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders             95.93   149.68   136.06   289.29         25.93    79.68   136.06   289.29
      optional MAV                                      97.47   154.28   143.68   304.29         27.47    84.28   143.68   304.29
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders             85.58   118.37    83.45   182.29         15.58    48.37    83.45   182.29
      optional MAV                                      87.12   123.06    91.40   198.86         17.12    53.06    91.40   198.86
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders             92.45   139.22   118.60   254.45         22.45    69.22   118.60   254.45
      optional MAV                                      93.99   143.84   126.33   269.97         23.99    73.84   126.33   269.97
AXP(R) VP - Stock Fund
      base contract with no optional riders             91.83   137.36   115.49   248.18         21.83    67.36   115.49   248.18
      optional MAV                                      93.37   141.99   123.24   263.79         23.37    71.99   123.24   263.79
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders             88.55   127.43    98.78   214.11         18.55    57.43    98.78   214.11
      optional MAV                                      90.09   132.09   106.64   230.21         20.09    62.09   106.64   230.21
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             91.83   137.36   115.49   248.18         21.83    67.36   115.49   248.18
      optional MAV                                      93.37   141.99   123.24   263.79         23.37    71.99   123.24   263.79
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders             95.01   146.92   131.46   280.18         25.01    76.92   131.46   280.18
      optional MAV                                      96.55   151.52   139.11   295.32         26.55    81.52   139.11   295.32
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders             92.86   140.45   120.66   258.61         22.86    70.45   120.66   258.61
      optional MAV                                      94.40   145.07   128.38   274.07         24.40    75.07   128.38   274.07
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             89.99   131.78   106.12   229.15         19.99    61.78   106.12   229.15
      optional MAV                                      91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
American Century(R) VP International, Class II
      base contract with no optional riders             95.32   147.84   132.99   283.23         25.32    77.84   132.99   283.23
      optional MAV                                      96.86   152.44   140.64   298.32         26.86    82.44   140.64   298.32
American Century(R) VP Value, Class II
      base contract with no optional riders             91.94   137.67   116.01   249.23         21.94    67.67   116.01   249.23
      optional MAV                                      93.47   142.30   123.76   264.82         23.47    72.30   123.76   264.82
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             89.48   130.23   103.50   223.80         19.48    60.23   103.50   223.80
      optional MAV                                      91.01   134.88   111.33   239.76         21.01    64.88   111.33   239.76

                                       50

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders           $ 92.14  $138.29  $117.04  $251.32       $ 22.14  $ 68.29  $117.04  $251.32
      optional MAV                                      93.68   142.92   124.79   266.88         23.68    72.92   124.79   266.88
Fidelity VIP Growth & Income Portfolio
(Service Class 2)
      base contract with no optional riders             89.17   129.29   101.93   220.58         19.17    59.29   101.93   220.58
      optional MAV                                      90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders             90.19   132.40   107.16   231.28         20.19    62.40   107.16   231.28
      optional MAV                                      91.73   137.05   114.97   247.13         21.73    67.05   114.97   247.13
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders             92.65   139.83   119.63   256.54         22.65    69.83   119.63   256.54
      optional MAV                                      94.19   144.46   127.36   272.02         24.19    74.46   127.36   272.02
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders             89.17   129.29   101.93   220.58         19.17    59.29   101.93   220.58
      optional MAV                                      90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
      base contract with no optional riders             91.01   134.88   111.33   239.76         21.01    64.88   111.33   239.76
      optional MAV                                      92.55   139.52   119.11   255.50         22.55    69.52   119.11   255.50
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             91.22   135.50   112.37   241.88         21.22    65.50   112.37   241.88
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             88.86   128.36   100.36   217.35         18.86    58.36   100.36   217.35
      optional MAV                                      90.40   133.02   108.21   233.41         20.40    63.02   108.21   233.41
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             90.09   132.09   106.64   230.21         20.09    62.09   106.64   230.21
      optional MAV                                      91.63   136.74   114.45   246.08         21.63    66.74   114.45   246.08
INVESCO VIF - Dynamics Fund
      base contract with no optional riders             91.63   136.74   114.45   246.08         21.63    66.74   114.45   246.08
      optional MAV                                      93.17   141.38   122.21   261.72         23.17    71.38   122.21   261.72
INVESCO VIF - Financial Services Fund
      base contract with no optional riders             91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
      optional MAV                                      93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
INVESCO VIF - Technology Fund
      base contract with no optional riders             91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
      optional MAV                                      93.06   141.07   121.69   260.69         23.06    71.07   121.69   260.69
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders             91.73   137.05   114.97   247.13         21.73    67.05   114.97   247.13
      optional MAV                                      93.27   141.69   122.73   262.76         23.27    71.69   122.73   262.76

                                       51

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders           $ 90.30  $132.71  $107.69  $232.34       $ 20.30  $ 62.71  $107.69  $232.34
      optional MAV                                      91.83   137.36   115.49   248.18         21.83    67.36   115.49   248.18
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             90.40   133.02   108.21   233.41         20.40    63.02   108.21   233.41
      optional MAV                                      91.94   137.67   116.01   249.23         21.94    67.67   116.01   249.23
Lazard Retirement International Equity Portfolio
      base contract with no optional riders             93.37   141.99   123.24   263.79         23.37    71.99   123.24   263.79
      optional MAV                                      94.91   146.61   130.95   279.17         24.91    76.61   130.95   279.17
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders             92.55   139.52   119.11   255.50         22.55    69.52   119.11   255.50
      optional MAV                                      94.09   144.15   126.84   270.99         24.09    74.15   126.84   270.99
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders             93.99   143.84   126.33   269.97         23.99    73.84   126.33   269.97
      optional MAV                                      95.52   148.46   134.01   285.25         25.52    78.46   134.01   285.25
MFS(R) Utilities Series - Service Class
      base contract with no optional riders             92.65   139.83   119.63   256.54         22.65    69.83   119.63   256.54
      optional MAV                                      94.19   144.46   127.36   272.02         24.19    74.46   127.36   272.02
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders             91.01   134.88   111.33   239.76         21.01    64.88   111.33   239.76
      optional MAV                                      92.55   139.52   119.11   255.50         22.55    69.52   119.11   255.50
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            113.56   201.53   220.63   448.46         43.56   131.53   220.63   448.46
      optional MAV                                     115.10   205.96   227.72   461.08         45.10   135.96   227.72   461.08
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             91.22   135.50   112.37   241.88         21.22    65.50   112.37   241.88
      optional MAV                                      92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders             92.76   140.14   120.15   257.58         22.76    70.14   120.15   257.58
      optional MAV                                      94.29   144.77   127.87   273.04         24.29    74.77   127.87   273.04
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             89.99   131.78   106.12   229.15         19.99    61.78   106.12   229.15
      optional MAV                                      91.53   136.43   113.93   245.03         21.53    66.43   113.93   245.03
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders             96.34   150.91   138.09   293.31         26.34    80.91   138.09   293.31
      optional MAV                                      97.88   155.50   145.71   308.25         27.88    85.50   145.71   308.25
Wanger International Small Cap
      base contract with no optional riders             95.22   147.54   132.48   282.21         25.22    77.54   132.48   282.21
      optional MAV                                      96.75   152.14   140.13   297.32         26.75    82.14   140.13   297.32
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders             90.71   133.95   109.77   236.59         20.71    63.95   109.77   236.59
      optional MAV                                      92.24   138.60   117.56   252.37         22.24    68.60   117.56   252.37

                                       52

                                                           FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders           $ 90.81  $134.26  $110.29  $237.65       $ 20.81  $ 64.26  $110.29  $237.65
      optional MAV                                      92.35   138.91   118.08   253.41         22.35    68.91   118.08   253.41
Wells Fargo VT International Equity Fund
      base contract with no optional riders             90.81   134.26   110.29   237.65         20.81    64.26   110.29   237.65
      optional MAV                                      92.35   138.91   118.08   253.41         22.35    68.91   118.08   253.41
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders             92.86   140.45   120.66   258.61         22.86    70.45   120.66   258.61
      optional MAV                                      94.40   145.07   128.38   274.07         24.40    75.07   128.38   274.07



* In these examples for RAVA Select, the $30 contract administrative charge is approximated as a 0.030% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of this financial statement.



YEAR ENDED DEC. 31,                                                                                  2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                    $    0.98   $    1.11   $   1.00
Accumulation unit value at end of period                                                          $    0.81   $    0.98   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                              49,897      43,161      8,145
Ratio of operating expense to average net assets                                                       0.95%       0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                    $    0.99   $    1.11   $   1.00
Accumulation unit value at end of period                                                          $    0.82   $    0.99   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                              41,083      32,624      7,503
Ratio of operating expense to average net assets                                                       0.75%       0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                    $    1.06   $    1.01   $   1.00
Accumulation unit value at end of period                                                          $    1.13   $    1.06   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                             106,760      43,920     11,675
Ratio of operating expense to average net assets                                                       0.95%       0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                    $    1.06   $    1.01   $   1.00
Accumulation unit value at end of period                                                          $    1.13   $    1.06   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                              83,968      30,783      7,186
Ratio of operating expense to average net assets                                                       0.75%       0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                    $    0.93   $    1.14   $   1.00
Accumulation unit value at end of period                                                          $    0.76   $    0.93   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                              26,779      22,159      3,227
Ratio of operating expense to average net assets                                                       0.95%       0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                    $    0.93   $    1.14   $   1.00
Accumulation unit value at end of period                                                          $    0.76   $    0.93   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                              26,327      24,003      5,333
Ratio of operating expense to average net assets                                                       0.75%       0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $    1.06   $    1.01   $   1.00
Accumulation unit value at end of period                                                          $    1.09   $    1.06   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                             265,455     203,922     87,424
Ratio of operating expense to average net assets                                                       0.95%       0.95%      0.95%
Simple yield(2)                                                                                        0.66%         --         --
Compound yield(2)                                                                                      0.66%         --         --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $    1.06   $    1.01   $   1.00
Accumulation unit value at end of period                                                          $    1.09   $    1.06   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                             243,870     171,785     65,522
Ratio of operating expense to average net assets                                                       0.75%       0.75%      0.75%
Simple yield(2)                                                                                        0.83%         --         --
Compound yield(2)                                                                                      0.83%         --         --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND)
Accumulation unit value at beginning of period                                                    $    1.01   $    1.03   $   1.00
Accumulation unit value at end of period                                                          $    1.02   $    1.01   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                              41,299      14,227      3,441
Ratio of operating expense to average net assets                                                       0.95%       0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND)
Accumulation unit value at beginning of period                                                    $    1.01   $    1.03   $   1.00
Accumulation unit value at end of period                                                          $    1.02   $    1.01   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                              43,328      12,124      3,149
Ratio of operating expense to average net assets                                                       0.75%       0.75%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------

                                       54

YEAR ENDED DEC. 31,                                                                                  2001         2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                     $    0.74   $    1.00         --
Accumulation unit value at end of period                                                           $    0.72   $    0.74         --
Number of accumulation units outstanding at end of period (000 omitted)                                1,542         693         --
Ratio of operating expense to average net assets                                                        0.95%       0.95%        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                     $    0.74   $    1.00         --
Accumulation unit value at end of period                                                           $    0.72   $    0.74         --
Number of accumulation units outstanding at end of period (000 omitted)                                1,789         906         --
Ratio of operating expense to average net assets                                                        0.75%       0.75%        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ES1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                     $    1.00          --         --
Accumulation unit value at end of period                                                           $    0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                                2,238          --         --
Ratio of operating expense to average net assets                                                        0.95%         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ES2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                     $    1.00          --         --
Accumulation unit value at end of period                                                           $    1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                                2,489          --         --
Ratio of operating expense to average net assets                                                        0.75%         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                     $    0.91   $    1.01   $   1.00
Accumulation unit value at end of period                                                           $    0.94   $    0.91   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                               88,813      52,655     10,137
Ratio of operating expense to average net assets                                                        0.95%       0.95%      0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                     $    0.91   $    1.01   $   1.00
Accumulation unit value at end of period                                                           $    0.95   $    0.91   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                               58,348      31,722      7,774
Ratio of operating expense to average net assets                                                        0.75%       0.75%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $    1.08   $    1.00   $   1.00
Accumulation unit value at end of period                                                           $    1.13   $    1.08   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                               56,966      24,654     12,796
Ratio of operating expense to average net assets                                                        0.95%       0.95%      0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $    1.08   $    1.00   $   1.00
Accumulation unit value at end of period                                                           $    1.14   $    1.08   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                               50,510      16,258     11,135
Ratio of operating expense to average net assets                                                        0.75%       0.75%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                     $    1.02   $    1.00   $   1.00
Accumulation unit value at end of period                                                           $    1.03   $    1.02   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                               23,970      14,137      2,368
Ratio of operating expense to average net assets                                                        0.95%       0.95%      0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                     $    1.03   $    1.00   $   1.00
Accumulation unit value at end of period                                                           $    1.03   $    1.03   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                               16,572       8,968      1,552
Ratio of operating expense to average net assets                                                        0.75%       0.75%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                     $    0.94   $    1.18   $   1.00
Accumulation unit value at end of period                                                           $    0.64   $    0.94   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                              130,764     106,410     13,813
Ratio of operating expense to average net assets                                                        0.95%       0.95%      0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                     $    0.95   $    1.18   $   1.00
Accumulation unit value at end of period                                                           $    0.65   $    0.95   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                              129,186      97,754     16,891
Ratio of operating expense to average net assets                                                        0.75%       0.75%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------

                                       55

YEAR ENDED DEC. 31,                                                                                 2001       2000         1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                   $    0.95   $    1.27   $    1.00
Accumulation unit value at end of period                                                         $    0.67   $    0.95   $    1.27
Number of accumulation units outstanding at end of period (000 omitted)                             18,664      15,670       2,173
Ratio of operating expense to average net assets                                                      0.95%       0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                   $    0.95   $    1.27   $    1.00
Accumulation unit value at end of period                                                         $    0.67   $    0.95   $    1.27
Number of accumulation units outstanding at end of period (000 omitted)                             15,821      13,967       2,575
Ratio of operating expense to average net assets                                                      0.75%       0.75%       0.75%
--------------------------------------------------------------------------------------------------------------------------- ------
SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                   $    1.05   $    1.09   $    1.00
Accumulation unit value at end of period                                                         $    0.93   $    1.05   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                             53,096      39,810       6,539
Ratio of operating expense to average net assets                                                      0.95%       0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                   $    1.05   $    1.09   $    1.00
Accumulation unit value at end of period                                                         $    0.94   $    1.05   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                             37,760      28,348       5,220
Ratio of operating expense to average net assets                                                      0.75%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R) )
Accumulation unit value at beginning of period                                                   $    1.07   $    1.19   $    1.00
Accumulation unit value at end of period                                                         $    0.88   $    1.07   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                            307,320     219,316      32,483
Ratio of operating expense to average net assets                                                      0.95%       0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R) )
Accumulation unit value at beginning of period                                                   $    1.07   $    1.19   $    1.00
Accumulation unit value at end of period                                                         $    0.89   $    1.07   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                            276,054     177,036      31,537
Ratio of operating expense to average net assets                                                      0.75%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SV1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP
VALUE FUND)
Accumulation unit value at beginning of period                                                   $    1.00          --          --
Accumulation unit value at end of period                                                         $    1.07          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6,314          --          --
Ratio of operating expense to average net assets                                                      0.95%         --          --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SV2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP
VALUE FUND)
Accumulation unit value at beginning of period                                                   $    1.00          --          --
Accumulation unit value at end of period                                                         $    1.07          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6,885          --          --
Ratio of operating expense to average net assets                                                      0.75%         --          --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV1(3) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                   $    0.91   $    1.00          --
Accumulation unit value at end of period                                                         $    0.79   $    0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                             40,575      14,084          --
Ratio of operating expense to average net assets                                                      0.95%       0.95%         --
--------------------------------------------------------------------------------------------------------------- ------------------
SUBACCOUNT IV2(3) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                   $    0.91   $    1.00          --
Accumulation unit value at end of period                                                         $    0.79   $    0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                             35,957       9,812          --
Ratio of operating expense to average net assets                                                      0.75%       0.75%         --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                   $    1.16   $    1.12   $    1.00
Accumulation unit value at end of period                                                         $    1.07   $    1.16   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                             24,346      16,349       3,029
Ratio of operating expense to average net assets                                                      0.95%       0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                   $    1.16   $    1.12   $    1.00
Accumulation unit value at end of period                                                         $    1.08   $    1.16   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                             22,792      14,830       2,970
Ratio of operating expense to average net assets                                                      0.75%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------------

                                       56

YEAR ENDED DEC. 31,                                                                                       2001     2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ST1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    517         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ST2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.97         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    628         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                        $   1.21   $   1.51   $  1.00
Accumulation unit value at end of period                                                              $   0.81   $   1.21   $  1.51
Number of accumulation units outstanding at end of period (000 omitted)                                 65,574     58,414     3,901
Ratio of operating expense to average net assets                                                          0.95%      0.95%     0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                        $   1.22   $   1.51   $  1.00
Accumulation unit value at end of period                                                              $   0.81   $   1.22   $  1.51
Number of accumulation units outstanding at end of period (000 omitted)                                 58,748     46,978     4,470
Ratio of operating expense to average net assets                                                          0.75%      0.75%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,711         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,710         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,224         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,459         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AB(6) (INVESTING IN SHARES OF ALLIANCE VP ALLIANCEBERNSTEIN INTERNATIONAL VALUE
PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    790         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AB(6) (INVESTING IN SHARES OF ALLIANCE VP ALLIANCEBERNSTEIN INTERNATIONAL VALUE
PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.98         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    805         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AL(6) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  4,363         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AL(6) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  5,550         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------

                                       57

YEAR ENDED DEC. 31,                                                                                    2001      2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,927        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,950        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 7,298        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 7,356        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.00        --
Accumulation unit value at end of period                                                              $  0.89   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,090     1,693        --
Ratio of operating expense to average net assets                                                         0.95%     0.95%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.00        --
Accumulation unit value at end of period                                                              $  0.89   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)                                 4,490     1,283        --
Ratio of operating expense to average net assets                                                         0.75%     0.75%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND, CLASS L SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,015        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND, CLASS L SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,570        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1FG(6) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 8,177        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2FG(6) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,363        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1FM(6) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,689        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2FM(6) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,903        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------

                                       58

YEAR ENDED DEC. 31,                                                                                     2001       2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1FO(6) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.94         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  2,157         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2FO(6) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.95         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  2,147         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.25   $   0.96   $  1.00
Accumulation unit value at end of period                                                              $   1.33   $   1.25   $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                 19,803      6,181       683
Ratio of operating expense to average net assets                                                          0.95%      0.95%     0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.25   $   0.96   $  1.00
Accumulation unit value at end of period                                                              $   1.34   $   1.25   $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                 24,477      6,879       885
Ratio of operating expense to average net assets                                                          0.75%      0.75%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.19   $   0.96   $  1.00
Accumulation unit value at end of period                                                              $   1.34   $   1.19   $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                  9,584      2,897       590
Ratio of operating expense to average net assets                                                          0.95%      0.95%     0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.19   $   0.96   $  1.00
Accumulation unit value at end of period                                                              $   1.35   $   1.19   $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                 10,800      2,846       586
Ratio of operating expense to average net assets                                                          0.75%      0.75%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,114         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.97         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    942         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                        $   0.99   $   1.10   $  1.00
Accumulation unit value at end of period                                                              $   0.86   $   0.99   $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 71,185     55,239     9,951
Ratio of operating expense to average net assets                                                          0.95%      0.95%     0.95%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                        $   0.99   $   1.10   $  1.00
Accumulation unit value at end of period                                                              $   0.86   $   0.99   $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 60,343     42,626     8,981
Ratio of operating expense to average net assets                                                          0.75%      0.75%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                        $   1.23   $   0.95   $  1.00
Accumulation unit value at end of period                                                              $   1.37   $   1.23   $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 24,711     10,265     2,023
Ratio of operating expense to average net assets                                                          0.95%      0.95%     0.95%
-----------------------------------------------------------------------------------------------------------------------------------

                                       59

YEAR ENDED DEC. 31,                                                                                     2001       2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                        $   1.23   $   0.95   $  1.00
Accumulation unit value at end of period                                                              $   1.37   $   1.23   $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 23,748      7,622     1,634
Ratio of operating expense to average net assets                                                          0.75%      0.75%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,426         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,550         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.96         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    901         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.97         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,081         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.91         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    911         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.91         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    490         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.84         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    614         --        --
Ratio of operating expense to average net assets                                                          0.95%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                                        $   1.00         --        --
Accumulation unit value at end of period                                                              $   0.84         --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    404         --        --
Ratio of operating expense to average net assets                                                          0.75%        --        --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $   0.68   $   1.00        --
Accumulation unit value at end of period                                                              $   0.42   $   0.68        --
Number of accumulation units outstanding at end of period (000 omitted)                                 34,050     22,949        --
Ratio of operating expense to average net assets                                                          0.95%      0.95%       --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $   0.68   $   1.00        --
Accumulation unit value at end of period                                                              $   0.43   $   0.68        --
Number of accumulation units outstanding at end of period (000 omitted)                                 34,767     20,288        --
Ratio of operating expense to average net assets                                                          0.75%      0.75%       --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $   0.80   $   1.00        --
Accumulation unit value at end of period                                                              $   0.61   $   0.80        --
Number of accumulation units outstanding at end of period (000 omitted)                                 64,147     29,251        --
Ratio of operating expense to average net assets                                                          0.95%      0.95%       --
-----------------------------------------------------------------------------------------------------------------------------------

                                       60

YEAR ENDED DEC. 31,                                                                                    2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.80   $  1.00        --
Accumulation unit value at end of period                                                              $  0.61   $  0.80        --
Number of accumulation units outstanding at end of period (000 omitted)                                60,527    25,763        --
Ratio of operating expense to average net assets                                                         0.75%     0.75%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.07   $  1.00
Accumulation unit value at end of period                                                              $  0.72   $  0.96   $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                19,727    10,774     2,504
Ratio of operating expense to average net assets                                                         0.95%     0.95%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.07   $  1.00
Accumulation unit value at end of period                                                              $  0.72   $  0.96   $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                15,860     7,958     1,981
Ratio of operating expense to average net assets                                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.90   $  1.00        --
Accumulation unit value at end of period                                                              $  0.67   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                                51,051    21,973        --
Ratio of operating expense to average net assets                                                         0.95%     0.95%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.91   $  1.00        --
Accumulation unit value at end of period                                                              $  0.68   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)                                50,212    19,521        --
Ratio of operating expense to average net assets                                                         0.75%     0.75%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.00        --
Accumulation unit value at end of period                                                              $  0.90   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)                                36,822    15,060        --
Ratio of operating expense to average net assets                                                         0.95%     0.95%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.96   $  1.00        --
Accumulation unit value at end of period                                                              $  0.90   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)                                34,072    12,308        --
Ratio of operating expense to average net assets                                                         0.75%     0.75%       --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,778        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,997        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,106        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,316        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                   143        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------

                                       61

YEAR ENDED DEC. 31,                                                                                    2001      2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                   121        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,743        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,137        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,180        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,460        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.29   $  1.36   $  1.00
Accumulation unit value at end of period                                                              $  0.85   $  1.29   $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                87,722    68,407     7,245
Ratio of operating expense to average net assets                                                         0.95%     0.95%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.29   $  1.36   $  1.00
Accumulation unit value at end of period                                                              $  0.85   $  1.29   $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                74,819    49,764     5,084
Ratio of operating expense to average net assets                                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,747        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,701        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                        $  1.08   $  1.51   $  1.00
Accumulation unit value at end of period                                                              $  0.84   $  1.08   $  1.51
Number of accumulation units outstanding at end of period (000 omitted)                                30,297    21,844     1,343
Ratio of operating expense to average net assets                                                         0.95%     0.95%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                        $  1.08   $  1.51   $  1.00
Accumulation unit value at end of period                                                              $  0.85   $  1.08   $  1.51
Number of accumulation units outstanding at end of period (000 omitted)                                27,818    18,245     1,234
Ratio of operating expense to average net assets                                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------------

                                       62

YEAR ENDED DEC. 31,                                                                                    2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                        $  1.05   $  1.15   $  1.00
Accumulation unit value at end of period                                                              $  1.15   $  1.05   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                46,456    29,881     2,723
Ratio of operating expense to average net assets                                                         0.95%     0.95%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                        $  1.05   $  1.15   $  1.00
Accumulation unit value at end of period                                                              $  1.16   $  1.05   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                40,791    23,813     2,476
Ratio of operating expense to average net assets                                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,224        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,799        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.90        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,031        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.90        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,200        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.94        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,230        --        --
Ratio of operating expense to average net assets                                                         0.95%       --        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                        $  1.00        --        --
Accumulation unit value at end of period                                                              $  0.94        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,060        --        --
Ratio of operating expense to average net assets                                                         0.75%       --        --
---------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on Sept. 15, 1999.


(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on Aug. 14, 2001.
(6) Operations commenced on Aug. 13, 2001.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures do not reflect any purchase payment credits.


We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,
-  applicable mortality and expense risk fee,
-  Maximum Anniversary Value Death Benefit Rider fee,
-  Enhanced Earnings Plus Death Benefit Rider fee, and
- applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
BC1                BC4               AXP(R) Variable         Objective: long-term total       IDS Life, investment
BC2                BC5               Portfolio - Blue Chip   return exceeding that of the     manager; American Express
                                     Advantage Fund          U.S. stock market. Invests       Financial Corporation
                                                             primarily in blue chip stocks.   (AEFC), investment
                                                             Blue chip stocks are issued by   adviser.
                                                             companies with a market
                                                             capitalization of at least $1
                                                             billion, an established
                                                             management, a history of
                                                             consistent earnings and a
                                                             leading position within their
                                                             respective industries.

BD1                BD4               AXP(R) Variable         Objective: high level of         IDS Life, investment
BD2                BD5               Portfolio - Bond Fund   current income while             manager;  AEFC,
                                                             conserving the value of the      investment adviser.
                                                             investment and continuing a
                                                             high level of income for the
                                                             longest time period. Invests
                                                             primarily in bonds and other
                                                             debt obligations.

CR1                CR4               AXP(R) Variable         Objective: capital               IDS Life, investment
CR2                CR5               Portfolio - Capital     appreciation. Invests            manager;  AEFC,
                                     Resource Fund           primarily in U.S. common         investment adviser.
                                                             stocks and other securities
                                                             convertible into common stocks.

CM1                CM4               AXP(R) Variable         Objective: maximum current       IDS Life, investment
CM2                CM5               Portfolio - Cash        income consistent with           manager;  AEFC,
                                     Management Fund         liquidity and stability  of      investment adviser.
                                                             principal. Invests primarily
                                                             in money  market securities.

DE1                DE4               AXP(R) Variable         Objective: a high level of       IDS Life, investment
DE2                DE5               Portfolio -             current income and, as a         manager;  AEFC,
                                     Diversified Equity      secondary goal, steady growth   investment adviser.
                                     Income Fund             of capital. Invests primarily
                                                             in dividend-paying common and
                                                             preferred stocks.

EM1                EM4               AXP(R) Variable         Objective: long-term capital     IDS Life, investment
EM2                EM5               Portfolio - Emerging    growth. Invests primarily in     manager; AEFC, investment
                                     Markets Fund            equity securities of companies   advisor; American Express
                                                             in emerging  market countries.   Asset Management
                                                                                              International, Inc.,  a
                                                                                              wholly-owned subsidiary
                                                                                              of AEFC, is the
                                                                                              sub-adviser.

ES1                ES4               AXP(R) Variable         Objective: growth of capital.    IDS Life, investment
ES2                ES5               Portfolio - Equity      Invests primarily in equity      manager;  AEFC,
                                     Select Fund             securities of  medium-sized      investment adviser.
                                                             companies.

EI1                EI4               AXP(R) Variable         Objective: high current          IDS Life, investment
EI2                EI5               Portfolio - Extra       income, with capital growth as   manager;  AEFC,
                                     Income Fund             a secondary objective. Invests   investment adviser.
                                                             primarily in high-yielding,
                                                             high-risk corporate bonds
                                                             (junk bonds) issued by U.S.
                                                             and foreign companies and
                                                             governments.

                                       65

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
FI1                FI4               AXP(R) Variable         Objective: a high level of       IDS Life, investment
FI2                FI5               Portfolio - Federal     current income and safety of     manager;  AEFC,
                                     Income Fund             principal consistent with an     investment adviser.
                                                             investment in U.S. government
                                                             and government agency
                                                             securities. Invests primarily
                                                             in debt obligations issued or
                                                             guaranteed as to principal and
                                                             interest by the U.S.
                                                             government, its agencies or
                                                             instrumentalities.

GB1                GB4               AXP(R) Variable         Objective: high total return     IDS Life, investment
GB2                GB5               Portfolio - Global      through income and growth of     manager;  AEFC,
                                     Bond Fund               capital.  Non-diversified fund   investment adviser.
                                                             that invests primarily in debt
                                                             obligations of U.S. and
                                                             foreign issuers.

GR1                GR4               AXP(R) Variable         Objective: long-term capital     IDS Life, investment
GR2                GR5               Portfolio -  Growth     growth. Invests primarily in     manager;  AEFC,
                                     Fund                    common stocks and securities     investment adviser.
                                                             convertible into common stocks
                                                             that appear to offer growth
                                                             opportunities.

IE1                IE4               AXP(R) Variable         Objective: capital               IDS Life, investment
IE2                IE5               Portfolio -             appreciation. Invests            manager; AEFC, investment
                                     International Fund      primarily in common stocks or    advisor. American Express
                                                             convertible securities of        Asset Management
                                                             foreign issuers that offer       International, Inc., a
                                                             strong growth potential.         wholly-owned subsidiary
                                                                                              of AEFC, is the
                                                                                              sub-adviser.

MF1                MF4               AXP(R) Variable         Objective: maximum total         IDS Life, investment
MF2                MF5               Portfolio -  Managed    investment return through a      manager;  AEFC,
                                     Fund                    combination of capital growth    investment adviser.
                                                             and current income. Invests
                                                             primarily in a combination of
                                                             common and preferred stocks,
                                                             convertible securities, bonds
                                                             and other debt securities.

ND1                ND4               AXP(R) Variable         Objective: long-term growth of   IDS Life, investment
ND2                ND5               Portfolio -  NEW        capital. Invests primarily in    manager;  AEFC,
                                     DIMENSIONS FUND(R)      common stocks showing            investment adviser.
                                                             potential for significant
                                                             growth.

SV1                SV4               AXP(R) Variable         Objective: long term capital     IDS Life, investment
SV2                SV5               Portfolio - Partners    appreciation. Non-diversified    manager;  AEFC,
                                     Small Cap Value Fund    fund that invests primarily in   investment advisor; Royce
                                                             equity securities.               & Associates, LLC and
                                                                                              EQSF Advisers, Inc.,
                                                                                              sub-advisers.

IV1                IV4               AXP(R) Variable         Objective: long-term capital     IDS Life, investment
IV2                IV5               Portfolio - S&P 500     appreciation. Non-diversified    manager;  AEFC,
                                     Index Fund              fund that invests primarily in   investment adviser.
                                                             securities that are expected
                                                             to provide investment results
                                                             that correspond to the
                                                             performance of the S&P 500
                                                             Index.

                                       66

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
SC1                SC4               AXP(R) Variable         Objective: long-term capital     IDS Life, investment
SC2                SC5               Portfolio - Small Cap   growth. Invests primarily in     manager;  AEFC,
                                     Advantage Fund          equity stocks of small           investment advisor;
                                                             companies that are often         Kenwood Capital
                                                             included in the Russell 2000     Management LLC,
                                                             Index and/or have market        sub-adviser.
                                                             capitalization under $2
                                                             billion.

ST1                ST4               AXP(R) Variable         Objective: current income and    IDS Life, investment
ST2                ST5               Portfolio - Stock Fund  growth of capital. Invests       manager;  AEFC,
                                                             primarily in common stocks and   investment adviser.
                                                             securities convertible into
                                                             common stock.

SA1                SA4               AXP(R) Variable         Objective: capital               IDS Life, investment
SA2                SA5               Portfolio - Strategy    appreciation. Invests            manager;  AEFC,
                                     Aggressive Fund         primarily in equity securities   investment adviser.
                                                             of growth companies.

1AC                4AC               AIM V.I. Capital        Objective: growth of capital.    A I M Advisors, Inc.
2AC                5AC               Appreciation Fund,      Invests principally in common
                                     Series II               stocks of companies likely to
                                                             benefit from new or innovative
                                                             products, services or
                                                             processes as well as those
                                                             with  above-average growth and
                                                             excellent prospects for future
                                                             growth.

1AD                4AD               AIM V.I. Capital        Objective: long term growth of   A I M Advisors, Inc.
2AD                5AD               Development Fund,       capital. Invests primarily in
                                     Series II               securities (including common
                                                             stocks, convertible securities
                                                             and bonds) of small- and
                                                             medium-sized companies.

1AB                4AB               Alliance VP             Objective: long-term growth of   Alliance Capital
2AB                5AB               AllianceBernstein       capital. Invests primarily in    Management, L.P.
                                     International Value     a diversified portfolio of
                                     Portfolio (Class B)     foreign equity securities.

1AL                4AL               Alliance VP Growth      Objective: reasonable current    Alliance Capital
2AL                5AL               and Income Portfolio    income and reasonable            Management, L.P.
                                     (Class B)               appreciation. Invests
                                                             primarily in dividend-paying
                                                             common stocks of good quality.

1AI                4AI               American Century(R) VP  Objective: long term capital     American Century
2AI                5AI               International, Class II growth. Invests primarily in     Investment Management,
                                                             stocks of growing foreign        Inc.
                                                             companies in developed
                                                             countries.

1AV                4AV               American Century(R) VP  Objective: long-term capital     American Century
2AV                5AV               Value, Class II         growth, with income as a         Investment Management,
                                                             secondary objective. Invests     Inc.
                                                             primarily in stocks of
                                                             companies that management
                                                             believes to be undervalued at
                                                             the time of purchase.

                                       67

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1SR                4SR               Calvert Variable        Objective: income and capital    Calvert Asset Management
2SR                5SR               Series, Inc. Social     growth. Invests primarily in     Company, Inc. (CAMCO),
                                     Balanced Portfolio      stocks, bonds and money market   investment adviser. SSgA
                                                             instruments which offer income   Funds Management, Inc. and
                                                             and capital growth opportunity   Brown Capital Management are
                                                             and which satisfy the            the investment subadvisers.
                                                             investment and social criteria.

1CG                4CG               Evergreen VA Capital    Objective: long-term capital     Evergreen Investment
2CG                5CG               Growth Fund,  Class L   growth. The fund seeks to        Management Company, LLC.
                                     Shares                  achieve its goal by investing    Pilgrim Baxter Value
                                                             primarily in common stocks of    Investors, Inc. is the
                                                             large U.S. companies, which      sub-investment adviser.
                                                             the portfolio managers believe
                                                             have the potential for capital
                                                             growth over the intermediate-
                                                             and long-term.

1FG                4FG               Fidelity VIP Growth &   Strategy: high total return      Fidelity Management &
2FG                5FG               Income Portfolio        through a combination of         Research Company (FMR),
                                     (Service Class 2)       current income and capital       investment manager; FMR
                                                             appreciation. Normally invests   U.K. and FMR Far East,
                                                             a majority of assets in common   sub-investment advisers.
                                                             stocks with a focus on those
                                                             that pay current dividends and
                                                             show potential for capital
                                                             appreciation.

1FM                4FM               Fidelity VIP  Mid Cap   Strategy: long-term growth of    FMR, investment manager;
2FM                5FM               Portfolio  (Service     capital. Normally invests at     FMR U.K. and FMR Far
                                     Class 2)                least 80% of assets in           East,  sub-investment
                                                             companies with medium market     advisers.
                                                             capitalization common stocks.

1FO                4FO               Fidelity VIP Overseas   Strategy: long-term growth of    FMR, investment manager;
2FO                5FO               Portfolio (Service      capital. Invests primarily in    FMR U.K., FMR Far East,
                                     Class 2)                common stocks of foreign         Fidelity International
                                                             securities.                      Investment Advisors
                                                                                              (FIIA) and FIIA U.K.,
                                                                                              sub-investment advisers.

1RE                4RE               FTVIPT Franklin Real    Objective: capital               Franklin Advisers, Inc.
2RE                5RE               Estate Fund - Class 2   appreciation with a secondary
                                                             goal to earn current income.
                                                             Invests at least 80% of its
                                                             net assets in investments of
                                                             companies operating in the
                                                             real estate industry. The Fund
                                                             invests primarily in equity
                                                             real estate investment trusts
                                                             (REITs).

1SI                4SI               FTVIPT Franklin         Objective: long-term total       Franklin Advisory
2SI                5SI               Small Cap Value         return. Invests at least 80%     Services, LLC
                                     Securities Fund -       of its net assets in
                                     Class 2 (previously     investments of small
                                     FTVIPT Franklin Value   capitalization companies. For
                                     Securities Fund -       this Fund, small
                                     Class 2)                capitalization companies are
                                                             those that have a market cap
                                                             not exceeding  $2.5 billion,
                                                             at the time of purchase.
                                                             Invests primarily in equity
                                                             securities of companies
                                                             manager believes are selling
                                                             substantially below the
                                                             underlying value of their
                                                             assets or their private market
                                                             value.

                                       68

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1MS                4MS               FTVIPT Mutual Shares    Objective: capital               Franklin Mutual Advisers,
2MS                5MS               Securities Fund -       appreciation with income as a    LLC
                                     Class 2                 secondary goal. Invests
                                                             primarily in equity securities
                                                             of companies that the manager
                                                             believes are available at
                                                             market prices less than their
                                                             value based on certain
                                                             recognized or objective
                                                             criteria (intrinsic value).

1UE                4UE               Goldman Sachs VIT       Objective: seeks long-term       Goldman Sachs Asset
2UE                5UE               CORE(SM) U.S. Equity    growth of capital and dividend   Management
                                     Fund                    income. Invests, under normal
                                                             circumstances, at least 90% of
                                                             its total assets (not
                                                             including securities lending
                                                             collateral and any investment
                                                             of that collateral) measured
                                                             at time of purchase, in a
                                                             broadly diversified portfolio
                                                             of large-cap and blue chip
                                                             equity investments
                                                             representing all major sectors
                                                             of the U.S. economy.

1MC                4MC               Goldman Sachs VIT       Objective: seeks long-term       Goldman Sachs Asset
2MC                5MC               Mid Cap Value Fund      capital appreciation. Invests,   Management
                                                             under normal circumstances, at
                                                             least 80% of its net assets
                                                             plus any borrowing for
                                                             investment purposes (measured
                                                             at time of purchase) in a
                                                             diversified portfolio of
                                                             equity investments in
                                                             mid-capitalization issuers
                                                             within the range of the market
                                                             capitalization of companies
                                                             constituting the Russell
                                                             Midcap Value index at the time
                                                             of investment.

1ID                4ID               INVESCO VIF -           Objective: long-term growth of   INVESCO Funds Group, Inc.
2ID                5ID               Dynamics Fund           capital. Invests primarily in
                                                             common stocks of mid-sized
                                                             companies - companies included
                                                             in the Russell Mid-Cap Growth
                                                             Index at the time of purchase,
                                                             or if not included in that
                                                             Index, those with market
                                                             capitalizations between $2.5
                                                             billion and $15 billion at the
                                                             time of purchase. The Fund
                                                             also has the flexibility to
                                                             invest in other types of
                                                             securities, including
                                                             preferred stocks, convertible
                                                             securities and bonds.

                                       69

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1FS                4FS               INVESCO VIF -           Objective: long-term growth of   INVESCO Funds Group, Inc.
2FS                5FS               Financial Services      capital. Aggressively managed.
                                     Fund                    Invests at least 80% of its
                                                             assets in the equity
                                                             securities and equity-related
                                                             instruments of companies
                                                             involved in the financial
                                                             services sector. These
                                                             companies include but are not
                                                             limited to, banks, insurance
                                                             companies, and investment and
                                                             miscellaneous industries
                                                             (asset managers, brokerage
                                                             firms, government-sponsored
                                                             agencies  and suppliers to
                                                             financial  services
                                                             companies).

1TC                4TC               INVESCO VIF -           Objective: long-term growth of   INVESCO Funds Group, Inc.
2TC                5TC               Technology Fund         capital. The Fund is
                                                             aggressively managed. Invests
                                                             at least 80% of its assets in
                                                             equity securities and
                                                             equity-related instruments of
                                                             companies engaged in
                                                             technology-related industries.
                                                             These include, but are not
                                                             limited to, applied
                                                             technology, biotechnology,
                                                             communications, computers,
                                                             electronics, Internet, IT
                                                             services and consulting,
                                                             software, telecommunications
                                                             equipment and services, IT
                                                             infrastructure, and networking
                                                             companies. Many of these
                                                             products and services are
                                                             subject to rapid obsolescence,
                                                             which may lower the market
                                                             value of securities of the
                                                             companies in this sector.

1TL                4TL               INVESCO VIF -           Objective: long-term growth of   INVESCO Funds Group, Inc.
2TL                5TL               Telecommunications      capital. Current income is a
                                     Fund                    secondary objective. The Fund
                                                             is aggressively managed.
                                                             Invests primarily in equity
                                                             securities of companies
                                                             involved in the design,
                                                             development manufacture,
                                                             distribution or sale of
                                                             communications services and
                                                             equipment, and companies that
                                                             are involved in supplying
                                                             equipment or services to such
                                                             companies. The
                                                             telecommunications sector
                                                             includes companies that offer
                                                             telephone services, wireless
                                                             communications, satellite
                                                             communications, television and
                                                             movie programming,
                                                             broadcasting and  Internet
                                                             access.

                                       70

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1GT                4GT               Janus Aspen Series      Objective: long-term growth of   Janus Capital
2GT                5GT               Global Technology       capital. Non-diversified
                                     Portfolio: Service      mutual fund that invests,
                                     Shares                  under normal circumstances, at
                                                             least 80% of its net assets in
                                                             securities of companies that
                                                             the portfolio manager believes
                                                             will benefit significantly
                                                             from advances or improvements
                                                             in technology. It implements
                                                             this policy by investing
                                                             primarily in equity securities
                                                             of U.S. and foreign companies
                                                             selected for their growth
                                                             potential.

1IG                4IG               Janus Aspen Series      Objective: long-term growth of   Janus Capital
2IG                5IG               International Growth    capital. Invests, under normal
                                     Portfolio: Service      circumstances, at least 80% of
                                     Shares                  its net assets in securities
                                                             of issuers from at least five
                                                             different countries, excluding
                                                             the United States. Although
                                                             the Portfolio intends to
                                                             invest substantially all of
                                                             its assets in issuers located
                                                             outside the United States, it
                                                             may at times invest in U.S.
                                                             issuers and it may at times
                                                             invest all of its assets in
                                                             fewer than five countries or
                                                             even a single country.

1IP                4IP               Lazard Retirement       Objective: long-term capital     Lazard Asset Management
2IP                5IP               International Equity    appreciation. Invests
                                     Portfolio               primarily in equity
                                                             securities, principally common
                                                             stocks of relatively large
                                                             non-U.S. companies with market
                                                             capitalizations in the range
                                                             of the Morgan Stanley Capital
                                                             International (MSCI) Europe,
                                                             Australia and Far East (EAFE(R))
                                                             Index that the Investment
                                                             Manager believes are
                                                             undervalued based on their
                                                             earnings, cash flow or asset
                                                             values.

1MG                4MG               MFS(R) Investors Growth Objective: long-term growth of   MFS Investment Management(R)
2MG                5MG               Stock Series -          capital and future income.
                                     Service Class           Invests at least 80% of its
                                                             total assets in common stocks
                                                             and related securities of
                                                             companies which MFS believes
                                                             offer better than average
                                                             prospects for long-term growth.

1MD                4MD               MFS(R) New Discovery    Objective: capital               MFS Investment Management(R)
2MD                5MD               Series - Service Class  appreciation. Invests
                                                             primarily in equity securities
                                                             of emerging growth companies.

1UT                4UT               MFS(R) Utilities Series Objective: capital growth and    MFS Investment Management(R)
2UT                5UT               - Service Class         current income. Invests
                                                             primarily in equity and debt
                                                             securities of domestic and
                                                             foreign companies in the
                                                             utilities industry.

                                       71

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1PE                4PE               Pioneer Equity Income   Objective: current income and    Pioneer
2PE                5PE               VCT Portfolio -         long-term growth of capital
                                     Class II Shares         from a portfolio consisting
                                                             primarily of income producing
                                                             equity securities of  U.S.
                                                             corporations. Invests
                                                             primarily in common stocks,
                                                             preferred stocks and interests
                                                             in real estate investment
                                                             trusts (REITs). Normally, the
                                                             portfolio invests at least 80%
                                                             of its total assets in income
                                                             producing equity securities.
                                                             The remainder of the portfolio
                                                             may be invested in debt
                                                             securities, most of which are
                                                             expected to be convertible
                                                             into common stocks.

1EU                4EU               Pioneer Europe  VCT     Objective: long-term growth of   Pioneer
2EU                5EU               Portfolio -  Class II   capital. Invests primarily in
                                     Shares                  equity securities of European
                                                             issuers including common
                                                             stocks, preferred stocks,
                                                             rights, depositary receipts,
                                                             warrants and debt securities
                                                             convertible into common stock.
                                                             Normally, the portfolio
                                                             invests 80% of its total
                                                             assets in equity securities of
                                                             European issuers. The
                                                             portfolio may also purchase
                                                             forward foreign currency
                                                             contracts in connection with
                                                             its investments.

1HS                4HS               Putnam VT Health        Objective: capital               Putnam Investment
2HS                5HS               Sciences Fund -         appreciation.  The fund seeks    Management, LLC
                                     Class IB Shares         its goal by investing at least
                                                             80% of its net assets in
                                                             common stocks of U.S.
                                                             companies in the health
                                                             sciences industries, with a
                                                             focus on growth stocks.

1PI                4PI               Putnam VT               Objective: capital               Putnam Investment
2PI                5PI               International Growth    appreciation. The fund seeks     Management, LLC
                                     Fund - Class IB Shares  its goal by investing mainly
                                                             in common stocks of companies
                                                             outside the United States.

1VS                4VS               Putnam VT Vista Fund    Objective: capital               Putnam Investment
2VS                5VS               - Class IB Shares       appreciation. The fund seeks     Management, LLC
                                                             its goal by investing mainly
                                                             in common stocks of U.S.
                                                             companies with a focus on
                                                             growth stocks.

1SO                4SO               Strong Opportunity      Objective: seeks capital         Strong Capital
2SO                5SO               Fund II - Advisor       growth. Invests primarily in     Management, Inc.
                                     Class                   common stocks of medium
                                                             capitalization companies that
                                                             the Fund's managers believe
                                                             are underpriced, yet have
                                                             attractive growth prospects.

                                       72

SUBACCOUNT FOR     SUBACCOUNT FOR                            INVESTMENT OBJECTIVES AND        INVESTMENT ADVISER OR
RAVA ADVANTAGE     RAVA SELECT       INVESTING IN            POLICIES                         MANAGER
--------------     -----------       ------------            --------                         -------
1IT                4IT               Wanger International    Objective: long-term growth of   Liberty Wanger Asset
2IT                5IT               Small Cap               capital. Invests primarily in    Management, L.P.
                                                             stocks of small- and
                                                             medium-size non-U.S. companies
                                                             with capitalizations of less
                                                             than $2 billion.

1SP                4SP               Wanger U.S. Smaller     Objective: long-term growth of   Liberty Wanger Asset
2SP                5SP               Companies               capital. Invests primarily in    Management, L.P.
                                     (previously Wanger      stocks of small- and
                                     U.S. Small Cap)         medium-size U.S. companies
                                                             with capitalizations of less
                                                             than $5 billion.

1AA                4AA               Wells Fargo VT Asset    Objective: long-term total       Wells Fargo Funds
2AA                5AA               Allocation Fund         return, consistent with          Management, LLC, adviser;
                                                             reasonable risk. Invests         Wells Capital Management
                                                             primarily in the securities of   Incorporated, sub-adviser.
                                                             various indexes to replicate
                                                             the total return of the index.
                                                             We use an asset allocation
                                                             model to allocate and
                                                             reallocate assets among common
                                                             stocks (S&P 500 Index), U.S.
                                                             Treasury bonds (Lehman
                                                             Brothers 20+ Treasury Index)
                                                             and money market instruments,
                                                             operating from a target
                                                             allocation of 60% stocks and
                                                             40% bonds.

1WI                4WI               Wells Fargo VT          Objective: total return with     Wells Fargo Funds
2WI                5WI               International  Equity   an emphasis on capital           Management, LLC, adviser;
                                     Fund                    appreciation over the            Wells Capital Management
                                                             long-term. Invests primarily     Incorporated, sub-adviser.
                                                             in equity securities of
                                                             non-U.S. companies.

1SG                4SG               Wells Fargo VT Small    Objective: long-term capital     Wells Fargo Funds
2SG                5SG               Cap Growth Fund         appreciation. Invests            Management, LLC, adviser;
                                                             primarily in common stocks       Wells Capital Management
                                                             issued by companies whose        Incorporated, sub-adviser.
                                                             market capitalization falls
                                                             within the range of the
                                                             Russell 2000 Index, which is
                                                             considered a small
                                                             capitalization index.



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-     the optional Maximum Anniversary Value Death Benefit Rider;(1)
-     the optional Enhanced Earnings Death Benefit Rider;(1)
-     the optional Enhanced Earnings Plus Death Benefit Rider;(1)
-     the fixed account and/or subaccounts in which you want to invest;
-     how you want to make purchase payments;
-     a beneficiary; and
- under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.
(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and
- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
    $23.08 biweekly, or
    $50 per month


                                                   RAVA ADVANTAGE         RAVA SELECT
If paying by any other method:
    initial payment for qualified annuities           $ 1,000              $  2,000
    initial payment for nonqualified annuities          2,000                10,000
    for any additional payments                            50                    50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                    RAVA ADVANTAGE                RAVA SELECT
For the first year:
  up to age 85                        $1,000,000                   $999,999
  for ages 86 to 90                      100,000                    100,000

For each subsequent year:
  up to age 85                           100,000                    100,000
  for ages 86-90                          50,000                     50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or
2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-   a bank authorization.

CHARGES


CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.


ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on nonqualified contracts. EEP is only available on contracts purchased through a transfer or exchange.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   SEVEN-YEAR SCHEDULE                                                      TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE                     SURRENDER CHARGE                  YEARS FROM PURCHASE                     SURRENDER CHARGE
  PAYMENT RECEIPT                          PERCENTAGE                       PAYMENT RECEIPT                          PERCENTAGE
         1                                     7%                                  1                                     8%
         2                                     7                                   2                                     8
         3                                     7                                   3                                     8
         4                                     6                                   4                                     7
         5                                     5                                   5                                     7
         6                                     4                                   6                                     6
         7                                     2                                   7                                     5
         Thereafter                            0                                   8                                     4
                                                                                   9                                     3
                                                                                  10                                     2
                                                                                  Thereafter                             0

SURRENDER CHARGE UNDER RAVA SELECT

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR                       SURRENDER CHARGE PERCENTAGE
     1                                           7%
     2                                           7
     3                                           7
     Thereafter                                  0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------  = $1,075.27
     1.00 - SURRENDER CHARGE                 .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:


- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-    We received these payments:


     --     $10,000 July 1, 2002;
     --     $ 8,000 Dec. 31, 2007;
     --     $ 6,000 Feb. 20, 2010; and
- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and
-    The prior anniversary July 1, 2011 contract value was $28,000.



SURRENDER CHARGE           EXPLANATION
     $  0                  $2,500 is contract earnings surrendered without charge; and
        0                  $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                           10% of $28,000 = $2,800 - $2,500 = $300
        0                  $10,000 July 1, 2002 payment was received eight or more years before surrender and is surrendered without surrender charge; and
      480                  $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, surrendered with a 6%
                           surrender charge; and
      420                  $6,000 Feb. 20, 2010 payment is in its second year from receipt, surrendered with a 7%
                           surrender charge.
     ----
     $900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges under RAVA Advantage or RAVA Select for:

-    surrenders of any contract earnings;
- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;
-    amounts we refund to you during the free look period*;
-    death benefits*; and
- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;


-    minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);

- minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and

- minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;


-    surrender charges;

-    a prorated portion of the contract administrative charge;

- a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected);

- a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected); and/or

- a prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS UNDER RAVA ADVANTAGE

For RAVA Advantage, we add a credit* to your contract in the amount of:

-    1% of each purchase payment received:
     -- if you elect the ten-year surrender charge schedule for your contract;
        OR
     -- if you elect the seven-year surrender charge schedule for your contract
        AND your initial purchase payment to the contract is at least $100,000.
- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.


* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

PURCHASE PAYMENT CREDITS UNDER RAVA SELECT

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
Of dollars each month                       Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low - >            Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            June                    100                     18                       5.56
and fewer units                             July                    100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high - >                    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

Subject to availability, you can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge,") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1 BY REGULAR OR EXPRESS MAIL:


-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE:


-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;


-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.


If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or


-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS:


                                                PS X DB
                                                -------
                                                   CV


     PS = the partial surrender including any applicable surrender charge.


     DB = the death benefit on the date of (but prior to) the partial surrender.


     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

          We calculate the death benefit on March 1, 2008 as follows:
          The contract value on the most recent sixth contract anniversary:         $30,000
          plus purchase payments made since that anniversary:                             0
          minus "adjusted partial surrenders" taken since that anniversary calculated as:
          $1,500 X $30,000
          ---------------- =                                                         -1,607
              $28,000                                                               -------
          for a death benefit of:                                                   $28,393


IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:
     - the beneficiary asks us in writing within 60 days after we receive proof of death; and
     -  payouts begin no later than one year following the year of your death;
        and
     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


TERMINATING THE MAV


- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000
         plus purchase payments made since that anniversary:                 +0
         minus adjusted partial surrenders, calculated as:
         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------
         for a death benefit of:                                        $22,364


NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. THIS RIDER IS ONLY AVAILABLE UNDER A NONQUALIFIED ANNUITY CONTRACT. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,
PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.


TERMINATING THE EEB


- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.


- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.


- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchase the contract with a payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                                       $110,000
      plus the EEB benefit which equals 40% of earnings
         at death (MAV death benefit minus payments not
         previously surrendered):
         0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                                  $110,000
     plus the EEB benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                          +4,000
                                                                               --------
     Total death benefit of:                                                   $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 X $110,000)
         $110,000 -  --------------------  =                                     $57,619
                         $105,000
      plus the EEB benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                             +1,048
                                                                                 -------
      Total death benefit of:                                                    $58,667

- On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                                       $200,000
      plus the EEB (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         0.40 X 2.50 X ($55,000) =                                               +55,000
                                                                                --------
      Total death benefit of:                                                   $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the EEB (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         0.40 X 2.50 X ($55,000) =                                               +55,000
                                                                                --------
      Total death benefit of:                                                   $305,000

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                                       $250,000
         plus the EEB benefit which equals 40% of earnings
         at death (the standard death benefit minus payments not
         previously surrendered):
         0.40 X ($250,000 - $105,000) =                                          +58,000
                                                                                --------
      Total death benefit of:                                                   $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER NONQUALIFIED ANNUITIES PURCHASED THROUGH AN EXCHANGE. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;
PLUS


- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.


Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS



                IF YOU AND THE ANNUITANT ARE UNDER AGE 70     IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD              OR OLDER ON THE RIDER EFFECTIVE DATE, ADD
     1          Zero                                          Zero
     2          40% X earnings at death (see above)           15% X earnings at death
 3 & 4          40% X (earnings at death + 25% of exchange    15% X (earnings at death + 25% of exchange purchase payment*)
                        purchase payment*)
    5+          40% X (earnings at death + 50% of exchange    15% X (earnings at death + 50% of exchange purchase payment*)
                        purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change.

EXAMPLE OF THE ENHANCED EARNINGS PLUS DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.


- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                                       $110,000
      plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus purchase payments not previously surrendered):
         0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

      MAV death benefit (MAV):                                                  $110,000
      plus the EEP Part I benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                           +4,000
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 X $100,000 =                                                       +10,000
                                                                                --------
      Total death benefit of:                                                   $124,000

- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 -  ($50,000 X $110,000)
                     --------------------  =                                     $57,619
                         $105,000
      plus the EEP Part I benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                             +1,048
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 X $55,000 =                                                         +5,500
                                                                                --------
      Total death benefit of:                                                    $64,167

- On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                                       $200,000
      plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 X (2.50 X $55,000) =                                                +55,000
      plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 X $55,000 =                        +11,000
                                                                                --------
      Total death benefit of:                                                   $266,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 X (2.50 X $55,000)=                                                 +55,000
      plus the EEP Part II, which after the fourth contract year equals 20%
         of exchange purchase payments identified at issue and
         not previously surrendered: 0.20 X $55,000 =                            +11,000
                                                                                --------
      Total death benefit of:                                                   $316,000

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 X ($250,000 - $105,000) =                                          +58,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 X $55,000 =                        +11,000
                                                                                --------
      Total death benefit of:                                                   $319,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.
- the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

If your spouse chooses not to convert the EEB rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB OR EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN
MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, and action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 66
Rating Agencies                                          p. 67
Principal Underwriter                                    p. 67
Independent Auditors                                     p. 67
Financial Statements

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6406 D (5/02)

AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE(SM)
VARIABLE ANNUITY - BAND 3

ISSUED BY:
IDS LIFE INSURANCE COMPANY

AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3

PROSPECTUS


MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and

- individuals investing an initial purchase payment of $1 million (other individuals).


IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)

            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for:



- American Express(R) Variable Portfolio Funds                  - INVESCO Variable Investment Funds, Inc.
- AIM Variable Insurance Funds                                  - Janus Aspen Series: Service Shares
- Alliance Variable Products Series Fund                        - Lazard Retirement Series, Inc.
- American Century(R) Variable Portfolios, Inc.                 - MFS(R) Variable Insurance Trust(SM)
- Calvert Variable Series, Inc.                                 - Pioneer Variable Contracts Trust (VCT), Class II Shares
- Evergreen Variable Annuity Trust                              - Putnam Variable Trust - Class IB Shares
- Fidelity(R) Variable Insurance Products - Service Class 2     - Strong Opportunity Fund II, Inc.
- Franklin(R) Templeton(R) Variable Insurance                   - Wanger Advisors Trust
  Products Trust (FTVIPT) - Class 2                             - Wells Fargo Variable Trust Funds
- Goldman Sachs Variable Insurance Trust (VIT)

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                         3
THE CONTRACT IN BRIEF                                             4
EXPENSE SUMMARY                                                   5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                      19
FINANCIAL STATEMENTS                                             24
PERFORMANCE INFORMATION                                          25
THE VARIABLE ACCOUNT AND THE FUNDS                               26
THE FIXED ACCOUNT                                                34
BUYING YOUR CONTRACT                                             34
CHARGES                                                          36
VALUING YOUR INVESTMENT                                          38
MAKING THE MOST OF YOUR CONTRACT                                 39
SURRENDERS                                                       42
TSA--SPECIAL SURRENDER PROVISIONS                                42
CHANGING OWNERSHIP                                               43
BENEFITS IN CASE OF DEATH--STANDARD DEATH BENEFIT                43
OPTIONAL BENEFITS                                                45
THE ANNUITY PAYOUT PERIOD                                        51
TAXES                                                            53
VOTING RIGHTS                                                    55
SUBSTITUTION OF INVESTMENTS                                      55
ABOUT THE SERVICE PROVIDERS                                      55
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION     57

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.).Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 26)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 34)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 34)

MINIMUM ALLOWABLE PURCHASE PAYMENTS

   FOR EMPLOYEES/ADVISORS:
      If paying by installments under a scheduled payment plan:
         $23.08 biweekly, or
         $50 per month
      If paying by any other method:
         $1,000 initial payment for qualified annuities
         $2,000 initial payment for nonqualified annuities
         $50 for any additional payments

   FOR OTHER INDIVIDUALS:
         $1 million

MAXIMUM ALLOWABLE PURCHASE PAYMENTS

   FOR EMPLOYEES/ADVISORS:
      For the first year:
         $2,000,000 for issue ages up to 85
         $100,000 for issue ages 86 to 90
      For each subsequent year:
         $100,000 for issue ages up to 85
         $50,000 for issue ages 86 to 90

   FOR OTHER INDIVIDUALS:
      For the first year:
         $2,000,000 for issue ages up to 85
         $1,000,000 for issue ages 86 to 90
      For each subsequent year:
         $100,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 40)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 42)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 43)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 43)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 45)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 51)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 53)

CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;

- a 0.55% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

- the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Death Benefit (MAV), an annual fee of 0.15% of the contract value;

- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and

- if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

SURRENDER CHARGE:                                                                       0%
ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                  $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV) FEE:                                0.15%
(As a percentage of the contract value charged annually at the contract anniversary.
   This is an optional expense.)
ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE:                                        0.30%
(As a percentage of the contract value charged annually at the contract anniversary.
   This is an optional expense.)
ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE:                                   0.40%
(As a percentage of the contract value charged annually at the contract anniversary.
   This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)                              0.55%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                        MANAGEMENT       12b-1          OTHER
                                                                           FEES          FEES         EXPENSES       TOTAL
                                                                           ----          ----         --------       -----
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                             .54%           .13%          .11%           .78%(1)
      Bond Fund                                                            .60            .13           .07            .80(2)
      Capital Resource Fund                                                .61            .13           .04            .78(2)
      Cash Management Fund                                                 .51            .13           .04            .68(2)
      Diversified Equity Income Fund                                       .55            .13           .23            .91(1)
      Emerging Markets Fund                                               1.16            .13           .46           1.75(1)
      Equity Select Fund                                                   .64            .13           .33           1.10(1)
      Extra Income Fund                                                    .62            .13           .07            .82(2)
      Federal Income Fund                                                  .61            .13           .10            .84(1)
      Global Bond Fund                                                     .84            .13           .10           1.07(2)
      Growth Fund                                                          .62            .13           .15            .90(1)
      International Fund                                                   .83            .13           .08           1.04(2)
      Managed Fund                                                         .59            .13           .04            .76(2)
      NEW DIMENSIONS FUND(R)                                               .60            .13           .06            .79(2)
      Partners Small Cap Value Fund                                       1.02            .13           .35           1.50(1)
      S&P 500 Index Fund                                                   .29            .13           .07            .49(1)
      Small Cap Advantage Fund                                             .73            .13           .30           1.16(1)
      Stock Fund                                                           .56            .13           .41           1.10(1)
      Strategy Aggressive Fund                                             .60            .13           .05            .78(2)
AIM V.I.
      Capital Appreciation Fund, Series II                                 .61            .25           .24           1.10(3)
      Capital Development Fund, Series II                                  .75            .25           .41           1.41(3)
Alliance VP
      AllianceBernstein International Value Portfolio (Class B)             --            .25           .95           1.20(4)
      Growth and Income Portfolio (Class B)                                .63            .25           .04            .92(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class II                                          1.19            .25            --           1.44(6),(7)
      VP Value, Class II                                                   .86            .25            --           1.11(6),(8)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70             --           .17            .87(9)
Evergreen VA
      Capital Growth Fund, Class L Shares                                  .80            .25           .08           1.13(10)
Fidelity VIP
      Growth & Income Portfolio (Service Class 2)                          .48            .25           .11            .84(11)
      Mid Cap Portfolio (Service Class 2)                                  .58            .25           .11            .94(11)
      Overseas Portfolio (Service Class 2)                                 .73            .25           .20           1.18(11)
FTVIPT
      Franklin Real Estate Fund - Class 2                                  .56            .25           .03            .84(12),(13)
      Franklin Small Cap Value Securities Fund - Class 2                   .57            .25           .20           1.02(13),(14)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Mutual Shares Securities Fund - Class 2                              .60            .25           .19           1.04(13)

                                                                    MANAGEMENT       12b-1          OTHER
                                                                       FEES          FEES         EXPENSES       TOTAL
                                                                       ----          ----         --------       -----
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                       .70%             --%          .11%         .81%(15)
      Mid Cap Value Fund                                              .80              --           .13          .93(15)
INVESCO VIF
      Dynamics Fund                                                   .75              --           .33         1.08(16),(17)
      Financial Services Fund                                         .75              --           .32         1.07(16),(17)
      Technology Fund                                                 .75              --           .32         1.07(16),(17)
      Telecommunications Fund                                         .75              --           .34         1.09(16),(17)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                     .65             .25           .05          .95(18)
      International Growth Portfolio: Service Shares                  .65             .25           .06          .96(18)
Lazard Retirement Series
      International Equity Portfolio                                  .75             .25           .25         1.25(19)
MFS(R)
      Investors Growth Stock Series - Service Class                   .75             .25           .17         1.17(20),(21)
      New Discovery Series - Service Class                            .90             .25           .16         1.31(20),(21),(22)
      Utilities Series - Service Class                                .75             .25           .18         1.18(20),(21)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares           .65             .25           .12         1.02(5)
      Pioneer Europe VCT Portfolio - Class II Shares                  .51             .25          2.46         3.22(23)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                .70             .25           .09         1.04(24)
      Putnam VT International Growth Fund - Class IB Shares           .76             .25           .18         1.19(24)
      Putnam VT Vista Fund - Class IB Shares                          .61             .25           .06          .92(24)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                      .75             .25           .54         1.54(25)
Wanger
      International Small Cap                                        1.24              --           .19         1.43(26)
      U.S. Smaller Companies                                          .94              --           .05          .99(26)
      (previously Wanger U.S. Small Cap)
Wells Fargo VT
      Asset Allocation Fund                                           .49             .25           .26         1.00(27)
      International Equity Fund                                        --             .25           .75         1.00(27)
      Small Cap Growth Fund                                           .63             .25           .32         1.20(27)


(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22%and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees", "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(17) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended Dec. 31,2001 were insignificant.

(18) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(19) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(22) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(23) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(24) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(25) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(26) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(27) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*

In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. This example assumes that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)   the base contract with no optional riders,

2) the contract with the selection of the Enhanced Earnings Death Benefit Rider (EEB),

3) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider (EEP),

4) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV),

5)   the contract with the selection of both the MAV and the EEB Riders, and

6)   the contract with the selection of both the MAV and the EEP Riders.

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders                                $14.16        $44.01       $  76.04        $166.71
      optional EEB                                                          17.23         53.40          91.99         200.06
      optional EEP                                                          18.26         56.52          97.26         210.97
      optional MAV                                                          15.69         48.71          84.04         183.51
      optional MAV and EEB                                                  18.77         58.08          99.89         216.38
      optional MAV and EEP                                                  19.79         61.19         105.13         227.12
AXP(R) VP - Bond Fund
      base contract with no optional riders                                 14.36         44.63          77.10         168.96
      optional EEB                                                          17.44         54.03          93.04         202.25
      optional EEP                                                          18.46         57.15          98.31         213.13
      optional MAV                                                          15.90         49.34          85.10         185.73
      optional MAV and EEB                                                  18.97         58.70         100.94         218.53
      optional MAV and EEP                                                  20.00         61.81         106.17         229.25
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders                                 14.16         44.01          76.04         166.71
      optional EEB                                                          17.23         53.40          91.99         200.06
      optional EEP                                                          18.26         56.52          97.26         210.97
      optional MAV                                                          15.69         48.71          84.04         183.51
      optional MAV and EEB                                                  18.77         58.08          99.89         216.38
      optional MAV and EEP                                                  19.79         61.19         105.13         227.12
AXP(R) VP - Cash Management Fund
      base contract with no optional riders                                 13.13         40.86          70.67         155.37
      optional EEB                                                          16.21         50.28          86.69         189.05
      optional EEP                                                          17.23         53.40          91.99         200.06
      optional MAV                                                          14.67         45.58          78.71         172.34
      optional MAV and EEB                                                  17.74         54.96          94.62         205.53
      optional MAV and EEP                                                  18.77         58.08          99.89         216.38
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders                                 15.49         48.09          82.97         181.28
      optional EEB                                                          18.56         57.46          98.84         214.22
      optional EEP                                                          19.59         60.57         104.08         224.98
      optional MAV                                                          17.03         52.78          90.93         197.87
      optional MAV and EEB                                                  20.10         62.12         106.69         230.32
      optional MAV and EEP                                                  21.13         65.22         111.90         240.93

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                                           ------        -------        -------      --------
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders                                $24.10        $74.18        $126.89        $271.10
      optional EEB                                                          27.17         83.39         142.21         301.41
      optional EEP                                                          28.20         86.45         147.27         311.31
      optional MAV                                                          25.64         78.79         134.58         286.37
      optional MAV and EEB                                                  28.71         87.98         149.80         316.23
      optional MAV and EEP                                                  29.74         91.03         154.83         325.99
AXP(R) VP - Equity Select Fund
      base contract with no optional riders                                 17.44         54.03          93.04         202.25
      optional EEB                                                          20.51         63.36         108.78         234.58
      optional EEP                                                          21.54         66.46         113.98         245.14
      optional MAV                                                          18.97         58.70         100.94         218.53
      optional MAV and EEB                                                  22.05         68.01         116.58         250.38
      optional MAV and EEP                                                  23.07         71.10         121.75         260.79
AXP(R) VP - Extra Income Fund
      base contract with no optional riders                                 14.57         45.26          78.17         171.21
      optional EEB                                                          17.64         54.65          94.10         204.44
      optional EEP                                                          18.67         57.77          99.36         215.30
      optional MAV                                                          16.10         49.96          86.16         187.95
      optional MAV and EEB                                                  19.18         59.32         101.98         220.69
      optional MAV and EEP                                                  20.20         62.43         107.22         231.39
AXP(R) VP - Federal Income Fund
      base contract with no optional riders                                 14.77         45.89          79.24         173.46
      optional EEB                                                          17.85         55.28          95.15         206.62
      optional EEP                                                          18.87         58.39         100.41         217.46
      optional MAV                                                          16.31         50.59          87.22         190.16
      optional MAV and EEB                                                  19.38         59.95         103.03         222.83
      optional MAV and EEP                                                  20.41         63.05         108.26         233.51
AXP(R) VP - Global Bond Fund
      base contract with no optional riders                                 17.13         53.09          91.46         198.97
      optional EEB                                                          20.20         62.43         107.22         231.39
      optional EEP                                                          21.23         65.53         112.42         241.98
      optional MAV                                                          18.67         57.77          99.36         215.30
      optional MAV and EEB                                                  21.74         67.08         115.02         247.24
      optional MAV and EEP                                                  22.77         70.17         120.20         257.68
AXP(R) VP - Growth Fund
      base contract with no optional riders                                 15.39         47.77          82.44         180.17
      optional EEB                                                          18.46         57.15          98.31         213.13
      optional EEP                                                          19.49         60.26         103.56         223.91
      optional MAV                                                          16.92         52.47          90.40         196.77
      optional MAV and EEB                                                  20.00         61.81         106.17         229.25
      optional MAV and EEP                                                  21.02         64.91         111.38         239.87

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
AXP(R) VP - International Fund
      base contract with no optional riders                                $16.82        $52.15       $  89.87        $195.67
      optional EEB                                                          19.90         61.50         105.65         228.19
      optional EEP                                                          20.92         64.60         110.86         238.81
      optional MAV                                                          18.36         56.83          97.78         212.05
      optional MAV and EEB                                                  21.43         66.15         113.46         244.09
      optional MAV and EEP                                                  22.46         69.25         118.65         254.56
AXP(R) VP - Managed Fund
      base contract with no optional riders                                 13.95         43.38          74.96         164.45
      optional EEB                                                          17.03         52.78          90.93         197.87
      optional EEP                                                          18.05         55.90          96.21         208.79
      optional MAV                                                          15.49         48.09          82.97         181.28
      optional MAV and EEB                                                  18.56         57.46          98.84         214.22
      optional MAV and EEP                                                  19.59         60.57         104.08         224.98
AXP(R) VP - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                                 14.26         44.32          76.57         167.84
      optional EEB                                                          17.33         53.72          92.51         201.16
      optional EEP                                                          18.36         56.83          97.78         212.05
      optional MAV                                                          15.80         49.03          84.57         184.62
      optional MAV and EEB                                                  18.87         58.39         100.41         217.46
      optional MAV and EEP                                                  19.90         61.50         105.65         228.19
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders                                 21.54         66.46         113.98         245.14
      optional EEB                                                          24.61         75.72         129.46         276.21
      optional EEP                                                          25.64         78.79         134.58         286.37
      optional MAV                                                          23.07         71.10         121.75         260.79
      optional MAV and EEB                                                  26.15         80.33         137.13         291.41
      optional MAV and EEP                                                  27.17         83.39         142.21         301.41
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders                                 11.18         34.87          60.43         133.53
      optional EEB                                                          14.26         44.32          76.57         167.84
      optional EEP                                                          15.28         47.46          81.91         179.05
      optional MAV                                                          12.72         39.60          68.52         150.81
      optional MAV and EEB                                                  15.80         49.03          84.57         184.62
      optional MAV and EEP                                                  16.82         52.15          89.87         195.67
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders                                 18.05         55.90          96.21         208.79
      optional EEB                                                          21.13         65.22         111.90         240.93
      optional EEP                                                          22.15         68.32         117.09         251.43
      optional MAV                                                          19.59         60.57         104.08         224.98
      optional MAV and EEB                                                  22.66         69.86         119.68         256.64
      optional MAV and EEP                                                  23.69         72.95         124.84         266.99

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
AXP(R) VP - Stock Fund
      base contract with no optional riders                                $17.44        $54.03       $  93.04        $202.25
      optional EEB                                                          20.51         63.36         108.78         234.58
      optional EEP                                                          21.54         66.46         113.98         245.14
      optional MAV                                                          18.97         58.70         100.94         218.53
      optional MAV and EEB                                                  22.05         68.01         116.58         250.38
      optional MAV and EEP                                                  23.07         71.10         121.75         260.79
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders                                 14.16         44.01          76.04         166.71
      optional EEB                                                          17.23         53.40          91.99         200.06
      optional EEP                                                          18.26         56.52          97.26         210.97
      optional MAV                                                          15.69         48.71          84.04         183.51
      optional MAV and EEB                                                  18.77         58.08          99.89         216.38
      optional MAV and EEP                                                  19.79         61.19         105.13         227.12
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders                                 17.44         54.03          93.04         202.25
      optional EEB                                                          20.51         63.36         108.78         234.58
      optional EEP                                                          21.54         66.46         113.98         245.14
      optional MAV                                                          18.97         58.70         100.94         218.53
      optional MAV and EEB                                                  22.05         68.01         116.58         250.38
      optional MAV and EEP                                                  23.07         71.10         121.75         260.79
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders                                 20.61         63.67         109.30         235.64
      optional EEB                                                          23.69         72.95         124.84         266.99
      optional EEP                                                          24.71         76.03         129.97         277.23
      optional MAV                                                          22.15         68.32         117.09         251.43
      optional MAV and EEB                                                  25.23         77.57         132.53         282.32
      optional MAV and EEP                                                  26.25         80.64         137.64         292.41
Alliance VP AllianceBernstein International Value Portfolio (Class B)
      base contract with no optional riders                                 18.46         57.15          98.31         213.13
      optional EEB                                                          21.54         66.46         113.98         245.14
      optional EEP                                                          22.56         69.55         119.16         255.60
      optional MAV                                                          20.00         61.81         106.17         229.25
      optional MAV and EEB                                                  23.07         71.10         121.75         260.79
      optional MAV and EEP                                                  24.10         74.18         126.89         271.10
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders                                 15.59         48.40          83.50         182.40
      optional EEB                                                          18.67         57.77          99.36         215.30
      optional EEP                                                          19.69         60.88         104.60         226.05
      optional MAV                                                          17.13         53.09          91.46         198.97
      optional MAV and EEB                                                  20.20         62.43         107.22         231.39
      optional MAV and EEP                                                  21.23         65.53         112.42         241.98

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
American Century(R) VP International, Class II
      base contract with no optional riders                                $20.92        $64.60        $110.86        $238.81
      optional EEB                                                          24.00         73.87         126.38         270.07
      optional EEP                                                          25.02         76.95         131.51         280.29
      optional MAV                                                          22.46         69.25         118.65         254.56
      optional MAV and EEB                                                  25.53         78.49         134.07         285.35
      optional MAV and EEP                                                  26.56         81.56         139.16         295.42
American Century(R) VP Value, Class II
      base contract with no optional riders                                 17.54         54.34          93.57         203.35
      optional EEB                                                          20.61         63.67         109.30         235.64
      optional EEP                                                          21.64         66.77         114.50         246.19
      optional MAV                                                          19.08         59.01         101.46         219.61
      optional MAV and EEB                                                  22.15         68.32         117.09         251.43
      optional MAV and EEP                                                  23.18         71.41         122.26         261.83
Calvert Variable Series, Inc. Social Balanced Portfolio
      base contract with no optional riders                                 15.08         46.83          80.84         176.82
      optional EEB                                                          18.15         56.21          96.73         209.88
      optional EEP                                                          19.18         59.32         101.98         220.69
      optional MAV                                                          16.62         51.53          88.81         193.47
      optional MAV and EEB                                                  19.69         60.88         104.60         226.05
      optional MAV and EEP                                                  20.72         63.98         109.82         236.70
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders                                 17.74         54.96          94.62         205.53
      optional EEB                                                          20.82         64.29         110.34         237.76
      optional EEP                                                          21.84         67.39         115.54         248.29
      optional MAV                                                          19.28         59.64         102.51         221.76
      optional MAV and EEB                                                  22.36         68.94         118.13         253.52
      optional MAV and EEP                                                  23.38         72.02         123.29         263.89
Fidelity VIP Growth & Income Portfolio (Service Class 2)
      base contract with no optional riders                                 14.77         45.89          79.24         173.46
      optional EEB                                                          17.85         55.28          95.15         206.62
      optional EEP                                                          18.87         58.39         100.41         217.46
      optional MAV                                                          16.31         50.59          87.22         190.16
      optional MAV and EEB                                                  19.38         59.95         103.03         222.83
      optional MAV and EEP                                                  20.41         63.05         108.26         233.51
Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders                                 15.80         49.03          84.57         184.62
      optional EEB                                                          18.87         58.39         100.41         217.46
      optional EEP                                                          19.90         61.50         105.65         228.19
      optional MAV                                                          17.33         53.72          92.51         201.16
      optional MAV and EEB                                                  20.41         63.05         108.26         233.51
      optional MAV and EEP                                                  21.43         66.15         113.46         244.09

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
Fidelity VIP Overseas Portfolio (Service Class 2)
      base contract with no optional riders                                $18.26        $56.52       $  97.26        $210.97
      optional EEB                                                          21.33         65.84         112.94         243.03
      optional EEP                                                          22.36         68.94         118.13         253.52
      optional MAV                                                          19.79         61.19         105.13         227.12
      optional MAV and EEB                                                  22.87         70.48         120.71         258.72
      optional MAV and EEP                                                  23.89         73.57         125.87         269.04
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                 14.77         45.89          79.24         173.46
      optional EEB                                                          17.85         55.28          95.15         206.62
      optional EEP                                                          18.87         58.39         100.41         217.46
      optional MAV                                                          16.31         50.59          87.22         190.16
      optional MAV and EEB                                                  19.38         59.95         103.03         222.83
      optional MAV and EEP                                                  20.41         63.05         108.26         233.51
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Franklin Value Securities Fund - Class 2)
      base contract with no optional riders                                 16.62         51.53          88.81         193.47
      optional EEB                                                          19.69         60.88         104.60         226.05
      optional EEP                                                          20.72         63.98         109.82         236.70
      optional MAV                                                          18.15         56.21          96.73         209.88
      optional MAV and EEB                                                  21.23         65.53         112.42         241.98
      optional MAV and EEP                                                  22.25         68.63         117.61         252.47
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                                 16.82         52.15          89.87         195.67
      optional EEB                                                          19.90         61.50         105.65         228.19
      optional EEP                                                          20.92         64.60         110.86         238.81
      optional MAV                                                          18.36         56.83          97.78         212.05
      optional MAV and EEB                                                  21.43         66.15         113.46         244.09
      optional MAV and EEP                                                  22.46         69.25         118.65         254.56
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                                 14.46         44.95          77.64         170.09
      optional EEB                                                          17.54         54.34          93.57         203.35
      optional EEP                                                          18.56         57.46          98.84         214.22
      optional MAV                                                          16.00         49.65          85.63         186.84
      optional MAV and EEB                                                  19.08         59.01         101.46         219.61
      optional MAV and EEP                                                  20.10         62.12         106.69         230.32
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                 15.69         48.71          84.04         183.51
      optional EEB                                                          18.77         58.08          99.89         216.38
      optional EEP                                                          19.79         61.19         105.13         227.12
      optional MAV                                                          17.23         53.40          91.99         200.06
      optional MAV and EEB                                                  20.31         62.74         107.74         232.45
      optional MAV and EEP                                                  21.33         65.84         112.94         243.03

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
INVESCO VIF - Dynamics Fund
      base contract with no optional riders                                $17.23        $53.40       $  91.99        $200.06
      optional EEB                                                          20.31         62.74         107.74         232.45
      optional EEP                                                          21.33         65.84         112.94         243.03
      optional MAV                                                          18.77         58.08          99.89         216.38
      optional MAV and EEB                                                  21.84         67.39         115.54         248.29
      optional MAV and EEP                                                  22.87         70.48         120.71         258.72
INVESCO VIF - Financial Services Fund
      base contract with no optional riders                                 17.13         53.09          91.46         198.97
      optional EEB                                                          20.20         62.43         107.22         231.39
      optional EEP                                                          21.23         65.53         112.42         241.98
      optional MAV                                                          18.67         57.77          99.36         215.30
      optional MAV and EEB                                                  21.74         67.08         115.02         247.24
      optional MAV and EEP                                                  22.77         70.17         120.20         257.68
INVESCO VIF - Technology Fund
      base contract with no optional riders                                 17.13         53.09          91.46         198.97
      optional EEB                                                          20.20         62.43         107.22         231.39
      optional EEP                                                          21.23         65.53         112.42         241.98
      optional MAV                                                          18.67         57.77          99.36         215.30
      optional MAV and EEB                                                  21.74         67.08         115.02         247.24
      optional MAV and EEP                                                  22.77         70.17         120.20         257.68
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders                                 17.33         53.72          92.51         201.16
      optional EEB                                                          20.41         63.05         108.26         233.51
      optional EEP                                                          21.43         66.15         113.46         244.09
      optional MAV                                                          18.87         58.39         100.41         217.46
      optional MAV and EEB                                                  21.95         67.70         116.06         249.34
      optional MAV and EEP                                                  22.97         70.79         121.23         259.75
Janus Aspen Series Global Technology Portfolio: Service Shares
      base contract with no optional riders                                 15.90         49.34          85.10         185.73
      optional EEB                                                          18.97         58.70         100.94         218.53
      optional EEP                                                          20.00         61.81         106.17         229.25
      optional MAV                                                          17.44         54.03          93.04         202.25
      optional MAV and EEB                                                  20.51         63.36         108.78         234.58
      optional MAV and EEP                                                  21.54         66.46         113.98         245.14
Janus Aspen Series International Growth Portfolio: Service Shares
      base contract with no optional riders                                 15.49         48.09          82.97         181.28
      optional EEB                                                          18.56         57.46          98.84         214.22
      optional EEP                                                          19.59         60.57         104.08         224.98
      optional MAV                                                          17.03         52.78          90.93         197.87
      optional MAV and EEB                                                  20.10         62.12         106.69         230.32
      optional MAV and EEP                                                  21.13         65.22         111.90         240.93

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
Lazard Retirement International Equity Portfolio
      base contract with no optional riders                                $18.97      $  58.70        $100.94        $218.53
      optional EEB                                                          22.05         68.01         116.58         250.38
      optional EEP                                                          23.07         71.10         121.75         260.79
      optional MAV                                                          20.51         63.36         108.78         234.58
      optional MAV and EEB                                                  23.59         72.64         124.32         265.96
      optional MAV and EEP                                                  24.61         75.72         129.46         276.21
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders                                 18.15         56.21          96.73         209.88
      optional EEB                                                          21.23         65.53         112.42         241.98
      optional EEP                                                          22.25         68.63         117.61         252.47
      optional MAV                                                          19.69         60.88         104.60         226.05
      optional MAV and EEB                                                  22.77         70.17         120.20         257.68
      optional MAV and EEP                                                  23.79         73.26         125.35         268.02
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders                                 19.59         60.57         104.08         224.98
      optional EEB                                                          22.66         69.86         119.68         256.64
      optional EEP                                                          23.69         72.95         124.84         266.99
      optional MAV                                                          21.13         65.22         111.90         240.93
      optional MAV and EEB                                                  24.20         74.49         127.41         272.12
      optional MAV and EEP                                                  25.23         77.57         132.53         282.32
MFS(R) Utilities Series - Service Class
      base contract with no optional riders                                 18.26         56.52          97.26         210.97
      optional EEB                                                          21.33         65.84         112.94         243.03
      optional EEP                                                          22.36         68.94         118.13         253.52
      optional MAV                                                          19.79         61.19         105.13         227.12
      optional MAV and EEB                                                  22.87         70.48         120.71         258.72
      optional MAV and EEP                                                  23.89         73.57         125.87         269.04
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders                                 16.62         51.53          88.81         193.47
      optional EEB                                                          19.69         60.88         104.60         226.05
      optional EEP                                                          20.72         63.98         109.82         236.70
      optional MAV                                                          18.15         56.21          96.73         209.88
      optional MAV and EEB                                                  21.23         65.53         112.42         241.98
      optional MAV and EEP                                                  22.25         68.63         117.61         252.47
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders                                 39.17        118.77         200.12         411.31
      optional EEB                                                          42.24        127.71         214.50         437.46
      optional EEP                                                          43.27        130.67         219.26         446.00
      optional MAV                                                          40.70        123.25         207.33         424.49
      optional MAV and EEB                                                  43.78        132.15         221.63         450.24
      optional MAV and EEP                                                  44.80        135.11         226.35         458.65

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                           ------       -------        -------       --------
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders                                $16.82        $52.15       $  89.87        $195.67
      optional EEB                                                          19.90         61.50         105.65         228.19
      optional EEP                                                          20.92         64.60         110.86         238.81
      optional MAV                                                          18.36         56.83          97.78         212.05
      optional MAV and EEB                                                  21.43         66.15         113.46         244.09
      optional MAV and EEP                                                  22.46         69.25         118.65         254.56
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders                                 18.36         56.83          97.78         212.05
      optional EEB                                                          21.43         66.15         113.46         244.09
      optional EEP                                                          22.46         69.25         118.65         254.56
      optional MAV                                                          19.90         61.50         105.65         228.19
      optional MAV and EEB                                                  22.97         70.79         121.23         259.75
      optional MAV and EEP                                                  24.00         73.87         126.38         270.07
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                 15.59         48.40          83.50         182.40
      optional EEB                                                          18.67         57.77          99.36         215.30
      optional EEP                                                          19.69         60.88         104.60         226.05
      optional MAV                                                          17.13         53.09          91.46         198.97
      optional MAV and EEB                                                  20.20         62.43         107.22         231.39
      optional MAV and EEP                                                  21.23         65.53         112.42         241.98
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders                                 21.95         67.70         116.06         249.34
      optional EEB                                                          25.02         76.95         131.51         280.29
      optional EEP                                                          26.05         80.02         136.62         290.40
      optional MAV                                                          23.48         72.33         123.81         264.93
      optional MAV and EEB                                                  26.56         81.56         139.16         295.42
      optional MAV and EEP                                                  27.58         84.62         144.24         305.28
Wanger International Small Cap
      base contract with no optional riders                                 20.82         64.29         110.34         237.76
      optional EEB                                                          23.89         73.57         125.87         269.04
      optional EEP                                                          24.92         76.64         131.00         279.27
      optional MAV                                                          22.36         68.94         118.13         253.52
      optional MAV and EEB                                                  25.43         78.18         133.55         284.34
      optional MAV and EEP                                                  26.46         81.25         138.65         294.42
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders                                 16.31         50.59          87.22         190.16
      optional EEB                                                          19.38         59.95         103.03         222.83
      optional EEP                                                          20.41         63.05         108.26         233.51
      optional MAV                                                          17.85         55.28          95.15         206.62
      optional MAV and EEB                                                  20.92         64.60         110.86         238.81
      optional MAV and EEP                                                  21.95         67.70         116.06         249.34

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)



                                                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                           ------        -------       -------       --------
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                                $16.41        $50.90       $  87.75        $191.27
      optional EEB                                                          19.49         60.26         103.56         223.91
      optional EEP                                                          20.51         63.36         108.78         234.58
      optional MAV                                                          17.95         55.59          95.68         207.71
      optional MAV and EEB                                                  21.02         64.91         111.38         239.87
      optional MAV and EEP                                                  22.05         68.01         116.58         250.38
Wells Fargo VT International Equity Fund
      base contract with no optional riders                                 16.41         50.90          87.75         191.27
      optional EEB                                                          19.49         60.26         103.56         223.91
      optional EEP                                                          20.51         63.36         108.78         234.58
      optional MAV                                                          17.95         55.59          95.68         207.71
      optional MAV and EEB                                                  21.02         64.91         111.38         239.87
      optional MAV and EEP                                                  22.05         68.01         116.58         250.38
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                 18.46         57.15          98.31         213.13
      optional EEB                                                          21.54         66.46         113.98         245.14
      optional EEP                                                          22.56         69.55         119.16         255.60
      optional MAV                                                          20.00         61.81         106.17         229.25
      optional MAV and EEB                                                  23.07         71.10         121.75         260.79
      optional MAV and EEP                                                  24.10         74.18         126.89         271.10



* In these examples, the $30 contract administrative charge is approximated as a 0.051% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.



YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.11   $1.00
Accumulation unit value at end of period                                                                $0.82    $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   729      454     211
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.02   $1.00
Accumulation unit value at end of period                                                                $1.14    $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   985      410      47
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                          $0.94    $1.14   $1.00
Accumulation unit value at end of period                                                                $0.76    $0.94   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   291      266     872
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                          $1.07    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.10    $1.07   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 5,658    6,615   2,266
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%
Simple yield(2)                                                                                          1.05%      --      --
Compound yield(2)                                                                                        1.06%      --      --

SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.01    $1.02   $1.00
Accumulation unit value at end of period                                                                $1.02    $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   281      218      23
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT EM3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                          $0.75    $1.00      --
Accumulation unit value at end of period                                                                $0.73    $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                                     3        1      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT ES3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    38       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                          $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                                $0.95    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 1,549    1,186      48
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                          $1.09    $1.01   $1.00
Accumulation unit value at end of period                                                                $1.15    $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   592        1      10
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                          $1.03    $1.00   $1.00
Accumulation unit value at end of period                                                                $1.04    $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   249        4       3
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                          $0.94    $1.17   $1.00
Accumulation unit value at end of period                                                                $0.64    $0.94   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 1,285    1,762     401
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                          $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                                $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                    65       81     133
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                          $1.06    $1.09   $1.00
Accumulation unit value at end of period                                                                $0.94    $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   296      145      10
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                          $1.08    $1.19   $1.00
Accumulation unit value at end of period                                                                $0.89    $1.08   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 3,252    3,919     426
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT SV3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.07       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   411       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT IV3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                          $0.90    $1.00      --
Accumulation unit value at end of period                                                                $0.79    $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                   770      285      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                          $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                                $1.08    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   378      286      28
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT ST3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                          $1.22    $1.52   $1.00
Accumulation unit value at end of period                                                                $0.81    $1.22   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                   607      798      33
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     6       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     3       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3AB(6) (INVESTING IN SHARES OF ALLIANCE VP
  ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   210       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3AL(6) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   136       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL (CLASS II))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   146       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                     6        5      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND, CLASS L SHARES)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3FG(6) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   132       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3FM(6) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   132       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3FO(6) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     7       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.26    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.35    $1.26   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   211      148       4
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.20    $0.96   $1.00
Accumulation unit value at end of period                                                                $1.35    $1.20   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   150        9       2
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                          $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                                $0.87    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   943      577     170
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                          $1.24    $0.95   $1.00
Accumulation unit value at end of period                                                                $1.38    $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                   200       15       8
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.91       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.84       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.68    $1.00      --
Accumulation unit value at end of period                                                                $0.43    $0.68      --
Number of accumulation units outstanding at end of period (000 omitted)                                   202      310      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                          $0.80    $1.00      --
Accumulation unit value at end of period                                                                $0.61    $0.80      --
Number of accumulation units outstanding at end of period (000 omitted)                                   606      556      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                          $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                                $0.73    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   253       57       8
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.91    $1.00      --
Accumulation unit value at end of period                                                                $0.68    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                   913      533      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $0.96    $1.00      --
Accumulation unit value at end of period                                                                $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                   548      352      --
Ratio of operating expense to average net assets                                                         0.55%    0.55%     --

SUBACCOUNT 3UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.89       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   138       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   129       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   418       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                          $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                                $0.86    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                 1,092    1,330     183
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                   136       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.09    $1.51   $1.00
Accumulation unit value at end of period                                                                $0.85    $1.09   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                   769      599     112
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                          $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                                $1.17    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   820      990     125
Ratio of operating expense to average net assets                                                         0.55%    0.55%   0.55%

SUBACCOUNT 3AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     8       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

YEAR ENDED DEC. 31,                                                                                   2001    2000     1999
-------------------                                                                                   ----    ----     ----
SUBACCOUNT 3WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.90       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --

SUBACCOUNT 3SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                          $1.00       --      --
Accumulation unit value at end of period                                                                $0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)                                     2       --      --
Ratio of operating expense to average net assets                                                         0.55%      --      --



(1) Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 2000.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on Aug. 14, 2001.

(6) Operations commenced on Aug. 13, 2001.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

- contract administrative charge,

- applicable mortality and expense risk fee,

- Maximum Anniversary Value Death Benefit Rider fee, and

- Enhanced Earnings Plus Death Benefit Rider fee.

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
BC3              AXP(R) Variable Portfolio -    Objective: long-term total return           IDS Life, investment manager;
                 Blue Chip Advantage Fund       exceeding that of the U.S. stock market.    American Express Financial
                                                Invests primarily in blue chip              Corporation (AEFC),
                                                stocks. Blue chip stocks are issued by      investment adviser.
                                                companies with a market capitalization of
                                                at least $1 billion, an established
                                                management, a history of consistent
                                                earnings and a leading position
                                                within their respective industries.

BD3              AXP(R) Variable Portfolio -    Objective: high level of current income     IDS Life, investment
                 Bond Fund                      while conserving the value of the           manager; AEFC, investment
                                                investment and continuing a high level of   adviser.
                                                income for the longest time period.
                                                Invests primarily in bonds and other debt
                                                obligations.

CR3              AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests    IDS Life, investment
                 Capital Resource Fund          primarily in U.S. common stocks and other   manager; AEFC, investment
                                                securities convertible into common stocks.  adviser.

CM3              AXP(R) Variable Portfolio -    Objective: maximum current income           IDS Life, investment
                 Cash Management Fund           consistent with liquidity and stability     manager; AEFC, investment
                                                of principal. Invests primarily in money    adviser.
                                                market securities.

DE3              AXP(R) Variable Portfolio -    Objective: a high level of current income   IDS Life, investment
                 Diversified Equity  Income     and, as a secondary goal, steady growth     manager; AEFC, investment
                 Fund                           of capital. Invests primarily in            adviser.
                                                dividend-paying common and preferred
                                                stocks.

EM3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.        IDS Life, investment
                 Emerging Markets Fund          Invests primarily in equity securities of   manager; AEFC, investment
                                                companies in emerging market countries.     adviser;  American Express
                                                                                            Asset Management
                                                                                            International, Inc., a
                                                                                            wholly-owned subsidiary of
                                                                                            AEFC, is the sub-adviser.

ES3              AXP(R) Variable Portfolio -    Objective: growth of capital. Invests       IDS Life, investment
                 Equity Select Fund             primarily in equity securities of           manager; AEFC, investment
                                                medium-sized companies.                     adviser.

EI3              AXP(R) Variable Portfolio -    Objective: high current income, with        IDS Life, investment
                 Extra Income Fund              capital growth as a secondary objective.    manager; AEFC, investment
                                                Invests primarily in high-yielding,         adviser.
                                                high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.

FI3              AXP(R) Variable Portfolio -    Objective: a high level of current income   IDS Life, investment
                 Federal Income Fund            and safety of principal consistent with     manager; AEFC, investment
                                                an investment in U.S. government and        adviser.
                                                government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.

GB3              AXP(R) Variable Portfolio -    Objective: high total return through        IDS Life, investment
                 Global Bond Fund               income and growth of capital.               manager; AEFC, investment
                                                Non-diversified mutual fund that invests    adviser.
                                                primarily in debt obligations of U.S. and
                                                foreign issuers.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
GR3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.        IDS Life, investment
                 Growth Fund                    Invests primarily in common stocks and      manager; AEFC, investment
                                                securities convertible into common stocks   adviser.
                                                that appear to offer growth opportunities.

IE3              AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests    IDS Life, investment
                 International Fund             primarily in common stocks or convertible   manager; AEFC, investment
                                                securities of foreign issuers that offer    adviser.  American Express
                                                strong growth potential.                    Asset Management
                                                                                            International, Inc., a
                                                                                            wholly-owned subsidiary of
                                                                                            AEFC, is the sub-adviser.

MF3              AXP(R) Variable Portfolio -    Objective: maximum total investment         IDS Life, investment
                 Managed Fund                   return through a combination of capital     manager; AEFC, investment
                                                growth and current income. Invests          adviser.
                                                primarily in a combination of common and
                                                preferred stocks, convertible securities,
                                                bonds and other  debt securities.

ND3              AXP(R) Variable Portfolio -    Objective: long-term growth of capital.     IDS Life, investment
                 NEW DIMENSIONS FUND(R)         Invests primarily in common stocks          manager; AEFC, investment
                                                showing potential for significant growth.   adviser.

SV3              AXP(R) Variable Portfolio -    Objective: long-term capital                IDS Life, investment
                 Partners Small Cap  Value      appreciation.  Non-diversified fund that    manager; AEFC, investment
                 Fund                           invests primarily in equity securities.     adviser;  Royce &
                                                                                            Associates, LLC and  EQSF
                                                                                            Advisers, Inc.,
                                                                                            sub-advisers.

IV3              AXP(R) Variable Portfolio -    Objective: long-term capital                IDS Life, investment
                 S&P 500 Index Fund             appreciation. Non-diversified fund that     manager; AEFC, investment
                                                invests primarily in securities that are    adviser.
                                                expected to provide investment results
                                                that correspond to the performance of
                                                the S&P 500 Index.

SC3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.        IDS Life, investment
                 Small Cap Advantage Fund       Invests primarily in equity stocks of       manager; AEFC, investment
                                                small companies that are often included     adviser;  Kenwood Capital
                                                in the Russell 2000 Index and/or have       Management LLC, sub-adviser.
                                                market capitalization under
                                                $2 billion.

ST3              AXP(R) Variable Portfolio -    Objective: current income   and growth of     IDS Life, investment
                 Stock Fund                     capital. Invests primarily in common        manager; AEFC, investment
                                                stocks and securities convertible into      adviser.
                                                common stock.

SA3              AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests    IDS Life, investment
                 Strategy Aggressive Fund       primarily in equity securities of growth    manager; AEFC, investment
                                                companies.                                  adviser.

3AC              AIM V.I. Capital               Objective: growth of capital. Invests       A I M Advisors, Inc.
                 Appreciation Fund, Series II   principally in common stocks of companies
                                                likely to benefit from new or
                                                innovative products, services or
                                                processes as well as those with
                                                above-average growth and
                                                excellent prospects for future
                                                growth.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3AD              AIM V.I. Capital Development   Objective: long term growth of capital.     A I M Advisors, Inc.
                 Fund, Series II                Invests primarily in securities
                                                (including common stocks, convertible
                                                securities and bonds) of small- and
                                                medium-sized companies.

3AB              Alliance VP                    Objective: long-term growth of capital.     Alliance Capital
                 AllianceBernstein              Invests primarily in a diversified          Management, L.P.
                 International Value            portfolio of foreign equity securities.
                 Portfolio (Class B)

3AL              Alliance VP Growth and         Objective: reasonable current income and    Alliance Capital
                 Income Portfolio (Class B)     reasonable appreciation. Invests            Management, L.P.
                                                primarily in dividend-paying common
                                                stocks of good quality.

3AI              American Century(R) VP         Objective: long term capital growth.        American Century Investment
                 International, Class II        Invests primarily in stocks of growing      Management, Inc.
                                                foreign companies in developed countries.

3AV              American Century(R) VP         Objective: long-term capital growth, with   American Century Investment
                 Value, Class II                income as a secondary objective. Invests    Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at
                                                the time of purchase.

3SR              Calvert Variable Series Inc.   Objective: income and capital growth.       Calvert Asset Management
                 Social Balanced Portfolio      Invests primarily in stocks, bonds and      Company, Inc. (CAMCO),
                                                money market instruments which offer        investment advisor. SSgA Funds
                                                income and capital growth opportunity and   Management, Inc. and Brown
                                                which satisfy the investment and social     Capital Management are the
                                                criteria.                                   investment subadvisers.

3CG              Evergreen VA Capital Growth    Objective: long-term capital growth. The    Evergreen Investment
                 Fund, Class L Shares           fund seeks to achieve its goal by           Management Company, LLC.
                                                investing primarily in common stocks of     Pilgrim Baxter Value
                                                large U.S. companies, which the portfolio   Investors, Inc. is the
                                                managers believe have the potential for     sub-investment adviser.
                                                capital growth over the intermediate- and
                                                long-term.

3FG              Fidelity VIP Growth & Income   Strategy: high total return through a       Fidelity Management &
                 Portfolio  (Service Class 2)   combination of current income and capital   Research Company (FMR),
                                                appreciation. Normally invests a majority   investment manager; FMR
                                                of assets in common stocks with a focus     U.K. and FMR  Far East,
                                                on those that pay current dividends and     sub-investment advisers.
                                                show potential for capital appreciation.

3FM              Fidelity VIP Mid Cap           Strategy: long-term growth of capital.      FMR, investment manager;
                 Portfolio (Service Class 2)    Normally invests at least 80% of assets     FMR U.K. and FMR Far East,
                                                in securities of companies with medium      sub-investment advisers.
                                                market capitalization common stocks.

3FO              Fidelity VIP Overseas          Strategy: long-term growth of capital.      FMR, investment manager;
                 Portfolio (Service Class 2)    Invests primarily in common stocks of       FMR U.K., FMR Far East,
                                                foreign securities.                         Fidelity International
                                                                                            Investment Advisors (FIIA)
                                                                                            and FIIA U.K.,
                                                                                            sub-investment advisers.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3RE              FTVIPT Franklin Real Estate    Objective: capital appreciation with a      Franklin Advisers, Inc.
                 Fund - Class 2                 secondary goal to earn current income.
                                                Invests at least 80% of its net
                                                assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests, primarily in equity
                                                real estate investment trusts
                                                (REITs).

3SI              FTVIPT Franklin Small Cap      Objective: long-term total return.          Franklin Advisory Services,
                 Value Securities Fund -        Invests at least 80% of its net assets in   LLC
                 Class 2 (previously FTVIPT     investments of small capitalization
                 Franklin Value Securities      companies. For this fund, small
                 Fund - Class 2)                capitalization companies are those that
                                                have a market cap not exceeding
                                                $2.5 billion, at the time of
                                                purchase. Invests primarily in
                                                equity securities of companies
                                                the manager believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.

3MS              FTVIPT Mutual Shares           Objective: capital appreciation with        Franklin Mutual Advisers,
                 Securities Fund - Class 2      income as a secondary goal. Invests         LLC
                                                primarily in equity securities
                                                of companies that the manager
                                                believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).

3UE              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of        Goldman Sachs Asset
                 U.S. Equity Fund               capital and dividend income. Invests,       Management
                                                under normal circumstances, at
                                                least 90% of its total assets
                                                (not including securities
                                                lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase in
                                                a broadly diversified portfolio
                                                of large-cap and blue chip
                                                equity investments representing
                                                all major sectors of the U.S.
                                                economy.

3MC              Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital          Goldman Sachs Asset
                 Value Fund                     appreciation. Invests, under normal         Management
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments
                                                in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value Index at the time of
                                                investment.

3ID              INVESCO VIF -  Dynamics Fund   Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                                                Invests primarily in common stocks of
                                                mid-sized companies-- companies included
                                                in the Russell Mid-Cap Growth Index at
                                                the time of purchase, or if not included
                                                in that Index, those with market
                                                capitalizations between $2.5 billion and
                                                $15 billion at the time of purchase. The
                                                Fund also has the flexibility to invest
                                                in other types of securities, including
                                                preferred stocks, convertible securities
                                                and bonds.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3FS              INVESCO VIF - Financial        Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                 Services Fund                  Aggressively managed. Invests at least
                                                80% of its assets in the equity
                                                securities and equity related
                                                instruments of companies
                                                involved in the financial
                                                services sector. These companies
                                                include, but are not limited to,
                                                banks, insurance companies, and
                                                investment and miscellaneous
                                                industries (asset managers,
                                                brokerage firms, and
                                                government-sponsored agencies
                                                and suppliers to financial
                                                services companies).

3TC              INVESCO VIF -  Technology      Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                 Fund                           The Fund is aggressively managed. Invests
                                                at least 80% of its assets in
                                                equity securities and equity
                                                related instruments of companies
                                                engaged in technology-related
                                                industries. These include, but
                                                are not limited to, applied
                                                technology, biotechnology,
                                                communications, computers,
                                                electronics, Internet, IT
                                                services and consulting,
                                                software, telecommunications
                                                equipment and services, IT
                                                infrastructure, and networking
                                                companies. Many of these
                                                products and services are
                                                subject to rapid obsolescence,
                                                which may lower the market value
                                                of securities of the companies
                                                in this sector.

3TL              INVESCO VIF -                  Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                 Telecommunications Fund        Current income is a secondary objective.
                                                The Fund is aggressively
                                                managed. Invests primarily in
                                                equity securities of companies
                                                involved in the design,
                                                development, manufacture,
                                                distribution or sale of
                                                communications services and
                                                equipment, and companies that
                                                are involved in supplying
                                                equipment or services to such
                                                companies. The
                                                telecommunications sector
                                                includes companies that offer
                                                telephone services, wireless
                                                communications, satellite
                                                communications, television and
                                                movie programming, broadcasting
                                                and Internet access.

3GT              Janus Aspen Series Global      Objective: long-term growth of capital.     Janus Capital
                 Technology Portfolio:          Non-diversified mutual fund that invests,
                 Service Shares                 under normal circumstances, at least 80%
                                                of its net assets in securities
                                                of companies that the portfolio
                                                manager believes will benefit
                                                significantly from advances or
                                                improvements in technology. It
                                                implements this policy by
                                                investing primarily in equity
                                                securities of U.S. and foreign
                                                companies selected for their
                                                growth potential.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3IG              Janus Aspen Series             Objective: long-term growth of capital.     Janus Capital
                 International Growth           Invests, under normal circumstances, at
                 Portfolio: Service Shares      least 80% of its net assets in securities
                                                of issuers from at least five
                                                different countries, excluding
                                                the United States. Although the
                                                Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.

3IP              Lazard Retirement              Objective: long-term capital                Lazard Asset Management
                 International Equity           appreciation.  Invests primarily in
                 Portfolio                      equity securities, principally common
                                                stocks of relatively large
                                                non-U.S. companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.

3MG              MFS(R) Investors Growth        Objective: long-term growth of capital      MFS Investment Management(R)
                 Stock Series - Service Class   and future income. Invests at least 80%
                                                of its total assets in common
                                                stocks and related securities of
                                                companies which MFS believes
                                                offer better than average
                                                prospects for long-term growth.

3MD              MFS(R) New Discovery  Series   Objective: capital appreciation. Invests    MFS Investment Management(R)
                 - Service Class                primarily in equity securities of
                                                emerging  growth companies.

3UT              MFS(R) Utilities Series -      Objective: capital growth and current       MFS Investment Management(R)
                 Service Class                  income. Invests primarily in equity and
                                                debt securities of domestic and foreign
                                                companies in the utilities industry.

3PE              Pioneer Equity Income VCT      Objective: current income and long-term     Pioneer
                 Portfolio - Class II Shares    growth of capital from a portfolio
                                                consisting primarily of income
                                                producing equity securities of
                                                U.S. corporations. Invests
                                                primarily in common stocks,
                                                preferred stocks and interests
                                                in real estate investment trusts
                                                (REITs). Normally, the portfolio
                                                invests at least 80% of its
                                                total assets in income producing
                                                equity securities. The remainder
                                                of the portfolio may be invested
                                                in debt securities, most of
                                                which are expected to be
                                                convertible into common stocks.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3EU              Pioneer Europe VCT             Objective: long-term growth of capital.     Pioneer
                 Portfolio - Class II Shares    Invests primarily in equity securities of
                                                European issuers including
                                                common stocks, preferred stocks,
                                                rights, depositary receipts,
                                                warrants and debt securities
                                                convertible into common stock.
                                                Normally, the portfolio invests
                                                80% of its total assets in
                                                equity securities of European
                                                issuers. The portfolio may also
                                                purchase forward foreign
                                                currency contracts in connection
                                                with its investments.

3HS              Putnam VT Health Sciences      Objective: capital appreciation. The fund   Putnam Investment
                 Fund - Class IB Shares         seeks its goal by investing at least 80%    Management, LLC
                                                of its net assets in common stocks of
                                                U.S. companies in the health sciences
                                                industries, with a focus on growth stocks.

3PI              Putnam VT International        Objective: capital appreciation. The fund   Putnam Investment
                 Growth Fund -  Class IB        seeks its goal by investing mainly in       Management, LLC
                 Shares                         common stocks outside the United States.

3VS              Putnam VT Vista Fund - Class   Objective: capital appreciation. The fund   Putnam Investment
                 IB Shares                      seeks its goal by investing mainly in       Management, LLC
                                                common stocks of U.S. companies
                                                with a focus on growth stocks.

3SO              Strong Opportunity Fund II -   Objective: seeks capital growth. Invests    Strong Capital Management,
                 Advisor Class                  primarily in common stocks of medium        Inc.
                                                capitalization companies that
                                                the Fund's managers believe are
                                                underpriced, yet have attractive
                                                growth prospects.

3IT              Wanger International  Small    Objective: long-term growth of capital.     Liberty Wanger Asset
                 Cap                            Invests primarily in stocks of small- and   Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.

3SP              Wanger U.S. Smaller            Objective: long-term growth of capital.     Liberty Wanger Asset
                 Companies (previously Wanger   Invests primarily in stocks of small- and   Management, L.P.
                 U.S. Small Cap)                medium-size U.S. companies with
                                                capitalizations of less than $5 billion.

3AA              Wells Fargo VT Asset           Objective: long-term total return,          Wells Fargo Funds
                 Allocation Fund                consistent with reasonable risk. Invests    Management, LLC, adviser;
                                                primarily in the securities of various      Wells Capital Management
                                                indexes to replicate the total return of    Incorporated, sub-adviser.
                                                the index. We use an asset allocation
                                                model to allocate and reallocate assets
                                                among common stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers 20+
                                                Treasury Index) and money market
                                                instruments, operating from a target
                                                allocation of 60% stocks and 40% bonds.

 SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
3WI              Wells Fargo VT International   Objective: total return with an emphasis    Wells Fargo Funds
                 Equity Fund                    on capital appreciation over the            Management, LLC, adviser;
                                                long-term. Invests primarily in equity      Wells Capital Management
                                                securities of non-U.S. companies.           Incorporated, sub-adviser.

3SG              Wells Fargo VT Small Cap       Objective: long-term capital                Wells Fargo Funds
                 Growth Fund                    appreciation. Invests primarily in          Management, LLC, adviser;
                                                common stocks issued by companies whose     Wells Capital Management
                                                market capitalization falls within the      Incorporated, sub-adviser.
                                                range of the Russell 2000 Index, which is
                                                considered a small capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

- the optional Maximum Anniversary Value Death Benefit Rider*;

- the optional Enhanced Earnings Death Benefit Rider*;

- the optional Enhanced Earnings Plus Death Benefit Rider*;

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments; and

- a beneficiary.

* You may select any one of the following: MAV, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
   FOR EMPLOYEES/ADVISORS
      If paying by installments under a scheduled payment plan:
         $23.08 biweekly, or
         $50 per month
      If paying by any other method:
         $1,000 initial payment for qualified annuities
         $2,000 initial payment for nonqualified annuities
         $50 for any additional payments
   FOR OTHER INDIVIDUALS:
         $1 million

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2)
   FOR EMPLOYEES/ADVISORS
      For the first year:
         $2,000,000 for issue ages up to 85
         $100,000 for issue ages 86 to 90
      For each subsequent year:
         $100,000 for issue ages up to 85
         $50,000 for issue ages 86 to 90
   FOR OTHER INDIVIDUALS
      For the first year:
         $2,000,000 for issue ages up to 85
         $1,000,000 for issue ages 86 to 90
      For each subsequent year:
         $100,000

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN:

FOR EMPLOYEES/ADVISORS ONLY
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);

- minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and

- minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or an applicable charge for optional benefits.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV Death Benefit Rider fee (if selected);

- a prorated portion of the EEB fee (if selected); and

- a prorated portion of the EEP fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT               ACCUMULATION               OF UNITS
OF DOLLARS EACH MONTH...                    MONTH                INVESTED               UNIT VALUE                PURCHASED
------------------------                    -----                --------               ----------                ---------
                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...------->     Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high. ------->              Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders: Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                                account)


3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges -- Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE:

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you separated from the service of the employer who purchased the contract;
     or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB
                                    -------
                                       CV

     PS = the partial surrender.

     DB = the death benefit on the date of (but prior to) the partial surrender. CV = contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR YOUNGER

- You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2008 as follows:

         The contract value on the most recent sixth contract anniversary:     $30,000
         plus purchase payments made since that anniversary:                        +0
         minus adjusted partial surrenders taken since that anniversary calculated as:

         ($1,500 x $30,000)                                                     -1,607
         ------------------  =                                                 -------
               $28,000

         for a death benefit of:                                               $28,393

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after we receive proof of death; and

  -  payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV. When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE

- You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

      Greatest of your contract anniversary contract values:         $24,000
      plus purchase payments made since that anniversary:                 +0
      minus adjusted partial surrenders, calculated as:

      ($1,500 x $24,000)                                              -1,636
      ------------------ =                                           -------
           $22,000

      for a death benefit of:                                        $22,364

NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. THIS RIDER IS ONLY AVAILABLE UNDER A NONQUALIFIED ANNUITY CONTRACT. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select the MAV death benefit and the EEB.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                                        $110,000
     plus the EEB benefit which equals 40% of earnings
         at death (MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                                   $110,000
     plus the EEB benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

     $110,000 -  ($50,000 x $110,000)  =                                         $57,619
                  ------------------
                     $105,000

     plus the EEB benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                              +1,048
                                                                                --------
     Total death benefit of:                                                     $58,667

- On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                                        $200,000
     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 x 2.50 x ($55,000) =                                                 +55,000
                                                                                --------
     Total death benefit of:                                                    $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                                        $250,000
     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 x 2.50 x ($55,000) =                                                 +55,000
                                                                                --------
     Total death benefit of:                                                    $305,000

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                        $250,000
     plus the EEB benefit which equals 40% of earnings
        at death (the standard death benefit minus payments not
        previously surrendered):
        0.40 x ($250,000 - $105,000) =                                           +58,000
                                                                                --------
     Total death benefit of:                                                    $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER NONQUALIFIED ANNUITIES PURCHASED THROUGH AN EXCHANGE. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS


- EEP Part II benefits, which equal a percentage of exchange purchase payments* identified at issue not previously surrendered as follows:


                            PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR               UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%


Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                           IF YOU AND THE ANNUITANT ARE UNDER AGE 70         IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR              ON THE RIDER EFFECTIVE DATE, ADD...               OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
1                          Zero                                              Zero

2                          40% x earnings at death (see above)               15% x earnings at death

3 & 4                      40% x (earnings at death + 10% of exchange        15% x (earnings at death + 3.75% of exchange
                                  purchase payments*)                               purchase payments*)

5+                         40% x (earnings at death + 20% of exchange        15% x (earnings at death + 7.5% of exchange
                                  purchase payments*)                               purchase payments*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change.

EXAMPLE OF THE ENHANCED EARNINGS PLUS DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select the MAV death benefit and the EEP.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                                        $110,000
     plus the EEP Part I benefit which equals 40% of earnings
        at death (the MAV death benefit minus purchase payments not previously surrendered):
        0.40 x ($110,000 - $100,000) =                                            +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                                   $110,000
     plus the EEP Part I benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                            +4,000
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 x $100,000 =                                                        +10,000
                                                                                --------
     Total death benefit of:                                                    $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial surrenders):

     $110,000 -  ($50,000 x $110,000)  =                                         $57,619
                  ------------------
                       $105,000

      plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                             +1,048
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $55,000 =                                                         +5,500
                                                                                --------
      Total death benefit of:                                                    $64,167

- On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                                        $200,000
     plus the EEP Part I (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 x (2.50 x $55,000) =                                                 +55,000
     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 x $55,000 =                         +11,000
                                                                                --------
     Total death benefit of:                                                    $266,000

 - On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 x (2.50 x $55,000) =                                                +55,000
      plus the EEP Part II, which after the fourth contract year equals 20%
         of exchange purchase payments identified at issue and not previously
         surrendered: 0.20 x $55,000 =                                           +11,000
                                                                                --------
      Total death benefit of:                                                   $316,000

 - On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($250,000 - $105,000) =                                          +58,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =                        +11,000
                                                                                --------
      Total death benefit of:                                                   $319,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

 - the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
 - the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.
 - the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

If your spouse chooses not to convert the EEB rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:
- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB OR EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:
-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:
- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-  the payout is a minimum distribution required under the Code; or
-  the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:
-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, and action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                 p.  3
Calculating Annuity Payouts             p. 11
Rating Agencies                         p. 12
Principal Underwriter                   p. 12
Independent Auditors                    p. 12
Financial Statements

[LOGO] AMERICAN
         EXPRESS(R)



IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6407 C (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                          IDS Life Variable Account 10

                                   May 1, 2002

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)
   IDS LIFE VARIABLE ACCOUNT 10

TABLE OF CONTENTS

Performance Information                                         p.  3
Calculating Annuity Payouts                                     p. 41
Rating Agencies                                                 p. 42
Principal Underwriter                                           p. 42
Independent Auditors                                            p. 42
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)TO THE POWER OF n = ERV

where:   P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2001


                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)           (23.66%)    (11.35%)      (23.66%)       --%        --%  (11.35%)
BD1           Bond Fund (9/99; 10/81)                             (1.65)       1.57         (1.65)      2.12       5.60     8.62
CR1           Capital Resource Fund (9/99; 10/81)                (25.14)     (14.09)       (25.14)      2.35       5.09    10.40
CM1           Cash Management Fund (9/99; 10/81)                  (5.23)      (0.09)        (5.23)      2.06       2.73     4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)         (6.69)      (2.21)        (6.69)        --         --    (2.21)
EM1           Emerging Markets Fund (5/00; 5/00)                  (9.92)     (22.10)        (9.92)        --         --   (22.10)
ES1           Equity Select Fund (5/01; 5/01)                        --       (9.30)(c)        --         --         --    (9.30)(d)
EI1           Extra Income Fund (9/99; 5/96)                      (4.10)      (6.05)        (4.10)     (1.02)        --     0.08
FI1           Federal Income Fund (9/99; 9/99)                    (2.83)       1.68         (2.83)        --         --     1.68
GB1           Global Bond Fund (9/99; 5/96)                       (7.41)      (2.57)        (7.41)     (0.54)        --     0.86
GR1           Growth Fund (9/99; 9/99)                           (36.84)     (20.08)       (36.84)        --         --   (20.08)
IE1           International Fund (9/99; 1/92)                    (34.77)     (18.90)       (34.77)     (4.22)        --     2.10
MF1           Managed Fund (9/99; 4/86)                          (18.29)      (6.16)       (18.29)      3.99       7.06     8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                 (23.86)      (8.11)       (23.86)      7.16         --     8.40
IV1           S&P 500 Index Fund (5/00; 5/00)                    (20.00)     (18.35)       (20.00)        --         --   (18.35)
SC1           Small Cap Advantage Fund (9/99; 9/99)              (14.59)      (0.56)       (14.59)        --         --    (0.56)
SA1           Strategy Aggressive Fund (9/99; 1/92)              (38.62)     (11.91)       (38.62)     (1.34)        --     4.92

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                                       (29.85)      (8.55)       (29.85)      3.18         --     9.90
1CD           Capital Development Fund, Series I
              (9/99; 5/98)                                       (16.00)       6.64        (16.00)        --         --     1.68

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)                      (35.22)     (10.93)       (35.22)      1.81         --     3.63
1VA           VP Value (9/99; 5/96)                                3.14        5.09          3.14       9.16         --    10.27

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)             (14.83)     (11.79)       (14.83)      4.38       7.05     7.68

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)(b)          (23.59)      (0.28)       (23.59)        --         --    (1.26)

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                                   (16.70)      (7.38)       (16.70)      7.31         --     7.45
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                                   (11.70)      19.41        (11.70)        --         --    22.17
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                                    (28.02)     (14.17)       (28.02)     (0.20)      4.09     4.40

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                                     (1.45)      10.47         (1.45)      3.12       9.70     8.56
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                              4.10       11.40          4.10         --         --    (0.14)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                                --          --        (23.21)      1.76         --     7.89
              (previously FTVIPT Templeton International
               Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)                     (11.04)      (4.85)       (11.04)     (2.22)        --     0.10

                                        4

                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)(4.50%)                              (4.50%)      4.08%        (4.50%)       --%        --%     (0.02%)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)          (19.52)      (9.28)       (19.52)        --         --       0.03
1MC           Mid Cap Value Fund (9/99; 5/98)                      2.39       11.60          2.39         --         --       3.08

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)                             (44.71)     (44.92)       (44.71)      4.02         --      10.38
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)                             (42.64)     (43.79)       (42.64)        --         --     (39.63)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)                             (29.99)     (30.17)       (29.99)      7.20         --      11.70

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                       (30.56)     (16.47)       (30.56)        --         --      (5.37)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)                              (31.26)     (25.51)       (31.26)        --         --      (4.73)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                                    (13.42)     (12.44)       (13.42)        --         --      11.40

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)             (34.77)     (20.10)       (34.77)        --         --      (2.56)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                                    (39.17)     (10.26)       (39.17)        --         --       4.71

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                   19.87       23.84         19.87      17.48         --      17.58

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                         4.00       22.75          4.00         --         --      22.75

            WANGER
1IT           International Small Cap (9/99; 5/95)               (27.92)     (10.59)       (27.92)      5.33         --      13.47
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)                   1.74        2.61          1.74       9.82         --      16.20

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)                  --      (11.72)(c)    (14.98)      6.54         --       9.22
1WI           International Equity Fund (5/01; 7/00)                 --      (17.83)(c)    (23.30)        --         --     (22.65)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)                  --      (13.82)(c)    (30.84)     (4.47)        --       2.92

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(h) CORE(SM) is a service mark of Goldman, Sachs & Co.
(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2001


                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)           (22.94%)    (10.97%)      (22.94%)       --%        --%    (10.97%)
BD1           Bond Fund (9/99; 10/81)                             (0.69)       1.99         (0.69)      2.49       5.73       8.62
CR1           Capital Resource Fund (9/99; 10/81)                (24.44)     (13.73)       (24.44)      2.71       5.22      10.40
CM1           Cash Management Fund (9/99; 10/81)                  (4.31)       0.33         (4.31)      2.42       2.89       4.78
DE1           Diversified Equity Income Fund
              (9/99; 9/99)                                        (5.78)      (1.79)        (5.78)        --         --      (1.79)
EM1           Emerging Markets Fund (5/00; 5/00)                  (9.05)     (21.65)        (9.05)        --         --     (21.65)
ES1           Equity Select Fund (5/01; 5/01)                        --       (8.42)(c)        --         --         --      (8.42)
EI1           Extra Income Fund (9/99; 5/96)                      (3.17)      (5.66)        (3.17)     (0.64)        --       0.41
FI1           Federal Income Fund (9/99; 9/99)                    (1.88)       2.11         (1.88)     --            --       2.11
GB1           Global Bond Fund (9/99; 5/96)                       (6.51)      (2.17)        (6.51)     (0.17)        --       1.20
GR1           Growth Fund (9/99; 9/99)                           (36.26)     (19.74)       (36.26)     --            --     (19.74)
IE1           International Fund (9/99; 1/92)                    (34.17)     (18.56)       (34.17)     (3.88)        --       2.26
MF1           Managed Fund (9/99; 4/86)                          (17.51)      (5.76)       (17.51)      4.33       7.17       8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                 (23.14)      (7.72)       (23.14)      7.46         --       8.64
IV1           S&P 500 Index Fund (5/00; 5/00)                    (19.24)     (17.88)       (19.24)        --         --     (17.88)
SC1           Small Cap Advantage Fund (9/99; 9/99)              (13.77)      (0.14)       (13.77)        --         --      (0.14)
SA1           Strategy Aggressive Fund (9/99; 1/92)              (38.06)     (11.53)       (38.06)     (0.99)        --       5.05

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                                       (29.20)      (8.16)       (29.20)      3.53         --      10.07
1CD           Capital Development Fund, Series I
              (9/99; 5/98)                                       (15.20)       7.04        (15.20)        --         --       1.94

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)                      (34.63)     (10.56)       (34.63)      2.18         --       4.03
1VA           VP Value (9/99; 5/96)                                4.14        5.49          4.14       9.44         --      10.50

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)             (14.01)     (11.28)       (14.01)      4.72       7.15       7.68

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)             (22.87)       0.15        (22.87)        --         --      (0.84)

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                                   (15.90)      (6.99)       (15.90)      7.61         --       7.75
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                                   (10.85)      19.76        (10.85)        --         --      22.39
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                                    (27.35)     (13.81)       (27.35)      0.17       4.23       4.40

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                                     (0.49)      10.86         (0.49)      3.47       9.79       8.56
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                              5.10       11.77          5.10         --         --       0.12
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                                --          --        (22.49)      2.13         --       8.00
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)                     (10.18)      (4.44)       (10.18)     (1.85)        --       0.43

                                        7

                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                                     (3.58%)      4.49%        (3.58%)       --%        --%      0.23%
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)          (18.75)      (8.89)       (18.75)        --         --       0.28
1MC           Mid Cap Value Fund (9/99; 5/98)                      3.39       11.97          3.39         --         --       3.33

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)                             (44.22)     (44.61)       (44.22)      4.36         --      10.56
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)                             (42.13)     (43.48)       (42.13)        --         --     (39.36)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)                             (29.34)     (29.77)       (29.34)      7.50         --      11.95

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)        (29.92)     (16.12)       (29.92)        --         --      (5.09)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)                              (30.63)     (25.09)       (30.63)        --         --      (4.39)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                                    (12.59)     (11.94)       (12.59)        --         --      11.60

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)             (34.17)     (19.76)       (34.17)        --         --      (2.15)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                                    (38.62)      (9.87)       (38.62)        --         --       5.04

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                   20.87       24.17         20.87      17.69         --      17.79

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                         5.00       23.09          5.00         --         --      23.09

            WANGER
1IT           International Small Cap (9/99; 5/95)               (27.24)     (10.21)       (27.24)      5.66         --      13.69
1SP           U.S. Smaller Companies (9/99; 5/95)                  2.73        3.03          2.73      10.10         --      16.39
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)                  --      (10.87)(c)    (14.16)      6.85         --       9.50
1WI           International Equity Fund (5/01; 7/00)                 --      (17.05)(c)    (22.58)        --         --     (22.16)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)                  --      (12.99)(c)    (30.20)     (4.12)        --       3.30

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(h) CORE(SM) is a service mark of Goldman, Sachs & Co.
(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001


                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)           (17.89%)     (8.39%)     (17.89%)       --%        --%    (8.39%)
BD1           Bond Fund (9/99; 10/81)                              6.04        4.91         6.04       3.38       5.73      8.62
CR1           Capital Resource Fund (9/99; 10/81)                (19.50)     (11.22)      (19.50)      3.60       5.22     10.40
CM1           Cash Management Fund (9/99; 10/81)                   2.14        3.21         2.14       3.31       2.89      4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)          0.56        1.06         0.56         --         --      1.06
EM1           Emerging Markets Fund (5/00; 5/00)                  (2.96)     (18.55)       (2.96)        --         --    (18.55)
ES1           Equity Select Fund (5/01; 5/01)                        --       (2.28)(c)       --         --         --     (2.28)(d)
EI1           Extra Income Fund (9/99; 5/96)                       3.36       (2.93)        3.36       0.28         --      1.06
FI1           Federal Income Fund (9/99; 9/99)                     4.75        5.02         4.75         --         --      5.02
GB1           Global Bond Fund (9/99; 5/96)                       (0.22)       0.64        (0.22)      0.75         --      1.85
GR1           Growth Fund (9/99; 9/99)                           (32.22)     (17.40)      (32.22)        --         --    (17.40)
IE1           International Fund (9/99; 1/92)                    (29.97)     (16.21)      (29.97)     (3.04)        --      2.26
MF1           Managed Fund (9/99; 4/86)                          (12.05)      (3.03)      (12.05)      5.16       7.17      8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                 (18.11)      (5.04)      (18.11)      8.20         --      9.11
IV1           S&P 500 Index Fund (5/00; 5/00)                    (13.91)     (14.66)      (13.91)        --         --    (14.66)
SC1           Small Cap Advantage Fund (9/99; 9/99)               (8.03)       2.78        (8.03)        --         --      2.78
SA1           Strategy Aggressive Fund (9/99; 1/92)              (34.15)      (8.95)      (34.15)     (0.13)        --      5.05

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                                       (24.62)      (5.48)      (24.62)      4.39         --     10.07
1CD           Capital Development Fund, Series I
              (9/99; 5/98)                                        (9.57)       9.78        (9.57)        --         --      3.46

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)                      (30.46)      (7.98)      (30.46)      3.07         --      4.03
1VA           VP Value (9/99; 5/96)                               11.14        8.29        11.14      10.13         --     10.93

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)              (8.30)      (7.78)       (8.30)      5.54       7.15      7.68
              CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)             (17.82)       3.11       (17.82)        --         --      2.06

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                                   (10.33)      (4.29)      (10.33)      8.34         --      8.34
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                                    (4.89)      22.14        (4.89)        --         --     23.70
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)                                       (22.63)     (11.31)      (22.63)      1.06       4.23      4.40

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                                      6.25       13.48         6.25       4.33       9.79      8.56
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                             12.10       14.37        12.10         --         --      1.63
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                                --          --       (17.41)      3.03         --      8.00
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)                      (4.17)      (1.66)       (4.17)     (0.95)        --      1.07

                                       10

                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                                      2.93%       7.33%         2.93%        --%        --%    1.68%
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)          (13.39)      (6.25)       (13.39)        --         --     1.70
1MC           Mid Cap Value Fund (9/99; 5/98)                     10.39       14.57         10.39         --         --     4.80

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)                             (40.78)     (42.49)       (40.78)      5.19         --    10.56
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)                             (38.53)     (41.31)       (38.53)        --         --   (37.50)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)                             (24.77)     (27.04)       (24.77)      8.24         --    11.95

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)        (25.40)     (13.70)       (25.40)        --         --    (3.50)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)                              (26.16)     (22.17)       (26.16)        --         --    (2.08)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                                     (6.77)      (8.45)        (6.77)        --         --    12.80

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)             (29.97)     (17.44)       (29.97)        --         --    (1.14)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                                    (34.75)      (7.22)       (34.75)        --         --     5.85

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                   27.87       26.44         27.87      18.21         --    18.20

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                        12.00       25.42         12.00         --         --    25.42

            WANGER
1IT           International Small Cap (9/99; 5/95)               (22.52)      (7.60)       (22.52)      6.45         --    13.83
1SP           U.S. Smaller Companies (9/99; 5/95)                  9.71        5.91          9.71      10.77         --    16.52
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)                  --       (4.91)(c)     (8.45)      7.61         --     9.50
1WI           International Equity Fund (5/01; 7/00)                 --      (11.55)(c)    (17.50)        --         --   (18.72)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)                  --       (7.20)(c)    (25.70)     (3.27)        --     3.55

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(h) CORE(SM) is a service mark of Goldman, Sachs & Co.
(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)           (23.15%)    (10.75%)      (23.15%)       --%        --%  (10.75%)
BD1           Bond Fund (9/99; 10/81)                             (1.13)       2.14         (1.13)      2.71       6.18     9.22
CR1           Capital Resource Fund (9/99; 10/81)                (24.63)     (13.46)       (24.63)      2.95       5.67    11.00
CM1           Cash Management Fund (9/99; 10/81)                  (4.72)       0.40         (4.72)      2.65       3.30     5.36
DE1           Diversified Equity Income Fund (9/99; 9/99)         (6.17)      (1.67)        (6.17)        --         --    (1.67)
EM1           Emerging Markets Fund (5/00; 5/00)                  (9.41)     (21.85)        (9.41)        --         --   (21.85)
ES1           Equity Select Fund (5/01; 5/01)                        --       (8.78)(c)        --         --         --    (8.78)(d)
EI1           Extra Income Fund (9/99; 5/96)                      (3.59)      (5.51)        (3.59)     (0.47)        --     0.62
FI1           Federal Income Fund (9/99; 9/99)                    (2.32)       2.25         (2.32)        --         --     2.25
GB1           Global Bond Fund (9/99; 5/96)                       (6.89)      (2.07)        (6.89)      0.00         --     1.45
GR1           Growth Fund (9/99; 9/99)                           (36.33)     (19.39)       (36.33)        --         --   (19.39)
IE1           International Fund (9/99; 1/92)                    (34.26)     (18.25)       (34.26)     (3.71)        --     2.68
MF1           Managed Fund (9/99; 4/86)                          (17.77)      (5.60)       (17.77)      4.58       7.64     9.13
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                 (23.35)      (7.52)       (23.35)      7.75         --     8.99
IV1           S&P 500 Index Fund (5/00; 5/00)                    (19.48)     (17.75)       (19.48)        --         --   (17.75)
SC1           Small Cap Advantage Fund (9/99; 9/99)              (14.08)      (0.01)       (14.08)        --         --    (0.01)
SA1           Strategy Aggressive Fund (9/99; 1/92)              (38.11)     (11.28)       (38.11)     (0.87)        --     5.51

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                                       (29.34)      (7.95)       (29.34)      3.78         --    10.50
1CD           Capital Development Fund, Series I
              (9/99; 5/98)                                       (15.49)       7.22        (15.49)        --         --     2.26

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)                      (34.71)     (10.35)       (34.71)      2.40         --     4.21
1VA           VP Value (9/99; 5/96)                                3.70        5.66          3.70       9.75         --    10.87

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)             (14.32)     (11.24)       (14.32)      4.98       7.62     8.26

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)             (23.08)       0.28        (23.08)        --         --    (0.69)

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)                   (16.19)      (6.81)       (16.19)      7.90         --     7.90
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                                   (11.19)      20.01        (11.19)        --         --    22.78
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)                                       (27.51)     (13.55)       (27.51)      0.31       4.67     4.98

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                                     (0.94)      11.06         (0.94)      3.71      10.28     9.15
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                              4.66       11.97          4.66         --         --     0.37
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                                --          --        (22.71)      2.33         --     8.44
              (previously FTVIPT Templeton International
               Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)                     (10.53)      (4.28)       (10.53)     (1.67)        --     0.63

                                       13

                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                                     (3.99%)      4.65%        (3.99%)       --%        --%    0.52%
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)          (19.00)      (8.69)       (19.00)        --         --     0.55
1MC           Mid Cap Value Fund (9/99; 5/98)                      2.95       12.18          2.95         --         --     3.66

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)                     (44.20)     (44.08)       (44.20)      4.62         --    10.98
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)                     (42.13)     (42.96)       (42.13)        --         --   (38.92)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)                     (31.41)     (31.93)       (31.41)      7.90         --    12.32

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                       (30.05)     (15.85)       (30.05)        --         --    (4.80)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)                      (30.75)     (24.86)       (30.75)        --         --    (4.23)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)                      (12.91)     (11.87)       (12.91)        --         --    11.99

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)             (34.26)     (19.42)       (34.26)        --         --    (1.85)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)                    (38.65)      (9.62)       (38.65)        --         --     5.31

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                   20.43       24.44         20.43      18.07         --    18.17

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                         4.55       23.35          4.55         --         --    23.35

            WANGER
1IT           International Small Cap (9/99; 5/95)               (27.41)      (9.99)       (27.41)      5.93         --    14.08
1SP           U.S. Smaller Companies (9/99; 5/95)                  2.27        3.18          2.27      10.41         --    16.80
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)                  --      (11.20)(c)    (14.46)      7.14         --     9.81
1WI           International Equity Fund (5/01; 7/00)                 --      (17.32)(c)    (22.79)        --         --   (22.01)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)                  --      (13.31)(c)    (30.33)     (3.95)        --     3.55

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).

(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h) CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%

(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)           (22.42%)    (10.38%)      (22.42%)       --%        --%  (10.38%)
BD1           Bond Fund (9/99; 10/81)                             (0.17)       2.56         (0.17)      3.07       6.30     9.22
CR1           Capital Resource Fund (9/99; 10/81)                (23.92)     (13.11)       (23.92)      3.31       5.79    11.00
CM1           Cash Management Fund (9/99; 10/81)                  (3.79)       0.83         (3.79)      3.00       3.45     5.36
DE1           Diversified Equity Income Fund (9/99; 9/99)         (5.26)      (1.26)        (5.26)        --         --    (1.26)
EM1           Emerging Markets Fund (5/00; 5/00)                  (8.53)     (21.42)        (8.53)        --         --   (21.42)
ES1           Equity Select Fund (5/01; 5/01)                        --       (7.90)(c)        --         --         --    (7.90)(d)
EI1           Extra Income Fund (9/99; 5/96)                      (2.65)      (5.11)        (2.65)     (0.09)        --     0.96
FI1           Federal Income Fund (9/99; 9/99)                    (1.37)       2.68         (1.37)        --         --     2.68
GB1           Global Bond Fund (9/99; 5/96)                       (5.99)      (1.66)        (5.99)      0.38         --     1.77
GR1           Growth Fund (9/99; 9/99)                           (35.74)     (19.07)       (35.74)        --         --   (19.07)
IE1           International Fund (9/99; 1/92)                    (33.65)     (17.92)       (33.65)     (3.35)        --     2.84
MF1           Managed Fund (9/99; 4/86)                          (16.99)      (5.20)       (16.99)      4.92       7.75     9.13
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                 (22.62)      (7.14)       (22.62)      8.05         --     9.23
IV1           S&P 500 Index Fund (5/00; 5/00)                    (18.72)     (17.29)       (18.72)        --         --   (17.29)
SC1           Small Cap Advantage Fund (9/99; 9/99)              (13.25)       0.41        (13.25)        --         --     0.41
SA1           Strategy Aggressive Fund (9/99; 1/92)              (37.54)     (10.92)       (37.54)     (0.49)        --     5.63

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                                       (28.68)      (7.56)       (28.68)      4.12         --    10.66
1CD           Capital Development Fund, Series I
              (9/99; 5/98)                                       (14.68)       7.61        (14.68)        --         --     2.52

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)                      (34.11)      (9.98)       (34.11)      2.76         --     4.61
1VA           VP Value (9/99; 5/96)                                4.70        6.06          4.70      10.02         --    11.08

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)             (13.50)     (10.73)       (13.50)      5.31       7.73     8.26

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)             (22.35)       0.71        (22.35)        --         --    (0.27)

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)                   (15.39)      (6.42)       (15.39)      8.20         --     8.20
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                                   (10.33)      20.36        (10.33)        --         --    23.00
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                                    (26.83)     (13.20)       (26.83)      0.69       4.81     4.98

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                                      0.03       11.44          0.03       4.05      10.37     9.15
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                              5.66       12.35          5.66         --         --     0.64
              (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                                --          --        (21.98)      2.70         --     8.55
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)                      (9.66)      (3.88)        (9.66)     (1.30)        --     0.97

                                       16

                                                                      PERFORMANCE                        PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                                     (3.06%)      5.06%        (3.06%)       --%        --%    0.77%
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)          (18.23)      (8.31)       (18.23)        --         --     0.80
1MC           Mid Cap Value Fund (9/99; 5/98)                      3.95       12.55          3.95         --         --     3.90

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)                     (43.70)     (43.81)       (43.70)      4.95         --    11.14
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)                     (41.61)     (42.69)       (41.61)        --         --   (38.67)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)                     (28.82)     (29.10)       (28.82)      8.09         --    12.54

            LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio (9/99; 9/98)         (29.40)     (15.51)       (29.40)     (4.53)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)                      (30.11)     (24.45)       (30.11)        --         --    (3.89)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)                      (12.07)     (11.37)       (12.07)        --         --    12.19

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)             (33.65)     (19.11)       (33.65)        --         --    (1.48)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)                    (38.10)      (9.25)       (38.10)        --         --     5.64

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                   21.43       24.77         21.43      18.27         --    18.38

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                         5.55       23.69          5.55         --         --    23.69

            WANGER
1IT           International Small Cap (9/99; 5/95)               (26.72)      (9.62)       (26.72)      6.25         --    14.29
1SP           U.S. Smaller Companies (9/99; 5/95)                  3.27        3.60          3.27      10.68         --    16.99
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)                  --      (10.35)(c)    (13.64)      7.44         --    10.08
1WI           International Equity Fund (5/01; 7/00)                 --      (16.53)(c)    (22.06)        --         --   (21.53)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)                  --      (12.47)(c)    (29.68)     (3.59)        --     3.92

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).

(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h) CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%

(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                           PERFORMANCE
                                                         OF THE SUBACCOUNT                        OF THE FUND
                                                                   SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR  COMMENCEMENT       1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)   (17.34%)    (7.86%)        (17.34%)        --%        --%       (7.86%)
BD1           Bond Fund (9/99; 10/81)                      6.60       5.46            6.60        3.94       6.30         9.22
CR1           Capital Resource Fund (9/99; 10/81)        (18.94)    (10.69)         (18.94)       4.17       5.79        11.00
CM1           Cash Management Fund (9/99; 10/81)           2.70       3.76            2.70        3.88       3.45         5.36
DE1           Diversified Equity Income Fund
              (9/99; 9/99)                                 1.12       1.60            1.12          --         --         1.60
EM1           Emerging Markets Fund (5/00; 5/00)          (2.40)    (18.44)          (2.40)         --         --       (18.44
ES1           Equity Select Fund (5/01; 5/01)                --      (1.72)(c)          --          --         --        (1.72)(d)
EI1           Extra Income Fund (9/99; 5/96)               3.92      (2.40)           3.92        0.84         --         1.62
FI1           Federal Income Fund (9/99; 9/99)             5.31       5.57            5.31          --         --         5.57
GB1           Global Bond Fund (9/99; 5/96)                0.33       1.18            0.33        1.32         --         2.41
GR1           Growth Fund (9/99; 9/99)                   (31.66)    (16.89)         (31.66)        --          --       (16.89)
IE1           International Fund (9/99; 1/92)            (29.41)    (15.69)         (29.41)      (2.47)        --         2.84
MF1           Managed Fund (9/99; 4/86)                  (11.49)     (2.49)         (11.49)       5.73       7.75         9.13
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (17.55)     (4.50)         (17.55)       8.77         --         9.69
IV1           S&P 500 Index Fund (5/00; 5/00)            (13.35)    (14.11)         (13.35)         --         --       (14.11)
SC1           Small Cap Advantage Fund (9/99; 9/99)       (7.48)      3.33           (7.48)         --         --         3.33
SA1           Strategy Aggressive Fund (9/99; 1/92)      (33.60)     (8.42)         (33.60)       0.44         --         5.63

            AIM V.I.
1CA           Capital Appreciation Fund,
              Series I (9/99; 5/93)                      (24.06)     (4.94)         (24.06)       4.96        --         10.66
1CD           Capital Development Fund,
              Series I (9/99; 5/98)                       (9.01)     10.34           (9.01)         --        --          4.02

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
1IF           VP International (9/99; 5/94)              (29.90)     (7.45)         (29.90)       3.64         --         4.61
1VA           VP Value (9/99; 5/96)                       11.70       8.84           11.70       10.70         --        11.51

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)      (7.74)     (7.24)          (7.74)       6.11       7.73         8.26

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)     (17.26)      3.66          (17.26)         --         --         2.61

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)            (9.77)     (3.76)          (9.77)       8.92         --         8.92
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                            (4.34)     22.73           (4.34)         --         --        24.30
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (22.07)    (10.79)         (22.07)       1.63       4.81         4.98

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                              6.81      14.05            6.81        4.89      10.37         9.15
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                     12.66      14.94           12.66          --         --         2.18
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (16.86)       3.58         --         8.55
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)              (3.62)     (1.12)          (3.62)      (0.39)        --         1.63

                                       19

                                                            PERFORMANCE                         PERFORMANCE
                                                         OF THE SUBACCOUNT                      OF THE FUND
                                                                  SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                              1 YEAR  COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                              3.49%      7.88%           3.49%         --%        --%        2.23%
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (12.83)     (5.72)         (12.83)         --         --         2.27
1MC           Mid Cap Value Fund (9/99; 5/98)             10.95      15.13           10.95          --         --         5.35

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (40.22)    (41.96)         (40.22)       5.76         --        11.14
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)             (37.97)    (40.78)         (37.97)         --         --       (36.96)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)             (24.21)    (26.50)         (24.21)       8.81         --        12.54

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                               (24.84)    (13.18)         (24.84)         --         --        (2.95)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)              (25.60)    (21.63)         (25.60)         --         --        (1.52)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)               (6.21)     (7.91)          (6.21)         --         --        13.38

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (29.41)    (16.92)         (29.41)         --         --        (0.57)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)            (34.19)     (6.69)         (34.19)         --         --         6.43

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)           28.43      27.03           28.43       18.78         --        18.78

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                12.55      26.01           12.55          --         --        26.01

            WANGER
1IT           International Small Cap (9/99; 5/95)       (21.96)     (7.07)         (21.96)       7.02         --        14.43
1SP           U.S. Smaller Companies (9/99; 5/95)         10.27       6.46           10.27       11.34         --        17.11
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)          --      (4.35)(c)       (7.89)       8.18         --        10.08
1WI           International Equity Fund (5/01; 7/00)         --     (11.00)(c)      (16.94)         --         --       (18.18)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)          --      (6.64)(c)      (25.14)      (2.71)        --         4.16


(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).

(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h) CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%

(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                           PERFORMANCE
                                                         OF THE SUBACCOUNT                        OF THE FUND
                                                                     SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (23.23%)   (10.88%)        (23.23%)        --%        --%      (10.88%)
BD2           Bond Fund (9/99; 10/81)                     (1.17)      2.10           (1.17)       2.65       6.12        9.14
CR2           Capital Resource Fund (9/99; 10/81)        (24.72)    (13.63)         (24.72)       2.89       5.61       10.92
CM2           Cash Management Fund (9/99; 10/81)          (4.77)      0.40           (4.77)       2.59       3.25        5.29
DE2           Diversified Equity Income Fund
              (9/99; 9/99)                                (6.22)     (1.72)          (6.22)         --         --       (1.72)
EM2           Emerging Markets Fund (5/00; 5/00)          (9.46)    (22.07)          (9.46)         --         --       (22.07)
ES2           Equity Select Fund (5/01; 5/01)                --      (8.92)(c)          --          --         --        (8.92)(d)
EI2           Extra Income Fund (9/99; 5/96)              (3.64)     (5.58)          (3.64)      (0.53)        --         0.57
FI2           Federal Income Fund (9/99; 9/99)            (2.36)      2.22           (2.36)         --         --         2.22
GB2           Global Bond Fund (9/99; 5/96)               (6.94)     (2.09)          (6.94)      (0.05)        --         1.39
GR2           Growth Fund (9/99; 9/99)                   (36.44)    (19.64)         (36.44)         --         --       (19.64)
IE2           International Fund (9/99; 1/92)            (34.37)    (18.45)         (34.37)      (3.74)        --         2.61
MF2           Managed Fund (9/99; 4/86)                  (17.85)     (5.68)         (17.85)       4.52       7.58         9.06
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (23.43)     (7.64)         (23.43)       7.70         --         8.93
IV2           S&P 500 Index Fund (5/00; 5/00)            (19.56)    (17.90)         (19.56)         --         --       (17.90)
SC2           Small Cap Advantage Fund (9/99; 9/99)      (14.14)     (0.07)         (14.14)         --         --        (0.07)
SA2           Strategy Aggressive Fund (9/99; 1/92)      (38.22)    (11.44)         (38.22)      (0.85)        --         5.44

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                               (29.44)     (8.08)         (29.44)       3.72         --        10.43
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                               (15.56)      7.18          (15.56)         --         --         2.21

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (34.82)    (10.47)         (34.82)       2.33         --         4.15
2VA           VP Value (9/99; 5/96)                        3.66       5.63            3.66        9.70         --        10.81

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)     (14.39)    (11.33)         (14.39)       4.92       7.57         8.19

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (23.16)      0.21          (23.16)         --         --        (0.77)

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                           (16.26)     (6.91)         (16.26)       7.85         --         7.99
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                           (11.25)     19.98          (11.25)         --         --        22.73
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (27.60)    (13.71)         (27.60)       0.30       4.61         4.91

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                             (0.98)     11.02           (0.98)       3.66      10.23         9.08
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)               4.63      12.07            4.63          --         --         0.35
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund
              - Class 2 (3/02; 5/92)(g)                      --         --          (22.78)       2.29         --         8.41
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)             (10.59)     (4.37)         (10.59)      (1.73)        --         0.59

                                       22

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR  COMMENCEMENT       1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                             (4.04%)     4.61%          (4.04%)        --%        --%        0.47%
2UE           CORE(SM) U.S. Equity Fund
              (9/99; 2/98)(h)                            (19.08)     (8.81)         (19.08)         --         --         0.53
2MC           Mid Cap Value Fund (9/99; 5/98)              2.91      12.15            2.91          --         --         3.61

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (44.33)    (44.53)         (44.33)       4.55         --        10.91
2GT           Global Technology Portfolio:
              Service Shares(5/00; 1/00)(j)              (42.25)    (43.40)         (42.25)         --         --       (39.22)
2IG           International Growth Portfolio:
              Service Shares(5/00; 5/94)(i)              (29.57)    (29.74)         (29.57)       7.73         --        12.23

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)                               (30.15)    (16.02)         (30.15)         --         --        (4.88)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)              (30.85)    (25.08)         (30.85)         --         --        (4.25)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                            (12.97)    (11.98)         (12.97)         --         --        11.94

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (34.36)    (19.65)         (34.36)         --         --        (2.07)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                            (38.77)     (9.79)         (38.77)         --         --         5.25

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           20.43      24.41           20.43       18.04         --        18.13

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                 4.52      23.32            4.52          --         --        23.32

            WANGER
2IT           International Small Cap (9/99; 5/95)       (27.50)    (10.12)         (27.50)       5.87         --        14.01
2SP           U.S. Smaller Companies (9/99; 5/95)          2.24       3.15            2.24       10.36         --        16.74
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --     (11.32)(c)      (14.53)       7.08         --         9.75
2WI           International Equity Fund (5/01; 7/00)         --     (17.45)(c)      (22.87)         --         --       (22.22)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --     (13.43)(c)      (30.44)      (4.02)        --         3.40

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h) CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                     SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (22.51%)   (10.50%)        (22.51%)        --%        --%     (10.50%)
BD2           Bond Fund (9/99; 10/81)                     (0.21)      2.52           (0.21)       3.01       6.24        9.14
CR2           Capital Resource Fund (9/99; 10/81)        (24.01)    (13.26)         (24.01)       3.24       5.73       10.92
CM2           Cash Management Fund (9/99; 10/81)          (3.84)      0.82           (3.84)       2.95       3.40        5.29
DE2           Diversified Equity Income Fund              (5.31)     (1.30)          (5.31)         --         --       (1.30)
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)          (8.58)    (21.62)          (8.58)         --         --      (21.62)
ES2           Equity Select Fund (5/01; 5/01)                --      (8.04)(c)       --             --         --       (8.04)(d)
EI2           Extra Income Fund (9/99; 5/96)              (2.70)     (5.18)          (2.70)      (0.15)        --        0.91
FI2           Federal Income Fund (9/99; 9/99)            (1.41)      2.64           (1.41)         --         --        2.64
GB2           Global Bond Fund (9/99; 5/96)               (6.04)     (1.68)          (6.04)       0.33         --        1.72
GR2           Growth Fund (9/99; 9/99)                   (35.86)    (19.29)         (35.86)         --         --      (19.29)
IE2           International Fund (9/99; 1/92)            (33.76)    (18.10)         (33.76)      (3.39)        --        2.77
MF2           Managed Fund (9/99; 4/86)                  (17.07)     (5.28)         (17.07)       4.86       7.69        9.06
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (22.71)     (7.25)         (22.71)       7.99         --        9.17
IV2           S&P 500 Index Fund (5/00; 5/00)            (18.80)    (17.43)         (18.80)         --         --      (17.43)
SC2           Small Cap Advantage Fund (9/99; 9/99)      (13.32)      0.36          (13.32)         --         --        0.36
SA2           Strategy Aggressive Fund (9/99; 1/92)      (37.66)    (11.06)         (37.66)      (0.50)        --        5.56

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                               (28.78)     (7.69)         (28.78)       4.06         --       10.59
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                               (14.75)      7.57          (14.75)         --         --        2.46

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (34.22)    (10.09)         (34.22)       2.70         --        4.54
2VA           VP Value (9/99; 5/96)                        4.66       6.03            4.66        9.98         --       11.03

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)     (13.57)    (10.82)         (13.57)       5.25       7.67        8.19

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (22.43)      0.64          (22.43)         --         --       (0.35)

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                           (15.46)     (6.51)         (15.46)       8.14         --        8.28
2MP           Mid Cap Portfolio (Service Class)          (10.39)     20.32          (10.39)         --         --       22.95
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)         (26.92)    (13.35)         (26.92)       0.67       4.74        4.91
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2         (0.01)     11.40           (0.01)       4.00      10.31        9.08
                (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)               5.63      12.45            5.63          --         --        0.61
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (22.05)       2.65         --        8.51
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)              (9.72)     (3.96)          (9.72)      (1.36)        --        0.92

                                       25


                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                     SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund              (3.10%)     5.02%          (3.10%)        --%        --%       0.72%
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (18.31)     (8.42)         (18.31)         --         --        0.77
2MC           Mid Cap Value Fund (9/99; 5/98)              3.91      12.52            3.91          --         --        3.86

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)                     (43.83)    (44.21)         (43.83)       4.88         --       11.07
2GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)                     (41.73)    (43.08)         (41.73)         --         --      (38.95)
2IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)                     (28.91)    (29.34)         (28.91)       8.03         --       12.47

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio             (29.50)    (15.66)         (29.50)         --         --       (4.61)
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)                      (30.21)    (24.65)         (30.21)         --         --       (3.91)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                            (12.14)    (11.48)         (12.14)         --         --       12.14

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (33.76)    (19.31)         (33.76)         --         --       (1.65)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                            (38.21)     (9.40)         (38.21)         --         --        5.57

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           21.43      24.74           21.43       18.24         --       18.34

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                 5.52      23.66            5.52          --         --       23.66

            WANGER
2IT           International Small Cap (9/99; 5/95)       (26.82)     (9.74)         (26.82)       6.19         --       14.22
2SP           U.S. Smaller Companies (9/99; 5/95)          3.24       3.56            3.24       10.63         --       16.93
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --     (10.47)(c)      (13.71)       7.38         --       10.02
2WI           International Equity Fund (5/01; 7/00)         --     (16.66)(c)      (22.14)         --         --      (21.71)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --     (12.60)(c)      (29.79)      (3.67)        --        3.77

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge,a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                     SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (17.43%)    (7.90%)        (17.43%)        --%        --%      (7.90%)
BD2           Bond Fund (9/99; 10/81)                      6.55       5.42            6.55        3.89       6.24        9.14
CR2           Capital Resource Fund (9/99; 10/81)        (19.04)    (10.74)         (19.04)       4.11       5.73       10.92
CM2           Cash Management Fund (9/99; 10/81)           2.65       3.72            2.65        3.82       3.40        5.29
DE2           Diversified Equity Income Fund
              (9/99; 9/99)                                 1.06       1.56            1.06          --         --        1.56
EM2           Emerging Markets Fund (5/00; 5/00)          (2.46)    (18.51)          (2.46)         --         --      (18.51)
ES2           Equity Select Fund (5/01; 5/01)                --      (1.87)(c)          --          --         --       (1.87)(d)
EI2           Extra Income Fund (9/99; 5/96)               3.87      (2.44)           3.87        0.78         --        1.56
FI2           Federal Income Fund (9/99; 9/99)             5.26       5.53            5.26          --         --        5.53
GB2           Global Bond Fund (9/99; 5/96)                0.28       1.14            0.28        1.26         --        2.36
GR2           Growth Fund (9/99; 9/99)                   (31.78)    (16.93)         (31.78)         --         --      (16.93)
IE2           International Fund (9/99; 1/92)            (29.53)    (15.74)         (29.53)      (2.54)        --        2.77
MF2           Managed Fund (9/99; 4/86)                  (11.58)     (2.54)         (11.58)       5.67       7.69        9.06
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (17.64)     (4.55)         (17.64)       8.72         --        9.63
IV2           S&P 500 Index Fund (5/00; 5/00)            (13.44)    (14.19)         (13.44)         --         --      (14.19)
SC2           Small Cap Advantage Fund (9/99; 9/99)       (7.54)      3.29           (7.54)         --         --        3.29
SA2           Strategy Aggressive Fund (9/99; 1/92)      (33.72)     (8.47)         (33.72)       0.37         --        5.56

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                               (24.17)     (4.99)         (24.17)       4.90         --       10.59
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                                (9.09)     10.30           (9.09)         --         --        3.97

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (30.02)     (7.50)         (30.02)       3.58         --        4.54
2VA           VP Value (9/99; 5/96)                       11.66       8.81           11.66       10.65         --       11.46

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)      (7.81)     (7.30)          (7.81)       6.05       7.67        8.19

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (17.35)      3.62          (17.35)         --         --        2.57

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)                            (9.85)     (3.80)          (9.85)       8.86         --        8.86
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                            (4.40)     22.69           (4.40)         --         --       24.25
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (22.18)    (10.83)         (22.18)       1.57       4.74        4.91

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                              6.76      14.01            6.76        4.84      10.31        9.08
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)                     12.63      15.06           12.63          --         --        2.14
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (16.94)       3.54         --        8.51
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)             (3.68)     (1.16)          (3.68)      (0.45)        --        1.57

                                       28

                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                     SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund               3.44%      7.84%           3.44%         --%        --%       2.18%
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (12.91)     (5.76)         (12.91)         --         --        2.21
2MC           Mid Cap Value Fund (9/99; 5/98)             10.91      15.10           10.91          --         --        5.31

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (40.36)    (42.07)         (40.36)       5.70         --       11.07
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)             (38.10)    (40.89)         (38.10)         --         --      (37.08)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)             (24.32)    (26.59)         (24.32)       8.75         --       12.47

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)                               (24.95)    (13.23)         (24.95)         --         --       (3.00)

            MFS(R)
2MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)                      (25.71)    (21.71)         (25.71)         --         --       (1.58)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)                             (6.28)     (7.97)          (6.28)         --         --       13.33

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (29.52)    (16.97)         (29.52)         --         --       (0.64)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)                            (34.31)     (6.73)         (34.31)         --         --        6.37

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           28.43      27.00           28.43       18.75         --       18.74

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                12.52      25.97           12.52          --         --       25.97

            WANGER
2IT           International Small Cap (9/99; 5/95)       (22.06)     (7.12)         (22.06)       6.96         --       14.36
2SP           U.S. Smaller Companies (9/99; 5/95)         10.24       6.43           10.24       11.29         --       17.05
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --      (4.48)(c)       (7.97)       8.13         --       10.02
2WI           International Equity Fund (5/01; 7/00)         --     (11.14)(c)      (17.03)         --         --      (18.25)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --      (6.77)(c)      (25.26)      (2.82)        --        4.01

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (23.00%)   (10.57%)        (23.00%)        --%        --%     (10.57%)
BD2           Bond Fund (9/99; 10/81)                      6.81       5.67            6.81        4.15       6.51        9.44
BD2           Bond Fund (9/99; 10/81)                     (0.94)      2.36           (0.94)       2.93       6.40        9.44
CR2           Capital Resource Fund (9/99; 10/81)        (24.48)    (13.29)         (24.48)       3.17       5.88       11.22
CM2           Cash Management Fund (9/99; 10/81)          (4.53)      0.60           (4.53)       2.86       3.52        5.57
DE2           Diversified Equity Income Fund
              (9/99; 9/99)                                (5.98)     (1.48)          (5.98)         --         --       (1.48)
EM2           Emerging Markets Fund (5/00; 5/00)          (9.22)    (21.69)          (9.22)         --         --      (21.69)
ES2           Equity Select Fund (5/01; 5/01)                --      (8.66)(c)          --          --         --       (8.66)(d)
EI2           Extra Income Fund (9/99; 5/96)              (3.40)     (5.32)          (3.40)      (0.28)        --        0.83
FI2           Federal Income Fund (9/99; 9/99)            (2.13)      2.47           (2.13)         --         --        2.47
GB2           Global Bond Fund (9/99; 5/96)               (6.71)     (1.88)          (6.71)       0.19         --        1.66
GR2           Growth Fund (9/99; 9/99)                   (36.20)    (19.23)         (36.20)         --         --      (19.23)
IE2           International Fund (9/99; 1/92)            (34.13)    (18.08)         (34.13)      (3.52)        --        2.89
MF2           Managed Fund (9/99; 4/86)                  (17.61)     (5.41)         (17.61)       4.81       7.86        9.35
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (23.19)     (7.34)         (23.19)       7.98         --        9.22
IV2           S&P 500 Index Fund (5/00; 5/00)            (19.32)    (17.59)         (19.32)         --         --      (17.59)
SC2           Small Cap Advantage Fund (9/99; 9/99)      (13.90)      0.19          (13.90)         --         --        0.19
SA2           Strategy Aggressive Fund (9/99; 1/92)      (37.98)    (11.10)         (37.98)      (0.67)        --        5.72

            AIM V.I.
2CA           Capital Appreciation Fund, Series I        (29.20)     (7.76)         (29.20)       4.00         --       10.72
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                               (15.32)      7.45          (15.32)         --         --        2.48

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (34.58)    (10.17)         (34.58)       2.62         --        4.43
2VA           VP Value (9/99; 5/96)                        3.92       5.88            3.92        9.98         --       11.09

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)     (14.15)    (11.06)         (14.15)       5.20       7.84        8.48

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (22.92)      0.48          (22.92)         --         --       (0.49)

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)           (16.02)     (6.63)         (16.02)       8.13         --        8.13
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                           (11.01)     20.27          (11.01)         --         --       23.04
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (27.36)    (13.38)         (27.36)       0.50       4.89        5.19

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                             (0.74)     11.29           (0.74)       3.93      10.51        9.37
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)               4.88      12.21            4.88          --         --        0.57
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (22.55)       2.55         --        8.66
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)             (10.35)     (4.09)         (10.35)      (1.48)        --        0.84

                                       31

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund              (3.80%)     4.87%          (3.80%)        --%        --%       0.72%
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (18.84)     (8.51)         (18.84)         --         --        0.75
2MC           Mid Cap Value Fund (9/99; 5/98)              3.17      12.42            3.17          --         --        3.88

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (44.09)    (43.97)         (44.09)       4.84         --       11.20
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)             (42.01)    (42.85)         (42.01)         --         --      (38.80)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)             (29.33)    (29.33)         (29.33)       8.02         --       12.52

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)                               (29.91)    (15.68)         (29.91)         --         --       (4.62)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)              (30.61)    (24.72)         (30.61)         --         --       (4.04)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)              (12.74)    (11.70)         (12.74)         --         --       12.22

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (34.12)    (19.26)         (34.12)         --         --       (1.66)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)            (38.53)     (9.44)         (38.53)         --         --        5.54

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           20.69      24.70           20.69       18.32         --       18.42

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                 4.78      23.61            4.78          --         --       23.61

            WANGER
2IT           International Small Cap (9/99; 5/95)       (27.26)     (9.81)         (27.26)       6.15         --       14.31
2SP           U.S. Smaller Companies (9/99; 5/95)          2.49       3.40            2.49       10.64         --       17.04
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --     (11.09)(c)      (14.29)       7.36         --       10.03
2WI           International Equity Fund (5/01; 7/00)         --     (17.21)(c)      (22.63)         --         --      (21.86)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --     (13.19)(c)      (30.20)      (3.80)        --        3.72

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (22.27%)   (10.20%)        (22.27%)        --%        --%     (10.20%)
BD2           Bond Fund (9/99; 10/81)                      0.03       2.78            0.03        3.28       6.51        9.44
CR2           Capital Resource Fund (9/99; 10/81)        (23.77)    (12.94)         (23.77)       3.52       6.00       11.22
CM2           Cash Management Fund (9/99; 10/81)          (3.60)      1.03           (3.60)       3.22       3.66        5.57
DE2           Diversified Equity Income Fund
              (9/99; 9/99)                                (5.07)     (1.06)          (5.07)         --         --       (1.06)
EM2           Emerging Markets Fund (5/00; 5/00)          (8.34)    (21.69)          (8.34)         --         --      (21.69)
ES2           Equity Select Fund (5/01; 5/01)                --      (7.78)(c)          --          --         --       (7.78)(d)
EI2           Extra Income Fund (9/99; 5/96)              (2.46)     (4.92)          (2.46)       0.11         --        1.16
FI2           Federal Income Fund (9/99; 9/99)            (1.17)      2.90           (1.17)         --         --        2.90
GB2           Global Bond Fund (9/99; 5/96)               (5.80)     (1.46)          (5.80)       0.58         --        1.98
GR2           Growth Fund (9/99; 9/99)                   (35.62)    (18.91)         (35.62)         --         --      (18.91)
IE2           International Fund (9/99; 1/92)            (33.52)    (17.76)         (33.52)      (3.16)        --        3.04
MF2           Managed Fund (9/99; 4/86)                  (16.83)     (5.01)         (16.83)       5.14       7.96        9.35
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (22.47)     (6.95)         (22.47)       8.27         --        9.45
IV2           S&P 500 Index Fund (5/00; 5/00)            (18.56)    (17.13)         (18.56)         --         --      (17.13)
SC2           Small Cap Advantage Fund (9/99; 9/99)      (13.08)      0.61          (13.08)         --         --        0.61
SA2           Strategy Aggressive Fund (9/99; 1/92)      (37.42)    (10.74)         (37.42)      (0.29)        --        5.84

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                               (28.54)     (7.38)         (28.54)       4.34         --       10.88
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                               (14.51)      7.84          (14.51)         --         --        2.73

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (33.98)     (9.80)         (33.98)       2.98         --        4.82
2VA           VP Value (9/99; 5/96)                        4.92       6.29            4.92       10.25         --       11.31

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)     (13.33)    (10.55)         (13.33)       5.52       7.94        8.48

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (22.19)      0.91          (22.19)         --         --       (0.07)

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)           (15.22)     (6.24)         (15.22)       8.42         --        8.42
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                           (10.15)     20.61          (10.15)         --         --       23.26
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (26.68)    (13.03)         (26.68)       0.89       5.02        5.19

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                              0.23      11.67            0.23        4.27      10.59        9.37
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)               5.88      12.59            5.88          --         --        0.84
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (21.82)       2.91         --        8.76
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)              (9.48)     (3.69)          (9.48)      (1.11)        --        1.18

                                       34

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                             (2.86%)     5.28%          (2.86%)        --%        --%       0.97%
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (18.07)     (8.13)         (18.07)         --         --        1.00
2MC           Mid Cap Value Fund (9/99; 5/98)              4.17      12.79            4.17          --         --        4.12

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (43.59)    (43.70)         (43.59)       5.17         --       11.36
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)             (41.49)    (42.57)         (41.49)         --         --      (38.55)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)             (28.67)    (28.96)         (28.67)       8.31         --       12.76

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)                               (29.26)    (15.34)         (29.26)        --          --       (4.34)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)              (29.97)    (24.30)         (29.97)         --         --       (3.70)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)              (11.90)    (11.20)         (11.90)         --         --       12.42

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (33.52)    (18.94)         (33.52)         --         --       (1.28)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)            (37.97)     (9.07)         (37.97)         --         --        5.86

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           21.69      25.03           21.69       18.52         --       18.62

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                 5.78      23.95            5.78          --         --       23.95

            WANGER
2IT           International Small Cap (9/99; 5/95)       (26.58)     (9.44)         (26.58)       6.46         --       14.52
2SP           U.S. Smaller Companies (9/99; 5/95)          3.49       3.82            3.49       10.91         --       17.23
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --     (10.23)(c)      (13.47)       7.66         --       10.31
2WI           International Equity Fund (5/01; 7/00)         --     (16.42)(c)      (21.90)         --         --      (21.37)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --     (12.36)(c)      (29.55)      (3.43)        --        4.08

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.


(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2001


                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)   (17.17%)    (7.67%)        (17.17%)        --%        --%      (7.67%)
BD2           Bond Fund (9/99; 10/81)                      6.81       5.67            6.81        4.15       6.51        9.44
CR2           Capital Resource Fund (9/99; 10/81)        (18.78)    (10.51)         (18.78)       4.38       6.00       11.22
CM2           Cash Management Fund (9/99; 10/81)           2.90       3.97            2.90        4.08       3.66        5.57
DE2           Diversified Equity Income Fund
              (9/99; 9/99)                                 1.32       1.80            1.32          --         --        1.80
EM2           Emerging Markets Fund (5/00; 5/00)          (2.20)    (18.27)          (2.20)         --         --      (18.27)
ES2           Equity Select Fund (5/01; 5/01)                --      (1.59)(c)          --          --         --       (1.59)(d)
EI2           Extra Income Fund (9/99; 5/96)               4.13      (2.20)           4.13        1.04         --        1.82
FI2           Federal Income Fund (9/99; 9/99)             5.52       5.78            5.52          --         --        5.78
GB2           Global Bond Fund (9/99; 5/96)                0.54       1.39            0.54        1.52         --        2.62
GR2           Growth Fund (9/99; 9/99)                   (31.52)    (16.72)         (31.52)         --         --      (16.72)
IE2           International Fund (9/99; 1/92)            (29.27)    (15.52)         (29.27)      (2.27)        --        3.04
MF2           Managed Fund (9/99; 4/86)                  (11.32)     (2.30)         (11.32)       5.94       7.96        9.35
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)         (17.38)     (4.31)         (17.38)       8.99         --        9.91
IV2           S&P 500 Index Fund (5/00; 5/00)            (13.18)    (13.94)         (13.18)         --         --      (13.94)
SC2           Small Cap Advantage Fund (9/99; 9/99)       (7.29)      3.54           (7.29)         --         --        3.54
SA2           Strategy Aggressive Fund (9/99; 1/92)      (33.46)     (8.23)         (33.46)       0.64         --        5.84

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)                               (23.91)     (4.75)         (23.91)       5.17         --       10.88
2CD           Capital Development Fund, Series I
              (9/99; 5/98)                                (8.83)     10.57           (8.83)        --          --        4.23

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)              (29.76)     (7.26)         (29.76)       3.85         --        4.82
2VA           VP Value (9/99; 5/96)                       11.92       9.06           11.92       10.92         --       11.73

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)      (7.55)     (7.05)          (7.55)       6.32       7.94        8.48

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)     (17.09)      3.87          (17.09)         --         --        2.82

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)            (9.59)     (3.57)          (9.59)       9.14         --        9.14
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)                            (4.14)     22.98           (4.14)         --         --       24.55
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)                            (21.92)    (10.61)         (21.92)       1.83       5.02        5.19

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)                              7.02       14.28           7.02        5.10      10.59        9.37
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)              12.88      15.17           12.88          --         --        2.39
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)                        --         --          (16.69)       3.79         --        8.76
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)              (3.42)     (0.92)          (3.42)      (0.19)        --        1.84

                                       37

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)                              3.69%      8.09%           3.69%         --%        --%       2.44%
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)  (12.65)     (5.53)         (12.65)         --         --        2.47
2MC           Mid Cap Value Fund (9/99; 5/98)             11.17      15.36           11.17          --         --        5.57

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)             (40.10)    (41.84)         (40.10)       5.97         --       11.36
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)             (37.84)    (40.66)         (37.84)         --         --      (36.83)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)             (24.06)    (26.35)         (24.06)       9.03         --       12.76

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)                               (24.69)    (13.01)         (24.69)         --         --       (2.75)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)              (25.45)    (21.47)         (25.45)         --         --       (1.32)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)               (6.02)     (7.72)          (6.02)         --         --       13.60

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)     (29.27)    (16.75)         (29.27)         --         --       (0.37)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)            (34.06)     (6.50)         (34.06)         --         --        6.64

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)           28.69      27.29           28.69       19.02         --       19.02

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                12.78      26.26           12.78          --         --       26.26

            WANGER
2IT           International Small Cap (9/99; 5/95)       (21.80)     (6.88)         (21.80)       7.23         --       14.66
2SP           U.S. Smaller Companies (9/99; 5/95)         10.49       6.68           10.49       11.56         --       17.35
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)          --      (4.22)(c)       (7.71)       8.40         --       10.31
2WI           International Equity Fund (5/01; 7/00)         --     (10.88)(c)      (16.78)         --         --      (18.02)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)          --      (6.51)(c)      (25.00)      (2.56)        --        4.32

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(i) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:       P =  a hypothetical initial payment of $1,000
           ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period,  at the end of the period
                 (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the variable account administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee and the Enhanced Earnings Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
-    any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-    any dividends declared for such shares.

It does not include:
-    the effect of any applicable surrender charge, or
-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT            INVESTING IN:                                            SIMPLE YIELD        COMPOUND YIELD
CM1                   AXP(R) Variable Portfolio - Cash Management Fund             0.65%                0.65%
CM2                   AXP(R) Variable Portfolio - Cash Management Fund             0.82                 0.82

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001


SUBACCOUNT       INVESTING IN:                                             YIELD
BD1              AXP(R) Variable Portfolio - Bond Fund                      5.68%
BD2              AXP(R) Variable Portfolio - Bond Fund                      5.70
EI1              AXP(R) Variable Portfolio - Extra Income Fund             11.09
EI2              AXP(R) Variable Portfolio - Extra Income Fund             11.12
FI1              AXP(R) Variable Portfolio - Federal Income Fund            5.72
FI2              AXP(R) Variable Portfolio - Federal Income Fund            5.68
GB1              AXP(R) Variable Portfolio - Global Bond Fund               9.81
GB2              AXP(R) Variable Portfolio - Global Bond Fund               9.79


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, ES1, ES2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, IV1, IV2, SC1, SC2, SA1, SA2, 1CA, 2CA, 1CD, 2CD, 1IF, 2IF, 1VA, 2VA, 1SR, 2SR, 1EG, 2EG, 1GI, 2GI, 1MP, 2MP, 1OS, 2OS, 1RE, 2RE, 1SI, 2SI, 1IS, 2IS, 1SE, 2SE, 1UE, 2UE, 1MC, 2MC, 1AG, 2AG, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1IN, 2IN, 1VS, 2VS, 1MI, 2MI, 1SV, 2SV, 1IT, 2IT, 1SP, 2SP, 1AA, 2AA, 1WI, 2WI, 1SG and 2SG) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP







Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001                                    BC1              BC2              BD1              BD2
ASSETS

Investments in shares of mutual funds
  and portfolios:
    at cost                                     $  51,712,882    $  42,380,833    $ 119,640,679    $  95,301,277
                                                ----------------------------------------------------------------
    at market value                             $  40,781,852    $  33,783,781    $ 119,883,329    $  95,430,437
Dividends receivable                                       --               --          554,670          438,531
Accounts receivable from IDS Life for
  contract purchase payments                               --              815          493,198          101,163
Receivable from mutual funds and
  portfolios for share redemptions                         --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total assets                                       40,781,852       33,784,596      120,931,197       95,970,131
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     32,827           21,476           96,034           59,932
    Contract terminations                               1,095               --               --               --
Payable to mutual funds and
  portfolios for investments purchased                     --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                      33,922           21,476           96,034           59,932
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              40,635,657       33,613,030      120,576,095       95,271,576
Net assets applicable to contracts in
  payment period                                      112,273          150,090          259,068          638,623
================================================================================================================
Total net assets                                $  40,747,930    $  33,763,120    $ 120,835,163    $  95,910,199
================================================================================================================
Accumulation units outstanding                     49,897,109       41,082,633      106,759,873       83,968,345
================================================================================================================
Net asset value per accumulation unit           $        0.81    $        0.82    $        1.13    $        1.13
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001                                    CR1              CR2              CM1
ASSETS

Investments in shares of mutual funds
  and portfolios:
    at cost                                     $  29,069,661    $  29,328,288    $ 287,243,453
                                                -----------------------------------------------
    at market value                             $  20,382,565    $  20,250,827    $ 287,213,633
Dividends receivable                                       --               --          429,903
Accounts receivable from IDS Life for
  contract purchase payments                            7,999            5,830        2,316,455
Receivable from mutual funds and
  portfolios for share redemptions                         --               --               --
-----------------------------------------------------------------------------------------------
Total assets                                       20,390,564       20,256,657      289,959,991
===============================================================================================
LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     16,540           12,818          230,715
    Contract terminations                                  --               --               --
Payable to mutual funds and
  portfolios for investments purchased                     --               --               --
-----------------------------------------------------------------------------------------------
Total liabilities                                      16,540           12,818          230,715
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              20,251,907       20,002,759      289,076,487
Net assets applicable to contracts in
  payment period                                      122,117          241,080          652,789
===============================================================================================
Total net assets                                $  20,374,024    $  20,243,839   $  289,729,276
===============================================================================================
Accumulation units outstanding                     26,778,956       26,326,833      265,455,463
===============================================================================================
Net asset value per accumulation unit           $        0.76    $        0.76   $         1.09
===============================================================================================

See accompanying notes to financial statements.

                                       44

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        CM2              DE1              DE2              EM1
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $ 266,241,664    $  41,405,512    $  44,105,970    $   1,156,628
                                                ----------------------------------------------------------------
    at market value                             $ 266,220,564    $  42,020,724    $  44,767,626    $   1,106,334
Dividends receivable                                  402,299               --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                   608,322          193,243           74,277            2,941
Receivable from mutual funds and portfolios
  for share redemptions                                    --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total assets                                      267,231,185       42,213,967       44,841,903        1,109,275
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                    170,470           32,977           27,680              874
    Contract terminations                                  --               --               --               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                     170,470           32,977           27,680              874
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             266,792,790       42,124,684       44,399,283        1,108,401
Net assets applicable to contracts in payment
  period                                              267,925           56,306          414,940               --
================================================================================================================
Total net assets                                $ 267,060,715    $  42,180,990    $  44,814,223    $   1,108,401
================================================================================================================
Accumulation units outstanding                    243,869,987       41,299,277       43,328,168        1,541,506
================================================================================================================
Net asset value per accumulation unit           $        1.09    $        1.02    $        1.02    $        0.72
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        EM2              ES1              ES2
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $   1,397,705    $   2,064,313    $   2,307,874
                                                -----------------------------------------------
    at market value                             $   1,291,337    $   2,209,551    $   2,473,989
Dividends receivable                                       --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                       506           16,536            4,000
Receivable from mutual funds and portfolios
  for share redemptions                                    --               --               --
-----------------------------------------------------------------------------------------------
Total assets                                        1,291,843        2,226,087        2,477,989
===============================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                        811            1,656            1,428
    Contract terminations                                  --               --               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --
-----------------------------------------------------------------------------------------------
Total liabilities                                         811            1,656            1,428
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,291,032        2,224,431        2,476,561
Net assets applicable to contracts in payment
  period                                                   --               --               --
===============================================================================================
Total net assets                                $   1,291,032    $   2,224,431    $   2,476,561
===============================================================================================
Accumulation units outstanding                      1,789,442        2,238,352        2,488,770
===============================================================================================
Net asset value per accumulation unit           $        0.72    $        0.99    $        1.00
===============================================================================================

See accompanying notes to financial statements.

                                       45

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        EI1               EI2              FI1             FI2
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $  94,997,466    $  62,094,057    $  63,806,682    $  56,635,681
                                                ----------------------------------------------------------------
    at market value                             $  83,448,589    $  54,961,666    $  64,725,633    $  57,202,596
Dividends receivable                                  745,664          493,147          301,175          265,220
Accounts receivable from IDS Life for contract
  purchase payments                                        --           65,827               --          520,532
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total assets                                       84,194,253       55,520,640       65,026,808       57,988,348
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     66,749           34,857           52,153           36,263
    Contract terminations                             110,756               --          148,256               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                     177,505           34,857          200,409           36,263
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              83,871,968       55,368,288       64,646,155       57,583,266
Net assets applicable to contracts in payment
  period                                              144,780          117,495          180,244          368,819
================================================================================================================
Total net assets                                $  84,016,748    $  55,485,783    $  64,826,399    $  57,952,085
================================================================================================================
Accumulation units outstanding                     88,813,366       58,348,189       56,965,798       50,509,732
================================================================================================================
Net asset value per accumulation unit           $        0.94    $        0.95    $        1.13    $        1.14
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        GB1              GB2              GR1
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $  24,366,512    $  16,925,641    $ 143,524,031
                                                -----------------------------------------------
    at market value                             $  24,402,941    $  16,942,628    $  84,467,319
Dividends receivable                                  194,445          134,224               --
Accounts receivable from IDS Life for contract
  purchase payments                                    41,592           33,156           36,007
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --               --
-----------------------------------------------------------------------------------------------
Total assets                                       24,638,978       17,110,008       84,503,326
===============================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     19,563           10,673           67,985
    Contract terminations                                  --               --               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --
-----------------------------------------------------------------------------------------------
Total liabilities                                      19,563           10,673           67,985
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              24,619,415       17,099,335       84,330,906
Net assets applicable to contracts in payment
  period                                                   --               --          104,435
===============================================================================================
Total net assets                                $  24,619,415    $  17,099,335    $  84,435,341
===============================================================================================
Accumulation units outstanding                     23,970,170       16,572,087      130,763,635
===============================================================================================
Net asset value per accumulation unit           $        1.03    $        1.03    $        0.64
===============================================================================================

See accompanying notes to financial statements.

                                       46

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        GR2              IE1              IE2              MF1
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $ 138,142,853    $  19,947,944    $  18,457,675    $  60,292,437
                                                ----------------------------------------------------------------
    at market value                             $  83,907,072    $  12,566,903    $  10,654,939    $  49,957,880
Dividends receivable                                       --               --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                    65,898               --            4,994            7,470
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total assets                                       83,972,970       12,566,903       10,659,933       49,965,350
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     53,115           10,130            6,733           40,181
    Contract terminations                                  --            6,237               --               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                      53,115           16,367            6,733           40,181
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              83,696,603       12,477,568       10,625,560       49,466,612
Net assets applicable to contracts in
  payment period                                      223,252           72,968           27,640          458,557
================================================================================================================
Total net assets                                $  83,919,855    $  12,550,536    $  10,653,200    $  49,925,169
================================================================================================================
Accumulation units outstanding                    129,185,546       18,664,324       15,821,074       53,096,445
================================================================================================================
Net asset value per accumulation unit           $        0.65    $        0.67    $        0.67    $        0.93
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        MF2               ND1             ND2
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $  43,249,885    $ 356,139,473    $ 313,080,767
                                                -----------------------------------------------
    at market value                             $  35,998,816    $ 272,960,324    $ 245,919,901
Dividends receivable                                       --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                    21,008          139,340          342,906
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --               --
-----------------------------------------------------------------------------------------------
Total assets                                       36,019,824      273,099,664      246,262,807
===============================================================================================

LIABILITIES

Payable to IDS Life for:
  Mortality and expense risk fee                       22,756          218,157          154,416
  Contract terminations                                    --               --               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --
-----------------------------------------------------------------------------------------------
Total liabilities                                      22,756          218,157          154,416
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period b                            35,351,244      271,620,420      245,113,267
Net assets applicable to contracts in
  payment period                                      645,824        1,261,087          995,124
===============================================================================================
Total net assets                                $  35,997,068    $ 272,881,507    $ 246,108,391
===============================================================================================
Accumulation units outstanding                     37,760,282      307,319,932      276,053,946
===============================================================================================
Net asset value per accumulation unit           $        0.94    $        0.88    $        0.89
===============================================================================================

See accompanying notes to financial statements.

                                       47

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        IV1              IV2              SC1              SC2
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $  35,318,036    $  30,720,504    $  27,372,382    $  25,644,608
                                                ----------------------------------------------------------------
    at market value                             $  31,838,244    $  28,188,801    $  26,178,664    $  24,598,807
Dividends receivable                                       --               --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                   199,065          157,436               --           10,422
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total assets                                       32,037,309       28,346,237       26,178,664       24,609,229
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     24,967           17,498           20,933           15,505
    Contract terminations                                  --               --              248               --
Payable to mutual funds and portfolios for
  investments purchased                                    --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                      24,967           17,498           21,181           15,505
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              31,867,060       28,328,739       26,144,365       24,588,882
Net assets applicable to contracts in
  payment period                                      145,282               --           13,118            4,842
================================================================================================================
Total net assets                                $  32,012,342    $  28,328,739    $  26,157,483    $  24,593,724
================================================================================================================
Accumulation units outstanding                     40,574,978       35,957,387       24,346,498       22,792,239
================================================================================================================
Net asset value per accumulation unit           $        0.79    $        0.79    $        1.07    $        1.08
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        SA1              SA2            1CA
ASSETS
Investments in shares of mutual funds and
  portfolios:
    at cost                                     $ 114,824,545    $  98,709,563    $  75,971,959
                                                -----------------------------------------------
    at market value                             $  53,077,901    $  47,772,232    $  48,599,509
Dividends receivable                                       --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                     9,685           22,576               --
Receivable from mutual funds and portfolios for
  share redemptions                                        --               --           68,418
-----------------------------------------------------------------------------------------------
Total assets                                       53,087,586       47,794,808       48,667,927
===============================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     42,782           30,224           38,883
    Contract terminations                                  --               --           29,535
Payable to mutual funds and portfolios for
investments purchased                                      --               --               --
-----------------------------------------------------------------------------------------------
Total liabilities                                      42,782           30,224           68,418
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              52,913,871       47,624,819       48,480,854
Net assets applicable to contracts in
 payment period                                       130,933          139,765          118,655
===============================================================================================
Total net assets                                $  53,044,804    $  47,764,584    $  48,599,509
===============================================================================================
Accumulation units outstanding                     65,574,383       58,747,770       55,044,029
===============================================================================================
Net asset value per accumulation unit           $        0.81    $        0.81    $        0.88
===============================================================================================

See accompanying notes to financial statements.

                                       48

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        2CA              1CD              2CD              1IF
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $  67,037,666    $  34,074,085    $  31,173,862    $  40,111,083
                                                ----------------------------------------------------------------
    at market value                             $  43,948,211    $  31,796,487    $  29,214,698    $  26,705,659
Dividends receivable                                       --               --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                    25,782               --           18,047               --
Receivable from mutual funds and portfolios
  for share redemptions                                27,619           44,415           18,432           28,895
----------------------------------------------------------------------------------------------------------------
Total assets                                       44,001,612       31,840,902       29,251,177       26,734,554
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     27,619           25,502           18,432           21,320
    Contract terminations                                  --           18,913               --            7,575
Payable to mutual funds and portfolios for
  investments purchased                                25,782               --           18,047               --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                      53,401           44,415           36,479           28,895
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              43,863,896       31,789,723       29,181,170       26,696,457
Net assets applicable to contracts in
  payment period                                       84,315            6,764           33,528            9,202
================================================================================================================
Total net assets                                $  43,948,211    $  31,796,487    $  29,214,698    $  26,705,659
================================================================================================================
Accumulation units outstanding                     49,574,479       25,531,321       23,323,646       32,127,131
================================================================================================================
Net asset value per accumulation unit           $        0.88    $        1.25    $        1.25    $        0.83
================================================================================================================

                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        2IF              1VA              2VA
ASSETS

Investments in shares of mutual funds and
    at cost                                     $  31,518,192    $  42,485,788    $  36,919,704
                                                -----------------------------------------------
    at market value                             $  21,368,405    $  50,146,100    $  42,781,569
Dividends receivable                                       --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                     9,219           79,994           62,910
Receivable from mutual funds and portfolios
  for share redemptions                                13,466           39,862           26,823
-----------------------------------------------------------------------------------------------
Total assets                                       21,391,090       50,265,956       42,871,302
===============================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     13,466           39,862           26,823
    Contract terminations                                  --               --               --
Payable to mutual funds and portfolios for
investments purchased                                   9,219           79,994           62,910
-----------------------------------------------------------------------------------------------
Total liabilities                                      22,685          119,856           89,733
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              21,253,409       49,876,302       42,598,419
Net assets applicable to contracts in
  payment period                                      114,996          269,798          183,150
===============================================================================================
Total net assets                                $  21,368,405    $  50,146,100    $  42,781,569
===============================================================================================
Accumulation units outstanding                     25,459,465       41,459,867       35,247,543
===============================================================================================
Net asset value per accumulation unit           $        0.83    $        1.20    $        1.21
===============================================================================================

See accompanying notes to financial statements.

                                       49

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        1SR              2SR              1EG              2EG
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                     $   6,022,179    $   4,466,224    $  32,988,164    $  26,958,707
                                                ----------------------------------------------------------------
    at market value                             $   5,403,539    $   3,996,635    $  26,257,930    $  21,527,548
Dividends receivable                                       --               --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                    11,155            4,509               --            1,994
Receivable from mutual funds and portfolios
  for share redemptions                                 4,314            2,477           35,106           13,541
----------------------------------------------------------------------------------------------------------------
Total assets                                         5,419,008       4,003,621       26,293,036       21,543,083
================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                      4,314            2,477           20,966           13,541
    Contract terminations                                  --               --           14,140               --
Payable to mutual funds and portfolios for
  investments purchased                                11,155            4,509               --            1,994
----------------------------------------------------------------------------------------------------------------
Total liabilities                                      15,469            6,986           35,106           15,535
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               5,403,539        3,996,635       26,244,049       21,519,844
Net assets applicable to contracts in
  payment period                                           --               --           13,881            7,704
================================================================================================================
Total net assets                                $   5,403,539    $   3,996,635    $  26,257,930    $  21,527,548
================================================================================================================
Accumulation units outstanding                      6,090,449        4,489,864      24,696,701        20,157,745
================================================================================================================
Net asset value per accumulation unit           $        0.89    $        0.89    $        1.06    $        1.07
================================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        1GI              2GI             1MP
ASSETS

Investments in shares of mutual funds and
  portfolios:
     at cost                                    $ 122,813,494    $ 106,044,910    $  98,234,180
                                                -----------------------------------------------
     at market value                            $ 107,966,481    $  93,831,915    $ 105,787,927
Dividends receivable                                       --               --               --
Accounts receivable from IDS Life for contract
  purchase payments                                    44,765           64,684               --
Receivable from mutual funds and portfolios
  for share redemptions                                85,870           58,898          192,059
-----------------------------------------------------------------------------------------------
Total assets                                      108,097,116       93,955,497      105,979,986
===============================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                     85,870           58,898           85,138
    Contract terminations                                  --               --          106,921
Payable to mutual funds and portfolios for
  investments purchased                                44,765           64,684               --
-----------------------------------------------------------------------------------------------
Total liabilities                                     130,635          123,582          192,059
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             107,710,471       93,732,787      105,560,988
Net assets applicable to contracts in
  payment period                                      256,010           99,128          226,939
===============================================================================================
Total net assets                                $ 107,966,481    $  93,831,915    $ 105,787,927
===============================================================================================
Accumulation units outstanding                    119,735,641      103,718,607       67,131,837
===============================================================================================
Net asset value per accumulation unit           $        0.90    $        0.90    $        1.57
===============================================================================================

See accompanying notes to financial statements.

                                       50

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          2MP           1OS           2OS           1RE           2RE           1SI           2SI
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                         $ 87,291,413  $ 37,270,649  $ 31,651,663  $ 24,877,313  $ 31,061,372  $ 11,564,627  $ 13,199,978
                                   -------------------------------------------------------------------------------------------------
   at market value                 $ 94,014,379  $ 25,154,450  $ 21,590,846  $ 26,463,745  $ 32,992,245  $ 12,869,436  $ 14,607,898
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments          35,503         6,694            --        28,669        75,529        31,093        59,417
Receivable from mutual funds and
 portfolios for share redemptions        59,429        20,156        35,389        20,756        20,246        10,088         8,938
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         94,109,311    25,181,300    21,626,235    26,513,170    33,088,020    12,910,617    14,676,253
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        59,429        20,156        13,569        20,756        20,246        10,088         8,938
   Contract terminations                     --            --        21,820            --            --            --            --
Payable to mutual funds and
 portfolios for investments purchased    35,503         6,694            --        28,669        75,529        31,093        59,417
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        94,932        26,850        35,389        49,425        95,775        41,181        68,355
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period              93,821,066    25,092,352    21,430,626    26,422,937    32,809,529    12,865,426    14,565,877
Net assets applicable to contracts
 in payment period                      193,313        62,098       160,220        40,808       182,716         4,010        42,021
====================================================================================================================================
Total net assets                   $ 94,014,379  $ 25,154,450  $ 21,590,846  $ 26,463,745  $ 32,992,245  $ 12,869,436  $ 14,607,898
====================================================================================================================================
Accumulation units outstanding       59,392,864    32,758,196    27,849,994    19,803,454    24,476,850     9,583,606    10,800,259
====================================================================================================================================
Net asset value per
 accumulation unit                 $       1.58  $       0.77  $       0.77  $       1.33  $       1.34  $       1.34  $       1.35
====================================================================================================================================

See accompanying notes to financial statements.

                                       51

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          1IS           2IS           1SE           2SE           1UE           2UE           1MC
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                         $  7,249,439  $  5,991,464  $ 21,773,563  $ 16,260,997  $ 73,400,041  $ 61,773,879  $ 30,860,705
                                   -------------------------------------------------------------------------------------------------
   at market value                 $  6,779,128  $  5,675,790  $ 22,428,493  $ 16,792,552  $ 61,360,603  $ 52,274,999  $ 33,835,944
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments              --         1,112         1,558        12,166            --        67,150       115,507
Receivable from mutual funds and
 portfolios for share redemptions         9,593         3,554        17,939        10,564       148,136        32,680        26,237
------------------------------------------------------------------------------------------------------------------------------------
Total assets                          6,788,721     5,680,456    22,447,990    16,815,282    61,508,739    52,374,829    33,977,688
====================================================================================================================================

LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee         5,427         3,554        17,939        10,564        49,094        32,680        26,237
   Contract terminations                  4,166            --            --            --        99,042            --            --
Payable to mutual funds and
 portfolios for investments purchased        --         1,112         1,558        12,166            --        67,150       115,507
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         9,593         4,666        19,497        22,730       148,136        99,830       141,744
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period               6,779,128     5,675,790    22,415,632    16,792,552    61,189,234    52,108,194    33,759,106
Net assets applicable to contracts
 in payment period                           --            --        12,861            --       171,369       166,805        76,838
====================================================================================================================================
Total net assets                   $  6,779,128  $  5,675,790  $ 22,428,493  $ 16,792,552  $ 61,360,603  $ 52,274,999  $ 33,835,944
====================================================================================================================================
Accumulation units outstanding        7,075,404     5,897,395    18,973,755    14,152,524    71,184,706    60,342,746    24,711,163
====================================================================================================================================
Net asset value per
 accumulation unit                 $       0.96  $       0.96  $       1.18  $       1.19  $       0.86  $       0.86  $       1.37
====================================================================================================================================

See accompanying notes to financial statements.

                                       52

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          2MC           1AG           2AG           1GT           2GT           1IG           2IG
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                         $ 30,232,493  $ 41,783,164  $ 41,386,033  $ 27,038,087  $ 26,763,306  $ 50,942,233  $ 47,396,787
                                   -------------------------------------------------------------------------------------------------
   at market value                 $ 32,636,756  $ 21,660,325  $ 23,116,070  $ 14,436,141  $ 14,783,844  $ 38,964,943  $ 36,904,470
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments          62,837            --        16,823         6,509        18,094        52,449        53,395
Receivable from mutual funds and
 portfolios for share redemptions        20,096        58,807        14,391        11,473         9,217        30,825        22,988
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         32,719,689    21,719,132    23,147,284    14,454,123    14,811,155    39,048,217    36,980,853
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        20,096        17,207        14,391        11,473         9,217        30,825        22,988
   Contract terminations                     --        41,600            --            --            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                               62,837            --        16,823         6,509        18,094        52,449        53,395
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        82,933        58,807        31,214        17,982        27,311        83,274        76,383
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period              32,593,270    21,649,557    23,114,288    14,432,566    14,779,685    38,863,547    36,794,077
Net assets applicable to contracts
 in payment period                       43,486        10,768         1,782         3,575         4,159       101,396       110,393
====================================================================================================================================
Total net assets                   $ 32,636,756  $ 21,660,325  $ 23,116,070  $ 14,436,141  $ 14,783,844  $ 38,964,943  $ 36,904,470
====================================================================================================================================
Accumulation units outstanding       23,748,152    51,499,504    54,804,774    34,050,475    34,766,823    64,147,250    60,527,027
====================================================================================================================================
Net asset value per
 accumulation unit                 $       1.37  $       0.42  $       0.42  $       0.42  $       0.43  $       0.61  $       0.61
====================================================================================================================================

See accompanying notes to financial statements.

                                       53

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          1IP           2IP           1MG           2MG           1MD           2MD           1IN
ASSETS
Investments in shares of mutual
 funds and portfolios:
   at cost                         $ 18,014,621  $ 14,451,831  $ 43,105,535  $ 42,029,185  $ 34,514,429  $ 32,053,073  $108,953,178
                                   -------------------------------------------------------------------------------------------------
   at market value                 $ 14,291,834  $ 11,604,651  $ 34,386,783  $ 34,000,110  $ 33,044,416  $ 30,681,980  $ 58,577,640
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments          55,148         8,842        18,488        93,779        21,217        62,180            --
Receivable from mutual funds and
 portfolios for share redemptions        11,157         7,115        26,927        20,924        25,840        18,823       106,017
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         14,358,139    11,620,608    34,432,198    34,114,813    33,091,473    30,762,983    58,683,657
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        11,157         7,115        26,927        20,924        25,840        18,823        46,975
   Contract terminations                     --            --            --            --            --            --        59,042
Payable to mutual funds and
 portfolios for investments
 purchased                               55,148         8,842        18,488        93,779        21,217        62,180            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        66,305        15,957        45,415       114,703        47,057        81,003       106,017
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period              14,226,389    11,490,301    34,354,362    33,902,717    33,042,178    30,677,400    58,577,640
Net assets applicable to contracts
 in payment period                       65,445       114,350        32,421        97,393         2,238         4,580            --
====================================================================================================================================
Total net assets                   $ 14,291,834  $ 11,604,651  $ 34,386,783  $ 34,000,110  $ 33,044,416  $ 30,681,980  $ 58,577,640
====================================================================================================================================
Accumulation units outstanding       19,727,365    15,860,418    51,051,303    50,211,519    36,822,197    34,072,333    90,195,890
====================================================================================================================================
Net asset value per accumulation
 unit                              $       0.72  $       0.72  $       0.67  $       0.68  $       0.90  $       0.90  $       0.65
====================================================================================================================================

See accompanying notes to financial statements.

                                       54

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)         2IN           1VS           2VS           1MI           2MI           1SV           2SV
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                         $ 91,864,048  $126,567,533  $104,162,888  $ 33,922,690  $ 29,588,912  $ 46,901,088  $ 40,699,347
                                   -------------------------------------------------------------------------------------------------
   at market value                 $ 51,535,271  $ 74,483,171  $ 63,852,496  $ 41,016,510  $ 35,033,177  $ 53,964,613  $ 46,234,801
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments          18,573            --        54,125        19,128        53,100        59,306        47,635
Receivable from mutual funds and
 portfolios for share redemptions        32,408        69,014        39,863        32,550        21,817        42,775        28,976
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         51,586,252    74,552,185    63,946,484    41,068,188    35,108,094    54,066,694    46,311,412
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        32,408        59,448        39,863        32,550        21,817        42,775        28,976
   Contract terminations                     --         9,566            --            --            --            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                               18,573            --        54,125        19,128        53,100        59,306        47,635
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        50,981        69,014        93,988        51,678        74,917       102,081        76,611
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period              51,485,588    74,384,443    63,734,762    41,004,237    35,027,584    53,951,546    46,018,459
Net assets applicable to contracts
 in payment period                       49,683        98,728       117,734        12,273         5,593        13,067       216,342
====================================================================================================================================
Total net assets                   $ 51,535,271  $ 74,483,171  $ 63,852,496  $ 41,016,510  $ 35,033,177  $ 53,964,613  $ 46,234,801
====================================================================================================================================
Accumulation units outstanding       78,900,884    87,722,365    74,818,967    23,583,246    20,055,994    31,847,840    27,040,430
====================================================================================================================================
Net asset value per accumulation
 unit                              $       0.65  $       0.85  $       0.85  $       1.74  $       1.75  $       1.69  $       1.70
====================================================================================================================================

See accompanying notes to financial statements.

                                       55

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          1IT           2IT           1SP           2SP           1AA           2AA           1WI
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                         $ 47,805,554  $ 42,426,921  $ 50,142,172  $ 44,060,106  $  3,149,106  $  3,723,685  $    922,365
                                   -------------------------------------------------------------------------------------------------
   at market value                 $ 25,663,389  $ 23,627,517  $ 53,762,660  $ 47,363,850  $  3,110,295  $  3,682,381  $    927,595
Dividends receivable                         --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments          54,413        42,996            --       102,437         9,847        54,585         9,976
Receivable from mutual funds and
 portfolios for share redemptions        20,390        14,808        66,470        29,052        15,824         2,198           669
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         25,738,192    23,685,321    53,829,130    47,495,339     3,135,966     3,739,164       938,240
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        20,390        14,808        42,149        29,052         2,364         2,198           669
   Contract terminations                     --            --        24,321            --        13,460            --            --
Payable to mutual funds and
 portfolios for investments
 purchased                               54,413        42,996            --       102,437            --        54,585         9,976
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        74,803        57,804        66,470       131,489        15,824        56,783        10,645
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period              25,552,121    23,569,698    53,632,104    47,310,776     3,120,142     3,682,381       927,595
Net assets applicable to contracts
 in payment period                      111,268        57,819       130,556        53,074            --            --            --
====================================================================================================================================
Total net assets                   $ 25,663,389  $ 23,627,517  $ 53,762,660  $ 47,363,850  $  3,120,142  $  3,682,381  $    927,595
====================================================================================================================================
Accumulation units outstanding       30,296,994    27,817,713    46,456,080    40,791,482     3,223,573     3,799,139     1,030,776
====================================================================================================================================
Net asset value per accumulation
 unit                              $       0.84  $       0.85  $       1.15  $       1.16  $       0.97  $       0.97  $       0.90
====================================================================================================================================

See accompanying notes to financial statements.

                                       56

                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                            2WI           1SG           2SG
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $  1,075,272  $  1,917,328  $  1,843,295
                                                 ------------------------------------------
   at market value                               $  1,080,049  $  2,095,392  $  1,939,030
Dividends receivable                                       --            --            --
Accounts receivable from IDS Life
 for contract purchase payments                         6,562        13,562        45,521
Receivable from mutual funds and
 portfolios for share redemptions                         643         1,538         1,094
-------------------------------------------------------------------------------------------
Total assets                                        1,087,254     2,110,492     1,985,645
===========================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                         643         1,538         1,094
   Contract terminations                                   --            --            --
Payable to mutual funds and
 portfolios for investments purchased                   6,562        13,562        45,521
-------------------------------------------------------------------------------------------
Total liabilities                                       7,205        15,100       46,615
-------------------------------------------------------------------------------------------
Net assets applicable to contracts
 in accumulation period                             1,080,049     2,095,392     1,939,030
Net assets applicable to contracts  in
 payment period                                            --            --            --
===========================================================================================
Total net assets                                 $  1,080,049  $  2,095,392  $  1,939,030
===========================================================================================
Accumulation units outstanding                      1,199,580     2,229,738     2,060,286
===========================================================================================
Net asset value per accumulation  unit           $       0.90  $       0.94  $      0.94
===========================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001           BC1           BC2           BD1           BD2           CR1           CR2           CM1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $    311,275  $    246,283  $  5,262,706  $  3,983,855  $     63,642  $     62,571  $  9,256,118
Variable account expenses               393,817       246,860       790,194       472,628       194,218       153,981     2,478,864
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (82,542)         (577)    4,472,512     3,511,227      (130,576)      (91,410)    6,777,254
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                3,465,560     1,644,705       987,617     1,356,308     2,225,725     2,810,088    62,081,735
   Cost of investments sold           4,379,260     2,064,152       977,009     1,344,769     3,239,602     4,256,896    62,087,959
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                        (913,700)     (419,447)       10,608        11,539    (1,013,877)   (1,446,808)       (6,224)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                      (7,186,847)   (5,811,752)      125,819        21,829    (3,287,133)   (3,108,462)       (1,569)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       (8,100,547)   (6,231,199)      136,427        33,368    (4,301,010)   (4,555,270)       (7,793)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $ (8,183,089) $ (6,231,776) $  4,608,939  $  3,544,595  $ (4,431,586) $ (4,646,680) $  6,769,461
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
 (CONTINUED)                           CM2           DE1           DE2           EM1           EM2          ES1(1)        ES2(1)

INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $  8,505,982  $    316,604  $    325,184  $        168  $        198  $         --  $         --
Variable account expenses             1,812,773       241,031       194,378         7,990         7,638         5,336         4,556
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net       6,693,209        75,573       130,806        (7,822)       (7,440)       (5,336)       (4,556)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS-- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales               71,342,713       383,077       637,244       139,767       158,567       202,151        22,141
   Cost of investments sold          71,347,828       376,840       655,823       163,737       190,955       205,456        22,896
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
   of investments                        (5,115)        6,237       (18,579)      (23,970)      (32,388)       (3,305)         (755)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                             (2,181)      318,919       400,925        24,439        30,375       145,238       166,115
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (7,296)      325,156       382,346           469        (2,013)      141,933       165,360
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $  6,685,913  $    400,729  $    513,152  $     (7,353) $     (9,453) $    136,597  $    160,804
====================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           EI1           EI2           FI1           FI2           GB1           GB2           GR1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $  7,432,607  $  4,719,306  $  2,028,921  $  1,664,446  $    702,551  $    472,508  $        --
Variable account expenses               650,179       326,209       426,601       278,143       187,551        98,400      854,224
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net       6,782,428     4,393,097     1,602,320     1,386,303       515,000       374,108     (854,224)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                2,146,282     1,316,626     5,050,151     6,096,911       547,705       761,222     3,602,416
   Cost of investments sold           2,450,259     1,477,509     4,934,807     5,991,077       539,962       752,421     6,173,622
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                        (303,977)     (160,883)      115,344       105,834         7,743         8,801    (2,571,206)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                         (4,672,141)   (3,021,874)      303,044       183,508      (374,661)     (248,055)  (33,312,633)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       (4,976,118)   (3,182,757)      418,388       289,342      (366,918)     (239,254)  (35,883,839)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $  1,806,310  $  1,210,340  $  2,020,708  $  1,675,645  $    148,082  $    134,854  $(36,738,063)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           GR2           IE1           IE2           MF1           MF2           ND1           ND2
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $         --  $    164,645  $    141,730  $  1,191,376  $    861,143  $    579,907  $    503,017
Variable account expenses               644,742       126,794        86,102       448,189       256,064     2,352,130     1,580,237
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (644,742)       37,851        55,628       743,187       605,079    (1,772,223)   (1,077,220)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                3,271,396     5,065,193     2,391,380     2,463,875     2,581,055     4,254,895     2,528,479
   Cost of investments sold           5,327,863     8,195,035     4,162,922     2,996,402     3,194,827     5,704,930     3,354,907
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                      (2,056,467)   (3,129,842)   (1,771,542)     (532,527)     (613,772)   (1,450,035)     (826,428)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                        (31,681,624)   (1,774,706)   (2,564,164)   (5,943,562)   (4,117,880)  (43,582,529)  (36,023,903)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (33,738,091)   (4,904,548)   (4,335,706)   (6,476,089)   (4,731,652)  (45,032,564)  (36,850,331)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $(34,382,833) $ (4,866,697) $ (4,280,078) $ (5,732,902) $ (4,126,573) $(46,804,787) $(37,927,551)
====================================================================================================================================

See accompanying notes to financial statements.

                                       59

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           IV1           IV2           SC1           SC2           SA1           SA2           1CA
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $    202,523  $    167,667  $         --  $         --  $    121,255  $    104,694  $         --
Variable account expenses               211,482       134,876       209,229       151,301       549,231       370,030       472,913
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (8,959)       32,791      (209,229)     (151,301)     (427,976)     (265,336)     (472,913)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                1,480,912       838,952     1,027,216       915,840     3,823,757     2,351,519     2,386,313
   Cost of investments sold           1,747,542       955,838     1,105,230     1,018,265     8,310,817     4,938,937     3,685,351
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                        (266,630)     (116,886)      (78,014)     (102,425)   (4,487,060)   (2,587,418)   (1,299,038)
Distributions from capital gains             --            --            --            --            --            --     3,910,723
Net change in unrealized
 appreciation or depreciation of
 investments                         (2,445,276)   (1,793,989)     (950,703)     (831,931)  (20,948,920)  (18,639,966)  (16,687,993)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       (2,711,906)   (1,910,875)   (1,028,717)     (934,356)  (25,435,980)  (21,227,384)  (14,076,308)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $ (2,720,865) $ (1,878,084) $ (1,237,946) $ (1,085,657) $(25,863,956) $(21,492,720) $(14,549,221)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           2CA           1CD           2CD           1IF           2IF           1VA           2VA
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $         --  $         --  $         --  $     20,219  $     15,568  $    290,216  $    208,623
Variable account expenses               319,093       286,740       202,653       244,729       150,681       341,538       212,999
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (319,093)     (286,740)     (202,653)     (224,510)     (135,113)      (51,322)       (4,376)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                1,329,042     1,378,735       988,025       943,950       738,843       246,943        50,311
   Cost of investments sold           2,046,559     1,544,489     1,106,499     1,436,114     1,101,620       233,228        48,358
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                        (717,517)     (165,754)     (118,474)     (492,164)     (362,777)       13,715         1,953
Distributions from capital gains      3,518,641            --            --     2,232,436     1,718,964            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                        (14,555,868)   (2,317,737)   (2,074,736)  (10,672,533)   (8,262,861)    4,391,063     3,617,419
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (11,754,744)   (2,483,491)   (2,193,210)   (8,932,261)   (6,906,674)    4,404,778     3,619,372
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $(12,073,837) $ (2,770,231) $ (2,395,863) $ (9,156,771) $ (7,041,787) $  4,353,456  $  3,614,996
====================================================================================================================================

See accompanying notes to financial statements.

                                       60

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                               1SR           2SR           1EG           2EG           1GI           2GI           1MP
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $    203,131  $    150,549  $         --  $         --  $    976,398  $    798,796  $         --
Variable account expenses                33,063        19,366       244,800       154,115       889,009       590,964       868,573
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         170,068       131,183      (244,800)     (154,115)       87,389       207,832      (868,573)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  409,607       167,099     2,024,226     1,214,371       924,962       843,164     2,341,347
   Cost of investments sold             442,522       182,321     2,714,572     1,633,821     1,114,013       993,771     2,276,437
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                         (32,915)      (15,222)     (690,346)     (419,450)     (189,051)     (150,607)       64,910
Distributions from capital gains         98,967        73,349            --            --     3,308,903     2,707,030            --
Net change in unrealized
 appreciation or depreciation of
 investments                           (464,785)     (348,450)   (4,339,346)   (3,479,378)  (11,895,140)   (9,677,207)   (1,608,347)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (398,733)     (290,323)   (5,029,692)   (3,898,828)   (8,775,288)   (7,120,784)   (1,543,437)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $   (228,665) $   (159,140) $ (5,274,492) $ (4,052,943) $ (8,687,899) $ (6,912,952) $ (2,412,010)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           2MP           1OS           2OS           1RE           2RE           1SI           2SI
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $         --  $  1,096,697  $    920,313  $    592,285  $    687,350  $     27,749  $     31,830
Variable account expenses               577,666       231,855       152,829       153,949       143,861        73,504        63,295
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (577,666)      864,842       767,484       438,336       543,489       (45,755)      (31,465)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  566,979       860,361     1,037,515       218,140       144,064       727,623       579,286
   Cost of investments sold             568,381     1,278,368     1,507,211       207,662       136,774       623,580       527,306
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                          (1,402)     (418,007)     (469,696)       10,478         7,290       104,043        51,980
Distributions from capital gains             --     1,752,330     1,470,501            --            --       160,532       184,139
Net change in unrealized
 appreciation or depreciation of
 investments                           (761,682)   (8,407,070)   (6,881,035)      906,281     1,105,161       774,134       856,927
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (763,084)   (7,072,747)   (5,880,230)      916,759     1,112,451     1,038,709     1,093,046
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $ (1,340,750) $ (6,207,905) $ (5,112,746) $  1,355,095  $  1,655,940  $    992,954  $  1,061,581
====================================================================================================================================

See accompanying notes to financial statements.

                                       61

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           1IS           2IS           1SE           2SE           1UE           2UE           1MC
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $    197,009  $    144,889  $     63,315  $     47,257  $    277,763  $    234,560  $    293,669
Variable account expenses                58,711        33,758       188,111       107,626       551,464       354,012       204,646
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         138,298       111,131      (124,796)      (60,369)     (273,701)     (119,452)       89,023
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  771,162       196,864       854,849       510,251     1,734,426     1,078,996       682,917
   Cost of investments sold             844,618       221,440       917,388       554,163     2,147,916     1,305,575       595,269
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                         (73,456)      (24,576)      (62,539)      (43,912)     (413,490)     (226,579)       87,648
Distributions from capital gains             --            --            --            --            --            --     1,516,830
Net change in unrealized
 appreciation or depreciation of
 investments                           (290,146)     (221,948)      928,975       723,121    (7,282,490)   (5,877,468)      906,258
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (363,602)     (246,524)      866,436       679,209    (7,695,980)   (6,104,047)    2,510,736
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $   (225,304) $   (135,393) $    741,640  $    618,840  $ (7,969,681) $ (6,223,499) $  2,599,759
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           2MC           1AG           2AG           1GT           2GT           1IG           2IG
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $    284,333  $         --  $         --  $     98,213  $     93,750  $    239,566 $     219,706
Variable account expenses               142,383       213,967       165,701       136,304       103,871       301,564       216,992
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         141,950      (213,967)     (165,701)      (38,091)      (10,121)      (61,998)        2,714
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  193,877       965,140     1,150,704       833,472       465,669       151,145        24,431
   Cost of investments sold             176,217     1,919,634     2,162,777     1,690,080       859,123       202,661        34,484
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                          17,660      (954,494)   (1,012,073)     (856,608)     (393,454)      (51,516)      (10,053)
Distributions from capital gains      1,468,606            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                            801,503   (11,163,908)  (10,418,749)   (6,499,353)   (6,655,709)   (8,186,408)   (7,319,717)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        2,287,769   (12,118,402)  (11,430,822)   (7,355,961)   (7,049,163)   (8,237,924)   (7,329,770)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations   $  2,429,719  $(12,332,369) $(11,596,523) $ (7,394,052) $ (7,059,284) $ (8,299,922) $ (7,327,056)
====================================================================================================================================

See accompanying notes to financial statements.

                                       62

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           1IP           2IP           1MG           2MG           1MD           2MD          1IN
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $        621  $        491  $     16,777  $     15,999  $         --  $         --  $         --
Variable account expenses               113,110        70,563       253,463       190,580       217,120       155,358       601,574
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (112,489)      (70,072)     (236,686)     (174,581)     (217,120)     (155,358)     (601,574)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  199,927       234,481       588,344       225,405       296,925       201,209     4,457,917
   Cost of investments sold             250,127       273,202       751,767       288,065       333,288       227,973     8,277,627
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                         (50,200)      (38,721)     (163,423)      (62,660)      (36,363)      (26,764)   (3,819,710)
Distributions from capital gains         40,919        32,329       202,473       193,086       641,417       576,479            --
Net change in unrealized
 appreciation or depreciation of
 investments                         (3,156,967)   (2,476,219)   (6,873,424)   (6,415,382)     (884,200)     (833,867)  (19,249,673)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       (3,166,248)   (2,482,611)   (6,834,374)   (6,284,956)     (279,146)     (284,152)  (23,069,383)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $ (3,278,737) $ (2,552,683) $ (7,071,060) $ (6,459,537) $   (496,266) $   (439,510) $(23,670,957)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           2IN           1VS           2VS           1MI           2MI           1SV           2SV
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $         --  $         --  $         --  $         --  $         --  $     53,264  $     43,192
Variable account expenses               396,643       718,809       448,604       272,589       167,060       344,405       220,764
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (396,643)     (718,809)     (448,604)     (272,589)     (167,060)     (291,141)     (177,572)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                1,959,367     2,651,781       542,205     3,429,772     1,076,496       300,680       369,370
   Cost of investments sold           3,624,342     4,662,836       991,473     2,989,764       974,857       280,506       336,515
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                      (1,664,975)   (2,011,055)     (449,268)      440,008       101,639        20,174        32,855
Distributions from capital gains             --     8,994,193     6,840,074       620,862       525,881       349,655       283,542
Net change in unrealized
 appreciation or depreciation of
 investments                        (17,170,818)  (40,243,494)  (31,629,377)    5,905,089     4,691,716     3,775,980     3,093,640
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (18,835,793)  (33,260,356)  (25,238,571)    6,965,959     5,319,236     4,145,809     3,410,037
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $(19,232,436) $(33,979,165) $(25,687,175) $  6,693,370  $  5,152,176  $  3,854,668  $  3,232,465
====================================================================================================================================

See accompanying notes to financial statements.

                                       63

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
 (CONTINUED)                           1IT           2IT           1SP           2SP          1AA(1)        2AA(1)        1WI(1)
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                    $         --  $         --  $     23,230  $     18,864  $     19,272  $     23,704  $         68
Variable account expenses               234,391       163,619       387,234       256,502         8,855         8,456         2,383
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (234,391)     (163,619)     (364,004)     (237,638)       10,417        15,248        (2,315)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                  929,055       332,956       362,776       106,588        49,546        28,557        89,046
   Cost of investments sold           1,624,256       593,399       365,233       112,204        50,500        30,697        94,762
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                        (695,201)     (260,443)       (2,457)       (5,616)         (954)       (2,140)       (5,716)
Distributions from capital gains      7,477,081     6,456,348            --            --        30,669        37,877            --
Net change in unrealized
 appreciation or depreciation of
 investments                        (12,695,973)  (11,400,356)    4,610,313     3,898,993       (38,811)      (41,304)        5,230
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments       (5,914,093)   (5,204,451)    4,607,856     3,893,377        (9,096)       (5,567)         (486)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations  $ (6,148,484) $ (5,368,070) $  4,243,852  $  3,655,739  $      1,321  $      9,681  $     (2,801)
====================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

                                                    SEGREGATED ASSET SUBACCOUNTS
                                   --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
 (CONTINUED)                                      2WI(1)        1SG(1)        2SG(1)
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                                  $         86  $         --  $         --
Variable account expenses                               2,250         4,217         3,924
------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (2,164)       (4,217)       (3,924)
==========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                                101,259        20,642       248,552
   Cost of investments sold                           112,404        22,448       317,243
------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                                       (11,145)       (1,806)      (68,691)
Distributions from capital gains                           --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                                         4,777       178,064        95,735
------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (6,368)      176,258        27,044
------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                $     (8,532) $    172,041  $     23,120
==========================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001           BC1           BC2           BD1           BD2           CR1           CR2           CM1
OPERATIONS

Investment income (loss) -- net    $    (82,542) $       (577) $  4,472,512  $  3,511,227  $   (130,576) $    (91,410) $  6,777,254
Net realized gain (loss) on sales
 of investments                        (913,700)     (419,447)       10,608        11,539    (1,013,877)   (1,446,808)       (6,224)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                         (7,186,847)   (5,811,752)      125,819        21,829    (3,287,133)   (3,108,462)       1,569)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations    (8,183,089)   (6,231,776)    4,608,939     3,544,595    (4,431,586)   (4,646,680)    6,769,461
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            6,713,990     6,771,370    49,725,069    42,970,829     4,389,778     4,776,551   342,222,386
Net transfers(1)                      1,293,753     1,958,191    21,962,987    18,805,553       594,595    (1,587,827) (263,139,059)
Transfers for policy loans                   --       (40,036)           --       (70,196)           --       (16,136)           --
Annuity payments                         (9,583)      (10,278)      (16,215)      (29,070)       (8,738)      (14,795)       (8,031)
Contract charges                        (17,721)      (23,153)      (14,674)      (11,523)       (8,792)      (11,664)      (36,516)
Contract terminations:
   Surrender benefits                  (805,610)     (769,340)   (1,194,952)   (1,777,156)     (673,922)     (674,343)   (8,710,090)
   Death benefits                      (884,333)     (220,527)     (879,328)     (426,007)     (292,495)      (79,495)   (3,529,330)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                         6,290,496     7,666,227    69,582,887    59,462,430     4,000,426     2,392,291    66,799,360
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      42,640,523    32,328,669    46,643,337    32,903,174    20,805,184    22,498,228   216,160,455
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 40,747,930  $ 33,763,120  $120,835,163  $ 95,910,199  $ 20,374,024  $20,243,839   $289,729,276
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                43,160,879    32,624,409    43,919,764    30,783,302    22,158,834    24,003,237   203,921,835
Contract purchase payments            7,625,134     7,686,234    45,045,501    38,716,653     5,314,026     5,867,959   317,770,845
Net transfers(1)                      1,058,740     2,014,717    19,675,405    16,518,832       574,720    (2,553,526) (244,865,486)
Transfers for policy loans                   --       (46,285)           --       (59,966)           --       (19,854)           --
Contract charges                        (20,805)      (27,391)      (13,229)      (10,334)      (11,157)      (14,838)      (33,798)
Contract terminations:
   Surrender benefits                  (929,594)     (904,763)   (1,077,005)   (1,594,166)     (874,065)     (848,811)   (8,070,470)
   Death benefits                      (997,245)     (264,288)     (790,563)     (385,976)     (383,402)     (107,334)   (3,267,463)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     49,897,109    41,082,633   106,759,873    83,968,345    26,778,956    26,326,833   265,455,463
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
 (CONTINUED)                             CM2           DE1           DE2           EM1           EM2          ES1(1)        ES2(1)
OPERATIONS

Investment income (loss) -- net    $  6,693,209  $     75,573  $    130,806  $     (7,822) $     (7,440) $     (5,336) $     (4,556)
Net realized gain (loss) on sales
 of investments                          (5,115)        6,237       (18,579)      (23,970)      (32,388)       (3,305)         (755)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                          (2,181)      318,919       400,925        24,439        30,375       145,238       166,115
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations     6,685,913       400,729       513,152        (7,353)       (9,453)      136,597       160,804
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          369,657,167    14,054,361    13,752,558       340,551       423,682     1,223,750     1,104,678
Net transfers(2)                   (281,078,216)   14,212,636    19,259,054       306,917       224,616       865,376     1,222,298
Transfers for policy loans             (646,854)           --       (45,235)           --             6            --        (2,271)
Annuity payments                        (10,821)       (4,776)      (15,001)           --            --            --            --
Contract charges                        (34,717)       (6,393)       (7,748)         (325)         (388)          (51)          (93)
Contract terminations:
   Surrender benefits                (9,225,653)     (479,935)     (909,530)      (38,486)      (15,340)         (821)       (8,855)
   Death benefits                      (913,821)     (378,637)      (47,949)       (3,324)           --          (420)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        77,747,085    27,397,256    31,986,149       605,333       632,576     2,087,834     2,315,757
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year     182,627,717    14,383,005    12,314,922       510,421       667,909            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $267,060,715  $ 42,180,990  $ 44,814,223  $  1,108,401  $  1,291,032  $  2,224,431  $  2,476,561
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                               171,785,378    14,226,644    12,123,600       693,177       905,842            --            --
Contract purchase payments          341,825,045    13,856,380    13,564,035       474,542       610,461     1,328,039     1,194,587
Net transfers(2)                   (259,751,737)   14,080,483    18,634,557       437,651       296,013       911,692     1,306,648
Transfers for policy loans             (603,310)           --       (44,661)           --             8            --         2,764)
Contract charges                        (31,998)       (6,381)       (7,724)         (495)         (585)          (55)          (98)
Contract terminations:
   Surrender benefits                (8,515,673)     (485,399)     (894,796)      (58,645)      (22,297)         (829)       (9,603)
   Death benefits                      (837,718)     (372,450)      (46,843)       (4,724)           --          (495)           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year    243,869,987    41,299,277    43,328,168     1,541,506     1,789,442     2,238,352     2,488,770
====================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                             EI1           EI2           FI1           FI2           GB1           GB2           GR1
OPERATIONS

Investment income (loss) -- net    $  6,782,428  $  4,393,097  $  1,602,320  $  1,386,303  $    515,000  $    374,108  $   (854,224)
Net realized gain (loss) on sales
 of investments                        (303,977)     (160,883)      115,344       105,834         7,743         8,801    (2,571,206)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                         (4,672,141)   (3,021,874)      303,044       183,508      (374,661)     (248,055)  (33,312,633)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations     1,806,310     1,210,340     2,020,708     1,675,645       148,082       134,854   (36,738,063)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           26,521,344    17,068,500    41,951,942    45,451,233     6,302,051     3,913,988    16,856,244
Net transfers(1)                      9,620,050     9,900,374    (3,649,829)   (5,340,773)    4,226,401     4,150,291     6,551,337
Transfers for policy loans                   --       (18,715)           --        13,336            --        (7,782)           --
Annuity payments                         (9,476)       (7,176)      (17,845)      (21,104)           --          (223)       (8,261)
Contract charges                        (12,818)       (7,504)       (5,991)       (4,504)       (3,360)       (2,027)      (50,870)
Contract terminations:
   Surrender benefits                (1,051,390)   (1,163,675)   (1,083,884)   (1,246,093)     (251,279)     (238,993)   (1,763,967)
   Death benefits                      (777,077)     (412,002)   (1,132,180)     (132,028)     (265,966)      (49,779)     (876,449)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        34,290,633    25,359,802    36,062,213    38,720,067    10,007,847     7,765,475    20,708,034
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      47,919,805    28,915,641    26,743,478    17,556,373    14,463,486     9,199,006   100,465,370
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 84,016,748  $ 55,485,783  $ 64,826,399  $ 57,952,085  $ 24,619,415  $ 17,099,335  $ 84,435,341
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                52,654,863    31,722,406    24,654,215    16,257,973    14,136,694     8,967,857   106,410,129
Contract purchase payments           28,119,894    18,004,587    37,617,335    40,630,026     6,194,256     3,840,138    21,363,294
Net transfers(1)                      9,999,258    10,328,772    (3,318,511)   (5,159,591)    4,148,142     4,053,818     6,683,732
Transfers for policy loans                   --       (33,737)           --        14,016            --        (6,265)           --
Contract charges                        (13,626)       (7,970)       (5,337)       (4,001)       (3,291)       (1,972)      (71,973)
Contract terminations:
   Surrender benefits                (1,120,170)   (1,230,737)     (970,409)   (1,110,127)     (245,710)     (233,242)   (2,419,809)
   Death benefits                      (826,853)     (435,132)   (1,011,495)     (118,564)     (259,921)      (48,247)   (1,201,738)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     88,813,366    58,348,189    56,965,798    50,509,732    23,970,170    16,572,087   130,763,635
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           GR2           IE1           IE2           MF1           MF2           ND1           ND2
OPERATIONS

Investment income (loss) -- net    $   (644,742) $     37,851  $     55,628  $    743,187  $    605,079  $ (1,772,223) $ (1,077,220)
Net realized gain (loss) on sales
 of investments                      (2,056,467)   (3,129,842)   (1,771,542)     (532,527)     (613,772)   (1,450,035)     (826,428)
Distributions from capital gains             --            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                     (31,681,624)   (1,774,706)   (2,564,164)   (5,943,562)   (4,117,880)  (43,582,529)  (36,023,903)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   (34,382,833)   (4,866,697)   (4,280,078)   (5,732,902)   (4,126,573)  (46,804,787)  (37,927,551)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           22,672,049     2,526,895     3,347,153    12,432,772    10,904,709    59,630,863    69,607,526
Net transfers(1)                      5,300,049       322,065    (1,055,780)    2,859,791       436,226    31,815,657    30,242,168
Transfers for policy loans              (73,853)           --        (2,785)           --       (62,185)           --      (300,355)
Annuity payments                        (13,230)       (5,487)       (1,816)      (32,558)      (28,440)     (106,582)      (64,007)
Contract charges                        (82,403)       (5,833)       (7,519)      (16,001)      (18,959)     (122,887)     (209,732)
Contract terminations:
   Surrender benefits                (1,542,695)     (208,700)     (528,184)     (883,015)   (1,016,110)   (4,269,471)   (4,656,885)
   Death benefits                      (577,553)     (134,254)      (79,529)   (1,023,983)     (251,211)   (3,154,328)   (1,242,509)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        25,682,364     2,494,686     1,671,540    13,337,006     9,964,030    83,793,252    93,376,206
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      92,620,324    14,922,547    13,261,738    42,321,065    30,159,611   235,893,042   190,659,736
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 83,919,855  $ 12,550,536  $ 10,653,200  $ 49,925,169  $ 35,997,068  $272,881,507  $246,108,391
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                97,753,895    15,669,531    13,967,274    39,809,954    28,347,806   219,315,532   177,036,037
Contract purchase payments           29,129,404     3,247,058     4,307,312    12,624,783    10,883,619    63,685,877    75,517,249
Net transfers(1)                      5,493,506       239,461    (1,622,539)    2,672,442       (71,035)   32,657,262    30,544,238
Transfers for policy loans              (91,133)           --        (4,766)           --       (62,503)           --      (327,660)
Contract charges                       (119,314)       (7,867)      (10,211)      (16,866)      (19,991)     (135,276)     (234,162)
Contract terminations:
   Surrender benefits                (2,109,768)     (289,347)     (707,757)     (933,490)   (1,055,709)   (4,683,672)   (5,097,329)
   Death benefits                      (871,044)     (194,512)     (108,239)   (1,060,378)     (261,905)   (3,519,791)   (1,384,427)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year    129,185,546    18,664,324    15,821,074    53,096,445    37,760,282   307,319,932   276,053,946
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           IV1           IV2           SC1           SC2           SA1           SA2           1CA
OPERATIONS

Investment income (loss) -- net    $     (8,959) $     32,791  $   (209,229) $   (151,301) $   (427,976) $   (265,336) $   (472,913)
Net realized gain (loss) on sales
 of investments                        (266,630)     (116,886)      (78,014)     (102,425)   (4,487,060)   (2,587,418)   (1,299,038)
Distributions from capital gains             --            --            --            --            --            --     3,910,723
Net change in unrealized
 appreciation or depreciation of
 investments                         (2,445,276)   (1,793,989)     (950,703)     (831,931)  (20,948,920)  (18,639,966)  (16,687,993)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations    (2,720,865)   (1,878,084)   (1,237,946)   (1,085,657)  (25,863,956)  (21,492,720)  (14,549,221)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           13,255,005    11,375,665     5,853,998     5,837,161     9,246,850    12,570,125     7,690,204
Net transfers(1)                      9,098,862    10,347,928     3,157,833     3,277,581         1,648       887,054     2,731,030
Transfers for policy loans                   --        (8,382)           --       (22,951)           --       (42,648)           --
Annuity payments                        (12,768)       (4,371)       (2,360)         (151)      (10,453)       (9,925)      (12,036)
Contract charges                         (5,261)       (6,867)       (9,334)      (10,559)      (33,125)      (48,827)      (25,718)
Contract terminations:
   Surrender benefits                  (298,965)     (302,197)     (385,481)     (501,925)     (913,800)   (1,190,958)     (777,703)
   Death benefits                      (171,996)      (92,554)     (199,328)     (146,546)     (471,176)     (242,645)     (431,767)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        21,864,877    21,309,222     8,415,328     8,432,610     7,819,944    11,922,176     9,174,010
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      12,868,330     8,897,601    18,980,101    17,246,771    71,088,816    57,335,128    53,974,720
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 32,012,342  $ 28,328,739  $ 26,157,483  $ 24,593,724  $ 53,044,804  $ 47,764,584  $ 48,599,509
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                14,083,617     9,811,519    16,348,580    14,830,157    58,413,697    46,977,698    46,419,120
Contract purchase payments           16,088,251    13,932,671     5,556,365     5,537,409     9,712,757    13,376,509     7,709,478
Net transfers(1)                     11,020,795    12,722,058     3,010,893     3,075,969      (929,954)      114,697     2,267,123
Transfers for policy loans                   --       (10,599)           --       (22,722)           --       (51,536)           --
Contract charges                         (6,709)       (8,769)       (9,009)      (10,209)      (37,329)      (55,627)      (27,760)
Contract terminations:
   Surrender benefits                  (389,780)     (375,218)     (373,745)     (478,787)   (1,025,427)   (1,350,333)     (849,736)
   Death benefits                      (221,196)     (114,275)     (186,586)     (139,578)     (559,361)     (263,638)     (474,196)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     40,574,978    35,957,387    24,346,498    22,792,239    65,574,383    58,747,770    55,044,029
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                            2CA           1CD           2CD           1IF           2IF          1VA           2VA
OPERATIONS

Investment income (loss) -- net    $   (319,093) $   (286,740) $   (202,653) $   (224,510) $   (135,113) $    (51,322) $     (4,376)
Net realized gain (loss) on sales
 of investments                        (717,517)     (165,754)     (118,474)     (492,164)     (362,777)       13,715         1,953
Distributions from capital gains      3,518,641            --            --     2,232,436     1,718,964            --            --
Net change in unrealized
 appreciation or depreciation of
 investments                        (14,555,868)   (2,317,737)   (2,074,736)  (10,672,533)   (8,262,861)    4,391,063     3,617,419
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   (12,073,837)   (2,770,231)   (2,395,863)   (9,156,771)   (7,041,787)    4,353,456     3,614,996
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           10,182,621     4,877,152     6,209,574     6,841,721     6,196,555     9,373,909     8,151,214
Net transfers(1)                      3,337,537     3,113,595     2,776,531     5,033,317     3,956,767    14,631,349    15,797,982
Transfers for policy loans              (56,341)           --       (18,364)           --        (2,931)           --       (21,749)
Annuity payments                         (2,287)         (292)       (1,480)       (1,865)       (3,157)      (12,063)       (8,386)
Contract charges                        (31,564)      (12,121)      (15,272)       (8,588)      (10,169)      (11,882)      (12,727)
Contract terminations:
   Surrender benefits                  (707,699)     (428,838)     (502,045)     (263,832)     (244,305)     (764,491)     (464,585)
   Death benefits                      (247,349)     (182,651)     (121,454)     (144,706)      (38,458)     (201,368)      (81,108)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        12,474,918     7,366,845     8,327,490    11,456,047     9,854,302    23,015,454    23,360,641
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      43,547,130    27,199,873    23,283,071    24,406,383    18,555,890    22,777,190    15,805,932
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 43,948,211  $ 31,796,487  $ 29,214,698  $ 26,705,659  $ 21,368,405  $ 50,146,100  $ 42,781,569
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                37,378,870    19,877,962    16,976,713    20,591,294    15,533,280    21,040,614    14,535,588
Contract purchase payments           10,282,799     3,779,002     4,825,376     6,890,407     6,235,095     8,381,412     7,266,112
Net transfers(1)                      3,012,223     2,367,215     2,040,836     5,099,341     4,018,278    12,914,041    13,961,417
Transfers for policy loans              (54,006)           --       (12,601)           --        (3,773)           --       (19,521)
Contract charges                        (34,516)       (9,871)      (12,447)       (9,391)      (11,085)      (10,636)      (11,312)
Contract terminations:
   Surrender benefits                  (753,372)     (338,522)     (397,070)     (284,773)     (266,718)     (687,343)     (412,115)
   Death benefits                      (257,519)     (144,465)      (97,161)     (159,747)      (45,612)     (178,221)      (72,626)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     49,574,479    25,531,321    23,323,646    32,127,131    25,459,465    41,459,867    35,247,543
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           1SR           2SR           1EG           2EG           1GI           2GI           1MP
OPERATIONS

Investment income (loss) -- net    $    170,068  $    131,183  $   (244,800) $   (154,115) $     87,389  $    207,832  $   (868,573)
Net realized gain (loss) on sales
 of investments                         (32,915)      (15,222)     (690,346)     (419,450)     (189,051)     (150,607)       64,910
Distributions from capital gains         98,967        73,349            --            --     3,308,903     2,707,030            --
Net change in unrealized
 appreciation or depreciation
 of investments                        (464,785)     (348,450)   (4,339,346)   (3,479,378)  (11,895,140)   (9,677,207)   (1,608,347)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                            (228,665)     (159,140)   (5,274,492)   (4,052,943)   (8,687,899)   (6,912,952)   (2,412,010)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            2,027,795     1,627,761     2,784,232     3,209,162    21,849,736    22,071,084    17,800,677
Net transfers(1)                      2,100,155     1,370,419       511,716      (160,835)   19,392,288    17,179,871    13,238,006
Transfers for policy loans                   --       (15,288)           --       (26,465)           --      (106,025)           --
Annuity payments                             --            --        (3,369)       (2,379)      (16,674)       (5,716)       (9,375)
Contract charges                         (1,091)       (2,458)      (13,005)      (15,474)      (38,195)      (44,174)      (39,447)
Contract terminations:
   Surrender benefits                  (107,149)      (57,223)     (531,243)     (312,171)   (1,258,842)   (1,400,193)   (1,422,167)
   Death benefits                       (14,150)       (2,099)     (282,676)      (55,282)     (781,638)     (359,374)     (830,436)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                         4,005,560     2,921,112     2,465,655     2,636,556    39,146,675    37,335,473    28,737,258
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       1,626,644     1,234,663    29,066,767    22,943,935    77,507,705    63,409,394    79,462,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $  5,403,539  $  3,996,635  $ 26,257,930  $ 21,527,548  $107,966,481  $ 93,831,915  $105,787,927
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 1,692,742     1,282,907    22,624,259    17,824,986    77,558,155    63,413,963    48,251,254
Contract purchase payments            2,218,817     1,779,788     2,537,478     2,979,859    23,565,185    23,874,057    11,734,699
Net transfers(1)                      2,315,274     1,513,134       338,353      (259,517)   20,913,598    18,522,930     8,657,167
Transfers for policy loans                   --       (16,900)           --       (22,969)           --      (118,042)           --
Contract charges                         (1,219)       (2,766)      (12,549)      (15,003)      (42,374)      (48,930)      (26,201)
Contract terminations:
   Surrender benefits                  (119,334)      (63,819)     (514,879)     (297,333)   (1,390,052)   (1,536,185)     (937,092)
   Death benefits                       (15,831)       (2,480)     (275,961)      (52,278)     (868,871)     (389,186)     (547,990)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      6,090,449     4,489,864    24,696,701    20,157,745   119,735,641   103,718,607    67,131,837
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           2MP           1OS           2OS           1RE           2RE           1SI           2SI
OPERATIONS

Investment income (loss) -- net    $   (577,666) $    864,842  $    767,484  $    438,336  $    543,489  $    (45,755) $    (31,465)
Net realized gain (loss) on sales
 of investments                          (1,402)     (418,007)     (469,696)       10,478         7,290       104,043        51,980
Distributions from capital gains             --     1,752,330     1,470,501            --            --       160,532       184,139
Net change in unrealized
 appreciation or depreciation
 of investments                        (761,682)   (8,407,070)   (6,881,035)      906,281     1,105,161       774,134       856,927
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations    (1,340,750)   (6,207,905)   (5,112,746)    1,355,095     1,655,940       992,954     1,061,581
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           19,002,624     5,586,708     5,331,508     8,885,161    10,446,964     4,041,752     4,522,531
Net transfers(1)                     15,112,119     3,744,119     3,077,853     8,981,834    12,674,981     4,664,868     5,794,604
Transfers for policy loans             (106,082)           --       (13,698)           --       (27,212)           --        (2,027)
Annuity payments                         (9,316)       (3,901)       (7,819)       (1,844)       (3,884)       (1,810)       (1,529)
Contract charges                        (52,074)       (9,996)      (11,851)       (3,956)       (3,675)       (2,243)       (2,860)
Contract terminations:
   Surrender benefits                (1,277,979)     (321,025)     (289,373)     (213,105)     (294,970)     (193,616)     (151,486)
   Death benefits                      (366,454)     (191,769)      (47,121)     (261,009)      (67,577)      (82,052)      (12,078)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        32,302,838     8,804,136     8,039,499    17,387,081    22,724,627     8,426,899    10,147,155
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      63,052,291    22,558,219    18,664,093     7,721,569     8,611,678     3,449,583     3,399,162
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 94,014,379  $ 25,154,450  $ 21,590,846  $ 26,463,745  $ 32,992,245  $ 12,869,436  $ 14,607,898
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                38,192,652    22,910,417    18,802,071     6,181,452     6,879,005     2,896,941     2,846,415
Contract purchase payments           12,501,923     6,296,418     6,055,827     6,986,100     8,159,536     3,191,589     3,562,029
Net transfers(1)                      9,889,187     4,192,235     3,414,587     7,011,251     9,745,835     3,715,737     4,524,344
Transfers for policy loans              (70,653)           --       (15,380)           --       (21,550)           --        (1,530)
Contract charges                        (34,501)      (11,955)      (14,238)       (3,111)       (2,877)       (1,779)       (2,263)
Contract terminations:
   Surrender benefits                  (844,541)     (394,669)     (337,786)     (166,798)     (230,473)     (151,482)     (119,134)
   Death benefits                      (241,203)     (234,250)      (55,087)     (205,440)      (52,626)      (67,400)       (9,602)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     59,392,864    32,758,196    27,849,994    19,803,454    24,476,850     9,583,606    10,800,259
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                           1IS           2IS           1SE           2SE           1UE           2UE            1MC
OPERATIONS

Investment income (loss) -- net    $    138,298  $    111,131  $   (124,796) $    (60,369) $   (273,701) $   (119,452) $     89,023
Net realized gain (loss) on sales
 of investments                         (73,456)      (24,576)      (62,539)      (43,912)     (413,490)     (226,579)       87,648
Distributions from capital gains             --            --            --            --            --            --     1,516,830
Net change in unrealized
 appreciation or depreciation
 of investments                        (290,146)     (221,948)      928,975       723,121    (7,282,490)   (5,877,468)      906,258
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations      (225,304)     (135,393)      741,640       618,840    (7,969,681)   (6,223,499)    2,599,759
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              987,533       980,296     3,296,460     3,043,608    11,247,637    11,891,552     9,032,982
Net transfers(1)                        768,821     1,577,133     1,997,432     1,648,679     5,103,333     5,262,528    10,002,095
Transfers for policy loans                   --        (7,139)           --       (14,568)           --       (24,460)           --
Annuity payments                             --          (548)         (537)           --       (15,794)       (7,300)       (4,549)
Contract charges                         (2,211)       (2,958)       (7,533)       (8,902)      (21,579)      (25,706)       (6,832)
Contract terminations:
   Surrender benefits                  (378,557)      (54,330)     (286,178)     (199,741)     (953,975)     (660,399)     (232,786)
   Death benefits                       (16,091)       (8,169)     (209,537)      (21,949)     (656,027)     (223,897)     (209,063)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                         1,359,495     2,484,285     4,790,107     4,447,127    14,703,595    16,212,318    18,581,847
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       5,644,937     3,326,898    16,896,746    11,726,585    54,626,689    42,286,180    12,654,338
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $  6,779,128  $  5,675,790  $ 22,428,493  $ 16,792,552  $ 61,360,603  $ 52,274,999  $ 33,835,944
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 5,681,762     3,340,062    14,808,616    10,251,699    55,239,000    42,626,277    10,264,919
Contract purchase payments            1,018,727     1,010,628     2,907,518     2,694,624    12,436,157    13,184,883     7,058,847
Net transfers(1)                        776,253     1,621,994     1,714,386     1,429,810     5,367,228     5,578,691     7,737,981
Transfers for policy loans                   --        (6,802)           --       (13,367)           --       (27,757)           --
Contract charges                         (2,331)       (3,119)       (6,803)       (8,050)      (24,432)      (29,269)       (5,370)
Contract terminations:
   Surrender benefits                  (382,374)      (56,800)     (256,228)     (181,709)   (1,083,166)     (742,451)     (180,113)
   Death benefits                       (16,633)       (8,568)     (193,734)      (20,483)     (750,081)     (247,628)     (165,101)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      7,075,404     5,897,395    18,973,755    14,152,524    71,184,706    60,342,746    24,711,163
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                          2MC           1AG           2AG           1GT           2GT           1IG            2IG
OPERATIONS

Investment income (loss) -- net    $    141,950  $   (213,967) $   (165,701) $    (38,091) $    (10,121) $    (61,998) $      2,714
Net realized gain (loss) on sales
 of investments                          17,660      (954,494)   (1,012,073)     (856,608)     (393,454)      (51,516)      (10,053)
Distributions from capital gains      1,468,606            --            --            --            --            --            --
Net change in unrealized
 appreciation or depreciation
 of investments                         801,503   (11,163,908)  (10,418,749)   (6,499,353)   (6,655,709)   (8,186,408)   (7,319,717)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations     2,429,719   (12,332,369)  (11,596,523)   (7,394,052)   (7,059,284)   (8,299,922)   (7,327,056)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            9,221,589     7,070,397     9,595,746     4,011,029     5,730,228    14,980,212    14,291,665
Net transfers(1)                     12,104,964     3,786,959     4,825,193     2,542,755     2,603,897     9,522,379     9,953,694
Transfers for policy loans              (15,381)           --       (32,177)           --       (23,450)           --       (49,143)
Annuity payments                         (1,322)         (901)         (154)       (1,091)       (2,178)       (6,037)       (3,479)
Contract charges                         (8,207)      (12,507)      (24,701)       (8,500)      (16,036)      (11,672)      (17,536)
Contract terminations:
   Surrender benefits                  (329,366)     (362,811)     (374,946)     (315,933)     (227,404)     (409,006)     (388,797)
   Death benefits                      (170,149)     (182,528)     (133,877)      (81,265)     (101,131)     (243,905)     (214,976)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                        20,802,128    10,298,609    13,855,084     6,146,995     7,963,926    23,831,971    23,571,428
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       9,404,909    23,694,085    20,857,509    15,683,198    13,879,202    23,432,894    20,660,098
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 32,636,756  $ 21,660,325  $ 23,116,070  $ 14,436,141  $ 14,783,844  $ 38,964,943  $ 36,904,470
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 7,621,857    33,689,463    29,626,246    22,949,067    20,288,328    29,250,538    25,763,066
Contract purchase payments            7,185,335    12,849,122    17,792,852     7,706,877    10,839,841    22,128,762    21,190,994
Net transfers(1)                      9,348,264     6,204,542     8,533,285     4,322,817     4,385,598    13,809,533    14,582,951
Transfers for policy loans              (12,103)           --       (62,762)           --       (45,348)           --       (69,969)
Contract charges                         (6,403)      (28,129)      (56,824)      (19,122)      (37,533)      (19,189)      (29,188)
Contract terminations:
   Surrender benefits                  (256,934)     (815,876)     (771,506)     (733,212)     (469,230)     (631,010)     (598,637)
   Death benefits                      (131,864)     (399,618)     (256,517)     (175,952)     (194,833)     (391,384)     (312,190)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     23,748,152    51,499,504    54,804,774    34,050,475    34,766,823    64,147,250    60,527,027
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                     --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
  (CONTINUED)                             1IP            2IP          1MG          2MG          1MD          2MD           1IN
OPERATIONS

Investment income (loss) -- net      $  (112,489) $    (70,072) $  (236,686) $  (174,581) $  (217,120) $  (155,358) $   (601,574)
Net realized gain (loss) on sales
 of investments                          (50,200)      (38,721)    (163,423)     (62,660)     (36,363)     (26,764)   (3,819,710)
Distributions from capital gains          40,919        32,329      202,473      193,086      641,417      576,479            --
Net change in unrealized
 appreciation or depreciation
 of investments                       (3,156,967)   (2,476,219)  (6,873,424)  (6,415,382)    (884,200)    (833,867)  (19,249,673)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                           (3,278,737)   (2,552,683)  (7,071,060)  (6,459,537)    (496,266)    (439,510)  (23,670,957)
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             4,029,595     3,536,625   12,812,258   13,407,756   10,978,441   11,309,994     9,437,729
Net transfers(1)                       3,406,698     3,104,721    9,300,911    9,808,312    8,706,484    8,326,647       790,471
Transfers for policy loans                    --        (4,243)          --      (11,334)          --      (21,488)           --
Annuity payments                          (5,591)       (3,743)      (2,646)      (3,017)        (817)      (1,028)       (1,783)
Contract charges                          (3,291)       (4,305)      (8,618)     (11,958)      (7,125)     (11,665)      (39,464)
Contract terminations:
   Surrender benefits                   (154,209)     (110,735)    (393,028)    (308,843)    (328,860)    (250,725)   (1,136,863)
   Death benefits                       (127,739)      (38,890)    (140,271)    (129,532)    (214,216)     (33,747)     (967,839)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                          7,145,463     6,479,430   21,568,606   22,751,384   19,133,907   19,317,988     8,082,251
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       10,425,108     7,677,904   19,889,237   17,708,263   14,406,775   11,803,502    74,166,346
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $14,291,834  $ 11,604,651  $34,386,783  $34,000,110  $33,044,416  $30,681,980  $ 58,577,640
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 10,774,085     7,957,614   21,973,127   19,520,956   15,060,304   12,307,954    80,679,206
Contract purchase payments             5,051,786     4,394,123   17,264,583   18,104,083   12,549,526   12,741,013    12,591,546
Net transfers(1)                       4,255,381     3,706,041   12,582,742   13,220,164    9,841,991    9,389,635      (122,723)
Transfers for policy loans                    --        (5,825)          --      (16,378)          --      (25,357)           --
Contract charges                          (4,139)       (5,461)     (12,803)     (18,019)      (8,555)     (14,113)      (55,754)
Contract terminations:
   Surrender benefits                   (188,758)     (135,186)    (561,954)    (428,241)    (378,057)    (289,439)   (1,630,013)
   Death benefits                       (160,990)      (50,888)    (194,392)    (171,046)    (243,012)     (37,360)   (1,266,372)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      19,727,365    15,860,418   51,051,303   50,211,519   36,822,197   34,072,333    90,195,890
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                     --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
  (CONTINUED)                             2IN           1VS          2VS          1MI          2MI           1SV          2SV
OPERATIONS

Investment income (loss) -- net      $  (396,643) $   (718,809) $  (448,604) $  (272,589) $  (167,060) $  (291,141) $   (177,572)
Net realized gain (loss) on sales
 of investments                       (1,664,975)   (2,011,055)    (449,268)     440,008      101,639       20,174        32,855
Distributions from capital gains              --     8,994,193    6,840,074      620,862      525,881      349,655       283,542
Net change in unrealized
 appreciation or depreciation
 of investments                      (17,170,818)  (40,243,494) (31,629,377)   5,905,089    4,691,716    3,775,980     3,093,640
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                          (19,232,436)  (33,979,165) (25,687,175)   6,693,370    5,152,176    3,854,668     3,232,465
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            13,282,018    15,797,036   19,660,439    7,432,765    6,421,377   12,826,643    11,979,830
Net transfers(1)                         632,344     6,556,174    6,897,008   11,452,571   13,000,937   20,560,924    19,160,797
Transfers for policy loans               (41,201)           --      (33,928)          --         (885)          --       (30,428)
Annuity payments                          (3,578)      (11,857)      (6,159)      (2,751)        (410)      (2,698)       (7,767)
Contract charges                         (51,727)      (42,306)     (55,900)      (8,265)      (9,370)      (9,272)       (9,554)
Contract terminations:
   Surrender benefits                   (920,580)   (1,205,261)  (1,021,512)    (327,653)    (337,469)    (496,806)     (444,119)
   Death benefits                       (215,922)     (866,383)    (290,696)    (300,678)     (54,893)    (110,826)      (91,586)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                         12,681,354    20,227,403   25,149,252   18,245,989   19,019,287   32,767,965    30,557,173
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       58,086,353    88,234,933   64,390,419   16,077,151   10,861,714   17,341,980    12,445,163
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $51,535,271  $ 74,483,171  $63,852,496  $41,016,510  $35,033,177  $53,964,613  $ 46,234,801
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 62,963,558    68,406,853   49,764,177   11,880,279    8,005,237   11,523,873     8,231,436
Contract purchase payments            17,778,451    15,971,024   20,196,251    4,797,887    4,123,741    7,984,023     7,418,754
Net transfers(1)                        (117,182)    5,571,397    6,352,975    7,308,697    8,185,514   12,726,240    11,748,836
Transfers for policy loans               (57,262)           --      (34,193)          --         (889)          --       (19,116)
Contract charges                         (73,574)      (47,229)     (63,132)      (5,344)      (6,049)      (5,797)       (5,957)
Contract terminations:
   Surrender benefits                 (1,298,380)   (1,323,108)  (1,112,370)    (208,089)    (215,504)    (311,879)     (276,236)
   Death benefits                       (294,727)     (856,572)    (284,741)    (190,184)     (36,056)     (68,620)      (57,287)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      78,900,884    87,722,365   74,818,967   23,583,246   20,055,994   31,847,840    27,040,430
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                     --------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
  (CONTINUED)                             1IT          2IT           1SP          2SP        1AA(1)       2AA(1)        1WI(1)
OPERATIONS

Investment income (loss) -- net      $  (234,391) $   (163,619) $  (364,004) $  (237,638) $    10,417  $    15,248  $     (2,315)
Net realized gain (loss) on sales
 of investments                         (695,201)     (260,443)      (2,457)      (5,616)        (954)      (2,140)       (5,716)
Distributions from capital gains       7,477,081     6,456,348           --           --       30,669       37,877            --
Net change in unrealized
 appreciation or depreciation
 of investments                      (12,695,973)  (11,400,356)   4,610,313    3,898,993      (38,811)     (41,304)        5,230
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations     (6,148,484)   (5,368,070)   4,243,852    3,655,739        1,321        9,681        (2,801)
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             5,516,656     6,525,652   10,704,962   10,940,739    1,257,831    1,426,856       602,610
Net transfers(2)                       3,132,241     3,196,285    8,497,550    8,429,669    1,871,651    2,273,572       328,552
Transfers for policy loans                    --       (22,174)          --      (29,819)          --      (25,507)           --
Annuity payments                          (3,039)       (2,146)      (7,788)      (1,601)          --           --            --
Contract charges                         (11,914)      (15,572)     (16,721)     (20,088)         (51)        (126)          (24)
Contract terminations:
   Surrender benefits                   (284,371)     (385,501)    (498,756)    (519,636)      (9,704)      (2,095)         (641)
   Death benefits                       (232,447)     (132,811)    (541,875)    (112,238)        (906)          --          (101)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                          8,117,126     9,163,733   18,137,372   18,687,026    3,118,821    3,672,700       930,396
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       23,694,747    19,831,854   31,381,436   25,021,085           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $25,663,389  $ 23,627,517  $53,762,660  $47,363,850  $ 3,120,142  $ 3,682,381  $    927,595
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                 21,844,002   18,245,122    29,881,218   23,812,549           --           --            --
Contract purchase payments             5,822,402    6,894,850     9,799,940   10,053,634    1,304,764    1,475,852       668,859
Net transfers(2)                       3,201,244    3,288,789     7,725,129    7,550,055    1,929,862    2,352,845       362,750
Transfers for policy loans                    --      (31,299)           --      (28,015)          --      (27,305)           --
Contract charges                         (12,672)     (16,769)      (15,497)     (18,584)         (53)        (133)          (28)
Contract terminations:
   Surrender benefits                   (305,412)    (416,135)     (452,233)    (474,882)     (10,000)      (2,120)         (687)
   Death benefits                       (252,570)    (146,845)     (482,477)    (103,275)      (1,000)          --          (118)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      30,296,994   27,817,713    46,456,080   40,791,482    3,223,573    3,799,139     1,030,776
================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                             2WI(1)           1SG(1)          2SG(1)
OPERATIONS

Investment income (loss) -- net                                                    $     (2,164)    $     (4,217)   $     (3,924)
Net realized gain (loss) on sales of investments                                        (11,145)          (1,806)        (68,691)
Distributions from capital gains                                                             --               --              --
Net change in unrealized appreciation or depreciation of investments                      4,777          178,064          95,735
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          (8,532)         172,041          23,120
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              490,980        1,068,838         856,426
Net transfers(2)                                                                        606,011          856,358       1,082,956
Transfers for policy loans                                                                  (96)              --            (113)
Annuity payments                                                                             --               --              --
Contract charges                                                                            (59)             (75)            (69)
Contract terminations:
   Surrender benefits                                                                    (8,255)          (1,770)        (23,290)
   Death benefits                                                                            --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                        1,088,581        1,923,351       1,915,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                          $  1,080,049     $  2,095,392    $  1,939,030
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                       --               --              --
Contract purchase payments                                                              550,610        1,263,608         986,305
Net transfers(2)                                                                        657,790          968,011       1,098,757
Transfers for policy loans                                                                 (103)              --            (120)
Contract charges                                                                            (65)             (87)            (79)
Contract terminations:
   Surrender benefits                                                                    (8,652)          (1,794)        (24,577)
   Death benefits                                                                            --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                      1,199,580        2,229,738       2,060,286
====================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                 SEGREGATED ASSET SUBACCOUNTS
                           ---------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
 2000                           BC1           BC2         BD1          BD2          CR1          CR2         CM1            CM2
OPERATIONS

Investment income (loss) --
 net                       $  (137,750) $   (60,637) $ 1,635,869  $ 1,166,578  $ 2,107,911 $ 2,304,831  $  7,988,540  $   6,306,032
Net realized gain (loss)
 on investments                  1,846        4,093      (14,942)     (30,866)      (8,779)    (14,895)       (1,787)           337
Net change in unrealized
 appreciation or
 depreciation of
 investments                (4,326,209)  (3,289,069)     140,047      117,104   (5,529,484) (6,169,309)      (28,231)       (18,902)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations            (4,462,113)  (3,345,613)   1,760,974    1,252,816   (3,430,352) (3,879,373)    7,958,522      6,287,467
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments  23,764,569   18,282,228   33,992,470   23,933,966   16,185,787  17,174,666   511,338,942    408,824,307
Net transfers(1)            15,006,059    9,555,230     (573,143)     921,634    4,552,730   3,703,203  (387,101,335)  (295,705,552)
Transfers for policy loans          --      (43,196)          --      (39,684)          --     (44,308)           --       (357,950)
Annuity payments                (8,284)      (9,634)      (7,412)      (9,278)      (4,315)     (5,431)       (3,736)        (2,452)
Contract charges                (4,344)      (6,375)      (2,242)      (1,616)      (1,749)     (2,168)       (4,257)        (3,949)
Contract terminations:
   Surrender benefits         (397,610)    (377,266)    (214,333)    (370,137)    (121,324)   (468,016)   (2,137,918)    (2,499,187)
   Death benefits             (301,039)     (62,993)    (153,983)     (76,919)     (55,916)   (117,983)   (2,269,079)      (192,508)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 contract transactions      38,059,351   27,337,994   33,041,357   24,357,966   20,555,213  20,239,963   119,822,617    110,062,709
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
 year                        9,043,285    8,336,288   11,841,006    7,292,392    3,680,323   6,137,638    88,379,316     66,277,541
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year  $42,640,523  $32,328,669  $46,643,337  $32,903,174  $20,805,184 $22,498,228  $216,160,455  $182,627,717
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
 beginning of year           8,144,701    7,503,378   11,675,134    7,185,953    3,227,001   5,332,889    87,424,293     65,522,124
Contract purchase payments  21,932,154   16,870,196   33,382,251   23,455,801   15,014,134  15,801,556   493,785,128    393,971,272
Net transfers(1)            13,756,565    8,712,061     (777,547)     616,059    4,090,977   3,461,259  (373,059,223)  (284,786,220)
Transfers for policy loans          --      (39,819)          --      (40,717)          --     (41,192)           --       (345,711)
Contract charges                (4,269)      (6,264)      (2,154)      (1,549)      (1,811)     (2,226)       (4,041)        (3,739)
Contract terminations:
   Surrender benefits         (376,074)    (355,689)    (209,562)    (359,100)    (117,462)   (438,756)   (2,060,595)    (2,389,429)
   Death benefits             (292,198)     (59,454)    (148,358)     (73,145)     (54,005)   (110,293)   (2,163,727)      (182,919)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
 of year                    43,160,879   32,624,409   43,919,764   30,783,302   22,158,834  24,003,237   203,921,835    171,785,378
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                            --------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                     DE1          DE2         EM1(1)       EM2(1)      EI1          EI2          FI1           FI2
OPERATIONS

Investment income (loss) --
 net                        $    10,219  $    26,795  $    (1,617) $   (1,802) $ 3,021,440  $ 1,850,388  $    902,715  $    712,167
Net realized gain (loss) on
 investments                     (7,564)      13,048      (19,466)     (3,573)     (78,559)     (40,375)      (10,748)        1,548
Net change in unrealized
 appreciation or
 depreciation of
 investments                    198,443      186,759      (74,733)   (136,743)  (6,946,096)  (4,125,416)      680,388       434,232
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                201,098      226,602      (95,816)   (142,118)  (4,003,215)  (2,315,403)    1,572,355     1,147,947
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments    6,919,030    6,425,243      406,609     493,078   33,322,614   19,626,411    30,478,995    24,330,508
Net transfers(2)              3,947,485    2,650,660      205,089     318,565    8,727,073    4,202,350   (17,694,324)  (18,749,417)
Transfers for policy loans           --      (12,156)          --          --           --      (40,312)           --       (62,016)
Annuity payments                 (2,039)      (3,322)          --          --       (4,146)      (2,457)      (13,079)           --
Contract charges                 (1,629)      (1,974)          --          (2)      (2,270)      (1,400)       (1,178)         (962)
Contract terminations:
   Surrender benefits           (93,143)    (202,440)      (5,461)     (1,614)    (277,002)    (410,034)     (288,372)     (233,890)
   Death benefits              (117,603)          --           --          --      (92,960)     (10,754)     (137,937)      (44,818)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 contract transactions       10,652,101    8,856,011      606,237     810,027   41,673,309   23,363,804    12,344,105     5,239,405
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
 year                         3,529,806    3,232,309           --          --   10,249,711    7,867,240    12,827,018    11,169,021
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year   $14,383,005  $12,314,922  $   510,421  $  667,909  $47,919,805  $28,915,641  $ 26,743,478  $ 17,556,373
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
 beginning of year            3,440,938    3,149,027           --          --   10,137,005    7,774,094    12,795,965    11,135,246
Contract purchase payments    7,046,083    6,576,869      463,728     538,949   34,115,644   20,141,925    29,733,980    23,745,241
Net transfers(2)              3,956,159    2,616,404      236,623     368,853    8,792,036    4,289,699   (17,462,716)  (18,292,659)
Transfers for policy loans           --      (12,444)          --          --           --      (40,782)           --       (58,306)
Contract charges                 (1,666)      (2,013)          --          (2)      (2,443)      (1,505)       (1,113)         (905)
Contract terminations:
   Surrender benefits           (95,073)    (204,243)      (7,174)     (1,958)    (287,825)    (429,253)     (279,782)     (226,176)
   Death benefits              (119,797)          --           --          --      (99,554)     (11,772)     (132,119)      (44,468)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
 of year                     14,226,644   12,123,600      693,177     905,842   52,654,863   31,722,406    24,654,215    16,257,973
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                            --------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
  (CONTINUED)                    GB1         GB2           GR1          GR2          IE1         IE2          MF1           MF2
OPERATIONS

Investment income (loss)
  -- net                    $   125,084  $    89,811 $   (589,709) $  (440,666) $ 2,777,536  $ 2,549,160  $ 2,914,309  $  2,185,907
Net realized gain (loss)
 on investments                 (14,792)      (4,110)     (55,924)     (57,656)     (41,065)     (29,675)       2,918        (2,345)
Net change in unrealized
 appreciation or
 depreciation of
 investments                    440,640      283,081  (27,219,777) (24,275,703)  (5,770,944)  (5,409,322)  (4,600,109)   (3,305,313)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from operations      550,932      368,782  (27,865,410) (24,774,025)  (3,034,473)  (2,889,837)  (1,682,882)   (1,121,751)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
 payments                     8,373,656    4,266,881   76,168,425   67,703,884   10,964,924    9,515,063   28,761,252    20,835,146
Net transfers(1)              3,272,943    3,126,228   36,726,326   30,903,431    4,338,169    3,743,160    8,456,160     5,311,056
Transfers for policy loans           --       (9,285)          --     (228,830)          --      (22,923)          --       (63,667)
Annuity payments                     --           --       (6,268)     (13,812)      (5,000)        (542)     (16,368)      (12,213)
Contract charges                   (661)        (358)     (10,584)     (15,418)      (1,176)      (1,739)      (3,127)       (3,548)
Contract terminations:
   Surrender benefits           (68,686)     (99,557)    (527,907)    (814,895)     (88,501)    (345,711)    (215,184)     (387,327)
   Death benefits               (33,277)      (7,312)    (311,855)     (95,668)     (17,295)     (15,270)     (86,982)      (76,094)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 contract transactions       11,543,975    7,276,597  112,038,137   97,438,692   15,191,121   12,872,038   36,895,751    25,603,353
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of year                      2,368,579    1,553,627   16,292,643   19,955,657    2,765,899    3,279,537    7,108,196     5,678,009
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year   $14,463,486  $ 9,199,006 $100,465,370  $92,620,324  $14,922,547  $13,261,738  $42,321,065  $ 30,159,611
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
 beginning of year            2,367,731    1,552,116   13,812,928   16,891,257    2,173,305    2,575,364    6,539,086     5,220,299
Contract purchase payments    8,539,237    4,344,433   62,897,160   56,097,853    9,834,975    8,407,740   26,215,669    19,010,662
Net transfers(1)              3,334,507    3,191,297   30,424,453   25,747,329    3,764,831    3,328,678    7,337,223     4,604,463
Transfers for policy loans           --      (10,534)          --     (191,381)          --      (20,274)          --       (58,186)
Contract charges                   (670)        (366)     (10,101)     (14,707)      (1,221)      (1,802)      (2,943)       (3,339)
Contract terminations:
   Surrender benefits           (70,326)    (101,723)    (448,836)    (689,722)     (84,922)    (308,955)    (196,871)     (355,255)
   Death benefits               (33,785)      (7,366)    (265,475)     (86,734)     (17,437)     (13,477)     (82,210)      (70,838)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
 of year                     14,136,694    8,967,857  106,410,129   97,753,895   15,669,531   13,967,274   39,809,954    28,347,806
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)               ND1          ND2          IV1(1)      IV2(1)         SC1         SC2          SA1            SA2
OPERATIONS
Investment income (loss)
  -- net                  $ 15,073,832  $ 12,412,760  $    18,131  $   19,676  $   434,218  $   419,360  $ 22,074,227  $ 17,896,272
Net realized gain (loss)
  on investments                 9,959          (852)       2,457     (10,979)      14,831        8,262       (83,288)      (19,881)
Net change in unrealized
  appreciation or
  depreciation of
  investments              (42,940,933)  (34,388,546)  (1,034,516)   (737,714)    (488,462)    (440,495)  (41,540,687)  (33,274,335)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from
  operations               (27,857,142)  (21,976,638)  (1,013,928)   (729,017)     (39,413)     (12,873)  (19,549,748)  (15,397,944)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                 153,264,585   126,490,526    9,090,510   6,059,805    8,877,713    8,424,738    58,379,023    47,198,948
Net transfers(2)            74,382,380    52,424,517    4,821,117   3,595,378    6,905,822    5,706,614    26,788,613    19,917,539
Transfers for policy
  loans                             --      (426,171)          --      (3,120)          --      (37,004)           --      (149,340)
Annuity payments               (62,960)     (946,600)      (1,927)     (2,270)      (2,054)          --        (9,183)      (10,261)
Contract charges               (27,473)      (42,218)        (166)       (106)      (2,791)      (3,019)       (4,331)       (4,867)
Contract terminations:
   Surrender benefits       (1,593,217)   (2,118,910)     (27,276)    (23,069)    (127,250)    (168,626)     (262,343)     (845,251)
   Death benefits             (844,012)     (299,859)          --          --      (36,700)      (3,904)     (159,428)     (145,553)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 contract transactions     225,119,303   175,081,285   13,882,258   9,626,618   15,614,740   13,918,799    84,732,351    65,961,215
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of year                    38,630,881    37,555,089                             3,404,774    3,340,845     5,906,213     6,771,857
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year $235,893,042  $190,659,736  $12,868,330  $8,897,601  $18,980,101  $17,246,771  $ 71,088,816  $ 57,335,128
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year         32,482,584    31,537,411           --          --    3,029,109    2,970,291     3,901,133     4,470,245
Contract purchase
  payments                 128,097,615   104,560,427    9,341,110   6,182,669    7,571,974    7,192,984    37,493,016    30,484,412
Net transfers(2)            60,852,100    43,380,357    4,771,871   3,656,757    5,893,700    4,846,964    17,308,002    12,777,015
Transfers for policy
  loans                            --      (356,486)          --      (3,152)          --      (31,736)           --       (98,284)
Contract charges               (24,795)      (38,035)        (177)       (114)      (2,453)      (2,646)       (3,286)       (3,725)
Contract terminations:
    Surrender benefits      (1,369,867)   (1,790,099)     (29,187)    (24,641)    (111,932)    (142,338)     (180,704)     (554,374)
    Death benefits            (722,105)     (257,538)          --          --      (31,818)      (3,362)     (104,464)      (97,591)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
   of year                 219,315,532   177,036,037   14,083,617   9,811,519   16,348,580   14,830,157    58,413,697    46,977,698
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
2000 (CONTINUED)               1CA          2CA          1CD          2CD          1IF          2IF          1VA         2VA
OPERATIONS
Investment income (loss)
 -- net                   $  1,145,796  $   982,215  $  (132,792)  $  (87,998) $    (5,937) $    16,451  $   209,425  $   206,145
Net realized gain (loss)
 on investments                 14,965       18,187       32,541        5,716       31,803       (6,740)       1,654       15,454
Net change in unrealized
 appreciation or
 depreciation of
 investments               (11,543,606)  (9,214,814)    (249,937)    (141,104)  (3,316,489)  (2,372,235)   3,278,126    2,265,702
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from
 operations                (10,382,845)  (8,214,412)    (350,188)    (223,386)  (3,290,623)  (2,362,524)   3,489,205    2,487,301
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
 payments                   37,912,325   30,892,917   15,536,354   13,107,126   15,852,365   11,574,676    9,988,940    7,290,732
Net transfers(1)            20,329,123   15,602,473    9,802,190    8,451,514    9,008,192    6,944,215    5,199,931    2,846,034
Transfers for policy
 loans                              --      (83,117)          --      (39,352)          --      (29,818)          --      (13,999)
Annuity payments                (7,327)      (2,869)        (154)          --       (1,579)      (2,002)      (4,460)      (4,866)
Contract charges                (4,760)      (5,243)      (1,399)      (1,888)      (1,299)      (1,636)      (2,926)      (3,357)
Contract terminations:
   Surrender benefits         (460,999)    (276,127)     (65,051)    (112,956)     (87,274)    (101,312)     (86,689)    (160,625)
   Death benefits             (187,626)     (65,552)    (113,843)     (20,015)     (83,522)     (41,645)    (199,111)      (1,171)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 contract transactions      57,580,736   46,062,482   25,158,097   21,384,429   24,686,883   18,342,478   14,895,685    9,952,748
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of year                     6,776,829    5,699,060    2,391,964    2,122,028    3,010,123    2,575,936    4,392,300    3,365,883
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year $ 53,974,720  $43,547,130  $27,199,873  $23,283,071  $24,406,383  $18,555,890  $22,777,190  $15,805,932
====================================================================================================================================

ACCUMULATION UNIT
 ACTIVITY

Units outstanding at
 beginning of year           5,159,901    4,336,748    1,892,365    1,677,796    2,093,734    1,790,650    4,774,965    3,656,963
Contract purchase
 payments                   27,171,093   22,178,403   11,120,131    9,364,434   11,872,533    8,717,556   11,015,541    8,081,439
Net transfers(1)            14,559,087   11,180,551    6,993,951    6,060,848    6,762,730    5,160,036    5,548,598    2,983,811
Transfers for policy
 loans                              --      (60,989)          --      (29,595)          --      (22,984)          --      (15,419)
Contract charges                (3,760)      (4,159)      (1,031)      (1,401)      (1,107)      (1,388)      (2,928)      (3,332)
Contract terminations:
   Surrender benefits         (342,005)    (201,712)     (46,998)     (80,608)     (69,423)     (75,709)     (95,856)    (166,719)
   Death benefits             (125,196)     (49,972)     (80,456)     (14,761)     (67,173)     (34,881)    (199,706)      (1,155)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
 of year                    46,419,120   37,378,870   19,877,962   16,976,713   20,591,294   15,533,280   21,040,614   14,535,588
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                             SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)            1SR(1)        2SR(1)        1EG          2EG        1GI          2GI           1MP          2MP
OPERATIONS

Investment income (loss)
  -- net                  $   71,489  $   56,082  $  (154,398) $   (87,302) $ 1,654,030  $ 1,540,132  $   (95,441) $    (3,269)
Net realized gain (loss)
  on investments              (6,456)        465       13,480         (646)     (21,625)      (1,135)     314,381      133,298
Net change in unrealized
  appreciation or
  depreciation of
  investments               (153,855)   (121,139)  (2,905,126)  (2,277,864)  (3,505,242)  (3,027,281)   8,021,374    6,512,946
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations            (88,822)    (64,592)  (3,046,044)  (2,365,812)  (1,872,837)  (1,488,284)   8,240,314    6,642,975
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                 1,289,161     687,688   17,397,125   14,390,785   39,036,308   33,200,601   40,221,667   32,453,353
Net transfers(2)             430,428     613,750   11,082,905    8,685,599   22,575,239   16,147,865   23,081,209   17,416,208
Transfers for policy
  loans                           --          --           --      (34,648)          --      (94,679)          --      (70,428)
Annuity payments                  --          --       (1,925)      (1,109)      (7,884)      (3,946)      (3,655)      (5,343)
Contract charges                 (58)        (10)      (2,039)      (2,282)     (11,499)     (14,692)      (6,720)      (8,147)
Contract terminations:
   Surrender benefits         (4,065)     (2,173)    (136,034)    (139,176)    (426,957)    (554,084)    (423,862)    (428,239)
   Death benefits                 --          --       (4,835)      (9,481)    (722,620)     (88,912)    (262,480)     (57,712)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions    1,715,466   1,299,255   28,335,197   22,889,688   60,442,587   48,592,153   62,606,159   49,299,692
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                         --          --    3,777,614    2,420,059   18,937,955   16,305,525    8,616,206    7,109,624
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year $1,626,644  $1,234,663  $29,066,767  $22,943,935  $77,507,705  $63,409,394  $79,462,679  $63,052,291
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year               --          --    2,872,085    1,838,182   18,137,421   15,602,831    6,945,013    5,709,401
Contract purchase
  payments                 1,279,827     679,859   12,101,902   10,099,410   38,489,150   32,732,730   26,656,014   21,491,707
Net transfers(2)             417,159     605,264    7,751,555    6,018,658   22,063,107   15,817,982   15,096,260   11,356,558
Transfers for policy
  loans                           --          --           --      (24,964)          --      (93,147)          --      (48,549)
Contract charges                 (60)        (11)      (1,563)      (1,738)     (11,371)     (14,494)      (4,256)      (5,151)
Contract terminations:
   Surrender benefits         (4,184)     (2,205)     (96,207)     (97,156)    (419,641)    (543,389)    (276,529)    (275,464)
   Death benefits                 --          --       (3,513)      (7,406)    (700,511)     (88,550)    (165,248)     (35,850)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                  1,692,742   1,282,907   22,624,259   17,824,986   77,558,155   63,413,963   48,251,254   38,192,652
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 2000 (CONTINUED)       1OS          2OS          1RE         2RE         1SI         2SI         1IS         2IS

OPERATIONS
Investment income
  (loss) -- net                 $   520,266  $   526,853  $  199,972  $  227,293  $  (13,442) $   (9,939) $   23,905  $   16,080
Net realized gain
  (loss) on investments             (10,090)     (26,779)     17,458       3,282       7,701      13,754      (4,572)     16,236
Net change in unrealized
  appreciation or
  depreciation of investments    (4,223,086)  (3,655,445)    661,796     803,098     513,025     529,496    (226,320)   (125,910)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                (3,712,910)  (3,155,371)    879,226   1,033,673     507,284     533,311    (206,987)    (93,594)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                       13,014,175   11,503,716   3,952,923   3,899,779   1,442,777   1,828,647   2,953,260   1,802,817
Net transfers(1)                  9,061,377    6,293,089   2,258,641   2,874,014     959,546     527,889   1,857,992     742,507
Transfers for policy
  loans                                  --      (40,353)         --     (10,828)         --      (1,443)         --        (987)
Annuity payments                     (2,445)      (5,235)       (267)         --        (819)         --          --        (157)
Contract charges                     (2,794)      (3,226)       (449)       (396)       (316)       (672)       (585)       (820)
Contract terminations:
   Surrender benefits              (117,876)    (109,296)    (12,250)    (30,402)    (19,536)    (52,353)    (19,576)    (22,571)
   Death benefits                  (111,023)     (17,184)    (10,858)     (2,465)     (6,520)         --      (8,453)    (11,865)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
  from contract transactions     21,841,414   17,621,511   6,187,740   6,729,702   2,375,132   2,302,068   4,782,638   2,508,924
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                         4,429,715    4,197,953     654,603     848,303     567,167     563,783   1,069,286     911,568
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
  year                          $22,558,219  $18,664,093  $7,721,569  $8,611,678  $3,449,583  $3,399,162  $5,644,937  $3,326,898
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year               3,611,816    3,420,658     683,371     885,005     589,712     585,846   1,052,855     897,107
Contract purchase
  payments                       11,538,119   10,132,251   3,508,774   3,524,645   1,403,557   1,815,524   2,855,730   1,749,169
Net transfers(1)                  7,978,406    5,402,392   2,009,204   2,508,608     928,982     495,490   1,801,276     729,339
Transfers for policy loans               --      (35,553)         --      (9,747)         --      (1,658)         --        (947)
Contract charges                     (2,766)      (3,190)       (381)       (335)       (283)       (599)       (599)       (839)
Contract terminations:
   Surrender benefits              (110,698)     (98,778)    (10,637)    (26,504)    (18,847)    (48,188)    (19,045)    (22,141)
   Death benefits                  (104,460)     (15,709)     (8,879)     (2,667)     (6,180)         --      (8,455)    (11,626)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    22,910,417   18,802,071   6,181,452   6,879,005   2,896,941   2,846,415   5,681,762   3,340,062
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                            --------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)                  1SE         2SE         1UE          2UE           1MC         2MC         1AG(1)       2AG(1)
OPERATIONS
Investment income
  (loss) -- net             $   452,915  $   329,908  $   290,460  $   279,759  $   328,682  $  253,753  $   565,126  $   503,283
Net realized gain
  (loss) on investments          41,688        9,711        1,951        4,031        5,022      27,521         (640)     (22,454)
Net change in unrealized
  appreciation or
  depreciation of
  investments                  (565,608)    (395,443)  (5,350,726)  (4,153,158)   2,037,404   1,576,246   (8,958,931)  (7,851,214)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from
  operations                    (71,005)     (55,824)  (5,058,315)  (3,869,368)   2,371,108   1,857,520   (8,394,445)  (7,370,385)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments    8,556,361    6,187,997   31,450,468   23,356,744    5,581,765   4,323,098   19,719,536   17,792,313
Net transfers(2)              5,656,386    3,574,181   18,054,876   13,324,785    2,934,164   1,801,312   12,414,037   10,545,108
Transfers for policy loans           --      (12,055)          --      (54,607)          --      (4,651)          --       (8,212)
Annuity payments                     --           --      (14,132)      (8,973)      (1,478)         --         (315)         (72)
Contract charges                 (1,869)      (2,228)      (6,259)      (8,594)      (1,365)     (2,090)        (394)        (519)
Contract terminations:
   Surrender benefits           (63,060)     (86,356)    (460,586)    (279,402)     (47,829)    (72,494)     (41,357)    (100,576)
   Death benefits              (197,137)      (3,897)    (292,486)     (87,361)     (99,129)    (47,254)      (2,977)        (148)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions      13,950,681    9,657,642   48,731,881   36,242,592    8,366,128   5,997,921   32,088,530   28,227,894
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                     3,017,070    2,124,767   10,953,123    9,912,956    1,917,102   1,549,468           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year   $16,896,746  $11,726,585  $54,626,689  $42,286,180  $12,654,338  $9,404,909  $23,694,085  $20,857,509
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year           2,665,253    1,876,209    9,951,016    8,980,927    2,022,724   1,633,700           --           --
Contract purchase payments    7,433,137    5,389,993   29,410,374   21,760,426    5,578,158   4,347,757   20,701,093   18,660,005
Net transfers(2)              4,929,761    3,074,477   16,601,824   12,292,142    2,807,401   1,763,950   13,039,697   11,083,574
Transfers for policy loans           --       (9,771)          --      (54,229)          --      (5,399)          --       (6,571)
Contract charges                 (1,681)      (2,001)      (6,140)      (8,424)      (1,210)     (1,846)        (506)        (657)
Contract terminations:
   Surrender benefits           (55,438)     (73,794)    (440,143)    (262,271)     (46,056)    (70,045)     (47,050)    (109,930)
   Death benefits              (162,416)      (3,414)    (277,931)     (82,294)     (96,098)    (46,260)      (3,771)        (175)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                14,808,616   10,251,699   55,239,000   42,626,277   10,264,919   7,621,857   33,689,463   29,626,246
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                            --------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)                1GT(1)       2GT(1)       1IG(1)       2IG(1)        1IP         2IP         1MG(1)       2MG(1)
OPERATIONS
Investment income
  (loss) -- net             $    32,980  $    43,385  $   281,509  $   218,277  $    78,010  $   67,728  $   (53,060) $   (36,190)
Net realized gain
  (loss) on investments            (350)        (296)        (769)      (1,343)     (13,861)      2,785        1,462          911
Net change in
  unrealized
  appreciation or
  depreciation of
  investments                (6,102,593)  (5,323,753)  (3,790,882)  (3,172,600)    (696,508)   (488,384)  (1,845,328)  (1,613,693)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from
  operations                 (6,069,963)  (5,280,664)  (3,510,142)  (2,955,666)    (632,359)   (417,871)  (1,896,926)  (1,648,972)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                   13,079,329   12,016,400   17,043,299   14,453,043    5,063,347   3,525,833   13,529,884   11,502,788
Net transfers(2)              8,703,686    7,224,295    9,951,347    9,246,483    3,368,099   2,526,300    8,298,424    7,899,234
Transfers for policy
  loans                              --       (6,137)          --      (16,973)          --     (16,787)          --       (3,324)
Annuity payments                   (510)      (2,036)      (2,015)        (962)      (4,560)       (718)      (1,210)        (678)
Contract charges                   (363)        (497)        (402)        (436)      (1,125)     (1,479)        (312)        (320)
Contract terminations:
   Surrender benefits           (28,981)     (72,012)     (39,014)     (65,089)     (36,673)    (59,555)     (28,853)     (40,299)
   Death benefits                    --         (147)     (10,179)        (302)     (12,522)         --      (11,770)        (166)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions      21,753,161   19,159,866   26,943,036   23,615,764    8,376,566   5,973,594   21,786,163   19,357,235
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                            --           --           --           --    2,680,901   2,122,181           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year   $15,683,198  $13,879,202  $23,432,894  $20,660,098  $10,425,108  $7,677,904  $19,889,237  $17,708,263
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year                  --           --           --           --    2,504,403   1,981,118           --           --
Contract purchase
  payments                   13,879,649   12,717,378   18,615,165   15,860,027    5,054,668   3,552,383   13,664,336   11,627,815
Net transfers(2)              9,104,508    7,659,033   10,691,941    9,997,949    3,267,413   2,504,169    8,350,749    7,941,404
Transfers for policy
  loans                              --       (5,110)          --      (19,123)          --     (16,540)          --       (6,030)
Contract charges                   (456)        (626)        (474)        (519)      (1,200)     (1,575)        (334)        (337)
Contract terminations:
   Surrender benefits           (34,634)     (82,173)     (44,984)     (74,917)     (38,291)    (61,941)     (29,061)     (41,724)
   Death benefits                    --         (174)     (11,110)        (351)     (12,908)         --      (12,563)        (172)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                22,949,067   20,288,328   29,250,538   25,763,066   10,774,085   7,957,614   21,973,127   19,520,956
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
 2000 (CONTINUED)             1MD(1)       2MD(1)        1IN           2IN           1VS           2VS          1MI          2MI
OPERATIONS

Investment income
  (loss) -- net           $   (33,251) $   (23,336) $  1,234,781  $    924,636  $   (184,812) $   (58,688) $   359,397  $   256,448
Net realized gain
  (loss) on investments         6,802          (19)       91,156        (6,751)       36,979        4,936        4,295          922
Net change in
  unrealized
  appreciation or
  depreciation of
  investments                (585,813)    (537,226)  (33,589,774)  (25,001,224)  (12,849,879)  (9,356,658)   1,127,185      722,335
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from
  operations                 (612,262)    (560,581)  (32,263,837)  (24,083,339)  (12,997,712)  (9,410,410)   1,490,877      979,705
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                  9,057,790    7,183,959    63,237,946    50,474,223    61,158,735   46,135,956    8,045,911    5,024,496
Net transfers(2)            5,971,464    5,213,858    31,481,372    23,090,908    30,908,317   21,375,164    4,485,978    3,516,553
Transfers for policy
  loans                            --       (8,708)           --      (104,938)           --     (125,709)          --       (7,681)
Annuity payments                 (314)        (207)       (2,401)       (2,563)      (10,343)      (9,344)        (201)          --
Contract charges                 (121)        (116)       (5,719)       (6,920)       (6,219)      (8,801)      (1,124)      (1,087)
Contract terminations:
   Surrender benefits          (9,782)     (24,703)     (516,501)     (440,486)     (401,214)    (469,221)     (55,480)     (65,737)
   Death benefits                  --           --      (173,202)      (45,334)     (233,972)     (15,237)     (62,242)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions      15,019,037   12,364,083    94,021,495    72,964,890    91,415,304   66,882,808   12,412,842    8,466,544
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                          --           --    12,408,688     9,204,802     9,817,341    6,918,021    2,173,432    1,415,465
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year $14,406,775  $11,803,502  $ 74,166,346  $ 58,086,353  $ 88,234,933  $64,390,419  $16,077,151  $10,861,714
====================================================================================================================================

ACCUMULATION UNIT
   ACTIVITY

Units outstanding at
  beginning of year                --           --     8,199,597     6,078,883     7,245,003    5,083,557    1,886,045    1,227,570
Contract purchase
  payments                  9,129,121    7,166,706    48,279,810    39,098,739    40,890,381   30,821,933    6,491,856    4,035,458
Net transfers(2)            5,941,258    5,173,774    24,802,025    18,294,616    20,708,656   14,282,651    3,593,857    2,800,365
Transfers for policy
  loans                            --       (7,506)           --       (83,680)           --      (86,365)          --       (6,195)
Contract charges                 (128)        (120)       (5,866)       (7,144)       (4,539)      (6,448)        (866)        (836)
Contract terminations:
   Surrender benefits          (9,947)     (24,900)     (446,560)     (380,476)     (276,589)    (320,332)     (43,314)     (51,125)
   Death benefits                  --           --      (149,800)      (37,380)     (156,059)     (10,819)     (47,299)          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year              15,060,304   12,307,954    80,679,206    62,963,558    68,406,853   49,764,177   11,880,279    8,005,237
====================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                     ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
2000 (CONTINUED)                            1SV          2SV           1IT           2IT           1SP          2SP
OPERATIONS

Investment income (loss) -- net        $   (63,657) $   (34,417)  $   758,460  $    638,937  $  1,024,343  $   799,548
Net realized gain (loss) on
  investments                               14,185       11,000       (22,743)         (950)      (15,012)      (8,450)
Net change in unrealized
  appreciation or depreciation
  of investments                         3,163,520    2,303,581    (9,801,825)   (7,734,272)   (1,188,467)    (774,100)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting from
  operations                             3,114,048    2,280,164    (9,066,108)   (7,096,285)     (179,136)      16,998
============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               7,507,153    4,735,494    20,661,018    16,690,783    19,601,878   15,451,815
Net transfers(1)                         4,594,336    3,445,060    10,197,285     8,651,164     9,008,521    6,975,569
Transfers for policy loans                      --       (5,716)           --       (41,721)           --      (49,608)
Annuity payments                               (91)        (373)         (646)       (2,482)       (3,039)        (378)
Contract charges                            (1,505)      (1,696)       (1,302)       (1,354)       (1,702)      (2,074)
Contract terminations:
   Surrender benefits                      (63,956)     (26,542)      (96,455)     (229,843)     (144,237)    (202,261)
   Death benefits                          (16,738)      (7,287)      (31,021)       (6,304)      (32,873)     (18,991)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 12,019,199    8,138,940    30,728,879    25,060,243    28,428,548   22,154,072
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          2,208,733    2,026,059     2,031,976     1,867,896     3,132,024    2,850,015
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $17,341,980  $12,445,163   $23,694,747   $19,831,854  $ 31,381,436  $25,021,085
============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                2,043,367    1,873,052     1,342,920     1,233,713     2,723,041    2,476,379
Contract purchase payments               5,872,170    3,722,888    13,655,035    11,277,668    18,816,189   14,915,435
Net transfers(1)                         3,670,340    2,658,892     6,943,900     5,948,499     8,519,816    6,688,350
Transfers for policy loans                      --       (5,142)           --       (32,453)           --      (48,680)
Contract charges                            (1,082)      (1,214)       (1,154)       (1,195)       (1,694)      (2,067)
Contract terminations:
   Surrender benefits                      (47,544)     (12,025)      (71,362)     (175,205)     (142,955)    (198,038)
   Death benefits                          (13,378)      (5,015)      (25,337)       (5,905)      (33,179)     (18,830)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        11,523,873    8,231,436    21,844,002    18,245,122    29,881,218   23,812,549
============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund         IDS Life Insurance Company(1)
BC2

BD1                  AXP(R) Variable Portfolio - Bond Fund                        IDS Life Insurance Company(1)
BD2

CR1                  AXP(R) Variable Portfolio - Capital Resource Fund            IDS Life Insurance Company(1)
CR2

CM1                  AXP(R) Variable Portfolio - Cash Management Fund             IDS Life Insurance Company(1)
CM2

DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund   IDS Life Insurance Company(1)
DE2

EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund            IDS Life Insurance Company(2)
EM2

ES1                  AXP(R) Variable Portfolio - Equity Select Fund               IDS Life Insurance Company(1)
ES2

EI1                  AXP(R) Variable Portfolio - Extra Income Fund                IDS Life Insurance Company(1)
EI2

FI1                  AXP(R) Variable Portfolio - Federal Income Fund              IDS Life Insurance Company(1)
FI2

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                 IDS Life Insurance Company(1)
GB2

GR1                  AXP(R) Variable Portfolio - Growth Fund                      IDS Life Insurance Company(1)
GR2

IE1                  AXP(R) Variable Portfolio - International Fund               IDS Life Insurance Company(2)
IE2

MF1                  AXP(R) Variable Portfolio - Managed Fund                     IDS Life Insurance Company(1)
MF2

ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           IDS Life Insurance Company(1)
ND2

IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund               IDS Life Insurance Company(1)
IV2

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund         IDS Life Insurance Company(3)
SC2

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund         IDS Life Insurance Company(1)
SA2

1CA                  AIM V.I. Capital Appreciation Fund, Series I                 A I M Advisors, Inc.
2CA

1CD                  AIM V.I. Capital Development Fund, Series I                  A I M Advisors, Inc.
2CD

1IF                  American Century(R) VP International                         American Century Investment Management, Inc.
2IF

1VA                  American Century(R) VP Value                                 American Century Investment Management, Inc.
2VA

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio      Calvert Asset Management Company, Inc.(4)
2SR

1EG                  Credit Suisse Trust - Emerging Growth Portfolio              Credit Suisse Asset Management, LLC
2EG

                                       90

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1GI                  Fidelity VIP Growth & Income Portfolio (Service Class)       Fidelity Management & Research Company (FMR)(5)
2GI

1MP                  Fidelity VIP Mid Cap Portfolio (Service Class)               Fidelity Management & Research Company (FMR)(5)
2MP

1OS                  Fidelity VIP Overseas Portfolio (Service Class)              Fidelity Management & Research Company (FMR)(6)
2OS

1RE                  FTVIPT Franklin Real Estate Fund - Class 2                   Franklin Advisers, Inc.
2RE

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2    Franklin Advisory Services, LLC
2SI                   (previously FTVIPT Franklin Value Securities
                       Fund - Class 2)

1IS                  FTVIPT Templeton International Smaller Companies
                      Fund - Class 2(7)                                           Templeton Investment Counsel, LLC
2IS

1SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund             Goldman Sachs Asset Management
2SE

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                  Goldman Sachs Asset Management
2UE

1MC                  Goldman Sachs VIT Mid Cap Value Fund                         Goldman Sachs Asset Management
2MC

1AG                  Janus Aspen Series Aggressive Growth Portfolio: Service
                      Shares                                                      Janus Capital
2AG

1GT                  Janus Aspen Series Global Technology Portfolio: Service
                      Shares                                                      Janus Capital
2GT

1IG                  Janus Aspen Series International Growth Portfolio: Service
                      Shares                                                      Janus Capital
2IG

1IP                  Lazard Retirement International Equity Portfolio             Lazard Asset Management
2IP

1MG                  MFS(R) Investors Growth Stock Series - Service Class         MFS Investment Management(R)
2MG

1MD                  MFS(R) New Discovery Series - Service Class                  MFS Investment Management(R)
2MD

1IN                  Putnam VT International New Opportunities Fund - Class
                      IB Shares                                                   Putnam Investment Management, LLC
2IN

1VS                  Putnam VT Vista Fund - Class IB Shares                       Putnam Investment Management, LLC
2VS

1MI                  Royce Micro-Cap Portfolio                                    Royce & Associates, LLC
2MI

1SV                  Third Avenue Value Portfolio                                 EQSF Advisers, Inc.
2SV

1IT                  Wanger International Small Cap                               Liberty Wanger Asset Management, L.P.
2IT

1SP                  Wanger U.S. Smaller Companies                                Liberty Wanger Asset Management, L.P.
2SP                   (previously Wanger U.S. Small Cap)

1AA                  Wells Fargo VT Asset Allocation Fund                         Wells Fargo Funds Management, LLC(8)
2AA

1WI                  Wells Fargo VT International Equity Fund                     Wells Fargo Funds Management, LLC(8)
2WI

1SG                  Wells Fargo VT Small Cap Growth Fund                         Wells Fargo Funds Management, LLC(8)
2SG


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(4) SSgA Funds Management, Inc. and Brown Capital Management are the investement sub-advisers.

(5) FMR U.K. and FMR Far East are the sub-investment advisers.
(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(8) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5.SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001 and $18,285,051 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                        PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                            0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                            1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                               0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                 0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                      0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                               0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                     0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                               0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                         0.650% to 0.575%
-----------------------------------------------------------------------------------------------------------------------


IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                         PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                            0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                            0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                               0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                 0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                      0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                     0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                               0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                         0.060% to 0.035%
-----------------------------------------------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                 SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    4,978,008                    $  8.19
BC2                                                                                          4,123,794                       8.19

BD1                  AXP(R) Variable Portfolio - Bond Fund                                  11,453,301                      10.47
BD2                                                                                          9,117,143                      10.47

CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                         939,661                      21.69
CR2                                                                                            933,588                      21.69

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                      287,316,788                       1.00
CM2                                                                                        266,316,180                       1.00

DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund              4,159,687                      10.10
DE2                                                                                          4,431,607                      10.10

EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                         149,388                       7.41
EM2                                                                                            174,369                       7.41

ES1                  AXP(R) Variable Portfolio - Equity Select Fund                            217,462                      10.16
ES2                                                                                            243,488                      10.16

EI1                  AXP(R) Variable Portfolio - Extra Income Fund                          12,697,285                       6.57
EI2                                                                                          8,362,801                       6.57

FI1                  AXP(R) Variable Portfolio - Federal Income Fund                         6,263,989                      10.33
FI2                                                                                          5,535,927                      10.33

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                            2,556,527                       9.55
GB2                                                                                          1,774,962                       9.55

GR1                  AXP(R) Variable Portfolio - Growth Fund                                12,978,972                       6.51
GR2                                                                                         12,892,886                       6.51

IE1                  AXP(R) Variable Portfolio - International Fund                          1,551,751                       8.10
IE2                                                                                          1,315,663                       8.10

MF1                  AXP(R) Variable Portfolio - Managed Fund                                3,239,902                      15.42
MF2                                                                                          2,334,619                      15.42

ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     17,093,707                      15.97
ND2                                                                                         15,400,343                      15.97

IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                          4,073,157                       7.82
IV2                                                                                          3,606,273                       7.82

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                    2,500,214                      10.47
SC2                                                                                          2,349,328                      10.47

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                    6,360,882                       8.34
SA2                                                                                          5,725,049                       8.34

1CA                  AIM V.I. Capital Appreciation Fund, Series I                            2,237,546                      21.72
2CA                                                                                          2,023,398                      21.72

1CD                  AIM V.I. Capital Development Fund, Series I                             2,663,022                      11.94
2CD                                                                                          2,446,792                      11.94

1IF                  American Century(R) VP International                                    4,052,452                       6.59
2IF                                                                                          3,242,550                       6.59

1VA                  American Century(R) VP Value                                            6,740,067                       7.44
2VA                                                                                          5,750,211                       7.44

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                 3,070,193                       1.76
2SR                                                                                          2,270,816                       1.76

1EG                  Credit Suisse Trust - Emerging Growth Portfolio                         2,442,598                      10.75
2EG                                                                                          2,002,563                      10.75

1GI                  Fidelity VIP Growth & Income Portfolio (Service Class)                  8,229,153                      13.12
2GI                                                                                          7,151,823                      13.12

1MP                  Fidelity VIP Mid Cap Portfolio (Service Class)                          5,413,916                      19.54
2MP                                                                                          4,811,381                      19.54

1OS                  Fidelity VIP Overseas Portfolio (Service Class)                         1,818,832                      13.83
2OS                                                                                          1,561,160                      13.83

                                       94

SUBACCOUNT           INVESTMENT                                                                 SHARES                       NAV
------------------------------------------------------------------------------------------------------------------------------------
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                              1,471,025                    $ 17.99
2RE                                                                                          1,833,921                      17.99

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2               1,181,766                      10.89
2SI                     (previously FTVIPT Franklin Value Securities Fund - Class 2)         1,341,405                      10.89

1IS                  FTVIPT Templeton International Smaller Companies Fund - Class 2           669,213                      10.13
2IS                                                                                            560,295                      10.13

1SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                        2,069,049                      10.84
2SE                                                                                          1,549,128                      10.84

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                             5,608,830                      10.94
2UE                                                                                          4,778,336                      10.94

1MC                  Goldman Sachs VIT Mid Cap Value Fund                                    2,996,984                      11.29
2MC                                                                                          2,890,767                      11.29

1AG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares            996,794                      21.73
2AG                                                                                          1,063,786                      21.73

1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares          3,538,270                       4.08
2GT                                                                                          3,623,491                       4.08

1IG                  Janus Aspen Series International Growth Portfolio: Service Shares       1,672,315                      23.30
2IG                                                                                          1,583,883                      23.30

1IP                  Lazard Retirement International Equity Portfolio                        1,572,259                       9.09
2IP                                                                                          1,276,639                       9.09

1MG                  MFS(R) Investors Growth Stock Series - Service Class                    3,556,027                       9.67
2MG                                                                                          3,516,040                       9.67

1MD                  MFS(R) New Discovery Series - Service Class                             2,171,118                      15.22
2MD                                                                                          2,015,899                      15.22

1IN                  Putnam VT International New Opportunities Fund - Class IB Shares        6,007,963                       9.75
2IN                                                                                          5,285,669                       9.75

1VS                  Putnam VT Vista Fund - Class IB Shares                                  6,568,181                      11.34
2VS                                                                                          5,630,732                      11.34

1MI                  Royce Micro-Cap Portfolio                                               4,557,390                       9.00
2MI                                                                                          3,892,575                       9.00

1SV                  Third Avenue Value Portfolio                                            3,150,298                      17.13
2SV                                                                                          2,699,054                      17.13

1IT                  Wanger International Small Cap                                          1,666,454                      15.40
2IT                                                                                          1,534,254                      15.40

1SP                  Wanger U.S. Smaller Companies                                           2,416,299                      22.25
2SP                     (previously Wanger U.S. Small Cap)                                   2,128,712                      22.25

1AA                  Wells Fargo VT Asset Allocation Fund                                      252,459                      12.32
2AA                                                                                            298,895                      12.32

1WI                  Wells Fargo VT International Equity Fund                                  123,679                       7.50
2WI                                                                                            144,006                       7.50

1SG                  Wells Fargo VT Small Cap Growth Fund                                      266,929                       7.85
2SG                                                                                            247,010                       7.85

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                          PURCHASES
----------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund               $    9,730,729
BC2                                                                                          9,345,485

BD1                  AXP(R) Variable Portfolio - Bond Fund                                  74,378,460
BD2                                                                                         64,018,370

CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                       6,123,203
CR2                                                                                          5,205,160

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                      136,036,279
CM2                                                                                        156,169,973

DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund             27,716,708
DE2                                                                                         32,691,012

EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                         734,933
EM2                                                                                            785,812

ES1(1)               AXP(R) Variable Portfolio - Equity Select Fund                          2,269,769
ES2(1)                                                                                       2,330,770

EI1                  AXP(R) Variable Portfolio - Extra Income Fund                          43,103,613
EI2                                                                                         30,829,441

FI1                  AXP(R) Variable Portfolio - Federal Income Fund                        42,673,918
FI2                                                                                         45,602,214

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                           10,853,292
GB2                                                                                          8,794,757

GR1                  AXP(R) Variable Portfolio - Growth Fund                                23,721,644
GR2                                                                                         28,506,847

IE1                  AXP(R) Variable Portfolio - International Fund                          7,743,252
IE2                                                                                          4,123,423

MF1                  AXP(R) Variable Portfolio - Managed Fund                               16,647,377
MF2                                                                                         13,230,889

ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     86,961,867
ND2                                                                                         95,031,149

IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                         23,311,366
IV2                                                                                         22,126,125

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                    9,164,777
SC2                                                                                          9,220,820

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                   11,509,683
SA2                                                                                         14,080,627

1CA                  AIM V.I. Capital Appreciation Fund, Series I                           14,998,133
2CA                                                                                         17,003,508

1CD                  AIM V.I. Capital Development Fund, Series I                             8,458,840
2CD                                                                                          9,112,862

1IF                  American Century(R) VP International                                   14,407,923
2IF                                                                                         12,176,996

1VA                  American Century(R) VP Value                                           23,211,075
2VA                                                                                         23,406,576

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                 4,684,202
2SR                                                                                          3,292,743

1EG                  Credit Suisse Trust - Emerging Growth Portfolio                         4,245,081
2EG                                                                                          3,696,812

1GI                  Fidelity VIP Growth & Income Portfolio (Service Class)                 43,467,929
2GI                                                                                         41,093,499

1MP                  Fidelity VIP Mid Cap Portfolio (Service Class)                         30,210,032
2MP                                                                                         32,292,151

1OS                  Fidelity VIP Overseas Portfolio (Service Class)                        12,281,669
2OS                                                                                         11,314,999

                                       96

SUBACCOUNT           INVESTMENT                                                                 PURCHASES
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                            $18,043,557
2RE                                                                                         23,412,180

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2               9,269,299
2SI                     (previously FTVIPT Franklin Value Securities Fund - Class 2)        10,879,115

1IS                  FTVIPT Templeton International Smaller Companies Fund - Class 2         2,268,955
2IS                                                                                          2,792,280

1SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                        5,520,160
2SE                                                                                          4,897,009

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            16,164,320
2UE                                                                                         17,171,862

1MC                  Goldman Sachs VIT Mid Cap Value Fund                                   20,870,617
2MC                                                                                         22,606,561

1AG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares         11,049,782
2AG                                                                                         14,840,087

1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares          6,942,376
2GT                                                                                          8,419,474

1IG                  Janus Aspen Series International Growth Portfolio: Service Shares      23,921,118
2IG                                                                                         23,598,573

1IP                  Lazard Retirement International Equity Portfolio                        7,273,820
2IP                                                                                          6,676,168

1MG                  MFS(R) Investors Growth Stock Series - Service Class                   22,122,737
2MG                                                                                         22,995,294

1MD                  MFS(R) New Discovery Series - Service Class                            19,855,129
2MD                                                                                         19,940,318

1IN                  Putnam VT International New Opportunities Fund - Class IB Shares       11,938,594
2IN                                                                                         14,244,078

1VS                  Putnam VT Vista Fund - Class IB Shares                                 31,154,568
2VS                                                                                         32,082,927

1MI                  Royce Micro-Cap Portfolio                                              22,024,034
2MI                                                                                         20,454,604

1SV                  Third Avenue Value Portfolio                                           33,127,159
2SV                                                                                         31,032,513

1IT                  Wanger International Small Cap                                         16,288,871
2IT                                                                                         15,789,248

1SP                  Wanger U.S. Smaller Companies                                          18,136,144
2SP                     (previously Wanger U.S. Small Cap)                                  18,555,976

1AA(1)               Wells Fargo VT Asset Allocation Fund                                    3,199,606
2AA(1)                                                                                       3,754,382

1WI(1)               Wells Fargo VT International Equity Fund                                1,017,127
2WI(1)                                                                                       1,187,676

1SG(1)               Wells Fargo VT Small Cap Growth Fund                                    1,939,776
2SG(1)                                                                                       2,160,538
----------------------------------------------------------------------------------------------------------------


(1) Operations commenced on May 1, 2001.

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                           BC1        BC2       BD1        BD2         CR1       CR2         CM1        CM2        DE1       DE2
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.98   $   0.99   $   1.06   $   1.06   $    0.93   $   0.93   $   1.06   $   1.06   $  1.01   $  1.01
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.81   $   0.82   $   1.13   $   1.13   $    0.76   $   0.76   $   1.09   $   1.09   $  1.02   $  1.02
Units (000s)              49,897     41,083    106,760     83,968      26,779     26,327    265,455    243,870    41,299    43,328
Net assets (000s)       $ 40,748   $ 33,763   $120,835   $ 95,910   $  20,374   $ 20,244   $289,729   $267,061   $42,181   $44,814
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
   DEC. 31, 2001
Investment income(1)        0.75%      0.75%      6.38%      6.38%       0.31%      0.30%      3.57%      3.55%     1.26%     1.26%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%     0.95%     0.75%
Total return(3)           (17.35%)   (17.17%)     6.60%      6.60%     (18.28%)   (18.28%)     2.83%      2.83%     0.99%     0.99%
-----------------------------------------------------------------------------------------------------------------------------------

                          EM1         EM2      ES1(4)     ES2(4)       EI1       EI2          FI1        FI2       GB1       GB2
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.74   $   0.74         --         --   $    0.91   $   0.91   $   1.08   $   1.08   $  1.02   $  1.03
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.72   $   0.72   $   0.99   $   1.00   $    0.94   $   0.95   $   1.13   $   1.14   $  1.03   $  1.03
Units (000s)               1,542      1,789      2,238      2,489      88,813     58,348     56,966     50,510    23,970    16,572
Net assets (000s)       $  1,108   $  1,291   $  2,224   $  2,477   $  84,017   $ 55,486   $ 64,826   $ 57,952   $24,619   $17,099
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)        0.02%      0.02%        --         --       10.93%     10.92%      4.55%      4.52%     3.58%     3.62%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%     0.95%     0.75%
Total return(3)            (2.70%)    (2.70%)    (1.00%)     0.00%       3.30%      4.40%      4.63%      5.56%     0.98%     0.00%
-----------------------------------------------------------------------------------------------------------------------------------

                          GR1        GR2         IE1        IE2        MF1       MF2          ND1       ND2        IV1      IV2
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.94   $   0.95   $   0.95   $   0.95   $    1.05   $   1.05   $   1.07   $   1.07   $  0.91   $  0.91
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.64   $   0.65   $   0.67   $   0.67   $    0.93   $   0.94   $   0.88   $   0.89   $  0.79   $  0.79
Units (000s)             130,764    129,186     18,664     15,821      53,096     37,760    307,320    276,054    40,575    35,957
Net assets (000s)       $ 84,435   $ 83,920   $ 12,551   $ 10,653   $  49,925   $ 35,997   $272,882   $246,108   $32,012   $28,329
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)          --         --       1.23%      1.23%       2.53%      2.53%      0.23%      0.24%     0.91%     0.93%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%     0.95%     0.75%
Total return(3)           (31.91%)   (31.58%)   (29.47%)   (29.47%)    (11.43%)   (10.48%)   (17.76%)   (16.82%)  (13.19%)  (13.19%)
-----------------------------------------------------------------------------------------------------------------------------------

                           SC1        SC2        SA1        SA2        1CA        2CA         1CD        2CD       1IF       2IF
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   1.16   $   1.16   $   1.21   $   1.22   $    1.16   $   1.16   $   1.37   $   1.37   $  1.18   $  1.19
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   1.07   $   1.08   $   0.81   $   0.81   $    0.88   $   0.88   $   1.25   $   1.25   $  0.83   $  0.83
Units (000s)              24,346     22,792     65,574     58,748      55,044     49,574     25,531     23,324    32,127    25,459
Net assets (000s)       $ 26,157   $ 24,594   $ 53,045   $ 47,765   $  48,600   $ 43,948   $ 31,796   $ 29,215   $26,706   $21,368
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)          --         --       0.21%      0.21%         --         --         --         --      0.08%     0.08%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%     0.95%     0.75%
Total return(3)            (7.76%)    (6.90%)   (33.06%)   (33.61%)    (24.14%)   (24.14%)    (8.76%)    (8.76%)  (29.66%)  (30.25%)
-----------------------------------------------------------------------------------------------------------------------------------

                                       98

                          1VA         2VA       1SR        2SR         1EG        2EG        1GI        2GI         1MP      2MP
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   1.08   $   1.08   $   0.96   $   0.96   $    1.28   $   1.29   $   1.00   $   1.00   $   1.64  $  1.65
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   1.20   $   1.21   $   0.89   $   0.89   $    1.06   $   1.07   $   0.90   $   0.90   $   1.57  $  1.58
Units (000s)              41,460     35,248      6,090      4,490      24,697     20,158    119,736    103,719     67,132   59,393
Net assets (000s)       $ 50,146   $ 42,782   $  5,404   $  3,997   $  26,258   $ 21,528   $107,966   $ 93,832   $105,788  $94,014
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)        0.82%      0.74%      5.84%      5.83%         --         --       1.05%      1.02%        --        --
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%      0.95%    0.75%
Total return(3)            11.11%     12.04%     (7.29%)    (7.29%)    (17.19%)   (17.05%)   (10.00%)   (10.00%)    (4.27%)  (4.24%)
-----------------------------------------------------------------------------------------------------------------------------------

                          1OS         2OS        1RE        2RE        1SI         2SI        1IS       2IS        1SE       2SE
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.98   $   0.98   $   1.25   $   1.25   $    1.19   $   1.19   $   0.99   $   1.00   $   1.14  $  1.14
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.77   $   0.77   $   1.33   $   1.34   $    1.34   $   1.35   $   0.96   $   0.96   $   1.18  $  1.19
Units (000s)              32,758     27,850     19,803     24,477       9,584     10,800      7,075      5,897     18,974   14,153
Net assets (000s)       $ 25,154   $ 21,591   $ 26,464   $ 32,992   $  12,869   $ 14,608   $  6,779   $  5,676   $ 22,428  $16,793
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)        4.49%      4.51%      3.69%      3.61%       0.36%      0.38%      3.21%      3.24%      0.32%    0.33%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%      0.95%    0.75%
Total return(3)           (21.43%)   (21.43%)     6.40%      7.20%      12.61%     13.45%     (3.03%)    (4.00%)     3.51%    4.39%
-----------------------------------------------------------------------------------------------------------------------------------

                           1UE        2UE        1MC        2MC        1AG         2AG        1GT        2GT       1IG       2IG
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.99   $   0.99   $   1.23   $   1.23   $    0.70   $   0.70   $   0.68   $   0.68   $   0.80  $  0.80
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.86   $   0.86   $   1.37   $   1.37   $    0.42   $   0.42   $   0.42   $   0.43   $   0.61  $  0.61
Units (000s)              71,185     60,343     24,711     23,748      51,500     54,805     34,050     34,767     64,147   60,527
Net assets (000s)       $ 61,361   $ 52,275   $ 33,836   $ 32,637   $  21,660   $ 23,116   $ 14,436   $ 14,784   $ 38,965  $36,904
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)        0.48%      0.50%      1.38%      1.51%         --         --       0.67%      0.67%      0.75%    0.76%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%      0.95%    0.75%
Total return(3)           (13.13%)   (13.13%)    11.38%     11.38%     (40.00%)   (40.00%)   (38.24%)   (36.76%)   (23.75%) (23.75%)
-----------------------------------------------------------------------------------------------------------------------------------

                          1IP        2IP        1MG         2MG        1MD        2MD        1IN         2IN       1VS       2VS
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   0.96   $   0.96   $   0.90   $   0.91   $    0.96   $   0.96   $   0.92   $   0.92   $   1.29  $  1.29
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   0.72   $   0.72   $   0.67   $   0.68   $    0.90   $   0.90   $   0.65   $   0.65   $   0.85  $  0.85
Units (000s)              19,727     15,860     51,051     50,212      36,822     34,072     90,196     78,901     87,722   74,819
Net assets (000s)       $ 14,292   $ 11,605   $ 34,387   $ 34,000   $  33,044   $ 30,682   $ 58,578   $ 51,535   $ 74,483  $63,852
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)        0.01%      0.01%      0.06%      0.06%         --         --         --         --         --       --
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%      0.95%    0.75%
Total return(3)           (25.00%)   (25.00%)   (25.56%)   (25.27%)     (6.25%)    (6.25%)   (29.35%)   (29.35%)   (34.11%) (34.11%)
-----------------------------------------------------------------------------------------------------------------------------------

                                       99

                          1MI         2MI        1SV        2SV        1IT         2IT        1SP        2SP      1AA(4)    2AA(4)
                        -----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value $   1.35   $   1.36   $   1.50   $   1.51   $    1.08   $   1.08   $   1.05   $   1.05        --        --
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value $   1.74   $   1.75   $   1.69   $   1.70   $    0.84   $   0.85   $   1.15   $   1.16   $  0.97   $  0.97
Units (000s)              23,583     20,056     31,848     27,040      30,297     27,818     46,456     40,791     3,224     3,799
Net assets (000s)       $ 41,017   $ 35,033   $ 53,965   $ 46,235   $  25,663   $ 23,628   $ 53,763   $ 47,364   $ 3,120   $ 3,682
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income(1)          --         --       0.15%      0.15%         --         --       0.06%      0.06%     0.94%     0.95%
Expense ratio(2)            0.95%      0.75%      0.95%      0.75%       0.95%      0.75%      0.95%      0.75%     0.95%     0.75%
Total return(3)            28.89%     28.68%     12.67%     12.58%     (22.22%)   (21.30%)     9.52%     10.48%    (3.00%)   (3.00%)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             1WI(4)    2WI(4)     1SG(4)    2SG(4)
                                                                                        -------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                                          --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                                    $   0.90   $   0.90   $  0.94   $  0.94
Units (000s)                                                                                  1,031      1,200     2,230     2,060
Net assets (000s)                                                                          $    928   $  1,080   $ 2,095   $ 1,939
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                                           0.01%      0.01%       --        --
Expense ratio(2)                                                                               0.95%      0.75%     0.95%     0.75%
Total return(3)                                                                              (10.00%)   (10.00%)   (6.00%)   (6.00%)
-----------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                              S-6467-20 F (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       AMERICAN EXPRESS RETIREMENT ADVISOR

                           VARIABLE ANNUITY(R)- BAND 3

                          IDS LIFE VARIABLE ACCOUNT 10

                                   MAY 1, 2002

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3
   IDS LIFE VARIABLE ACCOUNT 10

TABLE OF CONTENTS

Performance Information                                            p.  3
Calculating Annuity Payouts                                        p. 11
Rating Agencies                                                    p. 12
Principal Underwriter                                              p. 12
Independent Auditors                                               p. 12
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1 + T)TO THE POWER OF n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001


                                                             PERFORMANCE                            PERFORMANCE
                                                          OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC3          Blue Chip Advantage Fund (9/99; 9/99)(b)    (17.50%)    (7.96%)        (17.50%)        --%        --%      (7.96%)

BD3          Bond Fund (9/99; 10/81)                       6.53       5.39            6.53        3.85       6.21        9.12

CR3          Capital Resource Fund (9/99; 10/81)         (19.11)    (10.80)         (19.11)       4.08       5.70       10.90

CM3          Cash Management Fund (9/99; 10/81)            2.61       3.68            2.61        3.79       3.36        5.26

DE3          Diversified Equity Income Fund
             (9/99; 9/99)                                  1.03       1.53            1.03          --         --        1.53

EM3          Emerging Markets Fund (5/00; 5/00)           (2.49)    (18.58)          (2.49)         --         --      (18.58)

ES3          Equity Select Fund (5/01; 5/01)                 --      (1.96)(c)          --          --         --       (1.96)(d)

EI3          Extra Income Fund (9/99; 5/96)                3.85      (2.48)           3.85        0.74         --        1.53

FI3          Federal Income Fund (9/99; 9/99)              5.24       5.63            5.24          --         --        5.63

GB3          Global Bond Fund (9/99; 5/96)                 0.19       1.08            0.19        1.21         --        2.32

GR3          Growth Fund (9/99; 9/99)                    (31.88)    (17.00)         (31.88)         --         --      (17.02)

IE3          International Fund (9/99; 1/92)             (29.63)    (15.81)         (29.63)      (2.58)        --        2.74

MF3          Managed Fund (9/99; 4/86)                   (11.64)     (2.58)         (11.64)       5.64       7.66        9.04

ND3          NEW DIMENSIONS FUND(R)(9/99; 5/96)          (17.71)     (4.59)         (17.71)       8.70         --        9.61

IV3          S&P 500 Index Fund (5/00; 5/00)             (13.50)    (14.25)         (13.50)         --         --      (14.25)

SC3          Small Cap Advantage Fund (9/99; 9/99)        (7.60)      3.25           (7.60)         --         --        3.25

SA3          Strategy Aggressive Fund (9/99; 1/92)       (33.82)     (8.52)         (33.82)       0.33         --        5.53

            AIM V.I.

3CA          Capital Appreciation Fund, Series I
             (9/99; 5/93)                                (24.25)     (5.04)         (24.25)       4.87         --       10.58

3CD          Capital Development Fund, Series I
             (9/99; 5/98)                                 (9.14)     10.29           (9.14)         --         --        3.94

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3IF          VP International (9/99; 5/94)               (30.11)     (7.55)         (30.11)       3.55         --        4.51

3VA          VP Value (9/99; 5/96)                        11.65       8.79           11.65       10.63         --       11.44

            CALVERT VARIABLE SERIES, INC.

3SR          Social Balanced Portfolio (5/00; 9/86)       (7.86)     (7.35)          (7.86)       6.05       7.66        8.18

            CREDIT SUISSE TRUST -

3EG          Emerging Growth Portfolio (9/99; 9/99)      (17.42)      3.58          (17.42)         --         --        2.54

            FIDELITY VIP

3GI          Growth & Income Portfolio (Service Class)
             (9/99; 12/96)(e)                             (9.90)     (3.85)          (9.90)       8.84         --        8.84

3MP          Mid Cap Portfolio (Service Class)
             (9/99; 12/98)(e)                             (4.45)     22.70           (4.45)         --         --       24.26

3OS          Overseas Portfolio (Service Class)
             (9/99; 1/87)(e)                             (22.26)    (10.89)         (22.26)       1.53       4.71        4.88

            FTVIPT

3RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(f)                               6.74      14.00            6.74        4.81      10.29        9.06

3SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/99; 5/98)(f)                      12.61      14.90           12.61          --         --        2.11
             (previously FTVIPT Franklin Value
             Securities Fund - Class 2)

3TF          Templeton Foreign Securities Fund -
             Class 2) (3/02;  5/92)(g)                       --         --          (17.01)       3.51         --        8.49
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)

3IS          Templeton International Smaller Companies
             Fund - Class 2 (9/99; 5/96)(f)               (3.72)     (1.20)          (3.72)      (0.49)        --        1.54

                                        4

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT

3SE          CORE(SM) Small Cap Equity Fund
             (9/99; 2/98)(h)                               3.41%      7.82%           3.41%         --%        --%       2.15%

3UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)   (12.97)     (5.81)         (12.97)         --         --        2.18

3MC          Mid Cap Value Fund (9/99; 5/98)              10.90      15.09           10.90          --         --        5.28

            JANUS ASPEN SERIES

3AG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(i)              (40.47)    (42.19)         (40.47)       5.67         --       11.06

3GT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(j)              (38.21)    (41.01)         (38.21)         --         --      (37.19)

3IG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(i)              (24.40)    (26.68)         (24.40)       8.73         --       12.46

            LAZARD RETIREMENT SERIES

3IP          International Equity Portfolio
             (9/99; 9/98)                                (25.03)    (13.29)         (25.03)         --         --       (3.05)

            MFS(R)

3MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(k)               (25.80)    (21.79)         (25.80)         --         --       (1.62)

3MD          New Discovery Series -
             Service Class (5/00; 5/98)(k)                (6.33)     (8.02)          (6.33)         --         --       13.31

            PUTNAM VARIABLE TRUST

3IN          Putnam VT International New Opportunities
             Fund - Class IB Shares (9/99; 1/97)(l)      (29.62)    (17.04)         (29.62)         --         --       (0.68)

3VS          Putnam VT Vista Fund -
             Class IB Shares (9/99; 1/97)(l)             (34.42)     (6.78)         (34.42)         --         --        6.34

            ROYCE CAPITAL FUND

3MI          Micro-Cap Portfolio (9/99; 12/96)            28.45      27.01           28.45       18.75         --       18.74

            THIRD AVENUE

3SV          Value Portfolio (9/99; 9/99)                 12.51      25.77           12.51          --         --       25.98

            WANGER

3IT          International Small Cap (9/99; 5/95)        (22.14)     (7.18)         (22.14)       6.94         --       14.35

3SP          U.S. Smaller Companies (9/99; 5/95)          10.22       6.41           10.22       11.27         --       17.04
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT

3AA          Asset Allocation Fund (5/01; 4/94)(m)           --      (4.59)(c)       (8.02)       8.10         --       10.00

3WI          International Equity Fund (5/01; 7/00)          --     (11.26)(c)      (17.10)         --         --      (18.33)

3SG          Small Cap Growth Fund (5/01; 5/95)(n)           --      (6.88)(c)      (25.34)      (2.86)        --        3.98

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, 0.15% annual MAV fee, 0.30% annual EEB fee and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.


(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can drastically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(i) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2001


                                                             PERFORMANCE                            PERFORMANCE
                                                          OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC3          Blue Chip Advantage Fund (9/99; 9/99)(b)    (17.00%)    (7.49%)        (17.00%)        --%        --%      (7.49%)

BD3          Bond Fund (9/99; 10/81)                       7.02       5.88            7.02        4.35       6.72        9.66

CR3          Capital Resource Fund (9/99; 10/81)         (18.62)    (10.33)         (18.62)       4.59       6.21       11.44

CM3          Cash Management Fund (9/99; 10/81)            3.11       4.17            3.11        4.29       3.87        5.78

DE3          Diversified Equity Income Fund
             (9/99; 9/99)                                  1.53       2.01            1.53          --         --        2.01

EM3          Emerging Markets Fund (5/00; 5/00)           (2.00)    (18.11)          (2.00)         --         --      (18.11)

ES3          Equity Select Fund (5/01; 5/01)                 --      (1.46)(c)          --          --         --       (1.46)(d)

EI3          Extra Income Fund (9/99; 5/96)                4.35      (2.00)           4.35        1.24         --        2.03

FI3          Federal Income Fund (9/99; 9/99)              5.73       6.12            5.73          --         --        6.12

GB3          Global Bond Fund (9/99; 5/96)                 0.69       1.57            0.69        1.71         --        2.82

GR3          Growth Fund (9/99; 9/99)                    (31.38)    (16.55)         (31.38)         --         --      (16.55)

IE3          International Fund (9/99; 1/92)             (29.13)    (15.35)         (29.13)      (2.08)        --        3.25

MF3          Managed Fund (9/99; 4/86)                   (11.14)     (2.10)         (11.14)       6.15       8.18        9.57

ND3          NEW DIMENSIONS FUND(R) (9/99; 5/96)         (17.21)     (4.12)         (17.21)       9.21         --       10.13

IV3          S&P 500 Index Fund (5/00; 5/00)             (13.00)    (13.77)         (13.00)         --         --      (13.77)

SC3          Small Cap Advantage Fund (9/99; 9/99)        (7.10)      3.74           (7.10)         --         --        3.74

SA3          Strategy Aggressive Fund (9/99; 1/92)       (33.33)     (8.05)         (33.33)       0.84         --        6.05

            AIM V.I.

3CA          Capital Appreciation Fund, Series I
             (9/99; 5/93)                                (23.76)     (4.56)         (23.76)       5.38         --       11.10

3CD          Capital Development Fund, Series I
             (9/99; 5/98)                                 (8.64)     10.79           (8.64)         --         --        4.44

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3IF          VP International (9/99; 5/94)               (29.62)     (7.08)         (29.62)       4.06         --        5.03

3VA          VP Value (9/99; 5/96)                        12.15       9.28           12.15       11.14         --       11.96

            CALVERT VARIABLE SERIES, INC.

3SR          Social Balanced Portfolio (5/00; 9/86)       (7.36)     (6.86)          (7.36)       6.56       8.18        8.71

            CREDIT SUISSE TRUST -

3EG          Emerging Growth Portfolio (9/99; 9/99)      (16.92)      4.07          (16.92)         --         --        3.03

            FIDELITY VIP

3GI          Growth & Income Portfolio
             (Service Class) (9/99; 12/96)(e)             (9.41)     (3.37)          (9.41)       9.35         --        9.35

3MP          Mid Cap Portfolio (Service Class)
             (9/99; 12/98)(e)                             (3.95)     23.22           (3.95)         --         --       24.80

3OS          Overseas Portfolio (Service Class)
             (9/99; 1/87)(e)                             (21.76)    (10.43)         (21.76)       2.04       5.23        5.40

            FTVIPT

3RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(f)                               7.24      14.51            7.24        5.31      10.81        9.59

3SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/99; 5/98)(f)                      13.11      15.40           13.11          --         --        2.60
             (previously FTVIPT Franklin Value
             Securities Fund - Class 2)

3TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)                         --         --          (16.46)       4.06         --        9.04
             (previously FTVIPT Templeton
             International Securities Fund - Class 2)

3IS          Templeton International Smaller Companies
             Fund - Class 2 (9/99; 5/96)(f)               (3.23)     (0.72)          (3.23)       0.00         --        2.04

                                        7

                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT

3SE          CORE(SM) Small Cap Equity Fund
             (9/99; 2/98)(h)                               3.91%      8.31%           3.91%         --%        --%       2.64%

3UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)   (12.48)     (5.34)         (12.48)         --         --        2.68

3MC          Mid Cap Value Fund (9/99; 5/98)              11.40      15.60           11.40          --         --        5.78

            JANUS ASPEN SERIES

3AG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(i)              (39.98)    (41.72)         (39.98)       6.18         --       11.58

3GT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(j)              (37.71)    (40.54)         (37.71)         --         --      (36.70)

3IG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(i)              (23.91)    (26.20)         (23.91)       9.24         --       12.98

            LAZARD RETIREMENT SERIES

3IP          International Equity Portfolio
             (9/99; 9/98)                                (24.54)    (12.83)         (24.54)         --         --       (2.56)

            MFS(R)

3MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(k)               (25.30)    (21.31)         (25.30)         --         --       (1.13)

3MD          New Discovery Series -
             Service Class (5/00; 5/98)(k)                (5.83)     (7.54)          (5.83)         --         --       13.83

            PUTNAM VARIABLE TRUST

3IN          Putnam VT International New Opportunities
             Fund - Class IB Shares (9/99; 1/97)(l)      (29.12)    (16.59)         (29.12)         --         --       (0.17)

3VS          Putnam VT Vista Fund -
             Class IB Shares (9/99; 1/97)(l)             (33.92)     (6.31)         (33.92)         --         --        6.86

            ROYCE CAPITAL FUND

3MI          Micro-Cap Portfolio (9/99; 12/96)            28.95      27.54           28.95       19.26         --       19.26

            THIRD AVENUE

3SV          Value Portfolio (9/99; 9/99)                 13.01      26.51           13.01          --         --       26.51

            WANGER

3IT          International Small Cap (9/99; 5/95)        (21.65)     (6.70)         (21.65)       7.45         --       14.88

3SP          U.S. Smaller Companies (9/99; 5/95)          10.72       6.89           10.72       11.78         --       17.58
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT

3AA          Asset Allocation Fund (5/01; 4/94)(m)           --      (4.10)(c)       (7.52)       8.61         --       10.53

3WI          International Equity Fund (5/01; 7/00)          --     (10.76)(c)      (16.61)         --         --      (17.85)

3SG          Small Cap Growth Fund (5/01; 5/95)(n)           --      (6.39)(c)      (24.85)      (2.36)        --        4.53

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.


(g) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can drastically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(h)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(i) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(j) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(l) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(m) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P =  a hypothetical initial payment of $1,000
              ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


All total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-  any declared dividends,

-  the value of any shares purchased with dividends paid during the period, and

-  any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



VARIABLE ACCOUNT     INVESTING IN:                                       SIMPLE YIELD     COMPOUND YIELD
CM3                  AXP(R) Variable Portfolio - Cash Management Fund        1.04%             1.05%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                     YIELD = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                                -----
                                 cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON 30-DAY PERIOD ENDED DEC. 31, 2001


SUBACCOUNT       INVESTING IN                                          YIELD
BD3              AXP(R) Variable Portfolio - Bond Fund                  2.84%

EI3              AXP(R) Variable Portfolio - Extra Income Fund         11.80

FI3              AXP(R) Variable Portfolio - Federal Income Fund        5.61

GB3              AXP(R) Variable Portfolio - Global Bond Fund           9.70


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                        www.ambest.com

Fitch                                            www.fitchratings.com

Moody's                                          www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, ES3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, IV3, SC3, SA3, 3CA, 3CD, 3IF, 3VA, 3SR, 3EG, 3GI, 3MP, 3OS, 3RE, 3SI, 3IS, 3SE, 3UE, 3MC, 3AG, 3GT, 3IG, 3IP, 3MG, 3MD, 3IN, 3VS, 3MI, 3SV, 3IT, 3SP, 3AA, 3WI and 3SG) as of December 31, 2001, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP






Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001                                      BC3          BD3          CR3          CM3          DE3          EM3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    611,671  $   365,128  $  217,781  $  5,443,014  $   365,985  $ 4,225,791
                                                  -----------------------------------------------------------------------------
   at market value                                $    597,524  $   362,247  $  222,421  $  5,443,005  $   369,131  $ 3,676,115
Dividends receivable                                        --        1,777          --         9,672           --           --
Accounts receivable from IDS Life for
 contract purchase payments                                 --      758,050          --       769,040           --           --
Receivable from mutual funds and portfolios
 for share redemptions                                      --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           597,524    1,122,074     222,421     6,221,717      369,131    3,676,115
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          280          178         120         2,945          260        1,713
   Contract terminations                                    --           --          --            --       80,987            4
Payable to mutual funds and portfolios
 for investments purchased                                  --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          280          178         120         2,945       81,247        1,717
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   597,244    1,121,896     222,301     6,218,772      287,884        2,401
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --    3,671,997
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    597,244  $ 1,121,896  $  222,301  $  6,218,772  $   287,884  $ 3,674,398
===============================================================================================================================
Accumulation units outstanding                         728,975      984,546     291,207     5,658,076      281,449        3,269
===============================================================================================================================
Net asset value per accumulation unit             $       0.82  $      1.14  $     0.76  $       1.10  $      1.02  $      0.73
===============================================================================================================================

See accompanying notes to financial statements.

                                       14

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          ES3          EI3          FI3          GB3          GR3          IE3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $  1,978,395  $ 3,013,865  $  678,637  $    260,404  $ 1,010,685  $    42,871
                                                  -----------------------------------------------------------------------------
   at market value                                $  2,063,642  $ 2,998,820  $  677,102  $    256,485  $   827,367  $    43,891
Dividends receivable                                        --       15,324       3,614         2,072           --           --
Accounts receivable from IDS Life for
 contract purchase payments                                 --           --          --            --           43           --
Receivable from mutual funds and portfolios
 for share redemptions                                      --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                         2,063,642    3,014,144     680,716       258,557      827,410       43,891
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          998          821         365           120          405           94
   Contract terminations                                    --    1,537,869          --            --           --           --
Payable to mutual funds and portfolios for
 investments purchased                                      --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          998    1,538,690         365           120          405           94
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                    38,163    1,475,454     680,351       258,437      827,005       43,797
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                  2,024,481           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  2,062,644  $ 1,475,454  $  680,351  $    258,437  $   827,005  $    43,797
===============================================================================================================================
Accumulation units outstanding                          37,676    1,549,237     591,528       249,453    1,285,419       65,188
===============================================================================================================================
Net asset value per accumulation unit             $       1.01  $      0.95  $     1.15  $       1.04  $      0.64  $      0.67
===============================================================================================================================

See accompanying notes to financial statements.

                                       15

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          MF3         ND3          IV3           SC3          SA3         3CA
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    276,726  $ 3,107,828  $  727,444  $    538,804  $   494,259  $ 1,781,822
                                                  -----------------------------------------------------------------------------
   at market value                                $    278,272  $ 3,062,864  $  606,017  $    541,007  $   498,588  $ 1,206,747
Dividends receivable                                        --           --          --            --           --           --
Accounts receivable from IDS Life for
 contract purchase payments                                219           --          --            --           --           --
Receivable from mutual funds and portfolios
 for share redemptions                                      --         --            --            --           --          559
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           278,491    3,062,864     606,017       541,007      498,588    1,207,306
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          134        1,434         288           267          283          559
   Contract terminations                                    --      160,213          --       132,601        3,895           --
Payable to mutual funds and portfolios for
 investments purchased                                      --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          134      161,647         288       132,868        4,178          559
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   278,357    2,901,217     605,729       408,139      494,410    1,206,747
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    278,357  $ 2,901,217  $  605,729  $    408,139  $   494,410  $ 1,206,747
===============================================================================================================================
Accumulation units outstanding                         295,986    3,252,328     770,207       378,441      607,048    1,357,788
===============================================================================================================================
Net asset value per accumulation unit             $       0.94  $      0.89  $     0.79  $       1.08  $      0.81  $      0.89
===============================================================================================================================

See accompanying notes to financial statements.

                                       16

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3CD          3IF          3VA         3SR           3EG          3GI
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    541,280  $   715,637  $  568,717  $      6,095  $   641,147  $ 1,047,300
                                                  -----------------------------------------------------------------------------
   at market value                                $    495,215  $   654,892  $  614,175  $      5,638  $   500,307  $   989,859
Dividends receivable                                        --           --          --            --           --           --
Accounts receivable from IDS Life for contract
 purchase payments                                          --           --          --            --           --           81
Receivable from mutual funds and portfolios for
 share redemptions                                         230          307      41,412             2      101,712          456
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           495,445      655,199     655,587         5,640      602,019      990,396
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          230          304         286             2          277          456
   Contract terminations                                    --            3      41,126            --      101,435           --
Payable to mutual funds and portfolios for
 investments purchased                                      --           --          --            --           --           81
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          230          307      41,412             2      101,712          537
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   495,215      654,892     614,175         5,638      500,307      989,859
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    495,215  $   654,892  $  614,175  $      5,638  $   500,307  $   989,859
===============================================================================================================================
Accumulation units outstanding                         393,985      781,411     505,918         6,328      467,439    1,090,207
===============================================================================================================================
Net asset value per accumulation unit             $       1.26  $      0.84  $     1.21  $       0.89  $      1.07  $      0.91
===============================================================================================================================

See accompanying notes to financial statements.

                                       17

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3MP          3OS          3RE         3SI           3IS          3SE
ASSETS

Investments in shares of mutual funds
 and portfolios:
   at cost                                        $  1,191,925  $    91,790  $  275,692  $    196,326  $    68,309  $   113,285
                                                  -----------------------------------------------------------------------------
   at market value                                $  1,240,305  $    88,248  $  283,986  $    203,677  $    68,658  $   115,362
Dividends receivable                                        --           --          --            --           --           --
Accounts receivable from IDS Life for
 contract purchase payments                              1,586           49          --            --           --           --
Receivable from mutual funds and portfolios
 for share redemptions                                     576           47         121            77           32           53
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                         1,242,467       88,344     284,107       203,754       68,690      115,415
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          576           47         121            77           32           53
   Contract terminations                                    --           --          --            --           --           --
Payable to mutual funds and portfolios
 for investments purchased                               1,586           49          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,162           96         121            77           32           53
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 1,240,305       88,248     283,986       203,677       68,658      115,362
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  1,240,305  $    88,248  $  283,986  $    203,677  $    68,658  $   115,362
===============================================================================================================================
Accumulation units outstanding                         781,254      114,204     210,936       150,319       71,042       96,780
===============================================================================================================================
Net asset value per accumulation unit             $       1.59  $      0.77  $     1.35  $       1.35  $      0.97  $      1.19
===============================================================================================================================

See accompanying notes to financial statements.

                                       18

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3UE          3MC          3AG         3GT           3IG          3IP
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    939,179  $   274,350  $  167,281  $    116,273  $   368,567  $   196,212
                                                  -----------------------------------------------------------------------------
   at market value                                $    818,177  $   275,802  $  118,520  $     86,122  $   369,605  $   184,363
Dividends receivable                                        --           --          --            --           --           --
Accounts receivable from IDS Life for
 contract purchase payments                                 --           --       5,145            --          261           --
Receivable from mutual funds and portfolios
 for share redemptions                                     391          128          53        76,504          173           85
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           818,568      275,930     123,718       162,626      370,039      184,448
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          386          128          53            76          173           85
   Contract terminations                                     5           --          --        76,428           --           --
Payable to mutual funds and portfolios for
 investments purchased                                      --           --       5,145            --          261           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          391          128       5,198        76,504          434           85
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   818,177      275,802     118,520        86,122      369,605      184,363
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    818,177  $   275,802  $  118,520  $     86,122  $   369,605  $   184,363
===============================================================================================================================
Accumulation units outstanding                         943,339      200,117     279,868       201,887      605,897      253,393
===============================================================================================================================
Net asset value per accumulation unit             $       0.87  $      1.38  $     0.42  $       0.43  $      0.61  $      0.73
===============================================================================================================================

See accompanying notes to financial statements.

                                       19

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3MG          3MD          3IN         3VS           3MI          3SV
ASSETS
Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    680,483  $   496,635  $  934,743  $  1,382,673  $   522,413  $   503,799
                                                  -----------------------------------------------------------------------------
   at market value                                $    617,667  $   494,612  $  883,132  $    934,611  $   603,623  $   537,410
Dividends receivable                                        --           --          --            --           --           --
Accounts receivable from IDS Life for
 contract purchase payments                                348          310          --            --          132          180
Receivable from mutual funds and portfolios
 for share redemptions                                     283          226      62,883         5,541          266          237
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           618,298      495,148     946,015       940,152      604,021      537,827
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          283          226         449           435          266          237
   Contract terminations                                    --           --      62,434         5,106           --           --
Payable to mutual funds and portfolios for
 investments purchased                                     348          310          --            --          132          180
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          631          536      62,883         5,541          398          417
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   617,667      494,612     883,132       934,611      603,623      537,410
Net assets applicable to contracts in
 payment period                                             --           --          --            --           --           --
Net assets applicable to seed money                         --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    617,667  $   494,612  $  883,132  $    934,611  $   603,623  $   537,410
===============================================================================================================================
Accumulation units outstanding                         913,438      547,539   1,346,750     1,092,048      343,988      314,283
===============================================================================================================================
Net asset value per accumulation unit             $       0.68  $      0.90  $     0.66  $       0.86  $      1.75  $      1.71
===============================================================================================================================

See accompanying notes to financial statements.

                                       20

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3IT          3SP          3AA         3WI           3SG
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                        $    690,133  $   881,140  $    8,274  $        461  $     2,066
                                                  ----------------------------------------------------------------
   at market value                                $    654,220  $   958,142  $    7,876  $        455  $     2,047
Dividends receivable                                        --           --          --            --           --
Accounts receivable from IDS Life for
 contract purchase payments                                258           --          --            --           --
Receivable from mutual funds and portfolios
 for share redemptions                                     278          442           4            --            1
------------------------------------------------------------------------------------------------------------------
Total assets                                           654,756      958,584       7,880           455        2,048
==================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          278          439           4            --            1
   Contract terminations                                    --            3          --            --           --
Payable to mutual funds and portfolios for
 investments purchased                                     258           --          --            --           --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          536          442           4            --            1
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   654,220      955,164       7,876           455        2,047
Net assets applicable to contracts in
 payment period                                             --        2,978          --            --           --
Net assets applicable to seed money                         --           --          --            --           --
------------------------------------------------------------------------------------------------------------------
Total net assets                                  $    654,220  $   958,142  $    7,876  $        455  $     2,047
==================================================================================================================
Accumulation units outstanding                         768,839      819,784       8,116           506        2,169
==================================================================================================================
Net asset value per accumulation unit             $      0.85   $      1.17  $     0.97  $       0.90  $      0.94
==================================================================================================================



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           BC3          BD3          CR3          CM3         DE3          EM3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $      3,588  $    38,320  $      706  $    272,942  $     4,025  $       575

Variable account expenses                                2,804        3,372       1,433        40,706        2,271       20,181
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            784       34,948        (727)      232,236        1,754      (19,606)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               3,297,642    4,878,350   5,996,477   158,456,563   10,079,132    1,163,361
   Cost of investments sold                          3,396,615    4,868,565   6,152,004   158,456,743   10,063,252    1,474,157
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           (98,973)       9,785    (155,527)         (180)      15,880     (310,796)
Distributions from capital gains                            --           --          --            --           --           --
Net change in unrealized appreciation or
 depreciation of investments                             8,389       (5,986)     77,338            (9)      (3,401)     257,738
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (90,584)       3,799     (78,189)         (189)      12,479      (53,058)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $    (89,800) $    38,747  $  (78,916) $    232,047  $    14,233  $   (72,664)
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            ES3(1)         EI3         FI3          GB3          GR3          IE3
INVESTMENT INCOME

Dividend income from mutual funds and portfolios  $         --  $   159,665  $   15,791  $      3,884  $        --  $     3,875
Variable account expenses                                7,461        8,177       2,078           464        6,112        1,644
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (7,461)     151,488      13,713         3,420       (6,112)       2,231
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               2,452,136   10,540,175   3,245,327       875,816    1,623,107   46,796,094
   Cost of investments sold                          2,499,907   10,762,498   3,239,962       869,293    2,249,148   46,522,957
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           (47,771)    (222,323)      5,365         6,523     (626,041)     273,137
Distributions from capital gains                            --           --          --            --           --           --
Net change in unrealized appreciation or
 depreciation of investments                            85,247      124,421      (1,551)       (3,993)      96,024       15,747
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          37,476      (97,902)      3,814         2,530     (530,017)     288,884
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $     30,015  $    53,586  $   17,527  $      5,950  $  (536,129) $   291,115
===============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               MF3           ND3         IV3          SC3           SA3         3CA
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $      6,597  $     7,133  $   15,219  $         --  $     1,492  $        --
Variable account expenses                                1,454       18,642      15,350         2,670        4,256        7,139
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          5,143      (11,509)       (131)       (2,670)      (2,764)      (7,139)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               1,767,005    9,433,243   8,353,111     2,944,565   15,868,693      620,139
   Cost of investments sold                          1,801,792   10,854,634  10,118,664     2,974,915   16,539,021      805,216
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (34,787)  (1,421,391) (1,765,553)      (30,350)    (670,328)    (185,077)
Distributions from capital gains                            --           --          --            --           --       97,097
Net change in unrealized appreciation or
 depreciation of investments                            18,304      616,580     893,596         7,734      336,284     (276,634)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (16,483)    (804,811)   (871,957)      (22,616)    (334,044)    (364,614)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $    (11,340) $  (816,320) $ (872,088) $    (25,286) $  (336,808) $  (371,753)
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3CD          3IF          3VA          3SR          3EG          3GI
INVESTMENT INCOME

Dividend income from mutual funds and portfolios  $         --  $       472  $    5,453  $        213  $        --  $     9,225
Variable account expenses                                2,664        3,865       3,372            15        3,953        4,714
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (2,664)      (3,393)      2,081           198       (3,953)       4,511
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                  90,525   10,936,090   2,879,190         1,364      512,675      894,695
   Cost of investments sold                            100,894   11,117,116   2,815,908         1,486      707,556      967,654
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           (10,369)    (181,026)     63,282          (122)    (194,881)     (72,959)
Distributions from capital gains                            --       52,107          --           104           --       31,262
Net change in unrealized appreciation or
 depreciation of investments                           (28,845)     (75,606)     19,701          (308)     (31,110)     (33,879)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (39,214)    (204,525)     82,983          (326)    (225,991)     (75,576)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $    (41,878) $  (207,918) $   85,064  $       (128) $  (229,944) $   (71,065)
===============================================================================================================================

See accompanying notes to financial statements.

                                       23

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3MP          3OS          3RE          3SI           3IS         3SE
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $         --  $     5,317  $    8,200  $        410  $     2,688  $       325
Variable account expenses                                6,422          672       1,272           577          425          646
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (6,422)       4,645       6,928          (167)       2,263         (321)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               2,078,878    5,266,540   3,054,846       118,743    1,589,162       76,515
   Cost of investments sold                          2,121,440    5,300,027   3,034,663       127,158    1,597,944       82,363
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           (42,562)     (33,487)     20,183        (8,415)      (8,782)      (5,848)
Distributions from capital gains                            --        8,496          --         2,370           --           --
Net change in unrealized appreciation or
 depreciation of investments                            20,869         (298)      2,232         6,700          (80)       6,702
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (21,693)     (25,289)     22,415           655       (8,862)         854
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $    (28,115) $   (20,644) $   29,343  $        488  $    (6,599) $       533
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3UE          3MC          3AG          3GT          3IG          3IP
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $      3,723  $     2,442  $       --  $      1,211  $     2,384  $        15
Variable account expenses                                3,850          784         987         1,000        2,495          728
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (127)       1,658        (987)          211         (111)        (713)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 124,760      131,032   1,071,718     1,255,971   12,443,118    1,641,608
   Cost of investments sold                            148,135      134,498   1,165,477     1,417,425   12,490,219    1,653,410
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           (23,375)      (3,466)    (93,759)     (161,454)     (47,101)     (11,802)
Distributions from capital gains                            --       12,617          --            --           --          953
Net change in unrealized appreciation or
 depreciation of investments                           (64,516)        (676)       (931)       55,614       (6,034)      (9,460)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (87,891)       8,475     (94,690)     (105,840)     (53,135)     (20,309)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $    (88,018) $    10,133  $  (95,677) $   (105,629) $   (53,246) $   (21,022)
===============================================================================================================================

See accompanying notes to financial statements.

                                       24

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3MG          3MD          3IN          3VS          3MI          3SV
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $        305  $        --  $       --  $         --  $        --  $       706
Variable account expenses                                2,594        2,118       6,829         6,355        2,693        2,310
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (2,289)      (2,118)     (6,829)       (6,355)      (2,693)      (1,604)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 797,713      440,918  16,045,321     1,481,367      392,273      399,752
   Cost of investments sold                            905,354      475,192  16,419,190     1,919,692      352,588      387,367
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                          (107,641)     (34,274)   (373,869)     (438,325)      39,685       12,385
Distributions from capital gains                         3,682       11,262          --       163,984        8,636        4,635
Net change in unrealized appreciation or
 depreciation of investments                           (25,399)      12,810     (17,056)     (303,292)      63,332       20,563
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (129,358)     (10,202)   (390,925)     (577,633)     111,653       37,583
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $   (131,647) $   (12,320) $ (397,754) $   (583,988) $   108,960  $    35,979
===============================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)              3IT          3SP        3AA(1)       3WI(1)       3SG(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                       $         --  $       704  $       90  $         --  $        --
Variable account expenses                                3,283        5,577          32            41            7
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (3,283)      (4,873)         58           (41)          (7)
==================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               8,698,013    2,882,342     228,488     1,427,070        1,104
   Cost of investments sold                          8,970,877    2,845,513     228,827     1,427,367        1,193
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                          (272,864)      36,829        (339)         (297)         (89)
Distributions from capital gains                       177,936           --         210            --           --
Net change in unrealized appreciation or
 depreciation of investments                           (26,983)      83,242        (398)           (6)         (19)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (121,911)     120,071        (527)         (303)        (108)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        $   (125,194) $   115,198  $     (469) $       (344) $      (115)
==================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           BC3          BD3          CR3          CM3          DE3          EM3
OPERATIONS

Investment income (loss) -- net                   $        784  $    34,948  $     (727) $    232,236  $     1,754  $   (19,606)
Net realized gain (loss) on sales of
 investments                                           (98,973)       9,785    (155,527)         (180)      15,880     (310,796)
Distributions from capital gains                            --           --          --            --           --           --
Net change in unrealized appreciation or
 depreciation of investments                             8,389       (5,986)     77,338            (9)      (3,401)     257,738
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             (89,800)      38,747     (78,916)      232,047       14,233      (72,664)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              12,629      102,774       7,965    12,532,302       23,747            9
Net transfers(1)                                       264,035      578,387      46,804    (4,219,613)     193,867        1,298
Transfers for policy loans                                  --           --          --        (3,472)          --           --
Contract charges                                           (97)         (18)        (67)         (422)         (76)          --
Contract terminations:
   Surrender benefits                                  (36,893)     (33,915)     (3,000)   (9,369,308)    (163,632)          --
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         239,674      647,228      51,702    (1,060,513)      53,906        1,307
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        447,370      435,921     249,515     7,047,238      219,745    3,745,755
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    597,244  $ 1,121,896  $  222,301  $  6,218,772  $   287,884  $ 3,674,398
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 453,558      409,536     266,218     6,615,282      218,167        1,252
Contract purchase payments                              15,353       93,465       9,392    11,574,554       24,242           14
Net transfers(1)                                       303,239      511,400      19,648    (3,894,708)     198,574        2,003
Transfers for policy loans                                  --           --          --        (3,192)          --           --
Contract charges                                          (113)         (16)        (82)         (385)         (77)          --
Contract terminations:
   Surrender benefits                                  (43,062)     (29,839)     (3,969)   (8,633,475)    (159,457)          --
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       728,975      984,546     291,207     5,658,076      281,449        3,269
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            ES3(1)         EI3         FI3          GB3          GR3          IE3
OPERATIONS

Investment income (loss) -- net                   $     (7,461) $   151,488  $   13,713  $      3,420  $    (6,112) $     2,231
Net realized gain (loss) on sales of
 investments                                           (47,771)    (222,323)      5,365         6,523     (626,041)     273,137
Distributions from capital gains                            --           --          --            --           --           --
Net change in unrealized appreciation or
 depreciation of investments                            85,247      124,421      (1,551)       (3,993)      96,024       15,747
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                              30,015       53,586      17,527         5,950     (536,129)     291,115
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           2,001,788       28,149      47,030         4,415       87,097        8,016
Net transfers(2)                                        30,841      318,431     623,192       243,869     (341,843)    (320,543)
Transfers for policy loans                                  --           --      (8,413)           --          383           --
Contract charges                                            --          (81)         --            (6)        (391)         (43)
Contract terminations:
   Surrender benefits                                       --       (6,983)         --            --      (32,568)     (11,447)
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                        2,032,629      339,516     661,809       248,278     (287,322)    (324,017)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --    1,082,352       1,015         4,209    1,650,456       76,699
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  2,062,644  $ 1,475,454  $  680,351  $    258,437  $   827,005  $    43,797
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --    1,185,569         934         4,092    1,761,529       80,621
Contract purchase payments                               1,930       30,373      41,646         4,248      115,884       11,347
Net transfers(2)                                        35,746      340,788     556,291       241,119     (539,779)     (12,152)
Transfers for policy loans                                  --           --      (7,343)           --          552           --
Contract charges                                            --          (85)         --            (6)        (553)         (55)
Contract terminations:
   Surrender benefits                                       --       (7,408)         --            --      (52,214)     (14,573)
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        37,676    1,549,237     591,528       249,453    1,285,419       65,188
===============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   MF3        ND3         IV3         SC3        SA3         3CA
OPERATIONS

Investment income (loss) -- net                   $      5,143  $   (11,509) $     (131) $     (2,670) $    (2,764) $    (7,139)
Net realized gain (loss) on sales of
 investments                                           (34,787)  (1,421,391) (1,765,553)      (30,350)    (670,328)    (185,077)
Distributions from capital gains                            --           --          --            --           --       97,097
Net change in unrealized appreciation or
 depreciation of investments                            18,304      616,580     893,596         7,734      336,284     (276,634)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             (11,340)    (816,320)   (872,088)      (25,286)    (336,808)    (371,753)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             164,766      223,803       2,851        15,918       48,432       38,334
Net transfers(1)                                       (18,863)    (456,464)    433,418       223,978     (181,643)         514
Transfers for policy loans                                  --          521          --            64          457           64
Contract charges                                           (36)        (708)         (8)          (73)        (370)        (175)
Contract terminations:
   Surrender benefits                                   (9,000)    (270,298) (8,248,026)     (138,514)     (10,151)     (24,415)
   Death benefits                                           --           --      (3,318)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         136,867     (503,146) (7,815,083)      101,373     (143,275)      14,322
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        152,830    4,220,683   9,292,900       332,052      974,493    1,564,178
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    278,357  $ 2,901,217  $  605,729  $    408,139  $   494,410  $ 1,206,747
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 144,523    3,919,497     285,103       286,198      798,425    1,342,566
Contract purchase payments                             162,392      240,350       3,071        15,253       55,944       39,882
Net transfers(1)                                        (1,215)    (608,454)    513,204       205,147     (236,405)       1,476
Transfers for policy loans                                  --          588          --            64          539           75
Contract charges                                           (36)        (777)        (10)          (74)        (405)        (189)
Contract terminations:
   Surrender benefits                                   (9,678)    (298,876)    (26,869)     (128,147)     (11,050)     (26,022)
   Death benefits                                           --           --      (4,292)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       295,986    3,252,328     770,207       378,441      607,048    1,357,788
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              3CD           3IF          3VA          3SR          3EG          3GI
OPERATIONS

Investment income (loss) -- net                   $     (2,664) $    (3,393) $    2,081  $        198  $    (3,953) $     4,511
Net realized gain (loss) on sales of
 investments                                           (10,369)    (181,026)     63,282          (122)    (194,881)     (72,959)
Distributions from capital gains                            --       52,107          --           104           --       31,262
Net change in unrealized appreciation or
 depreciation of investments                           (28,845)     (75,606)     19,701          (308)     (31,110)     (33,879)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             (41,878)    (207,918)     85,064          (128)    (229,944)     (71,065)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              10,681       32,576      23,948           830       20,773       66,658
Net transfers(1)                                       103,092      227,902     119,059           340     (330,950)     307,897
Transfers for policy loans                                  --           64          64            --           --           64
Contract charges                                          (112)        (104)        (52)           --         (154)        (237)
Contract terminations:
   Surrender benefits                                  (13,395)     (31,728)    (84,589)         (122)    (108,530)     (78,226)
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         100,266      228,710      58,430         1,048     (418,861)     296,156
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        436,827      634,100     470,681         4,718    1,149,112      764,768
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    495,215  $   654,892  $  614,175  $      5,638  $   500,307  $   989,859
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 317,679      532,486     434,968         4,896      890,661      763,574
Contract purchase payments                               8,663       33,194      21,946           876       19,696       71,220
Net transfers(1)                                        79,200      251,300     120,400           693     (341,506)     343,016
Transfers for policy loans                                  --           78          56            --           --           72
Contract charges                                           (92)        (109)        (46)           --         (150)        (268)
Contract terminations:
   Surrender benefits                                  (11,465)     (35,538)    (71,406)         (137)    (101,262)     (87,407)
   Death benefits                                           --           --          --            --         --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       393,985      781,411     505,918         6,328      467,439    1,090,207
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3MP          3OS         3RE           3SI          3IS          3SE
OPERATIONS

Investment income (loss) -- net                   $     (6,422) $     4,645  $    6,928  $       (167) $     2,263  $      (321)
Net realized gain (loss) on sales of
 investments                                           (42,562)     (33,487)     20,183        (8,415)      (8,782)      (5,848)
Distributions from capital gains                            --        8,496          --         2,370           --           --
Net change in unrealized appreciation or
 depreciation of investments                            20,869         (298)      2,232         6,700          (80)       6,702
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             (28,115)     (20,644)     29,343           488       (6,599)         533
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             131,248       16,021       8,238        33,993        5,317        2,005
Net transfers(1)                                       203,801      (17,992)     68,584       164,697       56,388       27,245
Transfers for policy loans                              (9,443)          --          --            --           --           (4)
Contract charges                                          (515)         (77)        (72)          (20)         (44)         (63)
Contract terminations:
   Surrender benefits                                  (67,918)      (3,113)     (1,253)       (6,564)     (29,199)     (29,387)
   Death benefits                                       (5,150)          --      (6,040)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         252,023       (5,161)     69,457       192,106       32,462         (204)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,016,397      114,053     185,186        11,083       42,795      115,033
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  1,240,305  $    88,248  $  283,986  $    203,677  $    68,658  $   115,362
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 615,520      115,541     147,540         9,257       42,858      100,314
Contract purchase payments                              86,538       18,365       6,495        25,689        5,745        1,803
Net transfers(1)                                       134,689      (15,043)     62,644       120,960       52,835       20,615
Transfers for policy loans                              (6,435)          --          --            --           --           (1)
Contract charges                                          (342)         (91)        (55)          (15)         (47)         (58)
Contract terminations:
   Surrender benefits                                  (45,316)      (4,568)     (1,036)       (5,572)     (30,349)     (25,893)
   Death benefits                                       (3,400)          --      (4,652)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       781,254      114,204     210,936       150,319       71,042       96,780
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3UE          3MC          3AG          3GT           3IG         3IP
OPERATIONS

Investment income (loss) -- net                   $       (127) $     1,658  $     (987) $        211  $      (111) $      (713)
Net realized gain (loss) on sales of
 investments                                           (23,375)      (3,466)    (93,759)     (161,454)     (47,101)     (11,802)
Distributions from capital gains                            --       12,617          --            --           --          953
Net change in unrealized appreciation or
 depreciation of investments                           (64,516)        (676)       (931)       55,614       (6,034)      (9,460)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             (88,018)      10,133     (95,677)     (105,629)     (53,246)     (21,022)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              29,985       81,997      29,095        20,612       61,719        5,085
Net transfers(1)                                       328,864      227,145     (55,427)       40,583      (46,691)     148,913
Transfers for policy loans                                 (53)      (4,996)         --            --           --           64
Contract charges                                          (200)         (83)       (165)         (227)         (93)         (74)
Contract terminations:
   Surrender benefits                                  (24,224)     (56,438)       (931)      (81,420)     (37,148)      (3,464)
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         334,372      247,625     (27,428)      (20,452)     (22,213)     150,524
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        571,823       18,044     241,625       212,203      445,064       54,861
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    818,177  $   275,802  $  118,520  $     86,122  $   369,605  $   184,363
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 577,230       14,593     342,793       309,990      555,627       56,924
Contract purchase payments                              32,330       65,228      51,822        40,841       74,737        6,709
Net transfers(1)                                       362,668      167,062    (112,480)       40,845       35,872      193,586
Transfers for policy loans                                 (60)      (3,853)         --            --           --           89
Contract charges                                          (224)         (65)       (362)         (508)        (150)         (92)
Contract terminations:
   Surrender benefits                                  (28,605)     (42,848)     (1,905)     (189,281)     (60,189)      (3,823)
   Death benefits                                           --           --          --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       943,339      200,117     279,868       201,887      605,897      253,393
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               3MG          3MD          3IN          3VS          3MI          3SV
OPERATIONS

Investment income (loss) -- net                   $     (2,289) $    (2,118) $   (6,829) $     (6,355) $    (2,693) $    (1,604)
Net realized gain (loss) on sales of
 investments                                          (107,641)     (34,274)   (373,869)     (438,325)      39,685       12,385
Distributions from capital gains                         3,682       11,262          --       163,984        8,636        4,635
Net change in unrealized appreciation or
 depreciation of investments                           (25,399)      12,810     (17,056)     (303,292)      63,332       20,563
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            (131,647)     (12,320)   (397,754)     (583,988)     108,960       35,979
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             141,372       49,174      29,718        99,376       43,133       55,843
Net transfers(1)                                       125,534      127,146    (335,199)     (271,807)     243,178      394,861
Transfers for policy loans                                 (16)          --         383           383       (6,887)      (3,674)
Contract charges                                           (72)         (98)       (436)         (338)        (176)         (85)
Contract terminations:
   Surrender benefits                                     (123)      (6,910)    (76,127)      (30,701)     (48,271)     (51,084)
   Death benefits                                           --           --      (2,512)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         266,695      169,312    (384,173)     (203,087)     230,977      395,861
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        482,619      337,620   1,665,059     1,721,686      263,686      105,570
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    617,667  $   494,612  $  883,132  $    934,611  $   603,623  $   537,410
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 532,539      352,144   1,801,521     1,330,395      192,780       69,818
Contract purchase payments                             208,754       56,265      41,032       100,690       32,221       35,992
Net transfers(1)                                       172,490      147,288    (377,439)     (306,017)     154,369      242,084
Transfers for policy loans                                 (23)          --         557           424       (4,429)      (2,390)
Contract charges                                          (104)        (115)       (617)         (380)        (114)         (53)
Contract terminations:
   Surrender benefits                                     (218)      (8,043)   (114,390)      (33,064)     (30,839)     (31,168)
   Death benefits                                           --           --      (3,914)           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       913,438      547,539   1,346,750     1,092,048      343,988      314,283
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001(CONTINUED)                   3IT         3SP        3AA(1)      3WI(1)    3SG(1)
OPERATIONS

Investment income (loss) -- net                      $      (3,283) $   (4,873) $       58    $   (41)  $      (7)
Net realized gain (loss) on sales of investments          (272,864)     36,829        (339)      (297)        (89)
Distributions from capital gains                           177,936          --         210         --          --
Net change in unrealized appreciation or
  depreciation of investments                              (26,983)     83,242        (398)        (6)        (19)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (125,194)    115,198        (469)      (344)       (115)
==================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 120,217      56,138         409        269          79
Net transfers(2)                                            23,742    (230,847)      7,936        535       2,025
Transfers for policy loans                                    (799)         --          --         --          64
Contract charges                                              (382)       (202)         --         (5)         (6)
Contract terminations:
   Surrender benefits                                      (13,798)    (23,788)         --         --          --
   Death benefits                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             128,980    (198,699)      8,345        799       2,162
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            650,434   1,041,643          --         --          --
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    654,220  $  958,142  $    7,876    $   455   $   2,047
==================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                                        599,215     990,217          --         --          --
Contract purchase payments                                 132,754      50,060         425        270          87
Net transfers(2)                                            52,731    (198,497)      7,691        242       2,016
Transfers for policy loans                                  (1,130)         --          --         --          75
Contract charges                                              (415)       (186)         --         (6)         (9)
Contract terminations:
   Surrender benefits                                      (14,316)    (21,810)         --         --          --
   Death benefits                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           768,839     819,784       8,116        506       2,169
==================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)         BC3          BD3        CR3          CM3          DE3         EM3(1)
OPERATIONS

Investment income (loss)-- net            $        (284) $     6,659  $   83,919  $   148,842  $     1,021  $   (12,234)
Net realized gain (loss) on investments          (9,469)        (747)   (113,559)     (29,829)       7,148     (419,249)
Net change in unrealized appreciation or
  depreciation of investments                   (44,170)       3,200    (130,039)           1        6,069     (807,414)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (53,923)       9,112    (159,679)     119,014       14,238   (1,238,897)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       58,126      192,487     265,037    7,243,061       15,668    5,000,000
Net transfers(2)                                245,033      191,734    (851,504)  (2,220,181)     166,784      (15,348)
Transfers for policy loans                           --           --          --           --           --           --
Contract charges                                    (29)          --          (6)        (296)         (33)          --
Contract terminations:
   Surrender benefits                           (35,345)      (5,581)         --     (388,336)          --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  267,785      378,640    (586,473)   4,634,248      182,419    4,984,652
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 233,508       48,169     995,667    2,293,976       23,088           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $     447,370  $   435,921  $  249,515  $ 7,047,238  $   219,745  $ 3,745,755
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          210,746       47,444     871,976    2,266,486       22,622           --
Contract purchase payments                       52,636      188,193     241,310    6,914,984       15,958           --
Net transfers(2)                                222,598      179,315    (847,061)  (2,199,449)     179,621        1,252
Transfers for policy loans                           --           --          --           --           --           --
Contract charges                                    (28)          --          (7)        (280)         (34)          --
Contract terminations:
   Surrender benefits                           (32,394)      (5,416)         --     (366,459)          --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                453,558      409,536     266,218    6,615,282      218,167        1,252
=======================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)        EI3          FI3         GB3          GR3          IE3          MF3
OPERATIONS

Investment income (loss)-- net             $     89,792  $       345  $      118  $    (7,028) $    14,347  $    10,656
Net realized gain (loss) on investments         (65,064)          27        (121)     (34,905)      59,267        3,173
Net change in unrealized appreciation or
  depreciation of investments                  (139,838)          19          97     (342,081)     (32,516)     (17,141)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (115,110)         391          94     (384,014)      41,098       (3,312)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    1,914,727       65,402        (246)   1,539,082       45,116       21,479
Net transfers(1)                               (756,503)     (85,642)      1,549      215,652     (166,404)     124,199
Transfers for policy loans                           --           --          --       (1,478)          --           --
Contract charges                                    (10)          --          (5)        (102)          (4)          (4)
Contract terminations:
   Surrender benefits                            (9,538)          --          --     (186,378)     (12,606)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                1,148,676      (20,240)      1,298    1,566,776     (133,898)     145,674
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  48,786       20,864       2,817      467,694      169,499       10,468
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  1,082,352  $     1,015  $    4,209  $ 1,650,456  $    76,699  $   152,830
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           48,194        9,663       2,813      400,647      133,025        9,618
Contract purchase payments                    1,949,394       61,805        (246)   1,292,730       37,299       21,284
Net transfers(1)                               (802,277)     (70,534)      1,531      242,715      (78,891)     113,625
Transfers for policy loans                           --           --          --       (1,171)          --           --
Contract charges                                    (11)          --          (6)         (91)          (4)          (4)
Contract terminations:
   Surrender benefits                            (9,731)          --          --     (173,301)     (10,808)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,185,569          934       4,092    1,761,529       80,621      144,523
=======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)         ND3        IV3(1)         SC3        SA3          3CA          3CD
OPERATIONS

Investment income (loss) -- net             $   248,067  $    33,024  $    8,339  $   347,022  $    35,506  $    (1,121)
Net realized gain (loss) on investments          25,623        4,672      29,975     (315,311)      18,400       11,164
Net change in unrealized appreciation or
  depreciation of investments                  (702,359)  (1,015,023)    (72,468)    (341,167)    (323,332)     (18,100)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (428,669)    (977,327)    (34,154)    (309,456)    (269,426)      (8,057)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    2,589,396   10,206,195     133,746    1,091,392    1,314,812      239,873
Net transfers(2)                              1,831,870       64,032     185,041      391,148      310,875      201,928
Transfers for policy loans                       (4,040)          --          --       (3,960)          --           --
Contract charges                                   (323)          --         (29)         (59)         (38)         (35)
Contract terminations:
   Surrender benefits                          (275,034)          --    (414,304)    (244,469)     (35,408)      (1,764)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                4,141,869   10,270,227     (95,546)   1,234,052    1,590,241      440,002
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 507,483           --     461,752       49,897      243,363        4,882
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 4,220,683  $ 9,292,900  $  332,052  $   974,493  $ 1,564,178  $   436,827
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          426,131           --      27,894       32,918      185,081        3,858
Contract purchase payments                    2,173,284      218,925     111,759      689,417      951,543      170,881
Net transfers(2)                              1,559,162       66,178     148,062      259,388      231,368      144,222
Transfers for policy loans                       (3,595)          --          --       (2,735)          --           --
Contract charges                                   (289)          --         (25)         (46)         (27)         (25)
Contract terminations:
   Surrender benefits                          (235,196)          --      (1,492)    (180,517)     (25,399)      (1,257)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              3,919,497      285,103     286,198      798,425    1,342,566      317,679
=======================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)          3IF        3VA        3SR(1)       3EG          3GI           3MP
OPERATIONS

Investment income (loss) -- net              $    3,826  $    24,278   $     350  $    (3,227) $    36,703   $    1,127
Net realized gain (loss) on investments         (47,714)      30,164        (533)      25,036      (43,348)     111,269
Net change in unrealized appreciation or
  depreciation of investments                    13,185       25,080        (149)    (113,327)     (32,203)      13,084
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (30,703)      79,522        (332)     (91,518)     (38,848)     125,480
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      738,771      470,119       4,516    1,124,886      278,264      488,214
Net transfers(2)                                (84,458)     (19,169)        534      209,334       88,024      293,750
Transfers for policy loans                           --           --          --           --           --        3,181
Contract charges                                    (28)          --          --          (30)        (139)        (149)
Contract terminations:
   Surrender benefits                            (3,052)    (114,352)         --     (115,882)     (27,533)     (21,083)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  651,233      336,598       5,050    1,218,308      338,616      763,913
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  13,570       54,561          --       22,322      465,000      127,004
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  634,100  $   470,681   $   4,718  $ 1,149,112  $   764,768   $1,016,397
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            9,427       59,244          --       16,945      444,754      102,185
Contract purchase payments                      523,372      517,645       4,548      800,177      272,923      318,306
Net transfers(2)                                  2,027      (20,233)        348      155,232       72,755      206,607
Transfers for policy loans                           --           --          --           --           --        2,256
Contract charges                                    (24)          --          --          (23)        (136)         (94)
Contract terminations:
   Surrender benefits                            (2,316)    (121,688)         --      (81,670)     (26,722)     (13,740)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                532,486      434,968       4,896      890,661      763,574      615,520
=======================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)        3OS          3RE        3SI          3IS          3SE          3UE
OPERATIONS

Investment income (loss)-- net            $       3,250  $    29,902  $      (39)  $      335   $    3,309  $     4,740
Net realized gain (loss) on investments          11,835       (2,692)      7,376       24,306       (2,040)      (4,937)
Net change in unrealized appreciation or
  depreciation of investments                    (7,391)       6,014         592         (104)      (8,720)     (61,980)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       7,694       33,224       7,929       24,537       (7,451)     (62,177)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       75,655      154,925       7,737       40,086       62,125      469,167
Net transfers(1)                                    175       (5,142)     (6,146)     (31,219)      17,008      (19,983)
Transfers for policy loans                           --           --          --           --           --           --
Contract charges                                     (5)         (24)         --          (14)         (39)         (72)
Contract terminations:
   Surrender benefits                                --       (1,786)         --           --       (2,966)      (2,822)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   75,825      147,973       1,591        8,853       76,128      446,290
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  30,534        3,989       1,563        9,405       46,356      187,710
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $     114,053  $   185,186  $   11,083   $   42,795   $  115,033  $   571,823
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           24,865        4,160       1,623        9,250       40,902      170,333
Contract purchase payments                       65,898      137,759       7,829       38,553       51,234      434,350
Net transfers(1)                                 24,783        7,103        (195)      (4,931)      10,723      (24,837)
Transfers for policy loans                           --           --          --           --           --           --
Contract charges                                     (5)         (20)         --          (14)         (35)         (69)
Contract terminations:
   Surrender benefits                                --       (1,462)         --           --       (2,510)      (2,547)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                115,541      147,540       9,257       42,858      100,314      577,230
=======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)      3MC          3AG(1)      3GT(1)       3IG(1)       3IP          3MG(1)       3MD(1)
OPERATIONS

Investment income (loss)-- net            $        515   $    6,766  $      723  $     7,570   $      549    $    (661)  $    (486)
Net realized gain (loss) on investments          1,533      (55,482)       (493)      (1,726)          26         (556)      1,429
Net change in unrealized appreciation or
  depreciation of investments                    2,027      (47,830)    (85,765)       7,072       (2,955)     (37,417)    (14,833)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,075      (96,546)    (85,535)      12,916       (2,380)     (38,634)    (13,890)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       3,143      222,519     160,360      428,802       33,130      485,821     162,022
Net transfers(2)                                 3,647      115,847     139,701        6,408       15,182       35,436     191,979
Transfers for policy loans                          76           --          --           --           --           --           --
Contract charges                                   (15)         (29)        (28)          (2)         (35)          (4)         (1)
Contract terminations:
   Surrender benefits                             (412)        (166)     (2,295)      (3,060)          --           --      (2,490)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   6,439      338,171     297,738      432,148       48,277      521,253     351,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  7,530           --          --           --        8,964           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $     18,044   $  241,625  $  212,203  $   445,064   $   54,861    $ 482,619   $ 337,620
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           7,935           --          --           --        8,363           --          --
Contract purchase payments                       3,019      216,684     158,252      500,751       33,127      496,790     163,559
Net transfers(2)                                 3,970      126,355     154,235       58,193       15,472       35,753     191,061
Transfers for policy loans                          80           --          --           --           --           --          --
Contract charges                                   (13)         (36)        (29)          (3)         (38)          (4)         (1)
Contract terminations:
   Surrender benefits                             (398)        (210)     (2,468)      (3,314)          --           --      (2,475)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                14,593      342,793     309,990      555,627       56,924      532,539     352,144
===================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------
YEAR ENDED 31, DECEMBER 2000 (CONTINUED)      3IN            3VS         3MI         3SV            3IT         3SP
OPERATIONS

Investment income (loss) -- net          $       30,031  $     6,776  $    5,998  $      (444)  $   64,295  $   123,532
Net realized gain (loss) on investments        (563,295)      19,640      26,137       27,659     (250,961)    (212,677)
Net change in unrealized appreciation or
  depreciation of investments                   (60,717)    (162,052)     16,930        7,132      (39,390)     (14,033)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (593,981)    (135,636)     49,065       34,347     (226,056)    (103,178)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    1,748,710    1,524,126     301,123       34,772      635,975    1,086,657
Net transfers(1)                                438,543      304,320       9,379      (83,672)     127,299       16,218
Transfers for policy loans                       (1,413)      (1,535)      1,629           76        3,180           --
Contract charges                                   (115)        (154)        (37)         (18)         (85)         (37)
Contract terminations:
   Surrender benefits                           (58,322)    (217,319)   (119,443)     (10,292)     (59,230)    (101,430)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                2,127,403    1,609,438     192,651      (59,134)     707,139    1,001,408
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 131,637      247,884      21,970      130,357      169,351      143,413
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $    1,665,059  $ 1,721,686  $  263,686  $   105,570   $  650,434  $ 1,041,643
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           86,882      182,717      19,042      120,448      111,791      124,538
Contract purchase payments                    1,299,655    1,078,608     255,186       26,560      410,305      963,969
Net transfers(1)                                468,567      221,461      10,660      (68,466)     121,611        3,491
Transfers for policy loans                         (780)        (879)      1,362           71        2,229           --
Contract charges                                   (115)        (111)        (28)         (13)         (71)         (37)
Contract terminations:
   Surrender benefits                           (52,688)    (151,401)    (93,442)      (8,782)     (46,650)    (101,744)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,801,521    1,330,395     192,780       69,818      599,215      990,217
=======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT  INVESTS EXCLUSIVELY IN SHARES OF                                    INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
BC3         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                IDS Life Insurance Company(1)
BD3         AXP(R) Variable Portfolio - Bond Fund                               IDS Life Insurance Company(1)
CR3         AXP(R) Variable Portfolio - Capital Resource Fund                   IDS Life Insurance Company(1)
CM3         AXP(R) Variable Portfolio - Cash Management Fund                    IDS Life Insurance Company(1)
DE3         AXP(R) Variable Portfolio - Diversified Equity Income Fund          IDS Life Insurance Company(1)
EM3         AXP(R) Variable Portfolio - Emerging Markets Fund                   IDS Life Insurance Company(2)
ES3         AXP(R) Variable Portfolio - Equity Select Fund                      IDS Life Insurance Company(1)
EI3         AXP(R) Variable Portfolio - Extra Income Fund                       IDS Life Insurance Company(1)
FI3         AXP(R) Variable Portfolio - Federal Income Fund                     IDS Life Insurance Company(1)
GB3         AXP(R) Variable Portfolio - Global Bond Fund                        IDS Life Insurance Company(1)
GR3         AXP(R) Variable Portfolio - Growth Fund                             IDS Life Insurance Company(1)
IE3         AXP(R) Variable Portfolio - International Fund                      IDS Life Insurance Company(2)
MF3         AXP(R) Variable Portfolio - Managed Fund                            IDS Life Insurance Company(1)
ND3         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  IDS Life Insurance Company(1)
IV3         AXP(R) Variable Portfolio - S&P 500 Index Fund                      IDS Life Insurance Company(1)
SC3         AXP(R) Variable Portfolio - Small Cap Advantage Fund                IDS Life Insurance Company(3)
SA3         AXP(R) Variable Portfolio - Strategy Aggressive Fund                IDS Life Insurance Company(1)
3CA         AIM V.I. Capital Appreciation Fund, Series I                        A I M Advisors, Inc.
3CD         AIM V.I. Capital Development Fund, Series I                         A I M Advisors, Inc.
3IF         American Century(R) VP International                                American Century Investment Management, Inc.
3VA         American Century(R) VP Value                                        American Century Investment Management, Inc.
3SR         Calvert Variable Series, Inc. Social Balanced Portfolio             Calvert Asset Management Company, Inc.(4)
3EG         Credit Suisse Trust - Emerging Growth Portfolio                     Credit Suisse Asset Management, LLC
3GI         Fidelity VIP Growth & Income Portfolio (Service Class)              Fidelity Management & Research Company (FMR)(5)
3MP         Fidelity VIP Mid Cap Portfolio (Service Class)                      Fidelity Management & Research Company (FMR)(5)
3OS         Fidelity VIP Overseas Portfolio (Service Class)                     Fidelity Management & Research Company (FMR)(6)
3RE         FTVIPT Franklin Real Estate Fund - Class 2                          Franklin Advisers, Inc.
3SI         FTVIPT Franklin Small Cap Value Securities Fund - Class 2           Franklin Advisory Services, LLC
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
3IS         FTVIPT Templeton International Smaller Companies Fund - Class 2(7)  Templeton Investment Counsel, LLC
3SE         Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                    Goldman Sachs Asset Management
3UE         Goldman Sachs VIT CORE(SM) U.S. Equity Fund                         Goldman Sachs Asset Management
3MC         Goldman Sachs VIT Mid Cap Value Fund                                Goldman Sachs Asset Management
3AG         Janus Aspen Series Aggressive Growth Portfolio: Service Shares      Janus Capital
3GT         Janus Aspen Series Global Technology Portfolio: Service Shares      Janus Capital
3IG         Janus Aspen Series International Growth Portfolio: Service Shares   Janus Capital
3IP         Lazard Retirement International Equity Portfolio                    Lazard Asset Management
3MG         MFS(R) Investors Growth Stock Series - Service Class                MFS Investment Management(R)
3MD         MFS(R) New Discovery Series - Service Class                         MFS Investment Management(R)
3IN         Putnam VT International New Opportunities Fund - Class IB Shares    Putnam Investment Management, LLC
3VS         Putnam VT Vista Fund - Class IB Shares                              Putnam Investment Management, LLC
3MI         Royce Micro-Cap Portfolio                                           Royce & Associates, LLC
3SV         Third Avenue Value Portfolio                                        EQSF Advisers, Inc.
3IT         Wanger International Small Cap                                      Liberty Wanger Asset Management, L.P.
3SP         Wanger U.S. Smaller Companies                                       Liberty Wanger Asset Management, L.P.
               (previously Wanger U.S. Small Cap)
3AA         Wells Fargo VT Asset Allocation Fund                                Wells Fargo Funds Management, LLC(8)
3WI         Wells Fargo VT International Equity Fund                            Wells Fargo Funds Management, LLC(8)
3SG         Wells Fargo VT Small Cap Growth Fund                                Wells Fargo Funds Management, LLC(8)
-------------------------------------------------------------------------------------------------------------------------------



(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(4) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.

(5) FMR U.K. and FMR Far East are the sub-investment advisers.
(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(8) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES
IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                           0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund               1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                  0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                  0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%
--------------------------------------------------------------------------------


IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - International Fund and AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund               0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                  0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
--------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

6. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                       SHARES               NAV
------------------------------------------------------------------------------------------------------------------
BC3                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund               72,936          $     8.19
BD3                  AXP(R) Variable Portfolio - Bond Fund                              34,608               10.47
CR3                  AXP(R) Variable Portfolio - Capital Resource Fund                  10,254               21.69
CM3                  AXP(R) Variable Portfolio - Cash Management Fund                5,444,960                1.00
DE3                  AXP(R) Variable Portfolio - Diversified Equity Income Fund         36,541               10.10
EM3                  AXP(R) Variable Portfolio - Emerging Markets Fund                 496,386                7.41
ES3                  AXP(R) Variable Portfolio - Equity Select Fund                    203,102               10.16
EI3                  AXP(R) Variable Portfolio - Extra Income Fund                     456,291                6.57
FI3                  AXP(R) Variable Portfolio - Federal Income Fund                    65,528               10.33
GB3                  AXP(R) Variable Portfolio - Global Bond Fund                       26,870                9.55
GR3                  AXP(R) Variable Portfolio - Growth Fund                           127,131                6.51
IE3                  AXP(R) Variable Portfolio - International Fund                      5,420                8.10
MF3                  AXP(R) Variable Portfolio - Managed Fund                           18,047               15.42
ND3                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                191,807               15.97
IV3                  AXP(R) Variable Portfolio - S&P 500 Index Fund                     77,529                7.82
SC3                  AXP(R) Variable Portfolio - Small Cap Advantage Fund               51,669               10.47
SA3                  AXP(R) Variable Portfolio - Strategy Aggressive Fund               59,751                8.34
3CA                  AIM V.I. Capital Appreciation Fund, Series I                       55,559               21.72
3CD                  AIM V.I. Capital Development Fund, Series I                        41,475               11.94
3IF                  American Century(R) VP International                               99,377                6.59
3VA                  American Century(R) VP Value                                       82,550                7.44
3SR                  Calvert Variable Series, Inc. Social Balanced Portfolio             3,204                1.76
3EG                  Credit Suisse Trust - Emerging Growth Portfolio                    46,540               10.75
3GI                  Fidelity VIP Growth & Income Portfolio (Service Class)             75,447               13.12
3MP                  Fidelity VIP Mid Cap Portfolio (Service Class)                     63,475               19.54
3OS                  Fidelity VIP Overseas Portfolio (Service Class)                     6,381               13.83
3RE                  FTVIPT Franklin Real Estate Fund - Class 2                         15,786               17.99
3SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2          18,703               10.89
                        (previously FTVIPT Franklin Value Securities Fund - Class 2)
3IS                  FTVIPT Templeton International Smaller Companies Fund - Class      26,778               10.13
3SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                   10,642               10.84
3UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                        74,788               10.94
3MC                  Goldman Sachs VIT Mid Cap Value Fund                               24,429               11.29
3AG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares      5,454               21.73
3GT                  Janus Aspen Series Global Technology Portfolio: Service Shares     21,108                4.08
3IG                  Janus Aspen Series International Growth Portfolio: Service Shares  15,863               23.30
3IP                  Lazard Retirement International Equity Portfolio                   20,282                9.09
3MG                  MFS(R) Investors Growth Stock Series - Service Class               63,875                9.67
3MD                  MFS(R) New Discovery Series - Service Class                        32,497               15.22
3IN                  Putnam VT International New Opportunities Fund - Class IB Shares   90,578                9.75
3VS                  Putnam VT Vista Fund - Class IB Shares                             82,417               11.34
3MI                  Royce Micro-Cap Portfolio                                          67,069                9.00
3SV                  Third Avenue Value Portfolio                                       31,372               17.13
3IT                  Wanger International Small Cap                                     42,482               15.40
3SP                  Wanger U.S. Smaller Companies                                      43,063               22.25
                        (previously Wanger U.S. Small Cap)
3AA                  Wells Fargo VT Asset Allocation Fund                                  639               12.32
3WI                  Wells Fargo VT International Equity Fund                               61                7.50
3SG                  Wells Fargo VT Small Cap Growth Fund                                  261                7.85
------------------------------------------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                       PURCHASES
---------------------------------------------------------------------------------------------------------------
BC3                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       $    3,538,188
BD3                  AXP(R) Variable Portfolio - Bond Fund                                           4,789,890
CR3                  AXP(R) Variable Portfolio - Capital Resource Fund                               6,049,408
CM3                  AXP(R) Variable Portfolio - Cash Management Fund                              162,965,465
DE3                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                     10,215,947
EM3                  AXP(R) Variable Portfolio - Emerging Markets Fund                               1,145,148
ES3(1)               AXP(R) Variable Portfolio - Equity Select Fund                                  4,478,302
EI3                  AXP(R) Variable Portfolio - Extra Income Fund                                  12,564,478
FI3                  AXP(R) Variable Portfolio - Federal Income Fund                                 3,917,603
GB3                  AXP(R) Variable Portfolio - Global Bond Fund                                    1,125,560
GR3                  AXP(R) Variable Portfolio - Growth Fund                                         1,335,657
IE3                  AXP(R) Variable Portfolio - International Fund                                 46,474,368
MF3                  AXP(R) Variable Portfolio - Managed Fund                                        1,910,866
ND3                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              9,087,636
IV3                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                    534,135
SC3                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                            2,176,922
SA3                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                           15,726,511
3CA                  AIM V.I. Capital Appreciation Fund, Series I                                      724,419
3CD                  AIM V.I. Capital Development Fund, Series I                                       188,127
3IF                  American Century(R) VP International                                           11,213,514
3VA                  American Century(R) VP Value                                                    2,939,701
3SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                             5,608
3EG                  Credit Suisse Trust - Emerging Growth Portfolio                                    89,861
3GI                  Fidelity VIP Growth & Income Portfolio (Service Class)                          1,226,624
3MP                  Fidelity VIP Mid Cap Portfolio (Service Class)                                  2,331,104
3OS                  Fidelity VIP Overseas Portfolio (Service Class)                                 5,274,520
3RE                  FTVIPT Franklin Real Estate Fund - Class 2                                      3,131,231
3SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         313,052
                      (previously FTVIPT Franklin Value Securities Fund - Class 2)
3IS                  FTVIPT Templeton International Smaller Companies Fund - Class 2                 1,623,887
3SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   75,990
3UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       459,005
3MC                  Goldman Sachs VIT Mid Cap Value Fund                                              392,932
3AG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares                  1,043,303
3GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                  1,235,730
3IG                  Janus Aspen Series International Growth Portfolio: Service Shares              12,420,794
3IP                  Lazard Retirement International Equity Portfolio                                1,792,372
3MG                  MFS(R) Investors Growth Stock Series - Service Class                            1,065,801
3MD                  MFS(R) New Discovery Series - Service Class                                       619,374
3IN                  Putnam VT International New Opportunities Fund - Class IB Shares               15,654,319
3VS                  Putnam VT Vista Fund - Class IB Shares                                          1,435,909
3MI                  Royce Micro-Cap Portfolio                                                         629,193
3SV                  Third Avenue Value Portfolio                                                      798,644
3IT                  Wanger International Small Cap                                                  9,003,831
3SP                  Wanger U.S. Smaller Companies                                                   2,678,770
                      (previously Wanger U.S. Small Cap)
3AA(1)               Wells Fargo VT Asset Allocation Fund                                              237,101
3WI(1)               Wells Fargo VT International Equity Fund                                        1,427,828
3SG(1)               Wells Fargo VT Small Cap Growth Fund                                                3,259
--------------------------------------------------------------------------------------------------------------



(1) Operations commenced on May 1, 2001.

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                                           BC3      BD3       CR3       CM3       DE3      EM3
                                        ----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  0.99  $  1.06   $  0.94   $  1.07   $  1.01  $  0.75
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  0.82  $  1.14   $  0.76   $  1.10   $  1.02  $  0.73
Units (000s)                                729      985       291     5,658       281        3
Net assets (000s)                       $   597  $ 1,122   $   222   $ 6,219   $   288  $ 3,674
--------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.70%    6.32%     0.27%     3.60%     0.98%    0.02%
Expense ratio(2)                           0.55%    0.55%     0.55%     0.55%     0.55%    0.55%
Total return(3)                          (17.17%)   7.55%   (19.15%)    2.80%     0.99%   (2.67%)
--------------------------------------------------------------------------------------------------

                                         ES3(4)     EI3     FI3     GB3
                                        -----------------------------------------
AT DEC. 31, 2000
Accumulation unit value                     --     $  0.91    $ 1.09    $ 1.03
---------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  1.01    $  0.95    $ 1.15    $ 1.04
Units (000s)                                 38      1,549       592       249
Net assets (000s)                       $ 2,063    $ 1,475    $  680    $  258
---------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                         -       10.89%     4.22%     4.82%
Expense ratio(2)                           0.55%      0.55%     0.55%     0.55%
Total return(3)                            1.00%      4.40%     5.50%     0.97%
---------------------------------------------------------------------------------

                                           GR3      IE3       MF3       ND3       IV3      SC3
                                        ----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  0.94  $  0.95   $  1.06   $  1.08   $  0.90  $  1.16
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  0.64  $  0.67   $  0.94   $  0.89   $  0.79  $  1.08
Units (000s)                              1,285       65       296     3,252       770      378
Net assets (000s)                       $   827  $    44   $   278   $ 2,901   $   606  $   408
--------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                         --     1.60%     2.50%     0.21%     0.55%      --
Expense ratio(2)                           0.55%    0.55%     0.55%     0.55%     0.55%    0.55%
Total return(3)                          (31.91%) (29.47%)  (11.32%)  (17.59%)  (12.22%)  (6.90%)
--------------------------------------------------------------------------------------------------

                                           SA3      3CA      3CD      3IF
                                        -----------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  1.22    $  1.17    $  1.38   $  1.19
----------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  0.81    $  0.89    $  1.26   $  0.84
Units (000s)                                607      1,358        394       781
Net assets (000s)                       $   494    $ 1,207    $   495   $   655
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.19%        --         --      0.07%
Expense ratio(2)                           0.55%      0.55%      0.55%     0.55%
Total return(3)                          (33.61%)   (23.93%)    (8.70%)  (29.41%)
--------------------------------------------------------------------------------

                                           3VA      3SR       3EG       3GI       3MP      3OS
                                        ----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  1.08  $  0.96   $  1.29   $  1.00   $  1.65  $  0.99
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  1.21  $  0.89   $  1.07   $  0.91   $  1.59  $  0.77
Units (000s)                                506        6       467     1,090       781      114
Net assets (000s)                       $   614  $     6   $   500   $   990   $ 1,240  $    88
--------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.90%    7.75%       --      1.08%       --     4.28%
Expense ratio(2)                           0.55%    0.55%     0.55%     0.55%     0.55%    0.55%
Total return(3)                           12.04%   (7.29%)  (17.05%)   (9.00%)   (3.64%) (22.22%)
--------------------------------------------------------------------------------------------------

                                           3RE      3SI      3IS     3SE
                                        ----------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  1.26    $  1.20    $  1.00   $  1.15
--------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  1.35    $  1.35    $  0.97   $  1.19
Units (000s)                                211        150         71        97
Net assets (000s)                       $   284    $   204    $    69   $   115
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       3.55%      0.39%      3.48%     0.28%
Expense ratio(2)                           0.55%      0.55%      0.55%     0.55%
Total return(3)                            7.14%     12.50%     (3.00%)    3.48%
--------------------------------------------------------------------------------

                                           3UE      3MC       3AG       3GT       3IG      3IP
                                        ----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  0.99  $  1.24   $  0.70   $  0.68   $  0.80  $  0.96
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  0.87  $  1.38   $  0.42   $  0.43   $  0.61  $  0.73
Units (000s)                                943      200       280       202       606      253
Net assets (000s)                       $   818  $   276   $   119   $    86   $   370  $   184
--------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.53%    1.73%       --      0.65%     0.52%    0.01%
Expense ratio(2)                           0.55%    0.55%     0.55%     0.55%     0.55%    0.55%
Total return(3)                          (12.12%)  11.29%   (40.00%)  (36.76%)  (23.75%) (23.96%)
--------------------------------------------------------------------------------------------------

                                           3MG      3MD      3IN     3VS
                                        ----------------------------------------
AT DEC. 31, 2000
Accumulation unit value                 $  0.91    $  0.96    $  0.92   $  1.29
--------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                 $  0.68    $  0.90    $  0.66   $  0.86
Units (000s)                                913        548      1,347     1,092
Net assets (000s)                       $   618    $   495    $   883   $   935
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.06%        --         --        --
Expense ratio(2)                           0.55%      0.55%      0.55%     0.55%
Total return(3)                          (25.27%)    (6.25%)   (28.26%)  (33.33%)
--------------------------------------------------------------------------------

                                       46

                                              3MI      3SV       3IT       3SP     3AA(4)   3WI(4)  3SG(4)
                                           ---------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                    $  1.36   $  1.51   $  1.09   $  1.05      --       --      --
----------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                    $  1.75   $  1.71   $  0.85   $  1.17  $ 0.97  $  0.90  $ 0.94
Units (000s)                                   344       314       769       820       8        1       2
Net assets (000s)                          $   604   $   537   $   654   $   958  $    8       --  $    2
----------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            --      0.17%       --      0.07%   0.71%      --      --
Expense ratio(2)                              0.55%     0.55%     0.55%     0.55%   0.55%    0.55%   0.55%
Total return(3)                              28.68%    13.25%   (22.02%)   11.43%  (3.00%) (10.00%) (6.00%)
----------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                              S-6477-20 F (5/02)

                      STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)
                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                      ADVISOR SELECT(SM) VARIABLE ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                                  MAY 1, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

RAVA ADVANTAGE / RAVA SELECT
  IDS LIFE VARIABLE ACCOUNT 10

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 66
Rating Agencies                                                            p. 67
Principal Underwriter                                                      p. 67
Independent Auditors                                                       p. 67
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:
                    P(1 + T)TO THE POWER OF n = ERV

  where:            P = a hypothetical initial payment of $1,000
                    T = average annual total return
                    n = number of years
                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                  PERFORMANCE                          PERFORMANCE
                                                               OF THE SUBACCOUNT                       OF THE FUND
                                                                         SINCE                                            SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (23.66%)   (11.34%)        (23.66%)        --%       --%    (11.34%)
BD1           Bond Fund (9/99; 10/81)                          (1.64)      1.58           (1.64)       2.13      5.61       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (25.13)    (14.08)         (25.13)       2.36      5.10      10.41
CM1           Cash Management Fund (9/99; 10/81)               (5.23)     (0.08)          (5.23)       2.06      2.74       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)      (6.68)     (2.20)          (6.68)         --        --      (2.20)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.92)    (22.09)          (9.92)         --        --     (22.09)
ES1           Equity Select Fund (5/01; 5/01)                     --      (9.29)(c)          --          --        --      (9.29)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (4.10)     (6.05)          (4.10)      (1.01)       --       0.09
FI1           Federal Income Fund (9/99; 9/99)                 (2.82)      1.69           (2.82)         --        --       1.69
GB1           Global Bond Fund (9/99; 5/96)                    (7.40)     (2.57)          (7.40)      (0.54)       --       0.87
GR1           Growth Fund (9/99; 9/99)                        (36.83)    (20.08)         (36.83)         --        --      20.08)
IE1           International Fund (9/99; 1/92)                 (34.77)    (18.89)         (34.77)      (4.22)       --       2.10
MF1           Managed Fund (9/99; 4/86)                       (18.28)     (6.15)         (18.28)       4.00      7.07       8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)              (23.85)     (8.10)         (23.85)       7.17        --       8.40
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (1.63)(c)          --          --        --       1.63)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.99)    (18.34)         (19.99)         --        --     (18.34)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (14.58)     (0.55)         (14.58)         --        --      (0.55)
ST1           Stock Fund (8/01; 8/01)                             --     (10.93)(c)          --          --        --     (10.93)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.61)    (11.90)         (38.61)      (1.34)       --       4.93

            AIM V.I.
1AC           Capital Appreciation Fund, Series II
                (8/01;5/93)(e)                                    --     (10.39)(c)      (29.90)       3.17        --       9.90
1AD           Capital Development Fund, Series II
                (8/01; 5/98)(e)                                   --     (10.12)(c)      (16.01)         --        --       1.68

            ALLIANCE VP
1AB           AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)               --     (10.18)(c)          --          --        --       9.50)(d)
1AL           Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                   --     (11.22)(c)       (8.47)      11.97     13.08      12.11

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (14.43)(c)      (35.22)       1.82        --       3.64
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (4.64)(c)        3.19        9.18        --      10.29

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.82)    (11.78)          14.82)       4.39      7.05       7.68

            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)                                   --     (12.50)(c)      (20.49)         --        --       1.21

            FIDELITY VIP
1FG           Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                         --      (8.02)(c)      (16.84)       7.25        --       7.25
1FM           Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)                                  --      (4.52)(c)      (11.83)         --        --      22.15
1FO           Overseas Portfolio (Service Class 2)
                (8/01; 1/87)(j)                                   --     (12.75)(c)      (27.95)      (0.20)     4.10       4.49

                                        4

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                (1.45%)    10.48%          (1.45%)      3.13%     9.71%      8.57%
1SI           Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                  4.11      11.40            4.11          --        --      (0.14)
                (previously FTVIPT Franklin Value
                Securities Fund - Class 2)
1MS           Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                          --     (11.18)(c)       (2.21)       7.48        --       7.88

            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund
                (9/99; 2/98)(l)                               (19.51)     (9.27)         (19.51)         --        --       0.04
1MC           Mid Cap Value Fund (9/99; 5/98)                   2.40      11.60            2.40          --        --       3.08

            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --     (13.00)(c)      (37.02)         --        --       2.71
1FS           Financial Services Fund (8/01; 9/99)                --     (11.13)(c)      (17.64)         --        --       5.36
1TC           Technology Fund (8/01; 5/97)                        --     (17.70)(c)      (50.41)         --        --       7.16
1TL           Telecommunications Fund (8/01; 9/99)                --     (23.55)(c)      (57.86)         --        --     (26.39)

            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                        (42.64)    (43.79)         (42.64)         --        --     (39.62)
1IG           International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                        (29.98)    (30.16)         (29.98)       7.21        --      11.71

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
                (9/99; 9/98)                                  (30.56)    (16.47)         (30.56)         --        --      (5.36)

            MFS(R)
1MG           Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                 (31.26)    (25.50)         (31.26)         --        --      (4.72)
1MD           New Discovery Series -
                Service Class (5/00; 5/98)(n)                 (13.42)    (12.44)         (13.42)         --        --      11.40
1UT           Utilities Series - Service Class
                (8/01; 1/95)(n)                                   --     (17.50)(c)      (30.79)       7.86        --      12.34

            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                   --     (10.05)(c)      (15.14)       9.49        --      12.43
1EU           Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                  --     (10.77)(c)      (30.37)         --        --      (8.55)

            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                   --     (10.38)(c)      (26.63)         --        --       1.02
1PI           Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)            --     (11.86)(c)      (27.41)         --        --       6.89
1VS           Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                        (39.16)    (10.25)         (39.16)         --        --       4.72

            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                             --      (9.13)(c)      (12.41)      11.57        --      14.45

                                        5

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)            (27.91%)   (10.58%)        (27.91%)      5.34%       --%     13.48%
1SP           U.S. Smaller Companies (9/99; 5/95)               1.74       2.62            1.74        9.83        --      16.21
                (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --     (11.71)(c)      (14.97)       6.55        --       9.23
1WI           International Equity Fund (5/01; 7/00)              --     (17.82)(c)      (23.29)         --        --     (22.65)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --     (13.81)(c)      (30.83)      (4.46)       --       2.93



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (22.93%)   (10.96%)        (22.93%)        --%       --%    (10.96%)
BD1           Bond Fund (9/99; 10/81)                          (0.68)      2.00           (0.68)       2.49      5.73       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (24.43)    (13.72)         (24.43)       2.72      5.22      10.41
CM1           Cash Management Fund (9/99; 10/81)               (4.30)      0.34           (4.30)       2.43      2.90       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)      (5.77)     (1.78)          (5.77)         --        --      (1.78)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.05)    (21.64)          (9.05)         --        --     (21.64)
ES1           Equity Select Fund (5/01; 5/01)                     --      (8.41)(c)          --          --        --      (8.41)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (3.16)     (5.65)          (3.16)      (0.64)       --       0.42
FI1           Federal Income Fund (9/99; 9/99)                 (1.88)      2.12           (1.88)         --        --       2.12
GB1           Global Bond Fund (9/99; 5/96)                    (6.50)     (2.16)          (6.50)      (0.16)       --       1.20
GR1           Growth Fund (9/99; 9/99)                        (36.26)    (19.74)         (36.26)         --        --     (19.74)
IE1           International Fund (9/99; 1/92)                 (34.17)    (18.55)         (34.17)      (3.87)       --       2.27
MF1           Managed Fund (9/99; 4/86)                       (17.50)     (5.75)         (17.50)       4.34      7.18       8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)              (23.13)     (7.71)         (23.13)       7.47        --       8.64
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (0.67)(c)          --          --        --      (0.67)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.23)    (17.87)         (19.23)         --        --     (17.87)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (13.76)     (0.13)         (13.76)         --        --      (0.13)
ST1           Stock Fund (8/01; 8/01)                             --     (10.07)(c)          --          --        --     (10.07)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.06)    (11.53)         (38.06)      (0.98)       --       5.06

            AIM V.I.
1AC           Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                   --      (9.53)(c)      (29.25)       3.52        --      10.07
1AD           Capital Development Fund, Series II
                (8/01; 5/98)(e)                                   --      (9.25)(c)      (15.21)         --        --       1.94

            ALLIANCE VP
1AB           AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)               --      (9.31)(c)          --          --        --      (8.63)(d)
1AL           Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                   --     (10.37)(c)       (7.58)      12.22     13.14      12.11

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (13.61)(c)      (34.62)       2.19        --       4.04
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (3.71)(c)        4.19        9.46        --      10.51

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.01)    (11.28)         (14.01)       4.73      7.16       7.68

            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(i)                                     --     (11.66)(c)      (19.73)         --        --       1.46

            FIDELITY VIP
1FG           Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                         --      (7.13)(c)      (16.04)       7.55        --       7.55
1FM           Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)                                  --      (3.59)(c)      (10.98)         --        --      22.37
1FO           Overseas Portfolio (Service Class 2)
                (8/01; 1/87)(j)                                   --     (11.91)(c)      (27.28)       0.17      4.23       4.49

                                        7

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                (0.48%)    10.86%          (0.48%)      3.48%     9.80%      8.57%
1SI           Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                  5.11      11.78            5.11          --        --       0.12
                (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                          --     (10.33)(c)       (1.26)       7.78        --       8.16

            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)       (18.74)     (8.88)         (18.74)         --        --       0.29
1MC           Mid Cap Value Fund (9/99; 5/98)                   3.40      11.98            3.40          --        --       3.34

            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --     (12.17)(c)      (36.44)         --        --`      3.13
1FS           Financial Services Fund (8/01; 9/99)                --     (10.27)(c)      (16.85)         --        --       5.77
1TC           Technology Fund (8/01; 5/97)                        --     (16.91)(c)      (49.98)         --        --       7.50
1TL           Telecommunications Fund (8/01; 9/99)                --     (22.83)(c)      (57.51)         --        --     (26.07)

            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(m)                          (42.12)    (43.47)         (42.12)         --        --     (39.35)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(m)                          (29.33)    (29.76)         (29.33)       7.51        --      11.96

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
                (9/99; 9/98)                                  (29.91)    (16.11)          29.91)         --        --      (5.09)

            MFS(R)
1MG           Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                 (30.62)    (25.08)         (30.62)         --        --      (4.38)
1MD           New Discovery Series -
                Service Class (5/00; 5/98)(n)                 (12.59)    (11.93)         (12.59)         --        --      11.61
1UT           Utilities Series - Service Class
                (8/01; 1/95)(n)                                   --     (16.72)(c)      (30.14)       8.16        --      12.55

            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                   --      (9.18)(c)      (14.33)       9.77        --      12.65
1EU           Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                  --      (9.91)(c)      (29.72)         --        --      (8.28)

            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                   --      (9.51)(c)      (25.94)         --        --       1.28
1PI           Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)            --     (11.01)(c)      (26.73)         --        --       7.20
1VS           Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                        (38.61)     (9.86)         (38.61)         --        --       5.05

            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                             --      (8.26)(c)      (11.57)      11.82        --      14.52

                                        8

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)            (27.24%)   (10.20%)        (27.24%)      5.67%       --%     13.70%
1SP           U.S. Smaller Companies (9/99; 5/95)               2.74       3.04            2.74       10.10        --      16.40
                (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --     (10.86)(c)      (14.15)       6.86        --       9.51
1WI           International Equity Fund (5/01; 7/00)              --     (17.04)(c)      (22.57)         --        --     (22.15)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --     (12.99)(c)      (30.19)      (4.11)       --       3.31



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (17.89%)    (8.38%)        (17.89%)        --%       --%     (8.38%)
BD1           Bond Fund (9/99; 10/81)                           6.05       4.92            6.05        3.39      5.73       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (19.49)    (11.21)         (19.49)       3.60      5.22      10.41
CM1           Cash Management Fund (9/99; 10/81)                2.15       3.22            2.15        3.32      2.90       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)       0.57       1.06            0.57          --        --       1.06
EM1           Emerging Markets Fund (5/00; 5/00)               (2.95)    (18.54)          (2.95)         --        --     (18.54)
ES1           Equity Select Fund (5/01; 5/01)                     --      (2.27)(c)          --          --        --      (2.27)(d)
EI1           Extra Income Fund (9/99; 5/96)                    3.37      (2.92)           3.37        0.28        --       1.06
FI1           Federal Income Fund (9/99; 9/99)                  4.76       5.03            4.76          --        --       5.03
GB1           Global Bond Fund (9/99; 5/96)                    (0.22)      0.65           (0.22)       0.76        --       1.86
GR1           Growth Fund (9/99; 9/99)                        (32.21)    (17.39)         (32.21)         --        --     (17.39)
IE1           International Fund (9/99; 1/92)                 (29.96)    (16.20)         (29.96)      (3.03)       --       2.27
MF1           Managed Fund (9/99; 4/86)                       (12.04)     (3.02)         (12.04)       5.17      7.18       8.55
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)              (18.10)     (5.03)         (18.10)       8.21        --       9.12
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --       6.06(c)           --          --        --       6.06(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (13.90)    (14.65)         (13.90)         --        --     (14.65)
SC1           Small Cap Advantage Fund (9/99; 9/99)            (8.03)      2.79           (8.03)         --        --       2.79
ST1           Stock Fund (8/01; 8/01)                             --      (4.05)(c)          --          --        --      (4.05)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (34.15)     (8.94)         (34.15)      (0.13)       --       5.06

            AIM V.I.
1AC           Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                   --      (3.47)(c)      (24.68)       4.38       --       10.07
1AD           Capital Development Fund, Series II
                (8/01; 5/98)(e)                                   --      (3.17)(c)       (9.58)         --        --       3.46

            ALLIANCE VP
1AB           AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)               --      (3.24)(c)          --          --        --      (2.51)(d)
1AL           Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                   --      (4.37)(c)       (1.38)      12.84     13.14      12.11

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --      (7.86)(c)      (30.45)       3.08        --       4.04
1AV           VP Value, Class II (8/01; 5/96)(h)                  --       2.78(c)        11.19       10.15        --      10.95

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)           (8.29)     (7.77)          (8.29)       5.55      7.16       7.68

            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)                                   --      (5.77)(c)      (14.44)         --        --       2.93

            FIDELITY VIP
1FG           Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                         --      (0.89)(c)      (10.48)       8.29        --       8.29
1FM           Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)                                  --       2.91(c)        (5.04)         --        --      23.69
1FO           Overseas Portfolio (Service Class 2)
                (8/01; 1/87)(j)                                   --      (6.04)(c)      (22.55)       1.06      4.23       4.49

                                       10

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                 6.26%     13.49%           6.26%       4.34%     9.80%      8.57%
1SI           Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                 12.11      14.38           12.11          --        --       1.64
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
1MS           Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                          --      (4.33)(c)        5.42        8.51        --       8.72

            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)       (13.38)     (6.24)         (13.38)         --        --       1.71
1MC           Mid Cap Value Fund (9/99; 5/98)                  10.40      14.58           10.40          --        --       4.80

            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --      (6.31)(c)      (32.41)         --        --       4.14
1FS           Financial Services Fund (8/01; 9/99)                --      (4.27)(c)      (11.35)         --        --       8.58
1TC           Technology Fund (8/01; 5/97)                        --     (11.41)(c)      (46.97)         --        --       8.32
1TL           Telecommunications Fund (8/01; 9/99)                --     (17.77)(c)      (55.07)         --        --     (23.89)

            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                        (38.52)    (41.30)         (38.52)         --        --     (37.49)
1IG           International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                        (24.76)    (27.03)         (24.76)       8.25        --      11.96

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
                (9/99; 9/98)                                  (25.39)    (13.69)         (25.39)         --        --      (3.49)

            MFS(R)
1MG           Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                 (26.15)    (22.16)         (26.15)         --        --      (2.07)
1MD           New Discovery Series -
                Service Class (5/00; 5/98)(n)                  (6.76)     (8.45)          (6.76)         --        --      12.81
1UT           Utilities Series - Service Class
                (8/01; 1/95)(n)                                   --     (11.20)(c)      (25.64)       8.88        --      12.69

            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                   --      (3.10)(c)       (8.63)      10.45        --      12.80
1EU           Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                  --      (3.88)(c)      (25.18)         --        --      (6.65)

            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                   --      (3.46)(c)      (21.12)         --        --       2.81
1PI           Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)            --      (5.06)(c)      (21.97)         --        --       7.94
1VS           Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                        (34.74)     (7.21)         (34.74)         --        --       5.86

            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                             --      (2.10)(c)       (5.66)      12.45        --      14.52

                                       11

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)            (22.51%)    (7.60%)        (22.51%)      6.46%       --%     13.84%
1SP           U.S. Smaller Companies (9/99; 5/95)               9.72       5.92            9.72       10.78        --      16.53
                (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --      (4.90)(c)       (8.44)       7.62        --       9.51
1WI           International Equity Fund (5/01; 7/00)              --     (11.55)(c)      (17.49)         --        --     (18.71)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --      (7.19)(c)      (25.69)      (3.26)       --       3.55



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (23.15%)   (10.81%)        (23.15%)        --%       --%    (10.81%)
BD1           Bond Fund (9/99; 10/81)                          (1.13)      2.15           (1.13)       2.71      6.17       9.18
CR1           Capital Resource Fund (9/99; 10/81)             (24.63)    (13.56)         (24.63)       2.94      5.65      10.96
CM1           Cash Management Fund (9/99; 10/81)               (4.72)      0.44           (4.72)       2.64      3.30       5.33
DE1           Diversified Equity Income Fund (9/99; 9/99)      (6.17)     (1.67)          (6.17)         --        --      (1.67)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.41)    (21.57)          (9.41)         --        --     (21.57)
ES1           Equity Select Fund (5/01; 5/01)                     --      (8.78)(c)          --          --        --      (8.78)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (3.59)     (5.52)          (3.59)      (0.48)       --       0.63
FI1           Federal Income Fund (9/99; 9/99)                 (2.32)      2.26           (2.32)         --        --       2.26
GB1           Global Bond Fund (9/99; 5/96)                    (6.89)     (2.04)          (6.89)       0.00        --       1.44
GR1           Growth Fund (9/99; 9/99)                        (36.33)    (19.55)         (36.33)         --        --     (19.55)
IE1           International Fund (9/99; 1/92)                 (34.26)    (18.37)         (34.26)      (3.68)       --       2.66
MF1           Managed Fund (9/99; 4/86)                       (17.77)     (5.62)         (17.77)       4.57      7.63        .10
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)              (23.35)     (7.58)         (23.35)       7.74        --       8.97
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (1.12)(c)          --          --        --      (1.12)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.48)    (17.82)         (19.48)         --        --     (17.82)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (14.08)     (0.03)         (14.08)         --        --      (0.03)
ST1           Stock Fund (8/01; 8/01)                             --     (10.42)(c)          --          --        --     (10.42)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.11)    (11.37)         (38.11)      (0.80)       --       5.48

            AIM V.I.
1AC           Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                   --      (9.89)(c)      (29.40)       3.75        --      10.46
1AD           Capital Development Fund, Series II
                (8/01; 5/98)(e)                                   --      (9.61)(c)      (15.50)         --        --       2.25

            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                 --      (9.67)(c)          --          --        --      (9.00)(d)
1AL           Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                   --     (10.72)(c)       (7.96)      12.53     13.63      12.66

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (13.93)(c)      (34.71)       2.39        --       4.20
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (4.13)(c)        3.74        9.75        --      10.85
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.32)    (11.26)         (14.32)       4.97      7.61       8.23

            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)                                   --     (12.00)(c)      (19.98)         --        --       1.78

            FIDELITY VIP
1FG           Growth & Income Portfolio (Service
              Class 2) (8/01; 12/96)(j)                           --      (7.51)(c)      (16.33)       7.82        --       7.82
1FM           Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)                                  --      (4.02)(c)      (11.33)         --        --      22.72
1FO           Overseas Portfolio (Service Class 2)
                (8/01; 1/87)(j)                                   --     (12.25)(c)      (27.44)       0.34      4.65       5.04

                                       13

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                      1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                 (0.94%)    11.05%          (0.94%)      3.71%    10.26%      9.12%
1SI           Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                   4.66      11.97            4.66          --        --       0.40
                (previously FTVIPT Franklin Value
                Securities Fund - Class 2)
1MS           Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                           --     (10.68)(c)       (1.71)       8.05        --       8.45

            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (19.00)     (8.74)         (19.00)         --        --       0.58
1MC           Mid Cap Value Fund (9/99; 5/98)                    2.95      12.17            2.95          --        --       3.66

            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                           --     (12.50)(c)      (36.51)         --        --       3.28
1FS           Financial Services Fund (8/01; 9/99)                 --     (10.62)(c)      (17.13)         --        --       5.94
1TC           Technology Fund (8/01; 5/97)                         --     (17.19)(c)      (49.90)         --        --       7.73
1TL           Telecommunications Fund (8/01; 9/99)                 --     (23.04)(c)      (57.36)         --        --     (25.86)

            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                         (42.13)    (43.27)         (42.13)         --        --     (39.10)
1IG           International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                         (29.48)    (29.64)         (29.48)       7.78        --      12.27

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
                (9/99; 9/98)                                   (30.05)    (15.94)         (30.05)         --        --     (4.82)

            MFS(R)
1MG           Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                  (30.75)    (24.98)         (30.75)         --        --      (4.19)
1MD           New Discovery Series -
                Service Class (5/00; 5/98)(n)                  (12.91)    (11.92)         (12.91)         --        --      11.97
1UT           Utilities Series - Service Class
                (8/01; 1/95)(n)                                    --     (17.00)(c)      (30.28)       8.43        --      12.90

            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                    --      (9.55)(c)      (14.64)      10.06        --      12.99
1EU           Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                   --     (10.27)(c)      (29.86)         --        --      (8.02)

            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                    --      (9.87)(c)      (26.12)         --        --       1.58
1PI           Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)             --     (11.35)(c)      (26.91)         --        --       7.46
1VS           Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                         (38.65)     (9.72)         (38.65)         --        --       5.29

            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                              --      (8.63)(c)      (11.90)      12.13        --      15.01

                                       14

                                                                 PERFORMANCE                           PERFORMANCE
                                                              OF THE SUBACCOUNT                        OF THE FUND
                                                                         SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR  COMMENCEMENT     1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)            (27.41%)   (10.05%)        (27.41%)      5.92%       --%     14.04%
1SP           U.S. Smaller Companies (9/99; 5/95)               2.27       3.19            2.27       10.40        --      16.77
                (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --     (11.20)(c)      (14.46)       7.12        --       9.79
1WI           International Equity Fund (5/01; 7/00)              --     (17.32)(c)      (22.79)         --        --     (22.13)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --     (13.31)(c)      (30.33)      (3.92)       --       3.50



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund) (c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION FOR A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                         PERFORMANCE
                                                              OF THE SUBACCOUNT                      OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
BC1          Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.42%)   (10.43%)     (22.42%)        --%        --%      (10.43%)
BD1          Bond Fund (9/99; 10/81)                           (0.17)      2.57        (0.17)       3.06       6.28         9.18
CR1          Capital Resource Fund (9/99; 10/81)              (23.92)    (13.19)      (23.92)       3.29       5.77        10.96
CM1          Cash Management Fund (9/99; 10/81)                (3.79)      0.87        (3.79)       3.00       3.45         5.33
DE1          Diversified Equity Income Fund (9/99; 9/99)       (5.26)     (1.25)       (5.26)         --         --        (1.25)
EM1          Emerging Markets Fund (5/00; 5/00)                (8.53)    (21.12)       (8.53)         --         --       (21.12)
ES1          Equity Select Fund (5/01; 5/01)                      --      (7.90)(c)       --          --         --        (7.90)(d)
EI1          Extra Income Fund (9/99; 5/96)                    (2.65)     (5.12)       (2.65)      (0.09)        --         0.96
FI1          Federal Income Fund (9/99; 9/99)                  (1.37)      2.69        (1.37)         --         --         2.69
GB1          Global Bond Fund (9/99; 5/96)                     (5.99)     (1.63)       (5.99)       0.38         --         1.77
GR1          Growth Fund (9/99; 9/99)                         (35.74)    (19.20)      (35.74)         --         --       (19.20)
IE1          International Fund (9/99; 1/92)                  (33.65)    (18.02)      (33.65)      (3.33)        --         2.82
MF1          Managed Fund (9/99; 4/86)                        (16.99)     (5.22)      (16.99)       4.90       7.73         9.10
ND1          NEW DIMENSIONS FUND(R)(9/99; 5/96)               (22.62)     (7.18)      (22.62)       8.03         --         9.21
SV1          Partners Small Cap Value Fund (8/01; 8/01)           --      (0.16)(c)       --          --         --        (0.16)(d)
IV1          S&P 500 Index Fund (5/00; 5/00)                  (18.72)    (17.35)      (18.72)         --         --       (17.35)
SC1          Small Cap Advantage Fund (9/99; 9/99)            (13.25)      0.40       (13.25)         --         --         0.40
ST1          Stock Fund (8/01; 8/01)                              --      (9.55)(c)       --          --         --        (9.55)(d)
SA1          Strategy Aggressive Fund (9/99; 1/92)            (37.54)    (10.99)      (37.54)      (0.44)        --         5.61

           AIM V.I.
1AC          Capital Appreciation Fund, Series II
               (8/01; 5/93)(e)                                    --      (9.02)(c)   (28.74)       4.09         --        10.62
1AD          Capital Development Fund, Series II
               (8/01; 5/98)(e)                                    --      (8.74)(c)   (14.70)         --         --         2.51

           ALLIANCE VP
1AB          AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                --      (8.80)(c)       --          --         --        (8.12)(d)
1AL          Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                    --      (9.86)(c)    (7.07)      12.78      13.69        12.66

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI          VP International, Class II (8/01; 5/94)(h)           --     (13.10)(c)   (34.11)       2.75         --         4.59
1AV          VP Value, Class II (8/01; 5/96)(h)                   --      (3.20)(c)     4.74       10.02         --        11.07

           CALVERT VARIABLE SERIES, INC.
1SR          Social Balanced Portfolio (5/00; 9/86)           (13.50)    (10.75)      (13.50)       5.29       7.71         8.23

           EVERGREEN VA
1CG          Capital Growth Fund, Class L Shares
               (8/01; 3/98)(i)                                    --     (11.15)(c)   (19.22)         --         --         2.03

           FIDELITY VIP
1FG          Growth & Income Portfolio (Service
               Class 2) (8/01; 12/96)(j)                          --      (6.62)(c)   (15.53)       8.11         --         8.11
1FM          Mid Cap Portfolio (Service Class 2)
               (8/01; 12/98)(j)                                   --      (3.08)(c)   (10.47)         --         --        22.94
1FO          Overseas Portfolio (Service Class 2)
               (8/01; 1/87)(j)                                    --     (11.40)(c)   (26.76)       0.71       4.78         5.04

                                       16

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           FTVIPT
1RE          Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                   0.03%      11.43%       0.03%       4.05%     10.35%        9.12%
1SI          Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    5.66       12.35        5.66          --         --         0.66
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS          Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                            --       (9.82)(c)   (0.75)       8.35         --         8.73

           GOLDMAN SACHS VIT
1UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (18.23)      (8.35)     (18.23)         --         --         0.82
1MC          Mid Cap Value Fund (9/99; 5/98)                     3.95       12.55        3.95          --         --         3.91

           INVESCO VIF
1ID          Dynamics Fund (8/01; 8/97)                            --      (11.65)(c)  (35.93)         --         --         3.69
1FS          Financial Services Fund (8/01; 9/99)                  --       (9.76)(c)  (16.34)         --         --         6.34
1TC          Technology Fund (8/01; 5/97)                          --      (16.40)(c)  (49.47)         --         --         8.06
1TL          Telecommunications Fund (8/01; 9/99)                  --      (22.32)(c)  (57.00)         --         --       (25.54)

           JANUS ASPEN SERIES
1GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)                            (41.61)     (42.95)     (41.61)         --         --       (38.82)
1IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)                            (28.82)     (29.24)     (28.82)       8.07         --        12.51

           LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio
               (9/99; 9/98)                                    (29.40)     (15.58)     (29.40)         --         --        (4.55)

           MFS(R)
1MG          Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                   (30.11)     (24.55)     (30.11)         --         --        (3.85)
1MD          New Discovery Series - Service Class
               (5/00; 5/98)(n)                                 (12.07)     (11.41)     (12.07)         --         --        12.17
1UT          Utilities Series - Service Class (8/01; 1/95)(n)      --      (16.20)(c)  (29.63)       8.72         --        13.11

           PIONEER VCT
1PE          Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                     --       (8.67)(c)  (13.82)      10.33         --        13.21
1EU          Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                    --       (9.40)(c)  (29.21)         --         --        (7.74)

           PUTNAM VARIABLE TRUST
1HS          Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                     --       (9.00)(c)  (25.43)         --         --         1.84
1PI          Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)              --      (10.50)(c)  (26.22)         --         --         7.76
1VS          Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                          (38.10)      (9.33)     (38.10)         --         --         5.62

           STRONG FUNDS
1SO          Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                               --       (7.74)(c)  (11.05)      12.38         --        15.07

                                       17

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           WANGER
1IT          International Small Cap (9/99; 5/95)             (26.72%)     (9.67%)    (26.72%)      6.23%        --%       14.25%
1SP          U.S. Smaller Companies (9/99; 5/95)                3.27        3.61        3.27       10.67         --        16.95
               (previously Wanger U.S. Small Cap)

           WELLS FARGO VT
1AA          Asset Allocation Fund (5/01; 4/94)(t)                --      (10.35)(c)  (13.64)       7.43         --        10.06
1WI          International Equity Fund (5/01; 7/00)               --      (16.53)(c)  (22.06)         --         --       (21.63)
1SG          Small Cap Growth Fund (5/01; 5/95)(u)                --      (12.47)(c)  (29.68)      (3.57)        --         3.86



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                         PERFORMANCE
                                                              OF THE SUBACCOUNT                      OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
BC1          Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.34%)     (7.83%)    (17.34%)        --%        --%       (7.83%)
BD1          Bond Fund (9/99; 10/81)                            6.60        5.47        6.60        3.94       6.28         9.18
CR1          Capital Resource Fund (9/99; 10/81)              (18.94)     (10.66)     (18.94)       4.15       5.77        10.96
CM1          Cash Management Fund (9/99; 10/81)                 2.70        3.77        2.70        3.87       3.45         5.33
DE1          Diversified Equity Income Fund (9/99; 9/99)        1.12        1.61        1.12          --         --         1.61
EM1          Emerging Markets Fund (5/00; 5/00)                (2.40)     (17.99)      (2.40)         --         --       (17.99)
ES1          Equity Select Fund (5/01; 5/01)                      --       (1.72)(c)      --          --         --        (1.72)(d)
EI1          Extra Income Fund (9/99; 5/96)                     3.92       (2.37)       3.92        0.83         --         1.61
FI1          Federal Income Fund (9/99; 9/99)                   5.31        5.58        5.31          --         --         5.58
GB1          Global Bond Fund (9/99; 5/96)                      0.33        1.20        0.33        1.31         --         2.41
GR1          Growth Fund (9/99; 9/99)                         (31.66)     (16.84)     (31.66)         --         --       (16.84)
IE1          International Fund (9/99; 1/92)                  (29.41)     (15.65)     (29.41)      (2.48)        --         2.82
MF1          Managed Fund (9/99; 4/86)                        (11.49)      (2.47)     (11.49)       5.72       7.73         9.10
ND1          NEW DIMENSIONS FUND(R)(9/99; 5/96)               (17.55)      (4.48)     (17.55)       8.76         --         9.67
SV1          Partners Small Cap Value Fund (8/01; 8/01)           --        6.61(c)       --          --         --         6.61(d)
IV1          S&P 500 Index Fund (5/00; 5/00)                  (13.35)     (14.10)     (13.35)         --         --       (14.10)
SC1          Small Cap Advantage Fund (9/99; 9/99)             (7.48)       3.34       (7.48)         --         --         3.34
ST1          Stock Fund (8/01; 8/01)                              --       (3.50)(c)      --          --         --        (3.50)(d)
SA1          Strategy Aggressive Fund (9/99; 1/92)            (33.60)      (8.39)     (33.60)       0.42         --         5.61

           AIM V.I.
1AC          Capital Appreciation Fund, Series II
               (8/01; 5/93)(e)                                    --       (2.92)(c)  (24.13)       4.93         --        10.62
1AD          Capital Development Fund, Series II
               (8/01; 5/98)(e)                                    --       (2.62)(c)   (9.03)         --         --         4.01

           ALLIANCE VP
1AB          AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                --       (2.69)(c)      --          --         --        (1.96)(d)
1AL          Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                    --       (3.82)(c)   (0.83)      13.39      13.69        12.66

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI          VP International, Class II (8/01; 5/94)(h)           --       (7.31)(c)  (29.90)       3.63         --         4.59
1AV          VP Value, Class II (8/01; 5/96)(h)                   --        3.33(c)    11.74       10.70         --        11.50

           CALVERT VARIABLE SERIES, INC.
1SR          Social Balanced Portfolio (5/00; 9/86)            (7.74)      (7.22)      (7.74)       6.10       7.71         8.23

           EVERGREEN VA
1CG          Capital Growth Fund, Class L Shares
               (8/01; 3/98)(i)                                    --       (5.22)(c)  (13.89)         --         --         3.48

           FIDELITY VIP
1FG          Growth & Income Portfolio (Service
               Class 2) (8/01; 12/96)(j)                          --       (0.34)(c)   (9.93)       8.84         --         8.84
1FM          Mid Cap Portfolio (Service Class 2)
               (8/01; 12/98)(j)                                   --        3.46(c)    (4.49)         --         --        24.24
1FO          Overseas Portfolio (Service Class 2)
               (8/01; 1/87)(j)                                    --       (5.49)(c)  (22.00)       1.61       4.78         5.04

                                       19

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           FTVIPT
1RE          Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                   6.81%      14.04%       6.81%       4.89%     10.35%        9.12%
1SI          Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                   12.66       14.93       12.66          --         --         2.19
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS          Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                            --       (3.78)(c)    5.97        9.06         --         9.27

           GOLDMAN SACHS VIT
1UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (12.83)      (5.69)     (12.83)         --         --         2.26
1MC          Mid Cap Value Fund (9/99; 5/98)                    10.95       15.13       10.95          --         --         5.35

           INVESCO VIF
1ID          Dynamics Fund (8/01; 8/97)                            --       (5.76)(c)  (31.86)         --         --         4.69
1FS          Financial Services Fund (8/01; 9/99)                  --       (3.72)(c)  (10.80)         --         --         9.13
1TC          Technology Fund (8/01; 5/97)                          --      (10.86)(c)  (46.42)         --         --         8.87
1TL          Telecommunications Fund (8/01; 9/99)                  --      (17.22)(c)  (54.52)         --         --       (23.34)

           JANUS ASPEN SERIES
1GT          Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                          (37.97)     (40.75)     (37.97)         --         --       (36.94)
1IG          International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                          (24.21)     (26.48)     (24.21)       8.80         --        12.51

           LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio(9/99; 9/98)        (24.84)    (13.14)      (24.84)         --          --       (2.94)

           MFS(R)
1MG          Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                   (25.60)     (21.61)     (25.60)         --         --        (1.52)
1MD          New Discovery Series - Service Class
               (5/00; 5/98)(n)                                  (6.21)      (7.90)      (6.21)         --         --        13.36
1UT          Utilities Series - Service Class
               (8/01; 1/95)(n)                                     --      (10.65)(c)  (25.09)       9.43         --        13.24

           PIONEER VCT
1PE          Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                     --       (2.55)(c)   (8.08)      11.00         --        13.35
1EU          Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                    --       (3.33)(c)  (24.63)         --         --        (6.10)

           PUTNAM VARIABLE TRUST
1HS          Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                     --       (2.91)(c)  (20.57)         --         --         3.36
1PI          Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)              --       (4.51)(c)  (21.42)         --         --         8.49
1VS          Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                          (34.19)      (6.66)     (34.19)         --         --         6.41

           STRONG FUNDS
1SO          Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                               --       (1.55)(c)   (5.11)      13.00         --        15.07

                                       20

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           WANGER
1IT          International Small Cap (9/99; 5/95)             (21.96%)     (7.05%)    (21.96%)      7.01%        --%       14.39%
1SP          U.S. Smaller Companies (9/99; 5/95)               10.27        6.47       10.27       11.33         --        17.08
               (previously Wanger U.S. Small Cap)
           WELLS FARGO VT
1AA          Asset Allocation Fund (5/01; 4/94)(t)                --       (4.35)(c)   (7.89)       8.17         --        10.06
1WI          International Equity Fund (5/01; 7/00)               --      (11.00)(c)  (16.94)         --         --       (18.16)
1SG          Small Cap Growth Fund (5/01; 5/95)(u)                --       (6.64)(c)  (25.14)      (2.71)        --         4.10



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                         PERFORMANCE
                                                              OF THE SUBACCOUNT                      OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
BC2          Blue Chip Advantage Fund (9/99; 9/99)(b)         (23.13%)    (10.78%)    (23.13%)        --%        --%      (10.78%)
BD2          Bond Fund (9/99; 10/81)                           (1.07)       2.21       (1.07)       2.77       6.23         9.25
CR2          Capital Resource Fund (9/99; 10/81)              (24.62)     (13.53)     (24.62)       3.00       5.72        11.03
CM2          Cash Management Fund (9/99; 10/81)                (4.67)       0.50       (4.67)       2.70       3.36         5.39
DE2          Diversified Equity Income Fund (9/99; 9/99)       (6.12)      (1.62)      (6.12)         --         --        (1.62)
EM2          Emerging Markets Fund (5/00; 5/00)                (9.36)     (21.97)      (9.36)         --         --       (21.97)
ES2          Equity Select Fund (5/01; 5/01)                      --       (8.82)(c)      --          --         --        (8.82)(d)
EI2          Extra Income Fund (9/99; 5/96)                    (3.54)      (5.47)      (3.54)      (0.42)        --         0.68
FI2          Federal Income Fund (9/99; 9/99)                  (2.26)       2.33       (2.26)         --         --         2.33
GB2          Global Bond Fund (9/99; 5/96)                     (6.84)      (1.99)      (6.84)       0.06         --         1.50
GR2          Growth Fund (9/99; 9/99)                         (36.34)     (19.53)     (36.34)         --         --       (19.53)
IE2          International Fund (9/99; 1/92)                  (34.27)     (18.35)     (34.27)      (3.63)        --         2.72
MF2          Managed Fund (9/99; 4/86)                        (17.75)      (5.58)     (17.75)       4.64       7.69         9.17
ND2          NEW DIMENSIONS FUND(R)(9/99; 5/96)               (23.33)      (7.54)     (23.33)       7.81         --         9.04
SV2          Partners Small Cap Value Fund (8/01; 8/01)           --       (1.18)(c)      --          --         --        (1.18)(d)
IV2          S&P 500 Index Fund (5/00; 5/00)                  (19.46)     (17.80)     (19.46)         --         --       (17.80)
SC2          Small Cap Advantage Fund (9/99; 9/99)            (14.04)       0.03      (14.04)         --         --         0.03
ST2          Stock Fund (8/01; 8/01)                              --      (10.49)(c)      --          --         --       (10.49)(d)
SA2          Strategy Aggressive Fund (9/99; 1/92)            (38.12)     (11.34)     (38.12)      (0.75)        --         5.55

           AIM V.I.
2AC          Capital Appreciation Fund, Series II
               (8/01; 5/93)(e)                                    --       (9.96)(c)  (29.43)       3.80         --        10.52
2AD          Capital Development Fund, Series II
               (8/01; 5/98)(e)                                    --       (9.68)(c)  (15.47)         --         --         2.32

           ALLIANCE VP
2AB          AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                --       (9.74)(c)      --          --         --        (9.02)(d)
2AL          Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                    --      (10.79)(c)   (7.92)      12.61      13.71        12.73

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI          VP International, Class II (8/01; 5/94)(h)          --      (14.00)(c)  (34.75)       2.44         --         4.25
2AV          VP Value, Class II (8/01; 5/96)(h)                  --       (4.20)(c)    3.76        9.81         --        10.92

           CALVERT VARIABLE SERIES, INC.
2SR          Social Balanced Portfolio (5/00; 9/86)          (14.29)     (11.23)     (14.29)       5.03       7.67         8.30

           EVERGREEN VA
2CG          Capital Growth Fund, Class L Shares
               (8/01; 3/98)(i)                                   --      (12.07)(c)  (19.96)         --         --         1.84

           FIDELITY VIP
2FG          Growth & Income Portfolio (Service
               Class 2) (8/01; 12/96)(j)                         --       (7.58)(c)  (16.30)       7.89         --         7.89
2FM          Mid Cap Portfolio (Service Class 2)
               (8/01; 12/98)(j)                                  --       (4.08)(c)  (11.29)         --         --        22.82
2FO          Overseas Portfolio (Service Class 2)
               (8/01; 1/87)(j)                                   --      (12.32)(c)  (27.44)      0.39        4.71         5.10

                                       22

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           FTVIPT
2RE          Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                 (0.88%)     11.13%      (0.88%)      3.77%     10.33%        9.19%
2SI          Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                   4.73       12.06        4.73          --         --         0.46
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS          Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                           --      (10.75)(c)   (1.65)       8.13         --         8.52

           GOLDMAN SACHS VIT
2UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.98)      (8.70)     (18.98)         --         --         0.63
2MC          Mid Cap Value Fund (9/99; 5/98)                    3.02       12.26        3.02          --         --         3.72

           INVESCO VIF
2ID          Dynamics Fund (8/01; 8/97)                           --      (12.57)(c)  (36.52)         --         --         3.35
2FS          Financial Services Fund (8/01; 9/99)                 --      (10.69)(c)  (17.11)         --         --         6.00
2TC          Technology Fund (8/01; 5/97)                         --      (17.27)(c)  (49.94)         --         --         7.80
2TL          Telecommunications Fund (8/01; 9/99)                 --      (23.12)(c)  (57.41)         --         --       (25.86)

           JANUS ASPEN SERIES
2GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)                           (42.15)     (43.29)     (42.15)         --         --       (39.12)
2IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)                           (29.47)     (29.64)     (29.47)       7.85         --        12.34

           LAZARD RETIREMENT SERIES
2IP          International Equity Portfolio
               (9/99; 9/98)                                   (30.05)     (15.91)     (30.05)         --          --       (4.78)

           MFS(R)
2MG          Investors Growth Stock Series - Service Class
               (5/00; 5/99)(n)                                (30.75)     (24.97)     (30.75)         --         --        (4.15)
2MD          New Discovery Series - Service Class
               (5/00; 5/98)(n)                                (12.88)     (11.88)     (12.88)         --         --        12.05
2UT          Utilities Series - Service Class
               (8/01; 1/95)(n)                                    --      (17.07)(c)  (30.28)       8.50         --        12.98

           PIONEER VCT
2PE          Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                    --       (9.61)(c)  (14.60)      10.13         --        13.07
2EU          Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                   --      (10.34)(c)  (29.86)         --         --        (7.98)

           PUTNAM VARIABLE TRUST
2HS          Putnam VT Health Sciences Fund - Class
               IB Shares (8/01; 4/98)(q)                          --       (9.94)(c)  (26.11)         --         --         1.64
2PI          Putnam VT International Growth Fund - Class
               IB Shares (8/01; 1/97)(r)                          --      (11.42)(c)  (26.90)         --         --         7.53
2VS          Putnam VT Vista Fund - Class IB Shares
               (9/99; 1/97)(r)                                (38.67)      (9.68)     (38.67)         --         --         5.36

           STRONG FUNDS
2SO          Strong Opportunity Fund II - Advisor Class
               (8/01; 5/92)(s)                                    --       (8.70)(c)  (11.87)      12.21         --        15.09

                                       23

                                                                  PERFORMANCE                         PERFORMANCE
                                                               OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           WANGER
2IT          International Small Cap (9/99; 5/95)             (27.40%)    (10.02%)    (27.40%)      5.98%        --%       14.12%
2SP          U.S. Smaller Companies (9/99; 5/95)                2.34        3.26        2.34       10.47         --        16.85
               (previously Wanger U.S. Small Cap)

           WELLS FARGO VT
2AA          Asset Allocation Fund (5/01; 4/94)(t)                --      (11.22)(c)  (14.43)       7.19         --         9.86
2WI          International Equity Fund (5/01; 7/00)               --      (17.35)(c)  (22.77)         --         --       (22.11)
2SG          Small Cap Growth Fund (5/01; 5/95)(u)                --      (13.33)(c)  (30.34)      (3.92)        --         3.51



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds. #

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                         PERFORMANCE
                                                              OF THE SUBACCOUNT                      OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
BC2          Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.41%)    (10.40%)    (22.41%)        --%        --%      (10.40%)
BD2          Bond Fund (9/99; 10/81)                           (0.11)       2.64       (0.11)       3.12       6.35         9.25
CR2          Capital Resource Fund (9/99; 10/81)              (23.91)     (13.16)     (23.91)       3.35       5.84        11.03
CM2          Cash Management Fund (9/99; 10/81)                (3.74)       0.92       (3.74)       3.06       3.50         5.39
DE2          Diversified Equity Income Fund (9/99; 9/99)       (5.21)      (1.20)      (5.21)         --         --        (1.20)
EM2          Emerging Markets Fund (5/00; 5/00)                (8.48)     (21.51)      (8.48)         --         --       (21.51)
ES2          Equity Select Fund (5/01; 5/01)                      --       (7.94)(c)      --          --         --        (7.94)(d)
EI2          Extra Income Fund (9/99; 5/96)                    (2.60)      (5.07)      (2.60)      (0.04)        --         1.01
FI2          Federal Income Fund (9/99; 9/99)                  (1.31)       2.75       (1.31)         --         --         2.75
GB2          Global Bond Fund (9/99; 5/96)                     (5.94)      (1.57)      (5.94)       0.44         --         1.83
GR2          Growth Fund (9/99; 9/99)                         (35.76)     (19.19)     (35.76)         --         --       (19.19)
IE2          International Fund (9/99; 1/92)                  (33.66)     (18.00)     (33.66)      (3.28)        --         2.88
MF2          Managed Fund (9/99; 4/86)                        (16.97)      (5.18)     (16.97)       4.97       7.79         9.17
ND2          NEW DIMENSIONS FUND(R)(9/99; 5/96)               (22.61)      (7.14)     (22.61)       8.10         --         9.28
SV2          Partners Small Cap Value Fund (8/01; 8/01)           --       (0.22)(c)      --          --         --        (0.22)(d)
IV2          S&P 500 Index Fund (5/00; 5/00)                  (18.70)     (17.33)     (18.70)         --         --       (17.33)
SC2          Small Cap Advantage Fund (9/99; 9/99)            (13.22)       0.46      (13.22)         --         --         0.46
ST2          Stock Fund (8/01; 8/01)                              --       (9.63)(c)      --          --         --        (9.63)(d)
SA2          Strategy Aggressive Fund (9/99; 1/92)            (37.56)     (10.96)     (37.56)      (0.39)        --         5.67

           AIM V.I.
2AC          Capital Appreciation Fund, Series II
               (8/01; 5/93)(e)                                    --       (9.09)(c)  (28.77)       4.14         --        10.68
2AD          Capital Development Fund, Series II
               (8/01; 5/98)(e)                                    --       (8.81)(c)  (14.66)         --         --         2.57

           ALLIANCE VP
2AB          AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                --       (8.87)(c)      --          --         --        (8.14)(d)
2AL          Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                    --       (9.93)(c)   (7.02)      12.86      13.77        12.73

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI          VP International, Class II (8/01; 5/94)(h)           --      (13.17)(c)  (34.15)       2.80         --         4.64
2AV          VP Value, Class II (8/01; 5/96)(h)                   --       (3.26)(c)    4.76       10.09         --        11.14

           CALVERT VARIABLE SERIES, INC.
2SR          Social Balanced Portfolio (5/00; 9/86)           (13.46)     (10.72)     (13.46)       5.36       7.78         8.30

           EVERGREEN VA
2CG          Capital Growth Fund, Class L Shares
               (8/01; 3/98)(i)                                    --      (11.22)(c)  (19.20)         --         --         2.09

           FIDELITY VIP
2FG          Growth & Income Portfolio (Service Class 2)
               (8/01; 12/96)(j)                                   --       (6.69)(c)  (15.50)       8.18         --         8.18
2FM          Mid Cap Portfolio (Service Class 2)
               (8/01; 12/98)(j)                                   --       (3.15)(c)  (10.43)         --         --        23.04
2FO          Overseas Portfolio (Service Class 2)
               (8/01; 1/87)(j)                                    --      (11.47)(c)  (26.76)       0.76       4.84         5.10

                                       25

                                                                     PERFORMANCE                         PERFORMANCE
                                                                  OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT   INVESTING IN:                                    1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             FTVIPT
2RE            Franklin Real Estate Fund - Class 2
                 (9/99; 1/89)(k)                                 0.09%      11.51%       0.09%       4.11%     10.42%        9.19%
2SI            Franklin Small Cap Value Securities Fund -
                 Class 2 (9/99; 5/98)(k)                         5.73       12.43        5.73          --         --         0.72
               (previously FTVIPT Franklin Value Securities
                 Fund - Class 2)
2MS            Mutual Shares Securities Fund - Class 2
                 (8/01; 11/96)(k)                                  --       (9.89)(c)   (0.69)       8.42         --         8.79

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)       (18.21)      (8.31)     (18.21)         --         --         0.88
2MC            Mid Cap Value Fund (9/99; 5/98)                  4.02        12.63        4.02          --         --         3.97

             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                          --      (11.73)(c)  (35.94)         --         --         3.76
2FS            Financial Services Fund (8/01; 9/99)                --       (9.83)(c)  (16.31)         --         --         6.41
2TC            Technology Fund (8/01; 5/97)                        --      (16.48)(c)  (49.50)         --         --         8.13
2TL            Telecommunications Fund (8/01; 9/99)                --      (22.40)(c)  (57.05)         --         --       (25.53)

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
                 Shares (5/00; 1/00)(m)                        (41.63)     (42.98)     (41.63)         --         --       (38.85)
2IG            International Growth Portfolio: Service
                 Shares (5/00; 5/94)(m)                        (28.81)     (29.24)     (28.81)       8.14         --        12.58

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio
                 (9/99; 9/98)                                  (29.40)     (15.56)     (29.40)         --         --        (4.51)

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
                 (5/00; 5/99)(n)                               (30.11)     (24.55)     (30.11)         --         --        (3.81)
2MD            New Discovery Series - Service Class
                 (5/00; 5/98)(n)                               (12.04)     (11.37)     (12.04)         --         --        12.25
2UT            Utilities Series - Service Class
                 (8/01; 1/95)(n)                                   --      (16.28)(c)  (29.63)       8.79         --        13.18

             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
                 Class II Shares (8/01; 3/95)(o)                   --       (8.74)(c)  (13.78)      10.41         --        13.28
2EU            Pioneer Europe VCT Portfolio -
                 Class II Shares (8/01; 10/98)(p)                  --       (9.47)(c)  (29.21)         --         --        (7.70)

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/01; 4/98)(q)                   --       (9.07)(c)  (25.42)         --         --         1.90
2PI            Putnam VT International Growth Fund -
                 Class IB Shares (8/01; 1/97)(r)                   --      (10.57)(c)  (26.21)         --         --         7.83
2VS            Putnam VT Vista Fund - Class IB Shares
                 (9/99; 1/97)(r)                               (38.11)      (9.29)     (38.11)         --         --         5.68

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
                 (8/01; 5/92)(s)                                   --       (7.81)(c)  (11.02)      12.46         --        15.15

                                       26

                                                                    PERFORMANCE                         PERFORMANCE
                                                                 OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT   INVESTING IN:                                    1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             WANGER
2IT            International Small Cap (9/99; 5/95)            (26.72%)    (9.63%)     (26.72%)      6.30%        --%       14.33%
2SP            U.S. Smaller Companies (9/99; 5/95)               3.34       3.68         3.34       10.74         --        17.03
               (previously Wanger U.S. Small Cap)

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)               --      (10.37)(c)  (13.61)       7.49         --        10.13
2WI            International Equity Fund (5/01; 7/00)              --      (16.56)(c)  (22.04)         --         --       (21.61)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)               --      (12.50)(c)  (29.69)      (3.57)        --         3.88



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                     PERFORMANCE                         PERFORMANCE
                                                                  OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR   COMMENCEMENT   1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)       (17.32%)     (7.80%)    (17.32%)        --%        --%       (7.80%)
BD2            Bond Fund (9/99; 10/81)                          6.66        5.53        6.66        3.99       6.35         9.25
CR2            Capital Resource Fund (9/99; 10/81)            (18.93)     (10.63)     (18.93)       4.21       5.84        11.03
CM2            Cash Management Fund (9/99; 10/81)               2.75        3.82        2.75        3.93       3.50         5.39
DE2            Diversified Equity Income Fund (9/99; 9/99)      1.17        1.67        1.17          --         --         1.67
EM2            Emerging Markets Fund (5/00; 5/00)              (2.35)     (18.40)      (2.35)         --         --       (18.40)
ES2            Equity Select Fund (5/01; 5/01)                    --       (1.76)(c)      --          --         --        (1.76)(d)
EI2            Extra Income Fund (9/99; 5/96)                   3.98       (2.33)       3.98        0.89         --         1.67
FI2            Federal Income Fund (9/99; 9/99)                 5.37        5.64        5.37          --         --         5.64
GB2            Global Bond Fund (9/99; 5/96)                    0.39        1.25        0.39        1.37         --         2.47
GR2            Growth Fund (9/99; 9/99)                       (31.67)     (16.82)     (31.67)         --         --       (16.82)
IE2            International Fund (9/99; 1/92)                (29.42)     (15.63)     (29.42)      (2.43)        --         2.88
MF2            Managed Fund (9/99; 4/86)                      (11.47)      (2.43)     (11.47)       5.78       7.79         9.17
ND2            NEW DIMENSIONS FUND(R)(9/99; 5/96)             (17.53)      (4.44)     (17.53)       8.82         --         9.74
SV2            Partners Small Cap Value Fund (8/01; 8/01)         --        6.54(c)       --          --         --         6.54(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                (13.33)     (14.08)     (13.33)         --         --       (14.08)
SC2            Small Cap Advantage Fund (9/99; 9/99)           (7.44)       3.40       (7.44)         --         --         3.40
ST2            Stock Fund (8/01; 8/01)                            --       (3.58)(c)      --          --         --        (3.58)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)          (33.61)      (8.36)     (33.61)       0.48         --         5.67

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
                 (8/01; 5/93)(e)                                  --       (3.00)(c)  (24.16)       4.98         --        10.68
2AD            Capital Development Fund, Series II
                 (8/01; 5/98)(e)                                  --       (2.70)(c)   (8.99)         --         --         4.07

             ALLIANCE VP
2AB            AllianceBernstein International Value
                 Portfolio (Class B) (8/01; 5/01)(f)              --       (2.76)(c)      --          --         --        (1.98)(d)
2AL            Growth and Income Portfolio (Class B)
                 (8/01; 1/91)(g)                                  --       (3.90)(c)   (0.78)      13.47      13.77        12.73

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)         --       (7.39)(c)   29.95)       3.68         --         4.64
2AV            VP Value, Class II (8/01; 5/96)(h)                 --        3.26(c)    11.76       10.76         --        11.56

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)          (7.70)      (7.19)      (7.70)       6.16       7.78        8.30

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
                 (8/01; 3/98)(i)                                  --       (5.29)(c)  (13.87)         --         --         3.53

             FIDELITY VIP
2FG            Growth & Income Portfolio (Service Class 2)
                 (8/01; 12/96)(j)                                 --       (0.41)(c)   (9.89)       8.90         --         8.90
2FM            Mid Cap Portfolio (Service Class 2)
                 (8/01; 12/98)(j)                                 --        3.39(c)    (4.44)         --         --        24.34
2FO            Overseas Portfolio (Service Class 2)
                 (8/01; 1/87)(j)                                  --       (5.56)(c)  (22.00)       1.66       4.84         5.10

                                       28

                                                                    PERFORMANCE                         PERFORMANCE
                                                                 OF THE SUBACCOUNT                      OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT   INVESTING IN:                                    1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             FTVIPT
2RE            Franklin Real Estate Fund - Class 2
                 (9/99; 1/89)(k)                                6.87%      14.12%       6.87%       4.95%     10.42%        9.19%
2SI            Franklin Small Cap Value Securities
                 Fund - Class 2 (9/99; 5/98)(k)                12.73       15.01       12.73          --         --         2.25
               (previously FTVIPT Franklin Value Securities
                 Fund - Class 2)
2MS            Mutual Shares Securities Fund -
                 Class 2 (8/01; 11/96)(k)                         --       (3.86)(c)    6.04        9.13         --         9.34

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)      (12.80)      (5.65)     (12.80)         --         --         2.32
2MC            Mid Cap Value Fund (9/99; 5/98)                 11.02       15.21       11.02          --         --         5.42

             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                         --       (5.83)(c)  (31.87)         --         --         4.75
2FS            Financial Services Fund (8/01; 9/99)               --       (3.80)(c)  (10.77)         --         --         9.20
2TC            Technology Fund (8/01; 5/97)                       --      (10.95)(c)  (46.45)         --         --         8.94
2TL            Telecommunications Fund (8/01; 9/99)               --      (17.31)(c)  (54.57)         --         --       (23.34)

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
                 (5/00; 1/00)(m)                              (37.99)     (40.78)     (37.99)         --         --       (36.97)
2IG            International Growth Portfolio: Service Shares
                 (5/00; 5/94)(m)                              (24.21)     (26.48)     (24.21)       8.86         --        12.58

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)    (24.84)     (13.12)     (24.84)         --         --        (2.90)

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
                 (5/00; 5/99)(n)                              (25.60)     (21.60)     (25.60)         --         --        (1.47)
2MD            New Discovery Series - Service Class
                 (5/00; 5/98)(n)                               (6.17)      (7.86)      (6.17)         --         --        13.43
2UT            Utilities Series - Service Class
                 (8/01; 1/95)(n)                                  --      (10.73)(c)  (25.09)       9.50         --        13.32

             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
                 Class II Shares (8/01; 3/95)(o)                  --       (2.62)(c)   (8.05)      11.07         --        13.42
2EU            Pioneer Europe VCT Portfolio -
                 Class II Shares (8/01; 10/98)(p)                 --       (3.41)(c)  (24.63)         --         --        (6.06)

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/01; 4/98)(q)                  --       (2.98)(c)  (20.56)         --         --         3.42
2PI            Putnam VT International Growth
                 Fund - Class IB Shares (8/01; 1/97)(r)           --       (4.59)(c)  (21.41)         --         --         8.56
2VS            Putnam VT Vista Fund - Class IB
                 Shares (9/99; 1/97)(r)                       (34.21)      (6.63)     (34.21)         --         --         6.47

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
                 Class (8/01; 5/92)(s)                            --       (1.63)(c)   (5.07)      13.08         --        15.15

                                       29

                                                                    PERFORMANCE                         PERFORMANCE
                                                                 OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                            SINCE
SUBACCOUNT   INVESTING IN:                                    1 YEAR   COMMENCEMENT    1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             WANGER
2IT            International Small Cap (9/99; 5/95)           (21.95%)     (7.01%)    (21.95%)      7.07%        --%       14.47%
2SP            U.S. Smaller Companies (9/99; 5/95)             10.34        6.53       10.34       11.40         --        17.16
               (previously Wanger U.S. Small Cap)

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)              --       (4.37)(c)   (7.86)       8.23         --        10.13
2WI            International Equity Fund (5/01; 7/00)             --      (11.03)(c)  (16.93)         --         --       (18.15)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)              --       (6.66)(c)  (25.15)      (2.71)        --         4.12



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                           PERFORMANCE                    PERFORMANCE
                                                                        OF THE SUBACCOUNT                 OF THE FUND
                                                                                   SINCE                                   SINCE
SUBACCOUNT   INVESTING IN:                                             1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO-
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)               (23.00%)  (10.63%)    (23.00%)      --%       --%   (10.63%)
BD2            Bond Fund (9/99; 10/81)                                 (0.94)     2.37       (0.94)     2.93      6.38      9.40
CR2            Capital Resource Fund (9/99; 10/81)                    (24.48)   (13.38)     (24.48)     3.16      5.87     11.18
CM2            Cash Management Fund (9/99; 10/81)                      (4.53)     0.64       (4.53)     2.86      3.51      5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)             (5.98)    (1.47)      (5.98)       --        --     (1.47)
EM2            Emerging Markets Fund (5/00; 5/00)                      (9.22)   (21.82)      (9.22)       --        --    (21.82)
ES2            Equity Select Fund (5/01; 5/01)                            --     (8.68)(c)      --        --        --     (8.68)(d)
EI2            Extra Income Fund (9/99; 5/96)                          (3.40)    (5.33)      (3.40)    (0.28)       --      0.83
FI2            Federal Income Fund (9/99; 9/99)                        (2.13)     2.48       (2.13)       --        --      2.48
GB2            Global Bond Fund (9/99; 5/96)                           (6.71)    (1.84)      (6.71)     0.20        --      1.66
GR2            Growth Fund (9/99; 9/99)                               (36.20)   (19.39)     (36.20)       --        --    (19.39)
IE2            International Fund (9/99; 1/92)                        (34.13)   (18.20)     (34.13)    (3.49)       --      2.87
MF2            Managed Fund (9/99; 4/86)                              (17.61)    (5.44)     (17.61)     4.79      7.84      9.32
ND2            NEW DIMENSIONS FUND(R)(9/99; 5/96)                     (23.19)    (7.39)     (23.19)     7.96        --      9.20
SV2            Partners Small Cap Value Fund (8/01; 8/01)                 --     (1.05)(c)      --        --        --     (1.05)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                        (19.32)   (17.66)     (19.32)       --        --    (17.66)
SC2            Small Cap Advantage Fund (9/99; 9/99)                  (13.90)     0.18      (13.90)       --        --      0.18
ST2            Stock Fund (8/01; 8/01)                                    --    (10.35)(c)      --        --        --    (10.35)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)                  (37.98)   (11.20)     (37.98)    (0.60)       --      5.70

             AIM V.I.
2AC            Capital Appreciation Fund, Series II (8/01; 5/93)(e)       --     (9.82)(c)  (29.29)     3.96        --     10.67
2AD            Capital Development Fund, Series II (8/01; 5/98)(e)        --     (9.54)(c)  (15.33)       --        --      2.47

             ALLIANCE VP
2AB            AllianceBernstein International Value
                 Portfolio (Class B) (8/01; 5/01)(f)                      --     (9.60)(c)      --        --        --     (8.88)(d)
2AL            Growth and Income Portfolio (Class B) (8/01; 1/91)(g)      --    (10.65)(c)   (7.78)    12.77     13.86     12.88

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)                 --    (13.86)(c)  (34.61)     2.59        --      4.41
2AV            VP Value, Class II (8/01; 5/96)(h)                         --     (4.06)(c)    3.91      9.97        --     11.08

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)                 (14.15)   (11.09)     (14.15)     5.19      7.83      8.45

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares (8/01; 3/98)(i)        --    (11.93)(c)  (19.82)       --        --      2.00

             FIDELITY VIP
2FG            Growth & Income Portfolio (Service
                 Class 2) (8/01; 12/96)(j)                                --     (7.44)(c)  (16.16)     8.05        --      8.05
2FM            Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)       --     (3.94)(c)  (11.15)       --        --     22.97
2FO              Overseas Portfolio (Service Class 2) (8/01;1/87)(j)      --    (12.18)(c)  (27.30)     0.54      4.87      5.25

                                       31

                                                                          PERFORMANCE                     PERFORMANCE
                                                                        OF THE SUBACCOUNT                 OF THE FUND
                                                                                    SINCE                                   SINCE
SUBACCOUNT   INVESTING IN:                                            1 YEAR    COMMENCEMENT 1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
             FTVIPT
2RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)     (0.74%)     11.29%     (0.74%)   3.93%    10.49%       9.34%
2SI            Franklin Small Cap Value Securities
                 Fund - Class 2 (9/99; 5/98)(k)                         4.88       12.21       4.88       --        --        0.60
               (previously FTVIPT Franklin Value Securities Fund -
                 Class 2)
2MS            Mutual Shares Securities Fund -
                 Class 2 (8/01; 11/96)(k)                                 --      (10.61)(c)  (1.51)    8.28        --        8.67

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)              (18.84)      (8.56)    (18.84)      --        --        0.78
2MC            Mid Cap Value Fund (9/99; 5/98)                          3.17       12.41       3.17       --        --        3.88

             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                                 --      (12.43)(c) (36.38)      --        --        3.50
2FS            Financial Services Fund (8/01; 9/99)                       --      (10.56)(c) (16.97)      --        --        6.16
2TC            Technology Fund (8/01; 5/97)                               --      (17.13)(c) (49.80)      --        --        7.96
2TL            Telecommunications Fund (8/01; 9/99)                       --      (22.99)(c) (57.27)      --        --      (25.71)

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
                 Shares (5/00; 1/00)(m)                               (42.01)     (43.15)    (42.01)      --        --      (38.98)
2IG            International Growth Portfolio: Service
                 Shares (5/00; 5/94)(m)                               (29.33)     (29.50)    (29.33)    8.00        --       12.49

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)            (29.91)     (15.77)    (29.91)      --        --       (4.63)

             MFS(R)
2MG            Investors Growth Stock Series -
                 Service Class (5/00; 5/99)(n)                        (30.61)     (24.83)    (30.61)      --        --       (4.00)
2MD            New Discovery Series -
                 Service Class (5/00; 5/98)(n)                        (12.74)     (11.74)    (12.74)      --        --       12.21
2UT            Utilities Series -
                 Service Class (8/01; 1/95)(n)                            --      (16.94)(c) (30.14)    8.66        --       13.13

             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
                 Class II Shares (8/01; 3/95)(o)                          --       (9.48)(c) (14.47)   10.29        --       13.22
2EU            Pioneer Europe VCT Portfolio -
                 Class II Shares (8/01; 10/98)(p)                         --      (10.20)(c) (29.72)      --        --       (7.83)

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/01; 4/98)(q)                          --       (9.81)(c) (25.98)      --        --        1.79
2PI            Putnam VT International Growth
                 Fund - Class IB Shares (8/01; 1/97)(r)                   --      (11.29)(c) (26.76)      --        --        7.69
2VS            Putnam VT Vista Fund - Class IB
                 Shares (9/99; 1/97)(r)                               (38.53)      (9.54)    (38.53)      --        --        5.52

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
                 Class (8/01; 5/92)(s)                                    --       (8.56)(c) (11.73)   12.36        --       15.24

                                       32

                                                                         PERFORMANCE                    PERFORMANCE
                                                                      OF THE SUBACCOUNT                 OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT   INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             WANGER
2IT            International Small Cap (9/99; 5/95)                 (27.26%)     (9.87%)    27.26%)    6.14%     --%         14.27%
2SP            U.S. Smaller Companies (9/99; 5/95)                    2.49        3.42       2.49     10.63      --          17.00
               (previously Wanger U.S. Small Cap)

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                    --      (11.09)(c) (14.29)     7.35      --          10.01
2WI            International Equity Fund (5/01; 7/00)                   --      (17.21)(c) (22.63)       --      --         (21.97)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                    --      (13.19)(c) (30.20)    (3.77)     --           3.67



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE                     PERFORMANCE
                                                                      OF THE SUBACCOUNT                  OF THE FUND
                                                                                  SINCE                                     SINCE
SUBACCOUNT   INVESTING IN:                                           1 YEAR   COMMENCEMENT   1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)             (22.27%)   (10.25%)     (22.27%)     --%       --%   (10.25%)
BD2            Bond Fund (9/99; 10/81)                                0.03       2.79         0.03     3.28      6.50      9.40
CR2            Capital Resource Fund (9/99; 10/81)                  (23.77)    (13.01)      (23.77)    3.51      5.99     11.18
CM2            Cash Management Fund (9/99; 10/81)                    (3.60)      1.07        (3.60)    3.21      3.65      5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)           (5.07)     (1.06)       (5.07)      --        --     (1.06)
EM2            Emerging Markets Fund (5/00; 5/00)                    (8.34)    (21.37)       (8.34)      --        --    (21.37)
ES2            Equity Select Fund (5/01; 5/01)                          --      (7.80)(c)       --       --        --     (7.80)(d)
EI2            Extra Income Fund (9/99; 5/96)                        (2.46)     (4.93)       (2.46)    0.11        --      1.16
FI2            Federal Income Fund (9/99; 9/99)                      (1.17)      2.91        (1.17)      --        --      2.91
GB2            Global Bond Fund (9/99; 5/96)                         (5.80)     (1.43)       (5.80)    0.58        --      1.98
GR2            Growth Fund (9/99; 9/99)                             (35.62)    (19.04)      (35.62)      --        --    (19.04)
IE2            International Fund (9/99; 1/92)                      (33.52)    (17.86)      (33.52)   (3.14)       --      3.03
MF2            Managed Fund (9/99; 4/86)                            (16.83)     (5.03)      (16.83)    5.12      7.94      9.32
ND2            NEW DIMENSIONS FUND(R) (9/99; 5/96)                  (22.47)     (7.00)      (22.47)    8.26        --      9.43
SV2            Partners Small Cap Value Fund (8/01; 8/01)               --      (0.08)(c)       --       --        --     (0.08)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                      (18.56)    (17.19)      (18.56)      --        --    (17.19)
SC2            Small Cap Advantage Fund (9/99; 9/99)                (13.08)      0.60       (13.08)      --        --      0.60
ST2            Stock Fund (8/01; 8/01)                                  --      (9.49)(c)       --       --        --     (9.49)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)                (37.42)    (10.82)      (37.42)   (0.24)       --      5.82

             AIM V.I.
2AC            Capital Appreciation Fund, Series II (8/01; 5/93)(e)     --      (8.95)(c)   (28.63)    4.30        --     10.83
2AD            Capital Development Fund, Series II (8/01; 5/98)(e)      --      (8.67)(c)   (14.52)      --        --      2.73

             ALLIANCE VP
2AB            AllianceBernstein International Value
                 Portfolio (Class B) (8/01; 5/01)(f)                    --      (8.73)(c)       --       --        --     (8.00)(d)
2AL            Growth and Income Portfolio (Class B) (8/01; 1/91)(g)    --      (9.79)(c)    (6.88)   13.01     13.92     12.88

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)               --     (13.03)(c)   (34.01)    2.95        --      4.79
2AV            VP Value, Class II (8/01; 5/96)(h)                       --      (3.13)(c)     4.91    10.24        --     11.29

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)              (13.33)     (10.57)      (13.33)    5.51      7.93      8.45

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares (8/01; 3/98)(i)      --     (11.08)(c)   (19.06)      --        --      2.24

             FIDELITY VIP
2FG            Growth & Income Portfolio (Service
                 Class 2) (8/01; 12/96)(j)                              --      (6.55)(c)   (15.36)    8.34        --      8.34
2FM            Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)     --      (3.01)(c)   (10.29)      --        --     23.19
2FO            Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)     --     (11.33)(c)   (26.62)    0.91      4.99      5.25

                                       34

                                                                          PERFORMANCE                      PERFORMANCE
                                                                       OF THE SUBACCOUNT                   OF THE FUND
                                                                                   SINCE                                    SINCE
SUBACCOUNT   INVESTING IN:                                          1 YEAR   COMMENCEMENT   1 YEAR   5 YEARS  10 YEARS COMMENCEMENT
             FTVIPT
2RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)    0.23%      11.67%       0.23%     4.27%    10.57%     9.34%
2SI            Franklin Small Cap Value Securities
                 Fund - Class 2 (9/99; 5/98)(k)                       5.88       12.59        5.88        --        --      0.86
               (previously FTVIPT Franklin Value Securities Fund -
                 Class 2)
2MS            Mutual Shares Securities Fund -
                 Class 2 (8/01; 11/96)(k)                               --       (9.75)(c)   (0.55)     8.57        --      8.95

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)            (18.07)      (8.17)     (18.07)       --        --      1.02
2MC            Mid Cap Value Fund (9/99; 5/98)                        4.17       12.79        4.17        --        --      4.13

             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                               --      (11.59)(c)  (35.80)       --        --      3.91
2FS            Financial Services Fund (8/01; 9/99)                     --       (9.69)(c)  (16.17)       --        --      6.57
2TC            Technology Fund (8/01; 5/97)                             --      (16.34)(c)  (49.36)       --        --      8.29
2TL            Telecommunications Fund (8/01; 9/99)                     --      (22.26)(c)  (56.91)       --        --    (25.39)

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
                 Shares (5/00; 1/00)(m)                             (41.49)     (42.83)     (41.49)       --        --    (38.70)
2IG            International Growth Portfolio: Service
                 Shares (5/00; 5/94)(m)                             (28.67)     (29.10)     (28.67)     8.29        --     12.73

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)          (29.26)     (15.41)     (29.26)       --        --     (4.36)

             MFS(R)
2MG            Investors Growth Stock Series -
                 Service Class (5/00; 5/99)(n)                      (29.97)     (24.40)     (29.97)       --        --     (3.66)
2MD            New Discovery Series -
                 Service Class (5/00; 5/98)(n)                      (11.90)     (11.23)     (11.90)       --        --     12.41
2UT            Utilities Series -
                 Service Class (8/01; 1/95)(n)                          --      (16.14)(c)  (29.49)     8.95        --     13.33

             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
                 Class II Shares (8/01; 3/95)(o)                        --       (8.60)(c)  (13.64)    10.56        --     13.43
2EU            Pioneer Europe VCT Portfolio -
                 Class II Shares (8/01; 10/98)(p)                       --       (9.33)(c)  (29.07)       --        --     (7.55)

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/01; 4/98)(q)                        --       (8.93)(c)  (25.28)       --        --      2.05
2PI            Putnam VT International Growth
                 Fund - Class IB Shares (8/01; 1/97)(r)                 --      (10.43)(c)  (26.07)       --        --      7.98
2VS            Putnam VT Vista Fund - Class IB
                 Shares (9/99; 1/97)(r)                             (37.97)      (9.15)     (37.97)       --        --      5.84

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
                 Class (8/01; 5/92)(s)                                  --       (7.67)(c)  (10.88)    12.61        --     15.30

                                       35

                                                                         PERFORMANCE                      PERFORMANCE
                                                                      OF THE SUBACCOUNT                   OF THE FUND
                                                                                  SINCE                                     SINCE
SUBACCOUNT   INVESTING IN:                                           1 YEAR  COMMENCEMENT    1 YEAR   5 YEARS  10 YEARS COMMENCEMENT
             WANGER
2IT            International Small Cap (9/99; 5/95)                 (26.58%)     (9.49%)     (26.58%)    6.45%       --%    14.48%
2SP            U.S. Smaller Companies (9/99; 5/95)                    3.49        3.83         3.49     10.89        --     17.19
               (previously Wanger U.S. Small Cap)

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                    --      (10.23)(c)   (13.47)     7.65        --     10.28
2WI            International Equity Fund (5/01; 7/00)                   --      (16.42)(c)   (21.90)       --        --    (21.47)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                    --      (12.36)(c)   (29.55)    (3.42)       --      4.03



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund. (e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher. (j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE                    PERFORMANCE
                                                                    OF THE SUBACCOUNT                 OF THE FUND
                                                                                SINCE                                     SINCE
SUBACCOUNT   INVESTING IN:                                          1 YEAR   COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)             (17.17%)    (7.65%)   (17.17%)      --%       --%      (7.65%)
BD2            Bond Fund (9/99; 10/81)                                6.81       5.68       6.81      4.14      6.50        9.40
CR2            Capital Resource Fund (9/99; 10/81)                  (18.78)    (10.48)    (18.78)     4.36      5.99       11.18
CM2            Cash Management Fund (9/99; 10/81)                     2.90       3.97       2.90      4.08      3.65        5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)            1.32       1.82       1.32        --        --        1.82
EM2            Emerging Markets Fund (5/00; 5/00)                    (2.20)    (18.25)     (2.20)       --        --      (18.25)
ES2            Equity Select Fund (5/01; 5/01)                          --      (1.61)(c)     --        --        --       (1.61)(d)
EI2            Extra Income Fund (9/99; 5/96)                         4.13      (2.18)      4.13      1.04        --        1.82
FI2            Federal Income Fund (9/99; 9/99)                       5.52       5.79       5.52        --        --        5.79
GB2            Global Bond Fund (9/99; 5/96)                          0.54       1.40       0.54      1.52        --        2.62
GR2            Growth Fund (9/99; 9/99)                             (31.52)    (16.67)    (31.52)       --        --      (16.67)
IE2            International Fund (9/99; 1/92)                      (29.27)    (15.48)    (29.27)    (2.28)       --        3.03
MF2            Managed Fund (9/99; 4/86)                            (11.32)     (2.28)    (11.32)     5.93      7.94        9.32
ND2            NEW DIMENSIONS FUND(R)(9/99; 5/96)                   (17.38)     (4.29)    (17.38)     8.97        --        9.89
SV2            Partners Small Cap Value Fund (8/01; 8/01)               --       6.69(c)      --        --        --        6.69(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                      (13.18)    (13.93)    (13.18)       --        --      (13.93)
SC2            Small Cap Advantage Fund (9/99; 9/99)                 (7.29)      3.55      (7.29)       --        --        3.55
ST2            Stock Fund (8/01; 8/01)                                --        (3.43)(c)     --        --        --       (3.43)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)                (33.46)     (8.21)    (33.46)     0.63        --        5.82

             AIM V.I.
2AC            Capital Appreciation Fund, Series II (8/01; 5/93)(e)     --      (2.85)(c) (24.01)     5.13        --       10.83
2AD            Capital Development Fund, Series II (8/01; 5/98)(e)      --      (2.55)(c)  (8.84)       --        --        4.22

             ALLIANCE VP
2AB            AllianceBernstein International Value
                 Portfolio (Class B) (8/01; 5/01)(f)                    --      (2.61)(c)     --        --        --       (1.83)(d)
2AL            Growth and Income Portfolio (Class B) (8/01; 1/91)(g)    --      (3.75)(c)  (0.63)    13.62     13.92       12.88

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)               --      (7.24)(c) (29.80)     3.83        --        4.79
2AV            VP Value, Class II (8/01; 5/96)(h)                       --       3.41(c)   11.91     10.91        --       11.71

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)                (7.55)     (7.04)     (7.55)     6.31      7.93        8.45

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares (8/01; 3/98)(i)      --      (5.14)(c) (13.72)       --        --        3.68

             FIDELITY VIP
2FG            Growth & Income Portfolio (Service
                 Class 2) (8/01; 12/96)(j)                              --      (0.26)(c)  (9.74)     9.05        --        9.05
2FM            Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)     --       3.54(c)   (4.29)       --        --       24.49
2FO            Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)     --      (5.41)(c) (21.85)     1.81      4.99        5.25

                                       37

                                                                         PERFORMANCE                  PERFORMANCE
                                                                      OF THE SUBACCOUNT               OF THE FUND
                                                                                  SINCE                                   SINCE
SUBACCOUNT   INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             FTVIPT
2RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)    7.02%    14.27%       7.02%     5.10%    10.57%       9.34%
2SI            Franklin Small Cap Value Securities
                 Fund - Class 2 (9/99; 5/98)(k)                      12.88     15.16       12.88        --        --        2.40
               (previously FTVIPT Franklin Value Securities Fund -
                 Class 2)
2MS            Mutual Shares Securities Fund -
                 Class 2 (8/01; 11/96)(k)                               --     (3.71)(c)    6.19      9.28        --        9.49

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)            (12.65)    (5.50)     (12.65)       --        --        2.47
2MC            Mid Cap Value Fund (9/99; 5/98)                       11.17     15.36       11.17        --        --        5.57

             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                               --     (5.68)(c)  (31.72)       --        --        4.90
2FS            Financial Services Fund (8/01; 9/99)                     --     (3.65)(c)  (10.62)       --        --        9.35
2TC            Technology Fund (8/01; 5/97)                             --    (10.80)(c)  (46.30)       --        --        9.09
2TL            Telecommunications Fund (8/01; 9/99)                     --    (17.16)(c)  (54.42)       --        --      (23.19)

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
                 Shares (5/00; 1/00)(m)                             (37.84)   (40.63)     (37.84)       --        --      (36.82)
2IG            International Growth Portfolio: Service
                 Shares (5/00; 5/94)(m)                             (24.06)   (26.33)     (24.06)     9.01        --       12.73

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)          (24.69)   (12.97)     (24.69)       --        --       (2.75)

             MFS(R)
2MG            Investors Growth Stock Series -
                 Service Class (5/00; 5/99)(n)                      (25.45)   (21.45)     (25.45)       --        --       (1.32)
2MD            New Discovery Series -
                 Service Class (5/00; 5/98)(n)                       (6.02)    (7.71)      (6.02)       --        --       13.58
2UT            Utilities Series - Service Class (8/01; 1/95)(n)         --    (10.58)(c)  (24.94)     9.65        --       13.47

             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
                 Class II Shares (8/01; 3/95)(o)                        --     (2.47)(c)   (7.90)    11.22        --       13.57
2EU            Pioneer Europe VCT Portfolio -
                 Class II Shares (8/01; 10/98)(p)                       --     (3.26)(c)  (24.48)       --        --       (5.91)

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/01; 4/98)(q)                        --     (2.83)(c)  (20.41)       --        --        3.57
2PI            Putnam VT International Growth
                 Fund - Class IB Shares (8/01; 1/97)(r)                 --     (4.44)(c)  (21.26)       --        --        8.71
2VS            Putnam VT Vista Fund - Class IB
                 Shares (9/99; 1/97)(r)                             (34.06)    (6.48)     (34.06)       --        --        6.62

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
                 Class (8/01; 5/92)(s)                                  --     (1.48)(c)   (4.92)    13.23        --       15.30

                                       38

                                                                         PERFORMANCE                    PERFORMANCE
                                                                      OF THE SUBACCOUNT                 OF THE FUND
                                                                                  SINCE                                   SINCE
SUBACCOUNT   INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             WANGER
2IT            International Small Cap (9/99; 5/95)                 (21.80%)   (6.86%)    (21.80%)    7.22%       --%      14.62%
2SP            U.S. Smaller Companies (9/99; 5/95)                   10.49      6.68       10.49     11.55        --       17.31
               (previously Wanger U.S. Small Cap)

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                    --     (4.22)(c)   (7.71)     8.38        --       10.28
2WI            International Equity Fund (5/01; 7/00)                   --    (10.88)(c)  (16.78)       --        --      (18.00)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                    --     (6.51)(c)  (25.00)    (2.56)       --        4.27



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                                   PERFORMANCE OF THE FUND(b)
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (02/02; 09/99)(c)                           (23.11%)      --%        --%      (11.17%)
BD4           Bond Fund (02/02; 10/81)                                              (0.91)     3.15       5.49         8.38
CR4           Capital Resource Fund (02/02; 10/81)                                 (24.60)     3.37       4.98        10.15
CM4           Cash Management Fund (02/02; 10/81)                                   (4.52)     3.09       2.66         4.54
DE4           Diversified Equity Income Fund (02/02; 09/99)                         (5.99)       --         --        (2.01)
EM4           Emerging Markets Fund (02/02; 05/00)                                  (9.25)       --         --       (21.82)
ES4           Equity Select Fund (02/02; 05/01)                                        --        --         --        (8.54)(d)
EI4           Extra Income Fund (02/02; 05/96)                                      (3.38)     0.05         --         0.83
FI4           Federal Income Fund (02/02; 09/99)                                    (2.10)       --         --         1.87
GB4           Global Bond Fund (02/02; 05/96)                                       (6.71)     0.53         --         1.63
GR4           Growth Fund (02/02; 09/99)                                           (36.39)       --         --       (19.91)
IE4           International Fund (02/02; 01/92)                                    (34.31)    (3.25)        --         2.04
MF4           Managed Fund (02/02; 04/86)                                          (17.69)     4.93       6.93         8.30
ND4           NEW DIMENSIONS FUND(R)(02/02; 05/96)                                 (23.30)     7.96         --         8.87
SV4           Partners Small Cap Value Fund (02/02; 08/01)                             --        --         --        (0.74)(d)
IV4           S&P 500 Index Fund (02/02; 05/00)                                    (19.41)       --         --       (18.06)
SC4           Small Cap Advantage Fund (02/02; 09/99)                              (13.96)       --         --        (0.36)
ST4           Stock Fund (02/02; 08/01)                                                --        --         --       (10.13)(d)
SA4           Strategy Aggressive Fund (02/02; 01/92)                              (38.19)    (0.35)        --         4.82

            AIM V.I.
4AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)               (29.41)     4.14         --         9.82
4AD           Capital Development Fund, Series II (02/02; 05/98)(e)                (15.40)       --         --         3.22

            ALLIANCE VP
4AB           AllianceBernstein International Value
              Portfolio (Class B) (02/02; 05/01)(f)                                    --        --         --        (8.76)(d)
4AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)               (7.79)    12.58      12.88        11.85

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (02/02; 05/94)(h)                         (34.76)     2.84         --         3.80
4AV           VP Value, Class II (02/02; 05/96)(h)                                   3.93      9.89         --        10.69

            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (02/02; 09/86)                             (14.20)     5.30       6.91         7.44

            EVERGREEN VA
4CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                (19.91)       --         --         2.69

            FIDELITY VIP
4FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)        (16.23)     8.04         --          8.04
4FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)                (11.19)       --         --        23.40
4FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)               (27.44)     0.83       4.00         4.25

                                       40

                                                                                   PERFORMANCE OF THE FUND(b)
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR   5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                 (0.71%)    4.10%      9.54%        8.32%
4SI           Franklin Small Cap Value Securities Fund - Class 2
                (02/02; 05/98)(k)                                                    4.85        --         --         1.41
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS           Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)             (1.48)     8.26         --         8.47

            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                          (18.93)       --         --         1.48
4MC           Mid Cap Value Fund (02/02; 05/98)                                      3.14        --         --         4.56

            INVESCO VIF
4ID           Dynamics Fund (02/02; 08/97)                                         (36.58)       --         --         3.91
4FS           Financial Services Fund (02/02; 09/99)                               (17.04)       --         --         5.52
4TC           Technology Fund (02/02; 05/97)                                       (50.08)       --         --         8.07
4TL           Telecommunications Fund (02/02; 09/99)                               (57.60)       --         --       (26.24)

            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)        (42.24)       --         --       (39.48)
4IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)     (29.48)     8.00         --        11.70

            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (02/02; 09/98)                        (30.07)       --         --        (3.71)

            MFS(R)
4MG           Investors Growth Stock Series - Service Class (02/02; 05/99)(n)      (30.77)       --         --        (4.60)
4MD           New Discovery Series - Service Class (02/02; 05/98)(n)               (12.78)       --         --        12.55
4UT           Utilities Series - Service Class (02/02; 01/95)(n)                   (30.30)     8.63         --        12.43

            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                  (14.52)    10.19         --        12.54
4EU           Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)     (29.88)       --         --        (6.86)

            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)   (26.10)       --         --         2.58
4PI           Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                  (26.90)       --         --         7.70
4VS           Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)             (38.74)       --         --         5.62

            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)         (11.77)    12.20         --        14.25

            WANGER
4IT           International Small Cap (02/02; 05/95)                               (27.40)     6.21         --        13.58
4SP           U.S. Smaller Companies (02/02; 05/95)                                  2.51     10.52         --        16.26
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
4AA           Asset Allocation Fund (02/02; 04/94)(t)                              (14.35)     7.37         --         9.26
4WI           International Equity Fund (02/02; 07/00)                             (22.74)       --         --       (22.32)
4SG           Small Cap Growth Fund (02/02; 05/95)(u)                              (30.34)    (3.48)        --         3.33

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(A) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                                           PERFORMANCE OF THE FUND(b)
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (02/02; 09/99)(c)                           (18.07%)      --%        --%       (8.59%)
BD4           Bond Fund (02/02; 10/81)                                               5.80      3.15       5.49         8.38
CR4           Capital Resource Fund (02/02; 10/81)                                 (19.68)     3.37       4.98        10.15
CM4           Cash Management Fund (02/02; 10/81)                                    1.91      3.09       2.66         4.54
DE4           Diversified Equity Income Fund (02/02; 09/99)                          0.33        --         --         0.83
EM4           Emerging Markets Fund (02/02; 05/00)                                  (3.17)       --         --       (18.72)
ES4           Equity Select Fund (02/02; 05/01)                                        --        --         --        (2.41)(d)
EI4           Extra Income Fund (02/02; 05/96)                                       3.13      0.05         --         0.83
FI4           Federal Income Fund (02/02; 09/99)                                     4.51        --         --         4.79
GB4           Global Bond Fund (02/02; 05/96)                                       (0.45)     0.53         --         1.63
GR4           Growth Fund (02/02; 09/99)                                           (32.36)       --         --       (17.58)
IE4           International Fund (02/02; 01/92)                                    (30.12)    (3.25)        --         2.04
MF4           Managed Fund (02/02; 04/86)                                          (12.24)     4.93       6.93         8.30
ND4           NEW DIMENSIONS FUND(R)(02/02; 05/96)                                 (18.28)     7.96         --         8.87
SV4           Partners Small Cap Value Fund (02/02; 08/01)                             --        --         --         5.98(d)
IV4           S&P 500 Index Fund (02/02; 05/00)                                    (14.10)       --         --       (14.84)
SC4           Small Cap Advantage Fund (02/02; 09/99)                               (8.24)       --         --         2.55
ST4           Stock Fund (02/02; 08/01)                                                --        --         --        (4.12)(d)
SA4           Strategy Aggressive Fund (02/02; 01/92)                              (34.29)    (0.35)        --         4.82

            AIM V.I.
4AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)               (24.85)     4.14         --         9.82
4AD           Capital Development Fund, Series II (02/02; 05/98)(e)                 (9.78)       --         --         3.22

            ALLIANCE VP
4AB           AllianceBernstein International Value
              Portfolio (Class B) (02/02; 05/01)(f)                                    --        --         --        (2.65)(d)
4AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)               (1.60)    12.58      12.88        11.85

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (02/02; 05/94)(h)                         (30.61)     2.84         --         3.80
4AV           VP Value, Class II (02/02; 05/96)(h)                                  10.93      9.89         --        10.69

            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (02/02; 09/86)                              (8.50)     5.30       6.91         7.44

            EVERGREEN VA
4CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                (14.64)       --         --         2.69

            FIDELITY VIP
4FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)        (10.68)     8.04         --         8.04
4FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)                 (5.25)       --         --        23.40
4FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)               (22.73)     0.83       4.00         4.25

                                       43

                                                                                           PERFORMANCE OF THE FUND(b)
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                  6.01%     4.10%      9.54%        8.32%
4SI           Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)  11.85        --         --         1.41
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS           Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)              5.18      8.26         --         8.47

            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                          (13.58)       --         --         1.48
4MC           Mid Cap Value Fund (02/02; 05/98)                                     10.14        --         --         4.56

            INVESCO VIF
4ID           Dynamics Fund (02/02; 08/97)                                         (32.56)       --         --         3.91
4FS           Financial Services Fund (02/02; 09/99)                               (11.55)       --         --         8.33
4TC           Technology Fund (02/02; 05/97)                                       (47.08)       --         --         8.07
4TL           Telecommunications Fund (02/02; 09/99)                               (55.16)       --         --       (24.06)

            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)        (38.65)       --         --       (37.63)
4IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)     (24.93)     8.00         --        11.70

            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (02/02; 09/98)                        (25.55)       --         --        (3.71)

            MFS(R)
4MG           Investors Growth Stock Series - Service Class (02/02; 05/99)(n)      (26.31)       --         --        (2.29)
4MD           New Discovery Series - Service Class (02/02; 05/98)(n)                (6.97)       --         --        12.55
4UT           Utilities Series - Service Class (02/02; 01/95)(n)                   (25.80)     8.63         --        12.43

            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio - Class II Shares
               (02/02; 03/95)(o)                                                    (8.84)    10.19         --        12.54
4EU           Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)     (25.35)       --         --        (6.86)

            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)   (21.30)       --         --         2.58
4PI           Putnam VT International Growth Fund - Class IB Shares
               (02/02; 01/97)(r)                                                   (22.15)       --         --         7.70
4VS           Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)             (34.88)       --         --         5.62

            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)          (5.88)    12.20         --        14.25

            WANGER
4IT           International Small Cap (02/02; 05/95)                               (22.69)     6.21         --        13.58
4SP           U.S. Smaller Companies (02/02; 05/95)                                  9.47     10.52         --        16.26
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
4AA           Asset Allocation Fund (02/02; 04/94)(t)                               (8.65)     7.37         --         9.26
4WI           International Equity Fund (02/02; 07/00)                             (17.68)       --         --       (18.89)
4SG           Small Cap Growth Fund (02/02; 05/95)(u)                              (25.85)    (3.48)        --         3.33

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING
DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (02/02; 09/99)(c)                           (22.59%)      --%        --%      (10.64%)
BD4           Bond Fund (02/02; 10/81)                                              (0.39)     3.70       6.04         8.93
CR4           Capital Resource Fund (02/02; 10/81)                                 (24.09)     3.92       5.53        10.70
CM4           Cash Management Fund (02/02; 10/81)                                   (4.01)     3.64       3.21         5.09
DE4           Diversified Equity Income Fund (02/02; 09/99)                         (5.48)       --         --        (1.48)
EM4           Emerging Markets Fund (02/02; 05/00)                                  (8.74)       --         --       (21.29)
ES4           Equity Select Fund (02/02; 05/01)                                        --        --         --        (8.03)(d)
EI4           Extra Income Fund (02/02; 05/96)                                      (2.87)     0.60         --         1.38
FI4           Federal Income Fund (02/02; 09/99)                                    (1.59)       --         --         2.44
GB4           Global Bond Fund (02/02; 05/96)                                       (6.20)     1.08         --         2.18
GR4           Growth Fund (02/02; 09/99)                                           (35.88)       --         --       (19.38)
IE4           International Fund (02/02; 01/92)                                    (33.80)    (2.70)        --         2.59
MF4           Managed Fund (02/02; 04/86)                                          (17.18)     5.48       7.48         8.85
ND4           NEW DIMENSIONS FUND(R)(02/02; 05/96)                                 (22.79)     8.51         --         9.42
SV4           Partners Small Cap Value Fund (02/02; 08/01)                             --        --         --        (0.23)(d)
IV4           S&P 500 Index Fund (02/02; 05/00)                                    (18.90)       --         --       (17.53)
SC4           Small Cap Advantage Fund (02/02; 09/99)                              (13.45)       --         --         0.17
ST4           Stock Fund (02/02; 08/01)                                                --        --         --        (9.62)(d)
SA4           Strategy Aggressive Fund (02/02; 01/92)                              (37.68)     0.20         --         5.37

            AIM V.I.
4AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)               (28.89)     4.69         --        10.37
4AD           Capital Development Fund, Series II (02/02; 05/98)(e)                (14.89)       --         --         3.77

            ALLIANCE VP
4AB           AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                      --        --         --        (8.25)(d)
4AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)               (7.28)    13.13      13.43        12.40

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (02/02; 05/94)(h)                         (34.25)     3.39         --         4.35
4AV           VP Value, Class II (02/02; 05/96)(h)                                   4.48     10.44         --        11.24

            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (02/02; 09/86)                             (13.69)     5.85       7.46         7.99

            EVERGREEN VA
4CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                (19.40)       --         --         3.24

            FIDELITY VIP
4FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)        (15.72)     8.59         --         8.59
4FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)                (10.67)       --         --        23.95
4FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)               (26.92)     1.38       4.55         4.80

                                       46

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                 (0.20%)    4.65%     10.09%        8.87%
4SI           Franklin Small Cap Value Securities Fund - Class 2
                (02/02; 05/98)(k)                                                    5.40        --         --         1.96
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS           Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)             (0.97)     8.81         --         9.02

            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                          (18.41)       --         --         2.03
4MC           Mid Cap Value Fund (02/02; 05/98)                                      3.69        --         --         5.11

            INVESCO VIF
4ID           Dynamics Fund (02/02; 08/97)                                         (36.07)       --         --         4.46
4FS           Financial Services Fund (02/02; 09/99)                               (16.53)       --         --         6.08
4TC           Technology Fund (02/02; 05/97)                                       (49.57)       --         --         8.62
4TL           Telecommunications Fund (02/02; 09/99)                               (57.09)       --         --       (25.71)

            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)        (41.73)       --         --       (38.95)
4IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)     (28.97)     8.55         --        12.25

            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (02/02; 09/98)                        (29.55)       --         --        (3.16)

            MFS(R)
4MG           Investors Growth Stock Series - Service Class (02/02; 05/99)(n)      (30.26)       --         --        (4.07)
4MD           New Discovery Series - Service Class (02/02; 05/98)(n)               (12.27)       --         --        13.10
4UT           Utilities Series - Service Class (02/02; 01/95)(n)                   (29.79)     9.18         --        12.98

            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                  (14.01)    10.74         --        13.09
4EU           Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)     (29.36)       --         --        (6.31)

            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (02/02; 04/98)(q)                                                    (25.59)       --         --         3 13
4PI           Putnam VT International Growth Fund - Class IB Shares
              (02/02; 01/97)(r)                                                    (26.38)       --         --         8 25
4VS           Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)             (38.23)       --         --         6.17

            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)         (11.26)    12.75         --        14.80

            WANGER
4IT           International Small Cap (02/02; 05/95)                               (26.89)     6.76         --        14.13
4SP           U.S. Smaller Companies (02/02; 05/95)                                  3.02     11.07         --        16.81
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
4AA           Asset Allocation Fund (02/02; 04/94)(t)                              (13.83)     7.92         --         9.81
4WI           International Equity Fund (02/02; 07/00)                             (22.23)       --         --       (21.80)
4SG           Small Cap Growth Fund (02/02; 05/95)(u)                              (29.83)    (2.93)        --         3.88

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    5 YEARS     10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO --
BC4           Blue Chip Advantage Fund (02/02; 09/99)(c)                           (17.52%)      --%        --%       (8.04%)
BD4           Bond Fund (02/02; 10/81)                                               6.35      3.70       6.04         8.93
CR4           Capital Resource Fund (02/02; 10/81)                                 (19.13)     3.92       5.53        10.70
CM4           Cash Management Fund (02/02; 10/81)                                    2.46      3.64       3.21         5.09
DE4           Diversified Equity Income Fund (02/02; 09/99)                          0.88        --         --         1.38
EM4           Emerging Markets Fund (02/02; 05/00)                                  (2.62)       --         --       (18.17)
ES4           Equity Select Fund (02/02; 05/01)                                        --        --         --        (1.86)(d)
EI4           Extra Income Fund (02/02; 05/96)                                       3.68      0.60         --         1.38
FI4           Federal Income Fund (02/02; 09/99)                                     5.06        --         --         5.34
GB4           Global Bond Fund (02/02; 05/96)                                        0.10      1.08         --         2.18
GR4           Growth Fund (02/02; 09/99)                                           (31.81)       --         --       (17.03)
IE4           International Fund (02/02; 01/92)                                    (29.57)    (2.70)        --         2.59
MF4           Managed Fund (02/02; 04/86)                                          (11.69)     5.48       7.48         8.85
ND4           NEW DIMENSIONS FUND(R)(02/02; 05/96)                                 (17.73)     8.51         --         9.42
SV4           Partners Small Cap Value Fund (02/02; 08/01)                             --        --         --         6.53(d)
IV4           S&P 500 Index Fund (02/02; 05/00)                                    (13.55)       --         --       (14.29)
SC4           Small Cap Advantage Fund (02/02; 09/99)                               (7.69)       --         --         3.10
ST4           Stock Fund (02/02; 08/01)                                                --        --         --        (3.57)(d)
SA4           Strategy Aggressive Fund (02/02; 01/92)                              (33.74)     0.20         --         5.37

            AIM V.I.
4AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)               (24.30)     4.69         --        10.37
4AD           Capital Development Fund, Series II (02/02; 05/98)(e)                 (9.23)       --         --         3.77

            ALLIANCE VP
4AB           AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                      --        --         --         8.25(d)
4AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)               (1.05)    13.13      13.43        12.40

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (02/02; 05/94)(h)                         (30.06)     3.39         --         4.35
4AV           VP Value, Class II (02/02; 05/96)(h)                                  11.48     10.44         --        11.24

            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (02/02; 09/86)                              (7.95)     5.85       7.46         7.99

            EVERGREEN VA
4CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                (14.09)       --         --         3.24

            FIDELITY VIP
4FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)        (10.13)     8.59         --         8.59
4FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)                 (4.70)       --         --        23.95
4FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)               (22.18)     1.38       4.55         4.80

                                       49

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
4RE           Franklin Real Estate Fund -- Class 2 (02/02; 01/89)(k)                 6.56%     4.65%     10.09%        8.87%
4SI           Franklin Small Cap Value Securities Fund -- Class 2
                (02/02; 05/98)(k)                                                   12.40        --         --         1.96
              (previously FTVIPT Franklin Value Securities Fund -- Class 2)
4MS           Mutual Shares Securities Fund -- Class 2 (02/02; 11/96)(k)             5.73      8.81         --         9.02

            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                          (13.03)       --         --         2.03
4MC           Mid Cap Value Fund (02/02; 05/98)                                     10.69        --         --         5.11

            INVESCO VIF
4ID           Dynamics Fund (02/02; 08/97)                                         (32.01)       --         --         4.46
4FS           Financial Services Fund (02/02; 09/99)                               (11.00)       --         --         8.88
4TC           Technology Fund (02/02; 05/97)                                       (46.53)       --         --         8.62
4TL           Telecommunications Fund (02/02; 09/99)                               (54.61)       --         --       (23.51)

            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)        (38.10)       --         --       (37.08)
4IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)     (24.38)     8.55         --        12.25

            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (02/02; 09/98)                        (25.00)       --         --        (3.16)

            MFS(R)
4MG           Investors Growth Stock Series -- Service Class (02/02; 05/99)(n)     (25.76)       --         --        (1.74)
4MD           New Discovery Series -- Service Class (02/02; 05/98)(n)               (6.42)       --         --        13.10
4UT           Utilities Series -- Service Class (02/02; 01/95)(n)                  (25.25)     9.18         --        12.98

            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -- Class II Shares
              (02/02; 03/95)(o)                                                     (8.29)    10.74         --        13.09
4EU           Pioneer Europe VCT Portfolio -- Class II Shares (02/02; 10/98)(p)    (24.80)       --         --        (6.31)

            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund -- Class IB Shares
              (02/02; 04/98)(q)                                                    (20.75)       --         --         3.13
4PI           Putnam VT International Growth Fund -- Class IB Shares
              (02/02; 01/97)(r)                                                    (21.60)       --         --         8.25
4VS           Putnam VT Vista Fund -- Class IB Shares (02/02; 01/97)(r)            (34.33)       --         --         6.17

            STRONG FUNDS
4SO           Strong Opportunity Fund II -- Advisor Class (02/02; 05/92)(s)         (5.33)    12.75         --        14.80

            WANGER
4IT           International Small Cap (02/02; 05/95)                               (22.14)     6.76         --        14.13
4SP           U.S. Smaller Companies (02/02; 05/95)                                 10.02     11.07         --        16.81
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
4AA           Asset Allocation Fund (02/02; 04/94)(t)                               (8.10)     7.92         --         9.81
4WI           International Equity Fund (02/02; 07/00)                             (17.13)       --         --       (18.34)
4SG           Small Cap Growth Fund (02/02; 05/95)(u)                              (25.30)    (2.93)        --         3.88

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR       5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO
BC5           Blue Chip Advantage Fund (02/02; 09/99)(c)                        (22.58%)         --%          --%      (10.60%)
BD5           Bond Fund (02/02; 10/81)                                           (0.33)        3.76         6.10         9.00
CR5           Capital Resource Fund (02/02; 10/81)                              (24.07)        3.98         5.59        10.77
CM5           Cash Management Fund (02/02; 10/81)                                (3.96)        3.69         3.27         5.15
DE5           Diversified Equity Income Fund (02/02; 09/99)                      (5.43)          --           --        (1.43)
EM5           Emerging Markets Fund (02/02; 05/00)                               (8.70)          --           --       (21.28)
ES5           Equity Select Fund (02/02; 05/01)                                     --           --           --        (8.05)(d)
EI5           Extra Income Fund (02/02; 05/96)                                   (2.82)        0.66           --         1.44
FI5           Federal Income Fund (02/02; 09/99)                                 (1.53)          --           --         2.50
GB5           Global Bond Fund (02/02; 05/96)                                    (6.15)        1.14           --         2.23
GR5           Growth Fund (02/02; 09/99)                                        (35.89)          --           --       (19.37)
IE5           International Fund (02/02; 01/92)                                 (33.81)       (2.65)          --         2.64
MF5           Managed Fund (02/02; 04/86)                                       (17.15)        5.54         7.55         8.92
ND5           NEW DIMENSIONS FUND(R)(02/02; 05/96)                              (22.78)        8.58           --         9.49
SV5           Partners Small Cap Value Fund (02/02; 08/01)                          --           --           --        (0.29)(d)
IV5           S&P 500 Index Fund (02/02; 05/00)                                 (18.88)          --           --       (17.51)
SC5           Small Cap Advantage Fund (02/02; 09/99)                           (13.41)          --           --         0.23
ST5           Stock Fund (02/02; 08/01)                                             --           --           --        (9.69)(d)
SA5           Strategy Aggressive Fund (02/02; 01/92)                           (37.69)        0.25           --         5.43

            AIM V.I.
5AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)            (28.89)        4.75           --        10.44
5AD           Capital Development Fund, Series II (02/02; 05/98)(e)             (14.86)          --           --         3.83

            ALLIANCE VP
5AB           AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                   --           --           --        (8.27)(d)
5AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)            (7.23)       13.21        13.51        12.48

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (02/02; 05/94)(h)                      (34.26)        3.45           --         4.41
5AV           VP Value, Class II (02/02; 05/96)(h)                                4.55        10.51           --        11.32

            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (02/02; 09/86)                          (13.66)        5.92         7.53         8.05

            EVERGREEN VA
5CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)             (19.38)          --           --         3.30

            FIDELITY VIP
5FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)       8.65                        --         8.65
5FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)             (10.63)          --           --        24.05
5FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)            (26.92)        1.43         4.61         4.86

                                       52

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR       5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
5RE           Franklin Real Estate Fund  Class 2 (02/02; 01/89)(k)               (0.14%)       4.71%       10.16%        8.94%
5SI           Franklin Small Cap Value Securities Fund  Class 2
                (02/02; 05/98)(k)                                                 5.47           --           --         2.01
              (previously FTVIPT Franklin Value Securities Fund  Class 2)
5MS           Mutual Shares Securities Fund  Class 2 (02/02; 11/96)(k)           (0.91)        8.88           --         9.09

            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                       (18.39)          --           --         2.08
5MC           Mid Cap Value Fund (02/02; 05/98)                                   3.77           --           --         5.17

            INVESCO VIF
5ID           Dynamics Fund (02/02; 08/97)                                      (36.08)          --           --         4.52
5FS           Financial Services Fund (02/02; 09/99)                            (16.50)          --           --         6.15
5TC           Technology Fund (02/02; 05/97)                                    (49.61)          --           --         8.69
5TL           Telecommunications Fund (02/02; 09/99)                            (57.14)          --           --       (25.70)

            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)     (41.76)          --           --       (38.98)
5IG           International Growth Portfolio: Service Shares
                (02/02; 05/94)(m)                                               (28.97)        8.61           --        12.32

            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (02/02; 09/98)                     (29.55)          --           --        (3.11)

            MFS(R)
5MG           Investors Growth Stock Series  Service Class (02/02; 05/99)(n)    (30.26)          --           --        (4.02)
5MD           New Discovery Series  Service Class (02/02; 05/98)(n)             (12.24)          --           --        13.18
5UT           Utilities Series  Service Class (02/02; 01/95)(n)                 (29.78)        9.25           --        13.06

            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio  Class II Shares
                (02/02; 03/95)(o)                                               (13.98)       10.82           --        13.16
5EU           Pioneer Europe VCT Portfolio  Class II Shares (02/02; 10/98)(p)   (29.36)          --           --        (6.28)

            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund  Class IB Shares
                (02/02; 04/98)(q)                                               (25.58)          --           --         3 18
5PI           Putnam VT International Growth Fund  Class IB Shares
                (02/02; 01/97)(r)                                               (26.38)          --           --         8.31
5VS           Putnam VT Vista Fund  Class IB Shares (02/02; 01/97)(r)           (38.25)          --           --         6.23

            STRONG FUNDS
5SO           Strong Opportunity Fund II  Advisor Class (02/02; 05/92)(s)       (11.22)       12.82           --        14.88

            WANGER
5IT           International Small Cap (02/02; 05/95)                            (26.88)        6.83           --        14.21
5SP           U.S. Smaller Companies (02/02; 05/95)                               3.09        11.14           --        16.89
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
5AA           Asset Allocation Fund (02/02; 04/94)(t)                           (13.80)        7.99           --         9.88
5WI           International Equity Fund (02/02; 07/00)                          (22.21)          --           --       (21.79)
5SG           Small Cap Growth Fund (02/02; 05/95)(u)                           (29.83)       (2.89)          --         3.94

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR       5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO
BC5           Blue Chip Advantage Fund (02/02; 09/99)(c)                        (17.51%)         --%          --%       (8.00%)
BD5           Bond Fund (02/02; 10/81)                                            6.41         3.76         6.10         9.00
CR5           Capital Resource Fund (02/02; 10/81)                              (19.11)        3.98         5.59        10.77
CM5           Cash Management Fund (02/02; 10/81)                                 2.52         3.69         3.27         5.15
DE5           Diversified Equity Income Fund (02/02; 09/99)                       0.94           --           --         1.44
EM5           Emerging Markets Fund (02/02; 05/00)                               (2.58)          --           --       (18.16)
ES5           Equity Select Fund (02/02; 05/01)                                     --           --           --        (1.88)(d)
EI5           Extra Income Fund (02/02; 05/96)                                    3.74         0.66           --         1.44
FI5           Federal Income Fund (02/02; 09/99)                                  5.13           --           --         5.40
GB5           Global Bond Fund (02/02; 05/96)                                     0.16         1.14           --         2.23
GR5           Growth Fund (02/02; 09/99)                                        (31.82)          --           --       (17.01)
IE5           International Fund (02/02; 01/92)                                 (29.58)       (2.65)          --         2.64
MF5           Managed Fund (02/02; 04/86)                                       (11.67)        5.54         7.55         8.92
ND5           NEW DIMENSIONS FUND(R)(02/02; 05/96)                              (17.72)        8.58           --         9.49
SV5           Partners Small Cap Value Fund (02/02; 08/01)                          --           --           --         6.46(d)
IV5           S&P 500 Index Fund (02/02; 05/00)                                 (13.52)          --           --       (14.27)
SC5           Small Cap Advantage Fund (02/02; 09/99)                            (7.65)          --           --         3.16
ST5           Stock Fund (02/02; 08/01)                                             --           --           --        (3.65)(d)
SA5           Strategy Aggressive Fund (02/02; 01/92)                           (33.76)        0.25           --         5.43

            AIM V.I.
5AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)            (24.29)        4.75           --        10.44
5AD           Capital Development Fund, Series II (02/02; 05/98)(e)              (9.20)          --           --         3.83

            ALLIANCE VP
5AB           AllianceBernstein International Value
              Portfolio (Class B) (02/02; 05/01)(f)                                 --           --           --        (2.12)(d)
5AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)            (1.00)       13.21        13.51        12.48

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (02/02; 05/94)(h)                      (30.06)        3.45           --         4.41
5AV           VP Value, Class II (02/02; 05/96)(h)                               11.55        10.51           --        11.32

            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (02/02; 09/86)                           (7.91)        5.92         7.53         8.05

            EVERGREEN VA
5CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)             (14.06)          --           --         3.30

            FIDELITY VIP
5FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)     (10.10)        8.65           --         8.65
5FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)              (4.66)          --           --        24.05
5FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)            (22.17)        1.43         4.61         4.86

                                       55

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
            FTVIPT
5RE           Franklin Real Estate Fund  Class 2 (02/02; 01/89)(k)                6.62%        4.71%       10.16%        8.94%
5SI           Franklin Small Cap Value Securities Fund  Class 2
                (02/02; 05/98)(k)                                                12.47           --           --         2.01
              (previously FTVIPT Franklin Value Securities Fund -- Class 2)
5MS           Mutual Shares Securities Fund  Class 2 (02/02; 11/96)(k)            5.79         8.88           --         9.09

            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                       (13.00)          --           --         2.08
5MC           Mid Cap Value Fund (02/02; 05/98)                                  10.77           --           --         5.17

            INVESCO VIF
5ID           Dynamics Fund (02/02; 08/97)                                      (32.02)          --           --         4.52
5FS           Financial Services Fund (02/02; 09/99)                            (10.97)          --           --         8.95
5TC           Technology Fund (02/02; 05/97)                                    (46.57)          --           --         8.69
5TL           Telecommunications Fund (02/02; 09/99)                            (54.67)          --           --       (23.51)

            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)     (38.13)          --           --       (37.10)
5IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)  (24.38)        8.61           --        12.32

            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (02/02; 09/98)                     (25.00)          --           --        (3.11)

            MFS(R)
5MG           Investors Growth Stock Series  Service Class (02/02; 05/99)(n)    (25.76)          --           --        (1.70)
5MD           New Discovery Series  Service Class (02/02; 05/98)(n)              (6.38)          --           --        13.18
5UT           Utilities Series  Service Class (02/02; 01/95)(n)                 (25.25)        9.25           --        13.06

            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio Class II Shares
                (02/02; 03/95)(o)                                                (8.26)        10.8           --        13.16
5EU           Pioneer Europe VCT Portfolio  Class II Shares (02/02; 10/98)(p)   (24.80)          --           --        (6.28)

            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund  Class IB Shares (02/02; 04/9      (20.74)          --           --         3.18
5PI           Putnam VT International Growth Fund Class IB Shares
                (02/02; 01/97)(r)                                               (21.59)          --           --         8.31
5VS           Putnam VT Vista Fund Class IB Shares (02/02; 01/97)(r)            (34.35)          --           --         6.23

            STRONG FUNDS
5SO           Strong Opportunity Fund II  Advisor Class (02/02; 05/92)(s)        (5.29)       12.82           --        14.88

            WANGER
5IT           International Small Cap (02/02; 05/95)                            (22.13)        6.83           --        14.21
5SP           U.S. Smaller Companies (02/02; 05/95)                              10.09        11.14           --        16.89
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
5AA           Asset Allocation Fund (02/02; 04/94)(t)                            (8.07)        7.99           --         9.88
5WI           International Equity Fund (02/02; 07/00)                          (17.11)          --           --       (18.33)
5SG           Small Cap Growth Fund (02/02; 05/95)(u)                           (25.30)       (2.89)          --         3.94

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(A) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO
BC5           Blue Chip Advantage Fund (02/02; 09/99)(c)                        (22.44%)         --%          --%      (10.46%)
BD5           Bond Fund (02/02; 10/81)                                           (0.20)        3.91         6.25         9.15
CR5           Capital Resource Fund (02/02; 10/81)                              (23.93)        4.13         5.74        10.92
CM5           Cash Management Fund (02/02; 10/81)                                (3.82)        3.84         3.42         5.30
DE5           Diversified Equity Income Fund (02/02; 09/99)                      (5.29)          --           --        (1.28)
EM5           Emerging Markets Fund (02/02; 05/00)                               (8.56)          --           --       (21.14)
ES5           Equity Select Fund (02/02; 05/01)                                     --           --           --        (7.91)(d)
EI5           Extra Income Fund (02/02; 05/96)                                   (2.68)        0.81           --         1.59
FI5           Federal Income Fund (02/02; 09/99)                                 (1.39)          --           --         2.66
GB5           Global Bond Fund (02/02; 05/96)                                    (6.02)        1.29           --         2.38
GR5           Growth Fund (02/02; 09/99)                                        (35.76)          --           --       (19.22)
IE5           International Fund (02/02; 01/92)                                 (33.67)       (2.50)          --         2.79
MF5           Managed Fund (02/02; 04/86)                                       (17.01)        5.69         7.70         9.07
ND5           NEW DIMENSIONS FUND(R)(02/02; 05/96)                              (22.64)        8.73           --         9.64
SV5           Partners Small Cap Value Fund (02/02; 08/01)                          --           --           --        (0.15)(d)
IV5           S&P 500 Index Fund (02/02; 05/00)                                 (18.74)          --           --       (17.37)
SC5           Small Cap Advantage Fund (02/02; 09/99)                           (13.27)          --           --         0.37
ST5           Stock Fund (02/02; 08/01)                                             --           --           --        (9.55)(d)
SA5           Strategy Aggressive Fund (02/02; 01/92)                           (37.55)        0.40           --         5.58

            AIM V.I.
5AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)            (28.75)        4.90           --        10.59
5AD           Capital Development Fund, Series II (02/02; 05/98)(e)             (14.72)          --           --         3.98

            ALLIANCE VP
5AB           AllianceBernstein International Value
              Portfolio (Class B) (02/02; 05/01)(f)                                 --           --           --        (8.13)(d)
5AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)            (7.10)       13.36        13.66        12.63

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (02/02; 05/94)(h)                      (34.12)        3.60           --         4.56
5AV           VP Value, Class II (02/02; 05/96)(h)                                4.70        10.66           --        11.47

            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (02/02; 09/86)                          (13.52)        6.07         7.68         8.20

            EVERGREEN VA
5CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)             (19.24)          --           --         3.45

            FIDELITY VIP
5FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)     (15.55)        8.80           --         8.80
5FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)             (10.50)          --           --        24.20
5FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)            (26.78)        1.58         4.76         5.01

                                       58

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR       5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
5RE           Franklin Real Estate Fund Class 2 (02/02; 01/89)(k)                 0.00%        4.86%       10.31%        9.09%
5SI           Franklin Small Cap Value Securities Fund Class 2
                (02/02; 05/98)(k)                                                 5.62           --           --         2.16
              (previously FTVIPT Franklin Value Securities Fund Class 2)
5MS           Mutual Shares Securities Fund Class 2 (02/02; 11/96)(k)            (0.77)        9.03           --         9.24

            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                       (18.25)          --           --         2.23
5MC           Mid Cap Value Fund (02/02; 05/98)                                   3.92           --           --         5.32

            INVESCO VIF
5ID           Dynamics Fund (02/02; 08/97)                                      (35.94)          --           --         4.67
5FS           Financial Services Fund (02/02; 09/99)                            (16.36)          --           --         6.31
5TC           Technology Fund (02/02; 05/97)                                    (49.47)          --           --         8.84
5TL           Telecommunications Fund (02/02; 09/99)                            (57.00)          --           --       (25.56)

            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares (02/02; 01/00)(m)     (41.62)          --           --       (38.83)
5IG           International Growth Portfolio: Service Shares (02/02; 05/94)(m)  (28.83)        8.76           --        12.47

            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (02/02; 09/98)                     (29.41)          --           --        (2.96)

            MFS(R)
5MG           Investors Growth Stock Series Service Class (02/02; 05/99)(n)     (30.12)          --           --        (3.88)
5MD           New Discovery Series Service Class (02/02; 05/98)(n)              (12.10)          --           --        13.33
5UT           Utilities Series Service Class (02/02; 01/95)(n)                  (29.65)        9.40           --        13.21

            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio Class II Shares
                (02/02; 03/95)(o)                                               (13.84)       10.97           --        13.31
5EU           Pioneer Europe VCT Portfolio Class II Shares (02/02; 10/98)(p)    (29.22)          --           --        (6.13)

            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund Class IB Shares
                (02/02; 04/97)(r)                                               (25.44)          --           --         3.33
5PI           Putnam VT International Growth Fund Class IB Shares
                (02/02; 01/97)(r)                                               (26.24)          --           --         8.46
5VS           Putnam VT Vista Fund Class IB Shares (02/02; 01/97)(r)            (38.11)          --           --         6.38

            STRONG FUNDS
5SO           Strong Opportunity Fund II Advisor Class (02/02; 05/92)(s)        (11.08)       12.97           --        15.03

            WANGER
5IT           International Small Cap (02/02; 05/95)                            (26.74)        6.98           --        14.36
5SP           U.S. Smaller Companies (02/02; 05/95)                               3.24        11.29           --        17.04
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
5AA           Asset Allocation Fund (02/02; 04/94)(t)                           (13.66)        8.14           --        10.03
5WI           International Equity Fund (02/02; 07/00)                          (22.07)          --           --       (21.64)
5SG           Small Cap Growth Fund (02/02; 05/95)(u)                           (29.69)       (2.74)          --         4.09

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS
ENDING DEC. 31, 2001



                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (02/02; 09/99)(c)                        (17.36%)         --%          --%       (7.85%)
BD5           Bond Fund (02/02; 10/81)                                            6.56         3.91         6.25         9.15
CR5           Capital Resource Fund (02/02; 10/81)                              (18.96)        4.13         5.74        10.92
CM5           Cash Management Fund (02/02; 10/81)                                 2.67         3.84         3.42         5.30
DE5           Diversified Equity Income Fund (02/02; 09/99)                       1.09           --           --         1.59
EM5           Emerging Markets Fund (02/02; 05/00)                               (2.43)          --           --       (18.01)
ES5           Equity Select Fund (02/02; 05/01)                                     --           --           --        (1.73)(d)
EI5           Extra Income Fund (02/02; 05/96)                                    3.89         0.81           --         1.59
FI5           Federal Income Fund (02/02; 09/99)                                  5.28           --           --         5.55
GB5           Global Bond Fund (02/02; 05/96)                                     0.31         1.29           --         2.38
GR5           Growth Fund (02/02; 09/99)                                        (31.67)          --           --       (16.86)
IE5           International Fund (02/02; 01/92)                                 (29.43)       (2.50)          --         2.79
MF5           Managed Fund (02/02; 04/86)                                       (11.52)        5.69         7.70         9.07
ND5           NEW DIMENSIONS FUND(R)(02/02; 05/96)                              (17.57)        8.73           --         9.64
SV5           Partners Small Cap Value Fund (02/02; 08/01)                          --           --           --         6.61(d)
IV5           S&P 500 Index Fund (02/02; 05/00)                                 (13.37)          --           --       (14.12)
SC5           Small Cap Advantage Fund (02/02; 09/99)                            (7.50)          --           --         3.31
ST5           Stock Fund (02/02; 08/01)                                             --           --           --        (3.50)(d)
SA5           Strategy Aggressive Fund (02/02; 01/92)                           (33.61)        0.40           --         5.58

            AIM V.I.
5AC           Capital Appreciation Fund, Series II (02/02; 05/93)(e)            (24.14)        4.90           --        10.59
5AD           Capital Development Fund, Series II (02/02; 05/98)(e)              (9.05)          --           --         3.98

            ALLIANCE VP
5AB           AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                   --           --           --        (1.97)(d)
5AL           Growth and Income Portfolio (Class B) (02/02; 01/91)(g)            (0.85)       13.36        13.66        12.63

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (02/02; 05/94)(h)                      (29.91)        3.60           --         4.56
5AV           VP Value, Class II (02/02; 05/96)(h)                               11.70        10.66           --        11.47

            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (02/02; 09/86)                           (7.76)        6.07         7.68         8.20

            EVERGREEN VA
5CG           Capital Growth Fund, Class L Shares (02/02; 03/98)(i)             (13.91)          --           --         3.45

            FIDELITY VIP
5FG           Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)      (9.95)        8.80           --         8.80
5FM           Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)              (4.51)          --           --        24.20
5FO           Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)            (22.02)        1.58         4.76         5.01

                                       61

                                                                                          PERFORMANCE OF THE FUND(b)
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)               6.77%        4.86%       10.31%        9.09%
5SI           Franklin Small Cap Value Securities Fund - Class 2
                (02/02; 05/98)(k)                                                12.62           --           --         2.16
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS           Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)           5.94         9.03           --         9.24

            GOLDMAN SACHS VIT
5UE           CORE-SM- U.S. Equity Fund (02/02; 02/98)(l)                       (12.85)          --           --         2.23
5MC           Mid Cap Value Fund (02/02; 05/98)                                  10.92           --           --         5.32

            INVESCO VIF
5ID           Dynamics Fund (02/02; 08/97)                                      (31.87)          --           --         4.67
5FS           Financial Services Fund (02/02; 09/99)                            (10.82)          --           --         9.10
5TC           Technology Fund (02/02; 05/97)                                    (46.42)          --           --         8.84
5TL           Telecommunications Fund (02/02; 09/99)                            (54.52)          --           --       (23.36)

            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
                (02/02; 01/00)(m)                                               (37.98)          --           --       (36.95)
5IG           International Growth Portfolio: Service Shares
                (02/02; 05/94)(m)                                               (24.23)        8.76           --        12.47

            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (02/02; 09/98)                     (24.85)          --           --        (2.96)

            MFS(R)
5MG           Investors Growth Stock Series - Service Class
                (02/02; 05/99)(n)                                               (25.61)          --           --        (1.55)
5MD           New Discovery Series - Service Class (02/02; 05/98)(n)             (6.23)          --           --        13.33
5UT           Utilities Series - Service Class (02/02; 01/95)(n)                (25.10)        9.40           --        13.21

            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio - Class II
                Shares (02/02; 03/95)(o)                                         (8.11)       10.97           --        13.31
5EU           Pioneer Europe VCT Portfolio - Class II
                Shares (02/02; 10/98)(p)                                        (24.65)          --           --        (6.13)

            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB
                Shares (02/02; 04/98)(q)                                        (20.59)          --           --         3.33
5PI           Putnam VT International Growth Fund - Class IB
                Shares (02/02; 01/97)(r)                                        (21.44)          --           --         8.46
5VS           Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)          (34.20)          --           --         6.38

            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
                (02/02; 05/92)(s)                                                (5.14)       12.97           --        15.03

            WANGER
5IT           International Small Cap (02/02; 05/95)                            (21.98)        6.98           --        14.36
5SP           U.S. Smaller Companies (02/02; 05/95)                              10.24        11.29           --        17.04
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
5AA           Asset Allocation Fund (02/02; 04/94)(t)                            (7.92)        8.14           --        10.03
5WI           International Equity Fund (02/02; 07/00)                          (16.96)          --           --       (18.18)
5SG           Small Cap Growth Fund (02/02; 05/95)(u)                           (25.15)       (2.74)          --        4.09

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.
(c) (Commencement date of the subaccount; Commencement date of the fund)
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:              P =    a hypothetical initial payment of $1,000
                  ERV =    Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND ANNUALIZED SIMPLE YIELD


For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include:

- the effect of any applicable surrender charge, or
- any realized or unrealized gains or losses.


ANNUALIZED COMPOUND YIELD


We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7  - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD FOR RAVA ADVANTAGE BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT           INVESTING IN:                                          SIMPLE YIELD       COMPOUND YIELD
CM1                  AXP(R)Variable Portfolio - Cash Management Fund            0.66%               0.66%
CM2                  AXP(R)Variable Portfolio - Cash Management Fund            0.83                0.83

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where:                a =  dividends and investment income
                           earned during the period
                      b =  expenses accrued for the period
                           (net of reimbursements)
                      c =  the average daily number of accumulation units
                           outstanding during the period  that
                           were entitled to receive dividends
                      d =  the maximum offering price per accumulation unit
                           on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD FOR RAVA ADVANTAGE BASED ON THE 30-DAY PERIOD ENDED
DEC. 31, 2001



SUBACCOUNT            INVESTING IN:                                                 YIELD
BD1                   AXP(R) Variable Portfolio - Bond Fund                           5.68%
BD2                   AXP(R) Variable Portfolio - Bond Fund                           5.70
EI1                   AXP(R) Variable Portfolio - Extra Income Fund                  11.09
EI2                   AXP(R) Variable Portfolio - Extra Income Fund                  11.12
FI1                   AXP(R) Variable Portfolio - Federal Income Fund                 5.72
FI2                   AXP(R) Variable Portfolio - Federal Income Fund                 5.68
GB1                   AXP(R) Variable Portfolio - Global Bond Fund                    9.81
GB2                   AXP(R) Variable Portfolio - Global Bond Fund                    9.79


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity
  table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                          www.ambest.com
Fitch (formerly Duff and Phelps)                   www.fitchratings.com
Moody's                                            www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 -- American Express Retirement Advisor Advantage(SM) Variable Annuity (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, ES1, ES2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, SV1, SV2, IV1, IV2, SC1, SC2, ST1, ST2, SA1, SA2, 1AC, 2AC, 1AD, 2AD, 1AB, 2AB, 1AL, 2AL, 1AI, 2AI, 1AV, 2AV, 1SR, 2SR, 1CG, 2CG, 1FG, 2FG, 1FM, 2FM, 1FO, 2FO, 1RE, 2RE, 1SI, 2SI, 1MS, 2MS, 1UE, 2UE, 1MC, 2MC, 1ID, 2ID, 1FS, 2FS, 1TC, 2TC, 1TL, 2TL, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1UT, 2UT, 1PE, 2PE, 1EU, 2EU, 1HS, 2HS, 1PI, 2PI, 1VS, 2VS, 1SO, 2SO, 1IT, 2IT, 1SP, 2SP,1AA, 2AA, 1WI, 2WI, 1SG and 2SG) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 -- American Express Retirement Advisor Advantage(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP


Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001                                   BC1            BC2            BD1            BD2            CR1            CR2
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 51,712,882   $ 42,380,833   $119,640,679   $ 95,301,277   $ 29,069,661   $ 29,328,288
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 40,781,852   $ 33,783,781   $119,883,329   $ 95,430,437   $ 20,382,565   $ 20,250,827
Dividends receivable                                  --             --        554,670        438,531             --             --
Accounts receivable from IDS Life for
  contract purchase payments                          --            815        493,198        101,163          7,999          5,830
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  40,781,852     33,784,596    120,931,197     95,970,131     20,390,564     20,256,657
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                32,827         21,476         96,034         59,932         16,540         12,818
    Contract terminations                          1,095             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 33,922         21,476         96,034         59,932         16,540         12,818
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         40,635,657     33,613,030    120,576,095     95,271,576     20,251,907     20,002,759
Net assets applicable to contracts in
  payment period                                 112,273        150,090        259,068        638,623        122,117        241,080
====================================================================================================================================
Total net assets                            $ 40,747,930   $ 33,763,120   $120,835,163   $ 95,910,199   $ 20,374,024   $ 20,243,839
====================================================================================================================================
Accumulation units outstanding                49,897,109     41,082,633    106,759,873     83,968,345     26,778,956     26,326,833
====================================================================================================================================
Net asset value per accumulation unit       $       0.81   $       0.82   $       1.13   $       1.13   $       0.76   $       0.76
====================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       CM1            CM2            DE1            DE2            EM1            EM2
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $287,243,453   $266,241,664   $ 41,405,512   $ 44,105,970   $  1,156,628   $  1,397,705
                                            ----------------------------------------------------------------------------------------
    at market value                         $287,213,633   $266,220,564   $ 42,020,724   $ 44,767,626   $  1,106,334   $  1,291,337
Dividends receivable                             429,903        402,299             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                   2,316,455        608,322        193,243         74,277          2,941            506
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 289,959,991    267,231,185     42,213,967     44,841,903      1,109,275      1,291,843
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee               230,715        170,470         32,977         27,680            874            811
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                230,715        170,470         32,977         27,680            874            811
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        289,076,487    266,792,790     42,124,684     44,399,283      1,108,401      1,291,032
Net assets applicable to contracts in
  payment period                                 652,789        267,925         56,306        414,940             --             --
====================================================================================================================================
Total net assets                            $289,729,276   $267,060,715   $ 42,180,990   $ 44,814,223   $  1,108,401   $  1,291,032
====================================================================================================================================
Accumulation units outstanding               265,455,463    243,869,987     41,299,277     43,328,168      1,541,506      1,789,442
====================================================================================================================================
Net asset value per accumulation unit       $       1.09   $       1.09   $       1.02   $       1.02   $       0.72   $       0.72
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       ES1            ES2            EI1            EI2            FI1            FI2
ASSETS

Investments in shares of mutual funds and
  portfolios:
    at cost                                 $  2,064,313   $  2,307,874   $ 94,997,466   $ 62,094,057   $ 63,806,682   $ 56,635,681
                                            ----------------------------------------------------------------------------------------
    at market value                         $  2,209,551   $  2,473,989   $ 83,448,589   $ 54,961,666   $ 64,725,633   $ 57,202,596
Dividends receivable                                  --             --        745,664        493,147        301,175        265,220
Accounts receivable from IDS Life for
  contract purchase payments                      16,536          4,000             --         65,827             --        520,532
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,226,087      2,477,989     84,194,253     55,520,640     65,026,808     57,988,348
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                 1,656          1,428         66,749         34,857         52,153         36,263
    Contract terminations                             --             --        110,756             --        148,256             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,656          1,428        177,505         34,857        200,409         36,263
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,224,431      2,476,561     83,871,968     55,368,288     64,646,155     57,583,266
Net assets applicable to contracts in
  payment period                                      --             --        144,780        117,495        180,244        368,819
====================================================================================================================================
Total net assets                            $  2,224,431   $  2,476,561   $ 84,016,748   $ 55,485,783   $ 64,826,399   $ 57,952,085
====================================================================================================================================
Accumulation units outstanding                 2,238,352      2,488,770     88,813,366     58,348,189     56,965,798     50,509,732
====================================================================================================================================
Net asset value per accumulation unit       $       0.99   $       1.00   $       0.94   $       0.95   $       1.13   $       1.14
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       GB1            GB2            GR1            GR2            IE1            IE2
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 24,366,512   $ 16,925,641   $143,524,031   $138,142,853   $ 19,947,944   $ 18,457,675
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 24,402,941   $ 16,942,628   $ 84,467,319   $ 83,907,072   $ 12,566,903   $ 10,654,939
Dividends receivable                             194,445        134,224             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      41,592         33,156         36,007         65,898             --          4,994
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  24,638,978     17,110,008     84,503,326     83,972,970     12,566,903     10,659,933
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                19,563         10,673         67,985         53,115         10,130          6,733
    Contract terminations                             --             --             --             --          6,237             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 19,563         10,673         67,985         53,115         16,367          6,733
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         24,619,415     17,099,335     84,330,906     83,696,603     12,477,568     10,625,560
Net assets applicable to contracts in
  payment period                                      --             --        104,435        223,252         72,968         27,640
====================================================================================================================================
Total net assets                            $ 24,619,415   $ 17,099,335   $ 84,435,341   $ 83,919,855   $ 12,550,536   $ 10,653,200
====================================================================================================================================
Accumulation units outstanding                23,970,170     16,572,087    130,763,635    129,185,546     18,664,324     15,821,074
====================================================================================================================================
Net asset value per accumulation unit       $       1.03   $       1.03   $       0.64   $       0.65   $       0.67   $       0.67
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       MF1            MF2            ND1            ND2            SV1            SV2
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 60,292,437   $ 43,249,885   $356,139,473   $313,080,767   $  5,979,425   $  6,606,855
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 49,957,880   $ 35,998,816   $272,960,324   $245,919,901   $  6,615,755   $  7,325,948
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       7,470         21,008        139,340        342,906        151,707         58,511
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  49,965,350     36,019,824    273,099,664    246,262,807      6,767,462      7,384,459
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                40,181         22,756        218,157        154,416          4,634          4,048
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 40,181         22,756        218,157        154,416          4,634          4,048
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period                      49,466,612     35,351,244    271,620,420    245,113,267      6,762,828      7,380,411
Net assets applicable to contracts
  in payment period                              458,557        645,824      1,261,087        995,124             --             --
====================================================================================================================================
Total net assets                            $ 49,925,169   $ 35,997,068   $272,881,507   $246,108,391   $  6,762,828   $  7,380,411
====================================================================================================================================
Accumulation units outstanding                53,096,445     37,760,282    307,319,932    276,053,946      6,314,047      6,885,287
====================================================================================================================================
Net asset value per accumulation unit       $       0.93   $       0.94   $       0.88   $       0.89   $       1.07   $       1.07
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    IV1           IV2            SC1            SC2            ST1             ST2
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 35,318,036   $ 30,720,504   $ 27,372,382   $ 25,644,608   $    478,915   $    593,160
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 31,838,244   $ 28,188,801   $ 26,178,664   $ 24,598,807   $    496,850   $    606,211
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                     199,065        157,436             --         10,422          2,624            468
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  32,037,309     28,346,237     26,178,664     24,609,229        499,474        606,679
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                24,967         17,498         20,933         15,505            353            324
    Contract terminations                             --             --            248             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 24,967         17,498         21,181         15,505            353            324
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         31,867,060     28,328,739     26,144,365     24,588,882        499,121        606,355
Net assets applicable to contracts in
  payment period                                 145,282             --         13,118          4,842             --             --
====================================================================================================================================
Total net assets                            $ 32,012,342   $ 28,328,739   $ 26,157,483   $ 24,593,724   $    499,121   $    606,355
====================================================================================================================================
Accumulation units outstanding                40,574,978     35,957,387     24,346,498     22,792,239        517,488        628,289
====================================================================================================================================
Net asset value per accumulation unit       $       0.79   $       0.79   $       1.07   $       1.08   $       0.96   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    SA1           SA2            1AC            2AC            1AD             2AD
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $114,824,545   $ 98,709,563   $  1,670,776   $  1,691,550   $  1,116,271   $  1,332,997
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 53,077,901   $ 47,772,232   $  1,669,759   $  1,669,796   $  1,201,714   $  1,433,282
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       9,685         22,576         24,305          8,249         24,029          2,858
Receivable from mutual funds and
  portfolios for share redemptions                    --             --          1,179            882            857            806
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  53,087,586     47,794,808      1,695,243      1,678,927      1,226,600      1,436,946
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                42,782         30,224          1,179            882            857            806
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --         24,305          8,249         24,029          2,858
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 42,782         30,224         25,484          9,131         24,886          3,664
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         52,913,871     47,624,819      1,669,759      1,669,796      1,201,714      1,433,282
Net assets applicable to contracts in
  payment period                                 130,933        139,765             --             --             --             --
====================================================================================================================================
Total net assets                            $ 53,044,804   $ 47,764,584   $  1,669,759   $  1,669,796   $  1,201,714   $  1,433,282
====================================================================================================================================
Accumulation units outstanding                65,574,383     58,747,770      1,711,418      1,710,005      1,224,392      1,459,193
====================================================================================================================================
Net asset value per accumulation unit       $       0.81   $       0.81   $       0.98   $       0.98   $       0.98   $       0.98
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1AB           2AB            1AL            2AL            1AI             2AI
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $    735,118   $    754,189   $  4,095,016   $  5,215,820   $  1,776,574   $  1,796,754
                                            ----------------------------------------------------------------------------------------
    at market value                         $    771,212   $    786,589   $  4,225,204   $  5,365,775   $  1,796,795   $  1,817,484
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       1,180         52,360         81,840         62,215         32,003          3,826
Receivable from mutual funds and
  portfolios for share redemptions                   509            395          2,859          2,756          1,278          1,008
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     772,901        839,344      4,309,903      5,430,746      1,830,076      1,822,318
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                   509            395          2,859          2,756          1,278          1,008
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        1,180         52,360         81,840         62,215         32,003          3,826
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,689         52,755         84,699         64,971         33,281          4,834
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            771,212        786,589      4,205,611      5,353,886      1,794,144      1,817,484
Net assets applicable to contracts in
  payment period                                      --             --         19,593         11,889          2,651             --
====================================================================================================================================
Total net assets                            $    771,212   $    786,589   $  4,225,204   $  5,365,775   $  1,796,795   $  1,817,484
====================================================================================================================================
Accumulation units outstanding                   790,198        804,909      4,363,102      5,550,035      1,926,552      1,950,094
====================================================================================================================================
Net asset value per accumulation unit       $       0.98   $       0.98   $       0.96   $       0.96   $       0.93   $       0.93
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1AV           2AV            1SR            2SR            1CG             2CG
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  7,269,424   $  7,124,635   $  6,022,179   $  4,466,224   $    939,408   $  1,470,791
                                            ----------------------------------------------------------------------------------------
    at market value                         $  7,740,301   $  7,631,737   $  5,403,539   $  3,996,635   $    964,458   $  1,492,882
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      97,202         72,852         11,155          4,509         31,237         11,189
Receivable from mutual funds and
  portfolios for share redemptions                 5,462          4,275          4,314          2,477            662            800
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   7,842,965      7,708,864      5,419,008      4,003,621        996,357      1,504,871
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                 5,462          4,275          4,314          2,477            662            800
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       97,202         72,852         11,155          4,509         31,237         11,189
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                102,664         77,127         15,469          6,986         31,899         11,989
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          7,555,042      7,621,330      5,403,539      3,996,635        964,458      1,492,882
Net assets applicable to contracts in
  payment period                                 185,259         10,407             --             --             --             --
====================================================================================================================================
Total net assets                            $  7,740,301   $  7,631,737   $  5,403,539   $  3,996,635   $    964,458   $  1,492,882
====================================================================================================================================
Accumulation units outstanding                 7,297,887      7,356,170      6,090,449      4,489,864      1,014,962      1,569,856
====================================================================================================================================
Net asset value per accumulation unit       $       1.04   $       1.04   $       0.89   $       0.89   $       0.95   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1FG           2FG            1FM            2FM            1FO             2FO
ASSETS
Investments in shares of mutual funds and
portfolios:
    at cost                                 $  8,040,053   $  6,128,895   $  6,594,332   $  6,894,504   $  2,007,369   $  1,983,435
                                            ----------------------------------------------------------------------------------------
    at market value                         $  8,322,960   $  6,353,602   $  6,949,500   $  7,245,643   $  2,036,350   $  2,028,833
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                     132,588         45,083         67,380         75,967         25,891         16,987
Receivable from mutual funds and
  portfolios for share redemptions                 5,876          3,464          4,904          3,953          1,428          1,125
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   8,461,424      6,402,149      7,021,784      7,325,563      2,063,669      2,046,945
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                 5,876          3,464          4,904          3,953          1,428          1,125
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                      132,588         45,083         67,380         75,967         25,891         16,987
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                138,464         48,547         72,284         79,920         27,319         18,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          8,159,382      6,353,602      6,949,500      7,177,856      2,036,350      2,028,833
Net assets applicable to contracts in
  payment period                                 163,578             --             --         67,787             --             --
====================================================================================================================================
Total net assets                            $  8,322,960   $  6,353,602   $  6,949,500   $  7,245,643   $  2,036,350   $  2,028,833
====================================================================================================================================
Accumulation units outstanding                 8,177,315      6,362,646      6,689,131      6,903,484      2,156,704      2,146,868
====================================================================================================================================
Net asset value per accumulation unit       $       1.00   $       1.00   $       1.04   $       1.04   $       0.94   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1RE           2RE            1SI            2SI            1MS             2MS
ASSETS
Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 24,877,313   $ 31,061,372   $ 11,564,627   $ 13,199,978   $  1,040,871   $    878,534
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 26,463,745   $ 32,992,245   $ 12,869,436   $ 14,607,898   $  1,074,799   $    909,798
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      28,669         75,529         31,093         59,417         33,957            817
Receivable from mutual funds and
  portfolios for share redemptions                20,756         20,246         10,088          8,938            704            498
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  26,513,170     33,088,020     12,910,617     14,676,253      1,109,460        911,113
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                20,756         20,246         10,088          8,938            704            498
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       28,669         75,529         31,093         59,417         33,957            817
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 49,425         95,775         41,181         68,355         34,661          1,315
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         26,422,937     32,809,529     12,865,426     14,565,877      1,074,799        909,798
Net assets applicable to contracts in
  payment period                                  40,808        182,716          4,010         42,021             --             --
====================================================================================================================================
Total net assets                            $ 26,463,745   $ 32,992,245   $ 12,869,436   $ 14,607,898   $  1,074,799   $    909,798
====================================================================================================================================
Accumulation units outstanding                19,803,454     24,476,850      9,583,606     10,800,259      1,114,064        942,403
====================================================================================================================================
Net asset value per accumulation unit       $       1.33   $       1.34   $       1.34   $       1.35   $       0.96   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1UE           2UE            1MC            2MC            1ID             2ID
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 73,400,041   $ 61,773,879   $ 30,860,705   $ 30,232,493   $  1,256,406   $  1,400,520
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 61,360,603   $ 52,274,999   $ 33,835,944   $ 32,636,756   $  1,368,953   $  1,502,622
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                          --         67,150        115,507         62,837          6,636          8,202
Receivable from mutual funds and
  portfolios for share redemptions               148,136         32,680         26,237         20,096            958            761
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  61,508,739     52,374,829     33,977,688     32,719,689      1,376,547      1,511,585
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                49,094         32,680         26,237         20,096            958            761
    Contract terminations                         99,042             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --         67,150        115,507         62,837          6,636          8,202
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                148,136         99,830        141,744         82,933          7,594          8,963
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         61,189,234     52,108,194     33,759,106     32,593,270      1,368,953      1,488,245
Net assets applicable to contracts in
  payment period                                 171,369        166,805         76,838         43,486             --         14,377
====================================================================================================================================
Total net assets                            $ 61,360,603   $ 52,274,999   $ 33,835,944   $ 32,636,756   $  1,368,953   $  1,502,622
====================================================================================================================================
Accumulation units outstanding                71,184,706     60,342,746     24,711,163     23,748,152      1,426,478      1,549,777
====================================================================================================================================
Net asset value per accumulation unit       $       0.86   $       0.86   $       1.37   $       1.37   $       0.96   $       0.96
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1FS           2FS            1TC            2TC            1TL             2TL
ASSETS
Investments in shares of mutual funds and
portfolios:
    at cost                                 $    841,996   $    997,125   $    778,855   $    417,800   $    496,280   $    325,974
                                            ----------------------------------------------------------------------------------------
    at market value                         $    869,140   $  1,043,826   $    827,719   $    445,049   $    516,078   $    339,573
Dividends receivable                               2,873          3,438             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       2,886          7,049         12,996          4,224             10          8,005
Receivable from mutual funds and
  portfolios for share redemptions                   631            582            573            236            392            191
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     875,530      1,054,895        841,288        449,509        516,480        347,769
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                   631            582            573            236            392            191
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        5,759         10,487         12,996          4,224             10          8,005
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  6,390         11,069         13,569          4,460            402          8,196
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            869,140      1,043,826        827,719        445,049        516,078        339,573
Net assets applicable to contracts in
  payment period                                      --             --             --             --             --             --
====================================================================================================================================
Total net assets                            $    869,140   $  1,043,826   $    827,719   $    445,049   $    516,078   $    339,573
====================================================================================================================================
Accumulation units outstanding                   900,903      1,081,186        911,194        489,634        613,528        403,548
====================================================================================================================================
Net asset value per accumulation unit       $       0.96   $       0.97   $       0.91   $       0.91   $       0.84   $       0.84
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1GT           2GT            1IG            2IG            1IP             2IP
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 27,038,087   $ 26,763,306   $ 50,942,233   $ 47,396,787   $ 18,014,621   $ 14,451,831
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 14,436,141   $ 14,783,844   $ 38,964,943   $ 36,904,470   $ 14,291,834   $ 11,604,651
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       6,509         18,094         52,449         53,395         55,148          8,842
Receivable from mutual funds and
  portfolios for share redemptions                11,473          9,217         30,825         22,988         11,157          7,115
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  14,454,123     14,811,155     39,048,217     36,980,853     14,358,139     11,620,608
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                11,473          9,217         30,825         22,988         11,157          7,115
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        6,509         18,094         52,449         53,395         55,148          8,842
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 17,982         27,311         83,274         76,383         66,305         15,957
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         14,432,566     14,779,685     38,863,547     36,794,077     14,226,389     11,490,301
Net assets applicable to contracts in
  payment period                                   3,575          4,159        101,396        110,393         65,445        114,350
====================================================================================================================================
Total net assets                            $ 14,436,141   $ 14,783,844   $ 38,964,943   $ 36,904,470   $ 14,291,834   $ 11,604,651
====================================================================================================================================
Accumulation units outstanding                34,050,475     34,766,823     64,147,250     60,527,027     19,727,365     15,860,418
====================================================================================================================================
Net asset value per accumulation unit       $       0.42   $       0.43   $       0.61   $       0.61   $       0.72   $       0.72
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1MG           2MG            1MD            2MD            1UT             2UT
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 43,105,535   $ 42,029,185   $ 34,514,429   $ 32,053,073   $  2,547,783   $  2,706,934
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 34,386,783   $ 34,000,110   $ 33,044,416   $ 30,681,980   $  2,513,303   $  2,672,004
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      18,488         93,779         21,217         62,180         15,714         16,646
Receivable from mutual funds and
  portfolios for share redemptions                26,927         20,924         25,840         18,823          1,820          1,408
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  34,432,198     34,114,813     33,091,473     30,762,983      2,530,837      2,690,058
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                26,927         20,924         25,840         18,823          1,820          1,408
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       18,488         93,779         21,217         62,180         15,714         16,646
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 45,415        114,703         47,057         81,003         17,534         18,054
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         34,354,362     33,902,717     33,042,178     30,677,400      2,474,789      2,672,004
Net assets applicable to contracts in
  payment period                                  32,421         97,393          2,238          4,580         38,514             --
====================================================================================================================================
Total net assets                            $ 34,386,783   $ 34,000,110   $ 33,044,416   $ 30,681,980   $  2,513,303   $  2,672,004
====================================================================================================================================
Accumulation units outstanding                51,051,303     50,211,519     36,822,197     34,072,333      2,777,731      2,996,710
====================================================================================================================================
Net asset value per accumulation unit       $       0.67   $       0.68   $       0.90   $       0.90   $       0.89   $       0.89
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1PE           2PE            1EU            2EU            1HS             2HS
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  1,060,326   $  1,260,722   $    134,340   $    115,551   $  1,705,244   $  2,095,702
                                            ----------------------------------------------------------------------------------------
    at market value                         $  1,078,212   $  1,283,658   $    139,936   $    118,420   $  1,710,449   $  2,098,225
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      18,367         17,414             --          5,000         10,565         22,356
Receivable from mutual funds and
  portfolios for share redemptions                   747            688            108             64          1,197          1,149
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,097,326      1,301,760        140,044        123,484      1,722,211      2,121,730
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                   747            688            108             64          1,197          1,149
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       18,367         17,414             --          5,000         10,565         22,356
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 19,114         18,102            108          5,064         11,762         23,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,078,212      1,283,658        139,936        118,420      1,710,449      2,098,225
Net assets applicable to contracts in
  payment period                                      --             --             --             --             --             --
====================================================================================================================================
Total net assets                            $  1,078,212   $  1,283,658   $    139,936   $    118,420   $  1,710,449   $  2,098,225
====================================================================================================================================
Accumulation units outstanding                 1,106,491      1,316,285        143,349        121,209      1,743,428      2,136,818
====================================================================================================================================
Net asset value per accumulation unit       $       0.97   $       0.98   $       0.98   $       0.98   $       0.98   $       0.98
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1PI           2PI            1VS            2VS            1SO             2SO
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  2,039,603   $  2,313,122   $126,567,533   $104,162,888   $  3,934,593   $  3,852,006
                                            ----------------------------------------------------------------------------------------
    at market value                         $  2,092,135   $  2,363,246   $ 74,483,171   $ 63,852,496   $  3,711,533   $  3,671,538
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      49,060         56,660             --         54,125         25,848         67,009
Receivable from mutual funds and
  portfolios for share redemptions                 1,428          1,250         69,014         39,863          2,617          1,912
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,142,623      2,421,156     74,552,185     63,946,484      3,739,998      3,740,459
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                 1,428          1,250         59,448         39,863          2,617          1,912
    Contract terminations                             --             --          9,566             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       49,060         56,660             --         54,125         25,848         67,009
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 50,488         57,910         69,014         93,988         28,465         68,921
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,092,135      2,363,246     74,384,443     63,734,762      3,711,533      3,668,157
Net assets applicable to contracts in
  payment period                                      --             --         98,728        117,734             --          3,381
====================================================================================================================================
Total net assets                            $  2,092,135   $  2,363,246   $ 74,483,171   $ 63,852,496   $  3,711,533   $  3,671,538
====================================================================================================================================
Accumulation units outstanding                 2,180,274      2,460,406     87,722,365     74,818,967      3,747,064      3,700,618
====================================================================================================================================
Net asset value per accumulation unit       $       0.96   $       0.96   $       0.85   $       0.85   $       0.99   $       0.99
====================================================================================================================================


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                    1IT           2IT            1SP            2SP            1AA             2AA
ASSETS

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 47,805,554   $ 42,426,921   $ 50,142,172   $ 44,060,106   $  3,149,106   $  3,723,685
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 25,663,389   $ 23,627,517   $ 53,762,660   $ 47,363,850   $  3,110,295   $  3,682,381
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      54,413         42,996             --        102,437          9,847         54,585
Receivable from mutual funds and
  portfolios for share redemptions                20,390         14,808         66,470         29,052         15,824          2,198
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  25,738,192     23,685,321     53,829,130     47,495,339      3,135,966      3,739,164
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                20,390         14,808         42,149         29,052          2,364          2,198
    Contract terminations                             --             --         24,321             --         13,460             --
Payable to mutual funds and portfolios
  for investments purchased                       54,413         42,996             --        102,437             --         54,585
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 74,803         57,804         66,470        131,489         15,824         56,783
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         25,552,121     23,569,698     53,632,104     47,310,776      3,120,142      3,682,381
Net assets applicable to contracts in
  payment period                                 111,268         57,819        130,556         53,074             --             --
====================================================================================================================================
Total net assets                            $ 25,663,389   $ 23,627,517   $ 53,762,660   $ 47,363,850   $  3,120,142   $  3,682,381
====================================================================================================================================
Accumulation units outstanding                30,296,994     27,817,713     46,456,080     40,791,482      3,223,573      3,799,139
====================================================================================================================================
Net asset value per accumulation unit       $       0.84   $       0.85   $       1.15   $       1.16   $       0.97   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                          ----------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                 1WI            2WI            1SG             2SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $    922,365   $  1,075,272   $  1,917,328   $  1,843,295
                                                                          ----------------------------------------------------------
    at market value                                                       $    927,595   $  1,080,049   $  2,095,392   $  1,939,030
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life for contract purchase payments                 9,976          6,562         13,562         45,521
Receivable from mutual funds and portfolios for share redemptions                  669            643          1,538          1,094
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   938,240      1,087,254      2,110,492      1,985,645
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
    Mortality and expense risk fee                                                 669            643          1,538          1,094
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios for investments purchased                 9,976          6,562         13,562         45,521
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               10,645          7,205         15,100         46,615
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                          927,595      1,080,049      2,095,392      1,939,030
Net assets applicable to contracts in
  payment period                                                                    --             --             --             --
====================================================================================================================================
Total net assets                                                          $    927,595   $  1,080,049   $  2,095,392   $  1,939,030
====================================================================================================================================
Accumulation units outstanding                                               1,030,776      1,199,580      2,229,738      2,060,286
====================================================================================================================================
Net asset value per accumulation unit                                     $       0.90   $       0.90   $       0.94   $       0.94
====================================================================================================================================


See accompanying notes to financial statements.

STATEM ENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                BC1            BC2            BD1            BD2            CR1            CR2
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios                $    311,275   $    246,283   $  5,262,706   $  3,983,855   $     63,642   $     62,571
Variable account expenses                  393,817        246,860        790,194        472,628        194,218        153,981
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (82,542)          (577)     4,472,512      3,511,227       (130,576)       (91,410)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
  of investments in mutual
  funds and portfolios:
   Proceeds from sales                   3,465,560      1,644,705        987,617      1,356,308      2,225,725      2,810,088
   Cost of investments sold              4,379,260      2,064,152        977,009      1,344,769      3,239,602      4,256,896
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sale of investments                     (913,700)      (419,447)        10,608         11,539     (1,013,877)    (1,446,808)
Distributions from capital
  gains                                         --             --             --             --             --             --
Net change in unrealized
appreciation or depreciation
  of investments                        (7,186,847)    (5,811,752)       125,819         21,829     (3,287,133)    (3,108,462)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (8,100,547)    (6,231,199)       136,427         33,368     (4,301,010)    (4,555,270)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $ (8,183,089)  $ (6,231,776)  $  4,608,939   $  3,544,595   $ (4,431,586)  $ (4,646,680)
=============================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                                 CM1            CM2            DE1            DE2            EM1            EM2
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios                $  9,256,118   $  8,505,982   $    316,604   $   325,184    $        168   $        198
Variable account expenses                2,478,864      1,812,773        241,031        194,378          7,990          7,638
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          6,777,254      6,693,209         75,573        130,806         (7,822)        (7,440)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
  of investments in mutual funds
  and portfolios:
   Proceeds from sales                  62,081,735     71,342,713        383,077        637,244        139,767        158,567
   Cost of investments sold             62,087,959     71,347,828        376,840        655,823        163,737        190,955
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            (6,224)        (5,115)         6,237        (18,579)       (23,970)       (32,388)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                            (1,569)        (2,181)       318,919        400,925         24,439         30,375
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (7,793)        (7,296)       325,156        382,346            469         (2,013)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          $  6,769,461   $  6,685,913   $    400,729   $    513,152   $     (7,353)  $     (9,453)
=============================================================================================================================


See accompanying notes to financial statements.


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                ES1(1)         ES2(1)          EI1           EI2            FI1            FI2
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios                $         --   $         --   $  7,432,607   $  4,719,306   $  2,028,921   $  1,664,446
Variable account expenses                    5,336          4,556        650,179        326,209        426,601        278,143
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (5,336)        (4,556)     6,782,428      4,393,097      1,602,320      1,386,303
=============================================================================================================================

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                     202,151         22,141      2,146,282      1,316,626      5,050,151      6,096,911
   Cost of investments sold                205,456         22,896      2,450,259      1,477,509      4,934,807      5,991,077
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            (3,305)          (755)      (303,977)      (160,883)       115,344        105,834
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                           145,238        166,115     (4,672,141)    (3,021,874)       303,044        183,508
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             141,933        165,360     (4,976,118)    (3,182,757)       418,388        289,342
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          $    136,597   $    160,804   $  1,806,310   $  1,210,340   $  2,020,708   $  1,675,645
=============================================================================================================================


(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                                 GB1            GB2            GR1            GR2            IE1            IE2
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios                $    702,551   $    472,508   $         --   $         --   $    164,645   $    141,730
Variable account expenses                  187,551         98,400        854,224        644,742        126,794         86,102
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            515,000        374,108       (854,224)      (644,742)        37,851         55,628
=============================================================================================================================

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
  of investments in mutual
  funds and portfolios:
   Proceeds from sales                     547,705        761,222      3,602,416      3,271,396      5,065,193      2,391,380
   Cost of investments sold                539,962        752,421      6,173,622      5,327,863      8,195,035      4,162,922
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             7,743          8,801     (2,571,206)    (2,056,467)    (3,129,842)    (1,771,542)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                          (374,661)      (248,055)   (33,312,633)   (31,681,624)    (1,774,706)    (2,564,164)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (366,918)      (239,254)   (35,883,839)   (33,738,091)    (4,904,548)    (4,335,706)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          $    148,082   $    134,854   $(36,738,063)  $(34,382,833)  $ (4,866,697)  $ (4,280,078)
=============================================================================================================================


See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 MF1            MF2            ND1            ND2         SV1(1)         SV2(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $  1,191,376   $    861,143   $    579,907   $    503,017   $         --   $         --
Variable account expenses                  448,189        256,064      2,352,130      1,580,237          9,562          8,569
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            743,187        605,079     (1,772,223)    (1,077,220)        (9,562)        (8,569)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS-- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   2,463,875      2,581,055      4,254,895      2,528,479          4,927          4,521
   Cost of investments sold              2,996,402      3,194,827      5,704,930      3,354,907          4,793          4,399
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                          (532,527)      (613,772)    (1,450,035)      (826,428)           134            122
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (5,943,562)    (4,117,880)   (43,582,529)   (36,023,903)       636,330        719,093
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (6,476,089)    (4,731,652)   (45,032,564)   (36,850,331)       636,464        719,215
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (5,732,902)  $ (4,126,573)  $(46,804,787)  $(37,927,551)  $    626,902   $    710,646
=============================================================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 IV1            IV2            SC1            SC2         ST1(1)         ST2(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $    202,523   $    167,667   $         --   $         --   $        795   $        788
Variable account expenses                  211,482        134,876        209,229        151,301            716            712
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (8,959)        32,791       (209,229)      (151,301)            79             76
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   1,480,912        838,952      1,027,216        915,840         20,163         75,303
   Cost of investments sold              1,747,542        955,838      1,105,230      1,018,265         19,767         77,068
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (266,630)      (116,886)       (78,014)      (102,425)           396         (1,765)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (2,445,276)    (1,793,989)      (950,703)      (831,931)        17,935         13,051
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (2,711,906)    (1,910,875)    (1,028,717)      (934,356)        18,331         11,286
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (2,720,865)  $ (1,878,084)  $ (1,237,946)  $ (1,085,657)  $     18,410   $     11,362
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 SA1            SA2         1AC(1)         2AC(1)         1AD(1)         2AD(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $    121,255   $    104,694   $         --   $         --   $         --   $         --
Variable account expenses                  549,231        370,030          2,608          1,721          1,907          1,641
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (427,976)      (265,336)        (2,608)        (1,721)        (1,907)        (1,641)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   3,823,757      2,351,519         55,751             --             --        100,891
   Cost of investments sold              8,310,817      4,938,937         63,183             --             --        107,116
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                           (4,487,060)    (2,587,418)        (7,432)            --             --         (6,225)
Distributions from capital gains                --             --        113,227        108,945             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (20,948,920)   (18,639,966)        (1,017)       (21,754)        85,443        100,285
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (25,435,980)   (21,227,384)       104,778         87,191         85,443         94,060
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $(25,863,956)  $(21,492,720)  $    102,170   $     85,470   $     83,536   $     92,419
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                1AB(1)         2AB(1)         1AL(1)         2AL(1)         1AI(1)         2AI(1)
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                    1,028            740          6,103          5,751          2,701          2,098
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (1,028)          (740)        (6,103)        (5,751)        (2,701)        (2,098)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       7,229         15,975          2,910         47,355             --          3,895
   Cost of investments sold                  7,226         16,356          2,913         47,665             --          4,163
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                    3           (381)            (3)          (310)            --           (268)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               36,094         32,400        130,188        149,955         20,221         20,730
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              36,097         32,019        130,185        149,645         20,221         20,462
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $     35,069   $     31,279   $    124,082   $    143,894   $     17,520   $     18,364
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1AV(1)         2AV(1)            1SR            2SR         1CG(1)         2CG(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $    203,131   $    150,549   $         --   $         --
Variable account expenses                   11,475          9,729         33,063         19,366          1,396          2,018
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (11,475)        (9,729)       170,068        131,183         (1,396)        (2,018)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      44,589             --        409,607        167,099         23,337          1,941
   Cost of investments sold                 48,062             --        442,522        182,321         21,783          1,950
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               (3,473)            --        (32,915)       (15,222)         1,554             (9)
Distributions from capital gains                --             --         98,967         73,349             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              470,877        507,102       (464,785)      (348,450)        25,050         22,091
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             467,404        507,102       (398,733)      (290,323)        26,604         22,082
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $    455,929   $    497,373   $   (228,665)  $   (159,140)  $     25,208   $     20,064
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1FG(1)         2FG(1)         1FM(1)         2FM(1)         1FO(1)         2FO(1)
INVESTMENT INCOME
Dividend income from mutual funds
and portfolios                        $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                   12,618          7,836         10,706          8,449          3,354          2,672
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (12,618)        (7,836)       (10,706)        (8,449)        (3,354)        (2,672)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                          --             --             --             --         10,234          7,803
   Cost of investments sold                     --             --             --             --         10,116          7,933
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                                --             --             --             --            118           (130)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              282,907        224,707        355,168        351,139         28,981         45,398
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             282,907        224,707        355,168        351,139         29,099         45,268
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $    270,289   $    216,871   $    344,462   $    342,690   $     25,745   $     42,596
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 1RE            2RE             1SI            2SI          1MS(1)        2MS(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $    592,285   $    687,350   $     27,749   $     31,830   $         --   $         --
Variable account expenses                  153,949        143,861         73,504         63,295          1,361          1,015
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            438,336        543,489        (45,755)       (31,465)        (1,361)        (1,015)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     218,140        144,064        727,623        579,286          1,563         85,390
   Cost of investments sold                207,662        136,774        623,580        527,306          1,533         89,565
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               10,478          7,290        104,043         51,980             30         (4,175)
Distributions from capital gains                --             --        160,532        184,139             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              906,281      1,105,161        774,134        856,927         33,928         31,264
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             916,759      1,112,451      1,038,709      1,093,046         33,958         27,089
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $  1,355,095   $  1,655,940   $    992,954   $  1,061,581   $     32,597   $     26,074
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 1UE            2UE            1MC            2MC          1ID(1)         2ID(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $    277,763   $    234,560   $    293,669   $    284,333   $         --   $         --
Variable account expenses                  551,464        354,012        204,646        142,383          2,084          1,578
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (273,701)      (119,452)        89,023        141,950         (2,084)        (1,578)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   1,734,426      1,078,996        682,917        193,877          7,600         14,922
   Cost of investments sold              2,147,916      1,305,575        595,269        176,217          6,946         15,457
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (413,490)      (226,579)        87,648         17,660            654           (535)
Distributions from capital gains                --             --      1,516,830      1,468,606             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (7,282,490)    (5,877,468)       906,258        801,503        112,547        102,102
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (7,695,980)    (6,104,047)     2,510,736      2,287,769        113,201        101,567
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (7,969,681)  $ (6,223,499)  $  2,599,759   $  2,429,719   $    111,117   $     99,989
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1FS(1)         2FS(1)         1TC(1)         2TC(1)         1TL(1)         2TL(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                    1,459          1,348          1,183            459            916            414
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (1,459)        (1,348)        (1,183)          (459)          (916)          (414)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      35,515         29,424            397             --            400            278
   Cost of investments sold                 35,507         29,648            430             --            386            293
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                    8           (224)           (33)            --             14            (15)
Distributions from capital gains             3,430          4,132             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               27,144         46,701         48,864         27,249         19,798         13,599
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              30,582         50,609         48,831         27,249         19,812         13,584
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $     29,123   $     49,261   $     47,648   $     26,790   $     18,896   $     13,170
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                                 1GT            2GT            1IG            2IG            1IP            2IP
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $     98,213   $     93,750   $    239,566    $   219,706   $        621   $        491
Variable account expenses                  136,304        103,871        301,564        216,992        113,110         70,563
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (38,091)       (10,121)       (61,998)         2,714       (112,489)       (70,072)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     833,472        465,669        151,145         24,431        199,927        234,481
   Cost of investments sold              1,690,080        859,123        202,661         34,484        250,127        273,202
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (856,608)      (393,454)       (51,516)       (10,053)       (50,200)       (38,721)
Distributions from capital gains                --             --             --             --         40,919         32,329
Net change in unrealized
  appreciation or depreciation of
  investments                           (6,499,353)    (6,655,709)    (8,186,408)    (7,319,717)    (3,156,967)    (2,476,219)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (7,355,961)    (7,049,163)    (8,237,924)    (7,329,770)    (3,166,248)    (2,482,611)
Net increase (decrease) in net
  assets resulting from operations    $ (7,394,052)  $ (7,059,284)  $(8,299,922)    $(7,327,056)  $ (3,278,737)  $ (2,552,683)
=============================================================================================================================


See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 1MG            2MG            1MD            2MD         1UT(1)         2UT(1)
INVESTMENT INCOME

Dividend income from mutual funds and
  portfolios                          $     16,777   $     15,999   $         --   $         --   $         --   $         --
Variable account expenses                  253,463        190,580        217,120        155,358          4,238          3,369
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (236,686)      (174,581)      (217,120)      (155,358)        (4,238)        (3,369)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments in mutual funds and
portfolios:
   Proceeds from sales                     588,344        225,405        296,925        201,209        103,687         40,222
   Cost of investments sold                751,767        288,065        333,288        227,973        113,912         40,903
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
investments                               (163,423)       (62,660)       (36,363)       (26,764)       (10,225)          (681)
Distributions from capital gains           202,473        193,086        641,417        576,479             --             --
Net change in unrealized
appreciation or depreciation of
investments                             (6,873,424)    (6,415,382)      (884,200)      (833,867)       (34,480)       (34,930)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (6,834,374)    (6,284,956)      (279,146)      (284,152)       (44,705)       (35,611)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $ (7,071,060)  $ (6,459,537)  $   (496,266)  $   (439,510)  $    (48,943)  $    (38,980)
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1PE(1)         2PE(1)         1EU(1)         2EU(1)         1HS(1)         2HS(1)
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                      $      3,394   $      4,216   $         --   $         --   $         --   $         --
Variable account expenses                    1,333          1,408            250            133          2,478          2,632
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              2,061          2,808           (250)          (133)        (2,478)        (2,632)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       4,657         54,061         14,811             21          6,926         12,324
   Cost of investments sold                  4,681         53,697         14,318             21          6,775         12,165
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                  (24)           364            493             --            151            159
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               17,886         22,936          5,596          2,869          5,205          2,523
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              17,862         23,300          6,089          2,869          5,356          2,682
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      $     19,923   $     26,108   $      5,839   $      2,736   $      2,878   $         50
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1PI(1)         2PI(1)            1VS           2VS         1SO(1)         2SO(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $     13,728   $     13,398
Variable account expenses                    3,052          2,691        718,809        448,604          5,893          4,049
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (3,052)        (2,691)      (718,809)      (448,604)         7,835          9,349
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       7,145          5,041      2,651,781        542,205         25,751         15,609
   Cost of investments sold                  7,061          5,512      4,662,836        991,473         27,275         16,886
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                                84           (471)    (2,011,055)      (449,268)        (1,524)        (1,277)
Distributions from capital gains                --             --      8,994,193      6,840,074        454,410        408,628
Net change in unrealized
  appreciation or depreciation of
  investments                               52,532         50,124    (40,243,494)   (31,629,377)      (223,060)      (180,468)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              52,616         49,653    (33,260,356)   (25,238,571)       229,826        226,883
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $     49,564   $     46,962   $(33,979,165)  $(25,687,175)  $    237,661   $    236,232
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      SEGREGATED ASSET SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                                 1IT            2IT            1SP            2SP         1AA(1)         2AA(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $     23,230   $     18,864   $     19,272   $     23,704
Variable account expenses                  234,391        163,619        387,234        256,502          8,855          8,456
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (234,391)      (163,619)      (364,004)      (237,638)        10,417         15,248
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     929,055        332,956        362,776        106,588         49,546         28,557
   Cost of investments sold              1,624,256        593,399        365,233        112,204         50,500         30,697
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                          (695,201)      (260,443)        (2,457)        (5,616)          (954)        (2,140)
Distributions from capital gains         7,477,081      6,456,348             --             --         30,669         37,877
Net change in unrealized
  appreciation or depreciation of
  investments                          (12,695,973)   (11,400,356)     4,610,313      3,898,993        (38,811)       (41,304)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (5,914,093)    (5,204,451)     4,607,856      3,893,377         (9,096)        (5,567)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (6,148,484)  $ (5,368,070)  $  4,243,852   $  3,655,739   $      1,321   $      9,681
=============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                 SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
(CONTINUED)                               1WI(1)         2WI(1)         1SG(1)         2SG(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $         68   $         86   $         --   $         --
Variable account expenses                    2,383          2,250          4,217          3,924
-----------------------------------------------------------------------------------------------
Investment income (loss) -- net             (2,315)        (2,164)        (4,217)        (3,924)
===============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      89,046        101,259         20,642        248,552
   Cost of investments sold                 94,762        112,404         22,448        317,243
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               (5,716)       (11,145)        (1,806)       (68,691)
Distributions from capital gains                --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                                5,230          4,777        178,064         95,735
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                (486)        (6,368)       176,258         27,044
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $     (2,801)  $     (8,532)  $    172,041   $     23,120
===============================================================================================


(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                BC1              BC2              BD1
OPERATIONS
Investment income (loss) -- net                                        $     (82,542)   $        (577)   $   4,472,512
Net realized gain (loss) on sale of investments                             (913,700)        (419,447)          10,608
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (7,186,847)      (5,811,752)         125,819
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (8,183,089)      (6,231,776)       4,608,939
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 6,713,990        6,771,370       49,725,069
Net transfers(1)                                                           1,293,753        1,958,191       21,962,987
Transfers for policy loans                                                        --          (40,036)              --
Annuity payments                                                              (9,583)         (10,278)         (16,215)
Contract charges                                                             (17,721)         (23,153)         (14,674)
Contract terminations:
    Surrender benefits                                                      (805,610)        (769,340)      (1,194,952)
    Death benefits                                                          (884,333)        (220,527)        (879,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,290,496        7,666,227       69,582,887
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           42,640,523       32,328,669       46,643,337
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  40,747,930    $  33,763,120    $ 120,835,163
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    43,160,879       32,624,409       43,919,764
Contract purchase payments                                                 7,625,134        7,686,234       45,045,501
Net transfers(1)                                                           1,058,740        2,014,717       19,675,405
Transfers for policy loans                                                        --          (46,285)              --
Contract charges                                                             (20,805)         (27,391)         (13,229)
Contract terminations:
    Surrender benefits                                                      (929,594)        (904,763)      (1,077,005)
    Death benefits                                                          (997,245)        (264,288)        (790,563)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          49,897,109       41,082,633      106,759,873
======================================================================================================================
                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                BD2              CR1              CR2
OPERATIONS

Investment income (loss) -- net                                        $   3,511,227    $     130,576)   $     (91,410)
Net realized gain (loss) on sale of investments                               11,539       (1,013,877)      (1,446,808)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          21,829       (3,287,133)      (3,108,462)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            3,544,595       (4,431,586)      (4,646,680)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                42,970,829        4,389,778        4,776,551
Net transfers(1)                                                          18,805,553          594,595       (1,587,827)
Transfers for policy loans                                                   (70,196)              --          (16,136)
Annuity payments                                                             (29,070)          (8,738)         (14,795)
Contract charges                                                             (11,523)          (8,792)         (11,664)
Contract terminations:
    Surrender benefits                                                    (1,777,156)        (673,922)        (674,343)
    Death benefits                                                          (426,007)        (292,495)         (79,495)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            59,462,430        4,000,426        2,392,291
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           32,903,174       20,805,184       22,498,228
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  95,910,199    $  20,374,024    $  20,243,839
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    30,783,302       22,158,834       24,003,237
Contract purchase payments                                                38,716,653        5,314,026        5,867,959
Net transfers(1)                                                          16,518,832          574,720       (2,553,526)
Transfers for policy loans                                                   (59,966)              --          (19,854)
Contract charges                                                             (10,334)         (11,157)         (14,838)
Contract terminations:
    Surrender benefits                                                    (1,594,166)        (874,065)        (848,811)
    Death benefits                                                          (385,976)        (383,402)        (107,334)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          83,968,345       26,778,956       26,326,833
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    CM1              CM2              DE1
OPERATIONS

Investment income (loss) -- net                                        $   6,777,254    $   6,693,209    $      75,573
Net realized gain (loss) on sale of investments                               (6,224)          (5,115)           6,237
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          (1,569)          (2,181)         318,919
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            6,769,461        6,685,913          400,729
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                               342,222,386      369,657,167       14,054,361
Net transfers(1)                                                        (263,139,059)    (281,078,216)      14,212,636
Transfers for policy loans                                                        --         (646,854)              --
Annuity payments                                                              (8,031)         (10,821)          (4,776)
Contract charges                                                             (36,516)         (34,717)          (6,393)
Contract terminations:
    Surrender benefits                                                    (8,710,090)      (9,225,653)        (479,935)
    Death benefits                                                        (3,529,330)        (913,821)        (378,637)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            66,799,360       77,747,085       27,397,256
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          216,160,455      182,627,717       14,383,005
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 289,729,276    $ 267,060,715    $  42,180,990
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   203,921,835      171,785,378       14,226,644
Contract purchase payments                                               317,770,845      341,825,045       13,856,380
Net transfers(1)                                                        (244,865,486)    (259,751,737)      14,080,483
Transfers for policy loans                                                        --         (603,310)              --
Contract charges                                                             (33,798)         (31,998)          (6,381)
Contract terminations:
    Surrender benefits                                                    (8,070,470)      (8,515,673)        (485,399)
    Death benefits                                                        (3,267,463)        (837,718)        (372,450)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         265,455,463      243,869,987       41,299,277
======================================================================================================================
                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    DE2              EM1              EM2
OPERATIONS

Investment income (loss) -- net                                        $     130,806    $       7,822)   $      (7,440)
Net realized gain (loss) on sale of investments                              (18,579)         (23,970)         (32,388)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         400,925           24,439           30,375
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              513,152           (7,353)          (9,453)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                13,752,558          340,551          423,682
Net transfers(1)                                                          19,259,054          306,917          224,616
Transfers for policy loans                                                   (45,235)              --                6
Annuity payments                                                             (15,001)              --               --
Contract charges                                                              (7,748)            (325)            (388)
Contract terminations:
    Surrender benefits                                                      (909,530)         (38,486)         (15,340)
    Death benefits                                                           (47,949)          (3,324)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            31,986,149          605,333          632,576
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           12,314,922          510,421          667,909
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  44,814,223    $   1,108,401    $   1,291,032
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    12,123,600          693,177          905,842
Contract purchase payments                                                13,564,035          474,542          610,461
Net transfers(1)                                                          18,634,557          437,651          296,013
Transfers for policy loans                                                   (44,661)              --                8
Contract charges                                                              (7,724)            (495)            (585)
Contract terminations:
    Surrender benefits                                                      (894,796)         (58,645)         (22,297)
    Death benefits                                                           (46,843)          (4,724)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          43,328,168        1,541,506        1,789,442
======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 ES1(1)           ES2(1)            EI1
OPERATIONS
Investment income (loss) -- net                                        $      (5,336)   $      (4,556)   $   6,782,428
Net realized gain (loss) on sale of investments                               (3,305)            (755)        (303,977)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         145,238          166,115       (4,672,141)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              136,597          160,804        1,806,310
======================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                 1,223,750        1,104,678       26,521,344
Net transfers(2)                                                             865,376        1,222,298        9,620,050
Transfers for policy loans                                                        --           (2,271)              --
Annuity payments                                                                  --               --           (9,476)
Contract charges                                                                 (51)             (93)         (12,818)
Contract terminations:
    Surrender benefits                                                          (821)          (8,855)      (1,051,390)
    Death benefits                                                              (420)              --         (777,077)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,087,834        2,315,757       34,290,633
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --       47,919,805
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   2,224,431    $   2,476,561    $  84,016,748
======================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                            --               --       52,654,863
Contract purchase payments                                                 1,328,039        1,194,587       28,119,894
Net transfers(2)                                                             911,692        1,306,648        9,999,258
Transfers for policy loans                                                        --           (2,764)              --
Contract charges                                                                 (55)             (98)         (13,626)
Contract terminations:
    Surrender benefits                                                          (829)          (9,603)      (1,120,170)
    Death benefits                                                              (495)              --         (826,853)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           2,238,352        2,488,770       88,813,366
======================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  EI2              FI1              FI2
OPERATIONS
Investment income (loss) -- net                                        $   4,393,097    $   1,602,320    $   1,386,303
Net realized gain (loss) on sale of investments                             (160,883)         115,344          105,834
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments       3,021,874)         303,044          183,508
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,210,340        2,020,708        1,675,645
======================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                17,068,500       41,951,942       45,451,233
Net transfers(2)                                                           9,900,374       (3,649,829)      (5,340,773)
Transfers for policy loans                                                   (18,715)              --           13,336
Annuity payments                                                              (7,176)         (17,845)         (21,104)
Contract charges                                                              (7,504)          (5,991)          (4,504)
Contract terminations:
    Surrender benefits                                                    (1,163,675)      (1,083,884)      (1,246,093)
    Death benefits                                                          (412,002)      (1,132,180)        (132,028)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,359,802       36,062,213       38,720,067
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           28,915,641       26,743,478       17,556,373
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  55,485,783    $  64,826,399    $  57,952,085
======================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    31,722,406       24,654,215       16,257,973
Contract purchase payments                                                18,004,587       37,617,335       40,630,026
Net transfers(2)                                                          10,328,772       (3,318,511)      (5,159,591)
Transfers for policy loans                                                   (33,737)              --           14,016
Contract charges                                                              (7,970)          (5,337)          (4,001)
Contract terminations:
    Surrender benefits                                                    (1,230,737)        (970,409)      (1,110,127)
    Death benefits                                                          (435,132)      (1,011,495)        (118,564)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          58,348,189       56,965,798       50,509,732
======================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         GB1         GB2              GR1
OPERATIONS

Investment income (loss) -- net                                        $     515,000    $     374,108    $    (854,224)
Net realized gain (loss) on sale of investments                                7,743            8,801       (2,571,206)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments        (374,661)        (248,055)     (33,312,633)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              148,082          134,854      (36,738,063)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 6,302,051        3,913,988       16,856,244
Net transfers(1)                                                           4,226,401        4,150,291        6,551,337
Transfers for policy loans                                                        --           (7,782)              --
Annuity payments                                                                  --             (223)          (8,261)
Contract charges                                                              (3,360)          (2,027)         (50,870)
Contract terminations:
    Surrender benefits                                                      (251,279)        (238,993)      (1,763,967)
    Death benefits                                                          (265,966)         (49,779)        (876,449)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            10,007,847        7,765,475       20,708,034
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           14,463,486        9,199,006      100,465,370
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  24,619,415    $  17,099,335    $  84,435,341
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    14,136,694        8,967,857      106,410,129
Contract purchase payments                                                 6,194,256        3,840,138       21,363,294
Net transfers(1)                                                           4,148,142        4,053,818        6,683,732
Transfers for policy loans                                                        --           (6,265)              --
Contract charges                                                              (3,291)          (1,972)         (71,973)
Contract terminations:
    Surrender benefits                                                      (245,710)        (233,242)      (2,419,809)
    Death benefits                                                          (259,921)         (48,247)      (1,201,738)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          23,970,170       16,572,087      130,763,635
======================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      GR2              IE1              IE2
OPERATIONS

Investment income (loss) -- net                                        $    (644,742)   $      37,851    $      55,628
Net realized gain (loss) on sale of investments                           (2,056,467)      (3,129,842)      (1,771,542)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments     (31,681,624)      (1,774,706)      (2,564,164)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (34,382,833)      (4,866,697)      (4,280,078)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                22,672,049        2,526,895        3,347,153
Net transfers(1)                                                           5,300,049          322,065       (1,055,780)
Transfers for policy loans                                                   (73,853)              --           (2,785)
Annuity payments                                                             (13,230)          (5,487)          (1,816)
Contract charges                                                             (82,403)          (5,833)          (7,519)
Contract terminations:
    Surrender benefits                                                    (1,542,695)        (208,700)        (528,184)
    Death benefits                                                          (577,553)        (134,254)         (79,529)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,682,364        2,494,686        1,671,540
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           92,620,324       14,922,547       13,261,738
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  83,919,855    $  12,550,536    $  10,653,200
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    97,753,895       15,669,531       13,967,274
Contract purchase payments                                                29,129,404        3,247,058        4,307,312
Net transfers(1)                                                           5,493,506          239,461       (1,622,539)
Transfers for policy loans                                                   (91,133)              --           (4,766)
Contract charges                                                            (119,314)          (7,867)         (10,211)
Contract terminations:
    Surrender benefits                                                    (2,109,768)        (289,347)        (707,757)
    Death benefits                                                          (871,044)        (194,512)        (108,239)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         129,185,546       18,664,324       15,821,074
======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  MF1              MF2              ND1
OPERATIONS

Investment income (loss) -- net                                        $     743,187    $     605,079    $  (1,772,223)
Net realized gain (loss) on sale of investments                             (532,527)        (613,772)      (1,450,035)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (5,943,562)      (4,117,880)     (43,582,529)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (5,732,902)      (4,126,573)     (46,804,787)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                12,432,772       10,904,709       59,630,863
Net transfers(2)                                                           2,859,791          436,226       31,815,657
Transfers for policy loans                                                        --          (62,185)              --
Annuity payments                                                             (32,558)         (28,440)        (106,582)
Contract charges                                                             (16,001)         (18,959)        (122,887)
Contract terminations:
    Surrender benefits                                                      (883,015)      (1,016,110)      (4,269,471)
    Death benefits                                                        (1,023,983)        (251,211)      (3,154,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            13,337,006        9,964,030       83,793,252
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           42,321,065       30,159,611      235,893,042
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  49,925,169    $  35,997,068    $ 272,881,507
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    39,809,954       28,347,806      219,315,532
Contract purchase payments                                                12,624,783       10,883,619       63,685,877
Net transfers(2)                                                           2,672,442          (71,035)      32,657,262
Transfers for policy loans                                                        --          (62,503)              --
Contract charges                                                             (16,866)         (19,991)        (135,276)
Contract terminations:
    Surrender benefits                                                      (933,490)      (1,055,709)      (4,683,672)
    Death benefits                                                        (1,060,378)        (261,905)      (3,519,791)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          53,096,445       37,760,282      307,319,932
======================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  ND2             SV1(1)           SV2(1)
OPERATIONS

Investment income (loss) -- net                                        $  (1,077,220)   $      (9,562)   $      (8,569)
Net realized gain (loss) on sale of investments                             (826,428)             134              122
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments     (36,023,903)         636,330          719,093
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (37,927,551)         626,902          710,646
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                69,607,526        4,132,831        4,402,590
Net transfers(2)                                                          30,242,168        2,005,237        2,286,137
Transfers for policy loans                                                  (300,355)              --             (822)
Annuity payments                                                             (64,007)              --               --
Contract charges                                                            (209,732)              --               --
Contract terminations:
    Surrender benefits                                                    (4,656,885)          (2,142)          (6,910)
    Death benefits                                                        (1,242,509)              --          (11,230)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            93,376,206        6,135,926        6,669,765
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          190,659,736               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 246,108,391    $   6,762,828    $   7,380,411
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   177,036,037               --               --
Contract purchase payments                                                75,517,249        4,265,176        4,576,323
Net transfers(2)                                                          30,544,238        2,050,945        2,327,936
Transfers for policy loans                                                  (327,660)              --             (891)
Contract charges                                                            (234,162)              --               --
Contract terminations:
    Surrender benefits                                                    (5,097,329)          (2,074)          (6,804)
    Death benefits                                                        (1,384,427)              --          (11,277)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         276,053,946        6,314,047        6,885,287
======================================================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                      IV1             IV2              SC1
OPERATIONS

Investment income (loss) -- net                                        $      (8,959)   $      32,791    $    (209,229)
Net realized gain (loss) on sale of investments                             (266,630)        (116,886)         (78,014)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (2,445,276)      (1,793,989)        (950,703)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (2,720,865)      (1,878,084)      (1,237,946)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                13,255,005       11,375,665        5,853,998
Net transfers(2)                                                           9,098,862       10,347,928        3,157,833
Transfers for policy loans                                                        --           (8,382)              --
Annuity payments                                                             (12,768)          (4,371)          (2,360)
Contract charges                                                              (5,261)          (6,867)          (9,334)
Contract terminations:
    Surrender benefits                                                      (298,965)        (302,197)        (385,481)
    Death benefits                                                          (171,996)         (92,554)        (199,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            21,864,877       21,309,222        8,415,328
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           12,868,330        8,897,601       18,980,101
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  32,012,342    $  28,328,739    $  26,157,483
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    14,083,617        9,811,519       16,348,580
Contract purchase payments                                                16,088,251       13,932,671        5,556,365
Net transfers(2)                                                          11,020,795       12,722,058        3,010,893
Transfers for policy loans                                                        --          (10,599)              --
Contract charges                                                              (6,709)          (8,769)          (9,009)
Contract terminations:
    Surrender benefits                                                      (389,780)        (375,218)        (373,745)
    Death benefits                                                          (221,196)        (114,275)        (186,586)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          40,574,978       35,957,387       24,346,498
======================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                     SC2             ST1(1)           ST2(1)
OPERATIONS

Investment income (loss) -- net                                        $    (151,301)   $          79    $          76
Net realized gain (loss) on sale of investments                             (102,425)             396           (1,765)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments        (831,931)          17,935           13,051
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (1,085,657)          18,410           11,362
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 5,837,161          417,797          530,726
Net transfers(2)                                                           3,277,581           62,954           64,267
Transfers for policy loans                                                   (22,951)              --               --
Annuity payments                                                                (151)              --               --
Contract charges                                                             (10,559)              --               --
Contract terminations:
    Surrender benefits                                                      (501,925)             (40)              --
    Death benefits                                                          (146,546)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,432,610          480,711          594,993
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           17,246,771               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  24,593,724    $     499,121    $     606,355
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    14,830,157               --               --
Contract purchase payments                                                 5,537,409          452,721          563,788
Net transfers(2)                                                           3,075,969           64,809           64,501
Transfers for policy loans                                                   (22,722)              --               --
Contract charges                                                             (10,209)              --               --
Contract terminations:
    Surrender benefits                                                      (478,787)             (42)              --
    Death benefits                                                          (139,578)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          22,792,239          517,488          628,289
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  SA1              SA2           1AC(1)
OPERATIONS

Investment income (loss) -- net                                        $    (427,976)   $    (265,336)   $      (2,608)
Net realized gain (loss) on sale of investments                           (4,487,060)      (2,587,418)          (7,432)
Distributions from capital gains                                                  --               --          113,227
Net change in unrealized appreciation or depreciation of investments     (20,948,920)     (18,639,966)          (1,017)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (25,863,956)     (21,492,720)         102,170
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 9,246,850       12,570,125        1,272,672
Net transfers(2)                                                               1,648          887,054          295,221
Transfers for policy loans                                                        --          (42,648)              --
Annuity payments                                                             (10,453)          (9,925)              --
Contract charges                                                             (33,125)         (48,827)              --
Contract terminations:
    Surrender benefits                                                      (913,800)      (1,190,958)            (304)
    Death benefits                                                          (471,176)        (242,645)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             7,819,944       11,922,176        1,567,589
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           71,088,816       57,335,128               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  53,044,804    $  47,764,584    $   1,669,759
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    58,413,697       46,977,698               --
Contract purchase payments                                                 9,712,757       13,376,509        1,389,052
Net transfers(2)                                                            (929,954)         114,697          322,693
Transfers for policy loans                                                        --          (51,536)              --
Contract charges                                                             (37,329)         (55,627)              --
Contract terminations:
    Surrender benefits                                                    (1,025,427)      (1,350,333)            (327)
    Death benefits                                                          (559,361)        (263,638)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          65,574,383       58,747,770        1,711,418
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 2AC(1)           1AD(1)           2AD(1)
OPERATIONS

Investment income (loss) -- net                                        $      (1,721)   $      (1,907)   $      (1,641)
Net realized gain (loss) on sale of investments                                   --               --           (6,225)
Distributions from capital gains                                             108,945               --               --
Net change in unrealized appreciation or depreciation of investments         (21,754)          85,443          100,285
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) assets resulting from operations                      85,470           83,536           92,419
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   998,022          837,295        1,026,467
Net transfers(2)                                                             586,627          280,883          317,468
Transfers for policy loans                                                        --               --           (1,038)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (323)              --           (2,034)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             1,584,326        1,118,178        1,340,863
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   1,669,796    $   1,201,714    $   1,433,282
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 1,087,142          919,601        1,120,921
Net transfers(2)                                                             623,218          304,791          341,550
Transfers for policy loans                                                        --               --           (1,060)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (355)              --           (2,218)
    Death benefits                                                                --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,710,005        1,224,392        1,459,193
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 1AB(1)           2AB(1)           1AL(1)
OPERATIONS

Investment income (loss) -- net                                        $      (1,028)   $        (740)   $      (6,103)
Net realized gain (loss) on sale of investments                                    3             (381)              (3)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          36,094           32,400          130,188
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               35,069           31,279          124,082
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   574,902          571,388        3,116,862
Net transfers(2)                                                             161,241          184,088          985,097
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --             (289)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --             (166)            (548)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               736,143          755,310        4,101,122
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     771,212    $     786,589    $   4,225,204
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   618,416          608,110        3,331,999
Net transfers(2)                                                             171,782          196,975        1,031,695
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --             (176)            (592)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             790,198          804,909        4,363,102
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 2AL(1)           1AI(1)           2AI(1)
OPERATIONS

Investment income (loss) -- net                                        $      (5,751)   $      (2,701)   $      (2,098)
Net realized gain (loss) on sale of investments                                 (310)              --             (268)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         149,955           20,221           20,730
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              143,894           17,520           18,364
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 3,677,719        1,267,311        1,227,141
Net transfers(2)                                                           1,550,983          512,649          573,507
Transfers for policy loans                                                    (1,703)              --               --
Annuity payments                                                                (164)             (35)              --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (4,954)            (277)          (1,528)
    Death benefits                                                                --             (373)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             5,221,881        1,779,275        1,799,120
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   5,365,775    $   1,796,795    $   1,817,484
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 3,920,141        1,372,449        1,328,329
Net transfers(2)                                                           1,636,834          554,816          623,429
Transfers for policy loans                                                    (1,783)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,157)            (304)          (1,664)
    Death benefits                                                                --             (409)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           5,550,035        1,926,552        1,950,094
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 1AV(1)           2AV(1)            1SR
OPERATIONS

Investment income (loss) -- net                                        $     (11,475)   $      (9,729)   $     170,068
Net realized gain (loss) on sale of investments                               (3,473)              --          (32,915)
Distributions from capital gains                                                  --               --           98,967
Net change in unrealized appreciation or depreciation of investments         470,877          507,102         (464,785)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              455,929          497,373         (228,665)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 5,828,858        5,344,703        2,027,795
Net transfers(2)                                                           1,457,582        1,868,268        2,100,155
Transfers for policy loans                                                        --             (732)              --
Annuity payments                                                                (819)             (63)              --
Contract charges                                                                  --               --           (1,091)
Contract terminations:
    Surrender benefits                                                        (1,249)         (12,707)        (107,149)
    Death benefits                                                                --          (65,105)         (14,150)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             7,284,372        7,134,364        4,005,560
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --        1,626,644
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   7,740,301    $   7,631,737    $   5,403,539
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --        1,692,742
Contract purchase payments                                                 5,997,971        5,522,293        2,218,817
Net transfers(2)                                                           1,301,188        1,912,474        2,315,274
Transfers for policy loans                                                        --             (705)              --
Contract charges                                                                  --               --           (1,219)
Contract terminations:
    Surrender benefits                                                        (1,272)         (12,833)        (119,334)
    Death benefits                                                                --          (65,059)         (15,831)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           7,297,887        7,356,170        6,090,449
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 2SR              1CG(1)           2CG(1)
OPERATIONS

Investment income (loss) -- net                                        $     131,183    $      (1,396)   $      (2,018)
Net realized gain (loss) on sale of investments                              (15,222)           1,554               (9)
Distributions from capital gains                                              73,349               --               --
Net change in unrealized appreciation or depreciation of investments        (348,450)          25,050           22,091
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (159,140)          25,208           20,064
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 1,627,761          660,262        1,077,535
Net transfers(2)                                                           1,370,419          279,284          395,527
Transfers for policy loans                                                   (15,288)              --               --
Annuity payments                                                                  --               --               --
Contract charges                                                              (2,458)              --               --
Contract terminations:
    Surrender benefits                                                       (57,223)            (296)            (244)
    Death benefits                                                            (2,099)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,921,112          939,250        1,472,818
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,234,663               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   3,996,635    $     964,458    $   1,492,882
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     1,282,907               --               --
Contract purchase payments                                                 1,779,788          709,008        1,144,758
Net transfers(2)                                                           1,513,134          306,275          425,359
Transfers for policy loans                                                   (16,900)              --               --
Contract charges                                                              (2,766)              --               --
Contract terminations:
    Surrender benefits                                                       (63,819)            (321)            (261)
    Death benefits                                                            (2,480)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           4,489,864        1,014,962        1,569,856
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 1FG(1)           2FG(1)           1FM(1)
OPERATIONS

Investment income (loss) -- net                                        $     (12,618)   $      (7,836)   $     (10,706)
Net realized gain (loss) on sale of investments                                   --               --               --
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         282,907          224,707          355,168
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              270,289          216,871          344,462
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 5,965,121        4,338,296        5,128,614
Net transfers(2)                                                           2,091,085        1,823,373        1,477,269
Transfers for policy loans                                                        --             (715)              --
Annuity payments                                                                (726)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (2,809)         (24,223)            (443)
    Death benefits                                                                --               --             (402)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,052,671        6,136,731        6,605,038
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   8,322,960    $   6,353,602    $   6,949,500
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 6,188,074        4,505,678        5,194,892
Net transfers(2)                                                           1,992,080        1,882,174        1,495,095
Transfers for policy loans                                                        --             (729)              --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (2,839)         (24,477)            (450)
    Death benefits                                                                --               --             (406)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           8,177,315        6,362,646        6,689,131
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 2FM(1)           1FO(1)           2FO(1)
OPERATIONS

Investment income (loss) -- net                                        $      (8,449)   $      (3,354)   $      (2,672)
Net realized gain (loss) on sale of investments                                   --              118             (130)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         351,139           28,981           45,398
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              342,690           25,745           42,596
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 5,165,530        1,566,086        1,262,715
Net transfers(2)                                                           1,782,687          444,528          724,187
Transfers for policy loans                                                    (2,340)              --               --
Annuity payments                                                                (427)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,687)              (9)            (665)
    Death benefits                                                           (36,810)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,902,953        2,010,605        1,986,237
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   7,245,643    $   2,036,350    $   2,028,833
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 5,216,209        1,683,221        1,369,471
Net transfers(2)                                                           1,732,488          473,492          778,105
Transfers for policy loans                                                    (2,332)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,595)              (9)            (708)
    Death benefits                                                           (37,286)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           6,903,484        2,156,704        2,146,868
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  1RE              2RE              1SI
OPERATIONS

Investment income (loss) -- net                                        $     438,336    $     543,489    $     (45,755)
Net realized gain (loss) on sale of investments                               10,478            7,290          104,043
Distributions from capital gains                                                  --               --          160,532
Net change in unrealized appreciation or depreciation of investments         906,281        1,105,161          774,134
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,355,095        1,655,940          992,954
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 8,885,161       10,446,964        4,041,752
Net transfers(2)                                                           8,981,834       12,674,981        4,664,868
Transfers for policy loans                                                        --          (27,212)              --
Annuity payments                                                              (1,844)          (3,884)          (1,810)
Contract charges                                                              (3,956)          (3,675)          (2,243)
Contract terminations:
    Surrender benefits                                                      (213,105)        (294,970)        (193,616)
    Death benefits                                                          (261,009)         (67,577)         (82,052)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            17,387,081       22,724,627        8,426,899
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            7,721,569        8,611,678        3,449,583
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  26,463,745    $  32,992,245    $  12,869,436
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     6,181,452        6,879,005        2,896,941
Contract purchase payments                                                 6,986,100        8,159,536        3,191,589
Net transfers(2)                                                           7,011,251        9,745,835        3,715,737
Transfers for policy loans                                                        --          (21,550)              --
Contract charges                                                              (3,111)          (2,877)          (1,779)
Contract terminations:
    Surrender benefits                                                      (166,798)        (230,473)        (151,482)
    Death benefits                                                          (205,440)         (52,626)         (67,400)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          19,803,454       24,476,850        9,583,606
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2SI             1MS(1)           2MS(1)
OPERATIONS

Investment income (loss) -- net                                        $     (31,465)   $      (1,361)   $      (1,015)
Net realized gain (loss) on sale of investments                               51,980               30           (4,175)
Distributions from capital gains                                             184,139               --               --
Net change in unrealized appreciation or depreciation of investments         856,927           33,928           31,264
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,061,581           32,597           26,074
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 4,522,531          837,177          649,697
Net transfers(2)                                                           5,794,604          205,025          235,110
Transfers for policy loans                                                    (2,027)              --               --
Annuity payments                                                              (1,529)              --               --
Contract charges                                                              (2,860)              --               --
Contract terminations:
    Surrender benefits                                                      (151,486)              --           (1,083)
    Death benefits                                                           (12,078)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            10,147,155        1,042,202          883,724
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            3,399,162               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  14,607,898    $   1,074,799    $     909,798
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     2,846,415               --               --
Contract purchase payments                                                 3,562,029          895,612          694,027
Net transfers(2)                                                           4,524,344          218,452          249,528
Transfers for policy loans                                                    (1,530)              --               --
Contract charges                                                              (2,263)              --               --
Contract terminations:
    Surrender benefits                                                      (119,134)              --           (1,152)
    Death benefits                                                            (9,602)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          10,800,259        1,114,064          942,403
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  1UE              2UE              1MC
OPERATIONS

Investment income (loss) -- net                                        $    (273,701)   $    (119,452)   $      89,023
Net realized gain (loss) on sale of investments                             (413,490)        (226,579)          87,648
Distributions from capital gains                                                  --               --        1,516,830
Net change in unrealized appreciation or depreciation of investments      (7,282,490)      (5,877,468)         906,258
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (7,969,681)      (6,223,499)       2,599,759
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                11,247,637       11,891,552        9,032,982
Net transfers(2)                                                           5,103,333        5,262,528       10,002,095
Transfers for policy loans                                                        --          (24,460)              --
Annuity payments                                                             (15,794)          (7,300)          (4,549)
Contract charges                                                             (21,579)         (25,706)          (6,832)
Contract terminations:
    Surrender benefits                                                      (953,975)        (660,399)        (232,786)
    Death benefits                                                          (656,027)        (223,897)        (209,063)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            14,703,595       16,212,318       18,581,847
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           54,626,689       42,286,180       12,654,338
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  61,360,603    $  52,274,999    $  33,835,944
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    55,239,000       42,626,277       10,264,919
Contract purchase payments                                                12,436,157       13,184,883        7,058,847
Net transfers(2)                                                           5,367,228        5,578,691        7,737,981
Transfers for policy loans                                                        --          (27,757)              --
Contract charges                                                             (24,432)         (29,269)          (5,370)
Contract terminations:
    Surrender benefits                                                    (1,083,166)        (742,451)        (180,113)
    Death benefits                                                          (750,081)        (247,628)        (165,101)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          71,184,706       60,342,746       24,711,163
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2MC             1ID(1)           2ID(1)
OPERATIONS

Investment income (loss) -- net                                        $     141,950    $      (2,084)   $      (1,578)
Net realized gain (loss) on sale of investments                               17,660              654             (535)
Distributions from capital gains                                           1,468,606               --               --
Net change in unrealized appreciation or depreciation of investments         801,503          112,547          102,102
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            2,429,719          111,117           99,989
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 9,221,589          905,790        1,015,710
Net transfers(2)                                                          12,104,964          352,662          388,587
Transfers for policy loans                                                   (15,381)              --               --
Annuity payments                                                              (1,322)              --             (163)
Contract charges                                                              (8,207)              --               --
Contract terminations:
    Surrender benefits                                                      (329,366)            (616)          (1,501)
    Death benefits                                                          (170,149)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            20,802,128        1,257,836        1,402,633
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            9,404,909               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  32,636,756    $   1,368,953    $   1,502,622
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     7,621,857               --               --
Contract purchase payments                                                 7,185,335        1,027,741        1,136,672
Net transfers(2)                                                           9,348,264          399,410          414,729
Transfers for policy loans                                                   (12,103)              --               --
Contract charges                                                              (6,403)              --               --
Contract terminations:
    Surrender benefits                                                      (256,934)            (673)          (1,624)
    Death benefits                                                          (131,864)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          23,748,152        1,426,478        1,549,777
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 1FS(1)          2FS(1)           1TC(1)
OPERATIONS

Investment income (loss) -- net                                        $      (1,459)   $      (1,348)   $      (1,183)
Net realized gain (loss) on sale of investments                                    8             (224)             (33)
Distributions from capital gains                                               3,430            4,132               --
Net change in unrealized appreciation or depreciation of investments          27,144           46,701           48,864
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               29,123           49,261           47,648
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   615,076          740,869          620,220
Net transfers(2)                                                             230,715          253,940          160,253
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,774)            (244)            (402)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               840,017          994,565          780,071
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     869,140    $   1,043,826    $     827,719
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   660,567          805,555          732,687
Net transfers(2)                                                             246,490          275,889          178,929
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (6,154)            (258)            (422)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             900,903        1,081,186          911,194
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2TC(1)           1TL(1)           2TL(1)
OPERATIONS

Investment income (loss) -- net                                        $        (459)   $        (916)   $        (414)
Net realized gain (loss) on sale of investments                                   --               14              (15)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          27,249           19,798           13,599
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               26,790           18,896           13,170
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   272,604          375,609          233,348
Net transfers(2)                                                             146,055          121,573           97,036
Transfers for policy loans                                                       (40)              --             (917)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (360)              --           (3,064)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               418,259          497,182          326,403
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     445,049    $     516,078    $     339,573
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   322,446          467,676          282,524
Net transfers(2)                                                             167,632          145,852          125,858
Transfers for policy loans                                                       (44)              --           (1,082)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (400)              --           (3,752)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             489,634          613,528          403,548
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    1GT              2GT              1IG
OPERATIONS

Investment income (loss) -- net                                        $     (38,091)   $     (10,121)   $     (61,998)
Net realized gain (loss) on sale of investments                             (856,608)        (393,454)         (51,516)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (6,499,353)      (6,655,709)      (8,186,408)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (7,394,052)      (7,059,284)      (8,299,922)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 4,011,029        5,730,228       14,980,212
Net transfers(1)                                                           2,542,755        2,603,897        9,522,379
Transfers for policy loans                                                        --          (23,450)              --
Annuity payments                                                              (1,091)          (2,178)          (6,037)
Contract charges                                                              (8,500)         (16,036)         (11,672)
Contract terminations:
    Surrender benefits                                                      (315,933)        (227,404)        (409,006)
    Death benefits                                                           (81,265)        (101,131)        (243,905)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,146,995        7,963,926       23,831,971
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           15,683,198       13,879,202       23,432,894
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  14,436,141    $  14,783,844    $  38,964,943
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    22,949,067       20,288,328       29,250,538
Contract purchase payments                                                 7,706,877       10,839,841       22,128,762
Net transfers(1)                                                           4,322,817        4,385,598       13,809,533
Transfers for policy loans                                                        --          (45,348)              --
Contract charges                                                             (19,122)         (37,533)         (19,189)
Contract terminations:
    Surrender benefits                                                      (733,212)        (469,230)        (631,010)
    Death benefits                                                          (175,952)        (194,833)        (391,384)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          34,050,475       34,766,823       64,147,250
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    2IG              1IP              2IP
OPERATIONS

Investment income (loss) -- net                                        $       2,714    $    (112,489)   $     (70,072)
Net realized gain (loss) on sale of investments                              (10,053)         (50,200)         (38,721)
Distributions from capital gains                                                  --           40,919           32,329
Net change in unrealized appreciation or depreciation of investments      (7,319,717)      (3,156,967)      (2,476,219)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (7,327,056)      (3,278,737)      (2,552,683)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                14,291,665        4,029,595        3,536,625
Net transfers(1)                                                           9,953,694        3,406,698        3,104,721
Transfers for policy loans                                                   (49,143)              --           (4,243)
Annuity payments                                                              (3,479)          (5,591)          (3,743)
Contract charges                                                             (17,536)          (3,291)          (4,305)
Contract terminations:
    Surrender benefits                                                      (388,797)        (154,209)        (110,735)
    Death benefits                                                          (214,976)        (127,739)         (38,890)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            23,571,428        7,145,463        6,479,430
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           20,660,098       10,425,108        7,677,904
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  36,904,470    $  14,291,834    $  11,604,651
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    25,763,066       10,774,085        7,957,614
Contract purchase payments                                                21,190,994        5,051,786        4,394,123
Net transfers(1)                                                          14,582,951        4,255,381        3,706,041
Transfers for policy loans                                                   (69,969)              --           (5,825)
Contract charges                                                             (29,188)          (4,139)          (5,461)
Contract terminations:
    Surrender benefits                                                      (598,637)        (188,758)        (135,186)
    Death benefits                                                          (312,190)        (160,990)         (50,888)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          60,527,027       19,727,365       15,860,418
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  1MG              2MG              1MD
OPERATIONS

Investment income (loss) -- net                                        $    (236,686)   $    (174,581)   $    (217,120)
Net realized gain (loss) on sale of investments                             (163,423)         (62,660)         (36,363)
Distributions from capital gains                                             202,473          193,086          641,417
Net change in unrealized appreciation or depreciation of investments      (6,873,424)      (6,415,382)        (884,200)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (7,071,060)      (6,459,537)        (496,266)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                12,812,258       13,407,756       10,978,441
Net transfers(2)                                                           9,300,911        9,808,312        8,706,484
Transfers for policy loans                                                        --          (11,334)              --
Annuity payments                                                              (2,646)          (3,017)            (817)
Contract charges                                                              (8,618)         (11,958)          (7,125)
Contract terminations:
    Surrender benefits                                                      (393,028)        (308,843)        (328,860)
    Death benefits                                                          (140,271)        (129,532)        (214,216)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            21,568,606       22,751,384       19,133,907
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           19,889,237       17,708,263       14,406,775
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  34,386,783    $  34,000,110    $  33,044,416
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    21,973,127       19,520,956       15,060,304
Contract purchase payments                                                17,264,583       18,104,083       12,549,526
Net transfers(2)                                                          12,582,742       13,220,164        9,841,991
Transfers for policy loans                                                        --          (16,378)              --
Contract charges                                                             (12,803)         (18,019)          (8,555)
Contract terminations:
    Surrender benefits                                                      (561,954)        (428,241)        (378,057)
    Death benefits                                                          (194,392)        (171,046)        (243,012)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          51,051,303       50,211,519       36,822,197
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                       2MD           1UT(1)           2UT(1)
OPERATIONS

Investment income (loss) -- net                                        $    (155,358)   $      (4,238)   $      (3,369)
Net realized gain (loss) on sale of investments                              (26,764)         (10,225)            (681)
Distributions from capital gains                                             576,479               --               --
Net change in unrealized appreciation or depreciation of investments        (833,867)         (34,480)         (34,930)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (439,510)         (48,943)         (38,980)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                11,309,994        2,124,621        2,173,364
Net transfers(2)                                                           8,326,647          439,371          542,525
Transfers for policy loans                                                   (21,488)              --             (516)
Annuity payments                                                              (1,028)            (268)              --
Contract charges                                                             (11,665)              --               --
Contract terminations:
    Surrender benefits                                                      (250,725)          (1,478)          (4,389)
    Death benefits                                                           (33,747)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            19,317,988        2,562,246        2,710,984
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           11,803,502               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  30,681,980    $   2,513,303    $   2,672,004
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    12,307,954               --               --
Contract purchase payments                                                12,741,013        2,344,463        2,393,768
Net transfers(2)                                                           9,389,635          434,984          608,446
Transfers for policy loans                                                   (25,357)              --             (568)
Contract charges                                                             (14,113)              --               --
Contract terminations:
    Surrender benefits                                                      (289,439)          (1,716)          (4,936)
    Death benefits                                                           (37,360)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          34,072,333        2,777,731        2,996,710
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  1PE(1)           2PE(1)           1EU(1)
OPERATIONS

Investment income (loss) -- net                                        $       2,061    $       2,808    $        (250)
Net realized gain (loss) on sale of investments                                  (24)             364              493
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          17,886           22,936            5,596
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               19,923           26,108            5,839
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   898,095          714,994           96,006
Net transfers(2)                                                             160,546          543,582           38,091
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (352)          (1,026)              --
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             1,058,289        1,257,550          134,097
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   1,078,212    $   1,283,658    $     139,936
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   938,839          745,187          102,794
Net transfers(2)                                                             168,020          572,167           40,555
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (368)          (1,069)              --
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,106,491        1,316,285          143,349
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2EU(1)           1HS(1)           2HS(1)
OPERATIONS

Investment income (loss) -- net                                        $        (133)   $      (2,478)   $      (2,632)
Net realized gain (loss) on sale of investments                                   --              151              159
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments           2,869            5,205`           2,523
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                2,736            2,878               50
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    61,751        1,390,896        1,650,070
Net transfers(2)                                                              53,933          321,405          450,753
Transfers for policy loans                                                        --               --             (807)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --           (4,730)          (1,841)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               115,684        1,707,571        2,098,175
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     118,420    $   1,710,449    $   2,098,225
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                    64,670        1,420,572        1,681,017
Net transfers(2)                                                              56,539          327,778          458,508
Transfers for policy loans                                                        --               --             (835)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --           (4,922)          (1,872)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             121,209        1,743,428        2,136,818
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                 1PI(1)           2PI(1)            1VS
OPERATIONS

Investment income (loss) -- net                                        $      (3,052)   $      (2,691)   $    (718,809)
Net realized gain (loss) on sale of investments                                   84             (471)      (2,011,055)
Distributions from capital gains                                                  --               --        8,994,193
Net change in unrealized appreciation or depreciation of investments          52,532           50,124      (40,243,494)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               49,564           46,962      (33,979,165)
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 1,534,262        1,525,823       15,797,036
Net transfers(2)                                                             508,344          790,874        6,556,174
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --          (11,857)
Contract charges                                                                  --               --          (42,306)
Contract terminations:
    Surrender benefits                                                           (35)            (413)      (1,205,261)
    Death benefits                                                                --               --         (866,383)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,042,571        2,316,284       20,227,403
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --       88,234,933
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   2,092,135    $   2,363,246    $  74,483,171
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --               --       68,406,853
Contract purchase payments                                                 1,640,626        1,623,905       15,971,024
Net transfers(2)                                                             539,684          836,932        5,571,397
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --          (47,229)
Contract terminations:
    Surrender benefits                                                           (36)            (431)      (1,323,108)
    Death benefits                                                                --               --         (856,572)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           2,180,274        2,460,406       87,722,365
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2VS             1SO(1)           2SO(1)
OPERATIONS

Investment income (loss) -- net                                        $    (448,604)   $       7,835    $       9,349
Net realized gain (loss) on sale of investments                             (449,268)          (1,524)          (1,277)
Distributions from capital gains                                           6,840,074          454,410          408,628
Net change in unrealized appreciation or depreciation of investments     (31,629,377)        (223,060)        (180,468)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (25,687,175)         237,661          236,232
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                19,660,439        2,560,919        2,364,635
Net transfers(2)                                                           6,897,008          913,494        1,074,013
Transfers for policy loans                                                   (33,928)              --               --
Annuity payments                                                              (6,159)              --              (71)
Contract charges                                                             (55,900)              --               --
Contract terminations:
    Surrender benefits                                                    (1,021,512)            (541)          (3,271)
    Death benefits                                                          (290,696)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,149,252        3,473,872        3,435,306
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           64,390,419               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  63,852,496    $   3,711,533    $   3,671,538
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    49,764,177               --               --
Contract purchase payments                                                20,196,251        2,769,914        2,559,785
Net transfers(2)                                                           6,352,975          977,748        1,144,282
Transfers for policy loans                                                   (34,193)              --               --
Contract charges                                                             (63,132)              --               --
Contract terminations:
    Surrender benefits                                                    (1,112,370)            (598)          (3,449)
    Death benefits                                                          (284,741)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          74,818,967        3,747,064        3,700,618
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  1IT              2IT              1SP
OPERATIONS

Investment income (loss) -- net                                        $    (234,391)   $    (163,619)   $    (364,004)
Net realized gain (loss) on sale of investments                             (695,201)        (260,443)          (2,457)
Distributions from capital gains                                           7,477,081        6,456,348               --
Net change in unrealized appreciation or depreciation of investments     (12,695,973)     (11,400,356)       4,610,313
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (6,148,484)      (5,368,070)       4,243,852
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 5,516,656        6,525,652       10,704,962
Net transfers(2)                                                           3,132,241        3,196,285        8,497,550
Transfers for policy loans                                                        --          (22,174)              --
Annuity payments                                                              (3,039)          (2,146)          (7,788)
Contract charges                                                             (11,914)         (15,572)         (16,721)
Contract terminations:
    Surrender benefits                                                      (284,371)        (385,501)        (498,756)
    Death benefits                                                          (232,447)        (132,811)        (541,875)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,117,126        9,163,733       18,137,372
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           23,694,747       19,831,854       31,381,436
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  25,663,389    $  23,627,517    $  53,762,660
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    21,844,002       18,245,122       29,881,218
Contract purchase payments                                                 5,822,402        6,894,850        9,799,940
Net transfers(2)                                                           3,201,244        3,288,789        7,725,129
Transfers for policy loans                                                        --          (31,299)              --
Contract charges                                                             (12,672)         (16,769)         (15,497)
Contract terminations:
    Surrender benefits                                                      (305,412)        (416,135)        (452,233)
    Death benefits                                                          (252,570)        (146,845)        (482,477)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          30,296,994       27,817,713       46,456,080
======================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  2SP             1AA(1)           2AA(1)
OPERATIONS

Investment income (loss) -- net                                        $    (237,638)   $      10,417    $      15,248
Net realized gain (loss) on sale of investments                               (5,616)            (954)          (2,140)
Distributions from capital gains                                                  --           30,669           37,877
Net change in unrealized appreciation or depreciation of investments       3,898,993          (38,811)         (41,304)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            3,655,739            1,321            9,681
======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                10,940,739        1,257,831        1,426,856
Net transfers(2)                                                           8,429,669        1,871,651        2,273,572
Transfers for policy loans                                                   (29,819)              --          (25,507)
Annuity payments                                                              (1,601)              --               --
Contract charges                                                             (20,088)             (51)            (126)
Contract terminations:
    Surrender benefits                                                      (519,636)          (9,704)          (2,095)
    Death benefits                                                          (112,238)            (906)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            18,687,026        3,118,821        3,672,700
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           25,021,085               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  47,363,850    $   3,120,142    $   3,682,381
======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    23,812,549               --               --
Contract purchase payments                                                10,053,634        1,304,764        1,475,852
Net transfers(2)                                                           7,550,055        1,929,862        2,352,845
Transfers for policy loans                                                   (28,015)              --          (27,305)
Contract charges                                                             (18,584)             (53)            (133)
Contract terminations:
    Surrender benefits                                                      (474,882)         (10,000)          (2,120)
    Death benefits                                                          (103,275)          (1,000)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          40,791,482        3,223,573        3,799,139
======================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                1WI(1)         2WI(1)         1SG(1)         2SG(1)
OPERATIONS

Investment income (loss) -- net                                        $    (2,315)   $    (2,164)   $    (4,217)   $    (3,924)
Net realized gain (loss) on sale of investments                             (5,716)       (11,145)        (1,806)       (68,691)
Distributions from capital gains                                                --             --             --             --
Net change in unrealized appreciation or depreciation of investments         5,230          4,777        178,064         95,735
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (2,801)        (8,532)       172,041         23,120
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 602,610        490,980      1,068,838        856,426
Net transfers(2)                                                           328,552        606,011        856,358      1,082,956
Transfers for policy loans                                                      --            (96)            --           (113)
Annuity payments                                                                --             --             --             --
Contract charges                                                               (24)           (59)           (75)           (69)
Contract terminations:
    Surrender benefits                                                        (641)        (8,255)        (1,770)       (23,290)
    Death benefits                                                            (101)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             930,396      1,088,581      1,923,351      1,915,910
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   927,595    $ 1,080,049    $ 2,095,392    $ 1,939,030
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --             --             --             --
Contract purchase payments                                                 668,859        550,610      1,263,608        986,305
Net transfers(2)                                                           362,750        657,790        968,011      1,098,757
Transfers for policy loans                                                      --           (103)            --           (120)
Contract charges                                                               (28)           (65)           (87)           (79)
Contract terminations:
    Surrender benefits                                                        (687)        (8,652)        (1,794)       (24,577)
    Death benefits                                                            (118)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,030,776      1,199,580      2,229,738      2,060,286
===============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                           BC1              BC2              BD1              BD2              CR1
OPERATIONS

Investment income (loss) -- net                  $    (137,750)   $     (60,637)   $   1,635,869    $   1,166,578    $   2,107,911
Net realized gain (loss) on investments                  1,846            4,093          (14,942)         (30,866)          (8,779)
Net change in unrealized appreciation or
  depreciation of investments                       (4,326,209)      (3,289,069)         140,047          117,104       (5,529,484)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,462,113)      (3,345,613)       1,760,974        1,252,816       (3,430,352)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          23,764,569       18,282,228       33,992,470       23,933,966       16,185,787
Net transfers(1)                                    15,006,059        9,555,230         (573,143)         921,634        4,552,730
Transfers for policy loans                                  --          (43,196)              --          (39,684)              --
Annuity payments                                        (8,284)          (9,634)          (7,412)          (9,278)          (4,315)
Contract charges                                        (4,344)          (6,375)          (2,242)          (1,616)          (1,749)
Contract terminations:
    Surrender benefits                                (397,610)        (377,266)        (214,333)        (370,137)        (121,324)
    Death benefits                                    (301,039)         (62,993)        (153,983)         (76,919)         (55,916)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      38,059,351       27,337,994       33,041,357       24,357,966       20,555,213
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      9,043,285        8,336,288       11,841,006        7,292,392        3,680,323
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  42,640,523    $  32,328,669    $  46,643,337    $  32,903,174    $  20,805,184
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               8,144,701        7,503,378       11,675,134        7,185,953        3,227,001
Contract purchase payments                          21,932,154       16,870,196       33,382,251       23,455,801       15,014,134
Net transfers(1)                                    13,756,565        8,712,061         (777,547)         616,059        4,090,977
Transfers for policy loans                                  --          (39,819)              --          (40,717)              --
Contract charges                                        (4,269)          (6,264)          (2,154)          (1,549)          (1,811)
Contract terminations:
    Surrender benefits                                (376,074)        (355,689)        (209,562)        (359,100)        (117,462)
    Death benefits                                    (292,198)         (59,454)        (148,358)         (73,145)         (54,005)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    43,160,879       32,624,409       43,919,764       30,783,302       22,158,834
==================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                          CR2              CM1              CM2              DE1              DE2
OPERATIONS

Investment income (loss) -- net                  $   2,304,831    $   7,988,540    $   6,306,032    $      10,219    $      26,795
Net realized gain (loss) on investments                (14,895)          (1,787)             337           (7,564)          13,048
Net change in unrealized appreciation or
  depreciation of investments                       (6,169,309)         (28,231)         (18,902)         198,443          186,759
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (3,879,373)       7,958,522        6,287,467          201,098          226,602
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          17,174,666      511,338,942      408,824,307        6,919,030        6,425,243
Net transfers(1)                                     3,703,203     (387,101,335)    (295,705,552)       3,947,485        2,650,660
Transfers for policy loans                             (44,308)              --         (357,950)              --          (12,156)
Annuity payments                                        (5,431)          (3,736)          (2,452)          (2,039)          (3,322)
Contract charges                                        (2,168)          (4,257)          (3,949)          (1,629)          (1,974)
Contract terminations:
    Surrender benefits                                (468,016)      (2,137,918)      (2,499,187)         (93,143)        (202,440)
    Death benefits                                    (117,983)      (2,269,079)        (192,508)        (117,603)              --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      20,239,963      119,822,617      110,062,709       10,652,101         8,856,011
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,137,638       88,379,316       66,277,541        3,529,806        3,232,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  22,498,228    $ 216,160,455    $ 182,627,717    $  14,383,005    $  12,314,922
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               5,332,889       87,424,293       65,522,124        3,440,938        3,149,027
Contract purchase payments                          15,801,556      493,785,128      393,971,272        7,046,083        6,576,869
Net transfers(1)                                     3,461,259     (373,059,223)    (284,786,220)       3,956,159        2,616,404
Transfers for policy loans                             (41,192)              --         (345,711)              --          (12,444)
Contract charges                                        (2,226)          (4,041)          (3,739)          (1,666)          (2,013)
Contract terminations:
    Surrender benefits                                (438,756)      (2,060,595)      (2,389,429)         (95,073)        (204,243)
    Death benefits                                    (110,293)      (2,163,727)        (182,919)        (119,797)              --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    24,003,237      203,921,835      171,785,378       14,226,644       12,123,600
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)             EM1(1)           EM2(1)              EI1              EI2              FI1
OPERATIONS

Investment income (loss) -- net                  $      (1,617)   $      (1,802)   $   3,021,440    $   1,850,388    $     902,715
Net realized gain (loss) on investments                (19,466)          (3,573)         (78,559)         (40,375)         (10,748)
Net change in unrealized appreciation or
  depreciation of investments                          (74,733)        (136,743)      (6,946,096)      (4,125,416)         680,388
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (95,816)        (142,118)      (4,003,215)      (2,315,403)       1,572,355
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             406,609          493,078       33,322,614       19,626,411       30,478,995
Net transfers(2)                                       205,089          318,565        8,727,073        4,202,350      (17,694,324)
Transfers for policy loans                                  --               --               --          (40,312)              --
Annuity payments                                            --               --           (4,146)          (2,457)         (13,079)
Contract charges                                            --               (2)          (2,270)          (1,400)          (1,178)
Contract terminations:
    Surrender benefits                                  (5,461)          (1,614)        (277,002)        (410,034)        (288,372)
    Death benefits                                          --               --          (92,960)         (10,754)        (137,937)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         606,237          810,027       41,673,309       23,363,804       12,344,105
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --               --       10,249,711        7,867,240       12,827,018
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     510,421    $     667,909    $  47,919,805    $  28,915,641    $  26,743,478
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --               --       10,137,005        7,774,094       12,795,965
Contract purchase payments                             463,728          538,949       34,115,644       20,141,925       29,733,980
Net transfers(2)                                       236,623          368,853        8,792,036        4,289,699      (17,462,716)
Transfers for policy loans                                  --               --               --          (40,782)              --
Contract charges                                            --               (2)          (2,443)          (1,505)          (1,113)
Contract terminations:
    Surrender benefits                                  (7,174)          (1,958)        (287,825)        (429,253)        (279,782)
    Death benefits                                          --               --          (99,554)         (11,772)        (132,119)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       693,177          905,842       52,654,863       31,722,406       24,654,215
==================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              FI2              GB1              GB2              GR1              GR2
OPERATIONS

Investment income (loss) -- net                  $     712,167    $     125,084    $      89,811    $    (589,709)   $    (440,666)
Net realized gain (loss) on investments                  1,548          (14,792)          (4,110)         (55,924)         (57,656)
Net change in unrealized appreciation or
  depreciation of investments                          434,232          440,640          283,081      (27,219,777)     (24,275,703)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,147,947           550,932         368,782      (27,865,410)     (24,774,025)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          24,330,508        8,373,656        4,266,881       76,168,425       67,703,884
Net transfers(2)                                   (18,749,417)       3,272,943        3,126,228       36,726,326       30,903,431
Transfers for policy loans                             (62,016)              --           (9,285)              --         (228,830)
Annuity payments                                            --               --               --           (6,268)         (13,812)
Contract charges                                          (962)            (661)            (358)         (10,584)         (15,418)
Contract terminations:
    Surrender benefits                                (233,890)         (68,686)         (99,557)        (527,907)        (814,895)
    Death benefits                                     (44,818)         (33,277)          (7,312)        (311,855)         (95,668)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       5,239,405       11,543,975        7,276,597      112,038,137       97,438,692
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     11,169,021        2,368,579        1,553,627       16,292,643       19,955,657
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  17,556,373    $  14,463,486    $   9,199,006    $ 100,465,370    $  92,620,324
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              11,135,246        2,367,731        1,552,116       13,812,928       16,891,257
Contract purchase payments                          23,745,241        8,539,237        4,344,433       62,897,160       56,097,853
Net transfers(2)                                   (18,292,659)       3,334,507        3,191,297       30,424,453       25,747,329
Transfers for policy loans                             (58,306)              --          (10,534)              --         (191,381)
Contract charges                                          (905)            (670)            (366)         (10,101)         (14,707)
Contract terminations:
    Surrender benefits                                (226,176)         (70,326)        (101,723)        (448,836)        (689,722)
    Death benefits                                     (44,468)         (33,785)          (7,366)        (265,475)         (86,734)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,257,973       14,136,694        8,967,857      106,410,129       97,753,895
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              IE1              IE2              MF1              MF2              ND1
OPERATIONS

Investment income (loss) -- net                  $   2,777,536    $   2,549,160    $   2,914,309    $   2,185,907    $  15,073,832
Net realized gain (loss) on investments                (41,065)         (29,675)           2,918           (2,345)           9,959
Net change in unrealized appreciation or
  depreciation of investments                       (5,770,944)      (5,409,322)      (4,600,109)      (3,305,313)     (42,940,933)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (3,034,473)      (2,889,837)      (1,682,882)      (1,121,751)     (27,857,142)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          10,964,924        9,515,063       28,761,252       20,835,146      153,264,585
Net transfers(2)                                     4,338,169        3,743,160        8,456,160        5,311,056       74,382,380
Transfers for policy loans                                  --          (22,923)              --          (63,667)              --
Annuity payments                                        (5,000)            (542)         (16,368)         (12,213)         (62,960)
Contract charges                                        (1,176)          (1,739)          (3,127)          (3,548)         (27,473)
Contract terminations:
    Surrender benefits                                 (88,501)        (345,711)        (215,184)        (387,327)      (1,593,217)
    Death benefits                                     (17,295)         (15,270)         (86,982)         (76,094)        (844,012)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      15,191,121       12,872,038       36,895,751       25,603,353      225,119,303
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,765,899        3,279,537        7,108,196        5,678,009       38,630,881
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  14,922,547    $  13,261,738    $  42,321,065    $  30,159,611    $ 235,893,042
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               2,173,305        2,575,364        6,539,086        5,220,299       32,482,584
Contract purchase payments                           9,834,975        8,407,740       26,215,669       19,010,662      128,097,615
Net transfers(2)                                     3,764,831        3,328,678        7,337,223        4,604,463       60,852,100
Transfers for policy loans                                  --          (20,274)              --          (58,186)              --
Contract charges                                        (1,221)          (1,802)          (2,943)          (3,339)         (24,795)
Contract terminations:
    Surrender benefits                                 (84,922)        (308,955)        (196,871)        (355,255)      (1,369,867)
    Death benefits                                     (17,437)         (13,477)         (82,210)         (70,838)        (722,105)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    15,669,531       13,967,274       39,809,954       28,347,806      219,315,532
==================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              ND2             IV1(1)           IV2(1)            SC1              SC2
OPERATIONS

Investment income (loss) -- net                  $  12,412,760    $      18,131    $      19,676    $     434,218    $     419,360
Net realized gain (loss) on investments                   (852)           2,457          (10,979)          14,831            8,262
Net change in unrealized appreciation or
  depreciation of investments                      (34,388,546)      (1,034,516)        (737,714)        (488,462)        (440,495)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operartions                                 (21,976,638)      (1,013,928)        (729,017)         (39,413)         (12,873)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         126,490,526        9,090,510        6,059,805        8,877,713        8,424,738
Net transfers(2)                                    52,424,517        4,821,117        3,595,378        6,905,822        5,706,614
Transfers for policy loans                            (426,171)              --           (3,120)              --          (37,004)
Annuity payments                                      (946,600)          (1,927)          (2,270)          (2,054)              --
Contract charges                                       (42,218)            (166)            (106)          (2,791)          (3,019)
Contract terminations:
    Surrender benefits                              (2,118,910)         (27,276)         (23,069)        (127,250)        (168,626)
    Death benefits                                    (299,859)              --               --          (36,700)          (3,904)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     175,081,285       13,882,258        9,626,618       15,614,740       13,918,799
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     37,555,089                                          3,404,774        3,340,845
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 190,659,736    $  12,868,330    $   8,897,601    $  18,980,101    $  17,246,771
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              31,537,411               --               --        3,029,109        2,970,291
Contract purchase payments                         104,560,427        9,341,110        6,182,669        7,571,974        7,192,984
Net transfers(2)                                    43,380,357        4,771,871        3,656,757        5,893,700        4,846,964
Transfers for policy loans                            (356,486)              --           (3,152)              --          (31,736)
Contract charges                                       (38,035)            (177)            (114)          (2,453)          (2,646)
Contract terminations:
    Surrender benefits                              (1,790,099)         (29,187)         (24,641)        (111,932)        (142,338)
    Death benefits                                    (257,538)              --               --          (31,818)          (3,362)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   177,036,037       14,083,617        9,811,519       16,348,580       14,830,157
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              SA1              SA2             1SR(1)           2SR(1)            1RE
OPERATIONS

Investment income (loss) -- net                  $  22,074,227    $  17,896,272    $      71,489    $      56,082    $     199,972
Net realized gain (loss) on investments                (83,288)         (19,881)          (6,456)             465           17,458
Net change in unrealized appreciation or
  depreciation of investments                      (41,540,687)     (33,274,335)        (153,855)        (121,139)         661,796
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (19,549,748)     (15,397,944)         (88,822)         (64,592)         879,226
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          58,379,023       47,198,948        1,289,161          687,688        3,952,923
Net transfers(2)                                    26,788,613       19,917,539          430,428          613,750        2,258,641
Transfers for policy loans                                  --         (149,340)              --               --               --
Annuity payments                                        (9,183)         (10,261)              --               --             (267)
Contract charges                                        (4,331)          (4,867)             (58)             (10)            (449)
Contract terminations:
    Surrender benefits                                (262,343)        (845,251)          (4,065)          (2,173)         (12,250)
    Death benefits                                    (159,428)        (145,553)              --               --          (10,858)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      84,732,351       65,961,215        1,715,466        1,299,255        6,187,740
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,906,213        6,771,857               --               --          654,603
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  71,088,816    $  57,335,128    $   1,626,644    $   1,234,663    $   7,721,569
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               3,901,133        4,470,245               --               --          683,371
Contract purchase payments                          37,493,016       30,484,412        1,279,827          679,859        3,508,774
Net transfers(2)                                    17,308,002       12,777,015          417,159          605,264        2,009,204
Transfers for policy loans                                  --          (98,284)              --               --               --
Contract charges                                        (3,286)          (3,725)             (60)             (11)            (381)
Contract terminations:
    Surrender benefits                                (180,704)        (554,374)          (4,184)          (2,205)         (10,637)
    Death benefits                                    (104,464)         (97,591)              --               --           (8,879)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    58,413,697       46,977,698        1,692,742        1,282,907        6,181,452
==================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              2RE              1SI              2SI              1UE              2UE
OPERATIONS

Investment income (loss) -- net                  $     227,293    $     (13,442)   $      (9,939)   $     290,460    $     279,759
Net realized gain (loss) on investments                  3,282            7,701           13,754            1,951            4,031
Net change in unrealized appreciation or
  depreciation of investments                          803,098          513,025          529,496       (5,350,726)      (4,153,158)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,033,673          507,284          533,311       (5,058,315)      (3,869,368)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           3,899,779        1,442,777        1,828,647       31,450,468       23,356,744
Net transfers(2)                                     2,874,014          959,546          527,889       18,054,876       13,324,785
Transfers for policy loans                             (10,828)              --           (1,443)              --          (54,607)
Annuity payments                                            --             (819)              --          (14,132)          (8,973)
Contract charges                                          (396)            (316)            (672)          (6,259)          (8,594)
Contract terminations:
    Surrender benefits                                 (30,402)         (19,536)         (52,353)        (460,586)        (279,402)
    Death benefits                                      (2,465)          (6,520)              --         (292,486)         (87,361)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       6,729,702        2,375,132        2,302,068       48,731,881       36,242,592
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        848,303          567,167          563,783       10,953,123        9,912,956
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   8,611,678    $   3,449,583    $   3,399,162    $  54,626,689    $  42,286,180
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 885,005          589,712          585,846        9,951,016        8,980,927
Contract purchase payments                           3,524,645        1,403,557        1,815,524       29,410,374       21,760,426
Net transfers(2)                                     2,508,608          928,982          495,490       16,601,824       12,292,142
Transfers for policy loans                              (9,747)              --           (1,658)              --          (54,229)
Contract charges                                          (335)            (283)            (599)          (6,140)          (8,424)
Contract terminations:
    Surrender benefits                                 (26,504)         (18,847)         (48,188)        (440,143)        (262,271)
    Death benefits                                      (2,667)          (6,180)              --         (277,931)         (82,294)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,879,005        2,896,941        2,846,415       55,239,000       42,626,277
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)               1MC              2MC            1GT(1)           2GT(1)            1IG(1)
OPERATIONS

Investment income (loss) -- net                  $     328,682    $     253,753    $      32,980    $      43,385    $     281,509
Net realized gain (loss) on investments                  5,022           27,521             (350)            (296)            (769)
Net change in unrealized appreciation or
  depreciation of invesments                         2,037,404        1,576,246       (6,102,593)      (5,323,753)      (3,790,882)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,371,108        1,857,520       (6,069,963)      (5,280,664)      (3,510,142)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           5,581,765        4,323,098       13,079,329       12,016,400       17,043,299
Net transfers(2)                                     2,934,164        1,801,312        8,703,686        7,224,295        9,951,347
Transfers for policy loans                                  --           (4,651)              --           (6,137)              --
Annuity payments                                        (1,478)              --             (510)          (2,036)          (2,015)
Contract charges                                        (1,365)          (2,090)            (363)            (497)            (402)
Contract terminations:
    Surrender benefits                                 (47,829)         (72,494)         (28,981)         (72,012)         (39,014)
    Death benefits                                     (99,129)         (47,254)              --             (147)         (10,179)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       8,366,128        5,997,921       21,753,161       19,159,866       26,943,036
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,917,102        1,549,468               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  12,654,338    $   9,404,909    $  15,683,198    $  13,879,202    $  23,432,894
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               2,022,724        1,633,700               --               --               --
Contract purchase payments                           5,578,158        4,347,757       13,879,649       12,717,378       18,615,165
Net transfers(2)                                     2,807,401        1,763,950        9,104,508        7,659,033       10,691,941
Transfers for policy loans                                  --           (5,399)              --           (5,110)              --
Contract charges                                        (1,210)          (1,846)            (456)            (626)            (474)
Contract terminations:
    Surrender benefits                                 (46,056)         (70,045)         (34,634)         (82,173)         (44,984)
    Death benefits                                     (96,098)         (46,260)              --             (174)         (11,110)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    10,264,919        7,621,857       22,949,067       20,288,328       29,250,538
==================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)             2IG(1)            1IP              2IP             1MG(1)           2MG(1)
OPERATIONS

Investment income (loss) -- net                  $     218,277    $      78,010    $      67,728    $     (53,060)   $     (36,190)
Net realized gain (loss) on investments                 (1,343)         (13,861)           2,785            1,462              911
Net change in unrealized appreciation or
  depreciation of investments                       (3,172,600)        (696,508)        (488,384)      (1,845,328)      (1,613,693)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (2,955,666)        (632,359)        (417,871)      (1,896,926)      (1,648,972)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          14,453,043        5,063,347        3,525,833       13,529,884       11,502,788
Net transfers(2)                                     9,246,483        3,368,099        2,526,300        8,298,424        7,899,234
Transfers for policy loans                             (16,973)              --          (16,787)              --           (3,324)
Annuity payments                                          (962)          (4,560)            (718)          (1,210)            (678)
Contract charges                                          (436)          (1,125)          (1,479)            (312)            (320)
Contract terminations:
    Surrender benefits                                 (65,089)         (36,673)         (59,555)         (28,853)         (40,299)
    Death benefits                                        (302)         (12,522)              --          (11,770)            (166)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      23,615,764        8,376,566        5,973,594       21,786,163       19,357,235
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --        2,680,901        2,122,181               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  20,660,098    $  10,425,108    $   7,677,904    $  19,889,237    $  17,708,263
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --        2,504,403        1,981,118               --               --
Contract purchase payments                          15,860,027        5,054,668        3,552,383       13,664,336       11,627,815
Net transfers(2)                                     9,997,949        3,267,413        2,504,169        8,350,749        7,941,404
Transfers for policy loans                             (19,123)              --          (16,540)              --           (6,030)
Contract charges                                          (519)          (1,200)          (1,575)            (334)            (337)
Contract terminations:
    Surrender benefits                                 (74,917)         (38,291)         (61,941)         (29,061)         (41,724)
    Death benefits                                        (351)         (12,908)              --          (12,563)            (172)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    25,763,066       10,774,085        7,957,614       21,973,127       19,520,956
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)            1MD(1)          2MD(1)           1VS             2VS
OPERATIONS

Investment income (loss) -- net                  $    (33,251)   $    (23,336)   $   (184,812)   $    (58,688)
Net realized gain (loss) on investments                 6,802             (19)         36,979           4,936
Net change in unrealized appreciation or
  depreciation of investments                        (585,813)       (537,226)    (12,849,879)     (9,356,658)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (612,262)       (560,581)    (12,997,712)     (9,410,410)
=============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          9,057,790       7,183,959      61,158,735      46,135,956
Net transfers(2)                                    5,971,464       5,213,858      30,908,317      21,375,164
Transfers for policy loans                                 --          (8,708)             --        (125,709)
Annuity payments                                         (314)           (207)        (10,343)         (9,344)
Contract charges                                         (121)           (116)         (6,219)         (8,801)
Contract terminations:
    Surrender benefits                                 (9,782)        (24,703)       (401,214)       (469,221)
    Death benefits                                         --              --        (233,972)        (15,237)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     15,019,037      12,364,083      91,415,304      66,882,808
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --              --       9,817,341       6,918,021
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 14,406,775    $ 11,803,502    $ 88,234,933    $ 64,390,419
=============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     --              --       7,245,003       5,083,557
Contract purchase payments                          9,129,121       7,166,706      40,890,381      30,821,933
Net transfers(2)                                    5,941,258       5,173,774      20,708,656      14,282,651
Transfers for policy loans                                 --          (7,506)             --         (86,365)
Contract charges                                         (128)           (120)         (4,539)         (6,448)
Contract terminations:
    Surrender benefits                                 (9,947)        (24,900)       (276,589)       (320,332)
    Death benefits                                         --              --        (156,059)        (10,819)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,060,304      12,307,954      68,406,853      49,764,177
=============================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)             1IT             2IT             1SP             2SP
OPERATIONS

Investment income (loss) -- net                  $    758,460    $    638,937    $  1,024,343    $    799,548
Net realized gain (loss) on investments               (22,743)           (950)        (15,012)         (8,450)
Net change in unrealized appreciation or
  depreciation of investments                      (9,801,825)     (7,734,272)     (1,188,467)       (774,100)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (9,066,108)     (7,096,285)       (179,136)         16,998
=============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         20,661,018      16,690,783      19,601,878      15,451,815
Net transfers(2)                                   10,197,285       8,651,164       9,008,521       6,975,569
Transfers for policy loans                                 --         (41,721)             --         (49,608)
Annuity payments                                         (646)         (2,482)         (3,039)           (378)
Contract charges                                       (1,302)         (1,354)         (1,702)         (2,074)
Contract terminations:
    Surrender benefits                                (96,455)       (229,843)       (144,237)       (202,261)
    Death benefits                                    (31,021)         (6,304)        (32,873)        (18,991)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     30,728,879      25,060,243      28,428,548      22,154,072
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,031,976       1,867,896       3,132,024       2,850,015
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 23,694,747    $ 19,831,854    $ 31,381,436    $ 25,021,085
=============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              1,342,920       1,233,713       2,723,041       2,476,379
Contract purchase payments                         13,655,035      11,277,668      18,816,189      14,915,435
Net transfers(2)                                    6,943,900       5,948,499       8,519,816       6,688,350
Transfers for policy loans                                 --         (32,453)             --         (48,680)
Contract charges                                       (1,154)         (1,195)         (1,694)         (2,067)
Contract terminations:
    Surrender benefits                                (71,362)       (175,205)       (142,955)       (198,038)
    Death benefits                                    (25,337)         (5,905)        (33,179)        (18,830)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,844,002      18,245,122      29,881,218      23,812,549
=============================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
---------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund        IDS Life Insurance Company(1)
BC2

BD1                  AXP(R) Variable Portfolio - Bond Fund                       IDS Life Insurance Company(1)
BD2

CR1                  AXP(R) Variable Portfolio - Capital Resource Fund           IDS Life Insurance Company(1)
CR2

CM1                  AXP(R) Variable Portfolio - Cash Management Fund            IDS Life Insurance Company(1)
CM2

DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund  IDS Life Insurance Company(1)
DE2

EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund           IDS Life Insurance Company(2)
EM2

ES1                  AXP(R) Variable Portfolio - Equity Select Fund              IDS Life Insurance Company(1)
ES2

EI1                  AXP(R) Variable Portfolio - Extra Income Fund               IDS Life Insurance Company(1)
EI2

FI1                  AXP(R) Variable Portfolio - Federal Income Fund             IDS Life Insurance Company(1)
FI2

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                IDS Life Insurance Company(1)
GB2

GR1                  AXP(R) Variable Portfolio - Growth Fund                     IDS Life Insurance Company(1)
GR2

IE1                  AXP(R) Variable Portfolio - International Fund              IDS Life Insurance Company(2)
IE2

MF1                  AXP(R) Variable Portfolio - Managed Fund                    IDS Life Insurance Company(1)
MF2

ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          IDS Life Insurance Company(1)
ND2

SV1                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund   IDS Life Insurance Company(3)
SV2

IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund              IDS Life Insurance Company(1)
IV2

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund        IDS Life Insurance Company(4)
SC2

ST1                  AXP(R) Variable Portfolio - Stock Fund                      IDS Life Insurance Company(1)
ST2

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund        IDS Life Insurance Company(1)
SA2

1AC                  AIM V.I. Capital Appreciation Fund, Series II               A I M Advisors, Inc.
2AC

1AD                  AIM V.I. Capital Development Fund, Series II                A I M Advisors, Inc.
2AD

1AB                  Alliance VP AllianceBernstein International                 Alliance Capital Management, L.P.
2AB                   Value Portfolio (Class B)

1AL                  Alliance VP Growth and Income Portfolio (Class B)           Alliance Capital Management, L.P.
2AL

                                       123

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
---------------------------------------------------------------------------------------------------------------
1AI                  American Century(R) VP International, Class II              American Century Investment Management, Inc.
2AI

1AV                  American Century(R) VP Value, Class II                      American Century Investment Management, Inc.
2AV

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio     Calvert Asset Management Company, Inc.(5)
2SR

1CG                  Evergreen VA Capital Growth Fund, Class L Shares            Evergreen Investment Management Company, LLC(6)
2CG

1FG                  Fidelity VIP Growth & Income Portfolio (Service Class 2)    Fidelity Management & Research Company (FMR)(7)
2FG

1FM                  Fidelity VIP Mid Cap Portfolio (Service Class 2)            Fidelity Management & Research Company (FMR)(7)
2FM

1FO                  Fidelity VIP Overseas Portfolio (Service Class 2)           Fidelity Management & Research Company (FMR)(8)
2FO

1RE                  FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.
2RE

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2   Franklin Advisory Services, LLC
2SI                    (previously FTVIPT Franklin Value
                        Securities Fund - Class 2)

1MS                  FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
2MS

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                 Goldman Sachs Asset Management
2UE

1MC                  Goldman Sachs VIT Mid Cap Value Fund                        Goldman Sachs Asset Management
2MC

1ID                  Invesco VIF - Dynamics Fund                                 INVESCO Funds Group, Inc.
2ID

1FS                  Invesco VIF - Financial Services Fund                       INVESCO Funds Group, Inc.
2FS

1TC                  Invesco VIF - Technology Fund                               INVESCO Funds Group, Inc.
2TC

1TL                  Invesco VIF - Telecommunications Fund                       INVESCO Funds Group, Inc.
2TL

1GT                  Janus Aspen Series Global Technology Portfolio:             Janus Capital
2GT                    Service Shares

1IG                  Janus Aspen Series International Growth Portfolio:          Janus Capital
2IG                    Service Shares

1IP                  Lazard Retirement International Equity Portfolio            Lazard Asset Management
2IP

1MG                  MFS(R) Investors Growth Stock Series - Service Class        MFS Investment Management(R)
2MG

1MD                  MFS(R) New Discovery Series - Service Class                 MFS Investment Management(R)
2MD

1UT                  MFS(R) Utilities Series - Service Class                     MFS Investment Management(R)
2UT

1PE                  Pioneer Equity Income VCT Portfolio - Class II Shares       Pioneer
2PE

1EU                  Pioneer Europe VCT Portfolio - Class II Shares              Pioneer
2EU

1HS                  Putnam VT Health Sciences Fund - Class IB Shares            Putnam Investment Management, LLC
2HS

1PI                  Putnam VT International Growth Fund - Class IB Shares       Putnam Investment Management, LLC
2PI

1VS                  Putnam VT Vista Fund - Class IB Shares                      Putnam Investment Management, LLC
2VS

1SO                  Strong Opportunity Fund II - Advisor Class                  Strong Capital Management, Inc.
2SO

                                      124

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
---------------------------------------------------------------------------------------------------------------
1IT                  Wanger International Small Cap                              Liberty Wanger Asset Management, L.P.
2IT

1SP                  Wanger U.S. Smaller Companies                               Liberty Wanger Asset Management, L.P.
2SP                    (previously Wanger U.S. Small Cap)

1AA                  Wells Fargo VT Asset Allocation Fund                        Wells Fargo Funds Management, LLC(9)
2AA

1WI                  Wells Fargo VT International Equity Fund                    Wells Fargo Funds Management, LLC(9)
2WI

1SG                  Wells Fargo VT Small Cap Growth Fund                        Wells Fargo Funds Management, LLC(9)
2SG




(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment adviser. Royce & Associates, LLC and EQSF Advisers, Inc. are the sub-advisers.
(4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(5) SSgA Funds Management, Inc. and Brown Capital Management are the investement sub-advisers.
(6) Pilgrim Baxter Value Investors, Inc. is the sub-investment adviser.
(7) FMR U.K. and FMR Far East are the sub-investment advisers.
(8) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(9) Wells Capital Management Incorporated is the sub-adviser.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES
IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001 and $18,285,051 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                  PERCENTAGE RANGE
---------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                      0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                         0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                          0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                        0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                         0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                               0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund              1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%



IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - International Fund and AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                   PERCENTAGE RANGE
---------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                       0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                        0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                       0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                          0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                         0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                            0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                 0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                          0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund               0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                          0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                    0.060% to 0.035%



The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                        SHARES      NAV
-------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund           4,978,008   $  8.19
BC2                                                                                 4,123,794      8.19
-------------------------------------------------------------------------------------------------------
BD1                  AXP(R) Variable Portfolio - Bond Fund                         11,453,301     10.47
BD2                                                                                 9,117,143     10.47
-------------------------------------------------------------------------------------------------------
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                939,661     21.69
CR2                                                                                   933,588     21.69
-------------------------------------------------------------------------------------------------------
CM1                  AXP(R) Variable Portfolio - Cash Management Fund             287,316,788      1.00
CM2                                                                               266,316,180      1.00
-------------------------------------------------------------------------------------------------------
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund     4,159,687     10.10
DE2                                                                                 4,431,607     10.10
-------------------------------------------------------------------------------------------------------
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                149,388      7.41
EM2                                                                                   174,369      7.41
-------------------------------------------------------------------------------------------------------
ES1                  AXP(R) Variable Portfolio - Equity Select Fund                   217,462     10.16
ES2                                                                                   243,488     10.16
-------------------------------------------------------------------------------------------------------
EI1                  AXP(R) Variable Portfolio - Extra Income Fund                 12,697,285      6.57
EI2                                                                                 8,362,801      6.57
-------------------------------------------------------------------------------------------------------
FI1                  AXP(R) Variable Portfolio - Federal Income Fund                6,263,989     10.33
FI2                                                                                 5,535,927     10.33
-------------------------------------------------------------------------------------------------------
GB1                  AXP(R) Variable Portfolio - Global Bond Fund                   2,556,527      9.55
GB2                                                                                 1,774,962      9.55
-------------------------------------------------------------------------------------------------------
GR1                  AXP(R) Variable Portfolio - Growth Fund                       12,978,972      6.51
GR2                                                                                12,892,886      6.51
-------------------------------------------------------------------------------------------------------
IE1                  AXP(R) Variable Portfolio - International Fund                 1,551,751      8.10
IE2                                                                                 1,315,663      8.10
-------------------------------------------------------------------------------------------------------
MF1                  AXP(R) Variable Portfolio - Managed Fund                       3,239,902     15.42
MF2                                                                                 2,334,619     15.42
-------------------------------------------------------------------------------------------------------
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            17,093,707     15.97
ND2                                                                                15,400,343     15.97
-------------------------------------------------------------------------------------------------------
SV1                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund        617,192     10.72
SV2                                                                                   683,447     10.72
-------------------------------------------------------------------------------------------------------

                                       127

SUBACCOUNT           INVESTMENT                                                        SHARES      NAV
-------------------------------------------------------------------------------------------------------
IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                 4,073,157   $  7.82
IV2                                                                                 3,606,273      7.82
-------------------------------------------------------------------------------------------------------
SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund           2,500,214     10.47
SC2                                                                                 2,349,328     10.47
-------------------------------------------------------------------------------------------------------
ST1                  AXP(R) Variable Portfolio - Stock Fund                            52,358      9.49
ST2                                                                                    63,882      9.49
-------------------------------------------------------------------------------------------------------
SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund           6,360,882      8.34
SA2                                                                                 5,725,049      8.34
-------------------------------------------------------------------------------------------------------
1AC                  AIM V.I. Capital Appreciation Fund, Series II                     76,947     21.70
2AC                                                                                    76,949     21.70
-------------------------------------------------------------------------------------------------------
1AD                  AIM V.I. Capital Development Fund, Series II                     100,646     11.94
2AD                                                                                   120,040     11.94
-------------------------------------------------------------------------------------------------------
1AB                  Alliance VP AllianceBernstein International Value                 78,137      9.87
                       Portfolio (Class B)
2AB                                                                                    79,695      9.87
-------------------------------------------------------------------------------------------------------
1AL                  Alliance VP Growth and Income Portfolio (Class B)                191,793     22.03
2AL                                                                                   243,567     22.03
-------------------------------------------------------------------------------------------------------
1AI                  American Century(R) VP International, Class II                   272,655      6.59
2AI                                                                                   275,794      6.59
-------------------------------------------------------------------------------------------------------
1AV                  American Century(R) VP Value, Class II                         1,040,363      7.44
2AV                                                                                 1,025,771      7.44
-------------------------------------------------------------------------------------------------------
1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio        3,070,193      1.76
2SR                                                                                 2,270,816      1.76
-------------------------------------------------------------------------------------------------------
1CG                  Evergreen VA Capital Growth Fund, Class L Shares                  68,743     14.03
2CG                                                                                   106,406     14.03
-------------------------------------------------------------------------------------------------------
1FG                  Fidelity VIP Growth & Income Portfolio (Service Class 2)         636,799     13.07
2FG                                                                                   486,121     13.07
-------------------------------------------------------------------------------------------------------
1FM                  Fidelity VIP Mid Cap Portfolio (Service Class 2)                 356,567     19.49
2FM                                                                                   371,762     19.49
-------------------------------------------------------------------------------------------------------
1FO                  Fidelity VIP Overseas Portfolio (Service Class 2)                147,455     13.81
2FO                                                                                   146,910     13.81
-------------------------------------------------------------------------------------------------------
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                     1,471,025     17.99
2RE                                                                                 1,833,921     17.99
-------------------------------------------------------------------------------------------------------
1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2      1,181,766     10.89
2SI                    (previously FTVIPT Franklin Value                            1,341,405     10.89
                       Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------------
1MS                  FTVIPT Mutual Shares Securities Fund - Class 2                    76,607     14.03
2MS                                                                                    64,847     14.03
-------------------------------------------------------------------------------------------------------
1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                    5,608,830     10.94
2UE                                                                                 4,778,336     10.94
-------------------------------------------------------------------------------------------------------
1MC                  Goldman Sachs VIT Mid Cap Value Fund                           2,996,984     11.29
2MC                                                                                 2,890,767     11.29
-------------------------------------------------------------------------------------------------------
1ID                  Invesco VIF - Dynamics Fund                                      109,167     12.54
2ID                                                                                   119,826     12.54
-------------------------------------------------------------------------------------------------------
1FS                  Invesco VIF - Financial Services Fund                             69,979     12.42
2FS                                                                                    84,044     12.42
-------------------------------------------------------------------------------------------------------
1TC                  Invesco VIF - Technology Fund                                     53,853     15.37
2TC                                                                                    28,956     15.37
-------------------------------------------------------------------------------------------------------
1TL                  Invesco VIF - Telecommunications Fund                             92,653      5.57
2TL                                                                                    60,965      5.57
-------------------------------------------------------------------------------------------------------
1GT                  Janus Aspen Series Global Technology Portfolio:
                       Service Shares                                               3,538,270      4.08
2GT                                                                                 3,623,491      4.08
-------------------------------------------------------------------------------------------------------
1IG                  Janus Aspen Series International Growth Portfolio:
                       Service Shares                                               1,672,315     23.30
2IG                                                                                 1,583,883     23.30
-------------------------------------------------------------------------------------------------------
1IP                  Lazard Retirement International Equity Portfolio               1,572,259      9.09
2IP                                                                                 1,276,639      9.09
-------------------------------------------------------------------------------------------------------
1MG                  MFS(R) Investors Growth Stock Series - Service Class           3,556,027      9.67
2MG                                                                                 3,516,040      9.67
-------------------------------------------------------------------------------------------------------

                                       128

SUBACCOUNT           INVESTMENT                                                        SHARES      NAV
-------------------------------------------------------------------------------------------------------
1MD                  MFS(R) New Discovery Series - Service Class                    2,171,118   $ 15.22
2MD                                                                                 2,015,899     15.22
-------------------------------------------------------------------------------------------------------
1UT                  MFS(R) Utilities Series - Service Class                          158,069     15.90
2UT                                                                                   168,051     15.90
-------------------------------------------------------------------------------------------------------
1PE                  Pioneer Equity Income VCT Portfolio - Class II Shares             58,313     18.49
2PE                                                                                    69,424     18.49
-------------------------------------------------------------------------------------------------------
1EU                  Pioneer Europe VCT Portfolio - Class II Shares                    16,880      8.29
2EU                                                                                    14,285      8.29
-------------------------------------------------------------------------------------------------------
1HS                  Putnam VT Health Sciences Fund - Class IB Shares                 146,192     11.70
2HS                                                                                   179,335     11.70
-------------------------------------------------------------------------------------------------------
1PI                  Putnam VT International Growth Fund - Class IB Shares            169,267     12.36
2PI                                                                                   191,201     12.36
-------------------------------------------------------------------------------------------------------
1VS                  Putnam VT Vista Fund - Class IB Shares                         6,568,181     11.34
2VS                                                                                 5,630,732     11.34
-------------------------------------------------------------------------------------------------------
1SO                  Strong Opportunity Fund II - Advisor Class                       191,415     19.39
2SO                                                                                   189,352     19.39
-------------------------------------------------------------------------------------------------------
1IT                  Wanger International Smaller Companies                         1,666,454     15.40
2IT                                                                                 1,534,254     15.40
-------------------------------------------------------------------------------------------------------
1SP                  Wanger U.S. Smaller Companies                                  2,416,299     22.25
2SP                   (previously Wanger U.S. Small Cap)                            2,128,712     22.25
-------------------------------------------------------------------------------------------------------
1AA                  Wells Fargo VT Asset Allocation Fund                             252,459     12.32
2AA                                                                                   298,895     12.32
-------------------------------------------------------------------------------------------------------
1WI                  Wells Fargo VT International Equity Fund                         123,679      7.50
2WI                                                                                   144,006      7.50
-------------------------------------------------------------------------------------------------------
1SG                  Wells Fargo VT Small Cap Growth Fund                             266,929      7.85
2SG                                                                                   247,010      7.85
-------------------------------------------------------------------------------------------------------



8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                               PURCHASES
-------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                 $   9,730,729
BC2                                                                                           9,345,485
-------------------------------------------------------------------------------------------------------
BD1                  AXP(R) Variable Portfolio - Bond Fund                                   74,378,460
BD2                                                                                          64,018,370
-------------------------------------------------------------------------------------------------------
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                        6,123,203
CR2                                                                                           5,205,160
-------------------------------------------------------------------------------------------------------
CM1                  AXP(R) Variable Portfolio - Cash Management Fund                       136,036,279
CM2                                                                                         156,169,973
-------------------------------------------------------------------------------------------------------
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund              27,716,708
DE2                                                                                          32,691,012
-------------------------------------------------------------------------------------------------------
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                          734,933
EM2                                                                                             785,812
-------------------------------------------------------------------------------------------------------
ES1(1)               AXP(R) Variable Portfolio - Equity Select Fund                           2,269,769
ES2(1)                                                                                        2,330,770
-------------------------------------------------------------------------------------------------------
EI1                  AXP(R) Variable Portfolio - Extra Income Fund                           43,103,613
EI2                                                                                          30,829,441
-------------------------------------------------------------------------------------------------------
FI1                  AXP(R) Variable Portfolio - Federal Income Fund                         42,673,918
FI2                                                                                          45,602,214
-------------------------------------------------------------------------------------------------------
GB1                  AXP(R) Variable Portfolio - Global Bond Fund                            10,853,292
GB2                                                                                           8,794,757
-------------------------------------------------------------------------------------------------------
GR1                  AXP(R) Variable Portfolio - Growth Fund                                 23,721,644
GR2                                                                                          28,506,847
-------------------------------------------------------------------------------------------------------
IE1                  AXP(R) Variable Portfolio - International Fund                           7,743,252
IE2                                                                                           4,123,423
-------------------------------------------------------------------------------------------------------

                                       129

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-----------------------------------------------------------------------------------------------------------
MF1                  AXP(R) Variable Portfolio - Managed Fund                                 $  16,647,377
MF2                                                                                              13,230,889
-----------------------------------------------------------------------------------------------------------
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          86,961,867
ND2                                                                                              95,031,149
-----------------------------------------------------------------------------------------------------------
SV1(2)               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    5,984,218
SV2(2)                                                                                            6,611,254
-----------------------------------------------------------------------------------------------------------
IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                              23,311,366
IV2                                                                                              22,126,125
-----------------------------------------------------------------------------------------------------------
SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                         9,164,777
SC2                                                                                               9,220,820
-----------------------------------------------------------------------------------------------------------
ST1(3)               AXP(R) Variable Portfolio - Stock Fund                                         498,682
ST2(3)                                                                                              670,228
-----------------------------------------------------------------------------------------------------------
SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                        11,509,683
SA2                                                                                              14,080,627
-----------------------------------------------------------------------------------------------------------
1AC(3)               AIM V.I. Capital Appreciation Fund, Series II                                1,733,959
2AC(3)                                                                                            1,691,550
-----------------------------------------------------------------------------------------------------------
1AD(3)               AIM V.I. Capital Development Fund, Series II                                 1,116,271
2AD(3)                                                                                            1,440,113
-----------------------------------------------------------------------------------------------------------
1AB(3)               Alliance VP AllianceBernstein International Value Portfolio (Class B)          742,344
2AB(3)                                                                                              770,545
-----------------------------------------------------------------------------------------------------------
1AL(3)               Alliance VP Growth and Income Portfolio (Class B)                            4,097,929
2AL(3)                                                                                            5,263,485
-----------------------------------------------------------------------------------------------------------
1AI(3)               American Century(R) VP International, Class II                               1,776,574
2AI(3)                                                                                            1,800,917
-----------------------------------------------------------------------------------------------------------
1AV(3)               American Century(R) VP Value, Class II                                       7,317,486
2AV(3)                                                                                            7,124,635
-----------------------------------------------------------------------------------------------------------
1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                      4,684,202
2SR                                                                                               3,292,743
-----------------------------------------------------------------------------------------------------------
1CG(3)               Evergreen VA Capital Growth Fund, Class L Shares                               961,191
2CG(3)                                                                                            1,472,741
-----------------------------------------------------------------------------------------------------------
1FG(3)               Fidelity VIP Growth & Income Portfolio (Service Class 2)                     8,040,053
2FG(3)                                                                                            6,128,895
-----------------------------------------------------------------------------------------------------------
1FM(3)               Fidelity VIP Mid Cap Portfolio (Service Class 2)                             6,594,332
2FM(3)                                                                                            6,894,504
-----------------------------------------------------------------------------------------------------------
1FO(3)               Fidelity VIP Overseas Portfolio (Service Class 2)                            2,017,485
2FO(3)                                                                                            1,991,368
-----------------------------------------------------------------------------------------------------------
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                                  18,043,557
2RE                                                                                              23,412,180
-----------------------------------------------------------------------------------------------------------
1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    9,269,299
2SI                    (previously FTVIPT Franklin Value Securities Fund - Class 2)              10,879,115
-----------------------------------------------------------------------------------------------------------
1MS(3)               FTVIPT Mutual Shares Securities Fund - Class 2                               1,042,404
2MS(3)                                                                                              968,099
-----------------------------------------------------------------------------------------------------------
1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                 16,164,320
2UE                                                                                              17,171,862
-----------------------------------------------------------------------------------------------------------
1MC                  Goldman Sachs VIT Mid Cap Value Fund                                        20,870,617
2MC                                                                                              22,606,561
-----------------------------------------------------------------------------------------------------------
1ID(3)               Invesco VIF - Dynamics Fund                                                  1,263,352
2ID(3)                                                                                            1,415,977
-----------------------------------------------------------------------------------------------------------
1FS(3)               Invesco VIF - Financial Services Fund                                          877,503
2FS(3)                                                                                            1,026,773
-----------------------------------------------------------------------------------------------------------
1TC(3)               Invesco VIF - Technology Fund                                                  779,285
2TC(3)                                                                                              417,800
-----------------------------------------------------------------------------------------------------------
1TL(3)               Invesco VIF - Telecommunications Fund                                          496,666
2TL(3)                                                                                              326,267
-----------------------------------------------------------------------------------------------------------
1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares               6,942,376
2GT                                                                                               8,419,474
-----------------------------------------------------------------------------------------------------------

                                       130

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-----------------------------------------------------------------------------------------------------------
1IG                  Janus Aspen Series International Growth Portfolio: Service Shares        $  23,921,118
2IG                                                                                              23,598,573
-----------------------------------------------------------------------------------------------------------
1IP                  Lazard Retirement International Equity Portfolio                             7,273,820
2IP                                                                                               6,676,168
-----------------------------------------------------------------------------------------------------------
1MG                  MFS(R) Investors Growth Stock Series - Service Class                        22,122,737
2MG                                                                                              22,995,294
-----------------------------------------------------------------------------------------------------------
1MD                  MFS(R) New Discovery Series - Service Class                                 19,855,129
2MD                                                                                              19,940,318
-----------------------------------------------------------------------------------------------------------
1UT(3)               MFS(R) Utilities Series - Service Class                                      2,661,695
2UT(3)                                                                                            2,747,837
-----------------------------------------------------------------------------------------------------------
1PE(3)               Pioneer Equity Income VCT Portfolio - Class II Shares                        1,065,007
2PE(3)                                                                                            1,314,419
-----------------------------------------------------------------------------------------------------------
1EU(3)               Pioneer Europe VCT Portfolio - Class II Shares                                 148,658
2EU(3)                                                                                              115,572
-----------------------------------------------------------------------------------------------------------
1HS(3)               Putnam VT Health Sciences Fund - Class IB Shares                             1,712,019
2HS(3)                                                                                            2,107,867
-----------------------------------------------------------------------------------------------------------
1PI(3)               Putnam VT International Growth Fund - Class IB Shares                        2,046,664
2PI(3)                                                                                            2,318,634
-----------------------------------------------------------------------------------------------------------
1VS                  Putnam VT Vista Fund - Class IB Shares                                      31,154,568
2VS                                                                                              32,082,927
-----------------------------------------------------------------------------------------------------------
1SO(3)               Strong Opportunity Fund II - Advisor Class                                   3,961,868
2SO(3)                                                                                            3,868,892
-----------------------------------------------------------------------------------------------------------
1IT                  Wanger International Small Cap                                              16,288,871
2IT                                                                                              15,789,248
-----------------------------------------------------------------------------------------------------------
1SP                  Wanger U.S. Smaller Companies                                               18,136,144
2SP                   (previously Wanger U.S. Small Cap)                                         18,555,976
-----------------------------------------------------------------------------------------------------------
1AA(1)               Wells Fargo VT Asset Allocation Fund                                         3,199,606
2AA(1)                                                                                            3,754,382
-----------------------------------------------------------------------------------------------------------
1WI(1)               Wells Fargo VT International Equity Fund                                     1,017,127
2WI(1)                                                                                            1,187,676
-----------------------------------------------------------------------------------------------------------
1SG(1)               Wells Fargo VT Small Cap Growth Fund                                         1,939,776
2SG(1)                                                                                            2,160,538
-----------------------------------------------------------------------------------------------------------



(1) Operations commenced on May 1, 2001.
(2) Operations commenced on Aug. 14, 2001.
(3) Operations commenced on Aug. 13, 2001.



9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.



                                   BC1        BC2        BD1         BD2       CR1         CR2         CM1
                                -------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.98   $   0.99   $    1.06   $   1.06   $   0.93   $   0.93    $    1.06
---------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.81   $   0.82   $    1.13   $   1.13   $   0.76   $   0.76    $    1.09
Units (000s)                      49,897     41,083     106,760     83,968     26,779     26,327      265,455
Net assets (000s)               $ 40,748   $ 33,763   $ 120,835   $ 95,910   $ 20,374   $ 20,244    $ 289,729
---------------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.75%      0.75%       6.38%      6.38%      0.31%      0.30%        3.57%
Expense ratio(2)                    0.95%      0.75%       0.95%      0.75%      0.95%      0.75%        0.95%
Total return(3)                   (17.35%)   (17.17%)      6.60%      6.60%    (18.28%)   (18.28%)       2.83%
---------------------------------------------------------------------------------------------------------------

                                     CM2          DE1          DE2
                                  --------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    1.06     $   1.01    $   1.01
------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    1.09     $   1.02    $   1.02
Units (000s)                        243,870       41,299      43,328
Net assets (000s)                 $ 267,061     $ 42,181    $ 44,814
------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                   3.55%        1.26%       1.26%
Expense ratio(2)                       0.75%        0.95%       0.75%
Total return(3)                        2.83%        0.99%       0.99%
------------------------------------------------------------------------

                                       131

                                   EM1         EM2        ES1(4)       ES2(4)        EI1         EI2
                                -----------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.74     $   0.74    $     --     $     --    $   0.91    $   0.91
-------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.72     $   0.72    $   0.99     $   1.00    $   0.94    $   0.95
Units (000s)                       1,542        1,789       2,238        2,489      88,813      58,348
Net assets (000s)               $  1,108     $  1,291    $  2,224     $  2,477    $ 84,017    $ 55,486
-------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.02%        0.02%         --           --       10.93%      10.92%
Expense ratio(2)                    0.95%        0.75%       0.95%        0.75%       0.95%       0.75%
Total return(3)                    (2.70%)      (2.70%)     (1.00%)       0.00%       3.30%       4.40%
-------------------------------------------------------------------------------------------------------

                                     FI1       FI2        GB1         GB2
                                  -------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $   1.08   $   1.08   $   1.02    $   1.03
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $   1.13   $   1.14   $   1.03    $   1.03
Units (000s)                        56,966     50,510     23,970      16,572
Net assets (000s)                 $ 64,826   $ 57,952   $ 24,619    $ 17,099
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  4.55%      4.52%      3.58%       3.62%
Expense ratio(2)                      0.95%      0.75%      0.95%       0.75%
Total return(3)                       4.63%      5.56%      0.98%       0.00%
-----------------------------------------------------------------------------

                                   GR1          GR2        IE1          IE2          MF1         MF2
                                -----------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.94     $    0.95  $     0.95    $   0.95     $   1.05   $   1.05
-------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.64     $    0.65  $     0.67    $   0.67     $   0.93   $   0.94
Units (000s)                     130,764       129,186      18,664      15,821       53,096     37,760
Net assets (000s)               $ 84,435     $  83,920  $   12,551    $ 10,653     $ 49,925   $ 35,997
-------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --            --        1.23%       1.23%        2.53%      2.53%
Expense ratio(2)                    0.95%         0.75%       0.95%       0.75%        0.95%      0.75%
Total return(3)                   (31.91%)      (31.58%)    (29.47%)    (29.47%)     (11.43%)   (10.48%)
-------------------------------------------------------------------------------------------------------


                                   ND1        ND2          SV1(5)      SV2(5)
                                ----------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    1.07  $     1.07    $     --     $     --
------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $    0.88  $     0.89    $   1.07     $   1.07
Units (000s)                      307,320     276,054       6,314        6,885
Net assets (000s)               $ 272,882  $  246,108    $  6,763     $  7,380
------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 0.23%       0.24%         --           --
Expense ratio(2)                     0.95%       0.75%       0.95%        0.75%
Total return(3)                    (17.76%)    (16.82%)      7.00%        7.00%
------------------------------------------------------------------------------

                                   IV1        IV2          SC1           SC2        ST1(6)       ST2(6)
                                -------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    0.91  $     0.91    $   1.16     $   1.16    $      --     $    --
---------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $    0.79  $     0.79    $   1.07     $   1.08    $    0.96     $  0.97
Units (000s)                       40,575      35,957      24,346       22,792          517         628
Net assets (000s)               $  32,012  $   28,329    $ 26,157     $ 24,594    $     499     $   606
---------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.91%        0.93%         --           --         0.16%       0.13%
Expense ratio(2)                    0.95%        0.75%       0.95%        0.75%        0.95%       0.75%
Total return(3)                   (13.19%)     (13.19%)     (7.76%)      (6.90%)      (4.00%)     (3.00%)
---------------------------------------------------------------------------------------------------------

                                   SA1           SA2         1AC(6)      2AC(6)
                                 ------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $    1.21    $    1.22    $     --    $      --
---------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $    0.81    $    0.81    $   0.98    $    0.98
Units (000s)                        65,574       58,748       1,711        1,710
Net assets (000s)                $  53,045    $  47,765    $  1,670    $   1,670
---------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  0.21%        0.21%         --           --
Expense ratio(2)                      0.95%        0.75%       0.95%        0.75%
Total return(3)                     (33.06%)     (33.61%)     (2.00%)      (2.00%)
---------------------------------------------------------------------------------

                                   1AD(6)       2AD(6)      1AB(6)       2AB(6)       1AL(6)      2AL(6)
                                 ------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $      --    $      --    $     --    $      --     $     --    $    --
---------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $    0.98    $    0.98    $   0.98    $    0.98     $   0.96    $  0.96
Units (000s)                         1,224        1,459         790          805        4,363      5,550
Net assets (000s)                $   1,202    $   1,433    $    771    $     787     $  4,225    $ 5,366
---------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                    --           --          --           --           --         --
Expense ratio(2)                      0.95%        0.75%       0.95%        0.75%        0.95%      0.75%
Total return(3)                      (2.00%)      (2.00%)     (2.00%)      (2.00%)      (4.00%)    (4.00%)
---------------------------------------------------------------------------------------------------------

                                 1AI(6)     2AI(6)     1AV(6)    2AV(6)
                                ----------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    --    $    --    $    --   $     --
------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $  0.93    $  0.93    $  1.04   $   1.04
Units (000s)                      1,927      1,950      7,298      7,356
Net assets (000s)               $ 1,797    $ 1,817    $ 7,740   $  7,632
------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 --         --         --         --
Expense ratio(2)                   0.95%      0.75%      0.95%      0.75%
Total return(3)                   (7.00%)    (7.00%)     4.00%      4.00%
------------------------------------------------------------------------

                                       132

                                  1SR        2SR         1CG(6)      2CG(6)     1FG(6)     2FG(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.96    $   0.96    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.89    $   0.89    $   0.95    $   0.95    $  1.00    $  1.00
Units (000s)                      6,090       4,490       1,015       1,570      8,177      6,363
Net assets (000s)              $  5,404    $  3,997    $    964    $  1,493    $ 8,323    $ 6,354
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               5.84%       5.83%         --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (7.29%)     (7.29%)     (5.00%)     (5.00%)     0.00%      0.00%
--------------------------------------------------------------------------------------------------

                                 1FM(6)      2FM(6)      1FO(6)      2FO(6)
                                --------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   1.04    $   1.04    $   0.94    $   0.95
Units (000s)                       6,689       6,903       2,157       2,147
Net assets (000s)               $  6,950    $  7,246    $  2,036    $  2,029
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                     4.00%       4.00%      (6.00%)     (5.00%)
-----------------------------------------------------------------------------

                                  1RE        2RE         1SI         2SI        1MS(6)     2MS(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   1.25    $   1.25    $   1.19    $   1.19    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   1.33    $   1.34    $   1.34    $   1.35    $  0.96    $  0.97
Units (000s)                     19,803      24,477       9,584      10,800      1,114        942
Net assets (000s)              $ 26,464    $ 32,992    $ 12,869    $ 14,608    $ 1,075    $   910
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               3.69%       3.61%       0.36%       0.38%        --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                    6.40%       7.20%      12.61%      13.45%     (4.00%)    (3.00%)
--------------------------------------------------------------------------------------------------

                                 1UE         2UE         1MC        2MC
                               ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.99    $   0.99    $   1.23    $   1.23
----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.86    $   0.86    $   1.37    $   1.37
Units (000s)                     71,185      60,343      24,711      23,748
Net assets (000s)              $ 61,361    $ 52,275    $ 33,836    $ 32,637
----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.48%       0.50%       1.38%       1.51%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%
Total return(3)                  (13.13%)    (13.13%)     11.38%      11.38%
----------------------------------------------------------------------------

                                 1ID(6)     2ID(6)      1FS(6)       2FS(6)     1TC(6)     2TC(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.96    $   0.96    $   0.96    $   0.97    $  0.91    $  0.91
Units (000s)                      1,426       1,550         901       1,081        911        490
Net assets (000s)              $  1,369    $  1,503    $    869    $  1,044    $   828    $   445
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 --          --          --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (4.00%)     (4.00%)     (4.00%)     (3.00%)    (9.00%)    (9.00%)
--------------------------------------------------------------------------------------------------

                                 1TL(6)      2TL(6)       1GT        2GT
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $   0.68    $   0.68
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.84    $   0.84    $   0.42    $   0.43
Units (000s)                         614         404      34,050      34,767
Net assets (000s)               $    516    $    340    $ 14,436    $ 14,784
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --        0.67%       0.67%
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                   (16.00%)    (16.00%)    (38.24%)    (36.76%)
-----------------------------------------------------------------------------

                                 1IG          2IG        1IP         2IP         1MG       2MG
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.80    $   0.80    $   0.96    $   0.96    $  0.90    $  0.91
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.61    $   0.61    $   0.72    $   0.72    $  0.67    $  0.68
Units (000s)                     64,147      60,527      19,727      15,860     51,051     50,212
Net assets (000s)              $ 38,965    $ 36,904    $ 14,292    $ 11,605    $34,387    $34,000
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.75%       0.76%       0.01%       0.01%      0.06%      0.06%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                  (23.75%)    (23.75%)    (25.00%)    (25.00%)   (25.56%)   (25.27%)
--------------------------------------------------------------------------------------------------

                                  1MD         2MD        1UT(6)      2UT(6)
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.96    $   0.96    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.90    $   0.90    $   0.89    $   0.89
Units (000s)                      36,822      34,072       2,778       2,997
Net assets (000s)               $ 33,044    $ 30,682    $  2,513      $2,672
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --          --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (6.25%)     (6.25%)    (11.00%)    (11.00%)
-----------------------------------------------------------------------------

                                       133

                                1PE(6)      2PE(6)      1EU(6)      2EU(6)      1HS(6)     2HS(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.97    $   0.98    $   0.98    $   0.98    $  0.98    $  0.98
Units (000s)                      1,106       1,316         143         121      1,743      2,137
Net assets (000s)              $  1,078    $  1,284    $    140    $    118    $ 1,710    $ 2,098
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.36%       0.34%         --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (3.00%)     (2.00%)     (2.00%)     (2.00%)    (2.00%)    (2.00%)
--------------------------------------------------------------------------------------------------

                                 1PI(6)      2PI(6)       1VS         2VS
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $   1.29    $   1.29
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.96    $   0.96    $   0.85    $   0.85
Units (000s)                       2,180       2,460      87,722      74,819
Net assets (000s)               $  2,092    $  2,363    $ 74,483    $ 63,852
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --          --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (4.00%)     (4.00%)    (34.11%)    (34.11%)
-----------------------------------------------------------------------------

                                1SO(6)      2SO(6)       1IT         2IT        1SP        2SP
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $   1.08    $   1.08    $  1.05    $  1.05
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.99    $   0.99    $   0.84    $   0.85    $  1.15    $  1.16
Units (000s)                      3,747       3,701      30,297      27,818     46,456     40,791
Net assets (000s)              $  3,712    $  3,672    $ 25,663    $ 23,628    $53,763    $47,364
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.34%       0.38%         --          --       0.06%      0.06%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (1.00%)     (1.00%)    (22.22%)    (21.30%)     9.52%     10.48%
--------------------------------------------------------------------------------------------------

                                 1AA(4)      2AA(4)      1WI(4)      2WI(4)
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.97    $   0.97    $   0.90    $   0.90
Units (000s)                       3,224       3,799       1,031       1,200
Net assets (000s)               $  3,120    $  3,682    $    928    $  1,080
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.94%       0.95%       0.01%       0.01%
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (3.00%)     (3.00%)    (10.00%)    (10.00%)
-----------------------------------------------------------------------------

                                                        1SG(4)       2SG(4)
                                                       ---------------------
AT DEC. 31, 2000
Accumulation unit value                                $     --    $     --
----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                $   0.94    $   0.94
Units (000s)                                              2,230       2,060
Net assets (000s)                                      $  2,095    $  1,939
----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                                         --          --
Expense ratio(2)                                           0.95%       0.75%
Total return(3)                                           (6.00%)     (6.00%)
----------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on Aug. 14, 2001.
(6) Operations commenced on Aug. 13, 2001

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                              S-6406-20 D (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)

                            VARIABLE ANNUITY - BAND 3

                          IDS LIFE VARIABLE ACCOUNT 10


                                   MAY 1, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3
  IDS LIFE VARIABLE ACCOUNT 10

TABLE OF CONTENTS


Performance Information                                         p.  3
Calculating Annuity Payouts                                     p. 11
Rating Agencies                                                 p. 12
Principal Underwriter                                           p. 12
Independent Auditors                                            p. 12
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T) TO THE POWER OF n = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC3           Blue Chip Advantage Fund (9/99; 9/99)(b)      (17.55%)     (8.01%)     (17.55%)        --%        --%     (8.01%)
BD3           Bond Fund (9/99; 10/81)                         6.47        5.34         6.47        3.80       6.16       9.07
CR3           Capital Resource Fund (9/99; 10/81)           (19.17)     (10.85)      (19.17)       4.02       5.65      10.85
CM3           Cash Management Fund (9/99; 10/81)              2.56        3.63         2.56        3.74       3.31       5.21
DE3           Diversified Equity Income Fund (9/99; 9/99)     0.98        1.47         0.98          --         --       1.47
EM3           Emerging Markets Fund (5/00; 5/00)             (2.55)     (18.64)       (2.55)         --         --     (18.64)
ES3           Equity Select Fund (5/01; 5/01)                   --       (2.01)(c)       --          --         --      (2.01)(d)
EI3           Extra Income Fund (9/99; 5/96)                  3.80       (2.53)        3.80        0.69         --       1.47
FI3           Federal Income Fund (9/99; 9/99)                5.18        5.57         5.18          --         --       5.57
GB3           Global Bond Fund (9/99; 5/96)                   0.14        1.03         0.14        1.16         --       2.26
GR3           Growth Fund (9/99; 9/99)                      (31.93)     (17.06)      (31.93)         --         --     (17.07)
IE3           International Fund (9/99; 1/92)               (29.68)     (15.86)      (29.68)      (2.64)        --       2.68
MF3           Managed Fund (9/99; 4/86)                     (11.69)      (2.63)      (11.69)       5.59       7.61       8.99
ND3           NEW DIMENSIONS FUND(R)(9/99; 5/96)            (17.76)      (4.64)      (17.76)       8.64         --       9.56
SV3           Partners Small Cap Value Fund (8/01; 8/01)        --        6.22(c)        --          --         --       6.22(d)
IV3           S&P 500 Index Fund (5/00; 5/00)               (13.55)     (14.30)      (13.55)         --         --     (14.30)
SC3           Small Cap Advantage Fund (9/99; 9/99)          (7.65)       3.20        (7.65)         --         --       3.20
ST3           Stock Fund (8/01; 8/01)                           --       (3.90)(c)       --          --         --      (3.90)(d)
SA3           Strategy Aggressive Fund (9/99; 1/92)         (33.88)      (8.58)      (33.88)       0.28         --       5.48

            AIM V.I.

3AC           Capital Appreciation Fund, Series II
              (8/01; 5/93)(e)                                   --       (3.32)(c)   (24.37)       4.80         --      10.51
3AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                   --       (3.02)(c)    (9.20)         --         --       3.88

            ALLIANCE VP

3AB           AllianceBernstein International
              Value Portfolio (Class B) (8/01; 5/01)(f)         --       (3.09)(c)       --          --         --      (2.25)(d)
3AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(f)                                   --       (4.23)(c)    (0.98)      13.30      13.60      12.56

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3AI           VP International, Class II (8/01; 5/94)(g)        --       (7.72)(c)   (30.16)       3.50         --       4.46
3AV           VP Value, Class II (8/01; 5/96)(g)                --        2.94(c)     11.64       10.59         --      11.40

            CALVERT VARIABLE SERIES, INC.

3SR           Social Balanced Portfolio (5/00; 9/86)         (7.91)      (7.40)       (7.91)       6.00       7.61       8.13

            EVERGREEN VA

3CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(h)                                   --       (5.62)(c)   (14.10)         --         --       3.34

            FIDELITY VIP

3FG           Growth & Income Portfolio (Service Class 2)
              (8/01; 12/96)(i)                                  --       (0.74)(c)   (10.11)       8.72         --       8.72
3FM           Mid Cap Portfolio (Service Class 2)
              8/01; 12/98)(i)                                   --        3.07(c)     (4.65)         --         --      24.19
3FO           Overseas Portfolio (Service Class 2)
              (8/01; 1/87)(i)                                   --       (5.89)(c)   (22.24)       1.47       4.66       4.91

                                        4

                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT

3RE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(b),(j)                     6.69%      13.95%        6.69%       4.76%     10.24%      9.01%
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(j)                        12.56       14.84        12.56          --         --       2.05
              (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
3MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(j)                          --       (4.18)(c)     5.85        8.95         --       9.15

            GOLDMAN SACHS VIT

3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(k)     (13.03)      (5.86)      (13.03)         --         --       2.12
3MC           Mid Cap Value Fund (9/99; 5/98)                10.85       15.04        10.85          --         --       5.23

            INVESCO VIF

3ID           Dynamics Fund (8/01; 8/97)                        --       (6.16)(c)   (32.13)         --         --       4.56
3FS           Financial Services Fund (8/01; 9/99)              --       (4.08)(c)   (10.94)         --         --       9.04
3TC           Technology Fund (8/01; 5/97)                      --      (11.28)(c)   (46.74)         --         --       8.76
3TL           Telecommunications Fund (8/01; 9/99)              --      (17.64)(c)   (54.88)         --         --     (23.58)

            JANUS ASPEN SERIES

3GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(l)                (38.26)     (41.06)      (38.26)         --         --     (37.24)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(l)                (24.46)     (26.73)      (24.46)       8.68         --      12.40

            LAZARD RETIREMENT SERIES

3IP           International Equity Portfolio
                (9/99; 9/98)                                (25.09)     (13.35)      (25.09)         --         --      (3.10)

            MFS(R)

3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                 (25.85)     (21.84)      (25.85)         --         --      (1.68)
3MD           New Discovery Series -
              Service Class (5/00; 5/98)(m)                  (6.38)      (8.08)       (6.38)         --         --      13.26
3UT           Utilities Series - Service Class
              (8/01; 1/95)(m)                                   --      (11.06)(c)   (25.34)       9.32         --      13.14

            PIONEER VCT

3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(n)                   --       (2.96)(c)    (8.27)      10.89         --      13.25
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(o)                  --       (3.74)(c)   (24.88)         --         --      (6.28)

            PUTNAM VARIABLE TRUST

3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(p)                   --       (3.31)(c)   (20.80)         --         --       3.23
3PI           Putnam VT International Growth Fund -
              Class IB Shares (8/01; 1/97)(q)                   --       (4.92)(c)   (21.65)         --         --       8.38
3VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(q)                               (34.47)      (6.84)      (34.47)         --         --       6.29

            STRONG FUNDS

3SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(r)                     --       (1.95)(c)    (5.28)      12.90         --      14.97

                                        5

                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            WANGER

3IT           International Small Cap (9/99; 5/95)          (22.20%)     (7.22%)     (22.20%)      6.88%        --%     14.30%
3SP           U.S. Smaller Companies (9/99; 5/95)            10.17        6.35        10.17       11.22         --      16.99
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT

3AA           Asset Allocation Fund (5/01; 4/94)(s)             --       (4.65)(c)    (8.07)       8.05         --       9.95
3WI           International Equity Fund (5/01; 7/00)            --      (11.31)(c)   (17.16)         --         --     (18.38)
3SG           Small Cap Growth Fund (5/01; 5/95)(t)             --       (6.94)(c)   (25.40)      (2.92)        --       3.93



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% MAV fee, a 0.40% annual EEP fee, and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(h) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(i) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(k) CORE(SM) is a service mark of Goldman, Sachs & Co.
(l) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(o) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(q) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(r) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(s) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2001


                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC3           Blue Chip Advantage Fund (9/99; 9/99)(b)      (17.00%)     (7.46%)     (17.00%)        --%        --%     (7.46%)
BD3           Bond Fund (9/99; 10/81)                         7.02        5.89         7.02        4.35       6.71       9.62
CR3           Capital Resource Fund (9/99; 10/81)           (18.62)     (10.30)      (18.62)       4.57       6.20      11.40
CM3           Cash Management Fund (9/99; 10/81)              3.11        4.18         3.11        4.29       3.86       5.76
DE3           Diversified Equity Income Fund (9/99; 9/99)     1.53        2.02         1.53          --         --       2.02
EM3           Emerging Markets Fund (5/00; 5/00)             (2.00)     (18.09)       (2.00)         --         --     (18.09)
ES3           Equity Select Fund (5/01; 5/01)                   --       (1.46)(c)       --          --         --      (1.46)(d)
EI3           Extra Income Fund (9/99; 5/96)                  4.35       (1.98)        4.35        1.24         --       2.02
FI3           Federal Income Fund (9/99; 9/99)                5.73        6.12         5.73          --         --       6.12
GB3           Global Bond Fund (9/99; 5/96)                   0.69        1.58         0.69        1.71         --       2.81
GR3           Growth Fund (9/99; 9/99)                      (31.38)     (16.51)      (31.38)         --         --     (16.52)
IE3           International Fund (9/99; 1/92)               (29.13)     (15.31)      (29.13)      (2.09)        --       3.23
MF3           Managed Fund (9/99; 4/86)                     (11.14)      (2.08)      (11.14)       6.14       8.16       9.54
ND3           NEW DIMENSIONS FUND(R)(9/99; 5/96)            (17.21)      (4.09)      (17.21)       9.19         --      10.11
SV3           Partners Small Cap Value Fund (8/01; 8/01)        --        6.77(c)        --          --         --       6.77(d)
IV3           S&P 500 Index Fund (5/00; 5/00)               (13.00)     (13.75)      (13.00)         --         --     (13.75)
SC3           Small Cap Advantage Fund (9/99; 9/99)          (7.10)       3.75        (7.10)         --         --       3.75
ST3           Stock Fund (8/01; 8/01)                           --       (3.35)(c)       --          --         --      (3.35)(d)
SA3           Strategy Aggressive Fund (9/99; 1/92)         (33.33)      (8.03)      (33.33)       0.83         --       6.03

            AIM V.I.

3AC           Capital Appreciation Fund, Series II
              (8/01; 5/93)(e)                                   --       (2.77)(c)   (23.82)       5.35         --      11.06
3AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                   --       (2.47)(c)    (8.65)         --         --       4.43

            ALLIANCE VP

3AB           AllianceBernstein International
              Value Portfolio (Class B) (8/01; 5/01)(f)         --       (2.54)(c)       --          --         --      (1.70)(d)
3AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(f)                                   --       (3.68)(c)    (0.43)      13.85      14.15      13.11

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3AI           VP International, Class II (8/01; 5/94)(g)        --       (7.17)(c)   (29.61)       4.05         --       5.01
3AV           VP Value, Class II (8/01; 5/96)(g)                --        3.49(c)     12.19       11.14         --      11.95

            CALVERT VARIABLE SERIES, INC.

3SR           Social Balanced Portfolio (5/00; 9/86)         (7.36)      (6.85)       (7.36)       6.55       8.16       8.68

            EVERGREEN VA

3CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(h)                                   --       (5.07)(c)   (13.55)         --         --       3.89

            FIDELITY VIP

3FG           Growth & Income Portfolio (Service Class 2)
              (8/01; 12/96)(i)                                  --       (0.19)(c)    (9.56)       9.27         --       9.27
3FM           Mid Cap Portfolio (Service Class 2)
              (8/01; 12/98)(i)                                  --        3.62(c)     (4.10)         --         --      24.74
3FO           Overseas Portfolio (Service Class 2)
              (8/01; 1/87)(i)                                   --       (5.34)(c)   (21.69)       2.02       5.21       5.46

                                        7

                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT

3RE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(b),(j)                     7.24%      14.50%        7.24%       5.31%     10.79%      9.56%
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(j)                        13.11       15.39        13.11          --         --       2.60
              (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
3MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(j)                          --       (3.63)(c)     6.40        9.50         --       9.70

            GOLDMAN SACHS VIT

3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(k)     (12.48)      (5.31)      (12.48)         --         --       2.67
3MC           Mid Cap Value Fund (9/99; 5/98)                11.40       15.59        11.40          --         --       5.78

            INVESCO VIF

3ID           Dynamics Fund (8/01; 8/97)                        --       (5.61)(c)   (31.58)         --         --       5.11
3FS           Financial Services Fund (8/01; 9/99)              --       (3.53)(c)   (10.39)         --         --       9.59
3TC           Technology Fund (8/01; 5/97)                      --      (10.73)(c)   (46.19)         --         --       9.31
3TL           Telecommunications Fund (8/01; 9/99)              --      (17.09)(c)   (54.33)         --         --     (23.03)

            JANUS ASPEN SERIES

3GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(l)                (37.71)     (40.51)      (37.71)         --         --     (36.69)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(l)                (23.91)     (26.18)      (23.91)       9.23         --      12.95

            LAZARD RETIREMENT SERIES

3IP           International Equity Portfolio
              (9/99; 9/98)                                  (24.54)     (12.80)      (24.54)         --         --      (2.55)

            MFS(R)

3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                 (25.30)     (21.29)      (25.30)         --         --      (1.13)
3MD           New Discovery Series -
              Service Class (5/00; 5/98)(m)                  (5.83)      (7.53)       (5.83)         --         --      13.81
3UT           Utilities Series - Service Class
              (8/01; 1/95)(m)                                   --      (10.51)(c)   (24.79)       9.87         --      13.69

            PIONEER VCT

3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(n)                   --       (2.41)(c)    (7.72)      11.44         --      13.80
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(o)                  --       (3.19)(c)   (24.33)         --         --      (5.73)

            PUTNAM VARIABLE TRUST

3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(p)                   --       (2.76)(c)   (20.25)         --         --       3.78
3PI           Putnam VT International Growth Fund -
              Class IB Shares (8/01; 1/97)(q)                   --       (4.37)(c)   (21.10)         --         --       8.93
3VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(q)                               (33.92)      (6.29)      (33.92)         --         --       6.84

            STRONG FUNDS

3SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(r)                     --       (1.40)(c)    (4.73)      13.45         --      15.52

                                        8

                                                             PERFORMANCE OF                       PERFORMANCE OF
                                                             THE SUBACCOUNT                          THE FUND
                                                                         SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            WANGER

3IT           International Small Cap (9/99; 5/95)          (21.65%)     (6.67%)     (21.65%)      7.43%        --%     14.85%
3SP           U.S. Smaller Companies (9/99; 5/95)            10.72        6.90        10.72       11.77         --      17.54
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT

3AA           Asset Allocation Fund (5/01; 4/94)(s)             --       (4.10)(c)    (7.52)       8.60         --      10.50
3WI           International Equity Fund (5/01; 7/00)            --      (10.76)(c)   (16.61)         --         --     (17.83)
3SG           Small Cap Growth Fund (5/01; 5/95)(t)             --       (6.39)(c)   (24.85)      (2.37)        --       4.48



(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(h) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(i) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(k) CORE(SM) is a service mark of Goldman, Sachs & Co.
(l) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(o) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(p) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(q) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(r) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.
(s) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:               P = a hypothetical initial payment of $1,000
                   ERV = Ending Redeemable Value of a hypothetical $1,000
                         payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



VARIABLE ACCOUNT          INVESTING IN:                                         SIMPLE YIELD       COMPOUND YIELD
CM3                       AXP(R) Variable Portfolio - Cash Management Fund          1.05%              1.06%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT  INVESTING IN                                     YIELD
BD3         AXP(R) Variable Portfolio - Bond Fund             2.84%
EI3         AXP(R) Variable Portfolio - Extra Income Fund    11.80
FI3         AXP(R) Variable Portfolio - Federal Income Fund   5.61
GB3         AXP(R) Variable Portfolio - Global Bond Fund      9.70


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYMENTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.
Fitch (formerly Duff & Phelps)-- Rates insurance companies for their claims-
                                 paying ability.
Moody's-- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(SM) Variable Annuity - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, ES3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, SV3, IV3, SC3, ST3, SA3, 3AC, 3AD, 3AL, 3AB, 3AI, 3AV, 3SR, 3CG, 3FG, 3FM, 3FO, 3RE, 3SI, 3MS, 3UE, 3MC, 3ID, 3FS, 3TC, 3TL, 3GT, 3IG, 3IP, 3MG, 3MD, 3UT, 3PE, 3EU, 3HS, 3PI, 3VS, 3SO, 3IT, 3SP, 3AA, 3WI and 3SG) as of December 31, 2001, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(SM) Variable Annuity - Band 3 at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP







Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001                                     BC3             BD3             CR3             CM3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     611,671   $     365,128   $     217,781   $   5,443,014
                                                 -------------------------------------------------------------
   at market value                               $     597,524   $     362,247   $     222,421   $   5,443,005
Dividends receivable                                        --           1,777              --           9,672
Accounts receivable from IDS Life for contract
 purchase payments                                          --         758,050              --         769,040
Receivable from mutual funds and portfolios
 for share redemptions                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total assets                                           597,524       1,122,074         222,421       6,221,717
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          280             178             120           2,945
   Contract terminations                                    --              --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                          280             178             120           2,945
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   597,244       1,121,896         222,301       6,218,772
Net assets applicable to contracts in payment
 period                                                     --              --              --              --

Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $     597,244   $   1,121,896   $     222,301   $   6,218,772
==============================================================================================================
Accumulation units outstanding                         728,975         984,546         291,207       5,658,076
==============================================================================================================
Net asset value per accumulation unit            $        0.82   $        1.14   $        0.76   $        1.10
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001                                      DE3             EM3             ES3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     365,985   $   4,225,791   $   1,978,395
                                                 ---------------------------------------------
   at market value                               $     369,131   $   3,676,115   $   2,063,642
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --              --              --
----------------------------------------------------------------------------------------------
Total assets                                           369,131       3,676,115       2,063,642
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          260           1,713             998
   Contract terminations                                80,987              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                       81,247           1,713             998
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   287,884           2,405          38,163
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --       3,671,997       2,024,481
----------------------------------------------------------------------------------------------
Total net assets                                 $     287,884   $   3,674,402   $   2,062,644
==============================================================================================
Accumulation units outstanding                         281,449           3,269          37,676
==============================================================================================
Net asset value per accumulation unit            $        1.02   $        0.73   $        1.01
==============================================================================================

See accompanying notes to financial statements.

                                       14

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          EI3             FI3             GB3             GR3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   3,013,865   $     678,637   $     260,404   $   1,010,685
                                                 -------------------------------------------------------------
   at market value                               $   2,998,820   $     677,102   $     256,485   $     827,367
Dividends receivable                                    15,324           3,614           2,072              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --              43
Receivable from mutual funds and portfolios
 for share redemptions                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total assets                                         3,014,144         680,716         258,557         827,410
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          821             365             120             405
   Contract terminations                             1,537,869              --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,538,690             365             120             405
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 1,475,454         680,351         258,437         827,005
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $   1,475,454   $     680,351   $     258,437   $     827,005
==============================================================================================================
Accumulation units outstanding                       1,549,237         591,528         249,453       1,285,420
==============================================================================================================
Net asset value per accumulation unit            $        0.95   $        1.15   $        1.04   $        0.64
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          IE3             MF3             ND3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $      42,871   $     276,726   $   3,107,828
                                                 ---------------------------------------------
   at market value                               $      43,891   $     278,272   $   3,062,864
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --             219              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --              --              --
----------------------------------------------------------------------------------------------
Total assets                                            43,891         278,491       3,062,864
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           94             134           1,434
   Contract terminations                                    --              --         160,213
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                           94             134         161,647
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                    43,797         278,357       2,901,217
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $      43,797   $     278,357   $   2,901,217
==============================================================================================
Accumulation units outstanding                          65,188         295,986       3,252,328
==============================================================================================
Net asset value per accumulation unit            $        0.67   $        0.94   $        0.89
==============================================================================================

See accompanying notes to financial statements.

                                       15

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          SV3             IV3            SC3             ST3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   4,414,191   $     727,444   $     538,804   $   2,002,279
                                                 -------------------------------------------------------------
   at market value                               $   4,719,545   $     606,017   $     541,007   $   1,900,422
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total assets                                         4,719,545         606,017         541,007       1,900,422
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        2,156             288             267             888
   Contract terminations                                    --              --         132,601              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,156             288         132,868             888
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   439,561         605,729         408,139              --
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                  4,277,828              --              --       1,899,534
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $   4,717,389   $     605,729   $     408,139   $   1,899,534
==============================================================================================================
Accumulation units outstanding                         411,004         770,207         378,441              --
==============================================================================================================
Net asset value per accumulation unit            $        1.07   $        0.79   $        1.08   $        0.95
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          SA3            3AC             3AD
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     494,259   $       5,969   $       2,916
                                                 ---------------------------------------------
   at market value                               $     498,588   $       5,956   $       3,156
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --               3               1
----------------------------------------------------------------------------------------------
Total assets                                           498,588           5,959           3,157
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          283               3               1
   Contract terminations                                 3,895              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                        4,178               3               1
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   494,410           5,956           3,156
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $     494,410   $       5,956   $       3,156
==============================================================================================
Accumulation units outstanding                         607,048           6,095           3,211
==============================================================================================
Net asset value per accumulation unit            $        0.81   $        0.98   $        0.98
==============================================================================================

See accompanying notes to financial statements.

                                       16

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         3AB             3AL             3AI             3AV
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     199,946   $     132,726   $       1,184   $     148,463
                                                 -------------------------------------------------------------
   at market value                               $     205,356   $     131,419   $       1,235   $     150,940
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      65              59               1              68
--------------------------------------------------------------------------------------------------------------
Total assets                                           205,421         131,478           1,236         151,008
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           65              59               1              68
   Contract terminations                                    --              --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                           65              59               1              68
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   205,356         131,419           1,235         150,940
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $     205,356   $     131,419   $       1,235   $     150,940
==============================================================================================================
Accumulation units outstanding                         209,971         136,127           1,324         145,573
==============================================================================================================
Net asset value per accumulation unit            $        0.98   $        0.97   $        0.93   $        1.04
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3SR             3CG             3FG
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $       6,095   $           9   $     131,167
                                                 ---------------------------------------------
   at market value                               $       5,638   $           9   $     132,379
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                       2              --              28
----------------------------------------------------------------------------------------------
Total assets                                             5,640               9         132,407
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                            2              --              28
   Contract terminations                                    --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                            2              --              28
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     5,638               9         132,379
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $       5,638   $           9   $     132,379
==============================================================================================
Accumulation units outstanding                           6,328              10         132,462
==============================================================================================
Net asset value per accumulation unit            $        0.89   $        0.95   $        1.00
==============================================================================================

See accompanying notes to financial statements.

                                       17

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3FM             3FO             3RE             3SI
ASSETS
Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     134,112   $       6,613   $     275,692   $     196,326
                                                 -------------------------------------------------------------
   at market value                               $     137,013   $       6,712   $     283,986   $     203,677
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      29               3             121              77
--------------------------------------------------------------------------------------------------------------
Total assets                                           137,042           6,715         284,107         203,754
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           29               3             121              77
   Contract terminations                                    --              --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                           29               3             121              77
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   137,013           6,712         283,986         203,677
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $     137,013   $       6,712   $     283,986   $     203,677
==============================================================================================================
Accumulation units outstanding                         131,673           7,097         210,936         150,319
==============================================================================================================
Net asset value per accumulation unit            $        1.04   $        0.95   $        1.35   $        1.35
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3MS             3UE             3MC
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $           9   $     939,179   $     274,350
                                                 ---------------------------------------------
   at market value                               $           9   $     818,177   $     275,802
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --             391             128
----------------------------------------------------------------------------------------------
Total assets                                                 9         818,568         275,930
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           --             386             128
   Contract terminations                                    --               5              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                           --             391             128
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                         9         818,177         275,802
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $           9   $     818,177   $     275,802
==============================================================================================
Accumulation units outstanding                              10         943,339         200,117
==============================================================================================
Net asset value per accumulation unit            $        0.97   $        0.87   $        1.38
==============================================================================================

See accompanying notes to financial statements.

                                       18

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         3ID             3FS             3TC             3TL
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $       1,094   $           9   $           9   $           9
                                                 -------------------------------------------------------------
   at market value                               $       1,258   $          10   $          10   $          10
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                       1              --              --              --
--------------------------------------------------------------------------------------------------------------
Total assets                                             1,259              10              10              10
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                            1              --              --              --
   Contract terminations                                    --              --              --          76,428
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                            1              --              --              --
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     1,258              10              10              10
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $       1,258   $          10   $          10   $          10
==============================================================================================================
Accumulation units outstanding                           1,309              10              11              11
==============================================================================================================
Net asset value per accumulation unit            $        0.96   $        0.97   $        0.91   $        0.84
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3GT             3IG             3IP
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     116,273   $     368,567   $     196,212
                                                 ---------------------------------------------
   at market value                               $      86,122   $     369,605   $     184,363
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --             261              --
Receivable from mutual funds and portfolios
 for share redemptions                                  76,504             173              85
----------------------------------------------------------------------------------------------
Total assets                                           162,626         370,039         184,448
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           76             173              85
   Contract terminations                                    --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --             261              --
----------------------------------------------------------------------------------------------
Total liabilities                                       76,504             434              85
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                    86,122         369,605         184,363
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $      86,122   $     369,605   $     184,363
==============================================================================================
Accumulation units outstanding                         201,887         605,897         253,393
==============================================================================================
Net asset value per accumulation unit            $        0.43   $        0.61   $        0.73
==============================================================================================

See accompanying notes to financial statements.

                                       19

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3MG             3MD             3UT             3PE
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $     680,483   $     496,635   $     121,862   $           9
                                                 -------------------------------------------------------------
   at market value                               $     617,667   $     494,612   $     123,407   $           9
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                         348             310              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                     283             226              56              --
--------------------------------------------------------------------------------------------------------------
Total assets                                           618,298         495,148         123,463               9
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          283             226              56              --
   Contract terminations                                    --              --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                     348             310              --              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                          631             536              56              --
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   617,667         494,612         123,407               9
Net assets applicable to contracts in payment
 period                                                     --              --              --              --
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $     617,667   $     494,612   $     123,407   $           9
==============================================================================================================
Accumulation units outstanding                         913,438         547,539         138,296              10
==============================================================================================================
Net asset value per accumulation unit            $        0.68   $        0.90   $        0.89   $        0.98
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              3EU             3HS             3PI
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $           9   $     128,758   $     399,883
                                                 ---------------------------------------------
   at market value                               $           9   $     126,387   $     402,161
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                      --              57             127
----------------------------------------------------------------------------------------------
Total assets                                                 9         126,444         402,288
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                           --              57             127
   Contract terminations                                    --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                           --              57             127
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                         9         126,387         402,161
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $           9   $     126,387   $     402,161
==============================================================================================
Accumulation units outstanding                              10         128,607         418,356
==============================================================================================
Net asset value per accumulation unit            $        0.98   $        0.98   $        0.96
==============================================================================================

See accompanying notes to financial statements.

                                       20

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          3VS             3SO             3IT             3SP
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   1,382,673   $     156,256   $     690,133   $     881,140
                                                 -------------------------------------------------------------
   at market value                               $     934,611   $     134,428   $     654,220   $     958,142
Dividends receivable                                        --              --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --             258              --
Receivable from mutual funds and portfolios
 for share redemptions                                   5,541              61             278             442
--------------------------------------------------------------------------------------------------------------
Total assets                                           940,152         134,489         654,756         958,584
==============================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                          435              61             278             439
   Contract terminations                                 5,106              --              --               3
Payable to mutual funds and portfolios for
 investments purchased                                      --              --             258              --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                        5,541              61             536             442
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                   934,611         134,428         654,220         955,196
Net assets applicable to contracts in payment
 period                                                     --              --              --           2,946
Net assets applicable to seed money                         --              --              --              --
--------------------------------------------------------------------------------------------------------------
Total net assets                                 $     934,611   $     134,428   $     654,220   $     958,142
==============================================================================================================
Accumulation units outstanding                       1,092,048         135,509         768,839         819,784
==============================================================================================================
Net asset value per accumulation unit            $        0.86   $        0.99   $        0.85   $        1.17
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         3AA             3WI             3SG
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $       8,274   $         461   $       2,066
                                                 ---------------------------------------------
   at market value                               $       7,876   $         455   $       2,047
Dividends receivable                                        --              --              --
Accounts receivable from IDS Life for contract
 purchase payments                                          --              --              --
Receivable from mutual funds and portfolios
 for share redemptions                                       4              --               1
----------------------------------------------------------------------------------------------
Total assets                                             7,880             455           2,048
==============================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                            4              --               1
   Contract terminations                                    --              --              --
Payable to mutual funds and portfolios for
 investments purchased                                      --              --              --
----------------------------------------------------------------------------------------------
Total liabilities                                            4              --               1
----------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                      7,876             455           2,047
Net assets applicable to contracts in payment
 period                                                     --              --              --
Net assets applicable to seed money                         --              --              --
----------------------------------------------------------------------------------------------
Total net assets                                 $       7,876   $         455   $       2,047
==============================================================================================
Accumulation units outstanding                           8,116             506           2,169
==============================================================================================
Net asset value per accumulation unit            $        0.97   $        0.90   $        0.94
==============================================================================================



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS



                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                        BC3             BD3             CR3            CM3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       3,588   $      38,320   $         706   $     272,942
Variable account expenses                                2,804           3,372           1,433          40,706
--------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                             784          34,948            (727)        232,236
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
 mutual funds and portfolios:
   Proceeds from sales                               3,297,642       4,878,350       5,996,477     158,456,563
   Cost of investments sold                          3,396,615       4,868,565       6,152,004     158,456,743
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
 investments                                           (98,973)          9,785        (155,527)           (180)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                             8,389          (5,986)         77,338              (9)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (90,584)          3,799         (78,189)           (189)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $     (89,800)  $      38,747   $     (78,916)  $     232,047
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                        DE3             EM3            ES3(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       4,025   $         575   $          --
Variable account expenses                                2,271          20,181           7,461
----------------------------------------------------------------------------------------------
Investment income (loss)-- net                           1,754         (19,606)         (7,461)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
mutual funds and portfolios:
   Proceeds from sales                              10,079,132       1,163,361       2,452,136
   Cost of investments sold                         10,063,252       1,474,157       2,499,907
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
 investments                                            15,880        (310,796)        (47,771)
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
 depreciation of investments                            (3,401)        257,738          85,247
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                          12,479         (53,058)         37,476
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $      14,233   $     (72,664)  $      30,015
==============================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               EI3             FI3            GB3              GR3

INVESTMENT INCOME
Dividend income from mutual funds and
 portfolios                                      $     159,665   $      15,791   $       3,884   $          --
Variable account expenses                                8,177           2,078             464           6,112
---------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                         151,488          13,713           3,420          (6,112)
===============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                              10,540,175       3,245,327         875,816       1,623,107
   Cost of investments sold                         10,762,498       3,239,962         869,293       2,249,148
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments       (222,323)          5,365           6,523        (626,041)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                           124,421          (1,551)         (3,993)         96,024
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (97,902)          3,814           2,530        (530,017)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $      53,586   $      17,527   $       5,950   $    (536,129)
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------

YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               IE3           MF3            ND3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       3,875   $       6,597   $       7,133
Variable account expenses                                1,644           1,454          18,642
----------------------------------------------------------------------------------------------
Investment income (loss)-- net                           2,231           5,143         (11,509)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                              46,796,094       1,767,005       9,433,243
   Cost of investments sold                         46,522,957       1,801,792      10,854,634
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments        273,137         (34,787)     (1,421,391)
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
 depreciation of investments                            15,747          18,304         616,580
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                         288,884         (16,483)       (804,811)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $     291,115   $     (11,340)  $    (816,320)
==============================================================================================

See accompanying notes to financial statements.

                                       22

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           SV3(1)            IV3            SC3            ST3(2)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $          --   $      15,219   $          --   $       5,930
Variable account expenses                                9,094          15,350           2,670           4,232
---------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                          (9,094)           (131)         (2,670)          1,698
===============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 269,196       8,353,111       2,944,565           3,346
   Cost of investments sold                            259,658      10,118,664       2,974,915           3,651
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments          9,538      (1,765,553)        (30,350)           (305)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                           305,354         893,596           7,734        (101,857)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         314,892        (871,957)        (22,616)       (102,162)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $     305,798   $    (872,088)  $     (25,286)  $    (100,464)
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            SA3            3AC(2)         3AD(2)

INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       1,492   $          --   $          --
Variable account expenses                                4,256               6               3
-----------------------------------------------------------------------------------------------
Investment income (loss)-- net                          (2,764)             (6)             (3)
===============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                              15,868,693               5               2
   Cost of investments sold                         16,539,021               5               2
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments       (670,328)             --              --
Distributions from capital gains                            --             479              --
Net change in unrealized appreciation or
 depreciation of investments                           336,284             (13)            240
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (334,044)            466             240
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $    (336,808)  $         460   $         237
===============================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3AB(1)          3AL(1)         3AI(1)           3AV(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $          --   $          --   $          --   $          --
Variable account expenses                                   65              90               1             116
--------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                             (65)            (90)             (1)           (116)
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                      65         127,773               1         129,116
   Cost of investments sold                                 63         124,611               1         124,816
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              2           3,162              --           4,300
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                             5,410          (1,307)             51           2,477
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           5,412           1,855              51           6,777
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $       5,347   $       1,765   $          50   $       6,661
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3SR            3CG(1)          3FG(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $         213   $          --   $          --
Variable account expenses                                   15              --              31
----------------------------------------------------------------------------------------------
Investment income (loss)-- net                             198              --             (31)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                   1,364              --              30
   Cost of investments sold                              1,486              --              30
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments           (122)             --              --
Distributions from capital gains                           104              --              --
Net change in unrealized appreciation or
 depreciation of investments                              (308)             --           1,212
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (326)             --           1,212
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $        (128)  $          --   $       1,181
==============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3FM(1)          3FO(1)           3RE             3SI
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          --   $          --   $       8,200   $         410
Variable account expenses                                   41               5           1,272             577
--------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                             (41)             (5)          6,928            (167)
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                      34               4       3,054,846         118,743
   Cost of investments sold                                 33               4       3,034,663         127,158
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              1              --          20,183          (8,415)
Distributions from capital gains                            --              --              --           2,370
Net change in unrealized appreciation or
 depreciation of investments                             2,901              99           2,232           6,700
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           2,902              99          22,415             655
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $       2,861   $          94   $      29,343   $         488
==============================================================================================================
                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3MS(1)           3UE             3MC
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          --   $       3,723   $       2,442
Variable account expenses                                   --           3,850             784
----------------------------------------------------------------------------------------------
Investment income (loss)-- net                              --            (127)          1,658
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                      --         124,760         131,032
   Cost of investments sold                                 --         148,135         134,498
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             --         (23,375)         (3,466)
Distributions from capital gains                            --              --          12,617
Net change in unrealized appreciation or
 depreciation of investments                                --         (64,516)           (676)
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                              --         (87,891)          8,475
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                 $          --   $     (88,018)  $      10,133
==============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3ID(1)          3FS(1)          3TC(1)           3TL(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          --   $          --   $          --   $          --
Variable account expenses                                    1              --              --              --
--------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                              (1)             --              --              --
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                       1              --              --              --
   Cost of investments sold                                  1              --              --              --
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             --              --              --              --
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                               164               1               1               1
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             164               1               1               1
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $         163   $           1   $           1   $           1
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             3GT              3IG             3IP
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $       1,211   $       2,384   $          15
Variable account expenses                                1,000           2,495             728
----------------------------------------------------------------------------------------------
Investment income (loss)-- net                             211            (111)           (713)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               1,255,971      12,443,118       1,641,608
   Cost of investments sold                          1,417,425      12,490,219       1,653,410
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments       (161,454)        (47,101)        (11,802)
Distributions from capital gains                            --              --             953
Net change in unrealized appreciation or
 depreciation of investments                            55,614          (6,034)         (9,460)
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (105,840)        (53,135)        (20,309)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    (105,629)  $     (53,246)  $     (21,022)
==============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3MG             3MD           3UT(1)          3PE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $         305   $          --   $          --   $          --
Variable account expenses                                2,594           2,118              81              --
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (2,289)         (2,118)            (81)             --
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 797,713         440,918         122,255              --
   Cost of investments sold                            905,354         475,192         125,037              --
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments       (107,641)        (34,274)         (2,782)             --
Distributions from capital gains                         3,682          11,262              --              --
Net change in unrealized appreciation or
 depreciation of investments                           (25,399)         12,810           1,545              --
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (129,358)        (10,202)         (1,237)             --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    (131,647)  $     (12,320)  $      (1,318)  $          --
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3EU(1)          3HS(1)          3PI(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          --   $          --   $          --
Variable account expenses                                   --              84             127
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                             --             (84)           (127)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                      --         128,609             127
   Cost of investments sold                                 --         125,049             126
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             --           3,560               1
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
 depreciation of investments                                --          (2,371)          2,278
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                              --           1,189           2,279
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $          --   $       1,105   $       2,152
==============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3VS            3SO(1)           3IT             3SP
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          --   $         505   $          --   $         704
Variable account expenses                                6,355              90           3,283           5,577
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (6,355)            415          (3,283)         (4,873)
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               1,481,367         132,855       8,698,013       2,882,342
   Cost of investments sold                          1,919,692         124,713       8,970,877       2,845,513
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments       (438,325)          8,142        (272,864)         36,829
Distributions from capital gains                       163,984          20,545         177,936              --
Net change in unrealized appreciation or
 depreciation of investments                          (303,292)        (21,828)        (26,983)         83,242
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (577,633)          6,859        (121,911)        120,071
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    (583,988)  $       7,274   $    (125,194)  $     115,198
==============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3AA(2)          3WI(2)           3SG(2)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $          90   $          --   $          --
Variable account expenses                                   32              41               7
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                             58             (41)             (7)
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 228,488       1,427,070           1,104
   Cost of investments sold                            228,827       1,427,367           1,193
----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments           (339)           (297)            (89)
Distributions from capital gains                           210              --              --
Net change in unrealized appreciation or
 depreciation of investments                              (398)             (6)            (19)
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (527)           (303)           (108)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $        (469)  $        (344)  $        (115)
==============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                        BC3            BD3             CR3              CM3
OPERATIONS

Investment income (loss) -- net                  $         784   $      34,948   $        (727)  $     232,236
Net realized gain (loss) on sale of investments        (98,973)          9,785        (155,527)           (180)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                             8,389          (5,986)         77,338              (9)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       (89,800)         38,747         (78,916)        232,047
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              12,629         102,774           7,965      12,532,302
Net transfers(2)                                       264,035         578,387          46,804      (4,219,613)
Transfers for policy loans                                  --              --              --          (3,472)
Contract charges                                           (97)            (18)            (67)           (422)
Contract terminations:
   Surrender benefits                                  (36,893)        (33,915)         (3,000)     (9,369,308)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         239,674         647,228          51,702      (1,060,513)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        447,370         435,921         249,515       7,047,238
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     597,244   $   1,121,896   $     222,301   $   6,218,772
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 453,558         409,536         266,218       6,615,282
Contract purchase payments                              15,353          93,465           9,392      11,574,554
Net transfers(2)                                       303,239         511,400          19,648      (3,894,708)
Transfers for policy loans                                  --              --              --          (3,192)
Contract charges                                          (113)            (16)            (82)           (385)
Contract terminations:
   Surrender benefits                                  (43,062)        (29,839)         (3,969)     (8,633,475)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       728,975         984,546         291,207       5,658,076
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                        DE3             EM3           ES3(1)
OPERATIONS

Investment income (loss) -- net                  $       1,754   $     (19,606)  $      (7,461)
Net realized gain (loss) on sale of investments         15,880        (310,796)        (47,771)
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
 depreciation of investments                            (3,401)        257,738          85,247
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        14,233         (72,664)         30,015
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              23,747               9       2,001,788
Net transfers(2)                                       193,867           1,302          30,841
Transfers for policy loans                                  --              --              --
Contract charges                                           (76)             --              --
Contract terminations:
   Surrender benefits                                 (163,632)             --              --
   Death benefits                                           --              --              --
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          53,906           1,311       2,032,629
----------------------------------------------------------------------------------------------
Net assets at beginning of year                        219,745       3,745,755              --
----------------------------------------------------------------------------------------------
Net assets at end of year                        $     287,884   $   3,674,402   $   2,062,644
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 218,167           1,252              --
Contract purchase payments                              24,242              14           1,930
Net transfers(2)                                       198,574           2,003          35,746
Transfers for policy loans                                  --              --              --
Contract charges                                           (77)             --              --
Contract terminations:
   Surrender benefits                                 (159,457)             --              --
   Death benefits                                           --              --              --
----------------------------------------------------------------------------------------------
Units outstanding at end of year                       281,449           3,269          37,676
==============================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                EI3            FI3             GB3            GR3
OPERATIONS

Investment income (loss) -- net                  $     151,488   $      13,713   $       3,420   $      (6,112)
Net realized gain (loss) on sale of investments       (222,323)          5,365           6,523        (626,041)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                           124,421          (1,551)         (3,993)         96,024
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                              53,586          17,527           5,950        (536,129)
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              28,149          47,030           4,415          87,097
Net transfers(1)                                       318,431         623,192         243,869        (341,843)
Transfers for policy loans                                  --          (8,413)             --             383
Contract charges                                           (81)             --              (6)           (391)
Contract terminations:
   Surrender benefits                                   (6,983)             --              --         (32,568)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         339,516         661,809         248,278        (287,322)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,082,352           1,015           4,209       1,650,456
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   1,475,454   $     680,351   $     258,437   $     827,005
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               1,185,569             934           4,092       1,761,529
Contract purchase payments                              30,373          41,646           4,248         115,884
Net transfers(1)                                       340,788         556,291         241,119        (539,778)
Transfers for policy loans                                  --          (7,343)             --             552
Contract charges                                           (85)             --              (6)           (553)
Contract terminations:
   Surrender benefits                                   (7,408)             --              --         (52,214)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,549,237         591,528         249,453       1,285,420
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              IE3              MF3            ND3
OPERATIONS

Investment income (loss) -- net                  $       2,231   $       5,143   $     (11,509)
Net realized gain (loss) on sale of investments        273,137         (34,787)     (1,421,391)
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
 depreciation of investments                            15,747          18,304         616,580
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             291,115         (11,340)       (816,320)
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               8,016         164,766         223,803
Net transfers(1)                                      (320,543)        (18,863)       (456,464)
Transfers for policy loans                                  --              --             521
Contract charges                                           (43)            (36)           (708)
Contract terminations:
   Surrender benefits                                  (11,447)         (9,000)       (270,298)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (324,017)        136,867        (503,146)
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                         76,699         152,830       4,220,683
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $      43,797   $     278,357   $   2,901,217
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  80,621         144,523       3,919,497
Contract purchase payments                              11,347         162,392         240,350
Net transfers(1)                                       (12,152)         (1,215)       (608,454)
Transfers for policy loans                                  --              --             588
Contract charges                                           (55)            (36)           (777)
Contract terminations:
   Surrender benefits                                  (14,573)         (9,678)       (298,876)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                        65,188         295,986       3,252,328
===============================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           SV3(1)           IV3             SC3             ST3(2)
OPERATIONS

Investment income (loss) -- net                  $      (9,094)  $        (131)  $      (2,670)  $       1,698
Net realized gain (loss) on sale of investments          9,538      (1,765,553)        (30,350)           (305)
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                           305,354         893,596           7,734        (101,857)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             305,798        (872,088)        (25,286)       (100,464)
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           4,012,515           2,851          15,918       1,999,998
Net transfers(3)                                       399,076         433,418         223,978              --
Transfers for policy loans                                  --              --              64              --
Contract charges                                            --              (8)            (73)             --
Contract terminations:
   Surrender benefits                                       --      (8,248,026)       (138,514)             --
   Death benefits                                           --          (3,318)             --              --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       4,411,591      (7,815,083)        101,373       1,999,998
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --       9,292,900         332,052              --
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   4,717,389   $     605,729   $     408,139   $   1,899,534
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --         285,103         286,198              --
Contract purchase payments                              12,780           3,071          15,253              --
Net transfers(3)                                       398,224         513,204         205,147              --
Transfers for policy loans                                  --              --              64              --
Contract charges                                            --             (10)            (74)             --
Contract terminations:
   Surrender benefits                                       --         (26,869)       (128,147)             --
   Death benefits                                           --          (4,292)             --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       411,004         770,207         378,441              --
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            SA3             3AC(2)          3AD(2)
OPERATIONS

Investment income (loss) -- net                  $      (2,764)  $          (6)  $          (3)
Net realized gain (loss) on sale of investments       (670,328)             --              --
Distributions from capital gains                            --             479              --
Net change in unrealized appreciation or
 depreciation of investments                           336,284             (13)            240
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            (336,808)            460             237
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              48,432             275             578
Net transfers(3)                                      (181,643)          5,221           2,341
Transfers for policy loans                                 457              --              --
Contract charges                                          (370)             --              --
Contract terminations:
   Surrender benefits                                  (10,151)             --              --
   Death benefits                                           --              --              --
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (143,275)          5,496           2,919
----------------------------------------------------------------------------------------------
Net assets at beginning of year                        974,493              --              --
----------------------------------------------------------------------------------------------
Net assets at end of year                        $     494,410   $       5,956   $       3,156
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 798,425              --              --
Contract purchase payments                              55,944             291             622
Net transfers(3)                                      (236,405)          5,804           2,589
Transfers for policy loans                                 539              --              --
Contract charges                                          (405)             --              --
Contract terminations:
   Surrender benefits                                  (11,050)             --              --
   Death benefits                                           --              --              --
----------------------------------------------------------------------------------------------
Units outstanding at end of year                       607,048           6,095           3,211
==============================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(3) Includes transfer activity from (to) other subaccounts and transfers from
   (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3AB(1)           3AL(1)         3AI(1)          3AV(1)
OPERATIONS

Investment income (loss) -- net                  $         (65)  $         (90)  $          (1)  $        (116)
Net realized gain (loss) on sale of investments              2           3,162              --           4,300
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                             5,410          (1,307)             51           2,477
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         5,347           1,765              50           6,661
================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   9         129,654           1,185         141,399
Net transfers(2)                                       200,000              --              --           2,880
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --              --
   Death benefits                                           --              --              --              --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         200,009         129,654           1,185         144,279
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --              --              --              --
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     205,356   $     131,419   $       1,235   $     150,940
================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --              --              --              --
Contract purchase payments                                  10         136,127           1,324         142,560
Net transfers(2)                                       209,961              --              --           3,013
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --              --
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       209,971         136,127           1,324         145,573
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)           3SR             3CG(1)          3FG(1)
OPERATIONS

Investment income (loss) -- net                  $         198   $          --  $         (31)
Net realized gain (loss) on sale of investments           (122)             --              --
Distributions from capital gains                           104              --              --
Net change in unrealized appreciation or
 depreciation of investments                              (308)             --           1,212
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          (128)             --           1,181
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 830               9           1,186
Net transfers(2)                                           340              --         130,012
Transfers for policy loans                                  --              --              --
Contract charges                                            --              --              --
Contract terminations:
   Surrender benefits                                     (122)             --              --
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,048               9         131,198
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                          4,718              --              --
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $       5,638   $           9   $     132,379
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   4,896              --              --
Contract purchase payments                                 876              10           1,277
Net transfers(2)                                           693              --         131,185
Transfers for policy loans                                  --              --              --
Contract charges                                            --              --              --
Contract terminations:
   Surrender benefits                                     (137)             --              --
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                         6,328              10         132,462
===============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3FM(1)        3FO(1)            3RE             3SI
OPERATIONS

Investment income (loss) -- net                  $         (41)  $          (5)  $       6,928   $        (167)
Net realized gain (loss) on sale of investments              1              --          20,183          (8,415)
Distributions from capital gains                            --              --              --           2,370
Net change in unrealized appreciation or
 depreciation of investments                             2,901              99           2,232           6,700
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         2,861              94          29,343             488
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               9,152           6,618           8,238          33,993
Net transfers(2)                                       125,000              --          68,584         164,697
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --             (72)            (20)
Contract terminations:
   Surrender benefits                                       --              --          (1,253)         (6,564)
   Death benefits                                           --              --          (6,040)             --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         134,152           6,618          69,457         192,106
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --              --         185,186          11,083
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     137,013   $       6,712   $     283,986   $     203,677
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --              --         147,540           9,257
Contract purchase payments                               9,244           7,097           6,495          25,689
Net transfers(2)                                       122,429              --          62,644         120,960
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --             (55)            (15)
Contract terminations:
   Surrender benefits                                       --              --          (1,036)         (5,572)
   Death benefits                                           --              --          (4,652)             --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       131,673           7,097         210,936         150,319
===============================================================================================================

                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
                                                     3MS(1)           3UE             3MC
OPERATIONS

Investment income (loss) -- net                  $          --   $        (127)  $       1,658
Net realized gain (loss) on sale of investments             --         (23,375)         (3,466)
Distributions from capital gains                            --              --          12,617
Net change in unrealized appreciation or
 depreciation of investments                                --         (64,516)           (676)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                            --         (88,018)         10,133
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   9          29,985          81,997
Net transfers(2)                                            --         328,864         227,145
Transfers for policy loans                                  --             (53)         (4,996)
Contract charges                                            --            (200)            (83)
Contract terminations:
   Surrender benefits                                       --         (24,224)        (56,438)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               9         334,372         247,625
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                             --         571,823          18,044
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $           9   $     818,177   $     275,802
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --         577,230          14,593
Contract purchase payments                                  10          32,330          65,228
Net transfers(2)                                            --         362,668         167,062
Transfers for policy loans                                  --             (60)         (3,853)
Contract charges                                            --            (224)            (65)
Contract terminations:
   Surrender benefits                                       --         (28,605)        (42,848)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                            10         943,339         200,117
===============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
   (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3ID(1)         3FS(1)          3TC(1)          3TL(1)
OPERATIONS

Investment income (loss) -- net                  $          (1)  $          --   $          --   $          --
Net realized gain (loss) on sale of investments             --              --              --              --
Distributions from capital gains                            --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                               164               1               1               1
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           163               1               1               1
==============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               1,095               9               9              9
Net transfers(2)                                            --              --              --              --
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --              --
   Death benefits                                           --              --              --              --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,095               9               9               9
--------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --              --              --              --
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $       1,258   $          10   $          10  $           10
==============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --              --              --              --
Contract purchase payments                               1,309              10              11              11
Net transfers(2)                                            --              --              --              --
Transfers for policy loans                                  --              --              --              --
Contract charges                                            --              --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --              --
   Death benefits                                           --              --              --              --
--------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,309              10              11             11
==============================================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3GT            3IG             3IP

OPERATIONS

Investment income (loss) -- net                  $         211   $        (111)  $        (713)
Net realized gain (loss) on sale of investments       (161,454)        (47,101)        (11,802)
Distributions from capital gains                            --              --             953
Net change in unrealized appreciation or
 depreciation of investments                            55,614          (6,034)         (9,460)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                      (105,629)        (53,246)        (21,022)
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              20,612          61,719           5,085
Net transfers(2)                                        40,583         (46,691)        148,913
Transfers for policy loans                                  --              --              64
Contract charges                                          (227)            (93)            (74)
Contract terminations:
   Surrender benefits                                  (81,420)        (37,148)         (3,464)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (20,452)        (22,213)        150,524
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                        212,203         445,064          54,861
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $      86,122   $     369,605   $     184,363
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 309,990         555,627          56,924
Contract purchase payments                              40,841          74,737           6,709
Net transfers(2)                                        40,845          35,872         193,586
Transfers for policy loans                                  --              --              89
Contract charges                                          (508)           (150)            (92)
Contract terminations:
   Surrender benefits                                 (189,281)        (60,189)         (3,823)
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                       201,887         605,897         253,393
===============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3MG             3MD            3UT(1)          3PE(1)
OPERATIONS

Investment income (loss) -- net                  $      (2,289)  $      (2,118)  $         (81)  $          --
Net realized gain (loss) on sale of investments       (107,641)        (34,274)         (2,782)             --
Distributions from capital gains                         3,682          11,262              --              --
Net change in unrealized appreciation or
 depreciation of investments                           (25,399)         12,810           1,545              --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                      (131,647)        (12,320)         (1,318)             --
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             141,372          49,174         124,725               9
Net transfers(2)                                       125,534         127,146              --              --
Transfers for policy loans                                 (16)             --              --              --
Contract charges                                           (72)            (98)             --              --
Contract terminations:
   Surrender benefits                                     (123)         (6,910)             --              --
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         266,695         169,312         124,725               9
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        482,619         337,620              --              --
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     617,667   $     494,612   $     123,407   $           9
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 532,539         352,144              --              --
Contract purchase payments                             208,754          56,265         138,296              10
Net transfers(2)                                       172,490         147,288              --              --
Transfers for policy loans                                 (23)             --              --              --
Contract charges                                          (104)           (115)             --              --
Contract terminations:
   Surrender benefits                                     (218)         (8,043)             --              --
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       913,438         547,539         138,296              10
===============================================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3EU(1)         3HS(1)          3PI(1)
OPERATIONS

Investment income (loss) -- net                  $          --   $         (84)  $        (127)
Net realized gain (loss) on sale of investments             --           3,560               1
Distributions from capital gains                            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               --          (2,371)          2,278
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           --           1,105           2,152
================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   9         125,282               9
Net transfers(2)                                            --              --         400,000
Transfers for policy loans                                  --              --              --
Contract charges                                            --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --
   Death benefits                                           --              --              --
------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               9         125,282         400,009
------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --              --              --
------------------------------------------------------------------------------------------------
Net assets at end of year                        $           9   $     126,387   $     402,161
================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --              --              --
Contract purchase payments                                  10         128,607              10
Net transfers(2)                                            --              --         418,346
Transfers for policy loans                                  --              --              --
Contract charges                                            --              --              --
Contract terminations:
   Surrender benefits                                       --              --              --
   Death benefits                                           --              --              --
------------------------------------------------------------------------------------------------
Units outstanding at end of year                            10         128,607         418,356
================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3VS            3SO(1)          3IT             3SP
OPERATIONS

Investment income (loss) -- net                  $      (6,355)  $         415   $      (3,283)  $      (4,873)
Net realized gain (loss) on sale of investments       (438,325)          8,142        (272,864)         36,829
Distributions from capital gains                       163,984          20,545         177,936              --
Net change in unrealized appreciation or
  depreciation of investments                         (303,292)        (21,828)        (26,983)         83,242
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (583,988)          7,274        (125,194)        115,198
===============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              99,376         127,154         120,217          56,138
Net transfers(2)                                      (271,807)             --          23,742        (230,847)
Transfers for policy loans                                 383              --            (799)             --
Contract charges                                          (338)             --            (382)           (202)
Contract terminations:
   Surrender benefits                                  (30,701)             --         (13,798)        (23,788)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (203,087)        127,154         128,980        (198,699)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,721,686              --         650,434       1,041,643
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     934,611   $     134,428   $     654,220   $     958,142
===============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               1,330,395              --         599,215         990,217
Contract purchase payments                             100,690         135,509         132,754          50,060
Net transfers(2)                                      (306,017)             --          52,731        (198,497)
Transfers for policy loans                                 424              --          (1,130)             --
Contract charges                                          (380)             --            (415)           (186)
Contract terminations:
   Surrender benefits                                  (33,064)             --         (14,316)        (21,810)
   Death benefits                                           --              --              --              --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,092,048         135,509         768,839         819,784
===============================================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            3AA(2)         3WI(2)          3SG(2)
OPERATIONS

Investment income (loss) -- net                  $          58   $         (41)  $          (7)
Net realized gain (loss) on sale of investments           (339)           (297)            (89)
Distributions from capital gains                           210              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (398)             (6)            (19)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (469)           (344)           (115)
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 409             269              79
Net transfers(2)                                         7,936             535           2,025
Transfers for policy loans                                  --              --              64
Contract charges                                            --              (5)             (6)
Contract terminations:
   Surrender benefits                                       --              --              --
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           8,345             799           2,162
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                             --              --              --
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $       7,876   $         455   $       2,047
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      --              --              --
Contract purchase payments                                 425             270              87
Net transfers(2)                                         7,691             242           2,016
Transfers for policy loans                                  --              --              75
Contract charges                                            --              (6)             (9)
Contract terminations:
   Surrender benefits                                       --              --              --
   Death benefits                                           --              --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                         8,116             506           2,169
===============================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                        BC3            BD3             CR3
OPERATIONS

Investment income (loss) -- net                  $        (284)  $       6,659   $      83,919
Net realized gain (loss) on investments                 (9,469)           (747)       (113,559)
Net change in unrealized appreciation or
 depreciation of investments                           (44,170)          3,200        (130,039)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       (53,923)          9,112        (159,679)
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              58,126         192,487         265,037
Net transfers(2)                                       245,033         191,734        (851,504)
Transfers for policy loans                                  --              --              --
Contract charges                                           (29)             --              (6)
Contract terminations:
   Surrender benefits                                  (35,345)         (5,581)             --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         267,785         378,640        (586,473)
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                        233,508          48,169         995,667
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $     447,370   $     435,921   $     249,515
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 210,746          47,444         871,976
Contract purchase payments                              52,636         188,193         241,310
Net transfers(2)                                       222,598         179,315        (847,061)
Transfers for policy loans                                  --              --              --
Contract charges                                           (28)             --              (7)
Contract terminations:
   Surrender benefits                                  (32,394)         (5,416)             --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                       453,558         409,536         266,218
===============================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                       CM3            DE3             EM3(1)

OPERATIONS

Investment income (loss) -- net                  $     148,842   $       1,021   $     (12,234)
Net realized gain (loss) on investments                (29,829)          7,148        (419,249)
Net change in unrealized appreciation or
  depreciation of investments                                1           6,069        (807,414)
Net increase (decrease) in net assets resulting
  from operations                                      119,014          14,238      (1,238,897)
===============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           7,243,061          15,668       5,000,000
Net transfers(2)                                     2,220,181         166,784         (15,348)
Transfers for policy loans                                  --              --              --
Contract charges                                          (296)            (33)             --
Contract terminations:
   Surrender benefits                                 (388,336)             --              --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       4,634,248         182,419       4,984,652
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,293,976          23,088              --
-----------------------------------------------------------------------------------------------
Net assets at end of year                        $   7,047,238   $     219,745   $   3,745,755
===============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               2,266,486          22,622              --
Contract purchase payments                           6,914,984          15,958              --
Net transfers(2)                                    (2,199,449)        179,621           1,252
Transfers for policy loans                                  --              --              --
Contract charges                                          (280)            (34)             --
Contract terminations:
   Surrender benefits                                 (366,459)             --              --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,615,282         218,167           1,252
===============================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              EI3            FI3             GB3
OPERATIONS

Investment income (loss) -- net                  $      89,792   $         345   $         118
Net realized gain (loss) on investments                (65,064)             27            (121)
Net change in unrealized appreciation or
  depreciation of investments                         (139,838)             19              97
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (115,110)            391              94
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           1,914,727          65,402            (246)
Net transfers(1)                                      (756,503)        (85,642)          1,549
Transfers for policy loans                                  --              --              --
Contract charges                                           (10)             --              (5)
Contract terminations:
   Surrender benefits                                   (9,538)             --              --
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,148,676         (20,240)          1,298
----------------------------------------------------------------------------------------------
Net assets at beginning of year                         48,786          20,864           2,817
----------------------------------------------------------------------------------------------
Net assets at end of year                        $   1,082,352   $       1,015   $       4,209
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  48,194           9,663           2,813
Contract purchase payments                           1,949,394          61,805            (246)
Net transfers(1)                                      (802,277)        (70,534)          1,531
Transfers for policy loans                                  --              --              --
Contract charges                                           (11)             --              (6)
Contract terminations:
   Surrender benefits                                   (9,731)             --              --
----------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,185,569             934           4,092
==============================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)              GR3            IE3             MF3
OPERATIONS

Investment income (loss) -- net                  $      (7,028)  $      14,347   $      10,656
Net realized gain (loss) on investments                (34,905)         59,267           3,173
Net change in unrealized appreciation or
  depreciation of investments                         (342,081)        (32,516)        (17,141)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (384,014)         41,098          (3,312)
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           1,539,082          45,116          21,479
Net transfers(1)                                       215,652        (166,404)        124,199
Transfers for policy loans                              (1,478)             --              --
Contract charges                                          (102)             (4)             (4)
Contract terminations:
   Surrender benefits                                 (186,378)        (12,606)             --
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,566,776        (133,898)        145,674
----------------------------------------------------------------------------------------------
Net assets at beginning of year                        467,694         169,499          10,468
----------------------------------------------------------------------------------------------
Net assets at end of year                        $   1,650,456   $      76,699   $     152,830
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 400,647         133,025           9,618
Contract purchase payments                           1,292,730          37,299          21,284
Net transfers(1)                                       242,715         (78,891)        113,625
Transfers for policy loans                              (1,171)             --              --
Contract charges                                           (91)             (4)             (4)
Contract terminations:
   Surrender benefits                                 (173,301)        (10,808)             --
----------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,761,529          80,621         144,523
==============================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            ND3            IV3(1)          SC3
OPERATIONS

Investment income (loss) -- net                  $     248,067   $      33,024   $       8,339
Net realized gain (loss) on investments                 25,623           4,672          29,975
Net change in unrealized appreciation or
  depreciation of investments                         (702,359)     (1,015,023)        (72,468)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (428,669)       (977,327)        (34,154)
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           2,589,396      10,206,195         133,746
Net transfers(2)                                     1,831,870          64,032         185,041
Transfers for policy loans                              (4,040)             --              --
Contract charges                                          (323)             --             (29)
Contract terminations:
   Surrender benefits                                 (275,034)             --        (414,304)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       4,141,869      10,270,227         (95,546)
----------------------------------------------------------------------------------------------
Net assets at beginning of year                        507,483              --         461,752
----------------------------------------------------------------------------------------------
Net assets at end of year                        $   4,220,683   $   9,292,900   $     332,052
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 426,131              --          27,894
Contract purchase payments                           2,173,284         218,925         111,759
Net transfers(2)                                     1,559,162          66,178         148,062
Transfers for policy loans                              (3,595)             --              --
Contract charges                                          (289)             --             (25)
Contract terminations:
   Surrender benefits                                 (235,196)             --          (1,492)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,919,497         285,103         286,198
==============================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            SA3            3SR(1)          3RE
OPERATIONS

Investment income (loss) -- net                  $     347,022   $         350   $      29,902
Net realized gain (loss) on investments               (315,311)           (533)         (2,692)
Net change in unrealized appreciation or
 depreciation of investments                          (341,167)           (149)          6,014
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                      (309,456)           (332)         33,224
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           1,091,392           4,516         154,925
Net transfers(2)                                       391,148             534          (5,142)
Transfers for policy loans                              (3,960)             --              --
Contract charges                                           (59)             --             (24)
Contract terminations:
   Surrender benefits                                 (244,469)             --          (1,786)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,234,052           5,050         147,973
----------------------------------------------------------------------------------------------
Net assets at beginning of year                         49,897              --           3,989
----------------------------------------------------------------------------------------------
Net assets at end of year                        $     974,493   $       4,718   $     185,186
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  32,918              --           4,160
Contract purchase payments                             689,417           4,548         137,759
Net transfers(2)                                       259,388             348           7,103
Transfers for policy loans                              (2,735)             --              --
Contract charges                                           (46)             --             (20)
Contract terminations:
   Surrender benefits                                 (180,517)             --          (1,462)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                       798,425           4,896         147,540
==============================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            3SI            3IS             3UE
OPERATIONS

Investment income (loss) -- net                  $         (39)  $         335   $       4,740
Net realized gain (loss) on investments                  7,376          24,306          (4,937)
Net change in unrealized appreciation or
  depreciation of investments                              592            (104)        (61,980)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        7,929          24,537         (62,177)
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               7,737          40,086         469,167
Net transfers(2)                                        (6,146)        (31,219)        (19,983)
Transfers for policy loans                                  --              --              --
Contract charges                                            --             (14)            (72)
Contract terminations:
   Surrender benefits                                       --              --          (2,822)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,591           8,853         446,290
----------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,563           9,405         187,710
----------------------------------------------------------------------------------------------
Net assets at end of year                        $      11,083   $      42,795   $     571,823
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   1,623           9,250         170,333
Contract purchase payments                               7,829          38,553         434,350
Net transfers(2)                                          (195)         (4,931)        (24,837)
Transfers for policy loans                                  --              --              --
Contract charges                                            --             (14)            (69)
Contract terminations:
   Surrender benefits                                       --              --          (2,547)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                         9,257          42,858         577,230
==============================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            3MC            3GT(1)          3IG(1)
OPERATIONS

Investment income (loss) -- net                  $         515   $         723   $       7,570
Net realized gain (loss) on investments                  1,533            (493)         (1,726)
Net change in unrealized appreciation or
  depreciation of investments                            2,027         (85,765)          7,072
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        4,075         (85,535)         12,916
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               3,143         160,360         428,802
Net transfers(2)                                         3,647         139,701           6,408
Transfers for policy loans                                  76              --              --
Contract charges                                           (15)            (28)             (2)
Contract terminations:
   Surrender benefits                                     (412)         (2,295)         (3,060)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           6,439         297,738         432,148
----------------------------------------------------------------------------------------------
Net assets at beginning of year                          7,530              --              --
----------------------------------------------------------------------------------------------
Net assets at end of year                        $      18,044   $     212,203   $     445,064
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   7,935              --              --
Contract purchase payments                               3,019         158,252         500,751
Net transfers(2)                                         3,970         154,235          58,193
Transfers for policy loans                                  80              --              --
Contract charges                                           (13)            (29)             (3)
Contract terminations:
   Surrender benefits                                     (398)         (2,468)         (3,314)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                        14,593         309,990         555,627
==============================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            3IP            3MG(1)         3MD(1)
OPERATIONS

Investment income (loss) -- net                  $         549   $        (661)  $        (486)
Net realized gain (loss) on investments                     26            (556)          1,429
Net change in unrealized appreciation or
  depreciation of investments                           (2,955)        (37,417)        (14,833)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (2,380)        (38,634)        (13,890)
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              33,130         485,821         162,022
Net transfers(2)                                        15,182          35,436         191,979
Transfers for policy loans                                  --              --              --
Contract charges                                           (35)             (4)             (1)
Contract terminations:
   Surrender benefits                                       --              --          (2,490)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          48,277         521,253         351,510
----------------------------------------------------------------------------------------------
Net assets at beginning of year                          8,964              --              --
----------------------------------------------------------------------------------------------
Net assets at end of year                        $      54,861   $     482,619   $     337,620
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   8,363              --              --
Contract purchase payments                              33,127         496,790         163,559
Net transfers(2)                                        15,472          35,753         191,061
Transfers for policy loans                                  --              --              --
Contract charges                                           (38)             (4)             (1)
Contract terminations:
   Surrender benefits                                       --              --          (2,475)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                        56,924         532,539         352,144
==============================================================================================

                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)            3VS            3IT             3SP

OPERATIONS

Investment income (loss)-- net                   $       6,776   $      64,295   $     123,532
Net realized gain (loss) on investments                 19,640        (250,961)       (212,677)
Net change in unrealized appreciation or
  depreciation of investments                         (162,052)        (39,390)        (14,033)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (135,636)       (226,056)       (103,178)
==============================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           1,524,126         635,975       1,086,657
Net transfers(2)                                       304,320         127,299          16,218
Transfers for policy loans                              (1,535)          3,180              --
Contract charges                                          (154)            (85)            (37)
Contract terminations:
   Surrender benefits                                 (217,319)        (59,230)       (101,430)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,609,438         707,139       1,001,408
----------------------------------------------------------------------------------------------
Net assets at beginning of year                        247,884         169,351         143,413
----------------------------------------------------------------------------------------------
Net assets at end of year                        $   1,721,686   $     650,434   $   1,041,643
==============================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 182,717         111,791         124,538
Contract purchase payments                           1,078,608         410,305         963,969
Net transfers(2)                                       221,461         121,611           3,491
Transfers for policy loans                                (879)          2,229              --
Contract charges                                          (111)            (71)            (37)
Contract terminations:
   Surrender benefits                                 (151,401)        (46,650)       (101,744)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,330,395         599,215         990,217
==============================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT  INVESTS EXCLUSIVELY IN SHARES OF                                         INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
BC3         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     IDS Life Insurance Company(1)
BD3         AXP(R) Variable Portfolio - Bond Fund                                    IDS Life Insurance Company(1)
CR3         AXP(R) Variable Portfolio - Capital Resource Fund                        IDS Life Insurance Company(1)
CM3         AXP(R) Variable Portfolio - Cash Management Fund                         IDS Life Insurance Company(1)
DE3         AXP(R) Variable Portfolio - Diversified Equity Income Fund               IDS Life Insurance Company(1)
EM3         AXP(R) Variable Portfolio - Emerging Markets Fund                        IDS Life Insurance Company(2)
ES3         AXP(R) Variable Portfolio - Equity Select Fund                           IDS Life Insurance Company(1)
EI3         AXP(R) Variable Portfolio - Extra Income Fund                            IDS Life Insurance Company(1)
FI3         AXP(R) Variable Portfolio - Federal Income Fund                          IDS Life Insurance Company(1)
GB3         AXP(R) Variable Portfolio - Global Bond Fund                             IDS Life Insurance Company(1)
GR3         AXP(R) Variable Portfolio - Growth Fund                                  IDS Life Insurance Company(1)
IE3         AXP(R) Variable Portfolio - International Fund                           IDS Life Insurance Company(2)
MF3         AXP(R) Variable Portfolio - Managed Fund                                 IDS Life Insurance Company(1)
ND3         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       IDS Life Insurance Company(1)
SV3         AXP(R) Variable Portfolio - Partners Small Cap Value Fund                IDS Life Insurance Company(3)
IV3         AXP(R) Variable Portfolio - S&P 500 Index Fund                           IDS Life Insurance Company(1)
SC3         AXP(R) Variable Portfolio - Small Cap Advantage Fund                     IDS Life Insurance Company(4)
ST3         AXP(R) Variable Portfolio - Stock Fund                                   IDS Life Insurance Company(1)
SA3         AXP(R) Variable Portfolio - Strategy Aggressive Fund                     IDS Life Insurance Company(1)
3AC         AIM V.I. Capital Appreciation Fund, Series II                            A I M Advisors, Inc.
3AD         AIM V.I. Capital Development Fund, Series II                             A I M Advisors, Inc.
3AB         Alliance VP AllianceBernstein International Value Portfolio (Class B)    Alliance Capital Management, L.P.
3AL         Alliance VP Growth and Income Portfolio (Class B)                        Alliance Capital Management, L.P.
3AI         American Century(R) VP International, Class II                           American Century Investment Management, Inc.
3AV         American Century(R) VP Value, Class II                                   American Century Investment Management, Inc.
3SR         Calvert Variable Series, Inc. Social Balanced Portfolio                  Calvert Asset Management Company, Inc.(5)
3CG         Evergreen VA Capital Growth Fund, Class L Shares                         Evergreen Investment Management Company, LLC(6)
3FG         Fidelity VIP Growth & Income Portfolio (Service Class 2)                 Fidelity Management & Research Company (FMR)(7)
3FM         Fidelity VIP Mid Cap Portfolio (Service Class 2)                         Fidelity Management & Research Company (FMR)(7)
3FO         Fidelity VIP Overseas Portfolio (Service Class 2)                        Fidelity Management & Research Company (FMR)(8)
3RE         FTVIPT Franklin Real Estate Fund - Class 2                               Franklin Advisers, Inc.
3SI         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                Franklin Advisory Services, LLC
             (previously FTVIPT Franklin Value Securities Fund - Class 2)
3MS         FTVIPT Mutual Shares Securities Fund - Class 2                           Franklin Mutual Advisers, LLC
3UE         Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              Goldman Sachs Asset Management
3MC         Goldman Sachs VIT Mid Cap Value Fund                                     Goldman Sachs Asset Management
3ID         INVESCO VIF - Dynamics Fund                                              INVESCO Funds Group, Inc.
3FS         INVESCO VIF - Financial Services Fund                                    INVESCO Funds Group, Inc.
3TC         INVESCO VIF - Technology Fund                                            INVESCO Funds Group, Inc.
3TL         INVESCO VIF - Telecommunications Fund                                    INVESCO Funds Group, Inc.
3GT         Janus Aspen Series Global Technology Portfolio: Service Shares           Janus Capital
3IG         Janus Aspen Series International Growth Portfolio: Service Shares        Janus Capital
3IP         Lazard Retirement International Equity Portfolio                         Lazard Asset Management
3MG         MFS(R) Investors Growth Stock Series - Service Class                     MFS Investment Management(R)
3MD         MFS(R) New Discovery Series - Service Class                              MFS Investment Management(R)
3UT         MFS(R) Utilities Series - Service Class                                  MFS Investment Management(R)
3PE         Pioneer Equity Income VCT Portfolio - Class II Shares                    Pioneer
3EU         Pioneer Europe VCT Portfolio - Class II Shares                           Pioneer
3HS         Putnam VT Health Sciences Fund - Class IB Shares                         Putnam Investment Management, LLC
3PI         Putnam VT International Growth Fund - Class IB Shares                    Putnam Investment Management, LLC
3VS         Putnam VT Vista Fund - Class IB Shares                                   Putnam Investment Management, LLC
3SO         Strong Opportunity Fund II -Advisor Class                                Strong Capital Management, Inc.

                                       39

SUBACCOUNT  INVESTS EXCLUSIVELY IN SHARES OF                                         INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
3IT         Wanger International Small Cap                                           Liberty Wanger Asset Management, L.P.
3SP         Wanger U.S. Smaller Companies                                            Liberty Wanger Asset Management, L.P.
             (previously Wanger U.S. Small Cap)
3AA         Wells Fargo VT Asset Allocation Fund                                     Wells Fargo Funds Management, LLC(9)
3WI         Wells Fargo VT International Equity Fund                                 Wells Fargo Funds Management, LLC(9)
3SG         Wells Fargo VT Small Cap Growth Fund                                     Wells Fargo Funds Management, LLC(9)
-----------------------------------------------------------------------------------------------------------------------------------



(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment advisor. Royce & Associates, LLC and EQSF Advisers, Inc. are the sub-advisers.
(4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(5) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.
(6) Pilgrim Baxter Value Investors, Inc. is the sub-investment adviser.
(7) FMR U.K. and FMR Far East are the sub-investment advisers.
(8) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(9) Wells Capital Management Incorporated is the sub-adviser.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life. IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES
IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                           PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                          0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                              0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                               0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                              1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                                 0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                  0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                   0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                        0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                 0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                       0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                             0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                      1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           0.650% to 0.575%
---------------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - International Fund and AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                           PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                          0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                              0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                               0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                              0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                                 0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                   0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                        0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                 0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                       0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                             0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                      0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           0.060% to 0.035%
---------------------------------------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

6. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                SHARES                       NAV
------------------------------------------------------------------------------------------------------------------------------------
BC3                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      72,936                     $ 8.19
BD3                  AXP(R) Variable Portfolio - Bond Fund                                     34,608                      10.47
CR3                  AXP(R) Variable Portfolio - Capital Resource Fund                         10,254                      21.69
CM3                  AXP(R) Variable Portfolio - Cash Management Fund                       5,444,960                       1.00
DE3                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                36,541                      10.10
EM3                  AXP(R) Variable Portfolio - Emerging Markets Fund                        496,386                       7.41
ES3                  AXP(R) Variable Portfolio - Equity Select Fund                           203,102                      10.16
EI3                  AXP(R) Variable Portfolio - Extra Income Fund                            456,291                       6.57
FI3                  AXP(R) Variable Portfolio - Federal Income Fund                           65,528                      10.33
GB3                  AXP(R) Variable Portfolio - Global Bond Fund                              26,870                       9.55
GR3                  AXP(R) Variable Portfolio - Growth Fund                                  127,131                       6.51
IE3                  AXP(R) Variable Portfolio - International Fund                             5,420                       8.10
MF3                  AXP(R) Variable Portfolio - Managed Fund                                  18,047                      15.42
ND3                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       191,807                      15.97
SV3                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                440,292                      10.72
IV3                  AXP(R) Variable Portfolio - S&P 500 Index Fund                            77,529                       7.82
SC3                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                      51,669                      10.47
ST3                  AXP(R) Variable Portfolio - Stock Fund                                   200,266                       9.49
SA3                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                      59,751                       8.34
3AC                  AIM V.I. Capital Appreciation Fund, Series II                                274                      21.70
3AD                  AIM V.I. Capital Development Fund, Series II                                 264                      11.94
3AB                  Alliance VP AllianceBernstein International Value Portfolio (Class B)     20,806                       9.87
3AL                  Alliance VP Growth and Income Portfolio (Class B)                          5,965                      22.03
3AI                  American Century(R) VP International, Class II                               187                       6.59
3AV                  American Century(R) VP Value, Class II                                    20,288                       7.44
3SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                    3,204                       1.76
3CG                  Evergreen VA Capital Growth Fund, Class L Shares                               1                      14.03
3FG                  Fidelity VIP Growth & Income Portfolio (Service Class 2)                  10,128                      13.07
3FM                  Fidelity VIP Mid Cap Portfolio (Service Class 2)                           7,030                      19.49
3FO                  Fidelity VIP Overseas Portfolio (Service Class 2)                            486                      13.81
3RE                  FTVIPT Franklin Real Estate Fund - Class 2                                15,786                      17.99
3SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 18,703                      10.89
                      (previously FTVIPT Franklin Value Securities Fund - Class 2)
3MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                 1                      14.03
3UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                               74,788                      10.94
3MC                  Goldman Sachs VIT Mid Cap Value Fund                                      24,429                      11.29
3ID                  Invesco VIF - Dynamics Fund                                                  100                      12.54
3FS                  Invesco VIF - Financial Services Fund                                          1                      12.42
3TC                  Invesco VIF - Technology Fund                                                  1                      15.37
3TL                  Invesco VIF - Telecommunications Fund                                          2                       5.57
3GT                  Janus Aspen Series Global Technology Portfolio: Service Shares            21,108                       4.08
3IG                  Janus Aspen Series International Growth Portfolio: Service Shares         15,863                      23.30
3IP                  Lazard Retirement International Equity Portfolio                          20,282                       9.09
3MG                  MFS(R) Investors Growth Stock Series - Service Class                      63,875                       9.67
3MD                  MFS(R) New Discovery Series - Service Class                               32,497                      15.22
3UT                  MFS(R) Utilities Series - Service Class                                    7,761                      15.90
3PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                          1                      18.49
3EU                  Pioneer Europe VCT Portfolio - Class II Shares                                 1                       8.29
3HS                  Putnam VT Health Sciences Fund - Class IB Shares                          10,802                      11.70
3PI                  Putnam VT International Growth Fund - Class IB Shares                     32,537                      12.36
3VS                  Putnam VT Vista Fund - Class IB Shares                                    82,417                      11.34
3SO                  Strong Opportunity Fund II -Advisor Class                                  6,933                      19.39
3IT                  Wanger International Small Cap                                            42,482                      15.40
3SP                  Wanger U.S. Smaller Companies                                             43,063                      22.25
                      (previously Wanger U.S. Small Cap)
3AA                  Wells Fargo VT Asset Allocation Fund                                         639                      12.32
3WI                  Wells Fargo VT International Equity Fund                                      61                       7.50
3SG                  Wells Fargo VT Small Cap Growth Fund                                         261                       7.85
------------------------------------------------------------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                            PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
BC3                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             $    3,538,188
BD3                  AXP(R) Variable Portfolio - Bond Fund                                                 4,789,890
CR3                  AXP(R) Variable Portfolio - Capital Resource Fund                                     6,049,408
CM3                  AXP(R) Variable Portfolio - Cash Management Fund                                    162,965,465
DE3                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                           10,215,947
EM3                  AXP(R) Variable Portfolio - Emerging Markets Fund                                     1,145,148
ES3(1)               AXP(R) Variable Portfolio - Equity Select Fund                                        4,478,302
EI3                  AXP(R) Variable Portfolio - Extra Income Fund                                        12,564,478
FI3                  AXP(R) Variable Portfolio - Federal Income Fund                                       3,917,603
GB3                  AXP(R) Variable Portfolio - Global Bond Fund                                          1,125,560
GR3                  AXP(R) Variable Portfolio - Growth Fund                                               1,335,657
IE3                  AXP(R) Variable Portfolio - International Fund                                       46,474,368
MF3                  AXP(R) Variable Portfolio - Managed Fund                                              1,910,866
ND3                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    9,087,636
SV3(2)               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                             4,673,849
IV3                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                          534,135
SC3                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  2,176,922
ST3(3)               AXP(R) Variable Portfolio - Stock Fund                                                2,005,930
SA3                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 15,726,511
3AC(3)               AIM V.I. Capital Appreciation Fund, Series II                                             5,974
3AD(3)               AIM V.I. Capital Development Fund, Series II                                              2,918
3AB(3)               Alliance VP AllianceBernstein International Value Portfolio (Class B)                   200,009
3AL(3)               Alliance VP Growth and Income Portfolio (Class B)                                       257,337
3AI(3)               American Century(R) VP International, Class II                                            1,185
3AV(3)               American Century(R) VP Value, Class II                                                  273,279
3SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                   5,608
3CG(3)               Evergreen VA Capital Growth Fund, Class L Shares                                              9
3FG(3)               Fidelity VIP Growth & Income Portfolio (Service Class 2)                                131,197
3FM(3)               Fidelity VIP Mid Cap Portfolio (Service Class 2)                                        134,145
3FO(3)               Fidelity VIP Overseas Portfolio (Service Class 2)                                         6,617
3RE                  FTVIPT Franklin Real Estate Fund - Class 2                                            3,131,231
3SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               313,052
                      (previously FTVIPT Franklin Value Securities Fund - Class 2)
3MS(3)               FTVIPT Mutual Shares Securities Fund - Class 2                                                9
3UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             459,005
3MC                  Goldman Sachs VIT Mid Cap Value Fund                                                    392,932
3ID(3)               Invesco VIF - Dynamics Fund                                                               1,095
3FS(3)               Invesco VIF - Financial Services Fund                                                         9
3TC(3)               Invesco VIF - Technology Fund                                                                 9
3TL(3)               Invesco VIF - Telecommunications Fund                                                         9
3GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                        1,235,730
3IG                  Janus Aspen Series International Growth Portfolio: Service Shares                    12,420,794
3IP                  Lazard Retirement International Equity Portfolio                                      1,792,372
3MG                  MFS(R) Investors Growth Stock Series - Service Class                                  1,065,801
3MD                  MFS(R) New Discovery Series - Service Class                                             619,374
3UT(3)               MFS(R) Utilities Series - Service Class                                                 246,899
3PE(3)               Pioneer Equity Income VCT Portfolio - Class II Shares                                         9
3EU(3)               Pioneer Europe VCT Portfolio - Class II Shares                                                9
3HS(3)               Putnam VT Health Sciences Fund - Class IB Shares                                        253,807
3PI(3)               Putnam VT International Growth Fund - Class IB Shares                                   400,009
3VS                  Putnam VT Vista Fund - Class IB Shares                                                1,435,909
3SO(3)               Strong Opportunity Fund II -Advisor Class                                               280,969
3IT                  Wanger International Small Cap                                                        9,003,831
3SP                  Wanger U.S. Smaller Companies                                                         2,678,770
                      (previously Wanger U.S. Small Cap)
3AA(1)               Wells Fargo VT Asset Allocation Fund                                                    237,101
3WI(1)               Wells Fargo VT International Equity Fund                                              1,427,828
3SG(1)               Wells Fargo VT Small Cap Growth Fund                                                      3,259
------------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on May 1, 2001.
(2) Operations commenced on Aug. 14, 2001.
(3) Operations commenced on Aug. 13, 2001.

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                                    BC3       BD3      CR3      CM3       DE3      EM3      ES3(4)     EI3       FI3       GB3
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $   0.99  $   1.06  $  0.94  $  1.07   $ 1.01  $   0.75   $     --  $   0.91  $   1.09  $   1.03
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $   0.82  $   1.14  $  0.76  $  1.10   $ 1.02  $   0.73   $   1.01  $   0.95  $   1.15  $   1.04
Units (000s)                          729       985      291    5,658      281         3         38     1,549       592       249
Net assets (000s)                $    597  $  1,122  $   222  $ 6,219   $  288  $  3,674   $  2,063  $  1,475  $    680  $    258
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 0.70%     6.32%    0.27%    3.60%    0.98%     0.02%        --     10.89%     4.22%     4.82%
Expense ratio(2)                     0.55%     0.55%    0.55%    0.55%    0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                    (17.17%)    7.55%  (19.15%)   2.80%    0.99%    (2.67%)     1.00%     4.40%     5.50%     0.97%
------------------------------------------------------------------------------------------------------------------------------------

                                    GR3       IE3      MF3      ND3     SV3(5)     IV3        SC3      ST3(6)      SA3     3AC(6)
                                 ------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $   0.94  $   0.95  $  1.06  $  1.08   $   --  $   0.90   $   1.16  $     --  $   1.22  $     --
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $   0.64  $   0.67  $  0.94  $  0.89   $ 1.07  $   0.79   $   1.08  $   0.95  $   0.81  $   0.98
Units (000s)                        1,285        65      296    3,252      411       770        378        --       607         6
Net assets (000s)                $    827  $     44  $   278  $ 2,901   $4,717  $    606   $    408  $  1,900  $    494  $      6
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                   --      1.60%    2.50%    0.21%      --      0.55%        --      0.13%     0.19%       --
Expense ratio(2)                     0.55%     0.55%    0.55%    0.55%    0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                    (31.91%)  (29.47%) (11.32%) (17.59%)   7.00%   (12.22%)    (6.90%)   (5.00%)  (33.61%)   (2.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                   3AD(6)    3AB(6)   3AL(6)   3AI(6)   3AV(6)     3SR       3CG(6)    3FG(6)    3FM(6)    3FO(6)
                                 ------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $     --  $     --  $    --  $    --   $   --  $   0.96   $     --  $     --  $     --  $     --
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $   0.98  $   0.98  $  0.97  $  0.93   $ 1.04  $   0.89   $   0.95  $   1.00  $   1.04  $   0.95
Units (000s)                            3       210      136        1      146         6         --       132       132         7
Net assets (000s)                $      3  $    205  $   131  $     1   $  151  $      6         --  $    132  $    137  $      7
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                   --        --       --       --       --      7.75%        --        --        --        --
Expense ratio(2)                     0.55%     0.55%    0.55%    0.55%    0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                     (2.00%)   (2.00%)  (3.00%)  (7.00%)   4.00%    (7.29%)    (5.00%)     0.00%     4.00%   (5.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                    3RE       3SI     3MS(6)     3UE      3MC    3ID(6)    3FS(6)     3TC(6)    3TL(6)      3GT
                                 ------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $   1.26  $   1.20  $    --  $  0.99   $ 1.24  $     --   $     --  $     --  $     --  $   0.68
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $   1.35  $   1.35  $  0.97  $  0.87   $ 1.38  $   0.96   $   0.97  $   0.91  $   0.84  $   0.43
Units (000s)                          211       150       --      943      200         1         --        --        --       202
Net assets (000s)                $    284  $    204       --  $   818   $  276  $      1         --        --        --  $     86
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 3.55%     0.39%      --     0.53%    1.73%       --         --        --        --      0.65%
Expense ratio(2)                     0.55%     0.55%    0.55%    0.55%    0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                      7.14%    12.50%  (3.00%)  (12.12%)  11.29%    (4.00%)    (3.00%)   (9.00%)  (16.00%)  (36.76%)

                                       44

                                    3IG       3IP      3MG      3MD     3UT(6)   3PE(6)     3EU(6)     3HS(6)    3PI(6)    3VS
                                 ------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $   0.80  $   0.96  $  0.91  $  0.96   $   --  $     --   $     --  $     --  $     --  $   1.29
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $   0.61  $   0.73  $  0.68  $  0.90   $ 0.89  $   0.98   $   0.98  $   0.98  $   0.96  $   0.86
Units (000s)                          606       253      913      548      138        --         --       129       418     1,092
Net assets (000s)                $    370  $    184  $   618  $   495   $  123        --         --  $    126  $    402  $    935
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 0.52%     0.01%    0.06%      --       --        --         --        --        --        --
Expense ratio(2)                     0.55%     0.55%    0.55%    0.55%    0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                    (23.75%)  (23.96%) (25.27%)  (6.25%)  11.00%)   (2.00%)    (2.00%)   (2.00%)   (4.00%)  (33.33%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                              3SO(6)    3IT      3SP     3AA(4)   3WI(4)   3SG(4)
                                                                     ------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                 $   --  $   1.09   $   1.05  $     --  $     --  $     --
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                 $ 0.99  $   0.85   $   1.17  $   0.97  $   0.90  $   0.94
Units (000s)                                                               136       769        820         8         1         2
Net assets (000s)                                                       $  134  $    654   $    958  $      8        --  $      2
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                      0.47%       --       0.07%     0.71%       --        --
Expense ratio(2)                                                          0.55%     0.55%      0.55%     0.55%     0.55%     0.55%
Total return(3)                                                          (1.00%)  (22.02%)    11.43%    (3.00%)   10.00%)   (6.00%)
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on Aug. 14, 2001.
(6) Operations commenced on Aug. 13, 2001

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                              S-6407-20 C (5/02)

PART C.

Item 24. Financial Statements and Exhibits

      (a) Financial statements included in Part B of this Registration
          Statement:

      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) including:

      Report of Independent Auditors dated March 22, 2002.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
      Notes to Financial Statements.


      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) including:

      Report of Independent Auditors dated Jan. 28, 2002.
      Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
      Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
      Notes to Consolidated Financial Statements.


      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) - Band 3 including:

      Report of Independent Auditors dated March 22, 2002.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) - Band 3 including:

      Report of Independent Auditors dated Jan. 28, 2002.
      Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
      Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
      Notes to Consolidated Financial Statements.

      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Advantage(SM) Variable Annuity including:

      Report of Independent Auditors dated March 22, 2002.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
      Notes to Financial Statements.


      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Advantage (SM) Variable Annuity/ Retirement Advisor Select Variable Annuity including:

      Report of Independent Auditors dated Jan. 28, 2002.
      Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
      Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
      Notes to Consolidated Financial Statements.

      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Advantage(SM) Variable Annuity - Band 3 including:

      Report of Independent Auditors dated March 22, 2002.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
      Notes to Financial Statements.


      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Advantage (SM) Variable Annuity - Band 3 including:

      Report of Independent Auditors dated Jan. 28, 2002.
      Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
      Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31,
      2001, 2000 and 1999.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
      Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically herewith.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a)   Copy of Participation Agreement between IDS Life
         Insurance Company and AIM Variable
         Insurance Funds, Inc. and AIM Distributors, Inc., dated
         March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement
         No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2      Copy of Participation Agreement between IDS Life
         Insurance Company and TCI Portfolios, Inc., dated April
         24, 1996, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement
         No. 33-62407 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset
         Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as
         Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.3(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 is filed electronically herewith.

8.4(a)   Copy of Participation Agreement between IDS Life
         Insurance Company and Warburg Pincus Trust and Warburg
         Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.4(b) Copy of Amendment No.1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

8.4(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 is filed electronically herewith.

8.5(a) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 is filed electronically herewith.

8.5(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 is filed electronically herewith.

8.6(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
         Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.6(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.6(e) Copy of Amendment No. 2 dated June 29, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.6(f) Copy of Amendment No. 2 dated June 29, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.6(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.6(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9      Copy of Participation Agreement between IDS Life
         Insurance Company and INVESCO Variable Investment Funds,
         Inc, and INVESCO Distributors, Inc., dated August 13,
         2001 is filed electronically herewith.

8.10(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 is filed electronically herewith.

8.10(c) Copy of Amendment to Participation Agreement dated February 13, 2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 is filed electronically herewith.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(a)  Copy of Participation Agreement Among MFS Variable
         Insurance Trust, IDS Life Insurance Company and
         Massachusetts Financial Services Company, dated March 1,
         2000, filed as Exhibit 8.12 to Post-Effective Amendment
         No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 is filed electronically herewith.

8.12(c) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 is filed electronically herewith.

8.13(a)  Copy of Participation Agreement among Pioneer Variable
         Contracts Trust, IDS Life Insurance Company, Pioneer
         Investment Management, Inc. and Pioneer Funds
         Distributor, Inc. dated August 13, 2001 is filed electronically herewith.

8.13(b) Copy of Amendment dated February 13, 2002 to Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 is filed electronically herewith.

8.14(a) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.14(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

8.14(c) Copy of Amendment 2 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 is filed electronically herewith.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as
         Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of Participation Agreement by and among IDS Life
         Insurance Company and Strong Opportunity Fund II, Inc.
         and Strong Investor Services, Inc. and Strong
         Investments, Inc. dated August 13, 2001 is filed electronically herewith.

8.17     Copy of Participation Agreement by and among Wanger
         Advisors Trust and Liberty Wanger Asset Management, L.P.
         and IDS Life Insurance Company dated August 30, 1999 is filed electronically herewith.

8.18(a)  Copy of Participation Agreement by and among Wells Fargo
         Variable Trust and IDS Life Insurance Company and
         Stephens Inc. dated May 1, 2000 is filed electronically herewith.

8.18(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express Retirement Advisor Variable Annuity filed electronically herewith.

10.2 Consent of Independent Auditors for the American Express Retirement Advisor Variable Annuity - Band 3 filed electronically herewith.

10.3 Consent of Independent Auditors for the American Express Retirement Advisor Advantage Variable Annuity/ American Express Retirement Advisor Select Variable Annuity filed electronically herewith.

10.4 Consent of Independent Auditors for the American Express Retirement Advisor Advantage Variable Annuity - Band 3 filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15. Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically herewith.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                    - Annuities

Timothy V. Bechtold                   70100 AXP Financial Center                Director and President
                                      Minneapolis, MN  55474

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Barry J. Murphy                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Teresa J. Rasmussen                   70100 AXP Financial Center                Vice President and General Counsel
                                      Minneapolis, MN  55474

Stephen W. Roszell                    70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Director, Executive Vice President - Finance
                                      Minneapolis, MN  55474

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                            Vice President, Treasurer and
                                      19th Floor                                Assistant Secretary
                                      New York, NY 10004



Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contract owners

          As of March 31, 2002, there were 147,335 non-qualified contract owners and 172,265 qualified contract owners in the IDS Life Variable
          Account 10.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29    Principal Underwriter (IDS Life Insurance Company)


Name and Principal Business Address   Position and Offices with Underwriter
-----------------------------------  -----------------------------------------
Gumer C. Alvero                       Director and Executive Vice President -
70100 AXP Financial Center            Annuities
Minneapolis, MN  55474

Timothy V. Bechtold                   Director and President
70100 AXP Financial Center
Minneapolis, MN  55474

Lorraine R. Hart                      Vice President, Investments
70100 AXP Financial Center
Minneapolis, MN  55474

Eric L. Marhoun                       Vice President, Assistant General
70100 AXP Financial Center            Counsel and Assistant Secretary
Minneapolis, MN  55474

Timothy S. Meehan                     Secretary
70100 AXP Financial Center
Minneapolis, MN  55474

Mary Ellyn Minenko                    Vice President, Assistant General
70100 AXP Financial Center            Counsel and Assistant Secretary
Minneapolis, MN  55474

Barry J. Murphy                       Director
70100 AXP Financial Center
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and General Counsel
70100 AXP Financial Center
Minneapolis, MN  55474

Stephen W. Roszell                    Director
70100 AXP Financial Center
Minneapolis, MN  55474

Bridget Sperl                         Executive Vice President - Client
70100 AXP Financial Center            Service
Minneapolis, MN  55474

John T. Sweeney                       Director and Executive
70100 AXP Financial Center            Vice President - Finance
Minneapolis, MN  55474

Philip C. Wentzel                     Vice President and Controller
70100 AXP Financial Center
Minneapolis, MN  55474

David L. Yowan                        Vice President, Treasurer and Assistant
40 Wall Street                        Secretary
New York, NY  10004


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $41,792,624            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2002.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2002.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                   Secretary
-----------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                 Vice President and General
------------------------------------      Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                  Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                     Director and Executive
------------------------------------      Vice President - Finance
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


* Signed pursuant to Power of Attorney dated April 9, 2002, filed electronically herewith.




/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.